      As filed with Securities and Exchange Commission on April 13, 2016.

                                          REGISTRATION NOS. 333-153109/811-04001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ][X]
                     PRE-EFFECTIVE AMENDMENT NO
                   POST-EFFECTIVE AMENDMENT NO. 11                     [X]
                                AND/OR
   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                          AMENDMENT NO. 239                            [X]


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (Exact Name of Registrant)


                                 ------------
                      METROPOLITAN LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)



                   200 PARK AVENUE, NEW YORK, NEW YORK 10166

        (Address of depositor's principal executive offices) (zip code)
                                 (212) 578-9500
              (Depositor's telephone Number, including area code)


                                 ------------
                              RICARDO A. ANZALDUA
                            EXECUTIVE VICE PRESIDENT
                                GENERAL COUNSEL
                   200 PARK AVENUE, NEW YORK, NEW YORK 10036
                    (Name and address of agent for service)


                                 ------------
             It Is Proposed That The Filing Will Become Effective:

              On May 1, 2016 or as soon thereafter as practicable.


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2016 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule
485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment.

Title of Securities Being Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

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May 1, 2016


Preference Premier(R) Variable Annuity Contracts

Issued by Metropolitan Life Insurance Company

(offered between December 12, 2008 and October 7, 2011)

This Prospectus describes individual Preference Premier(R) Contracts for deferred variable annuities ("Contracts"). The Contracts are no longer available.


--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment
choices. The investment choices       available to You are listed in your
Contract. Your choices may include the Fixed Account (not offered or described
in       this Prospectus) and Investment Divisions available through
Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R) "). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

                               American Funds(R)
-----------------


    American Funds Global Small Capitalization Fund American Funds
                                  Growth-Income Fund


                               Met Investors Fund
------------------


     AB Global Dynamic Allocation Portfolio*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio*


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Growth Portfolio

     American Funds(R) Moderate Allocation Portfolio


     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio


     Invesco Balanced-Risk Allocation Portfolio*


     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio

     JPMorgan Core Bond Portfolio


     JPMorgan Global Active Allocation Portfolio*


     JPMorgan Small Cap Value Portfolio

     Loomis Sayles Global Markets Portfolio


     Met/Aberdeen Emerging Markets Equity Portfolio



     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio


     Met/Templeton International Bond Portfolio#

     Met/Wellington Large Cap Research Portfolio


     MetLife Asset Allocation 100 Portfolio


     MetLife Balanced Plus Portfolio*

     MetLife Multi-Index Targeted Risk Portfolio*


     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio


     PanAgora Global Diversified Risk Portfolio*


     PIMCO Inflation Protected Bond Portfolio


     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio*

     Pyramis(R) Managed Risk Portfolio*

     Schroders Global Multi-Asset Portfolio*


     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


     T. Rowe Price Mid Cap Growth Portfolio



                               Metropolitan Fund
-----------------


     Baillie Gifford International Stock Portfolio


     Barclays Aggregate Bond Index Portfolio*


     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Large Cap Value Portfolio


     BlackRock Ultra-Short Term Bond Portfolio


     Frontier Mid Cap Growth Portfolio

     Jennison Growth Portfolio

     Loomis Sayles Small Cap Core Portfolio

     Met/Artisan Mid Cap Value Portfolio

     Met/Dimensional International Small Company Portfolio


     Met/Wellington Core Equity Opportunities Portfolio


     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio


     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     MSCI EAFE(R) Index Portfolio

     Neuberger Berman Genesis Portfolio

     Russell 2000(R) Index Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio


     Van Eck Global Natural Resources Portfolio#

     Western Asset Management Strategic Bond Opportunities Portfolio


     Western Asset Management U.S. Government Portfolio



* If you elect the GMIB Max I and/or the EDB Max I, You must allocate your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits.") These Portfolios are also available for investment if You do not elect GMIB Max I and/or the EDB Max I.



# These Portfolios are only available for investment if certain optional benefits are elected. (See "Your Investment Choices -- Investment Allocation Restrictions For Certain Options Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I.")




How to learn more:

Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2016. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 178 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company

Attn: Fulfillment Unit -  Preference Premier
PO Box 10342
Des Moines, IA 50306-0342
(800) 638-7732






Contracts

Available:



           o Non-Qualified


           o Traditional IRA


           o Roth IRA




Currently the Contract is not available for new sales.




Classes Available

for each Contract



           o B


           o B Plus


           o C


           o L


           o R




A word about

investment risk:


An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:


      o a bank deposit or obligation;


      o federally insured or guaranteed; or


      o endorsed by any bank
        or other financial
        institution.

------------------------


Each class of the Contracts has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. The expenses for a B Plus Class Contract may be higher than similar Contracts without a bonus. The purchase payment credits may be more than offset by the higher expenses for the B Plus Class.



The Securities and Exchange Commission has a Web site (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



You should read carefully the current Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses before purchasing a Contract. Copies of these prospectuses will accompany or precede the delivery of your Contract, unless You elect to register for METLIFE EDELIVERY(R), in which case they will be delivered electronically to You. You can also obtain copies of the prospectuses for the Portfolios by calling us or writing to us at the phone number or address below.



Metropolitan Life Insurance Company

Attn: Fulfillment Unit - Preference Premier
P O Box 10342
Des Moines, IA 50306-0342



800-638-7732



ELECTRONIC DELIVERY. You may elect to register for ESERVICESM, which will allow You to do the following:


     o view a consolidated account summary of your available products,


     o track the performance of your investments,


     o perform select transactions such as funding option transfers and address changes, and


  o receive electronic delivery of Contract and Portfolio prospectuses, and annual and semi-annual reports for the Portfolios, and other related documents through METLIFE EDELIVERY(R).



For more information and/or to enroll, please log on to HTTPS://ESERVICE.METLIFE.COM.

                               TABLE OF CONTENTS



Important Terms You Should Know...................   5
   Table of Expenses..............................   8
Accumulation Unit Values For Each Investment
  Division........................................  22
MetLife...........................................  23
Metropolitan Life Separate Account E..............  23
Variable Annuities................................  25
   Replacement of Annuity Contracts...............  25
   The Contract...................................  26
Classes of the Contract...........................  28
Your Investment Choices...........................  31
   Investment Allocation Restrictions For Certain
     Optional Benefits............................  36
The Annuity Contract..............................  46
   Optional Automated Investment Strategies ,
     Optional Dollar Cost Averaging and Optional
     Enhanced Dollar Cost Averaging Programs......  46
   Purchase Payments..............................  50
    Allocation of Purchase Payments...............  52
    Debit Authorizations..........................  52
   The Value of Your Investment...................  52
   Transfer Privilege.............................  53
    Restrictions on Transfers.....................  54
   Access To Your Money...........................  56
    Systematic Withdrawal Program.................  57
   Charges........................................  58
    Separate Account Charge.......................  58
    Investment-Related Charge.....................  59
    Annual Contract Fee...........................  59
    Transfer Fee..................................  59
    Optional Enhanced Death Benefits..............  59
    Optional Guaranteed Minimum Income Benefits...  60
    Optional Guaranteed Withdrawal Benefits.......  61
   Premium and Other Taxes........................  62
   Withdrawal Charges.............................  62
    When No Withdrawal Charge Applies.............  64
   Free Look......................................  65
   Death Benefit -- Generally.....................  66
    Standard Death Benefit........................  69
   Optional Death Benefits........................  71
    Annual Step-Up Death Benefit..................  71
    Enhanced Death Benefits.......................  72
    Earnings Preservation Benefit.................  95
   Living Benefits................................  97
    Guaranteed Income Benefits....................  98
    Guaranteed Withdrawal Benefits................ 139

------------------------



   Pay-Out Options (or Income Options)............ 167
    Income Payment Types.......................... 168
    Allocation.................................... 169
    Minimum Size of Your Income Payment........... 169
    The Value of Your Income Payments............. 169
    Reallocation Privilege........................ 170
    Charges....................................... 172
General Information............................... 173
   Administration................................. 173
    Purchase Payments............................. 173
    Confirming Transactions....................... 174
    Processing Transactions....................... 174
      By Telephone or Internet.................... 174
      Telephone and Computer Systems.............. 175
      After Your Death............................ 175
      Abandoned Property Requirements............. 175
      Misstatement................................ 176
      Third Party Requests........................ 176
      Valuation --  -- Suspension of Payments..... 176
   Cybersecurity Risks............................ 176
   Advertising Performance........................ 177
   Changes to Your Contract....................... 179
   Voting Rights.................................. 179
   Who Sells the Contracts........................ 180
   Financial Statements........................... 182
   When We Can Cancel Your Contract............... 182
Federal Tax Considerations........................ 183
Legal Proceedings................................. 195
Table of Contents for the Statement of Additional
  Information..................................... 196
Appendix A  -- Premium Tax Table.................. 197
Appendix B  -- Accumulation Unit Values For Each
  Investment Division............................. 198
Appendix C  -- Portfolio Legal and Marketing
  Names........................................... 225
Appendix D  -- Additional Information Regarding
  the Portfolios.................................. 226



The Contracts are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, any supplements to this Prospectus or any supplemental sales material we authorize.

                                                       ------------------------

Important Terms You Should Know



ACCOUNT VALUE


When You purchase a Contract, an account is set up for You. Your Account Value is the total amount of money credited to You under your Contract including money in the Investment Divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.




ACCUMULATION UNIT VALUE


With a Contract, money paid-in or transferred into an Investment Division of the Separate Account is credited to You in the form of accumulation units, for each Investment Division. We determine the value of these accumulation units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.




ADMINISTRATIVE OFFICE


Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Contract. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.




ANNUITANT


The natural person whose life is the measure for determining the duration and the dollar amount of income payments.




ANNUITY UNIT VALUE


With a variable pay-out option, the money paid-in or reallocated into an Investment Division of the Separate Account is held in the form of annuity units. Annuity units are established for each Investment Division. We determine the value of these annuity units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.




ASSUMED INVESTMENT RETURN (AIR)


Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Investment Division to determine all subsequent payments to You.




BENEFICIARY


The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Contract Owner dies.

------------------------

CONTRACT


A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your deferred variable annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.




CONTRACT ANNIVERSARY


An anniversary of the date we issue the Contract.




CONTRACT OWNER


The person or entity which has all rights including the right to direct who receives income payments.




CONTRACT YEAR


The Contract Year is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.




EXCHANGE


In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."




GOOD ORDER


A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.




INVESTMENT DIVISION


Investment Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to an Investment Division, the Investment Division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds(R).




METLIFE


MetLife is Metropolitan Life Insurance Company which is the company that issues the Contracts. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

                                                       ------------------------

SEPARATE ACCOUNT


A separate account is an investment account. All assets contributed to Investment Divisions under the Contracts are pooled in the Separate Account and maintained for the benefit of investors in the Contracts.




VARIABLE ANNUITY


An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Investment Divisions in a variable annuity.




WITHDRAWAL CHARGE


The Withdrawal Charge is the amount we deduct from your Account Value, if You withdraw money prematurely from the Contract. This charge is often referred to as a deferred sales load or back-end sales load.




YOU


In this Prospectus "You" is the owner of the Contract and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a Beneficiary of a deceased person's Individual Retirement Account Contract or non-qualified Contract who purchases the Contract in his or her capacity as Beneficiary. A Contract generally may have two owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations.

------------------------

--------------------------------------------------------------------------------

     TABLE OF EXPENSES -- PREFERENCE PREMIER



  T he following tables describe the expenses You will pay when You buy, hold
  or withdraw amounts from your   Contract. The first table describes charges
  You will pay at the time You purchase the Contract, make   withdrawals from
  your Contract or make transfers between the Investment Divisions. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions -- see Appendix A) and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.



     Table 1 -- Contract Owner Transaction Expenses



   Sales Charge Imposed on Purchase Payments......                            None
   Withdrawal Charge (as a percentage of each                             Up to 8%
     purchase payment) (1)........................
   Transfer Fee (2)...............................  Maximum Guaranteed Charge: $25
                                                              Current Charge: None


    The second set of tables describes the fees and expenses that You will bear periodically during the time You hold the Contract, but does not include fees and expenses for the Portfolios.



     Table 2(a) -- Fees Deducted on Each Contract Anniversary



   Annual Contract Fee (3)..... $ 30


     Table 2(b) -- Separate Account Charge


    The charges below are assessed as a percentage of your Account Value. You will pay a Separate Account charge, which includes the Standard Death Benefit. An Optional Annual Step-Up Death Benefit is available for an additional charge. You may also elect the Optional Earnings Preservation Benefit for an additional charge with or without the Optional Annual Step-Up Death Benefit (4).



Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Value) for
                                                   American Funds
                     Growth-Income and American Funds Global Small Capitalization Divisions (5)
                                                     B CLASS    B PLUS CLASS (6)    C CLASS     L CLASS     R CLASS
                                                   ----------- ------------------ ----------- ----------- -----------
  Separate Account Charge with Standard Death       1.50%        2.05%             1.90%       1.75%       1.40%
    Benefit.......................................
    Optional Annual Step-Up Death Benefit......  .   .20%         .20%              .20%        .20%        .20%

    Optional Earnings Preservation Benefit.....  .   .25%         .25%              .25%        .25%        .25%

  Total Separate Account Annual Charge including
    both Optional
    Death Benefits (7)............................  1.95%        2.50%             2.35%       2.20%       1.85%

                                                       ------------------------


Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Value) for all Investment
   Divisions except the American Funds Growth-Income and American Funds Global Small Capitalization Divisions (5)
                                                     B CLASS    B PLUS CLASS (6)    C CLASS     L CLASS     R CLASS
                                                   ----------- ------------------ ----------- ----------- -----------
   Separate Account Charge with Standard Death      1.25%        1.80%             1.65%       1.50%       1.15%
     Benefit......................................
     Optional Annual Step-Up Death Benefit.....  .   .20%         .20%              .20%        .20%        .20%

     Optional Earnings Preservation Benefit....  .   .25%         .25%              .25%        .25%        .25%

   Total Separate Account Annual Charge including
     both Optional
     Death Benefits (7)...........................  1.70%        2.25%             2.10%       1.95%       1.60%


     Table 2(c) -- Additional Optional Death Benefits


    There are additional Enhanced Death Benefits that You may elect for an additional charge. The charge for these death benefits, in Table 2(c) below, is assessed as a percentage of the Death Benefit Base and deducted annually from your Account Value. (8)



   Enhanced Death Benefit Max I -- maximum charge   1.50%
   Enhanced Death Benefit Max I (issue age 69 or    0.60%
     younger) -- current charge
   Enhanced Death Benefit Max I (issue age          1.15%
     70-75) -- current charge




   Enhanced Death Benefit II -- maximum charge    1.50%
   Enhanced Death Benefit II (issue age 69 or     0.60%
     younger) -- current charge
   Enhanced Death Benefit II (issue age           1.15%
     70-75) -- current charge




   Enhanced Death Benefit I -- maximum charge    1.50%
   Enhanced Death Benefit I (issue age 69 or     0.75%
     younger) -- current charge
   Enhanced Death Benefit I (issue age           0.95%
     70-75) -- current charge


     Table 2(d) -- Optional Guaranteed Income Benefits (9)

     (as a percentage of the Income Base) (10)



   Guaranteed Minimum Income Benefit Max   1.50%
     I -- maximum charge
   Guaranteed Minimum Income Benefit Max   1.00%
     I -- current charge




   Guaranteed Minimum Income Benefit Plus   1.50%
     III -- maximum charge
   Guaranteed Minimum Income Benefit Plus   1.00%
     III -- current charge




   Guaranteed Minimum Income Benefit Plus   1.50%
     II -- maximum charge
   Guaranteed Minimum Income Benefit Plus   1.00%
     II -- current charge




   Guaranteed Minimum Income Benefit II    0.50%

------------------------

     Table 2(e) -- Optional Guaranteed Withdrawal Benefits



   Lifetime Withdrawal Guarantee Benefits (as a
     percentage of the Total Guaranteed Withdrawal
     Amount) (11)
     Lifetime Withdrawal Guarantee II (Single       1.60%
       Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee II (Single       1.25%
       Life Version) -- current charge

     Lifetime Withdrawal Guarantee II (Joint        1.80%
       Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee II (Joint        1.50%
       Life Version) -- current charge

   Guaranteed Withdrawal Benefits (as a
     percentage of the Guaranteed Withdrawal Amount)
     (12)
   Enhanced Guaranteed Withdrawal                   1.00%
     Benefit -- maximum charge
   Enhanced Guaranteed Withdrawal                   0.55%
     Benefit -- current charge



     Notes


 1 If an amount is determined to include the withdrawal of prior purchase payments, a Withdrawal Charge may apply. The charges on purchase payments for each class is calculated according to the following schedule:



NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE
  PAYMENT                                           B CLASS   B PLUS CLASS   C CLASS   L CLASS   R CLASS
-------                                            --------- -------------- --------- --------- --------
     0............................................  7%         8%            None      7%        8%
     1............................................  6%         8%                      6%        8%
     2............................................  6%         7%                      5%        7%
     3............................................  5%         6%                      0%        6%
     4............................................  4%         5%                      0%        5%
     5............................................  3%         4%                      0%        4%
     6............................................  2%         3%                      0%        3%
     7............................................  0%         2%                      0%        2%
     8............................................  0%         1%                      0%        1%
     9 and thereafter.............................  0%         0%                      0%        0%


 There are times when the Withdrawal Charge does not apply. For example, You may always withdraw earnings without a Withdrawal Charge. After the first Contract Year, You may also withdraw up to 10% of your total purchase payments without a Withdrawal Charge.


 2 We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.


 3 This fee is waived if the Account Value is $50,000 or more. Regardless of the amount of your Account Value, the entire fee will be deducted if You take a total withdrawal of your Account Value. During the pay-out phase, we reserve the right to deduct this fee.


     4 You may not elect the Optional Step-Up Death and/or the Optional Earnings Preservation Benefit with an Enhanced Death Benefit.


 5 You pay the Separate Account charge with the Standard Death Benefit for your class of the Contract during the pay-out phase of your Contract except that the Separate Account charge during the pay-out phase for the B Plus Class is 1.25% (1.50% for amounts allocated to the American Funds(R) Investment Divisions). We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Value in any such Investment Divisions as shown in the table labeled "Current Separate Account Charge for the American Funds(R) Investment Divisions". We are waiving an amount equal to the Portfolio expenses that are in excess 0.87% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Fund.

                                                       ------------------------

 6 The Separate Account charge for the B Plus Class will be reduced by 0.55% to 1.25% for the Standard Death Benefit (1.50% for amounts held in the American Funds(R) Investment Divisions) after You have held the Contract for 9 years. Similarly, the Separate Account charge will be reduced by 0.55% to 1.45% for the Annual Step-Up Death Benefit (1.70% for amounts held in the American Funds(R) Investment Divisions) after You have held the Contract for nine years.


 7 This charge is determined by adding the Separate Account charge, the Optional Step-Up Death Benefit charge and the Optional Earnings Preservation Benefit charge.


 8  An Enhanced Death Benefit may not be elected with the Optional Annual
  Step-Up Death Benefit or the Optional Earnings Preservation Benefit. The charge for the Enhanced Death Benefit is a percentage of your Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. Charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit charge will not increase upon an Optional Step-Up. (See "Optional Death Benefits" for more information.)


 9 You may only elect one Guaranteed Minimum Income Benefit at a time. You may not have a Guaranteed Withdrawal Benefit or a Guaranteed Minimum Income Benefit in effect at the same time.


 10 The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. Charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit charge will not increase upon an Optional Step-Up. (See "Guaranteed Income Benefits" for more information.)


 11 The charge for the Lifetime Withdrawal Guarantee II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. Charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit charge will not increase upon an Optional Reset. (See "Guaranteed Withdrawal Benefits" for more information.)


 12 The charge for the Enhanced Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. Charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit charge will not increase upon an Optional Reset. (See "Guaranteed Withdrawal Benefits" for more information).




Table 3 -  Portfolio Operating Expenses



The next table shows the minimum and maximum total operating expenses charged by the Portfolios that You may pay periodically during the time that You own the Contract. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios and in the following tables. For information concerning compensation paid for the sale of the Contracts, see "General Information -- Who Sells the Contracts."




      Minimum and Maximum Total Annual Portfolio Operating Expenses




                                                    Minimum    Maximum
                                                   --------- ----------
       Total Annual Fund Operating Expenses
       (expenses that are deducted from Portfolio
         assets, including management fees,
       distribution and/or service (12b-1) fees,      0.52%      1.54%
         and other expenses)

------------------------

Portfolio Fees and Expenses

(as a percentage of average daily net assets)



The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.




                               AMERICAN FUNDS(R) -- CLASS 2
                                                                   DISTRIBUTION
                                                                      AND/OR
                                                     MANAGEMENT      SERVICE        OTHER
 PORTFOLIO                                              FEE        (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------- --------------- ----------
 American Funds Global Small Capitalization Fund..       0.69%          0.25%        0.04%
   .
 American Funds Growth-Income Fund................       0.27%          0.25%        0.02%



                                                     ACQUIRED      TOTAL      FEE WAIVER     NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
 PORTFOLIO                                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- ----------- ----------- --------------- -----------
 American Funds Global Small Capitalization Fund..    --            0.98%     --                0.98%
   .
 American Funds Growth-Income Fund................    --            0.54%     --                0.54%






                                    MET INVESTORS FUND
                                                                   DISTRIBUTION
                                                                      AND/OR
                                                     MANAGEMENT      SERVICE        OTHER
 PORTFOLIO                                              FEE        (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------- --------------- ----------
 AB Global Dynamic Allocation Portfolio -- Class         0.61%          0.25%        0.03%
   B..............................................
 Allianz Global Investors Dynamic Multi-Asset Plus       0.68%          0.25%        0.42%
   Portfolio -- Class B...........................
 American Funds(R) Balanced Allocation                   0.06%          0.55%         --
   Portfolio -- Class C...........................
 American Funds(R) Growth Allocation                     0.06%          0.55%        0.01%
   Portfolio -- Class C...........................
 American Funds(R) Growth Portfolio -- Class C....        --            0.55%        0.02%
 American Funds(R) Moderate Allocation                   0.06%          0.55%        0.01%
   Portfolio -- Class C...........................
 AQR Global Risk Balanced Portfolio -- Class B....       0.61%          0.25%        0.03%
 BlackRock Global Tactical Strategies                    0.66%          0.25%        0.01%
   Portfolio -- Class B...........................
 Clarion Global Real Estate Portfolio -- Class B..       0.60%          0.25%        0.04%
   .
 ClearBridge Aggressive Growth Portfolio -- Class        0.55%          0.25%        0.02%
   B..............................................
 Harris Oakmark International Portfolio -- Class         0.77%          0.25%        0.06%
   B..............................................
 Invesco Balanced-Risk Allocation                        0.64%          0.25%        0.03%
   Portfolio -- Class B...........................
 Invesco Mid Cap Value Portfolio -- Class B.......       0.64%          0.25%        0.04%
 Invesco Small Cap Growth Portfolio -- Class B....       0.85%          0.25%        0.02%
 JPMorgan Core Bond Portfolio -- Class B..........       0.55%          0.25%        0.02%
 JPMorgan Global Active Allocation                       0.72%          0.25%        0.06%
   Portfolio -- Class B...........................
 JPMorgan Small Cap Value Portfolio -- Class B....       0.77%          0.25%        0.05%
 Loomis Sayles Global Markets Portfolio -- Class         0.70%          0.25%        0.08%
   B..............................................
 Met/Aberdeen Emerging Markets Equity                    0.88%          0.25%        0.14%
   Portfolio -- Class B...........................
 Met/Eaton Vance Floating Rate Portfolio -- Class        0.60%          0.25%        0.07%
   B..............................................
 Met/Franklin Low Duration Total Return                  0.49%          0.25%        0.05%
   Portfolio -- Class B...........................



                                                     ACQUIRED      TOTAL      FEE WAIVER     NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
 PORTFOLIO                                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- ----------- ----------- --------------- -----------
 AB Global Dynamic Allocation Portfolio -- Class        0.02%       0.91%         0.02%         0.89%
   B..............................................
 Allianz Global Investors Dynamic Multi-Asset Plus      0.02%       1.37%         0.15%         1.22%
   Portfolio -- Class B...........................
 American Funds(R) Balanced Allocation                  0.42%       1.03%          --           1.03%
   Portfolio -- Class C...........................
 American Funds(R) Growth Allocation                    0.43%       1.05%          --           1.05%
   Portfolio -- Class C...........................
 American Funds(R) Growth Portfolio -- Class C....      0.35%       0.92%          --           0.92%
 American Funds(R) Moderate Allocation                  0.40%       1.02%          --           1.02%
   Portfolio -- Class C...........................
 AQR Global Risk Balanced Portfolio -- Class B....      0.01%       0.90%         0.01%         0.89%
 BlackRock Global Tactical Strategies                   0.12%       1.04%         0.03%         1.01%
   Portfolio -- Class B...........................
 Clarion Global Real Estate Portfolio -- Class B..       --         0.89%          --           0.89%
   .
 ClearBridge Aggressive Growth Portfolio -- Class        --         0.82%         0.00%         0.82%
   B..............................................
 Harris Oakmark International Portfolio -- Class         --         1.08%         0.02%         1.06%
   B..............................................
 Invesco Balanced-Risk Allocation                       0.03%       0.95%         0.03%         0.92%
   Portfolio -- Class B...........................
 Invesco Mid Cap Value Portfolio -- Class B.......      0.08%       1.01%         0.02%         0.99%
 Invesco Small Cap Growth Portfolio -- Class B....       --         1.12%         0.02%         1.10%
 JPMorgan Core Bond Portfolio -- Class B..........       --         0.82%         0.13%         0.69%
 JPMorgan Global Active Allocation                       --         1.03%         0.04%         0.99%
   Portfolio -- Class B...........................
 JPMorgan Small Cap Value Portfolio -- Class B....       --         1.07%         0.09%         0.98%
 Loomis Sayles Global Markets Portfolio -- Class         --         1.03%          --           1.03%
   B..............................................
 Met/Aberdeen Emerging Markets Equity                    --         1.27%         0.05%         1.22%
   Portfolio -- Class B...........................
 Met/Eaton Vance Floating Rate Portfolio -- Class        --         0.92%          --           0.92%
   B..............................................
 Met/Franklin Low Duration Total Return                  --         0.79%         0.02%         0.77%
   Portfolio -- Class B...........................

                                                       ------------------------



                                    MET INVESTORS FUND
                                                                   DISTRIBUTION
                                                                      AND/OR
                                                     MANAGEMENT      SERVICE        OTHER
 PORTFOLIO                                              FEE        (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------- --------------- ----------
 Met/Templeton International Bond                        0.60%          0.25%        0.13%
   Portfolio -- Class B...........................
 Met/Wellington Large Cap Research                       0.56%          0.25%        0.03%
   Portfolio -- Class B...........................
 MetLife Asset Allocation 100 Portfolio -- Class         0.07%          0.25%        0.01%
   B..............................................
 MetLife Balanced Plus Portfolio -- Class B.......       0.24%          0.25%         --
 MetLife Multi-Index Targeted Risk                       0.17%          0.25%        0.02%
   Portfolio -- Class B...........................
 MFS(R) Research International Portfolio -- Class        0.69%          0.25%        0.07%
   B..............................................
 Morgan Stanley Mid Cap Growth Portfolio -- Class        0.65%          0.25%        0.03%
   B..............................................
 Oppenheimer Global Equity Portfolio -- Class B...       0.66%          0.25%        0.05%
   .
 PanAgora Global Diversified Risk                        0.65%          0.25%        0.60%
   Portfolio -- Class B...........................
 PIMCO Inflation Protected Bond                          0.47%          0.25%        0.15%
   Portfolio -- Class B...........................
 PIMCO Total Return Portfolio -- Class B..........       0.48%          0.25%        0.04%
 Pyramis(R) Government Income Portfolio -- Class         0.42%          0.25%        0.03%
   B..............................................
 Pyramis(R) Managed Risk Portfolio -- Class B.....       0.45%          0.25%        0.04%
 Schroders Global Multi-Asset Portfolio -- Class         0.64%          0.25%        0.08%
   B..............................................
 SSGA Growth and Income ETF Portfolio -- Class B..       0.31%          0.25%         --
   .
 SSGA Growth ETF Portfolio -- Class B.............       0.32%          0.25%        0.02%
 T. Rowe Price Mid Cap Growth Portfolio -- Class         0.75%          0.25%        0.03%
   B..............................................



                                                     ACQUIRED      TOTAL      FEE WAIVER     NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
 PORTFOLIO                                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- ----------- ----------- --------------- -----------
 Met/Templeton International Bond                        --         0.98%          --           0.98%
   Portfolio -- Class B...........................
 Met/Wellington Large Cap Research                       --         0.84%         0.04%         0.80%
   Portfolio -- Class B...........................
 MetLife Asset Allocation 100 Portfolio -- Class        0.68%       1.01%          --           1.01%
   B..............................................
 MetLife Balanced Plus Portfolio -- Class B.......      0.42%       0.91%         0.00%         0.91%
 MetLife Multi-Index Targeted Risk                      0.22%       0.66%          --           0.66%
   Portfolio -- Class B...........................
 MFS(R) Research International Portfolio -- Class        --         1.01%         0.06%         0.95%
   B..............................................
 Morgan Stanley Mid Cap Growth Portfolio -- Class        --         0.93%         0.01%         0.92%
   B..............................................
 Oppenheimer Global Equity Portfolio -- Class B...       --         0.96%         0.08%         0.88%
   .
 PanAgora Global Diversified Risk                       0.04%       1.54%         0.20%         1.34%
   Portfolio -- Class B...........................
 PIMCO Inflation Protected Bond                          --         0.87%         0.01%         0.86%
   Portfolio -- Class B...........................
 PIMCO Total Return Portfolio -- Class B..........       --         0.77%         0.04%         0.73%
 Pyramis(R) Government Income Portfolio -- Class         --         0.70%         0.00%         0.70%
   B..............................................
 Pyramis(R) Managed Risk Portfolio -- Class B.....      0.53%       1.27%         0.11%         1.16%
 Schroders Global Multi-Asset Portfolio -- Class        0.01%       0.98%          --           0.98%
   B..............................................
 SSGA Growth and Income ETF Portfolio -- Class B..      0.22%       0.78%          --           0.78%
   .
 SSGA Growth ETF Portfolio -- Class B.............      0.24%       0.83%          --           0.83%
 T. Rowe Price Mid Cap Growth Portfolio -- Class         --         1.03%          --           1.03%
   B..............................................






                               METROPOLITAN FUND -- CLASS B
                                                                   DISTRIBUTION
                                                                      AND/OR
                                                     MANAGEMENT      SERVICE        OTHER
 PORTFOLIO                                              FEE        (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------- --------------- ----------
 Baillie Gifford International Stock Portfolio....       0.79%          0.25%        0.07%
 Barclays Aggregate Bond Index Portfolio..........       0.25%          0.25%        0.03%
 BlackRock Bond Income Portfolio..................       0.32%          0.25%        0.04%
 BlackRock Capital Appreciation Portfolio.........       0.69%          0.25%        0.02%
 BlackRock Large Cap Value Portfolio..............       0.63%          0.25%        0.03%
 BlackRock Ultra-Short Term Bond Portfolio........       0.34%          0.25%        0.03%
 Frontier Mid Cap Growth Portfolio................       0.71%          0.25%        0.03%
 Jennison Growth Portfolio........................       0.60%          0.25%        0.02%
 Loomis Sayles Small Cap Core Portfolio...........       0.90%          0.25%        0.06%
 Met/Artisan Mid Cap Value Portfolio..............       0.81%          0.25%        0.03%



                                                     ACQUIRED      TOTAL      FEE WAIVER     NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
 PORTFOLIO                                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- ----------- ----------- --------------- -----------
 Baillie Gifford International Stock Portfolio....       --         1.11%         0.12%         0.99%
 Barclays Aggregate Bond Index Portfolio..........       --         0.53%         0.01%         0.52%
 BlackRock Bond Income Portfolio..................       --         0.61%         0.00%         0.61%
 BlackRock Capital Appreciation Portfolio.........       --         0.96%         0.05%         0.91%
 BlackRock Large Cap Value Portfolio..............       --         0.91%         0.03%         0.88%
 BlackRock Ultra-Short Term Bond Portfolio........       --         0.62%         0.02%         0.60%
 Frontier Mid Cap Growth Portfolio................       --         0.99%         0.02%         0.97%
 Jennison Growth Portfolio........................       --         0.87%         0.08%         0.79%
 Loomis Sayles Small Cap Core Portfolio...........      0.04%       1.25%         0.08%         1.17%
 Met/Artisan Mid Cap Value Portfolio..............       --         1.09%          --           1.09%

------------------------



                              METROPOLITAN FUND -- CLASS B
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                   MANAGEMENT      SERVICE        OTHER
 PORTFOLIO                                            FEE        (12B-1) FEES   EXPENSES
------------------------------------------------ ------------- --------------- ----------
 Met/Dimensional International Small Company           0.81%          0.25%        0.14%
   Portfolio......................................
 Met/Wellington Core Equity Opportunities              0.70%          0.25%        0.02%
   Portfolio......................................
 MetLife Asset Allocation 20 Portfolio..........       0.09%          0.25%        0.02%
 MetLife Asset Allocation 40 Portfolio..........       0.06%          0.25%         --
 MetLife Asset Allocation 60 Portfolio..........       0.05%          0.25%         --
 MetLife Asset Allocation 80 Portfolio..........       0.05%          0.25%         --
 MetLife Mid Cap Stock Index Portfolio..........       0.25%          0.25%        0.04%
 MetLife Stock Index Portfolio..................       0.25%          0.25%        0.02%
 MFS(R) Total Return Portfolio..................       0.55%          0.25%        0.05%
 MFS(R) Value Portfolio.........................       0.70%          0.25%        0.02%
 MSCI EAFE(R) Index Portfolio...................       0.30%          0.25%        0.10%
 Neuberger Berman Genesis Portfolio.............       0.81%          0.25%        0.03%
 Russell 2000(R) Index Portfolio................       0.25%          0.25%        0.06%
 T. Rowe Price Large Cap Growth Portfolio.......       0.60%          0.25%        0.02%
 T. Rowe Price Small Cap Growth Portfolio.......       0.47%          0.25%        0.03%
 Van Eck Global Natural Resources Portfolio.....       0.78%          0.25%        0.03%
 Western Asset Management Strategic Bond               0.59%          0.25%        0.04%
   Opportunities
   Portfolio....................................
 Western Asset Management U.S. Government              0.47%          0.25%        0.02%
   Portfolio......................................



                                                   ACQUIRED      TOTAL      FEE WAIVER     NET TOTAL
                                                  FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                     AND      OPERATING      EXPENSE      OPERATING
 PORTFOLIO                                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ ----------- ----------- --------------- -----------
 Met/Dimensional International Small Company           --         1.20%         0.01%         1.19%
   Portfolio.....................................
 Met/Wellington Core Equity Opportunities              --         0.97%         0.12%         0.85%
   Portfolio.....................................
 MetLife Asset Allocation 20 Portfolio..........      0.52%       0.88%         0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio..........      0.56%       0.87%          --           0.87%
 MetLife Asset Allocation 60 Portfolio..........      0.60%       0.90%          --           0.90%
 MetLife Asset Allocation 80 Portfolio..........      0.65%       0.95%          --           0.95%
 MetLife Mid Cap Stock Index Portfolio..........      0.01%       0.55%         0.00%         0.55%
 MetLife Stock Index Portfolio..................       --         0.52%         0.01%         0.51%
 MFS(R) Total Return Portfolio..................       --         0.85%          --           0.85%
 MFS(R) Value Portfolio.........................       --         0.97%         0.14%         0.83%
 MSCI EAFE(R) Index Portfolio...................      0.01%       0.66%         0.00%         0.66%
 Neuberger Berman Genesis Portfolio.............       --         1.09%         0.01%         1.08%
 Russell 2000(R) Index Portfolio................      0.01%       0.57%         0.00%         0.57%
 T. Rowe Price Large Cap Growth Portfolio.......       --         0.87%         0.02%         0.85%
 T. Rowe Price Small Cap Growth Portfolio.......       --         0.75%          --           0.75%
 Van Eck Global Natural Resources Portfolio.....       --         1.06%         0.01%         1.05%
 Western Asset Management Strategic Bond               --         0.88%         0.04%         0.84%
   Opportunities
   Portfolio....................................
 Western Asset Management U.S. Government              --         0.74%         0.01%         0.73%
   Portfolio.....................................




The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.




Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


     EXAMPLES


 These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.

                                                       ------------------------

 Examples 1 through 5 assume You purchased the Contract with optional benefits that result in the highest possible combination of charges. Example 1 relates to the purchase of the Contract with the B Class; Example 2 relates to the purchase of the Contract with the B Plus Class; Example 3 relates to the purchase of the Contract with the C Class; Example 4 relates to the purchase of the Contract with the L Class; and Example 5 relates to the purchase of the Contract with the R Class.


 Examples 6 through 10 assume You purchased the Contract with no optional benefits that result in the least expensive combination of charges. Example 6 relates to the purchase of the Contract with the B Class; Example 7 relates to the purchase of the Contract with the B Plus Class; Example 8 relates to the purchase of the Contract with the C Class; Example 9 relates to the purchase of the Contract with the L Class; and Example 10 relates to the purchase of the Contract with the R Class.



  Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the B Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

     o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

     o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,309   $2,344    $3,413    $6,423
  Minimum........  $1,207   $2,047    $2,932    $5,551



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $609    $1,804    $3,053    $6,423
  Minimum........   $507    $1,507    $2,572    $5,551

------------------------


  Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the B Plus Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

     o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

     o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,009   $1,424    $1,845    $3,107
  Minimum........  $  907   $1,117    $1,332    $2,076



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $309      $884    $1,485    $3,107
  Minimum........   $207      $577    $  972    $2,076



  Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the C Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

     o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

     o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

 You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).

                                                       ------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,502   $2,772    $4,172    $8,376
  Minimum........  $1,394   $2,441    $3,611    $7,220



  Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the L Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

     o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

     o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

     You fully surrender your Contract with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $702    $2,142    $3,722    $8,376
  Minimum........   $594    $1,811    $3,161    $7,220



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,184   $1,805    $2,543    $5,088
  Minimum........  $1,076   $1,463    $1,944    $3,729

------------------------


  Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:


     Assumptions:

     o You SELECT THE R CLASS;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

     o You select the Guaranteed Minimum Income Benefit Max I and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

     o You select the Enhanced Death Benefit Max I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted.

     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $384    $1,175    $2,093    $5,088
  Minimum........   $276    $  833    $1,494    $3,729



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $649    $1,919    $3,235    $6,740
  Minimum........   $547    $1,624    $2,763    $5,904



  Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:


     Assumptions:

     o You select the B Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return


     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $349    $1,003    $1,680    $3,484
  Minimum........   $247    $  698    $1,176    $2,492

                                                       ------------------------

 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,334   $2,326    $3,167    $6,623
  Minimum........  $1,232   $2,030    $2,692    $5,774



  Example 7. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the B Plus Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return


     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $634    $1,876    $3,167    $6,623
  Minimum........   $532    $1,580    $2,692    $5,774



  You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,034   $1,408    $1,607    $3,344
  Minimum........  $  932   $1,103    $1,100    $2,338



  Example 8. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the C Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return


 You surrender your Contract, You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges apply to the C Class).

------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $334      $958    $1,607    $3,344
  Minimum........   $232      $653    $1,100    $2,338



  Example 9. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the L Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return


     You fully surrender your Contract with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,399   $2,405    $3,456    $6,342
  Minimum........  $1,297   $2,107    $2,974    $5,461



  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $599    $1,775    $3,006    $6,342
  Minimum........   $497    $1,477    $2,524    $5,461



  Example 10. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:


     Assumptions:

     o You select the R Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee; and

     o the underlying Portfolio earns a 5% annual return


     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,099   $1,484    $1,885    $3,010
  Minimum........  $  997   $1,177    $1,371    $1,969

                                                       ------------------------

 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $299      $854    $1,435    $3,010
  Minimum........   $197      $547    $  921    $1,969

------------------------

--------------------------------------------------------------------------------

     ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION



See Appendix B.

                                                       ------------------------

METLIFE



M etropolitan Life Insurance Company ( "MLIC" or the "Company") is a leading provider of life insurance, annuities, employee benefits and asset management with operations throughout the United States. The Company offers a broad range of protection products and services aimed at serving the financial needs of its customers throughout their lives. These products are sold to individuals and corporations, as well as other institutions, and their employees. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc., together with its subsidiaries and affiliates, is a global provider of life insurance, annuities, employee benefits and asset management, serving approximately 100 million customers. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.




On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and Metropolitan Life Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.



METROPOLITAN LIFE

SEPARATE ACCOUNT E


W e established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Premier Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").




The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.



We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account.Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such

------------------------

payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

                                                       ------------------------

VARIABLE ANNUITIES


T his Prospectus describes a type of variable annuity, a deferred variable
  annuity. These annuities are "variable"   because the value of your account or
  income payment varies based on the investment performance of the   Investment
Divisions You choose. In short, the value of your Contract and your income payments under a variable pay-out option of your Contract may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Investment Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Investment Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.




Contracts have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all Contract Owners. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. The current interest rate may vary by Contract class. Your registered representative can tell you the current and minimum interest rates that apply. The variable pay-out options under the Contracts have a fixed payment option called the "Fixed Income Payment Option." Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Under the Fixed Income Payment Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.




Replacement of Annuity Contracts


EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Contract offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing Contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The Account Value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the contract You currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then You should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, You should consult your tax adviser before making any such exchange.



OTHER EXCHANGES: Generally, You can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the "Code"). Before making an exchange You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Contract . Other charges may be

------------------------

higher (or lower) and the benefits may be different. Also, because we will not issue the Contract until we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before You exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the features, benefits and charges.



The Contract



Y ou accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.



All IRAs receive tax deferral under the Code. There are no additional tax benefits from funding an IRA with a Contract. Therefore, there should be reasons other than tax deferral for acquiring the Contract, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Contract.



This Prospectus describes all the material features of the Contract.



NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living and/or death benefits.




A Contract consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You elect to have us pay You "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. There is no death benefit during the pay-out phase, however, depending on the pay-out option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies) (see "Pay Out (or Income Options)" for more information). Because Contracts offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."



The Contract is offered in several variations, which we call "classes." Each class offers You the ability to choose certain features. Each has its own Separate Account charge and applicable Withdrawal Charge (except C Class which has no Withdrawal Charges). The Contract also offers You the opportunity to choose optional benefits ("riders"), each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If You purchase any of the optional death benefits, You receive the optional benefit in place of the Standard Death Benefit. In deciding what class of the Contract to purchase, You should consider the amount of the Separate Account charges and Withdrawal Charges You are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. Unless You tell us otherwise, we will assume that You are purchasing the B Class Contract with the Standard Death Benefit and no optional benefits. These optional benefits are:



- an Annual Step-Up Death Benefit;


- Enhanced Death Benefits (the Enhanced Death Benefit Max I (the "EDB Max I"), the Enhanced Death Benefit II (the "EDB II") and the Enhanced Death Benefit I (the "EDB I") are collectively, the ("EDBs"));


- an Earnings Preservation Benefit;

                                                       ------------------------

- Guaranteed Minimum Income Benefits (the Guaranteed Minimum Income Benefit Max I (the "GMIB Max I"), the Guaranteed Minimum Income Benefit Plus III (the "GMIB Plus III"), the Guaranteed Minimum Income Benefit Plus II (the "GMIB Plus II") and the Guaranteed Minimum Income Benefit II (the "GMIB II") are collectively, the ("GMIBs")); and


- Guaranteed Withdrawal Benefits (the Lifetime Withdrawal Guarantee II (the "LWG II") and the Enhanced Guaranteed Withdrawal Benefit (the "Enhanced GWB") are together, the ("GWBs")).



You may not have a GMIB or a GWB in effect at the same time. You may not have the EDB Max I in effect with any living benefit except the GMIB Max I. You may not have the EDB II in effect with any living benefit except the GMIB Plus III. You may not elect the Earnings Preservation Benefit with the EDB Max I or EDB
II. The Earnings Preservation Benefit could be elected with the EDB II in Contracts issued before May 1, 2011, and with the EDB I. None of these optional benefits are currently available for sale.



Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.



We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.



If You choose the GMIB Max I or EDB Max I, we require You to allocate your purchase payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and EDB Max I" until the optional benefit terminates.



If You choose the GMIB Plus III, GMIB Plus II, LWG II, EDB II or EDB I, we require You to allocate your purchase payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus III, GMIB Plus II, LWG II, EDB II and EDB I" until the optional benefit terminates.



The Contracts are no longer available.



Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

------------------------

CLASSES OF THE CONTRACT


B Class

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 1.45% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.70%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 1.70% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.95%.



B Plus Class



THE B PLUS CLASS (MAY ALSO BE KNOWN AS THE "BONUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)


You may purchase a Contract in the B Plus Class before your 81st birthday. If there are joint Contract Owners, the age of the oldest joint Contract Owner will be used to determine eligibility. Under the B Plus Class Contract, we currently credit 6% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro rata basis to the Fixed Account, if available, and the Investment Divisions of the Separate Account based upon your allocation for your purchase payments. The B Plus Class has a 1.80% annual Separate Account charge (2.05% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and a declining nine year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 2.00% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.25%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 2.25% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.50%. After You have held the Contract for nine years, the Separate Account charge declines 0.55% to 1.25% with the Standard Death Benefit (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds). After You have held the Contract for nine years, the Separate Account charge declines to 1.45% for the Annual Step-Up Death Benefit, or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.70%. During the pay-out phase, the Separate Account charge is 1.25% (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds), regardless of when the Contract is annuitized.



Investment returns for the B Plus Class Contract may be lower than those for the R Class Contract if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the B Plus Class Contract.



The B Plus Class Contract may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.



Therefore, the choice between the B Plus Class and the R Class Contract is a judgment as to whether a higher Separate Account charge with a 6% credit is more advantageous than a lower Separate Account charge without the 6% credit.

                                                       ------------------------

There is no guarantee that the B Plus Class Contract will have higher returns than the R Class Contract, the other classes of the Contract, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while an additional Separate Account charge of 0.65% for the Bonus will be assessed on all amounts in the Separate Account for the first nine years, and an additional charge of 0.10% for the Bonus will be assessed on all amounts in the Separate Account in years ten and later.



The following table demonstrates hypothetical investment returns for a B Plus Class Contract with the 6% credit compared to an R Class Contract without the Bonus. Both Contracts are assumed to have no optional benefits. The figures are based on:


a) a $50,000 initial purchase payment with no other purchase payments;


b) deduction of the Separate Account charge at a rate of 1.80% (1.25% in years 10+) (B Plus Class Contract) and 1.15% (R Class Contract); and


c) an assumed rate of return (before Separate Account charges) for the investment choices of 7.01% for each of 12 years.



                        B Plus Class                 R Class
                  (1.80% Separate Account    (1.15% Separate Account
Contract Year    charge for first 9 years)      charge all years)
  1                       $55,761                    $52,930
  2                       $58,666                    $56,032
  3                       $61,723                    $59,315
  4                       $64,939                    $62,791
  5                       $68,322                    $66,471
  6                       $71,882                    $70,366
  7                       $75,627                    $74,489
  8                       $79,567                    $78,854
  9                       $83,712                    $83,475
  10                      $88,534                    $88,367
  11                      $93,634                    $93,545
  12                      $99,027                    $99,027


Generally, the higher the rate of return, the more advantageous the B Plus Class is. The table above shows the "break-even" point, which is when the Account Value of a B Plus Class Contract will equal the Account Value of an R Class Contract, assuming equal initial purchase payments and a level rate of return. The Account Value would be higher in an R Class Contract after the break-even point under these same assumptions. The table assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Contract, the rate of return would have to be higher in order to break-even by the end of the twelfth year. If additional purchase payments were made to the Contract and the rate of return remained the same, the break-even point would occur sooner.



The decision to elect the B Plus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the B Plus Class.

------------------------

The guaranteed annuity purchase rates for the B Plus Class are the same as those for the other classes of the Contract. Current annuity purchase rates for the B Plus Class may be lower than those for the other classes of the Contract.



Any 6% credit does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 6% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Value, depending upon your state law. In the case of a refund of Account Value, the refunded amount will include any investment performance on amounts attributable to the 6% credit. If there have been any losses from the investment performance on the amounts attributable to the 6% credit, we will bear that loss.



If we agree to permit your Beneficiary to hold the Traditional IRA Contract in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same Contract class, except, if You had a B Plus Class Contract, the Contract will be issued as a B Class Contract.



C Class


The C Class has a 1.65% annual Separate Account charge (1.90% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and no Withdrawal Charge. If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 1.85% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.10%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 2.10% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.35%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity GeneratorSM and the AllocatorSM are not available in the C Class Contract. The BlackRock Ultra-Short Term Bond Portfolio is available in the C Class Contract.



L Class


The L Class has a 1.50% annual Separate Account charge (1.75% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and a declining three year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 1.70% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.95%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 1.95% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.20%.



R Class


The R Class has a 1.15% annual Separate Account charge (1.40% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and a declining nine-year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 1.35% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.60%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 1.60% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.85%.

                                                       ------------------------

YOUR INVESTMENT CHOICES


The Metropolitan Fund, the Met Investors Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The prospectuses and SAIs are available upon your request by calling us or writing to us at the phone number or address below.



Metropolitan Life Insurance Company

Attn: Fulfillment Unit - Preference Premier
P O Box 10342
Des Moines, IA 50306-0342
800-638-7732




You can also obtain information about the Portfolios (including a copy of the SAI) by accessing the Securities and Exchange Commission's website at http://www.sec.gov. The Metropolitan Fund, the Met Investors Fund and the American Funds(R) prospectuses will accompany or precede the delivery of your Contract. You should read these prospectuses carefully before making purchase payments to the Investment Divisions. All of the classes of shares available to the Contracts, Class B of the Metropolitan Fund, Class B of the Met Investors Fund (except for the American Funds(R) Balanced Allocation, American Funds(R) Bond, American Funds(R) Growth Allocation, American Funds(R) Growth and American Funds(R) Moderate Allocation Portfolios, which are Class C), and Class 2 of the American Funds(R), impose a 12b-1 Plan fee.




The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See "Appendix C -- Portfolio Legal and Marketing Names") The Investment Divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Investment Divisions You choose. While the Investment Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Investment Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value or variable income payments based on amounts allocated to the Investment Divisions may go down as well as up.



Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.



The current Portfolios are listed below, along with their Investment Manager and any Sub-Investment Manager.



 Portfolio                                     Investment Objective
--------------------------------------------- ------------------------------------------------
 American Funds(R)
 American Funds Global Small Capitalization    Seeks long-term growth of capital.
 Fund
 American Funds Growth-Income Fund             Seeks long-term growth of capital and income.
 Met Investors Fund



 Portfolio                                     Investment Adviser/Subadviser
--------------------------------------------- -----------------------------------------
 American Funds(R)
 American Funds Global Small Capitalization    Capital Research and Management Company
 Fund
 American Funds Growth-Income Fund             Capital Research and Management Company
 Met Investors Fund

------------------------



 Portfolio                                          Investment Objective
-------------------------------------------------- --------------------------------------------------
 AB Global Dynamic Allocation Portfolio*            Seeks capital appreciation and current income.
 Allianz Global Investors Dynamic Multi-Asset       Seeks total return.
 Plus Portfolio*
 American Funds(R) Balanced Allocation Portfolio    Seeks a balance between a high level of
                                                   current income and growth of capital, with a
                                                   greater emphasis on growth of capital.
 American Funds(R) Growth Allocation Portfolio      Seeks growth of capital.
 American Funds(R) Growth Portfolio                 Seeks to achieve growth of capital.
 American Funds(R) Moderate Allocation              Seeks a high total return in the form of income
 Portfolio                                         and growth of capital, with a greater
                                                   emphasis on income.
 AQR Global Risk Balanced Portfolio*                Seeks total return.
 BlackRock Global Tactical Strategies Portfolio*    Seeks capital appreciation and current income.
 Clarion Global Real Estate Portfolio               Seeks total return through investment in real
                                                   estate securities, emphasizing both capital
                                                   appreciation and current income.
 ClearBridge Aggressive Growth Portfolio            Seeks capital appreciation.
 Harris Oakmark International Portfolio             Seeks long-term capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio*        Seeks total return.
 Invesco Mid Cap Value Portfolio                    Seeks high total return by investing in equity
                                                   securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio                 Seeks long-term growth of capital.
 JPMorgan Core Bond Portfolio                       Seeks to maximize total return.
 JPMorgan Global Active Allocation Portfolio*       Seeks capital appreciation and current income.
 JPMorgan Small Cap Value Portfolio                 Seeks long-term capital growth.
 Loomis Sayles Global Markets Portfolio             Seeks high total investment return through a
                                                   combination of capital appreciation and
                                                   income.
 Met/Aberdeen Emerging Markets Equity               Seeks capital appreciation.
 Portfolio
 Met/Eaton Vance Floating Rate Portfolio            Seeks a high level of current income.
 Met/Franklin Low Duration Total Return             Seeks a high level of current income, while
 Portfolio                                         seeking preservation of shareholders' capital.



 Portfolio                                          Investment Adviser/Subadviser
-------------------------------------------------- ----------------------------------------------
 AB Global Dynamic Allocation Portfolio*            MetLife Advisers, LLC
                                                   Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-Asset       MetLife Advisers, LLC
 Plus Portfolio*                                   Subadviser: Allianz Global Investors U.S. LLC
 American Funds(R) Balanced Allocation Portfolio    MetLife Advisers, LLC
 American Funds(R) Growth Allocation Portfolio      MetLife Advisers, LLC
 American Funds(R) Growth Portfolio                 MetLife Advisers, LLC; Capital Research and
                                                   Management Company
 American Funds(R) Moderate Allocation              MetLife Advisers, LLC
 Portfolio
 AQR Global Risk Balanced Portfolio*                MetLife Advisers, LLC
                                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies Portfolio*    MetLife Advisers, LLC
                                                   Subadviser: BlackRock Financial Management,
                                                   Inc.
 Clarion Global Real Estate Portfolio               MetLife Advisers, LLC
                                                   Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio            MetLife Advisers, LLC
                                                   Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio             MetLife Advisers, LLC
                                                   Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio*        MetLife Advisers, LLC
                                                   Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio                    MetLife Advisers, LLC
                                                   Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio                 MetLife Advisers, LLC
                                                   Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio                       MetLife Advisers, LLC
                                                   Subadviser: J.P. Morgan Investment
                                                   Management Inc.
 JPMorgan Global Active Allocation Portfolio*       MetLife Advisers, LLC
                                                   Subadviser: J.P. Morgan Investment
                                                   Management Inc.
 JPMorgan Small Cap Value Portfolio                 MetLife Advisers, LLC
                                                   Subadviser: J.P. Morgan Investment
                                                   Management Inc.
 Loomis Sayles Global Markets Portfolio             MetLife Advisers, LLC
                                                   Subadviser: Loomis, Sayles & Company, L.P.
 Met/Aberdeen Emerging Markets Equity               MetLife Advisers, LLC
 Portfolio                                         Subadviser: Aberdeen Asset Managers Limited
 Met/Eaton Vance Floating Rate Portfolio            MetLife Advisers, LLC
                                                   Subadviser: Eaton Vance Management
 Met/Franklin Low Duration Total Return             MetLife Advisers, LLC
 Portfolio                                         Subadviser: Franklin Advisers, Inc.

                                                       ------------------------



 Portfolio                                        Investment Objective
------------------------------------------------ -------------------------------------------------
 Met/Templeton International Bond Portfolio#      Seeks current income with capital appreciation
                                                 and growth of income.
 Met/Wellington Large Cap Research Portfolio      Seeks long-term capital appreciation.
 MetLife Asset Allocation 100 Portfolio           Seeks growth of capital.
 MetLife Balanced Plus Portfolio*                 Seeks a balance between a high level of
                                                 current income and growth of capital, with a
                                                 greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk Portfolio*     Seeks a balance between growth of capital
                                                 and current income, with a greater emphasis
                                                 on growth of capital.
 MFS(R) Research International Portfolio          Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth Portfolio          Seeks capital appreciation.
 Oppenheimer Global Equity Portfolio              Seeks capital appreciation.
 PanAgora Global Diversified Risk Portfolio*      Seeks total return.
 PIMCO Inflation Protected Bond Portfolio         Seeks maximum real return, consistent with
                                                 preservation of capital and prudent
                                                 investment management.
 PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 the preservation of capital and prudent
                                                 investment management.
 Pyramis(R) Government Income Portfolio*          Seeks a high level of current income,
                                                 consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio*               Seeks total return.
 Schroders Global Multi-Asset Portfolio*          Seeks capital appreciation and current income.
 SSGA Growth and Income ETF Portfolio             Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                        Seeks growth of capital.
 T. Rowe Price Mid Cap Growth Portfolio           Seeks long-term growth of capital.
 Metropolitan Fund
 Baillie Gifford International Stock Portfolio    Seeks long-term growth of capital.
 Barclays Aggregate Bond Index Portfolio*         Seeks to track the performance of the Barclays
                                                 U.S. Aggregate Bond Index.



 Portfolio                                        Investment Adviser/Subadviser
------------------------------------------------ ----------------------------------------------
 Met/Templeton International Bond Portfolio#      MetLife Advisers, LLC
                                                 Subadviser: Franklin Advisers, Inc.
 Met/Wellington Large Cap Research Portfolio      MetLife Advisers, LLC
                                                 Subadviser: Wellington Management Company
                                                 LLP
 MetLife Asset Allocation 100 Portfolio           MetLife Advisers, LLC
 MetLife Balanced Plus Portfolio*                 MetLife Advisers, LLC
                                                 Subadviser: Overlay Portion: Pacific
                                                 Investment Management Company LLC
 MetLife Multi-Index Targeted Risk Portfolio*     MetLife Advisers, LLC
                                                 Subadviser: Overlay Portion: MetLife
                                                 Investment Advisors, LLC
 MFS(R) Research International Portfolio          MetLife Advisers, LLC
                                                 Subadviser: Massachusetts Financial Services
                                                 Company
 Morgan Stanley Mid Cap Growth Portfolio          MetLife Advisers, LLC
                                                 Subadviser: Morgan Stanley Investment
                                                 Management Inc.
 Oppenheimer Global Equity Portfolio              MetLife Advisers, LLC
                                                 Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk Portfolio*      MetLife Advisers, LLC
                                                 Subadviser: PanAgora Asset Management,
                                                 Inc.
 PIMCO Inflation Protected Bond Portfolio         MetLife Advisers, LLC
                                                 Subadviser: Pacific Investment Management
                                                 Company LLC
 PIMCO Total Return Portfolio                     MetLife Advisers, LLC
                                                 Subadviser: Pacific Investment Management
                                                 Company LLC
 Pyramis(R) Government Income Portfolio*          MetLife Advisers, LLC
                                                 Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio*               MetLife Advisers, LLC
                                                 Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio*          MetLife Advisers, LLC
                                                 Subadvisers: Schroder Investment
                                                 Management North America Inc.; Schroder
                                                 Investment Management North America
                                                 Limited
 SSGA Growth and Income ETF Portfolio             MetLife Advisers, LLC
                                                 Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                        MetLife Advisers, LLC
                                                 Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Mid Cap Growth Portfolio           MetLife Advisers, LLC
                                                 Subadviser: T. Rowe Price Associates, Inc.
 Metropolitan Fund
 Baillie Gifford International Stock Portfolio    MetLife Advisers, LLC
                                                 Subadviser: Baillie Gifford Overseas Limited
 Barclays Aggregate Bond Index Portfolio*         MetLife Advisers, LLC
                                                 Subadviser: MetLife Investment Advisors, LLC

------------------------



 Portfolio                                    Investment Objective
-------------------------------------------- --------------------------------------------------
 BlackRock Bond Income Portfolio              Seeks a competitive total return primarily
                                             from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio     Seeks long-term growth of capital.
 BlackRock Large Cap Value Portfolio          Seeks long-term growth of capital.
 BlackRock Ultra-Short Term Bond Portfolio    Seeks a high level of current income consistent
                                             with preservation of capital.
 Frontier Mid Cap Growth Portfolio            Seeks maximum capital appreciation.
 Jennison Growth Portfolio                    Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core Portfolio       Seeks long-term capital growth from
                                             investments in common stocks or other equity
                                             securities.
 Met/Artisan Mid Cap Value Portfolio          Seeks long-term capital growth.
 Met/Dimensional International Small          Seeks long-term capital appreciation.
 Company Portfolio
 Met/Wellington Core Equity Opportunities     Seeks to provide a growing stream of income
 Portfolio                                   over time and, secondarily, long-term capital
                                             appreciation and current income.
 MetLife Asset Allocation 20 Portfolio        Seeks a high level of current income, with
                                             growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio        Seeks high total return in the form of income
                                             and growth of capital, with a greater
                                             emphasis on income.
 MetLife Asset Allocation 60 Portfolio        Seeks a balance between a high level of
                                             current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio        Seeks growth of capital.
 MetLife Mid Cap Stock Index Portfolio        Seeks to track the performance of the
                                             Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife Stock Index Portfolio                Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Total Return Portfolio                Seeks a favorable total return through
                                             investment in a diversified portfolio.
 MFS(R) Value Portfolio                       Seeks capital appreciation.
 MSCI EAFE(R) Index Portfolio                 Seeks to track the performance of the MSCI
                                             EAFE(R) Index.
 Neuberger Berman Genesis Portfolio           Seeks high total return, consisting principally
                                             of capital appreciation.



 Portfolio                                    Investment Adviser/Subadviser
-------------------------------------------- ---------------------------------------------
 BlackRock Bond Income Portfolio              MetLife Advisers, LLC
                                             Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio     MetLife Advisers, LLC
                                             Subadviser: BlackRock Advisors, LLC
 BlackRock Large Cap Value Portfolio          MetLife Advisers, LLC
                                             Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond Portfolio    MetLife Advisers, LLC
                                             Subadviser: BlackRock Advisors, LLC
 Frontier Mid Cap Growth Portfolio            MetLife Advisers, LLC
                                             Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio                    MetLife Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core Portfolio       MetLife Advisers, LLC
                                             Subadviser: Loomis, Sayles & Company, L.P.
 Met/Artisan Mid Cap Value Portfolio          MetLife Advisers, LLC
                                             Subadviser: Artisan Partners Limited
                                             Partnership
 Met/Dimensional International Small          MetLife Advisers, LLC
 Company Portfolio                           Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity Opportunities     MetLife Advisers, LLC
 Portfolio                                   Subadviser: Wellington Management Company
                                             LLP
 MetLife Asset Allocation 20 Portfolio        MetLife Advisers, LLC
 MetLife Asset Allocation 40 Portfolio        MetLife Advisers, LLC
 MetLife Asset Allocation 60 Portfolio        MetLife Advisers, LLC
 MetLife Asset Allocation 80 Portfolio        MetLife Advisers, LLC
 MetLife Mid Cap Stock Index Portfolio        MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors, LLC
 MetLife Stock Index Portfolio                MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors, LLC
 MFS(R) Total Return Portfolio                MetLife Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MFS(R) Value Portfolio                       MetLife Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MSCI EAFE(R) Index Portfolio                 MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors, LLC
 Neuberger Berman Genesis Portfolio           MetLife Advisers, LLC
                                             Subadviser: Neuberger Berman Investment
                                             Advisers LLC

                                                       ------------------------



 Portfolio                                      Investment Objective
---------------------------------------------- ------------------------------------------------
 Russell 2000(R) Index Portfolio                Seeks to track the performance of the Russell
                                               2000(R) Index.
 T. Rowe Price Large Cap Growth Portfolio       Seeks long-term growth of capital.
 T. Rowe Price Small Cap Growth Portfolio       Seeks long-term capital growth.
 Van Eck Global Natural Resources Portfolio#    Seeks long-term capital appreciation with
                                               income as a secondary consideration.
 Western Asset Management Strategic Bond        Seeks to maximize total return consistent
 Opportunities Portfolio                       with preservation of capital.
 Western Asset Management U.S. Government       Seeks to maximize total return consistent
 Portfolio                                     with preservation of capital and maintenance
                                               of liquidity.



 Portfolio                                      Investment Adviser/Subadviser
---------------------------------------------- ---------------------------------------------
 Russell 2000(R) Index Portfolio                MetLife Advisers, LLC
                                               Subadviser: MetLife Investment Advisors, LLC
 T. Rowe Price Large Cap Growth Portfolio       MetLife Advisers, LLC
                                               Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio       MetLife Advisers, LLC
                                               Subadviser: T. Rowe Price Associates, Inc.
 Van Eck Global Natural Resources Portfolio#    MetLife Advisers, LLC
                                               Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond        MetLife Advisers, LLC
 Opportunities Portfolio                       Subadviser: Western Asset Management
                                               Company
 Western Asset Management U.S. Government       MetLife Advisers, LLC
 Portfolio                                     Subadviser: Western Asset Management
                                               Company




 * If you elect the GMIB Max I and/or the EDB Max I, You must allocate your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits.") These Portfolios are also available for investment if You do not elect GMIB Max I and/or the EDB Max I.




 # These Portfolios are only available for investment if certain optional benefits are elected. (See "Your Investment Choices -- Investment Allocation Restrictions For Certain Options Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I.")




Some of the investment choices may not be available under the terms of your Contract. Your Contract or other correspondence we provide You will indicate the Investment Divisions that are available to You. The BlackRock Ultra-Short Term Bond Portfolio is only available in Class C Contracts, and in Contracts issued in New York State or Washington State with any living benefit or the EDB. The Met/Templeton International Bond Investment Division and the Van Eck Global Natural Resources Investment Division are only available to those who have elected the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II or the EDB I.




Your investment choices also may be limited because:


- We have restricted the available Investment Divisions.


- Some of the Investment Divisions are not approved in your state.



Investment Choices Which Are Fund of Funds


The following portfolios available within the Metropolitan Fund and Met Investors Fund, are "fund of funds":



MetLife Asset Allocation 20 Portfolio

MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

------------------------

MetLife Balanced Plus Portfolio
BlackRock Global Tactical Strategies Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis(R) Managed Risk Portfolio



"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.



Investment Allocation Restrictions For Certain Optional Benefits


Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max
   I and the EDB Max I


If You elect the GMIB Max I and/or the EDB Max I, You may allocate your purchase payments and Account Value among the following investment choices:


(a)        AB Global Dynamic Allocation


(b)        Allianz Global Investors Dynamic Multi-Asset Plus


(c)        AQR Global Risk Balanced


(d)        BlackRock Global Tactical Strategies


(e)        Invesco Balanced-Risk Allocation


(f)        JPMorgan Global Active Allocation


(g)        MetLife Balanced Plus


(h)        MetLife Multi-Index Targeted Risk


(i)        PanAgora Global Diversified Risk


(j)        Pyramis(R) Managed Risk


(k)        Schroders Global Multi-Asset



In addition, You may allocate purchase payments and Account Value to the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio investment choices. You will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio. No other investment choices are available with the GMIB Max I and/or the EDB Max I.



The investment choices listed above (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I and the EDB Max I. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options

                                                       ------------------------

that are available if the GMIB Max I and the EDB Max I are not selected may offer the potential for higher returns. Before You select the GMIB Max I or the EDB Max I, You and your financial representative should carefully consider whether the investment choices available with the GMIB Max I and the EDB Max I meet your investment objectives and risk tolerance. See "Additional Information" below for information about Portfolios that employ a managed volatility strategy.



You may also allocate purchase payments to the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are one or more of the investment choices listed above. If You elect the GMIB Max I and/or the EDB Max I, You may not participate in other dollar cost averaging programs or choose any of the automated investment strategies.



RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER OPTIONAL BENEFIT TERMINATES. If the GMIB Max I optional benefit terminates, or the EDB Max I optional benefit terminates, or if You elected both the GMIB Max I and the EDB Max I optional benefits and they both terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available investment choices, but not to the Fixed Account. However, if you elected both the GMIB Max I and the EDB Max I, and only the GMIB Max I has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply. (For information on the termination of the GMIB Max I and EDB Max I optional benefits, see the description of the GMIB Max I in the "Living Benefits -- Guaranteed Income Benefits" section and the description of the EDB Max I in the "The Enhanced Death Benefits" section.)



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB MAX I AND EDB MAX I. The following subsections describe potential and current restrictions on subsequent purchase payments for the GMIB Max I and EDB Max I. As of the date of this prospectus, only contracts issued with the GMIB Max I or the GMIB Max I and EDB Max I during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent purchase payments.



Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit owners of existing Contracts with the GMIB Max I to make subsequent purchase payments if: (a) the GMIB Max I is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I offered to new customers (for example, if we change the GMIB Max I charge; see your Contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit owners of existing Contracts with the EDB Max I to make subsequent purchase payments if: (a) the EDB Max I is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I offered to new customers (see your Contract schedule for a list of the changes). We will notify owners of Contracts with the GMIB Max I and/or the EDB Max I in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed above under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I."



Current Restrictions on Subsequent Purchase Payments.


  o If we received your application and necessary information, in Good Order, at your Administrative Office before the close of the New York Stock Exchange on September 30, 2011, and You elected the GMIB Max I and/or EDB Max I, we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received

------------------------

     after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


  o If we received your application and necessary information, in Good Order, at your Administrative Office after the close of the New York Stock Exchange on September 30, 2011, and on or before October 7, 2011, and You elected the GMIB Max I and/or the EDB Max I, we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent purchase payment received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the New York Stock Exchange on February 24, 2012.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER GMIB MAX I RIDER
TERMINATES. If the GMIB Max I rider terminates (see "Living
Benefits -- Guaranteed Income Benefits -- Terminating the GMIB Max I"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent purchase payments described above will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent purchase payments described above will continue to apply.



INVESTMENT ALLOCATION RESTRICTIONS -- CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If You elect GMIB Max I or EDB Max I and You are a California purchaser aged 60 and older, You may allocate your purchase payments to the BlackRock Ultra-Short Term Bond Portfolio during the free look period. After the free look expires, your Account Value will automatically be transferred to one or more of the investment choices listed above, according to the allocation instructions You have given us. If you allocate your purchase payments to the BlackRock Ultra-Short Term Bond Portfolio and the Contract is cancelled during the free look period, we will give you back your purchase payments. If You do not allocate your purchase payments to the BlackRock Ultra-Short Term Bond Portfolio and the Contract is cancelled during the free look, You will only be entitled to a refund of the Contract's Account Value, which may be less than the purchase payments made to the Contract.



Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I


If You elect the LWG II, the GMIB Plus III, the GMIB Plus II, the EDB II, or the EDB I, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the "Option (B) Investment Allocation Restrictions") below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the -dollar cost averaging programs and automated investment strategies are available under Option (A) and Option (B). (See "Optional Enhanced Dollar Cost Averaging Program, Optional Dollar Cost Averaging Programs and Automated Investment Strategies" in this section and the charts titled "Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging ("EDCA") Programs" and "Optional Automated Investment Strategies").



(A) You must allocate:


  o 100% of your purchase payments or Account Value among the AB Global Dynamic Allocation Investment Division, Allianz Global Investors Dynamic Multi-Asset Plus Investment Division, American Funds(R) Balanced Allocation Investment Division, American Funds(R) Moderate Allocation Investment Division, AQR Global Risk Balanced Investment Division, BlackRock Global Tactical Strategies Investment Division, Invesco Balanced-Risk Allocation Investment Division, JPMorgan Global Active Allocation Investment

                                                       ------------------------

     Division, MetLife Balanced Plus Investment Division, MetLife Asset Allocation 20 Investment Division, MetLife Asset Allocation 40 Investment Division, MetLife Asset Allocation 60 Investment Division, MetLife Multi-Index Targeted Risk Investment Division, PanAgora Global Diversified Risk Investment Division, Pyramis(R) Managed Risk Investment Division, Schroders Global Multi-Asset Investment Division, SSGA Growth and Income ETF Investment Division, and/or the Fixed Account and the BlackRock Ultra-Short Term Bond Investment Division (where available) (You may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Divisions; You may not allocate purchase payments to the Dollar Cost Averaging programs).


     OR



(B) You must allocate:


     o at least 30% of purchase payments or Account Value to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Ultra-Short Term Bond Investment Division (where available);


     o up to 70% of purchase payments or Account Value to Platform 2 investment choices;


     o up to 15% of purchase payments or Account Value to Platform 3 investment choices; and


     o up to 15% of purchase payments or Account Value to Platform 4 investment choices.



Subsequent Purchase Payments


Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit You to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option (B), the entire Account Value will be immediately allocated according to the most recently provided allocation instructions.



EXAMPLE:

Your Account Value is $100,000 and You have allocated 70% to the American Funds(R) Growth Investment Division and 30% to the PIMCO Total Return Investment Division using Option (B). You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Investment Division. As a result, your entire Account Value of $105,000 will then be reallocated to the BlackRock Bond Income Investment Division.



The investment choices in each platform are as follows:



 Platform 1
-------------
               Barclays Aggregate Bond Index
               BlackRock Bond Income
               JPMorgan Core Bond
               Met/Franklin Low Duration Total
               Return
               PIMCO Inflation Protected Bond
               PIMCO Total Return
               Pyramis(R) Government Income

------------------------



               Western Asset Management U.S.
               Government
 Platform 2
-------------
               AB Global Dynamic Allocation           Met/Wellington Large Cap
                                                     Research
               Allianz Global Investors Dynamic       MetLife Asset Allocation 100
              Multi-Asset Plus
               American Funds(R) Growth               MetLife Balanced Plus
               American Funds Growth-Income           MetLife Multi-Index Targeted
                                                     Risk
               AQR Global Risk Balanced               MetLife Stock Index
               Baillie Gifford International Stock    MFS(R) Research International
               BlackRock Capital Appreciation         MFS(R) Total Return
               BlackRock Global Tactical              MFS(R) Value
              Strategies
               BlackRock Large Cap Value              MSCI EAFE(R) Index
               ClearBridge Aggressive Growth          Oppenheimer Global Equity
               Harris Oakmark International           PanAgora Global Diversified Risk
               Invesco Balanced-Risk Allocation       Pyramis(R) Managed Risk
               Jennison Growth                        Schroders Global Multi-Asset
               JPMorgan Global Active                 T. Rowe Price Large Cap Growth
              Allocation
               Loomis Sayles Global Markets           Western Asset Management
                                                     Strategic Bond Opportunities
               Met/Wellington Core Equity
              Opportunities
 Platform 3
----------------------------------------------------
               Frontier Mid Cap Growth
               Invesco Mid Cap Value
               Met/Artisan Mid Cap Value
               MetLife Mid Cap Stock Index
               Morgan Stanley Mid Cap Growth
               T. Rowe Price Mid Cap Growth
 Platform 4
-------------
               American Funds Global Small
              Capitalization
               Clarion Global Real Estate
               Invesco Small Cap Growth
               JPMorgan Small Cap Value
               Loomis Sayles Small Cap Core
               Met/Aberdeen Emerging Markets
              Equity
               Met/Dimensional International
              Small Company
               Met/Eaton Vance Floating Rate
               Met/Templeton International
              Bond

                                                       ------------------------


    Neuberger Berman Genesis
    Russell 2000(R) Index
    T. Rowe Price Small Cap Growth
    Van Eck Global Natural Resources



For Contracts for which applications and necessary information were received at your Administrative Office in Good Order, before the close of the New York Stock Exchange on May 1, 2009, the following Investment Divisions are also available under Option (A): American Funds(R) Growth Allocation Investment Division, MetLife Asset Allocation 80 Investment Division and SSGA Growth ETF Investment Division. In addition, the following investment allocation restrictions apply under Option (B): You must allocate at least 15% of purchase payments or Account Value to Platform 1 investment choices and/or the Fixed Account and the BlackRock Ultra-Short Term Bond Investment Division (where available) and You may allocate up to 85% of purchase payments or Account Value to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above).




Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I and EDB II


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional benefits: GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I and EDB II.



You still will be permitted to transfer your Account Value among the Portfolios available with your Contract and optional benefit. If subsequent purchase payments will be permitted in the future, we will notify You in writing, in advance of the date the restriction will end.



We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the "When We Can Cancel Your Contract" section of the prospectus; or (b) the optional benefit charge is greater than your Account Value.



In addition, for Traditional IRA and Roth IRA Contracts (including annuity contracts held under custodial IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax qualified plan or tax-qualified investment.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS II AND GMIB PLUS III AFTER RIDER TERMINATES. The restrictions on subsequent Purchase Payments described above will no longer apply, if:



1) You elected only the GMIB Plus II rider, and it terminates (see "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus II");




2) You elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus II" and "Death Benefit -- Description of EDB I");




3) You elected only the GMIB Plus III rider, and it terminates (see "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus III - Terminating the GMIB Plus III Rider"); or




4) You elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus III -- Terminating the GMIB Plus III Rider" and "Death
   Benefit -- Optional Death Benefit-EDB II -- Terminating the EDB II Rider").

------------------------

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent purchase payments described above will continue to apply.



If your Contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
-on subsequent purchase payments does NOT apply and You may continue to make
-----------------------------------------------
subsequent purchase payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Pennsylvania, Texas, Utah, or Washington.



OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM, OPTIONAL DOLLAR COST AVERAGING PROGRAMS AND AUTOMATED INVESTMENT STRATEGIES. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). If You choose to allocate according to Option (B) above, and You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, the Equity Generator or the Allocator, You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, the Equity Generator or the Allocator, all transfers from the Enhanced Dollar Cost Averaging Program or Fixed Account Value must be allocated to the same Investment Divisions as your most recent allocations for purchase payments. The Rebalancer is available in Option (A). Only the Conservative and Conservative to Moderate Models of Index Selector are available in Option (A). Index Selector is not available if You choose Option (B).



Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payments or transfer requests that do not comply with the above limitations.



We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Account Value that You allocated to an investment choice before we changed its classification, unless You make a new purchase payment or request a transfer among investment choices (other than pursuant to rebalancing and an Enhanced Dollar Cost Averaging Program in existence at the time the classification of the investment choice changed). If You make a new purchase payment or request a transfer among investment choices, You will be required to take the new classification into account in the allocation of your entire Account Value. We will provide You with prior written notice of any changes in classification of investment choices. See "Additional Information" below for information about Portfolios that employ a managed volatility strategy.



REBALANCING. If You choose to allocate according to Option (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if You choose to allocate according to Option (A) above.



CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under Option (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under

                                                       ------------------------

Option (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer, Equity Generator transfer, Allocator transfer, and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.



TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.



ADDITIONAL INFORMATION. -The Investment Divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Contracts. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.



The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds(R).



In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.



The Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").



(a) AB Global Dynamic Allocation Portfolio



(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio



(c) AQR Global Risk Balanced Portfolio



(d) BlackRock Global Tactical Strategies Portfolio



(e) Invesco Balanced-Risk Allocation Portfolio



(f) JPMorgan Global Active Allocation Portfolio



(g) MetLife Balanced Plus Portfolio

------------------------

(h) MetLife Multi-Index Targeted Risk Portfolio



(i) PanAgora Global Diversified Risk Portfolio



(j) Pyramis(R) Managed Risk Portfolio



(k) Schroders Global Multi-Asset Portfolio



Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in a Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Portfolios may offer the potential for higher returns.



If You elect certain optional riders, You will be subject to investment allocation restrictions that include these Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to You. Please see the Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.




We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees

                                                       ------------------------

it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the "Table of Expenses" for information on the investment management fees paid by the Portfolios and the Statements of Additional Information for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)



Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the "Table of Expenses" and "Who Sells the Contracts". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.



PORTFOLIO SELECTION. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.



We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolio You have chosen.

------------------------

THE ANNUITY CONTRACT


This Prospectus describes the following Contracts under which You can accumulate money:


     -  Non-Qualified



     -  Traditional IRAs (Individual Retirement Annuities)



     -  Roth IRAs (Roth Individual Retirement Annuities)



Optional Automated Investment Strategies , Optional Dollar Cost Averaging and


Optional Enhanced Dollar Cost Averaging Programs


T here are two optional automated investment strategies, two optional dollar cost averaging programs (the Equity Generator and the Allocator), and an optional Enhanced Dollar Cost Averaging Program available to You. We created these investment strategies and programs to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. Also, the strategies and programs were designed to help You take advantage of the tax deferred status of a Non-Qualified annuity. The following restrictions apply:


  o The Enhanced Dollar Cost Averaging Program is not available to the B Plus and the C Class Contracts or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities.


  o The Equity Generator(R) and the Allocator dollar cost averaging programs are not available in C Class Contracts or Contracts issued in New York State and Washington State with any living benefit or an EDB. The Equity Generator and the Allocator dollar cost averaging programs are not available with the GMIB Max I or the EDB Max I.


  o The Index Selector(R) is not available if You choose the Option (B) Investment Allocation Restrictions. The Moderate to Aggressive and Aggressive Models are not available with the EDB II, EDB I, the GMIB Plus III, the GMIB Plus II or the LWG II. The Index Selector is not available if You choose the GMIB Max I or the EDB Max I.


  o Quarterly rebalancing is automatic if You choose the Option (B) Investment Allocation Restrictions.


  o You may only have one of the Index Selector, Equity Generator or Allocator in effect at any time.


  o You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector or Rebalancer(R) in effect at the same time, but You may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator or the Allocator.



These features are available to You without any additional charges. As with any investment program, none of them can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time.



Dollar Cost Averaging and Enhanced Dollar Cost Averaging Programs


If You make a subsequent purchase payment while a dollar cost averaging program or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to the dollar cost averaging program or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You previously

                                                       ------------------------

provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination Investment Divisions You selected under the dollar cost averaging program or the Enhanced Dollar Cost Averaging program. Any purchase payments received after the dollar cost averaging program or Enhanced Dollar Cost Averaging program has ended will be allocated as described in "Purchase Payments -- Allocation of Purchase Payments."



THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any Investment Division(s), based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.



THE ALLOCATOR/SM/: Each month a dollar amount You choose is transferred from the Fixed Account to any of the Investment Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Fixed Account Value is exhausted, this strategy is automatically discontinued.



ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that You have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the Investment Divisions You choose, unless your destination Investment Division is restricted because You have elected certain optional benefits or the Index Selector(R). While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the Investment Divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.



If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program You chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

------------------------

If You cancel your participation in the Enhanced Dollar Cost Averaging Program, or upon notice of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and any remaining dollar amounts will be transferred to the default funding options in accordance with the percentages you have chosen for the Enhanced Dollar Cost Averaging program unless You have instructed Us otherwise. We may impose minimum purchase payments and other restrictions to utilize this program.



                                    EXAMPLE:



                                                                                                           Amount
                                                                                                      Transferred from
                                                                                                         EDCA Fixed
                                                                                      EDCA 6-Month   Account to Selected
                                                                                        Program          Investment
                                                                Date      Amount     Interest Rate       Division(s)
                                                               ------ ------------- --------------- --------------------
      Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
   A  Program Initial Purchase Payment                          5/1    $ 12,000*    3.00%             $   2,000*
   B                                                            6/1                                   $   2,000
   C                                                            7/1                                   $   2,000
      EDCA 6-Month Program
   D  Subsequent Purchase Payment                               8/1    $ 18,000**   3.00%             $   5,000**
   E                                                            9/1                                   $   5,000
   F                                                           10/1                                   $   5,000
   G                                                           11/1                                   $   5,000
   H                                                           12/1                                  $ 4,173.97


  *   $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.


  **   Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.



The example is hypothetical and is not based upon actual previous or current rates.



The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You can continue the strategy through periods of fluctuating prices.



Upon notice of death, your participation in any dollar cost averaging program is terminated.



Optional Automated Investment Strategies


THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Investment Divisions and the Fixed Account, if available, on an annual, semi-annual, quarterly or monthly frequency. Each month (as applicable, based on the frequency You select), on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer

                                                       ------------------------

date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Value (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.



THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account -Value is divided among the Barclays Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Investment Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Investment Division where the Fixed Account is not available). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these Investment Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Investment Division) is brought back to the selected model percentage by transferring amounts among the Investment Divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.



You may participate in the Enhanced Dollar Cost Averaging Program if You choose the Index Selector, as long as your destination Investment Divisions are those in the Index Selector model You have selected.



If You utilize the Index Selector strategy, 100% of your initial and future purchase payments (other than amounts in the Enhanced Dollar Cost Averaging Program) must be allocated to the asset allocation model You choose. Any allocation to an Investment Division not utilized in the asset allocation model You choose (other than amounts in the Enhanced Dollar Cost Averaging Program) will immediately terminate the Index Selector strategy.



We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.



The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.



You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.



The charts below summarize the availability of the Dollar Cost Averaging and Enhanced Dollar Cost Averaging programs and the automated investment strategies:



Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging ("EDCA") Programs

------------------------



                                                    B Class   B Plus Class   C Class   L Class   R Class
You may choose one:                                --------- -------------- --------- --------- --------
   Equity Generator                                   Yes          Yes          No       Yes       Yes
   Allocator                                          Yes          Yes          No       Yes       Yes
   Not available in C Class Contracts or Contracts issued in New York State and Washington State with any living benefit or an EDB. Not available
   with the GMIB Max I or the EDB Max I.
   EDCA                                               Yes          No           No       Yes       Yes
   Not available to the B Plus and the C Class Contracts. May not be used with purchase payments consisting of money from other variable
   annuities issued by MetLife or its affiliates. Restrictions apply to destination Investment Divisions with any living benefit (except for the GMIB
   II and the Enhanced GWB), an EDB and the Index Selector.



     Optional Automated Investment Strategies



                                                    B Class   B Plus Class   C Class   L Class   R Class
You may choose one:                                --------- -------------- --------- --------- --------
   Rebalancer                                         Yes          Yes         Yes       Yes       Yes
   Automatic if You choose Option (B) Investment Allocation Restrictions.
   Index Selector                                     Yes          Yes         Yes       Yes       Yes
   Not available if You choose Option (B) of the Investment Allocation Restrictions. The Moderate to
Aggressive and Aggressive Models are not
   available with the EDB II, the EDB I, the GMIB Plus III, the GMIB Plus II or the LWG II. Not available with the GMIB Max I or the EDB Max I.


We will terminate all transactions under any automatic investment strategy upon notification of your death.




Purchase Payments



W e reserve the right to reject any purchase payment.


A purchase payment is the money You give us to invest in the Contract. The initial purchase payment is due on the date the Contract is issued. You may also be permitted to make subsequent purchase payments. Initial and subsequent purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent purchase payments. The manner in which subsequent purchase payments may be restricted is discussed below.



GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent purchase payments.


- The B Class and R Class minimum initial purchase payment is $5,000 for the Non-Qualified Contract.

- The B Class and R Class minimum initial purchase payment is $2,000 for the Traditional IRA and Roth IRA Contracts.


- The minimum initial purchase payment through debit authorization for the B Class and R Class Non-Qualified Contract is $500.


- The minimum initial purchase payment through debit authorization for the B Class and R Class Traditional IRA and Roth IRA is $100.


- The B Plus Class Contract minimum initial purchase payment $10,000.

                                                       ------------------------

- The C Class and L Class minimum initial purchase payment is $25,000.


- We reserve the right to accept amounts transferred from other annuity contracts that meet the initial minimum purchase payment requirement at the time of the transfer request, but, at the time of receipt in Good Order, do not meet such requirement because of loss in market value.


- If You are purchasing the Contract as the Beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.


- You may continue to make purchase payments while You receive Systematic Withdrawal Program payments (described later in this Prospectus) unless your purchase payments are made through debit authorization.


- The minimum subsequent purchase payment for all Contracts is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.


- We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.


- We will issue the B, C, L or R Class Contract to You before your 86th birthday. We will issue the B Plus Class Contract to You before your 81st birthday. We will accept your purchase payments until the oldest Contract Owner or Joint Contract Owner (or the Annuitant if the Contract Owner is a



The chart below summarizes the minimum initial and subsequent purchase payments for each Contract class:



                                     B Class                 B Plus Class
                     -------------------------------------- --------------
   Initial purchase  $  5,000                               $10,000
   payment                         ($2,000:
                         Traditional IRA and Roth IRA)
   Subsequent        $    500                               $   500
   purchase
   payment
                      (or any amount we are required to accept under
                              applicable tax law)
   Debit Authorizations
  Initial            $    500                               $10,000
                     ($100: Traditional IRA and Roth IRA)

  Subsequent         $    100                               $   100

                      (or any amount we are required to accept under
                              applicable tax law)



                      C Class   L Class                  R Class
                     --------- --------- ---------------------------------------
   Initial purchase  $25,000   $25,000   $  5,000
   payment                                             ($2,000:
                                             Traditional IRA and Roth IRA)
   Subsequent        $   500   $   500   $    500
   purchase
   payment

   Debit Authorizations
  Initial            $25,000   $25,000   $    500
                                         ($100: Traditional IRA and Roth IRA)

  Subsequent         $   100   $   100   $    100




RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent purchase payments. We will notify You in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives.


     o Purchase payments may be limited by Federal tax laws or regulatory requirements.



     o The maximum total purchase payments for the Contract is $1,000,000, without prior approval from us.

------------------------

     o We reserve the right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Contract; or (2) your Fixed Account Value and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).


     o We reserve the right to reject any purchase payment and to limit future purchase payments. This means that we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.


     o Certain optional benefits have current and potential restrictions on subsequent purchase payments that are described in more detail. For more information, see these subsections: "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I" and "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I and EDB II."



Allocation of Purchase Payments



You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging (EDCA) Program, if available, the Dollar Cost Averaging (DCA) Program, if available, and the Investment Divisions. If You make a subsequent purchase payment while a Dollar Cost Averaging Program or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to a Dollar Cost Averaging Program or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You give us other instructions, we will allocate the additional purchase payment directly to the same destination Investment Divisions You selected under the Enhanced Dollar Cost Averaging program or Dollar Cost Averaging program -. (See "The Annuity Contract -- Dollar Cost Averaging and Enhanced Dollar Cost Averaging Programs.") You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, You may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See "Your Investment
Choices -- Investment Allocation Restrictions For Certain Optional Benefits", "Enhanced Death Benefit", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if You elect certain optional benefits.




Debit Authorizations


You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for You.



The Value of Your Investment



A ccumulation Units are credited to You when You make purchase payments or
transfers into an Investment    Division. When You withdraw or transfer money
from an Investment Division (as well as when we apply the Annual Contract Fee and, if selected, the charges for an EDB or any of the optional Living Benefits), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

                                                       ------------------------

This is how we calculate the Accumulation Unit Value for each Investment
  Division:


- First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;


- Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Contract You have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and


- Finally, we multiply the previous Accumulation Unit Value by this result.



     Examples

     Calculating the Number of Accumulation Units


     Assume You make a purchase payment of $500 into one Investment Division and that Investment Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.



$500
------ =   50 accumulation units
$10


     Calculating the Accumulation Unit Value


     Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


     However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value


Transfer Privilege



Y ou may make tax-free transfers among Investment Divisions or between the
  Investment Divisions and the    Fixed Account, if available. Each transfer
must be at least $500 or, if less, your entire balance in an Investment Division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, You must tell us:


- The percentage or dollar amount of the transfer;


- The Investment Divisions (or Fixed Account) from which You want the money to be transferred;


- The Investment Divisions (or Fixed Account) to which You want the money to be transferred; and


- Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

------------------------


We reserve the right to restrict transfers to the Fixed Account (if otherwise available) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Contract; or (2) your Fixed Account Value is equal to or exceeds our maximum for Fixed Account allocations (i.e., $1,000,000).



Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" for transfer restrictions in effect if You have the EDB Max I, the EDB II, the EDB I, the GMIB Max I, the GMIB Plus III, the GMIB Plus II or the LWG II.



We also may be required to suspend the right to transfers in certain circumstances (See Valuation -- Suspension of Payments).




Your transfer request must be in Good Order and completed prior to the close of the Exchange (generally 4:00 p.m. Eastern Time) on a business day, if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day. We may require You to use our original forms.



Restrictions on Transfers


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (i.e., American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, JPMorgan Small Cap Value, Loomis Sayles Small Cap Core, Loomis Sayles Global Markets, MFS(R) Research International, Met/Aberdeen Emerging Markets Equity, Met/Eaton Vance Floating Rate, Met/Dimensional International Small Company, Met/Templeton International Bond, MSCI EAFE(R) Index, Neuberger Berman Genesis, Russell 2000(R) Index, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Van Eck Global Natural Resources and Western Asset Management Strategic Bond Opportunities -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account -Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/ reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

                                                       ------------------------

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/ reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/ reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers/reallocations.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/ reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent transfer/reallocation transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.


In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the

------------------------


aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/ reallocations, the Portfolio may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocations activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



Access To Your Money



Y ou may withdraw either all or part of your Account Value from the Contract.
Other than those made through    the Systematic Withdrawal Program, withdrawals
must be at least $500 or the Account Value, if less. If any withdrawal would decrease your Account Value below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:


- The percentage or dollar amount of the withdrawal; and


- The Investment Divisions (or Fixed Account and Enhanced Dollar Cost Averaging Program) from which You want the money to be withdrawn.



You may establish a withdrawal plan under which You can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Tax Considerations.")



Your withdrawal may be subject to Withdrawal Charges.



Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

                                                       ------------------------

We will pay the amount of any withdrawal from the Separate Account within 7 days of when we receive the request in Good Order unless a suspension or deferral of payments provision is in effect (see "General
Information -- Valuation - --  Suspension of Payments").



We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.



We have to receive your withdrawal request in our Administrative Office prior to the annuity date or Contract Owner's death; -provided, -however, that You
                                                --------   -------
may submit a written withdrawal request any time prior to the annuity date that indicates that the withdrawal should be processed as of the annuity date. - Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit Value calculated as of, the annuity date. Your request must be received at our Administrative Office -on or before the annuity date.



Systematic Withdrawal Program


Under this program and subject to approval in your state, You may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. For all Contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued You the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive under a pay-out option.



If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that You selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any Investment Divisions in which You then have money.



SELECTING A PAYMENT DATE: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When You select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).



You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office. We will also terminate your participation in the program upon notification of your death.

------------------------

Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Contract.



Minimum Distributions


In order to comply with certain tax law provisions, You may be required to take money out of the Contract. We have a required minimum distribution service that can help You fulfill minimum distribution requirements. We will terminate your participation in the program upon notification of your death.



Charges



There are two types of charges You pay while You have money in an Investment
Division:


- Separate Account charge, and


- Investment-related charge.



We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges. The Separate Account charges You pay will not reduce the number of accumulation units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Contract.



Separate Account Charge


Each class of the Contract has a different annual Separate Account charge that is expressed as a percentage of the average Account Value. A portion of this annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed. This charge includes insurance-related charges that pay us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Value. This charge also includes the risk that our expenses in administering the Contracts may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.



The chart below summarizes the Separate Account charge for each class of the Contract along with each death benefit that has an additional asset-based Separate Account charge prior to entering the pay-out phase of the Contract.



                           SEPARATE ACCOUNT CHARGES1



                                                    B CLASS   B PLUS CLASS2   C CLASS   L CLASS    R CLASS
                                                   --------- --------------- --------- --------- ----------
   Separate Account charge with Standard Death     1.25%     1.80%           1.65%     1.50%     1.15%
     Benefit3.....................................
     Optional Annual Step-Up Death Benefit........ 0.20%     0.20%           0.20%     0.20%     0.20%

     Optional Earnings Preservation Benefit4......  .25%      .25%            .25%      .25%      .25%


                                                       ------------------------

  1 We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Investment Divisions.


  2 The Separate Account charge for the B Plus Class will be reduced by 0.55% after You have held the Contract for nine years.


  3   The Separate Account charge includes the Standard Death Benefit.


  4 The Optional Earnings Preservation Benefit may be elected with or without the Optional Annual Step-Up Death Benefit.



Investment-Related Charge


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Investment Divisions You select. Each class of shares available to the Contracts has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation, American Funds(R) Growth and American Funds(R) Moderate Allocation Portfolios of the Met Investors Fund, which are Class C and have a 0.55% 12b-1 Plan fee). Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. The investment-related charge for each Portfolio for the previous year are listed in the "Table of Expenses."



Annual Contract Fee



T here is a $30 Annual Contract Fee. This fee is waived if your Account Value
is at least $50,000. It is deducted   on a pro-rata basis from the Investment
Divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Value, the entire fee will be deducted at the time of a total withdrawal of your Account Value. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.



Transfer Fee


We reserve the right to limit the number of transfers per Contract Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be $25.00 for each transfer over twelve in a Contract Year. The transfer fee will be deducted from the Investment Division or the Fixed Account from which the transfer is made. However, if the entire interest in the Separate Account or Fixed Account is being transferred, the transfer fee will be deducted from the amount that is transferred.



Optional Enhanced Death Benefits


The EDB Max I and the EDB II are each available for an additional charge of 0.60% for issue ages 69 or Younger and 1.15% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Value. If You elect an Optional Step-Up we may increase the charge applicable beginning after

------------------------

the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. For Contracts issued from May 4, 2009, through July 16, 2010, the charge for the EDB I is 0.75% of the Death Benefit Base for issue ages 0-69 and 0.95% of the Death Benefit Base for issue ages 70-75. For Contracts issued on or before May 1, 2009, the charge for the EDB I is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.90% of the Death Benefit Base for issue ages 70-75 and, if You elect both the GMIB Plus II and the EDB I, the percentage charge for the EDB I is reduced by 0.05%. If you elected both the GMIB Plus II rider and the EDB I rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.



If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro-rata portion of the EDB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If an EDB optional benefit is terminated because the Contract is terminated, the death benefit amount is determined or your Account Value is not sufficient to pay the optional benefit charge, no EDB charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.



Optional Guaranteed Minimum Income Benefits


The GMIB Max I, the GMIB Plus III, the GMIB Plus II and the GMIB II are each available for an additional charge equal to a percentage of the guaranteed minimum income base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Value.



If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GMIB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment.



If a GMIB optional benefit is terminated for the following reasons, no GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect:


  o the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract);


  o because it is the 30th day following the Contract Anniversary prior to your 86th birthday (for GMIB II or GMIB Plus I) or 91st birthday (for GMIB Plus II, GMIB Plus III or GMIB Max I); or


  o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus II, GMIB Plus III and GMIB Max I).

                                                       ------------------------

If You elect an Optional Step-Up we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. (See below for certain versions of the GMIB Plus II optional benefit for which We are currently increasing the optional benefit charge upon an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later.)



For the GMIB Max I and the GMIB Plus III the charge is 1.00% of the guaranteed minimum income base. (For New York State only: For Contracts issued before May 1, 2011, the GMIB Plus III charge is 0.95% of the guaranteed minimum income base.)



For GMIB Plus II Contracts issued on or before February 23, 2009, the optional benefit charge is 0.80% of the guaranteed minimum income base. For GMIB Plus II Contracts issued on or after February 24, 2009, the optional benefit charge is 1.00% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus II optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the optional step-up occurs.



(For New York State only: For Contracts issued on or before February 23, 2009, the GMIB Plus optional benefit charge is 0.75% of the guaranteed minimum income base, and for Contracts issued on or after February 24, 2009, the GMIB Plus optional benefit charge is 0.95% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.15% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the optional step-up occurs.)



The GMIB II charge is 0.50% of the guaranteed minimum income base and is deducted at the end of the Contract Year in the same manner as described above.



Optional Guaranteed Withdrawal Benefits


The LWG II is available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The percentage is deducted for the prior Contract Year on the Contract Anniversary, after applying any applicable Compounding Income Amount, and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Value. The LWG II is available for an additional charge of 1.25% for the Single Life Version and 1.50% for the Joint Life Version. If You elect Automatic Annual Step-Ups, we may increase the LWG II charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the maximum Automatic Annual Step-Up charge (1.60% for the Single Life Version or 1.80% for the Joint Life Version) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.



If the LWG II is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

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The Enhanced GWB is available for an additional charge of a percentage of the Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Reset by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Value. The charge for the Enhanced GWB is 0.55%. If You elect an Optional Reset, we may increase the Enhanced GWB charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the Optional Reset, but no more than a maximum of 1.00%.



If the Enhanced GWB is in effect, the charge will not continue if your Benefit Base equals zero.



Premium and Other Taxes



S ome jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.



Premium taxes, if applicable, currently depend on the Contract You purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments, Account Values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.



We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



Withdrawal Charges



A  Withdrawal Charge may apply if You withdraw purchase payments that were
credited to your Contract.    There are no Withdrawal Charges for the C Class
Contract or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). To determine the Withdrawal Charge for the Contracts, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or Investment Division from which the withdrawal is actually coming. To determine what portion (if any) of a withdrawal is subject to a Withdrawal Charge, amounts are withdrawn from your Contract in the following

                                                       ------------------------

order: (1) Earnings in your Contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); (2) The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); and (3) Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. Once we have determined the amount of the Withdrawal Charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the Investment Divisions in the same proportion as the withdrawal is being made.



For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.



For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account Value that is less than the minimum required.



The Withdrawal Charge on purchase payments withdrawn for each class is as follows:



Number Of Complete Years From Receipt Of Purchase
  Payment                                          B Class   B Plus Class   C Class   L Class   R Class
    0.............................................   7%        8%            None      7%        8%
    1.............................................   6%        8%                      6%        8%
    2.............................................   6%        7%                      5%        7%
    3.............................................   5%        6%                      0%        6%
    4.............................................   4%        5%                      0%        5%
    5.............................................   3%        4%                      0%        4%
    6.............................................   2%        3%                      0%        3%
    7.............................................   0%        2%                      0%        2%
    8.............................................   0%        1%                      0%        1%
    9 and thereafter..............................   0%        0%                      0%        0%


The Withdrawal Charge reimburses us for our costs in selling the Contracts. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Contracts which exceed the amount of Withdrawal Charges we collect.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the Withdrawal Charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum

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amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Death Benefit - Generally" and "Living Benefits." The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.




When No Withdrawal Charge Applies


In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.



You do not pay a Withdrawal Charge:


- If You have a C Class Contract.


- On transfers You make within your Contract among the Investment Divisions and transfers to or from the Fixed Account.


- On withdrawals of purchase payments You made over seven Contract Years ago for the B Class, nine Contract Years ago for the B Plus Class, three Contract Years ago for the L Class, and nine Contract Years ago for the R Class.


- If You choose payments over one or more lifetimes except, in certain cases, under the GMIB.


- If You die during the pay-in phase. Your Beneficiary will receive the full death benefit without deduction.


- If your Contract permits and your spouse is substituted as the owner of the Contract and continues the Contract, that portion of the Account Value that is equal to the "step-up" portion of the death benefit.


- If You withdraw only your earnings from the Investment Divisions.


- During the first Contract Year, if You are in the Systematic Withdrawal Program, and You withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.


- After the first Contract Year, if You withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.


- If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Contract. For purposes of this exception, we assume that the Contract is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other Account Values. This exception does not apply if You have a Non-Qualified or Roth IRA Contract.


- If You accept an amendment converting your Traditional IRA Contract to a Roth IRA Contract.


- If You properly "recharacterize" as permitted under Federal tax law your Traditional IRA Contract or a Roth IRA Contract using the same Contract.


- This Contract feature is only available if You are less than 86 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a Withdrawal Charge would otherwise apply, if You have been either the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract:

                                                       ------------------------

     o Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6-month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital. This Contract feature is not available in Massachusetts; or


     o Is diagnosed with a terminal illness and not expected to live more than 12 months (24 months in the state of Massachusetts).


- This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if You are disabled as defined in the Federal Social Security Act and if You have been the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract. This Contract feature is not available in Massachusetts or Connecticut.


- If You have transferred money which is not subject to a Withdrawal Charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract Withdrawal Charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Contract, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.


- Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Value and (2) You transfer your total Account Value to certain eligible contracts issued by MetLife or its affiliated companies and we agree.



GENERAL. We may elect to reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.



Free Look



Y ou may cancel your Contract within a certain time period. This is known as a
  "free look." We must receive    your request to cancel in writing by the
appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).




Any Bonus does not become yours until after the "free look" period; we retrieve it if You exercise the "free look." Your exercise of any "free look" is the only circumstance under which the 6% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Value, the refunded amount will include any investment performance attributable to the 6% credit. If there are any losses from investment performance attributable to the 6% credit, we will bear that loss.

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Death Benefit -- Generally




O ne of the insurance guarantees we provide You under your Contract is that
  your Beneficiaries will be    protected during the "pay-in" phase against
market downturns. You name your Beneficiary(ies). This guarantee terminates at the end of the "pay-in" phase. There is no death benefit during the income or "pay-out" phase, however, depending on the income payment type You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary (see "Pay-Out Options (or Income Options)" for more information).




If You intend to purchase the Contract for use with a Traditional IRA or Roth IRA, see "Federal Tax Considerations" for a discussion concerning IRAs.



The Standard Death Benefit is described below. The additional optional death benefits (the Annual Step-Up Death Benefit, the EDB Max I, the EDB II, the EDB I and the Earnings Preservation Benefit) are described in the "Optional Death Benefits" section. Check your Contract and optional benefits for the specific provisions applicable to You. You may elect the Earnings Preservation Benefit with or without the Annual Step-Up Death Benefit. You may not elect the Annual Step-Up Death Benefit and/or the Earnings Preservation Benefit with an Enhanced Death Benefit (EDB Max I, EDB II or EDB I). The Earnings Preservation Benefit could be elected with the EDB II in Contracts issued before May 1, 2011, and with the EDB I.



The death benefits are described below. There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version of an optional death benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional death benefits for the specific provisions applicable to You.



The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Underlying Portfolios and is subject to investment risk.



If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program and other dollar cost averaging programs, the automated required minimum distribution service and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.



Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Investment Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.



If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.

                                                       ------------------------

Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Contract. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If You purchased the Contract as a deceased person's Beneficiary under an IRA, your Beneficiary may be limited by tax law as to the method of distribution of any death benefit. See "Federal Tax Considerations" for more information.



If You are a non-natural person, then the life of the Annuitant is the basis for determining the death benefit. If there are joint Contract Owners, the oldest of the two will be used as a basis for determining the death benefit.



If You are a natural person and You change ownership of the Contract to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether You choose an optional benefit), are reset to the Account Value on the date of the change in Contract Owner.



SPOUSAL CONTINUATION. If the Beneficiary is your spouse, the Beneficiary may be substituted as the owner of the Contract and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be adjusted to equal the death benefit. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in an Investment Division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Contract would be subject to applicable Withdrawal Charges except for that portion of the Account Value that is equal to the "step-up" portion of the death benefit.




If the spouse continues the Contract, the second death benefit payable upon the death of the spouse is calculated as described in the following pages except all values used to calculate the death benefit, which may include the Highest Anniversary Value as of each fifth Contract Anniversary or the Highest Anniversary Value as of each Contract Anniversary, are reset to the Account Value which has been adjusted to include the death benefit on the date the spouse continues the Contract. If the Contract includes a GMIB optional benefit or both the GMIB and an EDB optional benefit, the Annual Increase Amount for the GMIB optional benefit or both the GMIB and EDB optional benefits is also reset to the Account Value which has been adjusted to include the death benefit on the date the spouse continues the Contract.




Spousal continuation will not satisfy required minimum distribution rules for tax-qualified Contracts other than IRAs.



Any reference to "spouse" includes those persons who are married under state law, regardless of sex.



"STRETCH IRA" CONTRACTS. We permit your Beneficiary to hold the Traditional IRA Contract in your name after your death for his/her benefit. We issue a new Contract to your Beneficiary to facilitate the distribution of payments. The designated Beneficiary's interest in the Contract must be distributed in accordance with minimum required distribution rules for contracts under the income tax regulations over a period no longer than the designated Beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same Contract class as your Contract, except, if You had a B Plus Class Contract, the Contract is issued as a B Class Contract. In that case the Account Value would be reset to equal

------------------------

the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value would be allocated in the same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some optional benefits available under the Contract, but certain Contract provisions or programs may not be available.



If your Beneficiary holds the Traditional IRA Contract in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. If the Contract has the optional GMIB, the Annual Increase Amount is reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law as to the method of distribution of any death benefit.




"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your Beneficiary to hold the Non-Qualified Contract in your name after your death for his/her benefit. We issue a new Contract to your Beneficiary to facilitate the distribution of payments. The designated Beneficiary's interest in the Contract must be distributed in accordance with required minimum distribution rules for contracts under the income tax regulations over a period no longer than the designated Beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same Contract class as your Contract, except, if You had a B Plus Class Contract, the Contract is issued as a B Class Contract. In that case the Account Value would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value would be allocated in the same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain Contract provisions or programs may not be available.




If your Beneficiary holds the Non-Qualified Contract in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. If the Contract has an optional GMIB, the Annual Increase Amount is reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.

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TOTAL CONTROL ACCOUNT. The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. Your financial representative can tell You the current and minimum interest rates that apply.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



EDB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase an EDB.



Standard Death Benefit


The Standard Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greatest of (1) your Account Value; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.



If You die during the pay-in phase and You have not chosen one of the optional death benefits, the death benefit the Beneficiary receives will be equal to the greatest of:


1. Your Account Value; or


2. Total purchase payments reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or


3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;


  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);


  o  On each fifth Contract Anniversary before your 81st birthday, compare the
     (1) then-Highest Anniversary Value to the (2) current Account Value and
     (3) total purchase payments reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) and set the Highest Anniversary Value equal to the greatest of the three.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

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For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Value before the withdrawal.



                                    EXAMPLE:



                                                                Date                        Amount
                                                  ------------------------------- --------------------------
   A  Initial purchase payment                              10/1/2016             $100,000
                                                            10/1/2017
   B  Account Value                                (First Contract Anniversary)   $104,000
                                                                                  $104,000
   C  Death Benefit                                      As of 10/1/2017          (= greater of A and B)
                                                            10/1/2018
   D  Account Value                               (Second Contract Anniversary)   $ 90,000
                                                                                  $100,000
   E  Death Benefit                                         10/1/2018             (= greater of A and D)
   F  Withdrawal                                            10/2/2018             $  9,000
                                                                                            10%
   G  Percentage Reduction in Account Value                 10/2/2018             (= F/D)
                                                                                  $ 81,000
   H  Account Value after Withdrawal                        10/2/2018             (= D-F)
                                                                                  $ 90,000
   I  Purchase Payments reduced for Withdrawal           As of 10/2/2018          (= A-(A - G))
                                                                                  $ 90,000
   J  Death Benefit                                         10/2/2018             (= greater of H and I)
   K  Account Value                                         10/1/2021             $125,000
                                                         As of 10/1/2021          $125,000
   L  Death Benefit (Highest Anniversary Value)        (Fifth Anniversary)        (= greater of I and K)
   M  Account Value                                         10/2/2021             $110,000
                                                                                  $125,000
   N  Death Benefit                                      As of 10/2/2021          (= greatest of I, L, M)


Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account Value is included when determining the percentage of Account Value withdrawn.




Account Values on 10/1/2018 and 10/2/2018 are assumed to be equal prior to the withdrawal.

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Optional Death Benefits



Annual Step-Up Death Benefit



T he Annual Step-Up Death Benefit is designed to provide protection against
adverse investment experience. In   general, it guarantees that the death
benefit will not be less than the greater of (1) your Account Value; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.



You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:


1. The Account Value; or


2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;



  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and



  o On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Value and set the Highest Anniversary Value equal to the greater of the two.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).



For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Value immediately before the withdrawal.



You may not purchase this benefit if You are 78 years of age or older.

------------------------

The Annual Step-Up Death Benefit is available for an additional charge of 0.20% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:



                                                                        Date                        Amount
                                                          ------------------------------- -------------------------
   A  Initial purchase payment                                      10/1/2016             $100,000
                                                                    10/1/2017
   B  Account Value                                        (First Contract Anniversary)   $104,000
                                                                                          $104,000
   C  Death Benefit (Highest Anniversary Value)                  As of 10/1/2017          (= greater of A and B)
                                                                    10/1/2018
   D  Account Value                                       (Second Contract Anniversary)   $ 90,000
                                                                                          $104,000
   E  Death Benefit (Highest Contract Year Anniversary)             10/1/2018             (= greater of B and D)
   F  Withdrawal                                                    10/2/2018             $  9,000
                                                                                                    10%
   G  Percentage Reduction in Account Value                         10/2/2018             (= F/D)
                                                                                          $ 81,000
   H  Account Value after Withdrawal                                10/2/2018             (= D-F)
                                                                                          $ 93,600
   I  Highest Anniversary Value reduced for Withdrawal           As of 10/2/2018          (= E-(E - G))
                                                                                          $ 93,600
   J  Death Benefit                                                 10/2/2018             (= greater of H and I)


Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account Value is included when determining the percentage of Account Value withdrawn.




The Account Values on 10/1/2018 and 10/2/2018 are assumed to be equal prior to the withdrawal.




Enhanced Death Benefits


EDB Max I


The EDB Max I is no longer available for purchase. The EDB Max I was available (subject to investment allocation restrictions) if You were age 75 or younger at the effective date of your Contract and you either (a) had not elected any living benefit or (b) had elected the GMIB Max I. If You select the EDB Max I, You may not select the Earnings Preservation Benefit. The EDB Max I is not available with a B Plus Class or C Class Contract in Washington or New York State. The Enhanced Death Benefit ("EDB") optional benefits are referred to in your Contract and optional benefit as the "Guaranteed Minimum Death Benefit" or "GMDB".



DESCRIPTION OF THE EDB MAX I.

                                                       ------------------------

If You select the EDB Max I, the amount of the death benefit will be the greater of:


(1)   The Account Value; or


(2)   The Death Benefit Base.



The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.



The Death Benefit Base is the greater of (a) or (b) below:


  (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge). The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable Withdrawal Charge) divided by the Account Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


  (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


     (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


     (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB Max I that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is the greater of:


(a)        6%; or


(b)        the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9)
           of the Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;

------------------------

(2a)  if You enroll only in the automated required minimum distribution
                    ----
      service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


(2b) if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.



On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See Description of the EDB Max I.)



See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With the EDB Max I" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to 6% (item
(a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the EDB.



After the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is 0%.



WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


  (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable Withdrawal Charge); or


  (b)(1) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Contract Owner (or to the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a), immediately above, and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

                                                       ------------------------

As described in (a), immediately above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the EDB. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). The Annual Increase Amount does not change after the Contract Anniversary immediately preceding your 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate or the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE EDB MAX I CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE(1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract Owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Max I optional benefit and the EDB Max I optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary

------------------------

unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and the optional benefit charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, -at your Administrative Office, or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:


  (1) resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and


  (2) may reset the EDB Max I charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.




In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the Optional Step-Up for purposes of determining the Annual Increase Amount after the Optional Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.




INVESTMENT ALLOCATION RESTRICTIONS FOR THE EDB MAX I. For a detailed description of the EDB Max I investment allocation restrictions see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I."



If You elect the EDB Max I, You may not participate in any dollar cost averaging program. However, You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.



If You elect the EDB Max I, You must allocate 100% of your Purchase Payments and Account Value among the Investment choices listed in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I." and You will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.



The investment choices listed in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I." (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the EDB Max I. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of

                                                       ------------------------

returns and hedge against the effects of interest rate changes. Other investment choices that are available if the EDB Max I is not selected may offer the potential for higher returns. Before You select the EDB Max I, You and your sales representative should carefully consider whether the investment choices available with EDB Max I meet your investment objectives and risk tolerance.



RESTRICTIONS ON INVESTMENT ALLOCATIONS IF THE EDB MAX I TERMINATES. If the EDB Max I terminates, the investment allocation restrictions described in "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will no longer apply and you will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available investment choices, but not to the Fixed Account. However, if you elected both the GMIB Max I and the EDB Max I, and only the GMIB Max I has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.



POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I. In the future, we may choose not to permit owners of existing Contracts with the EDB Max I to make subsequent purchase payments if: (a) the EDB Max I is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I offered to new customers (for example, if we change the EDB Max I charge; see your Contract schedule for a list of the other changes). We will notify owners of Contracts with EDB Max I in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I."



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR THE EDB MAX I.


  o If we received your application and necessary information, in Good Order, at your Administrative Office before the close of the New York Stock Exchange on September 30, 2011, and You elected the GMIB Max I and/or EDB Max I, we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


  o If we received your application and necessary information, in Good Order, at your Administrative Office after the close of the New York Stock Exchange on September 30, 2011, and on or before October 7, 2011, and You elected the GMIB Max I and/or the EDB Max I, we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent purchase payment received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the New York Stock Exchange on February 24, 2012.



If we have imposed restrictions on subsequent purchase payments on your Contract, we will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the "General -- When We Can Cancel Your Contract" section of the prospectus; or (b) the optional benefit, charge is greater than your Account Value.



TERMINATING THE EDB MAX I. EDB Max I will terminate upon the earliest of:


  (a) The date You make a total withdrawal of your Account Value (pro rata portion of the annual optional benefit charge will be assessed);

------------------------

  (b) The date there are insufficient funds to deduct the annual optional benefit charge from your Account Value;


  (c) The date You elect to receive income payments under your Contract (a pro rata portion of the annual optional benefit charge will be assessed);


  (d) A change of the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);


  (e) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);


  (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


  (g)        Termination of the Contract to which the benefit is attached.



Under our current administrative procedures, we will waive the termination of the EDB Max I if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



THE EDB MAX I AND ANNUITIZATION. Since the annuity date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years after issue of your Contract, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. Generally, once your Contract is annuitized, You are ineligible to receive the death benefit selected. However, for Contracts purchased with EDB Max I, if You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account Value under the Contract's pay-out option provisions; or


(2) Elect to receive income payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity rates for the Contract at the time of purchase or the current annuity rates applicable to this class of Contract. If You die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.



If You fail to select one of the above options, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee Period income payment type, unless the payment under option (2) above is greater, in which case we will apply option (2) to your Contract.



Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program with the EDB -Max I



For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

                                                       ------------------------

Used with the EDB Max I, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.



Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year with the EDB Max I. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elected the EDB -Max I, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 6% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I.



To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.



EDB Max I -- Examples


The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB Max I. Example (7) shows how required minimum distributions affect the Death Benefit Base when the EDB Max I is elected with an IRA Contract (or another Contract subject to Section 401(a)(9) of the Code)


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB Max I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------

------------------------

   Assume the initial purchase payment is $100,000 and the EDB Max I is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,050 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $94,050). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $101,124 ($94,050 increased by 6% per year, compounded annually).


(2)   The Annual Increase Amount


     Example
     -------


   Assume the Contract Owner is a male, age 55 at issue, and he elects the EDB Max I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a death benefit based on the Annual Increase Amount
     ---------------------------------------------------------------


   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts You selected. The Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 6% per year, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).


(3)   The Highest Anniversary Value


     Example
     -------


   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the EDB Max I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $150,000 and the Highest Anniversary Value is $145,000. The Highest Anniversary Value is set equal to the Account Value ($150,000).

                                                       ------------------------

     Determining a death benefit based on the Highest Anniversary Value
     ----------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4)   Putting It All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Account Value is $140,000 due to poor market performance. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($150,000), the Annual Increase Amount ($179,085) is used as the Death Benefit Base. Because the Death Benefit Base ($179,085) is greater than the Account Value ($140,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5)   The Optional Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.


     The effect of the Optional Step-Up election is:


   (1)   The Annual Increase Amount resets from $106,000 to $110,000; and


   (2) The EDB Max I charge is reset to the fee we charge new Contract Owners for the EDB Max I at that time.


   The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.


(6)   The Optional Step-Up: Automatic Annual Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $106,000 to $110,000; and

------------------------

   (2) The EDB Max I charge is reset to the fee we charge new Contract Owners for the EDB Max I at that time.


   The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $116,600 to $120,000; and


   (2) The EDB Max I charge is reset to the fee we charge new Contract Owners for the EDB Max I at that time.


   Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value; and


   (2) The EDB Max I charge is reset to the fee we charge new Contract Owners for the EDB Max I at that time.


   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the optional benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, note the EDB Max I charge remains at its current level.


(7)   Required Minimum Distribution Examples


   The following examples only apply to IRAs and other Contracts subject to
   Section 401(a)(9) of the Code. Assume an IRA contract is issued on September 1, 2014 and the EDB Max I is selected. Assume that on the first Contract Anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2015) and the second Contract Anniversary (September 1, 2016) the account value is $100,000. On the second Contract Anniversary, the Annual Increase Rate is the greater of:


  (a)        6%;


  (b)        the required minimum distribution rate (as defined below).


     The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);

                                                       ------------------------

   (2a) if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


   (2b) if the Contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% of the Annual Increase amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


(i)        Withdrawals Through the Automated Required Minimum Distribution
           ---------------------------------------------------------------
           Service
           -------



If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Contract Owner makes no withdrawals outside the automated required minimum distribution service, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.



(Why does the Contract Owner receive $6,800 under the automated required minimum distribution service in this example? From September through December 2015, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Contract Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


(ii)       Withdrawals Outside the Automated Required Minimum Distribution
           ---------------------------------------------------------------
           Service
           -------



If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.



If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


(iii)      Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------

------------------------

Assume the Contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the Annual Increase Rate will be 6% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $98,315. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 - 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $98,315 ($92,750 increased by 6% per year compounded annually).


(iv)       No Withdrawals
           --------------



If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).



EDB II


The EDB II is no longer available for purchase. The EDB II was available (subject to investment allocation restrictions) if You were age 75 or younger at the effective date of your Contract and you either (a) had not elected any living benefit or (b) had elected the GMIB Plus III. If You select the EDB II, You may not select the Earnings Preservation Benefit. The EDB II is not available with a B Plus Class or C Class Contract in Washington or New York State. The EDB optional benefits are referred to in your Contract and optional benefit as the "Guaranteed Minimum Death Benefit" or "GMDB".



DESCRIPTION OF THE EDB II.



If You select the EDB II, the amount of the death benefit will be the greater of:


(1)   The Account Value; or


(2)   The Death Benefit Base.



The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.



The Death Benefit Base is the greater of (a) or (b) below:


  (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge). The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable Withdrawal Charge) divided by the Account Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.

                                                       ------------------------

  (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


   (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


   (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to your 91st birthday, the Annual Increase Rate is the greater of:


  (a)        5%; or


  (b)        the required minimum distribution rate (as defined below).



Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9)
             of the Code.



The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;


(2a) if You enroll only in the automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


(2b) if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under the (i) Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.

------------------------

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date, on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments (See Description of the EDB II).



See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With the EDB II" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year divided by sum of:
(i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate and the Annual Increase Rate will be reduced to 5% (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the EDB.



After the Contract Anniversary immediately prior to the owner's 91st birthday, the Annual Increase Rate is 0%.



WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


  (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable Withdrawal Charge); or


  (b) (1) if total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Contract Owner (or the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
             (a), immediately above, and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a), immediately above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the EDB. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.

                                                       ------------------------

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). The Annual Increase Amount does not change after the Contract Anniversary immediately preceding your 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



OPTIONAL STEP-UP



On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate or the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE EDB II CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract Owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Plus III optional benefit and the EDB II optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and the charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:

------------------------

  (a) resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and


  (b) may reset the EDB II charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%), or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the Optional Step-Up for purposes of determining the Annual Increase Amount after the Optional Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the Optional Step-Up.



INVESTMENT ALLOCATION RESTRICTIONS FOR THE EDB II. For a detailed description of the EDB II investment allocation restrictions see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I."



If You elect the EDB II, You may not participate in any dollar cost averaging program. However You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the EDB II are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional
Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



TERMINATING THE EDB II. The EDB II will terminate upon the earliest of:


  (a) The date You make a total withdrawal of your Account Value (pro rata portion of the annual optional benefit charge will be assessed);


  (b) The date there are insufficient funds to deduct the annual optional benefit charge from your Account Value;


  (c) The date You elect to receive income payments under your Contract (a pro rata portion of the annual optional benefit charge will be assessed);


  (d) A change of the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);


  (e) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);

                                                       ------------------------

  (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


  (g)        Termination of the Contract to which the benefit is attached.



Under our current administrative procedures, we will waive the termination of the EDB II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



EDB II AND ANNUITIZATION. Since the annuity date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years from Contract issue. You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. Generally, once your Contract is annuitized, You are ineligible to receive the death benefit selected. However, for Contracts purchased with EDB II, if You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account Value under the Contract's pay-out option provisions; or


(2) Elect to receive income payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity rates for this Contract at the time of purchase or the current annuity rates applicable to this class of Contract. If You die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.



If You fail to select one of the above options, we will annuitize your Contract under the Lifetime Income Annuity with a 10 Year Guarantee Period income payment type, unless the payment under option (2) above is greater, in which case we will apply option (2) to your Contract.



Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With the EDB II


For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



Used with the EDB II, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the death benefit base on a proportionate basis. (Reducing the death benefit base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.



Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% that need to be withdrawn to fulfill minimum distribution

------------------------

requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elected EDB II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II.



To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.



EDB II -- Examples


The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB II. Example (7) shows how required minimum distributions affect the Death Benefit Base when the EDB II is elected with an IRA Contract (or another Contract subject to Section 401(a)(9) of the Code).


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB II is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2)   The Annual Increase Amount


     Example
     -------

                                                       ------------------------

   Assume the Contract Owner is a male, age 55 at issue, and he elects the EDB
   II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a death benefit based on the Annual Increase Amount
     ---------------------------------------------------------------


   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts You selected. The Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).


(3)   The Highest Anniversary Value


     Example
     -------


   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the EDB II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


     Determining a death benefit based on the Highest Anniversary Value
     ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4)   Putting It All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase

------------------------

   Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5)   The Optional Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.


     The effect of the Optional Step-Up election is:


   (1)   The Annual Increase Amount resets from $105,000 to $110,000; and


   (2) The EDB II charge is reset to the fee we charge new Contract Owners for the EDB II at that time.


   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.


(6)   The Optional Step-Up: Automatic Annual Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


   (2) The EDB II charge is reset to the fee we charge new Contract Owners for the EDB II at that time.


   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


   (2) The EDB II charge is reset to the fee we charge new Contract Owners for the EDB II at that time.


   Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of the Optional Step-Up is:

                                                       ------------------------

   (1) The Annual Increase Amount automatically resets to the higher Account Value; and


   (2) The EDB II charge is reset to the fee we charge new Contract Owners for the EDB II at that time.


   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the optional benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, note the EDB II charge remains at its current level.


(7)   Required Minimum Distribution Examples


   The following examples only apply to IRAs and other Contracts subject to
   Section 401(a)(9) of the Code. Assume an IRA contract is issued on September 1, 2014 and the EDB II is selected. Assume that on the first Contract Anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2015) and the second Contract Anniversary (September 1, 2016) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greatest of:


  (a)        5%;


  (b)        the required minimum distribution rate (as defined below).


     The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


   (2b) if the Contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.


   Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015),
   (1) is equal to $7,200 divided by $100,000, or 7.2%.


  (i)        Withdrawals Through the Automated Required Minimum Distribution
             ---------------------------------------------------------------
             Service
             -------

------------------------

   If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Contract Owner makes no withdrawals outside the Automated Required Minimum Distribution Service, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800
   = $100,400.


   (Why does the Contract Owner receive $6,800 under the automated required minimum distribution service in this example? From September through December 2015, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Contract Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  (ii)       Withdrawals Outside the Automated Required Minimum Distribution
             ---------------------------------------------------------------
             Service
             -------


   If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


   If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  (iii)      Withdrawals in Excess of the Required Minimum Distribution
             ----------------------------------------------------------
             Amounts
             -------


   Assume the Contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the Annual Increase Rate will be 5% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 - 7.25% = $7,250; $100,000 - $7,250 =
   $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


  (iv)       No Withdrawals
             --------------


   If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on

                                                       ------------------------

   September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).



The EDB I


The EDB I is no longer available for purchase. The EDB I was available with contracts issued on or before July 16, 2010.



The EDB I is identical to EDB II with the following exceptions:


(1) The EDB I death benefit base and withdrawal adjustments are calculated as described above for EDB II except that the annual increase rate is 5% per year through the Contract Anniversary prior to the owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the death benefit base or the withdrawal adjustments under EDB I.


(2)   The optional benefit charges for the EDB I were different.


(3)   The Earnings Preservation Benefit could be elected with the EDB I.



For Contracts issued based on applications and necessary information received in Good Order at your Administrative Office on or before May 1, 2009, we offered an earlier version of the EDB I that is also no longer available. The earlier version is the same as the EDB I described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Investment Allocation Restrictions For Certain Optional Benefits"); and (c) different optional benefit charges apply.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the EDB I are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional
Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



Earnings Preservation Benefit


You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay. If You select the Earnings Preservation Benefit, You may not select the EDB Max I or EDB II. (The Earnings Preservation Benefit may be elected with the EDB II in Contracts issued before May 1, 2011 and with the EDB I.)



This benefit provides that an additional death benefit is payable equal to:



The difference between


1. Your death benefit (either the standard death benefit or an optional death benefit for which You pay an additional charge); and


2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

------------------------

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:


1. The difference between


  a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and


  b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.


2. In each case, multiplied by the following percentage, depending upon your age when You purchased the Contract:



    Purchase Age                             Percentage
  Ages 69 or younger                            40%
  Ages 70-77                                    25%
  Ages 78 and above                              0%


You may not purchase this benefit if You are 78 years of age or older.



If the spouse continues the Contract, the spouse can choose one of the following two options:


  o Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.


  o Stop the Earnings Preservation Benefit. Then, the Account Value is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.



If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Value.



If You are a natural person and You change ownership of the Contract to someone other than your spouse, this benefit is calculated in the same manner except
(1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Value on the date of the change in Contract Owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new Contract Owner as of the date of the change in Contract Owner.



If You are a non-natural person, the life of the Annuitant is the basis for determining the additional death benefit. If there are joint Contract Owners, the oldest of the two will be used as a basis for determining the additional death benefit.

                                                       ------------------------

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:



                                            Date            Amount
                                        ----------- ----------------------
  A   Purchase Payments Not Withdrawn   10/1/2016   $100,000
  B   Death Benefit                     10/1/2017   $105,000
                                                    $  2,000
  C   Additional Death Benefit          10/1/2017   (= 40% - (B -  A))
  D   Account Value                     10/1/2018   $ 90,000
  E   Withdrawal                        10/2/2018   $  9,000
                                                    $ 81,000
  F   Account Value after Withdrawal    10/2/2018   (= D -  E)
  G   Purchase Payments Not Withdrawn   10/2/2018   $ 91,000
                                                         (= A -  E,
                                                      because there is
                                                         no gain at
                                                    time of withdrawal)
  H   Death Benefit                     10/2/2018   $ 99,238
                                                    $  3,295
  I   Additional Death Benefit                      (= 40% - (H -  G))


Notes to Example:
-----------------



Purchaser is age 60 at issue.



Any Withdrawal Charge from the Account Value is included when determining the percentage of Account Value withdrawn.



All amounts are rounded to the nearest dollar.



Living Benefits



OVERVIEW OF LIVING BENEFITS


We offer a suite of optional living benefits that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one version of these optional benefits may be elected, and the optional benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.



We offer two types of living benefits:

------------------------


                 Guaranteed Income                                            Guaranteed Withdrawal
                     Benefits                                                   Benefits
-------------------------------------------------- ------------------------------------------------------------------
 o GMIB Max I                                       o LWG II

 o GMIB Plus III and GMIB Plus II                   o Enhanced GWB

 o GMIB II

  Our guaranteed income benefits are designed        These optional benefits are designed to guarantee that at least to allow You to
  invest your Account Value in the market while    the entire amount of purchase payments You make will be
    at the same time
  assuring a specified guaranteed, level of        returned to You through a series of withdrawals (without
    minimum fixed income
  payments if You elect to annuitize. The fixed    annuitizing), regardless of investment performance, as long as annuity payment
  amount is guaranteed regardless of investment    withdrawals in any Contract Year do not exceed the maximum performance or
  the actual Account Value at the time You elect   amount allowed. With the LWG, You get the same benefits, but in pay-outs. Prior to
  exercising this benefit and annuitizing your     addition, if You make your first withdrawal on or after the date
    Contract, You may
  make withdrawals up to a maximum level           You reach age 59 1/2, You are guaranteed income for your life specified in the
  optional benefit and still maintain the benefit  (and, for states other than New York, the life of your spouse, if
    amount.                                        the Joint Life version was elected and the spouse elects to continue the Contract and is at least age 59 1/2 at spousal continuation), even after the entire amount of purchase
                                                   payments has been returned.



Guaranteed Income Benefits



At the time You buy the Contract, You may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Value during the pay-in phase. However, if applying your actual Account Value at the time You annuitize the Contract to then-current annuity purchase rates (outside of the optional benefit) produces higher income payments, You will receive the higher payments, and thus You will have paid for the optional benefit even though it was not used. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit.



There are four different versions of the GMIB that have been available with this Contract, GMIB Max I, GMIB Plus III, GMIB Plus II and GMIB II. Please check with your sales representative whether GMIB Max I and/or GMIB Plus III are available in your state. None of the GMIBs are available for sale.




There may be versions of each optional guaranteed income benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional benefits for the specific provisions applicable to You.



You may not have this optional benefit and another optional living benefit (LWG or GWB) in effect at the same time. Once elected, the optional benefit cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFITS



INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any

                                                       ------------------------

Investment Division. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the optional benefit in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).



THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in Contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of Mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per year. For GMIB Plus III and GMIB Plus II in Contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year for GMIB II. As with other pay-out types, the amount You receive as an income payment also depends on the income type You select, your age, and your sex (where permitted by state law). For GMIB Max I, GMIB Plus III and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If You exercise a GMIB optional benefit, your income payments will be the greater of:


     o the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or


  o the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options (or Income Options)".)



If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.



OWNERSHIP. If the owner is a natural person, the owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the owner in determining the income base and GMIB income payments.




If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB income payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "You" always means the owner, oldest joint owner or the Annuitant, if the owner is a non-natural person.




TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.

------------------------


GMIB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service ("IRS") required distribution rules, You may not purchase a GMIB optional benefit.




Description of GMIB Max I


The GMIB Max I is no longer available for purchase. The GMIB Max I is available only for Contract Owners up through age 78 and You can only elect the GMIB Max I at the time You purchase the Contract. The GMIB Max I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary prior to the Contract Owner's 91st birthday.




INCOME BASE. The Income Base is equal to the greater of (a) or (b) below.



(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).


(b) Annual Increase Amount: On the date we issue your Contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


   (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


   (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



FOR CONTRACTS ISSUED IN NEW YORK STATE, THE ANNUAL INCREASE AMOUNT SHALL NOT EXCEED 275% OF TOTAL PURCHASE PAYMENTS OR, IF GREATER, 275% OF THE ANNUAL INCREASE AMOUNT AS OF THE MOST RECENT OPTIONAL STEP-UP FOR GMIB MAX I (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 275% of the new, higher Annual Increase Amount, if it is greater than 275% of your Purchase Payments.



ANNUAL INCREASE RATE. As noted above, we calculate an income base under the GMIB that helps determine the minimum amount you receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the income base is called the "annual increase rate."

                                                       ------------------------

Through the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is the greater of:


(a)        6%; or


(b)        the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9)
           of the Code.



The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;


(2a)  if You enroll only in our automated required minimum distribution
                    ----
      service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


(2b) if You enroll in both the Systematic Withdrawal Program and the automated
                      ----
     required minimum distribution service, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the automated required minimum distribution service(which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.



On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See Description of GMIB Max I Income Base.)



See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB Max I" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to 6% (item
(a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of income payments under the GMIB optional benefit.



During the 30-day period following the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (including any applicable Withdrawal Charge); or

------------------------


(b) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.



Partial annuitizations are not permitted.



In determining the GMIB Max I income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (i.e., bonus payments) are not included.



OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE OPTIONAL BENEFIT CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE(1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Max I optional benefit and the EDB Max I optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days

                                                       ------------------------

prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the GMIB Max I to the 10th Contract Anniversary following the date the Optional Step-Up took effect;


(3) For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (275%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the charge beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
      (a) the maximum Optional Step-Up charge(1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing to our Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



On the date of the step-up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS FOR THE GMIB MAX I. For a detailed description of the GMIB Max I investment allocation restrictions see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I."



If You elect the GMIB Max I, You may not participate in any dollar cost averaging program. However You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.

------------------------

If you elect the GMIB Max I, You must allocate 100% of your Purchase Payments and Account Value among the Investment choices listed in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I," and You will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.



The investment choices listed in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I," (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment choices that are available if the GMIB Max I is not selected may offer the potential for higher returns. Before You select the GMIB Max I, You and your sales representative should carefully consider whether the investment choices available with GMIB Max I meet your investment objectives and risk tolerance.



RESTRICTIONS ON INVESTMENT ALLOCATIONS IF THE GMIB MAX I OPTIONAL BENEFIT TERMINATES. If the GMIB Max I terminates (see "Terminating the GMIB Max I"), or if You elected both the GMIB Max I and the EDB Max I and both optional benefits terminate, the investment allocation restrictions described in "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will no longer apply and you will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available investment choices but not to the Fixed Account. However, if you elected both the GMIB Max I and the EDB Max I, and only the GMIB Max I has terminated, the investment allocation restrictions described above under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I." will continue to apply.



POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I. In the future we may choose not to permit owners of existing Contracts with GMIB Max I to make subsequent purchase payments if: (a) GMIB Max I is no longer available to new customers, or (b) we make certain changes to the terms of GMIB Max I offered to new customers (for example, if we change the GMIB Max I charge; see your Contract schedule for a list of the other changes). We will notify owners of Contracts with GMIB Max I in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I."



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I.


  o If we received your application and necessary information, in Good Order, at your Administrative Office before the close of the New York Stock Exchange on September 30, 2011, and You elected the GMIB Max I and/or EDB Max I, we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


  o If we received your application and necessary information, in Good Order, at your Administrative Office after the close of the New York Stock Exchange on September 30, 2011, and on or before October 7, 2011, and You elected the GMIB Max I and/or the EDB Max I, we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a

                                                       ------------------------

     subsequent purchase payment received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the New York Stock Exchange on February 24, 2012.



If we have imposed restrictions on subsequent purchase payments on your Contract, we will permit you to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the "General -- When We Can Cancel Your Contract" section of the prospectus; or (b) the optional benefit charge is greater than your Account Value.



If the GMIB Max I rider terminates (see "Living Benefits -- Guaranteed Income Benefits -- Terminating the GMIB Max I"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent purchase payments described above will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent purchase payments described above will continue to apply.



GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the owner's 91st birthday, You may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.



By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.




For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account Value in such Investment Division bears to the total Account Value in all Investment Divisions. It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. If You anticipate making purchase payments after 120 days, You should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Max I for this feature. The Guaranteed Principal Option feature is not available in Washington State.

------------------------

The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX I WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The Contract, however, will continue. If You only elected the GMIB Max I, the investment allocation restrictions and subsequent purchase payments restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max I Optional Benefit Terminates"). If You elected both the GMIB Max I and the EDB Max I, the EDB Max I investment allocation restrictions and subsequent purchase payments restrictions described in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.



EXERCISING THE GMIB MAX I. If You exercise the GMIB Max I, You must select to receive income payments under one of the following income types:


     (1)   Lifetime Income Annuity with a 5-Year Guarantee Period.
           ------------------------------------------------------


     (2)   Lifetime Income Annuity for Two with a 5-Year Guarantee Period.
           --------------------------------------------------------------
           Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years. (See "Pay-Out Options (or Income Options).") For Contracts issued in New York State only, this income payment type is only available if the youngest Annuitant's attained age is 35 or older.



These options are described in the Contract and the GMIB Max I rider.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your annuity date to then current annuity purchase rates.



If You exercise the GMIB Max I, your income payments will be the greater of:


     o the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or


     o the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-Out Options (or Income Options).")



IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB -MAX I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT YOU DID NOT USE.



If You take a full withdrawal of your Account Value, your Contract is terminated by us due to its small Account Value and inactivity (see "When We Can Cancel Your Contract"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

                                                       ------------------------

ENHANCED PAY OUT RATES. (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK
STATE). As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Max I purchase rates are enhanced under the following circumstances, if:


  (a)        You take no withdrawals prior to age 62;


  (b) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and


  (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period;



Then the annual income payments under the GMIB Max I will equal or exceed 5% of the income base (calculated on the date the payments are determined).




For example if an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Max I. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Max I, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Contract Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.




Alternatively, the GMIB Max I purchase rates are enhanced under the following circumstances, if:


  (a)        You take no withdrawals prior to age 70;


  (b) your Account Value is fully withdrawn or decreases to zero on or after age 70 and there is an income base remaining; and


  (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Max I will equal or exceed 6% of the income base (calculated on the date the payments are determined).



ENHANCED PAY OUT RATES. (FOR NEW YORK STATE ONLY). As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Max I purchase rates are enhanced under either of the following circumstances, if:


  (a)        the Contract was issued on or after age 59;


  (b)        You take no withdrawals prior to age 62;


  (c) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and


  (d) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Max I will equal or exceed 5% of the income base (calculated on the date the payments are determined).

------------------------

Or:


  (a)        the Contract was issued on or after age 65;


  (b)        You take no withdrawals prior to age 70;


  (c) your Account Value is fully withdrawn or decreases to zero on or after age 70 and there is an income base remaining; and


  (d) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Max I will equal or exceed 6% of the income base (calculated on the date the payments are determined).



If You choose not to receive income payments as guaranteed under the GMIB Max I, You may elect any of the pay-out options under the Contract.



If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.



TERMINATING THE GMIB MAX I. The GMIB Max I will terminate upon the earliest of:


  (a) The 30th day following the Contract Anniversary on or following your 90th birthday;


  (b) The date You make a complete withdrawal of your Account Value (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).


  (c) The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Max I (a pro rata portion of the annual optional benefit charge will be assessed);


  (d) Death of the Contract Owner or joint Contract Owner (unless the spouse -- aged 89 or younger -- is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;


  (e) A change for any reason of the Contract Owner or joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person) subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);


  (f)        The effective date of the Guaranteed Principal Option or;


  (g) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).



If a Contract Owner or joint Contract Owner dies and:


  o the spouse elects to continue the Contract and the GMIB Max I optional benefit under termination provision (d) above; and


  o before the 10-year waiting period to exercise the GMIB Max I optional benefit has elapsed, the GMIB Max I optional benefit will terminate under termination provision (a) above (because it is the 30th day following

                                                       ------------------------

     the Contract Anniversary on or following the spouse's 90th birthday);
     we will permit the spouse to exercise the GMIB Max I optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Max I if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



When the GMIB Max I terminates, the corresponding GMIB Max I charge terminates and the GMIB Max I investment allocation and subsequent purchase payment restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max I Optional Benefit Terminates"). However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the investment allocation restrictions and subsequent purchase payments restrictions described above will continue to apply.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX I



For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



Used with the GMIB Max I, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the GMIB Max I income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the GMIB Max I.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.



Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Max I.

------------------------

To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.



Note on Graphs and Examples:
----------------------------



The purpose of these examples is to illustrate the operation of the GMIB Max I optional benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges or income taxes or tax penalties.


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the Contract Anniversary.
   ---------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Max I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary.
   ----------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Max I is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an Account Balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If multiple withdrawals are made during a Contract Year - for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal - and those withdrawals total more than 6% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2)   The Annual Increase Amount


     Example
     -------


   Assume the Contract Owner is male, age 55 at issue, and he elects the GMIB Max I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or

                                                       ------------------------

   following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when he is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the Contract Anniversary on or immediately after the Contract Owner's 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 275% maximum increase limitation). Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 6% each year adjusted for withdrawals and charges the "Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]




(3)   The "Highest Anniversary Value" ("HAV")


     Example
     -------


   Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Max I. He makes an initial purchase payment of $100,000, and makes no additional purchase

------------------------

   payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $150,000 and the Highest Anniversary Value is $145,000. The Highest Anniversary Value is set equal to the Account Value ($150,000). See section (4) below for an example of the exercise of the GMIB Max I.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in any growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your

                                                       ------------------------

   lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]




(4)   Putting it All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner chooses to exercise the GMIB Max I at the tenth Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($150,000), the Annual Increase Amount ($179,085) is used as the income base. The income base of $179,085 is applied to the GMIB Annuity Table. This yields income payments of $586 per month for life, with a minimum of 5 years guaranteed. (If the same Contract Owner were instead age 70, the income base of $179,085 would yield monthly payments of $672; if the Contract Owner were age 75, the income base of $179,085 would yield monthly payments of $788.)


   Assume the Contract Owner, a New York resident, chooses to exercise the GMIB Max I optional benefit at the 20th Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Assume the Account Value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 275% of the total purchase payments, which equals $275,000. Because the Annual Increase Amount ($275,000) is greater than the Highest Anniversary Value ($150,000), the Annual Increase Amount ($275,000) is used as the income base. The income base of $275,000 is applied to the GMIB Annuity Table. This yields income payments of $1,210 per month for life, with a minimum of 5 years guaranteed. (If the same Contract Owner were instead age 80, the income base of $275,000 would yield monthly payments of $1,449.)


   The above example does not take into account the impact of premium and other taxes. As with other payout types, the amount you receive as an income payment depends on the income type you select, your age, and your sex. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.


   Prior to annuitization, the two calculations (the Annual Increase Amount of the Income Base and the Highest Anniversary Value of the Income Base) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Annual Increase Amount, Highest Anniversary Value and the Account Value will cease to exist. Also, the GMIB Max I may only be exercised no later than the

------------------------

   Contract Anniversary on or following the owner's 90th birthday, and then only after a 10-year waiting period, and then only within a 30 day period following the Contract Anniversary.

[GRAPHIC APPEARS HERE]




   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract and Contract rider is issued. HOWEVER, IF THEN-CURRENT ANNUITY PURCHASE FACTORS APPLIED TO THE ACCOUNT VALUE WOULD PRODUCE A GREATER AMOUNT OF INCOME, THEN YOU WILL RECEIVE THE GREATER AMOUNT. IN OTHER WORDS, WHEN YOU ANNUITIZE YOUR CONTRACT YOU WILL RECEIVE WHATEVER AMOUNT PRODUCES THE GREATEST INCOME PAYMENT. THEREFORE, IF YOUR ACCOUNT VALUE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

[GRAPHIC APPEARS HERE]




(5)   The Guaranteed Principal Option -- Graph and Example



Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.



The effect of exercising the Guaranteed Principal Option:


1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th Contract Anniversary bringing it back up to $100,000.


2) The GMIB Max I benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Value; the Contract continues.

                                                       ------------------------

3) The GMIB Max I allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value (except as described above under "Restrictions on Investment Allocations if the GMIB Max I Optional Benefit Terminates").

[GRAPHIC APPEARS HERE]




* Withdrawals reduce the original purchase payment (i.e., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6)   The Optional Step-Up: Optional Automatic Annual Step-up



Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount of the Income Base for GMIB Max I increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


(1) The Annual Increase Amount of the Income Base automatically resets from $106,000 to $110,000;


(2) The 10-year waiting period to annuitize the Contract under the GMIB Max I is reset to 10 years from the first Contract Anniversary;


(3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Max I optional benefit at that time; and


(4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



The Annual Increase Amount of the Income Base increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


(1) The Annual Increase Amount of the Income Base automatically resets from $116,600 to $120,000;


(2) The 10-year waiting period to annuitize the Contract under the GMIB Max I is reset to 10 years from the second Contract Anniversary;


(3) The charge is reset to the fee we charge new Contract owners for the same GMIB Max I optional benefit at that time; and


(4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

------------------------

Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Value would exceed the Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of each Optional Step-Up is:


(1) The Annual Increase Amount of the Income Base automatically resets to the higher Account Value;


(2) The 10-year waiting period to annuitize the Contract under the GMIB Max I is reset to 10 years from the date of the Optional Step-Up;


(3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Max I optional benefit at the time; and


(4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume you do not make a new election of the Optional Automatic Annual Step-Up. The Annual Increase Amount of the Income Base increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount of the Income Base. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount of the Income Base remains at $180,200 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 275% maximum increase limitation). Also, please note:


(1) The 10-year waiting period to annuitize the Contract under the GMIB Max I remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);


(2)   The charge remains at its current level; and


(3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]





(7)   Required Minimum Distributions Examples

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Assume an IRA Contract is issued on September 1, 2014 and the GMIB Max I is selected. Assume that on the first Contract Anniversary (September 1, 2015) the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this Contract is $6,000, and the required minimum distribution amount for 2016 with respect to this Contract is $7, 200. Assume that on both the first Contract Anniversary (September 1, 2015) and the second Contract Anniversary (September 1, 2016) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greatest of:


  (a)        6%; or


  (b)        the required minimum distribution rate (as defined below).



The required minimum distribution rate equals the greater of:


  (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);


  (2a) if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by sum of: (i) the Annual Increase Amount at the beginning of the contract year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


  (2b)  if the Contract Owner enrolls in both the Systematic Withdrawal
        Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


(1)   Withdrawals Through the Automated Required Minimum Distribution Service
      -----------------------------------------------------------------------



If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Contract Owner makes no withdrawals outside the automated required minimum distribution service, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% to $107,200; $107,200 - $6,800 to $100,400.



(Why does the Contract Owner receive $6,800 under the automated required minimum Distribution service in this example? From September through December 2015, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Contract Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


(2)   Withdrawals Outside the Automated Required Minimum Distribution Service
      -----------------------------------------------------------------------

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If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015, and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000), $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.



If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200) = $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


(3)   Withdrawals in Excess at the Required Minimum Distribution Amounts
      ------------------------------------------------------------------



Assume the Contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the Annual Increase Rate will be 6% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $98,315. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $98,315 ($92,750 increased by 6% per year compounded annually).


(4)   No Withdrawals
      --------------



If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the Annual Increase Rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0). If the Contract was issued in New York State, the Annual Increase Amount cannot exceed 275% of total purchase payments, or, if greater, 275% of the Annual Increase Amount as of the most recent Optional Step-Up.



DESCRIPTION OF THE GMIB PLUS III



The GMIB Plus III is no longer available for purchase. The GMIB Plus III is available only for Contract Owners up through age 78 and You can only elect the GMIB Plus III at the time You purchase the Contract. The GMIB Plus III may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary prior to the Contract Owner's 91st birthday.



INCOME BASE



The income base is equal to the greater of (a) or (b) below:


  (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each

                                                       ------------------------

     subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).


  (b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


  (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


  (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



FOR CONTRACTS ISSUED IN NEW YORK STATE, THE ANNUAL INCREASE AMOUNT SHALL NOT EXCEED 350% OF TOTAL PURCHASE PAYMENTS OR, IF GREATER, 350% OF THE ANNUAL INCREASE AMOUNT AS OF THE MOST RECENT OPTIONAL STEP-UP FOR GMIB PLUS III (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 350% of the new, higher Annual Increase Amount, if it is greater than 350% of your Purchase Payments.



ANNUAL INCREASE RATE. As noted above, we calculate an income base under the GMIB that helps determine the minimum amount you receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the income base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to the your 91st birthday, the Annual Increase Rate is the greater of:


(a)        5%; or


(b)        the required minimum distribution rate (as defined below).



Item(b) only applies to IRAs and other Contracts subject to Section 401(a)(9)
           of the Code.



The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year;

------------------------

(2a) if You enroll only in our automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year; or


(2b) if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year.



On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments (See Description of the GMIB Plus III Income
Base).



See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB Plus III" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year divided by sum of:
(i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate and the Annual Increase Rate will be reduced to 5% (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of income payments under the GMIB optional benefit.



During the 30 day period following the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the annual increase rate is 0%.



WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


  (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (including any applicable Withdrawal Charge); or


  (b) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

                                                       ------------------------

As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.



Partial annuitizations are not permitted.



In determining the and GMIB Plus III income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (i.e., bonus payments) are not included.



OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE OPTIONAL BENEFIT CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Plus III optional benefit and the EDB II optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

------------------------

We must receive your request to exercise the Optional Step-Up in writing at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the GMIB Plus III to the 10th Contract Anniversary following the date the Optional Step-Up took effect;


(3) For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (350%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the charge beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
      (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing to our Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



On the date of the step-up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS FOR THE GMIB PLUS III. For a detailed description of the GMIB Plus III investment allocation restrictions see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I."



If You elect the GMIB Plus III, You may not participate in any dollar cost averaging program. However You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus III are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the owner's 91st birthday, You may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there

                                                       ------------------------

are joint owners, the age of the older owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.



By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.



For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account Value in such Investment Division bears to the total Account Value in all Investment Divisions.



IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus III for this feature. The Guaranteed Principal Option feature is not available in Washington State.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The Contract, however, will continue, and if You only elected the GMIB Plus III, the allocation restrictions and any subsequent purchase payment restrictions, described above, will no longer apply. If You elected both the GMIB Plus III and the EDB II, the EDB II investment allocation restrictions and any subsequent purchase payment restrictions described in "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.



EXERCISING THE GMIB PLUS III. If You exercise the GMIB Plus III, You must select to receive income payments under one of the following income types:


(1)   Lifetime Income Annuity with a 5-Year Guarantee Period.
      ------------------------------------------------------


(2)   Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on
      --------------------------------------------------------------
      Federal tax rules, this option is not available for qualified Contracts where the difference in ages of joint Annuitants who are non-spouses is greater than 10 years. (See "Pay-Out Options (or Income Options)".) (For Contracts issued in New York State, this income type is only available if the youngest Annuitant's attained age is 35 or older).



These options are described in the Contract and the GMIB Plus III rider.

------------------------

The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN CURRENT ANNUITY PURCHASE RATES.



If You exercise the GMIB Plus III, your income payments will be the greater of:


     o the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or



     o the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-out Options (or Income Options).")




IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.



If You take a full withdrawal of your Account Value, your Contract is terminated by us due to its small Account Value and inactivity (see "When We Can Cancel Your Contract"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAY OUT RATES. (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK
STATE). As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Plus III purchase rates are enhanced under the following circumstances, if:


  (a)        You take no withdrawals prior to age 62;


  (b) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and


  (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period;



Then the annual income payments under the GMIB Plus III will equal or exceed 5% of the income base (calculated on the date the payments are determined).



For example, if an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus III. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus III, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

                                                       ------------------------

ENHANCED PAY OUT RATES. (FOR NEW YORK STATE ONLY). As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Plus III purchase rates are enhanced under the following circumstances, if:


  (a)        the Contract was issued on or after age 57;


  (b)        You take no withdrawals prior to age 62;


  (c) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and


  (d) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Plus III will equal or exceed 5% of the income base (calculated on the date the payments are determined).



If You choose not to receive income payments as guaranteed under the GMIB Plus III, You may elect any of the pay-out options under the Contract.



If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.



TERMINATING THE GMIB PLUS III. Except as otherwise provided, the GMIB Plus III will terminate upon the earliest of:


  (a) The 30th day following the Contract Anniversary on or following your 90th birthday;


  (b) The date You make a complete withdrawal of your Account Value (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).


  (c) The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Plus III (a pro rata portion of the annual optional benefit charge will be assessed);


  (d) Death of the Contract Owner or joint Contract Owner (unless the spouse -- aged 89 or younger -- is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;


  (e) A change for any reason of the Contract Owner or joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person) subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);


  (f)        The effective date of the Guaranteed Principal Option or;


  (g) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).



If a Contract Owner or joint Contract Owner dies and:


  o the spouse elects to continue the Contract and the GMIB Plus III optional benefit under termination provision (d) above; and

------------------------

  o before the 10-year waiting period to exercise the GMIB Plus III optional benefit has elapsed, the GMIB Plus III optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 90th birthday);


     we will permit the spouse to exercise the GMIB Plus III optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Plus III if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



When the GMIB Plus III terminates, the corresponding GMIB Plus III charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions, described above, will no longer apply. If you elected both the GMIB Plus III and EDB II riders, the EDB II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH THE GMIB PLUS III



For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2



Used with the GMIB Plus III, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the GMIB Plus III income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the or GMIB Plus III.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.



Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

                                                       ------------------------

If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Plus III.



To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.



Note on Graphs and Examples:
----------------------------



The purpose of these examples is to illustrate the operation of the GMIB Plus III optional benefits. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes or tax penalties.


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary.
   ---------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary.
   ----------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an Account Balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of a single $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2)   The Annual Increase Amount

------------------------

     Example
     -------


   Assume the Contract Owner is male, age 55 at issue, and he elects the GMIB Plus III. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Contract Owner's 91st birthday). At the tenth Contract Anniversary, when he is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------


   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the Investment Divisions You selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary on or immediately after the Contract Owner's 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 350% maximum increase limitation). Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at 5% each year adjusted for withdrawals and charges the "Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount of the Income Base will be

                                                       ------------------------

   applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]




(3)   The "Highest Anniversary Value" ("HAV")


     Example
     -------


   Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in any growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is

------------------------

   adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]




(4)   Putting it All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner chooses to exercise the GMIB Plus III at the tenth Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields income payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $611; if the owner were age 75, the income base of $162,889 would yield monthly payments of $717.)


   Assume the owner, a New York resident, chooses to exercise the GMIB Plus III optional benefit at the 26th Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Assume the Account Value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 350% of the total purchase payments, which equals $350,000. Because the Annual Increase Amount ($350,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount

                                                       ------------------------

   ($350,000) is used as the income base. The income base of $350,000 is applied to the GMIB Annuity Table. This yields income payments of $1,918 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 86, the income base of $350,000 would yield monthly payments of $2,258.)


   The above example does not take into account the impact of premium and other taxes. As with other payout types, the amount You receive as an income payment depends on the income type You select, your age, and your sex. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.


   Prior to annuitization, the two calculations (the Annual Increase Amount of the Income Base and the Highest Anniversary Value of the Income Base) work together to protect your future income. Upon annuitization of the Contract, You will receive income payments for life and the Annual Increase Amount, Highest Anniversary Value and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the Contract Anniversary on or following the Contract Owner's 90th birthday, and then only after a 10-year waiting period, and then only within a 30 day period following the Contract Anniversary.

[GRAPHIC APPEARS HERE]




   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract and Contract optional benefit is issued. HOWEVER, IF THEN-CURRENT ANNUITY PURCHASE FACTORS APPLIED TO THE ACCOUNT VALUE WOULD PRODUCE A GREATER AMOUNT OF INCOME, THEN YOU WILL RECEIVE THE GREATER AMOUNT. IN OTHER WORDS, WHEN YOU ANNUITIZE YOUR CONTRACT YOU WILL RECEIVE WHATEVER AMOUNT PRODUCES THE GREATEST INCOME PAYMENT. THEREFORE, IF YOUR ACCOUNT VALUE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

[GRAPHIC APPEARS HERE]




(5)   The Guaranteed Principal Option -- Graph and Example

------------------------

   Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.


     The effect of exercising the Guaranteed Principal Option:


   1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th Contract Anniversary bringing it back up to $100,000.


   2) The GMIB Plus III benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Value; the Contract continues.


   3) The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value (except as described above under "Restrictions on Investment Allocations if the GMIB Plus III Optional Benefit Terminates").

[GRAPHIC APPEARS HERE]





   *Withdrawals reduce the original purchase payment (i.e., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6)   The Optional Step-Up: Optional Automatic Annual Step-up


   Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount of the Income Base for GMIB Plus III increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the Contract under the GMIB Plus III is reset to 10 years from the first Contract Anniversary;


   (3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Plus III optional benefit at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   The Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic

                                                       ------------------------

   Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the Contract under the GMIB Plus III is reset to 10 years from the second Contract Anniversary;


   (3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Plus III optional benefit at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Value would exceed the Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the Contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The charge is reset to the fee we charge new Contract Owners for the same GMIB Plus III optional benefit at the time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume You do not make a new election of the Optional Automatic Annual Step-Up. The Annual Increase Amount of the Income Base increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount of the Income Base. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount of the Income Base remains at $178,500 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 350% maximum increase limitation). Also, please note:


   (1) The 10-year waiting period to annuitize the Contract under the GMIB Plus III remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);


   (2)   The charge remains at its current level; and

------------------------

   (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]




(7)   Required Minimum Distributions Examples



Assume an IRA Contract is issued on September 1, 2014 and the GMIB Plus III is selected. Assume that on the first Contract Anniversary (September 1, 2015) the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this Contract is $6,000, and the required minimum distribution amount for 2016 with respect to this Contract is $7, 200. Assume that on both the first Contract Anniversary (September 1, 2015) and the second Contract Anniversary (September 1, 2016) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greatest of:


   (a)        5%; or


   (b)        the required minimum distribution rate (as defined below).



The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);


   (2a)  if the Contract Owner enrolls only in the Automated Required Minimum
                                       ----
         Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or


   (2b)  if the Contract Owner enrolls in both the Systematic Withdrawal
                                          ----
         Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent repurchase payments received during the Contract Year before the end of the calendar year.

                                                       ------------------------

Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


(1)   Withdrawals Through the Automated Required Minimum Distribution Service
      -----------------------------------------------------------------------



If the Contract Owner enrolls in the automated required minimum distribution service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Contract Owner makes no withdrawals outside the automated required minimum distribution service, on September 1, 2015, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the automated required minimum distribution service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.



(Why does the Contract Owner receive $6,800 under the automated required minimum Distribution service in this example? From September through December 2015, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Contract Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


(2)   Withdrawals Outside the Automated Required Minimum Distribution Service
      -----------------------------------------------------------------------



If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015, and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000), $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.



If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200) = $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


(3)   Withdrawals in Excess at the Required Minimum Distribution Amounts
      ------------------------------------------------------------------



Assume the Contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


(4)   No Withdrawals
      --------------



If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015

------------------------

($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0). If the Contract was issued in New York State, the Annual Increase Amount cannot exceed 350% of total purchase payments, or, if greater, 350% of the Annual Increase Amount as of the most recent Optional Step-Up.



DESCRIPTION OF GMIB PLUS III (AVAILABLE FROM JULY 19, 2010 THROUGH FEBRUARY 25,
   2011)



For Contracts issued with the GMIB Plus III optional benefit in states other than New York from July 19, 2010 through February 25, 2011, the following differences apply:


(1) The GMIB Annuity Table is based upon the Annuity 2000 Mortality Table with a 10-year age set back and an interest rate of 1.5% per year.


(2) The GMIB pay out rates are enhanced to be at least 5.5% of the income base (calculated on the date payments are determined) in the event: (i) You take no withdrawals prior to age 62 and there is an income base remaining; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 62; (iii) the income type is the Lifetime Income Annuity with a 5-Year Guarantee Period.


(3) The GMIB pay out rates are enhanced to be at least 5% of the income base (calculated on the date payments are determined) in the event: (i) You take no withdrawals prior to age 60 and there is an income base remaining; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 60; (iii) the income type is the Lifetime Income Annuity with a 5-Year Guarantee Period.



DESCRIPTION OF GMIB PLUS III (AVAILABLE IN NEW YORK STATE ONLY BEFORE MAY 1,
   2011)



For Contracts issued with the GMIB Plus III optional benefit before May 1, 2011 in New York State, the following differences apply:


(1) The Annual Increase Amount shall not exceed 270% of total purchase payments, or if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up;


(2) The GMIB pay out rates are enhanced to be at least 5% of the income base (calculated on the date payments are determined) in the event: (i) You take no withdrawals prior to age 60 and there is an income base remaining; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 62; (iii) the Contract was issued on or after age 57; and (iv) the income type is the Lifetime Income Annuity with a 5-Year Guarantee Period;


(3) The charge is 0.95% of the guaranteed minimum income base (which may be increased to the current charge we are charging annuity purchasers for the same optional benefit up to a maximum of 1.50% upon the exercise of an Optional Step-Up), and


(4) The GMIB Annuity Table is based on the Annuity 2000 Mortality Table with a 10-year age set back and an interest rate of 1.5% per year.



DESCRIPTION OF GMIB PLUS II



GMIB Plus II may have limited usefulness in connection with a qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and after an Optional Step-Up), the owner is unable to exercise the optional benefit until after the required beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the optional benefit. You should consult your tax adviser prior to electing one of these optional benefits.



In states where approved, the GMIB Plus II was available with Contracts issued on or before July 16, 2010.

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GMIB Plus II is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus II income base and withdrawal adjustments are calculated as described above for GMIB Plus III except that the Annual Increase Rate is 5% per year through the Contract Anniversary prior to the Contract Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the income base or the withdrawal adjustments under the GMIB Plus II.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year.


(3) The GMIB pay out rates are enhanced to be at least (a) 5.5% of the income base (calculated on the date the payments are determined) in the event:
      (i) You take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining: and (iii) the income payment type is the Lifetime Income Annuity with a 5-Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) in the event;
      (i) You take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and (iii) the pay-out option You select is Lifetime Income Annuity with a 5-year Guarantee Period.



For Contracts issued with the GMIB Plus II on or before May 1, 2009, the following additional differences apply:


(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per year;


(2) The GMIB pay out rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event:
      (i) You take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining: and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) You take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period;


(3)   Different investment allocation restrictions apply;


(4) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday and 0% per year thereafter;


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year and if these withdrawals are paid to You (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and


(6) The fixed annuity options are the Lifetime Income Annuity with a 10-Year Guarantee Period (if You choose to start the annuity option after age 79 the year of the guarantee period component of the annuity option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the Lifetime Income Annuity for Two with a 10-Year Guarantee Period. (Based upon Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years).


(7) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the optional benefit charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.

------------------------

For Contracts issued in New York State for which applications and necessary paperwork were received at your Administrative Office on or before May 1, 2009, the following differences apply:


(1) The Annual Increase Rate is 6% per year through the Contract Anniversary prior to the Contract Owner's 91st birthday and 0% thereafter;


(2) The GMIB annuity rates for attained ages 85-90 are the same as those for attained age 84;


(3) The Lifetime Income Annuity for Two income option type is only available if the oldest Annuitant's attained age is 55 or older;


(4) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up; and


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year and if these withdrawals are paid to You (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and


(6) The GMIB Annuity Table is calculated based upon the Annuity Mortality Table with a 7-year age set back with interest of 1.5% per year.


(7) If your income base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the optional benefit charge to 1.15% of the income base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.



Current Restrictions on Subsequent Purchase Payments. Subsequent purchase payments under the GMIB Plus II are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional
Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



DESCRIPTION OF GMIB II



The GMIB II is no longer available for purchase. The GMIB II was available only for Contract Owners up through age 75, and You could have only elected the GMIB II at the time You purchased the Contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.



The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1)   The additional charge for GMIB II is 0.50%


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


     a. the annual increase rate is 5% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter, and


     b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "b" of the "Annual Increase Rate" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.


(3)   There is no Guaranteed Principal Option.

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(4)   There is no Optional Step-Up feature.


(5) There are no limitations to how You may allocate your purchase payments and Account Value among the investment choices.



(6) The following replaces termination provision (a) of the section "Terminating the GMIB Max I" or "Terminating the GMIB Plus III":



     The 30th day following the Contract Anniversary on or following your 85th birthday.



(7) The following replaces termination provision d) of the section "Terminating the GMIB Max I" or "Terminating the GMIB Plus III":

   Death of the Contract Owner or joint Contract Owner unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract, or death of the Annuitant if a non- natural person owns the Contract.


(8)   If a Contract Owner or joint Contract Owner dies and:



     o the spouse elects to continue the Contract and the GMIB under termination provision d) above; and


     o before the 10-year waiting period to exercise the GMIB has elapsed, the GMIB will terminate under termination provision a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(9) The following replaces termination provision (e) of the section "Terminating the GMIB Max I" or "Terminating the GMIB Plus III":


    A change for any reason of the owner or joint owner or the Annuitant if a non-natural person owns the Contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(10) Termination provisions, (f) and (g) of the section "Terminating the GMIB Max I" or "Terminating the GMIB Plus III", do not apply.


(11) The fixed annuity options are the Lifetime Income Annuity with a 10-year Guarantee Period (if You choose to annuitize after age 79, the Guarantee Period is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at age 84 and 85) or the Lifetime Income Annuity for Two with a 10-year Guarantee Period (not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years).


(12)  There are no enhanced payout rates.


(13) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.


(14)  Subsequent purchase payments are not currently restricted under the GMIB
      II.



Guaranteed Withdrawal Benefits


We offer optional guaranteed withdrawal benefits for an additional charge. There are two GWBs, under this Contract:


     o  Lifetime Withdrawal Guarantee II ("LWG II")


     o  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

------------------------


None of the GWBs are available for sale.



Each of the GWBs guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals that You may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, You can take specified annual withdrawals until the entire amount of the purchase payments You made during the time period specified in your benefit has been returned to You. Moreover, if You make your first withdrawal on or after the date You reach age 59 1/2, the LWG II guarantees income for your life (and, for Contracts not issued in New York State, the life of your spouse, if the Joint Life version is elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if You take your first withdrawal when both You and your spouse are at least age 59 1/2), even after the entire amount of purchase payments has been returned. (See "Description of the LWG II" below.)



There may be versions of each optional GWB that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional benefits for the specific provisions applicable to You.



If You purchase a GWB, You must elect one version at the time You purchase the Contract, prior to age 86. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and the GMIB or the EDB in effect at the same time. Once elected, the optional benefit may not be terminated except as stated below.


FACTS ABOUT GWBS



MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Division. The Benefit Base (as described below) under the Enhanced GWB and the Remaining Guaranteed Withdrawal Amount (as described below) under the LWG II cannot be taken as a lump sum. (However, if You cancel a Lifetime Withdrawal Guarantee benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals.The Guaranteed Principal Adjustment feature is not available in Washington State. See "Description of the LWG II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless You take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal Charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount.



If in any Contract Year You take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that You or your Beneficiary will receive from the Contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the LWG). This reduction may be significant and means that return of your purchase payments may be lost. The GWB charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the LWG) until termination of the optional benefit.



For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the LWG), purchase payment credits (i.e., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account Value and death benefits.

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CHARGES. If the LWG is in effect, we will continue to assess the LWG Optional benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.



TAX TREATMENT. The tax treatment of withdrawals under the Enhanced GWB and LWG II is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the LWG) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Account Value (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax adviser prior to purchase.



ENHANCED GWB, LWG AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the LWG.



If You are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the Enhanced GWB.




DESCRIPTION OF THE LWG II (MAY BE KNOWN AS "METLIFE LIFETIME WITHDRAWAL GUARANTEE 2008" IN SALES LITERATURE OR OTHER MATERIALS)



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the LWG II is in effect, we guarantee that You will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If You take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, You take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.




REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount You are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If You take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charge). If, however, You take an Excess Withdrawal, then we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below).

------------------------

Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Contract Owner or oldest Joint Owner (or the Annuitant if the Contract Owner is non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the LWG (see "Additional Information" below).



ANNUAL BENEFIT PAYMENT. For all Contracts except Contracts issued in New York State, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make the first withdrawal during the Contract Year in which You attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make your first withdrawal during the Contract Year in which You attain age 76 or older).


     Annual Benefit Payment (New York State only). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if You make the first withdrawal during the Contract Year in which You attain, or will attain age 76 or older). If You elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (6% withdrawal rate if You make the first withdrawal during a Contract Year in which the younger spouse will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (6% withdrawal rate if You make your first withdrawal during a Contract Year in which the younger spouse will attain age 76 or older).



IT IS IMPORTANT TO NOTE:


  o If You take your first withdrawal before the date You reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life Version, if You take your first withdrawal before the date when both You and your spouse are at least 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even if your Account Value declines to zero due to market performance so long as You do not take Excess Withdrawals, however, You will not be guaranteed income for the rest of your life.


  o  If You take your first withdrawal on or after the date your reach age
     59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life Version is elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if You take your first withdrawal when both You and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount or your Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge, we will pay to You

                                                       ------------------------

     the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year in which the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit payment to You each year for the rest of your life (and your spouse's life, if applicable). Therefore, You will be guaranteed income for life.


  o If You take your first withdrawal during the Contract Year in which You attain age 76 or older, your Annual Benefit payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if You elect the Joint Life Version, if You take your first withdrawal during the Contract Year the younger spouse attains or will attain age 76 or older, your Annual Benefit will be set equal to 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.


  o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


  o At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the LWG II. Annuitization may provide higher income amounts if the current annuity option rates applied to the adjusted Account Value on the date payments begin exceed the payments under the LWG II optional benefit. Also, income payments provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II optional benefit.


  o You have the option of receiving withdrawals under the LWG II feature or receiving payments under an pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, You should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II, your potential need to make additional withdrawals in the future, and the relative values to You of the death benefits available prior to and after annuitization. See "Lifetime Withdrawal Guarantee and Annuitization" below.



MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE APPLICABLE WITHDRAWAL RATE (SEE "ANNUAL BENEFIT PAYMENT" ABOVE FOR HOW THE WITHDRAWAL RATE IS DETERMINED).



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE

------------------------

WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Example B. When Withdrawals Do Exceed the Annual Benefit Payment (LWG II -- Proportionate Reduction).



You can always take Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, You cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.



AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract Owner's 91st birthday (or in New York State, the youngest spouse's 91st birthday, if the Joint Life Version is elected), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that You have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


  o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not You have taken any withdrawals;


  o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if You make your first withdrawal during the Contract Year in which You attain age 76 or older) or, for Contracts issued in New York State, if the Joint Life version of LWG II was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if You make your first withdrawal during the Contract Year in which the younger spouse attains or will attain age 76 or older); and


  o  may reset the LWG II charge to a rate that does not exceed the lower of:
     (a) the maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.



In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current LWG II charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.



Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at our Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after

                                                       ------------------------

we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make purchase payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.




REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled only in the
                                                               ----
automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other withdrawal program. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.



INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG II, there are certain investment allocation restrictions. Please see "Your Investment
Choices -- Investment Allocation Restrictions For Certain Optional Benefits" above.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG II are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional
Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time You purchase the Contract, and the Contract Owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the Contract dies (or when the first joint owner dies), the LWG II will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the Contract under the spousal continuation provisions. This means that if You purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first joint owner died), the withdrawal rate upon continuation of the Contract and the LWG II optional benefit by the spouse will be based on the age of the Contract Owner, oldest joint owner or youngest spouse (if the Joint Life version is elected in New
York) at the time the first withdrawal was taken. In situations in which a trust is both the owner and Beneficiary of the Contract, the Joint Life version of the benefit would not apply.



For Contracts issued in New York State, in order for You and your spouse to receive lifetime income, both You and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II optional benefit in New York State. In addition, the withdrawal rate for the Joint Life Version of LWG II may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State -- (see "Annual Benefit Payment" above).



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative

------------------------

Office. The cancellation will take effect on receipt of your request. If cancelled, the LWG II will terminate, we will no longer deduct the LWG II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits" will no longer apply. The Contract, however, will continue.




If You cancel the LWG II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value (does not apply to Contracts issued in Washington State). The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges), and



(b)        is the Account Value on the date of cancellation.



The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account Value in such Investment Division bears to the total Account Value in all Investment Divisions. The Guaranteed Principal Adjustment will never be less than zero.



Only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for You if You intend to make additional purchase payments after the 120 day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature. The Guaranteed Principal Adjustment feature is not available in Washington State.



TERMINATION OF THE LWG II. The LWG II will terminate upon the earliest of:


(1) The date of a full withdrawal of the Account Value (a pro rata portion of the charge will be assessed; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);


(2) The date the Account Value is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);


(3) The date there are insufficient amounts to deduct the LWG II benefit charge from your Account Value and your Contract is thereby terminated (whatever Account Value is available will be applied to pay the charge and You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met, however You will have no other benefits under the Contract);


(4) Death of the Contract Owner or joint Contract Owner (or the Annuitant if the owner is a non-natural person), except where the Contract is issued under the Joint Life version of the LWG II, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;


(5) Change in Contract Owners or joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death);

                                                       ------------------------

(6) The Contract is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)


(7)   Effective date of the cancellation of this benefit by the Contract Owner;


(8) The date You assign your Contract (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures; or


(9) For Contracts issued in New York State with the Joint Life Version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.



Under our current administrative procedures, we will waive the termination of the LWG II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



Once the optional benefit is terminated, the LWG II charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.



ADDITIONAL INFORMATION. The LWG II may affect the death benefit available under your Contract. If the owner or joint owner should die while the LWG II is in effect, an alternative death benefit amount will be calculated under the LWG II that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if You made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.



Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing.



If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the Contract Owner (or the Annuitant, if the Contract Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

------------------------

We reserve the right to accelerate any payment in a lump sum that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s) of the Code). If You terminate the LWG II because (1) You make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II charge; or (3) the Contract Owner dies, except where the Beneficiary or joint owner is the spouse of the Contract Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.



LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the annuity date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years after issue of your Contract, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Account Value on the annuity date.



If You annuitize at the latest date permitted, You must elect one of the following options:



(1) Annuitize the Account Value under the Contract's pay-out option provisions;


(2) If You took withdrawals before age 59 1/2, and therefore You are not eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero; or



(3) If you are eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until your death (or the later of You and your spousal Beneficiary's death for the Joint Life version). If You (or You and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.



If You do not select a pay-out option or elect to receive payments under the LWG II, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the LWG II.



CHARGES. For the LWG II the current charges are 1.25% of the Total Guaranteed Withdrawal Amount for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the LWG II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.60% for the Single Life version or 1.80% for the Joint Life version.



The charge is deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Annual Step-Up occurring by withdrawing amounts on a pro rata basis from your Fixed Account Value (if available), Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Value.



For Contracts issued in states where approved before July 13, 2009, the following difference applies:

                                                       ------------------------

We increase on each Contract Anniversary the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount until the earlier of : (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



For Contracts issued in New York State for which applications and necessary paperwork were received at your Administrative Office before December 14, 2009, the following difference applies:



If You elect the Single Life Version, we increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount on each Contract Anniversary beginning with the Contract Anniversary following the date You reach age 63, until the earlier of (a) five years or (b) the date of the first withdrawal from the Contract, by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date You reach 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.



If You elect the Joint Version, we increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.



EXAMPLES OF LWG II




The purpose of these examples is to illustrate the operation of the LWG II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties. The LWG II does not guarantee an Account Value or minimum investment return for any Investment Division. The Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.



A. LWG


1. A.When Withdrawals Do Not Exceed the Annual Benefit Payment
   -----------------------------------------------------------

------------------------

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%).



Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.



If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Contract Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the LWG II, if the Contract Owner makes the first withdrawal during the Contract Year in which You attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

[GRAPHIC APPEARS HERE]




B. When Withdrawals Do Exceed the Annual Benefit Payment
   -----------------------------------------------------



LWG II -- Proportionate Reduction



Assume that a Contract had an initial purchase payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal during the Contract Year the Contract Owner attains or will attain age 76 or older, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Year he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

                                                       ------------------------

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% - $87,500 = $4,375.



(Assume instead that You withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


C. LWG -- Automatic Annual Step-Ups (No Withdrawals) (for all states except New
   ----------------------------------------------------------------------------
York)
-----



Assume the Contract Owner, age 67 at issue, elected the LWG II and made an initial purchase payment of $100,000 at the time the Contract was issued. Assume that no withdrawals are taken.



At the first Contract Anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).



At the second Contract Anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).



Assume that on the third through the eighth Contract Anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth Contract Anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the Owner is now age 76 and did not take any withdrawals before the Contract Year in which the owner attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


D. LWG -- Automatic Annual Step-Ups (No Withdrawals) -- For Contracts issued in
   ----------------------------------------------------------------------------
   New York State (Single Life Only)
   ---------------------------------



Assume the Contract Owner, age 67 at issue elected the LWG II and elected the Single Life version and made an initial purchase payment of $100,000 at the time the Contract was issued. Assume that no withdrawals are taken.

------------------------

At the first Contract Anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).



At the second Contract Anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).



Assume that on the third through the eighth Contract Anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth Contract Anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the Contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which the owner attained age 76, the Automatic Annual Step-Up will also reset the Withdrawal Rate from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


II. For Contracts issued in states where approved before July 13, 2009:
    -------------------------------------------------------------------


A. LWG -- Compounding Income Amount (for all states except New York)
   -----------------------------------------------------------------



Assume that a Contract with LWG II had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



If the second withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 - 5%).



If the second withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 - 107.25%), and the Annual Benefit Payment would increase to $5,363 ($107,250 - 5%).



If the second withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 - 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 - 5%).

                                                       ------------------------

If the second withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 - 5%).

[GRAPHIC APPEARS HERE]




B. LWG -- Automatic Annual Step-Ups and 7.25% Compounding Amount (No
   -----------------------------------------------------------------
   Withdrawals)(for Contracts issued states where approved before July 13,
   -----------------------------------------------------------------------
   2009)
   -----



Assume that a Contract with LWG II had an initial purchase payment of $100,000. Assume that no withdrawals are taken.



At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 - 5%).



At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 - 5%).



Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract years the Account Value does not exceed

------------------------

the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 - 5%).



At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 - 5%).

[GRAPHIC APPEARS HERE]




III. For Contracts Issued in New York State before December 14, 2009:



A.LWG -- Compounding Income Amount
  --------------------------------



Assume that a Contract Owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 - 5%).



If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 - 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 - 5%).



If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 - 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 - 5%).

                                                       ------------------------

If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 - 5%).

[GRAPHIC APPEARS HERE]





B. For Contracts Issued in New York State before December 14, 2009:
   ----------------------------------------------------------------
   LWG -- Automatic Annual Step-Ups and 6% Compounding Income Amount (No
   ---------------------------------------------------------------------
   Withdrawals)
   ------------



Assume that a Contract Owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.




At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 - 5%).



At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 - 5%).



Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 - 5%).

------------------------

At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 - 5%).



DESCRIPTION OF ENHANCED GWB (MAY BE KNOWN AS THE "GUARANTEED WITHDRAWAL BENEFIT" IN SALES LITERATURE OR OTHER MATERIALS)



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that You are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus a credit to the Benefit Base equal to 5% of your initial purchase payment ("the GWB Bonus"). At any subsequent point in time, the Benefit Base is the remaining amount of money that You are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, You are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:


  o  Your initial purchase payment, increased by the 5% GWB Bonus;


  o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus;


  o Reduced dollar for dollar by withdrawals, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an income option (currently, You may not apply amounts less than your entire Account Value to an annuity option); and


  o If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.



ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base You may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to You through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have taken an Excess Withdrawal. You should not take Excess Withdrawals. If You do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if

                                                       ------------------------

the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the reduction for the withdrawal (including any applicable Withdrawal Charge) multiplied by the GWB withdrawal rate. Because the Enhanced GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits You will receive.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if You choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and You withdraw only 4% one year, You cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



All withdrawals are subject to applicable early Withdrawal Charges and taxes.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.



GUARANTEED WITHDRAWAL AMOUNT. We assess the Enhanced GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person) You may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.



An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB withdrawal rate (7%); and


o Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.

------------------------

You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person).



We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require You to submit your request in writing) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.



If You elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.



In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB optional benefit charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If You discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Resets, the Enhanced GWB optional benefit (and the optional benefit charge) will continue, and You may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)



It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Account Value is smaller than the Guaranteed Withdrawal Amount.) If You elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, You would lock in a higher Benefit Base which would increase the total amount You are guaranteed to receive through withdrawals under the Enhanced GWB optional benefit, and extend the period of time over which You could make those withdrawals. However, You would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if You are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, You should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.



Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB optional benefit charge. If the current charge in effect at the time of the reset is higher than the charge You are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 8% of purchase payments taken in the first seven years following receipt of the applicable purchase payment.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal tax penalty may apply.

                                                       ------------------------

CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require You to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If You cancel the Enhanced GWB, You may not re-elect it. Upon cancellation, the Enhanced GWB charge will no longer apply. The Contract, however, will continue.



TERMINATION OF THE ENHANCED GWB. The Enhanced GWB will terminate upon the earliest of:


(1) the date You make a full withdrawal of your Account Value (a pro rata portion of the charge will apply) (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met.);


(2) the date You apply all of your Account Value to a pay-out option (a pro rata portion of the charge will apply);


(3) the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB benefit charge) (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met.);


(4) the date we receive due proof of the owner's death and a Beneficiary claim form, except where the Beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and
      (b) we will not terminate the benefit until we receive both due proof of the owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;


(5)   the effective date of cancellation of the optional benefit;


(6) a change of the Contract Owner or joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Contract Owner or Joint Contract Owner or Annuitant, if a non-natural person owns the Contract) (a pro rata portion of the charge will apply); or


(7) the termination of the Contract (a pro rata portion of the charge will apply).



ADDITIONAL INFORMATION. If You take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because You do not have a sufficient Account Value to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the Annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Code. If You or the joint owner (or the Annuitant if the owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.

------------------------

If the owner or joint owner (or the Annuitant if the owner is a non-natural person) should die while the Enhanced GWB is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.




If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the owner (or the Annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s) of the Code). If You terminate the Enhanced GWB because (1) You make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or joint owner (or the Annuitant, if the owner is a non-natural person) dies, except where the Beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Enhanced GWB are restricted as described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II."



THE ENHANCED GWB AND ANNUITIZATION. Since the annuity date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years after issue of your Contract, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. If You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account Value under the Contract's pay-out option provisions; or


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.



If You do not select a pay-out option or elect to receive payments under the Enhanced GWB, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee Period income payment type. However, if we do, we will adjust your annuity income payment or the pay-out option, if necessary, so your aggregate annuity income payments will not be less than what You would have received under the Enhanced GWB.

                                                       ------------------------

CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Account Value in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Value in the Separate Account. (The Fixed Account is not available in the C Class Contracts or a Contract issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and B Plus Class Contracts.)



EXAMPLES



The purpose of these examples is to illustrate the operation of the Enhanced GWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties.


A. How Withdrawals Affect the Benefit Base
   ---------------------------------------


1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 - 5%). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit
   --------------------------------------------------------------------------
Payment
-------



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% - $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


C. How Withdrawals Affect the Annual Benefit Payment
   -------------------------------------------------


1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit

------------------------

   Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed
   ----------------------------------------------------------------------
Withdrawal Amount
-----------------



An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% - $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


E. Putting It All Together
   -----------------------


1. When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If You withdrew $7,350 at this time, your

                                                       ------------------------

Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]




2. When Withdrawals Do Exceed the Annual Benefit Payment
   -----------------------------------------------------



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If You withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal =

------------------------

$40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% - $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]




F. Annual Benefit Payment Continuing When Account Value Reaches Zero
   -----------------------------------------------------------------



An initial purchase payment is made of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 - 7%).



Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to You (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

                                                       ------------------------

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

[GRAPHIC APPEARS HERE]




G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may
   ----------------------------------------------------------------------------
be elected prior to age 86)
---------------------------



Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



The Account Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% - $148,350 = $10,385.



The Account Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7%
- $179,859 = $12,590.



The Account Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% - $282,582=
$19,781.

------------------------

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]




H. How an Optional Reset May Increase the Benefit Base While Decreasing the
   ------------------------------------------------------------------------
   Guaranteed Withdrawal Amount and Annual Benefit Payment
   -------------------------------------------------------



Assume that a Contract had an initial purchase payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 - 7%). (If You elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)



Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money You are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which You will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the benefit charge is calculated. If the benefit charge rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual benefit charge.

                                                       ------------------------

Pay-Out Options (or Income Options)



Y ou may convert your Contract into a regular stream of income after your
  "pay-in" or "accumulation" phase.    The pay-out phase is often referred to as
either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. See "Federal Tax Considerations" for a discussion of partial annuitization. You are required to hold your Contract for at least 30 days (one year for the Class B Plus
Contract) from the date we issue the Contract before You annuitize. When You purchase the Contract, the annuity date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your Contract was issued. You can change or extend the annuity date at any time before the annuity date with 30 days prior notice to us (subject to restrictions that may apply in your state, and our current established administrative procedures). Although guaranteed annuity purchase rates for the B Plus Class are the same as those for the other classes of the Contract, current annuity purchase rates for the B Plus Class may be lower than the other classes of the Contract. You must convert at least $5,000 of your Account Value to receive income payments. Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit You have selected. Additionally, if You have selected a living benefit, such as a GMIB or a GWB, annuitizing your Contract terminates the optional benefit, including any death benefit provided by the optional benefit and any Guaranteed Principal Option
(or the Guaranteed Principal Adjustment for GMIB Max I, GMIB Plus III or GMIB Plus II or LWG, respectively) that may also be provided by the optional benefit.



When considering a pay-out option, You should think about whether You want:


- Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and


- A fixed dollar payment or a variable payment.



Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.



You may choose the frequency of your income payments (choosing less frequent payments will result in each income payment being larger). For example, You may receive your payments on a monthly, quarterly, semiannual or annual basis.



Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted), of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.



If You do not tell us otherwise, your Fixed Account Value and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out option.

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We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Contract provide for greater payments than those guaranteed in your Contract, the greater payment will be made.



Income Payment Types



C urrently, we provide You with a wide variety of income payment types to suit
a range of personal preferences.    You decide the income pay-out type when You
decide to take a pay-out option. Your decision is irrevocable.



There are three people who are involved in payments under your pay-out option:


- Contract Owner: the person or entity which has all rights including the right to direct who receives payment.


- Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.


- Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the Contract Owner dies.



Many times, the Contract Owner and the Annuitant are the same person.



When deciding how to receive income, consider:


- The amount of income You need;


- The amount You expect to receive from other sources;


- The growth potential of other investments; and


- How long You would like your income to be guaranteed.



The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income Annuity for Two income types and/or may also prohibit payments for as long as the owner's life in certain circumstances.



LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.



LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.



LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both Annuitants are no longer living.

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LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.



Allocation



You decide how your money is allocated among the Fixed Income Option and the Investment Divisions.


Minimum Size of Your Income Payment



Y our initial income payment must be at least $100. This means that the amount
used from a Contract to    provide a pay-out option must be large enough to
produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.



The Value of Your Income Payments


Amount of Income Payments


Variable Income Payments from an Investment Division will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.



The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.



The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.



Each Contract provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Contract of the same class, the owner will be given the benefit of the higher rates.



Annuity Units


Annuity units are credited to You when You first convert your Contract into an income stream or make a reallocation of your income payment into an Investment Division during the pay-out phase. Before we determine the number of annuity units to credit to You, we reduce your Account Value by any premium taxes and the Annual

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Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an Investment Division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that Investment Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Contract into an income stream. When You reallocate an income payment from an Investment Division, annuity units supporting that portion of your income payment in that Investment Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Investment Divisions You select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Investment Divisions.



The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Contract to an income stream, then the amount of that payment will be determined on the date You convert your Contract to a pay-out option.



Valuation


This is how we calculate the Annuity Unit Value for each Investment Division:


- First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;


- Next, we subtract the daily equivalent of the Standard Death Benefit Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.


- Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and


- Finally, we multiply the previous Annuity Unit Value by this result.



Reallocation Privilege



D uring the pay-out phase of the Contract, You may make reallocations among
Investment Divisions or from the    Investment Divisions to the Fixed Income
Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the Investment Division. Once You reallocate your income payment into the Fixed Income Option, You may not later reallocate it into an Investment Division. There is no Withdrawal Charge to make a reallocation.

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For us to process a reallocation, You must tell us:


- The percentage of the income payment to be reallocated;


- The Investment Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and


- The Investment Divisions from which You want to reallocate your income payment.



We may require that You use our original forms to make reallocations.



Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.



When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.


o First, we update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;


o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;


o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;


o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.



When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.



You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.



Here are examples of the effect of a reallocation on the income payment:


o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)


o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)

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Please see the "Transfer Privilege" section regarding our transfer restriction policies and procedures.



Charges



Y ou pay the Standard Death Benefit Separate Account charge for your Contract
class during the pay-out phase    of the Contract except that the Separate
Account charge during the pay-out phase for the B Plus Class is 1.25% (1.50% for amounts allocated to the American Funds Growth-Income or American Funds Global Small Capitalization funds). In addition, You pay the applicable investment-related charge during the pay-out phase of your Contract. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

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GENERAL INFORMATION


Administration

All transactions will be processed in the manner described below.



Purchase Payments


Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to the appropriate address below.



(We reserve the right to receive purchase payments by other means acceptable to us.)



REGULAR MAIL                 EXPRESS MAIL
---------------------------- --------------------------------
MetLife Preference Premier   MetLife Preference Premier
PO Box 10342                 4700 Westown Parkway, Suite 200
Des Moines, IA 50306-0342    West Des Moines, IA 50266


We also permit purchase payments to be made directly from your personal checking account. We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.



We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.



Purchase payments (including any portion of your Account Value under a Contract which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:


- On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or


- After the close of the Exchange.



In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.



We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five

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business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.



Confirming Transactions


You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.



Processing Transactions


We permit You to request transactions by mail, telephone and Internet. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.



If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract Owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



By Telephone or Internet


You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


- Account Value


- Unit Values


- Current rates for the Fixed Account


- Transfers


- Changes to investment strategies


- Changes in the allocation of future purchase payments.



Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to your Administrative Office.

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We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.




Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:


- any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or


- any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.



Telephone and Computer Systems


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to Administrative Office.



After Your Death


If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program and other dollar cost averaging programs, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the owner of the Contract and continue the Contract. We permit the Beneficiary of a Traditional IRA Contract to hold the Contract in your name for his/her benefit. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint Annuitant.



Abandoned Property Requirements


Every state has unclaimed property laws that generally declare non-ERISA ("Employee Retirement Income Security Act") annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However,

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the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7722 to make such changes.



Misstatement


We may require proof of age or sex (where permitted) of the owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the owner's, Annuitant's or Beneficiary's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).



Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.



Third Party Requests


Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



Valuation -- Suspension of Payments


We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Investment Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.



When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/ reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Contract, we base the number of annuity units You receive on the next available Annuity Unit Value.



We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:



- rules of the SEC so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or


- during any other period when the SEC by order so permits.




Cybersecurity Risks



O ur variable annuity contract business is largely conducted through digital
communications and data storage    networks and systems operated by us and our
service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

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We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



Advertising Performance



W e periodically advertise the performance of the Investment Divisions. You may
get performance     information from a variety of sources including your
quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.



We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.



YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.



CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Standard Death Benefit), the additional Separate Account charge for the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges and the charge for the EDB, the Earnings Preservation Benefit, GMIBs or the GWBs. Withdrawal Charges would reduce performance experience.



AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee and applicable Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract. These figures also assume a steady annual rate of return. They assume that combination of optional benefits that would produce the greatest total Separate Account charge.



Performance figures will vary among the various classes of the Contracts and the Investment Divisions as a result of different Separate Account charges and Withdrawal Charges.

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We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charges for the EDB, the Earnings Preservation Benefit, GMIBs or the GWBs. This percentage return assumes that there have been no withdrawals or other unrelated transactions.



For purposes of presentation of Non-Standard Performance, we may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date.



We may also present average annual total return calculations which reflect all Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.



Past performance is no guarantee of future results.



We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.



We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.



We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.



We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

                                                       ------------------------

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.



We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.



Any illustration should not be relied on as a guarantee of future results.



Changes to Your Contract



W e have the right to make certain changes to your Contract, but only as
permitted by law. We make changes     when we think they would best serve the
interest of annuity Contract Owners or would be appropriate in carrying out the purposes of the Contract. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


- To operate the Separate Account in any form permitted by law.


- To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.


- To transfer any assets in an Investment Division to another Investment Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Investment Divisions in the Separate Account.


- To substitute for the Portfolio shares in any Investment Division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.


- To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions.



If any changes result in a material change in the underlying investments of an Investment Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Investment Divisions. For Contracts issued in Pennsylvania, we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



Voting Rights



B ased on our current view of applicable law, You have voting interests under your Contract concerning Metropolitan Fund, Met Investors Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

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We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Investment Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.



You are entitled to give instructions regarding the votes attributable to your Contract in your sole discretion.



There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


- The shares for which voting instructions are received, and


- The shares that are voted in proportion to such voting instructions.



However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.



Who Sells the Contracts



MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Contracts.



MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



The Contracts are sold through MetLife licensed sales representatives who are associated with our affiliated broker-dealer MetLife Securities, Inc. ("MSI"), which is paid compensation for the promotion and sale of the Contracts. MSI is registered with the SEC as a broker-dealer under the Exchange Act and is a member of FINRA. The Contracts may also be sold through other registered broker-dealers. The Contracts may also be sold through the mail, the Internet or by telephone.




On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company ("MassMutual") announced they have entered into a definitive agreement for the acquisition by MassMutual of MSI. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with Metropolitan Life Insurance Company.

                                                       ------------------------

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Contracts. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.



Our sales representatives receive cash payments for the products they sell and service based upon a `gross dealer concession' model. With respect to the Contracts, the maximum gross dealer concession ranges from 1.00% to 7.15% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.



A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.



Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.



Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.



MLIDC also pays compensation for the sale of the Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Contracts is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Contracts are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. We and our affiliates may also

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provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.




Financial Statements


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



When We Can Cancel Your Contract


We may cancel your Contract only if we do not receive any purchase payments from You for 24 consecutive months (36 consecutive months in New York State) and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Value. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA or Roth IRA Contract. We will not terminate the Contract if it includes an LWG. In addition, we will not terminate any Contract that includes the Enhanced GWB or a GMIB or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the optional benefit, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision, under Contracts issued in New York.

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FEDERAL TAX CONSIDERATIONS


Introduction



T he following information on taxes is a general discussion of the subject. It
is not intended as tax advice. Code   and the provisions of the Code that
govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.




We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.



To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



Non-Qualified Annuity Contracts



This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.




Accumulation



Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for the exclusion benefit of a natural person.




In contrast, a Contract owned by other than a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural owner and any annual increase in the Account Value will be subject to current income taxation.

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Surrenders or Withdrawals -- Early Distribution



If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.




The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless it was made:


  (a)        on account of your death or disability,


  (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary, or


  (c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.



Amounts received as a partial withdrawal may be fully includable in taxable income to the extent of gain in the Contract.



If your Contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.



Treatment of Separate Account Charges


It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.



Guaranteed Withdrawal Benefits


If You have purchased the Enhanced GWB or LWG, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to Withdrawal Charges). This could result in a greater

                                                       ------------------------

amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)



MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



Aggregation


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).



Exchanges/Transfers


The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



A transfer of ownership of the Contract, or the designation of an annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.



Death Benefits


The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).

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After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.



If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.



If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner.



For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.



Investor Control


In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.



Taxation of Payments in Annuity Form



Payments received from the Contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater -- or less -- than the taxable amount determined by us and reported by us to You and the IRS.




Once You have recovered the investment in the Contract, further annuity payments are fully taxable.



If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

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The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.



Once annuity payments have commenced, You may not be able to transfer withdrawals to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.



If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.



3.8% Tax on Net Investment Income


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


  (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


  (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.



Puerto Rico Tax Considerations


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.



Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.

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Qualified Annuity Contracts



Introduction


T he Contract may be purchased through certain types of retirement plans that
receive favorable treatment   under the Code ("tax qualified plans").
Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.



We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.



All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.




A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.




Accumulation


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.



Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

                                                       ------------------------

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



Taxation of Annuity Distributions


If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).



Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.



If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.



With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.



Guaranteed Withdrawal Benefits


If You have purchased the GWB , where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



Withdrawals Prior to Age 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.



These exceptions include withdrawals made:

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(a)        on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.



If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.



A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).



In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



Rollovers


Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).



Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


     (a) minimum distribution requirements,


     (b) financial hardship, or


     (c) for a period of ten or more years or for life.



20% Withholding on Eligible Rollover Distributions


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified

                                                       ------------------------

plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



Death Benefits


The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).



If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.



If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).



Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.



Alternatively, your spouse may elect to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA.



If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.



Required Minimum Distributions


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:


     (a) the calendar year in which You reach age 70 1/2, or


     (b) the calendar year You retire, provided You do not own more than 5% of your employer.



For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.




A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

------------------------

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.



The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.



If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.



Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.



Additional Information regarding IRAs


Purchase Payments


T raditional IRA purchase payments (except for permissible rollovers and direct
  transfers) are generally not   permitted after You attain age 70 1/2. Except
for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

                                                       ------------------------

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.



Withdrawals


If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.



Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.



Conversion



Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.




A Roth IRA Contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.



Distinction for Puerto Rico Code


Rollover



D eferral of the recognition of income continues upon the receipt of a
distribution by a participant from a    qualified plan, if the distribution is
contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA Considerations


In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a

------------------------

plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors



Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                                                       ------------------------

LEGAL PROCEEDINGS


I n the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

------------------------

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PRINCIPAL UNDERWRITER



CUSTODIAN



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT



EXPERIENCE FACTOR



VARIABLE INCOME PAYMENTS

     Assumed Investment Return


     Amount of Income Payments


     Annuity Unit Value


     Reallocation Privilege


     Calculating the Annuity Unit Value


     Determining the Variable Income Payment



ADVERTISEMENT OF THE SEPARATE ACCOUNT



VOTING RIGHTS

     Disregarding Voting Rights



TAXES

     Non-Qualified Annuity Contracts


     Qualified Annuity Contracts


     Types of Qualified Plans


     ERISA


     Federal Estate Taxes


     Generation-Skipping Transfer Tax


     Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations



WITHDRAWALS



ACCUMULATION UNIT VALUES TABLES



FINANCIAL STATEMENTS OF SEPARATE ACCOUNT



FINANCIAL STATEMENTS OF METLIFE

                                                       ------------------------

Appendix A


Premium Tax Table


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.



                                  Non-Qualified     Qualified
                                    Annuities      Annuities
                                ----------------  -----------
  California(1)................  2.35%             0.50%
  Florida(2)...................  1.00%             1.00%
  Maine(3).....................  2.00%             0.00%
  Nevada(4)....................  3.50%             0.00%
  Puerto Rico(5)...............  1.00%             1.00%
  South Dakota(6)..............  1.25%             0.00%
  West Virginia................  1.00%             1.00%
  Wyoming(4)...................  1.00%             0.00%


      1 California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).


      2 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.


      3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.



      4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.



      5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account values, withdrawals, death benefits or income payments.


      6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

------------------------

Appendix B


Accumulation Unit Values For Each Investment Division



These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Contract for each Investment Division from year end to year end. Lower charges for the GMIB Plus II, EDB I and LWG II were in effect prior to May 4, 2009. These lower charges are not reflected in the tables below. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Contract mix that bears the total highest charge, and the second table shows the Contract mix that bears the total lowest charge. The mix with the total highest charge has these features:
Bonus Class, the optional Annual Step-Up Death Benefit and the optional Earnings Preservation Benefit. Charges for the optional EDB, the optional GMIBs and the optional GWBs are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the optional EDB Max I in lieu of the optional Annual Step-Up Benefit and the optional GMIB Max I will result in a higher overall charge. The mix with the total lowest charge has these features: R Class and no optional benefit. All other possible mixes for each Investment Division within the Contract appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.




                                       1.15 SEPARATE ACCOUNT CHARGE
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

AB Global Dynamic Allocation Investment Division
  (Class B) (formerly AllianceBernstein Global
  Dynamic
 Allocation Investment Division (Class B))         2011         9.99           9.75         18,716,136.30
   (5/2/2011).....................................
                                                   2012         9.75          10.61         40,378,382.48
                                                   2013        10.61          11.66         48,944,933.33
                                                   2014        11.66          12.37         47,721,353.41
                                                   2015        12.37          12.30         47,048,302.44
Allianz Global Investors Dynamic Multi-Asset Plus  2014         0.99           1.04          3,018,524.35
  investment Division (Class B) (4/28/2014).......
                                                   2015         1.04           1.02         17,931,166.22
American Funds(R) Balanced Allocation Investment   2009         6.35           8.97          4,654,191.42
  Division (Class C)..............................
                                                   2010         8.97           9.95         13,165,015.38
                                                   2011         9.95           9.63         17,327,596.33
                                                   2012         9.63          10.81         17,211,574.51
                                                   2013        10.81          12.66         17,115,125.46
                                                   2014        12.66          13.28         16,657,213.31
                                                   2015        13.28          13.03         16,659,580.97
American Funds(R) Growth Allocation Investment     2009         5.60           8.44          2,633,095.50
  Division (Class C)..............................
                                                   2010         8.44           9.47          3,213,959.15
                                                   2011         9.47           8.91          3,246,936.34
                                                   2012         8.91          10.24          3,279,426.77
                                                   2013        10.24          12.66          3,445,369.19
                                                   2014        12.66          13.32          3,423,749.77
                                                   2015        13.32          13.06          3,330,626.36

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

American Funds(R) Growth Investment Division       2009         5.03           7.92         2,527,212.88
  (Class C).......................................
                                                   2010         7.92           9.26         6,403,715.45
                                                   2011         9.26           8.73         8,879,349.57
                                                   2012         8.73          10.14         8,758,362.14
                                                   2013        10.14          13.01         7,914,399.72
                                                   2014        13.01          13.91         7,369,532.82
                                                   2015        13.91          14.65         6,686,962.54
American Funds(R) Moderate Allocation Investment   2009         7.15           9.39         4,857,953.05
  Division (Class C)..............................
                                                   2010         9.39          10.20        12,655,752.66
                                                   2011        10.20          10.10        16,278,678.46
                                                   2012        10.10          11.07        15,969,421.99
                                                   2013        11.07          12.42        15,214,590.76
                                                   2014        12.42          13.03        14,694,724.71
                                                   2015        13.03          12.79        14,107,758.86
AQR Global Risk Balanced Investment Division       2011        10.34          10.62        22,537,406.42
  (Class B) (5/2/2011)............................
                                                   2012        10.62          11.61        55,835,472.85
                                                   2013        11.61          11.08        55,920,324.20
                                                   2014        11.08          11.39        49,667,248.31
                                                   2015        11.39          10.19        44,408,937.62
Baillie Gifford International Stock Investment     2009         9.10          13.48           179,958.38
  Division (Class B)..............................
                                                   2010        13.48          14.24           362,906.22
                                                   2011        14.24          11.24           528,565.85
                                                   2012        11.24          13.27           528,005.73
                                                   2013        13.27          15.10           466,984.50
                                                   2014        15.10          14.43           493,795.24
                                                   2015        14.43          13.96           476,695.26
Barclays Aggregate Bond Index Investment Division  2009        14.64          15.31         1,769,204.84
  (Class B).......................................
                                                   2010        15.31          16.00         4,669,050.68
                                                   2011        16.00          16.97         5,938,826.89
                                                   2012        16.97          17.38         6,399,021.37
                                                   2013        17.38          16.75         7,233,346.84
                                                   2014        16.75          17.46         7,571,768.73
                                                   2015        17.46          17.28         7,630,252.34
BlackRock Bond Income Investment Division (Class   2009        48.53          52.99           104,843.52
  B)..............................................
                                                   2010        52.99          56.61           416,180.39
                                                   2011        56.61          59.49           584,337.99
                                                   2012        59.49          63.09           654,819.42
                                                   2013        63.09          61.74           700,740.31
                                                   2014        61.74          65.19           819,284.22
                                                   2015        65.19          64.67           837,129.27

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

BlackRock Capital Appreciation Investment          2009         18.63          27.93          139,619.47
  Division (Class B)..............................
                                                   2010         27.93          32.99          392,079.66
                                                   2011         32.99          29.63          702,015.42
                                                   2012         29.63          33.41          705,716.79
                                                   2013         33.41          44.22          608,725.00
                                                   2014         44.22          47.49          542,859.78
                                                   2015         47.49          49.77          487,281.67
BlackRock Global Tactical Strategies Investment    2011          9.99           9.58       29,055,249.94
  Division (Class B) (5/2/2011)...................
                                                   2012          9.58          10.34       57,152,291.83
                                                   2013         10.34          11.27       63,509,038.38
                                                   2014         11.27          11.80       61,651,076.56
                                                   2015         11.80          11.65       60,576,984.86
BlackRock Large Cap Value Investment Division      2009          7.71          10.47          434,198.51
  (Class B).......................................
                                                   2010         10.47          11.28        1,065,040.95
                                                   2011         11.28          11.38        1,626,358.14
                                                   2012         11.38          12.82        1,677,535.30
                                                   2013         12.82          16.69        1,547,442.34
                                                   2014         16.69          18.10        1,552,710.50
                                                   2015         18.10          16.79        1,517,762.92
BlackRock Money Market Investment Division (Class  2009         25.34          25.12            5,109.43
  B)..............................................
                                                   2010         25.12          24.83           30,670.74
                                                   2011         24.83          24.55           71,338.50
                                                   2012         24.55          24.27           76,167.88
                                                   2013         24.27          23.99           85,274.79
                                                   2014         23.99          23.72           50,999.79
                                                   2015         23.72          23.44           64,138.94
Clarion Global Real Estate Investment Division     2009          6.78          12.63          199,310.66
  (Class B).......................................
                                                   2010         12.63          14.50          534,447.99
                                                   2011         14.50          13.53          812,958.23
                                                   2012         13.53          16.85          840,752.55
                                                   2013         16.85          17.25          914,368.22
                                                   2014         17.25          19.32          933,153.52
                                                   2015         19.32          18.83          910,186.75
ClearBridge Aggressive Growth Investment Division  2009          4.36           6.32           51,513.67
  (Class B).......................................
                                                   2010          6.32           7.74          302,245.24
                                                   2011          7.74           7.90        1,218,407.70
                                                   2012          7.90           9.26        1,293,947.09
                                                   2013          9.26          13.33        1,802,316.10
                                                   2014         13.33          15.66        5,806,780.93
                                                   2015         15.66          14.86        5,705,292.18

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly ClearBridge Aggressive Growth
  II
 Investment Division (Class B))................... 2009        100.31         154.51            96,556.20
                                                   2010        154.51         167.09           240,871.66
                                                   2011        167.09         152.72           293,839.16
                                                   2012        152.72         184.96           281,888.96
                                                   2013        184.96         235.48           248,702.49
                                                   2014        235.48         245.40                 0.00
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge
 Aggressive Growth Investment Division (Class B)
   and before that Legg Mason Value Equity
   Investment
 Division (Class B) and before that MFS(R)         2009          3.78           6.37            93,309.13
   Investors Trust Investment Division (Class B))
   (Class B)......................................
                                                   2010          6.37           6.76           251,604.89
                                                   2011          6.76           7.19                 0.00
Frontier Mid Cap Growth Investment Division        2009         25.54          41.80            77,402.72
  (Class B).......................................
                                                   2010         41.80          47.52           193,655.03
                                                   2011         47.52          45.45           256,422.42
                                                   2012         45.45          49.74           258,786.24
                                                   2013         49.74          65.12           221,409.88
                                                   2014         65.12          71.37           207,119.71
                                                   2015         71.37          72.40           188,962.26
Harris Oakmark International Investment Division   2009          9.19          17.73           478,215.20
  (Class B).......................................
                                                   2010         17.73          20.41         1,569,833.30
                                                   2011         20.41          17.30         2,644,486.87
                                                   2012         17.30          22.10         2,555,240.97
                                                   2013         22.10          28.52         2,414,785.11
                                                   2014         28.52          26.56         2,603,624.35
                                                   2015         26.56          25.07         2,599,548.05
Invesco Balanced-Risk Allocation Investment        2012          1.01           1.04        72,210,858.82
  Division (Class B) (4/30/2012)..................
                                                   2013          1.04           1.05       123,614,083.37
                                                   2014          1.05           1.10       122,831,586.66
                                                   2015          1.10           1.04       127,388,151.90
Invesco Mid Cap Value Investment Division (Class   2009         11.57          20.68           194,302.75
  B)..............................................
                                                   2010         20.68          25.77           614,589.69
                                                   2011         25.77          23.78           877,025.26
                                                   2012         23.78          26.32                 0.00
Invesco Mid Cap Value Investment Division (Class   2012         26.19          26.97           842,850.89
  B)..............................................
                                                   2013         26.97          34.74           723,476.85
                                                   2014         34.74          37.65           664,775.80
                                                   2015         37.65          33.88           657,559.90

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

Invesco Small Cap Growth Investment Division       2009         8.50           13.04            61,617.86
  (Class B).......................................
                                                   2010        13.04           16.27            91,751.53
                                                   2011        16.27           15.91           128,334.65
                                                   2012        15.91           18.60           142,739.51
                                                   2013        18.60           25.77           149,954.23
                                                   2014        25.77           27.49           153,361.74
                                                   2015        27.49           26.71           148,484.30
Jennison Growth Investment Division (Class B)..... 2009         7.77           11.43           161,983.58
                                                   2010        11.43           12.58           500,921.27
                                                   2011        12.58           12.46           764,641.21
                                                   2012        12.46           14.24         1,431,450.15
                                                   2013        14.24           19.25         1,317,470.48
                                                   2014        19.25           20.69         1,255,596.88
                                                   2015        20.69           22.61         1,196,686.42
Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation
  Investment
 Division (Class B)).............................. 2009         5.06            7.97           179,154.60
                                                   2010         7.97            8.62           538,904.41
                                                   2011         8.62            8.40           701,769.74
                                                   2012         8.40            9.46                 0.00
JPMorgan Core Bond Investment Division (Class B)   2013        11.37           10.83         2,216,738.28
  (4/29/2013).....................................
                                                   2014        10.83           11.26         2,176,265.44
                                                   2015        11.26           11.18         2,147,577.02
JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment
  Division
 (Class C))....................................... 2009         8.90            9.93           472,039.59
                                                   2010         9.93           10.42         1,460,722.97
                                                   2011        10.42           10.90         1,817,300.15
                                                   2012        10.90           11.30         1,988,219.10
                                                   2013        11.30           11.27                 0.00
JPMorgan Global Active Allocation Investment       2012         1.01            1.05        51,981,892.96
  Division (Class B) (4/30/2012)..................
                                                   2013         1.05            1.15       164,056,074.15
                                                   2014         1.15            1.22       191,336,506.58
                                                   2015         1.22            1.21       215,897,009.63
JPMorgan Small Cap Value Investment Division       2009         7.87           12.64            64,726.32
  (Class B).......................................
                                                   2010        12.64           14.90           180,898.77
                                                   2011        14.90           13.21           316,902.24
                                                   2012        13.21           15.06           326,392.20
                                                   2013        15.06           19.79           291,410.27
                                                   2014        19.79           20.42           297,061.00
                                                   2015        20.42           18.68           294,281.55

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

Loomis Sayles Global Markets Investment Division   2009         7.29           10.94           89,314.52
  (Class B).......................................
                                                   2010        10.94           13.19          351,045.47
                                                   2011        13.19           12.85          671,450.07
                                                   2012        12.85           14.85          709,024.20
                                                   2013        14.85           17.20        1,238,206.94
                                                   2014        17.20           17.59        1,166,745.23
                                                   2015        17.59           17.60        1,122,402.18
Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income
  Investment
 Division (Class B)).............................. 2009         7.50           10.10           89,782.82
                                                   2010        10.10           11.17          430,212.23
                                                   2011        11.17           11.28          816,958.20
                                                   2012        11.28           12.54          826,664.89
                                                   2013        12.54           13.10                0.00
Loomis Sayles Small Cap Core Investment Division   2009        19.41           29.62          108,435.73
  (Class B).......................................
                                                   2010        29.62           37.25          189,018.51
                                                   2011        37.25           36.95          250,380.86
                                                   2012        36.95           41.74          268,374.96
                                                   2013        41.74           58.05          243,004.55
                                                   2014        58.05           59.40          241,648.36
                                                   2015        59.40           57.70          229,676.73
Lord Abbett Bond Debenture Investment Division     2009        16.46           21.54          165,094.63
  (Class B).......................................
                                                   2010        21.54           24.06          406,429.33
                                                   2011        24.06           24.85          577,074.62
                                                   2012        24.85           27.74          668,481.29
                                                   2013        27.74           29.61          705,889.42
                                                   2014        29.61           30.69          725,188.26
                                                   2015        30.69           29.68          744,106.93
Met/Artisan Mid Cap Value Investment Division      2009        16.75           27.63           40,073.84
  (Class B).......................................
                                                   2010        27.63           31.35           97,151.57
                                                   2011        31.35           33.00          165,257.34
                                                   2012        33.00           36.40          185,283.83
                                                   2013        36.40           49.12          201,490.15
                                                   2014        49.12           49.38          219,626.00
                                                   2015        49.38           44.09          220,742.45
Met/Dimensional International Small Company        2009         8.32           14.30           26,431.26
  Investment Division (Class B)...................
                                                   2010        14.30           17.33           66,330.90
                                                   2011        17.33           14.35           95,189.03
                                                   2012        14.35           16.72          105,113.19
                                                   2013        16.72           21.10           99,537.23
                                                   2014        21.10           19.46          133,068.35
                                                   2015        19.46           20.35          131,481.22

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

Met/Eaton Vance Floating Rate Investment Division  2010         9.99           10.24           46,498.93
  (Class B).......................................
                                                   2011        10.24           10.32          254,726.02
                                                   2012        10.32           10.95          321,820.59
                                                   2013        10.95           11.24          486,222.11
                                                   2014        11.24           11.19          495,277.10
                                                   2015        11.19           10.97          446,508.08
Met/Franklin Low Duration Total Return Investment  2011         9.98            9.78          115,895.24
  Division (Class B) (5/2/2011)...................
                                                   2012         9.78           10.09          233,018.37
                                                   2013        10.09           10.09        1,323,087.46
                                                   2014        10.09           10.08        1,624,351.14
                                                   2015        10.08            9.90        1,500,726.20
Met/Templeton International Bond Investment        2009         9.99           10.91           12,624.29
  Division (Class B) (5/1/2009)...................
                                                   2010        10.91           12.25          102,653.07
                                                   2011        12.25           12.07          175,551.90
                                                   2012        12.07           13.63          181,670.49
                                                   2013        13.63           13.62          196,329.70
                                                   2014        13.62           13.62          186,470.80
                                                   2015        13.62           12.90          186,492.57
MetLife Asset Allocation 100 Investment Division   2011        12.34           10.59          227,079.19
  (Class B).......................................
                                                   2012        10.59           12.22          251,505.90
                                                   2013        12.22           15.64          366,084.87
                                                   2014        15.64           16.25          319,942.15
                                                   2015        16.25           15.74          359,344.76
MetLife Asset Allocation 100 Investment Division
  (Class B) (formerly MetLife Aggressive
  Allocation
 Investment Division (Class B))................... 2009         6.41            9.97           27,810.47
                                                   2010         9.97           11.40          130,300.23
                                                   2011        11.40           12.38                0.00
MetLife Asset Allocation 20 Investment Division    2009         9.28           11.47          537,075.92
  (Class B).......................................
                                                   2010        11.47           12.48        1,600,953.66
                                                   2011        12.48           12.74        3,116,016.85
                                                   2012        12.74           13.74        3,522,958.69
                                                   2013        13.74           14.17        3,197,581.49
                                                   2014        14.17           14.63        2,796,788.82
                                                   2015        14.63           14.38        2,578,679.44
MetLife Asset Allocation 40 Investment Division    2009         8.49           11.18        1,647,880.06
  (Class B).......................................
                                                   2010        11.18           12.33        5,597,293.52
                                                   2011        12.33           12.32        8,966,072.22
                                                   2012        12.32           13.57        9,323,885.52
                                                   2013        13.57           14.88        8,995,729.77
                                                   2014        14.88           15.44        8,765,918.63
                                                   2015        15.44           15.10        8,159,934.68

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

MetLife Asset Allocation 60 Investment Division    2009         7.72           10.83         8,687,086.02
  (Class B).......................................
                                                   2010        10.83           12.12        30,198,337.70
                                                   2011        12.12           11.81        44,123,641.56
                                                   2012        11.81           13.23        43,224,999.77
                                                   2013        13.23           15.43        41,744,682.10
                                                   2014        15.43           16.02        39,582,756.36
                                                   2015        16.02           15.64        37,277,012.35
MetLife Asset Allocation 80 Investment Division
  (Class A) (formerly MetLife Growth Strategy
  Investment
 Division (Class B)) (4/29/2013).................. 2013        11.77           13.44           361,586.21
                                                   2014        13.44           13.40                 0.00
MetLife Asset Allocation 80 Investment Division    2009         7.03           10.42         2,252,337.59
  (Class B).......................................
                                                   2010        10.42           11.82         3,076,201.40
                                                   2011        11.82           11.25         3,512,499.97
                                                   2012        11.25           12.83         3,546,537.11
                                                   2013        12.83           15.76         3,520,855.12
                                                   2014        15.76           16.40         3,785,397.70
                                                   2015        16.40           15.94         3,659,009.61
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment
  Division
 (Class B) and before that Met/Franklin Templeton  2009         6.18            8.95           264,306.85
   Founding Strategy Investment Division (Class B))..
   .
                                                   2010         8.95            9.74           302,472.49
                                                   2011         9.74            9.46           338,351.64
                                                   2012         9.46           10.85           307,635.24
                                                   2013        10.85           11.69                 0.00
MetLife Balanced Plus Investment Division (Class   2011         9.99            9.39        21,731,454.12
  B) (5/2/2011)...................................
                                                   2012         9.39           10.50        47,291,196.90
                                                   2013        10.50           11.88        74,426,994.74
                                                   2014        11.88           12.87        81,286,547.56
                                                   2015        12.87           12.21        83,123,580.79
MetLife Mid Cap Stock Index Investment Division    2009         8.83           14.34           494,945.20
  (Class B).......................................
                                                   2010        14.34           17.86         1,005,611.84
                                                   2011        17.86           17.27         1,463,657.58
                                                   2012        17.27           20.03         1,540,647.30
                                                   2013        20.03           26.30         1,434,749.73
                                                   2014        26.30           28.40         1,458,859.71
                                                   2015        28.40           27.34         1,440,262.64
MetLife Multi-Index Targeted Risk Investment       2013         1.08            1.13        84,236,317.46
  Division (Class B) (4/29/2013)..................
                                                   2014         1.13            1.22       149,812,332.73
                                                   2015         1.22            1.19       223,171,380.46

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

MetLife Stock Index Investment Division (Class B). 2009         23.79          35.88          824,368.94
  .
                                                   2010         35.88          40.61        1,900,471.07
                                                   2011         40.61          40.80        2,429,677.89
                                                   2012         40.80          46.56        2,348,110.59
                                                   2013         46.56          60.61        2,111,322.25
                                                   2014         60.61          67.77        2,002,870.50
                                                   2015         67.77          67.61        1,928,133.10
MFS(R) Emerging Markets Equity Investment          2009          5.49          10.40          292,294.23
  Division (Class B)..............................
                                                   2010         10.40          12.72          792,854.91
                                                   2011         12.72          10.22        1,346,341.27
                                                   2012         10.22          12.01        1,430,468.92
                                                   2013         12.01          11.28        1,592,603.98
                                                   2014         11.28          10.43        1,699,327.40
                                                   2015         10.43           8.88        1,823,459.53
MFS(R) Research International Investment Division  2009          8.24          13.50          415,589.91
  (Class B).......................................
                                                   2010         13.50          14.87          800,217.80
                                                   2011         14.87          13.12        1,114,555.17
                                                   2012         13.12          15.14        1,144,364.66
                                                   2013         15.14          17.85        1,103,011.68
                                                   2014         17.85          16.42        1,155,236.25
                                                   2015         16.42          15.94        1,156,074.79
MFS(R) Total Return Investment Division (Class B). 2009         33.11          43.43           33,466.57
  .
                                                   2010         43.43          47.14           99,551.27
                                                   2011         47.14          47.61          129,686.37
                                                   2012         47.61          52.39          137,061.67
                                                   2013         52.39          61.47          127,733.43
                                                   2014         61.47          65.85          136,972.14
                                                   2015         65.85          64.84          131,957.07
MFS(R) Value Investment Division (Class B)........ 2009          9.35          13.63          240,926.10
                                                   2010         13.63          14.98          672,419.81
                                                   2011         14.98          14.91          987,913.48
                                                   2012         14.91          17.14        1,107,181.48
                                                   2013         17.14          22.95        1,764,616.91
                                                   2014         22.95          25.08        1,731,882.36
                                                   2015         25.08          24.70        1,656,897.09
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment
  Division
 (Class B))....................................... 2009          5.60           8.16          239,309.53
                                                   2010          8.16           8.95          872,804.35
                                                   2011          8.95           8.80        1,347,305.33
                                                   2012          8.80           9.91        1,333,093.55
                                                   2013          9.91          10.87                0.00

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

Morgan Stanley Mid Cap Growth Investment Division  2010         13.30          15.47          165,462.25
  (Class B).......................................
                                                   2011         15.47          14.24          287,795.21
                                                   2012         14.24          15.38          363,919.68
                                                   2013         15.38          21.14          332,922.65
                                                   2014         21.14          21.11          313,188.10
                                                   2015         21.11          19.82          319,209.69
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities
 Investment Division (Class B))................... 2009          8.63          12.16           54,119.36
                                                   2010         12.16          13.17                0.00
MSCI EAFE(R) Index Investment Division (Class B).. 2009          7.72          12.37          723,645.98
  .
                                                   2010         12.37          13.20        1,819,585.67
                                                   2011         13.20          11.40        2,734,050.21
                                                   2012         11.40          13.30        2,832,194.87
                                                   2013         13.30          15.98        2,706,566.84
                                                   2014         15.98          14.81        2,981,046.37
                                                   2015         14.81          14.45        3,028,845.24
Neuberger Berman Genesis Investment Division       2010         15.28          16.77           44,618.11
  (Class B).......................................
                                                   2011         16.77          17.49          110,219.26
                                                   2012         17.49          18.97          121,629.77
                                                   2013         18.97          25.92          278,935.36
                                                   2014         25.92          25.55          269,891.12
                                                   2015         25.55          25.35          252,025.01
Neuberger Berman Genesis Investment Division
  (Class B) (formerly MLA Mid Cap Investment
  Division
 (Class B))....................................... 2009          8.29          13.13           65,941.05
                                                   2010         13.13          15.95          158,512.09
                                                   2011         15.95          14.93          231,703.10
                                                   2012         14.93          15.54          255,508.97
                                                   2013         15.54          16.87                0.00
Oppenheimer Global Equity Investment Division      2009         10.31          16.87          162,782.87
  (Class B).......................................
                                                   2010         16.87          19.34          434,502.98
                                                   2011         19.34          17.51          625,364.43
                                                   2012         17.51          20.97          623,717.96
                                                   2013         20.97          26.36          775,718.47
                                                   2014         26.36          26.61          778,536.61
                                                   2015         26.61          27.34          782,548.26
Oppenheimer Global Equity Investment Division
  (Class B) (formerly Met/Templeton Growth
  Investment
 Division (Class B)).............................. 2009          5.60           8.62           98,978.76
                                                   2010          8.62           9.18          321,618.66
                                                   2011          9.18           8.45          455,855.42
                                                   2012          8.45          10.20          446,269.99
                                                   2013         10.20          10.86                0.00
PanAgora Global Diversified Risk Investment        2014          0.99           1.03        1,688,971.05
  Division (Class B) (4/28/2014)..................
                                                   2015          1.03           0.96        7,588,278.65

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

PIMCO Inflation Protected Bond Investment          2009         11.67          13.18         1,077,173.91
  Division (Class B)..............................
                                                   2010         13.18          14.04         3,467,390.63
                                                   2011         14.04          15.42         5,116,845.00
                                                   2012         15.42          16.64         5,782,119.58
                                                   2013         16.64          14.92         5,940,458.22
                                                   2014         14.92          15.18         5,632,303.83
                                                   2015         15.18          14.54         5,429,758.47
PIMCO Total Return Investment Division (Class B).. 2009         13.35          15.70         1,689,173.14
  .
                                                   2010         15.70          16.79         5,532,667.62
                                                   2011         16.79          17.12         7,692,459.93
                                                   2012         17.12          18.49         8,349,388.74
                                                   2013         18.49          17.93         9,048,919.03
                                                   2014         17.93          18.47         8,686,332.32
                                                   2015         18.47          18.26         8,356,511.39
Pioneer Strategic Income Investment Division       2009         18.27          23.51            62,902.86
  (Class E).......................................
                                                   2010         23.51          26.04           328,356.40
                                                   2011         26.04          26.63           465,357.53
                                                   2012         26.63          29.34           478,766.79
                                                   2013         29.34          29.42           487,714.18
                                                   2014         29.42          30.37           540,582.29
                                                   2015         30.37          29.59           574,891.53
Pyramis(R) Government Income Investment Division   2011          9.99          10.77         5,763,075.94
  (Class B) (5/2/2011)............................
                                                   2012         10.77          10.98        16,077,172.81
                                                   2013         10.98          10.36        14,522,524.64
                                                   2014         10.36          11.02        13,597,014.88
                                                   2015         11.02          10.94        12,812,957.90
Pyramis(R) Managed Risk Investment Division        2013         10.21          10.77         1,848,482.75
  (Class B) (4/29/2013)...........................
                                                   2014         10.77          11.56         3,534,460.25
                                                   2015         11.56          11.29         8,241,260.95
Russell 2000(R) Index Investment Division (Class   2009          9.46          14.85           179,232.29
  B)..............................................
                                                   2010         14.85          18.59           344,045.22
                                                   2011         18.59          17.59           495,214.45
                                                   2012         17.59          20.17           537,110.41
                                                   2013         20.17          27.56           507,144.46
                                                   2014         27.56          28.55           544,526.32
                                                   2015         28.55          26.95           578,459.05
Schroders Global Multi-Asset Investment Division   2012          1.01           1.06        39,320,823.75
  (Class B) (4/30/2012)...........................
                                                   2013          1.06           1.16       107,055,296.88
                                                   2014          1.16           1.24       122,473,708.86
                                                   2015          1.24           1.21       144,352,438.02

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

SSGA Growth and Income ETF Investment Division
  (Class B) (formerly SSgA Growth and Income ETF
 Investment Division (Class B))................... 2009         7.53           10.66        3,550,359.77
                                                   2010        10.66           11.83       13,006,821.13
                                                   2011        11.83           11.82       18,884,110.88
                                                   2012        11.82           13.19       18,948,745.89
                                                   2013        13.19           14.72       17,907,381.01
                                                   2014        14.72           15.40       16,897,591.45
                                                   2015        15.40           14.93       16,406,339.99
SSGA Growth ETF Investment Division (Class B)      2009         6.65           10.11        1,077,778.30
  (formerly SSgA Growth ETF Investment Division
  (Class B))......................................
                                                   2010        10.11           11.40        1,316,852.37
                                                   2011        11.40           11.03        1,547,797.47
                                                   2012        11.03           12.55        1,500,332.65
                                                   2013        12.55           14.65        1,628,466.91
                                                   2014        14.65           15.26        1,684,313.72
                                                   2015        15.26           14.74        1,584,576.85
T. Rowe Price Large Cap Growth Investment          2013         7.36            9.31        1,598,409.38
  Division (Class B)..............................
                                                   2014         9.31           10.02        1,846,275.32
                                                   2015        10.02           10.95        2,248,139.77
T. Rowe Price Large Cap Growth Investment
  Division (Class B) (formerly RCM Technology
  Investment
 Division (Class B)).............................. 2009         3.23            5.62          426,038.90
                                                   2010         5.62            7.09          879,983.29
                                                   2011         7.09            6.31        1,387,810.10
                                                   2012         6.31            7.00        1,467,986.52
                                                   2013         7.00            7.33                0.00
T. Rowe Price Mid Cap Growth Investment Division   2009         5.27            8.51          735,993.67
  (Class B).......................................
                                                   2010         8.51           10.74        1,918,323.85
                                                   2011        10.74           10.44        2,813,703.76
                                                   2012        10.44           11.73        2,946,419.54
                                                   2013        11.73           15.85        2,835,378.70
                                                   2014        15.85           17.67        2,767,850.82
                                                   2015        17.67           18.63        2,767,778.96
T. Rowe Price Small Cap Growth Investment          2009         8.93           14.10          105,058.84
  Division (Class B)..............................
                                                   2010        14.10           18.77          449,727.80
                                                   2011        18.77           18.82          691,790.85
                                                   2012        18.82           21.56          720,744.61
                                                   2013        21.56           30.74          728,242.55
                                                   2014        30.74           32.40          768,049.45
                                                   2015        32.40           32.82          839,609.94

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

Van Eck Global Natural Resources Investment        2009         11.06          14.83          118,536.18
  Division (Class B) (5/1/2009)...................
                                                   2010         14.83          18.91          430,881.43
                                                   2011         18.91          15.58          790,901.19
                                                   2012         15.58          15.80          920,281.74
                                                   2013         15.80          17.29          873,198.13
                                                   2014         17.29          13.88          948,752.88
                                                   2015         13.88           9.22        1,265,184.94
Western Asset Management U.S. Government           2009         16.80          17.35          209,190.30
  Investment Division (Class B)...................
                                                   2010         17.35          18.09          631,888.84
                                                   2011         18.09          18.82          849,935.44
                                                   2012         18.82          19.18          913,862.74
                                                   2013         19.18          18.78          922,654.79
                                                   2014         18.78          19.04          899,243.06
                                                   2015         19.04          18.88          848,943.50
WMC Core Equity Opportunities Investment Division  2009         19.10          31.11          332,146.13
  (Class B).......................................
                                                   2010         31.11          34.35          926,194.84
                                                   2011         34.35          32.51        1,266,027.80
                                                   2012         32.51          36.19        1,230,138.13
                                                   2013         36.19          47.71        1,101,731.84
                                                   2014         47.71          52.05          985,641.98
                                                   2015         52.05          52.56          901,936.26
WMC Large Cap Research Investment Division (Class  2009          6.28           8.73          304,199.63
  B)..............................................
                                                   2010          8.73           9.69          789,740.66
                                                   2011          9.69           9.60        1,249,088.17
                                                   2012          9.60          10.75        1,193,672.07
                                                   2013         10.75          14.26        1,120,989.92
                                                   2014         14.26          15.99        1,013,433.72
                                                   2015         15.99          16.51          895,987.36





                                                         At 1.40 Separate Account Charge:
                                                      BEGINNING OF
                                                          YEAR        END OF YEAR       NUMBER OF
                                                      ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                            YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
--------------------------------------------- ------ -------------- -------------- ------------------
American Funds Global Small Capitalization    2009         14.63          25.75         276,113.24
  Investment Division (Class 2)...................
                                              2010         25.75          31.09         692,151.36
                                              2011         31.09          24.79         975,850.58
                                              2012         24.79          28.89         975,463.20
                                              2013         28.89          36.54         895,201.06
                                              2014         36.54          36.80         894,156.80
                                              2015         36.80          36.38         856,385.45

                                                       ------------------------



                                                              At 1.40 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Growth-Income Investment Division   2009         63.17          95.20          86,787.00
  (Class 2).......................................
                                                   2010         95.20         104.60         243,378.15
                                                   2011        104.60         101.26         338,798.10
                                                   2012        101.26         117.30         327,601.24
                                                   2013        117.30         154.43         310,504.27
                                                   2014        154.43         168.47         296,454.80
                                                   2015        168.47         168.55         284,565.49





                                       2.25 SEPARATE ACCOUNT CHARGE
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

AB Global Dynamic Allocation Investment Division
  (Class B) (formerly AllianceBernstein Global
  Dynamic
 Allocation Investment Division (Class B))         2011         9.99           9.68               0.00
   (5/2/2011).....................................
                                                   2012         9.68          10.41               0.00
                                                   2013        10.41          11.32               0.00
                                                   2014        11.32          11.88               0.00
                                                   2015        11.88          11.68               0.00
Allianz Global Investors Dynamic Multi-Asset Plus  2014         0.99           1.03               0.00
  investment Division (Class B) (4/28/2014).......
                                                   2015         1.03           1.00               0.00
American Funds(R) Balanced Allocation Investment   2009         6.29           8.81               0.00
  Division (Class C)..............................
                                                   2010         8.81           9.66               0.00
                                                   2011         9.66           9.25               0.00
                                                   2012         9.25          10.26               0.00
                                                   2013        10.26          11.89               0.00
                                                   2014        11.89          12.33               0.00
                                                   2015        12.33          11.97               0.00
American Funds(R) Growth Allocation Investment     2009         5.55           8.28               0.00
  Division (Class C)..............................
                                                   2010         8.28           9.19               0.00
                                                   2011         9.19           8.56               0.00
                                                   2012         8.56           9.72               0.00
                                                   2013         9.72          11.89               0.00
                                                   2014        11.89          12.37               0.00
                                                   2015        12.37          12.00               0.00
American Funds(R) Growth Investment Division       2009         4.99           7.77             506.95
  (Class C).......................................
                                                   2010         7.77           8.99           3,208.07
                                                   2011         8.99           8.39           3,255.23
                                                   2012         8.39           9.63           1,131.86
                                                   2013         9.63          12.22           1,822.96
                                                   2014        12.22          12.92           1,795.00
                                                   2015        12.92          13.46           5,578.77

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

American Funds(R) Moderate Allocation Investment   2009         7.08           9.21               0.00
  Division (Class C)..............................
                                                   2010         9.21           9.90               0.00
                                                   2011         9.90           9.70               0.00
                                                   2012         9.70          10.51               0.00
                                                   2013        10.51          11.67               0.00
                                                   2014        11.67          12.10               0.00
                                                   2015        12.10          11.75               0.00
AQR Global Risk Balanced Investment Division       2011        10.34          10.54               0.00
  (Class B) (5/2/2011)............................
                                                   2012        10.54          11.39               0.00
                                                   2013        11.39          10.76               0.00
                                                   2014        10.76          10.94               0.00
                                                   2015        10.94           9.67               0.00
Baillie Gifford International Stock Investment     2009         7.48          10.98               0.00
  Division (Class B)..............................
                                                   2010        10.98          11.47               0.00
                                                   2011        11.47           8.95               0.00
                                                   2012         8.95          10.45               0.00
                                                   2013        10.45          11.77               0.00
                                                   2014        11.77          11.12               0.00
                                                   2015        11.12          10.63               0.00
Barclays Aggregate Bond Index Investment Division  2009        13.07          13.54           3,900.34
  (Class B).......................................
                                                   2010        13.54          14.00           5,660.58
                                                   2011        14.00          14.68           5,706.46
                                                   2012        14.68          14.88           8,371.45
                                                   2013        14.88          14.18           8,737.15
                                                   2014        14.18          14.62           8,699.36
                                                   2015        14.62          14.31           8,434.17
BlackRock Bond Income Investment Division (Class   2009        36.65          39.65               0.00
  B)..............................................
                                                   2010        39.65          41.90             376.72
                                                   2011        41.90          43.55             375.80
                                                   2012        43.55          45.68             375.80
                                                   2013        45.68          44.21             375.80
                                                   2014        44.21          46.17             375.80
                                                   2015        46.17          45.30             972.35
BlackRock Capital Appreciation Investment          2009        15.92          23.64              91.91
  Division (Class B)..............................
                                                   2010        23.64          27.61             966.83
                                                   2011        27.61          24.52           1,023.33
                                                   2012        24.52          27.35             314.00
                                                   2013        27.35          35.81             566.76
                                                   2014        35.81          38.04             470.14
                                                   2015        38.04          39.43             446.50

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

BlackRock Global Tactical Strategies Investment    2011          9.99           9.51              0.00
  Division (Class B) (5/2/2011)...................
                                                   2012          9.51          10.15              0.00
                                                   2013         10.15          10.94              0.00
                                                   2014         10.94          11.33              0.00
                                                   2015         11.33          11.07              0.00
BlackRock Large Cap Value Investment Division      2009          7.15           9.62              0.00
  (Class B).......................................
                                                   2010          9.62          10.25              2.91
                                                   2011         10.25          10.23              0.00
                                                   2012         10.23          11.40              0.00
                                                   2013         11.40          14.68              0.00
                                                   2014         14.68          15.75            769.87
                                                   2015         15.75          14.44            769.87
BlackRock Money Market Investment Division (Class  2009         19.22          18.87          1,110.09
  B)..............................................
                                                   2010         18.87          18.45          1,198.15
                                                   2011         18.45          18.04          1,202.87
                                                   2012         18.04          17.64          1,246.30
                                                   2013         17.64          17.24          1,408.72
                                                   2014         17.24          16.86              0.00
                                                   2015         16.86          16.48              0.00
Clarion Global Real Estate Investment Division     2009          6.43          11.86            414.83
  (Class B).......................................
                                                   2010         11.86          13.47            416.39
                                                   2011         13.47          12.43            105.67
                                                   2012         12.43          15.32             96.57
                                                   2013         15.32          15.51            103.13
                                                   2014         15.51          17.18             98.62
                                                   2015         17.18          16.56          1,912.82
ClearBridge Aggressive Growth Investment Division  2009          3.99           5.73              0.00
  (Class B).......................................
                                                   2010          5.73           6.94          3,514.48
                                                   2011          6.94           7.01          3,341.55
                                                   2012          7.01           8.12            771.01
                                                   2013          8.12          11.56          1,476.00
                                                   2014         11.56          13.44          7,082.56
                                                   2015         13.44          12.61          8,115.93
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly ClearBridge Aggressive Growth
  II
 Investment Division (Class B))................... 2009         74.57         113.80             23.79
                                                   2010        113.80         121.72             18.69
                                                   2011        121.72         110.04             18.86
                                                   2012        110.04         131.80             17.27
                                                   2013        131.80         165.97             15.79
                                                   2014        165.97         172.36              0.00

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge
 Aggressive Growth Investment Division (Class B)
   and before that Legg Mason Value Equity
   Investment
 Division (Class B) and before that MFS(R)         2009         3.10           5.17               0.00
   Investors Trust Investment Division (Class B))
   (Class B)......................................
                                                   2010         5.17           5.42               0.00
                                                   2011         5.42           5.75               0.00
Frontier Mid Cap Growth Investment Division        2009        20.31          32.93              65.68
  (Class B).......................................
                                                   2010        32.93          37.02              63.98
                                                   2011        37.02          35.03              59.80
                                                   2012        35.03          37.90              59.81
                                                   2013        37.90          49.08              52.90
                                                   2014        49.08          53.21             607.03
                                                   2015        53.21          53.38           1,687.71
Harris Oakmark International Investment Division   2009         8.47          16.20              34.00
  (Class B).......................................
                                                   2010        16.20          18.44               2.16
                                                   2011        18.44          15.46               0.00
                                                   2012        15.46          19.53               0.00
                                                   2013        19.53          24.92               0.00
                                                   2014        24.92          22.96             452.66
                                                   2015        22.96          21.43           1,562.05
Invesco Balanced-Risk Allocation Investment        2012         1.01           1.04               0.00
  Division (Class B) (4/30/2012)..................
                                                   2013         1.04           1.03               0.00
                                                   2014         1.03           1.07               0.00
                                                   2015         1.07           1.00               0.00
Invesco Mid Cap Value Investment Division (Class   2009        10.33          18.29             183.84
  B)..............................................
                                                   2010        18.29          22.55             184.80
                                                   2011        22.55          20.57               0.00
                                                   2012        20.57          22.69               0.00
Invesco Mid Cap Value Investment Division (Class   2012        22.58          23.08               0.00
  B)..............................................
                                                   2013        23.08          29.40               0.00
                                                   2014        29.40          31.52               0.00
                                                   2015        31.52          28.05             192.88
Invesco Small Cap Growth Investment Division       2009         7.84          11.91             182.42
  (Class B).......................................
                                                   2010        11.91          14.70             163.69
                                                   2011        14.70          14.22             149.24
                                                   2012        14.22          16.43             139.70
                                                   2013        16.43          22.52             117.01
                                                   2014        22.52          23.77               0.00
                                                   2015        23.77          22.84             101.67

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

Jennison Growth Investment Division (Class B)..... 2009         2.95           4.30               0.00
                                                   2010         4.30           4.68               0.00
                                                   2011         4.68           4.59               0.00
                                                   2012         4.59           5.18               0.00
                                                   2013         5.18           6.93               0.00
                                                   2014         6.93           7.37           1,621.04
                                                   2015         7.37           7.96           1,621.04
Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation
  Investment
 Division (Class B)).............................. 2009         4.63           7.22               0.00
                                                   2010         7.22           7.73               5.07
                                                   2011         7.73           7.45               0.00
                                                   2012         7.45           8.36               0.00
JPMorgan Core Bond Investment Division (Class B)   2013        10.76          10.18           1,555.36
  (4/29/2013).....................................
                                                   2014        10.18          10.46           1,555.36
                                                   2015        10.46          10.27           1,555.36
JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment
  Division
 (Class C))....................................... 2009         8.81           9.75               0.00
                                                   2010         9.75          10.12           1,561.09
                                                   2011        10.12          10.47           1,555.36
                                                   2012        10.47          10.73           1,555.36
                                                   2013        10.73          10.71               0.00
JPMorgan Global Active Allocation Investment       2012         1.01           1.04               0.00
  Division (Class B) (4/30/2012)..................
                                                   2013         1.04           1.13               0.00
                                                   2014         1.13           1.18               0.00
                                                   2015         1.18           1.16               0.00
JPMorgan Small Cap Value Investment Division       2009         7.54          12.01               0.00
  (Class B).......................................
                                                   2010        12.01          14.00               0.00
                                                   2011        14.00          12.27               0.00
                                                   2012        12.27          13.84               0.00
                                                   2013        13.84          17.99               0.00
                                                   2014        17.99          18.36               0.00
                                                   2015        18.36          16.61               0.00
Loomis Sayles Global Markets Investment Division   2009         7.06          10.50               0.00
  (Class B).......................................
                                                   2010        10.50          12.53           1,951.21
                                                   2011        12.53          12.07           1,911.30
                                                   2012        12.07          13.80             458.06
                                                   2013        13.80          15.80           1,357.57
                                                   2014        15.80          15.99           1,384.37
                                                   2015        15.99          15.82           1,395.23

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income
  Investment
 Division (Class B)).............................. 2009         7.44           9.92             440.46
                                                   2010         9.92          10.84             417.59
                                                   2011        10.84          10.83             404.53
                                                   2012        10.83          11.91             372.53
                                                   2013        11.91          12.40               0.00
Loomis Sayles Small Cap Core Investment Division   2009        16.48          24.93              88.63
  (Class B).......................................
                                                   2010        24.93          31.01             861.08
                                                   2011        31.01          30.42             867.57
                                                   2012        30.42          33.99             254.15
                                                   2013        33.99          46.75             420.37
                                                   2014        46.75          47.31             650.54
                                                   2015        47.31          45.45           2,418.34
Lord Abbett Bond Debenture Investment Division     2009        14.30          18.53              53.24
  (Class B).......................................
                                                   2010        18.53          20.47              54.11
                                                   2011        20.47          20.91              50.76
                                                   2012        20.91          23.09              49.07
                                                   2013        23.09          24.38              52.68
                                                   2014        24.38          24.99              53.95
                                                   2015        24.99          23.90           1,051.72
Met/Artisan Mid Cap Value Investment Division      2009        14.07          23.00              85.77
  (Class B).......................................
                                                   2010        23.00          25.81              86.76
                                                   2011        25.81          26.87               0.00
                                                   2012        26.87          29.31               0.00
                                                   2013        29.31          39.13               0.00
                                                   2014        39.13          38.90             292.49
                                                   2015        38.90          34.35             292.49
Met/Dimensional International Small Company        2009         8.30          14.12               0.00
  Investment Division (Class B)...................
                                                   2010        14.12          16.92               0.00
                                                   2011        16.92          13.86               0.00
                                                   2012        13.86          15.97               0.00
                                                   2013        15.97          19.93               0.00
                                                   2014        19.93          18.18               0.00
                                                   2015        18.18          18.80               0.00
Met/Eaton Vance Floating Rate Investment Division  2010         9.99          10.16               0.00
  (Class B).......................................
                                                   2011        10.16          10.13               0.00
                                                   2012        10.13          10.63               0.00
                                                   2013        10.63          10.80               0.00
                                                   2014        10.80          10.63               0.00
                                                   2015        10.63          10.31               0.00

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

Met/Franklin Low Duration Total Return Investment  2011         9.98           9.71               0.00
  Division (Class B) (5/2/2011)...................
                                                   2012         9.71           9.91               0.00
                                                   2013         9.91           9.80               0.00
                                                   2014         9.80           9.68               0.00
                                                   2015         9.68           9.41               0.00
Met/Templeton International Bond Investment        2009         9.99          10.83               0.00
  Division (Class B) (5/1/2009)...................
                                                   2010        10.83          12.02               0.00
                                                   2011        12.02          11.72               0.00
                                                   2012        11.72          13.09               0.00
                                                   2013        13.09          12.93               0.00
                                                   2014        12.93          12.79               0.00
                                                   2015        12.79          11.99               0.00
MetLife Asset Allocation 100 Investment Division   2011        11.55           9.84               0.00
  (Class B).......................................
                                                   2012         9.84          11.23               0.00
                                                   2013        11.23          14.22               0.00
                                                   2014        14.22          14.61               0.00
                                                   2015        14.61          14.00               0.00
MetLife Asset Allocation 100 Investment Division
  (Class B) (formerly MetLife Aggressive
  Allocation
 Investment Division (Class B))................... 2009         6.15           9.47               0.00
                                                   2010         9.47          10.71               0.00
                                                   2011        10.71          11.59               0.00
MetLife Asset Allocation 20 Investment Division    2009         8.90          10.89          29,668.04
  (Class B).......................................
                                                   2010        10.89          11.72          31,683.25
                                                   2011        11.72          11.83          31,442.37
                                                   2012        11.83          12.63          31,212.47
                                                   2013        12.63          12.88          30,976.54
                                                   2014        12.88          13.16          30,736.32
                                                   2015        13.16          12.79          29,476.87
MetLife Asset Allocation 40 Investment Division    2009         8.14          10.62          29,679.51
  (Class B).......................................
                                                   2010        10.62          11.58          31,695.39
                                                   2011        11.58          11.45          30,050.29
                                                   2012        11.45          12.47          28,451.10
                                                   2013        12.47          13.53          24,829.89
                                                   2014        13.53          13.88          24,607.65
                                                   2015        13.88          13.42          24,376.38
MetLife Asset Allocation 60 Investment Division    2009         7.40          10.29               0.00
  (Class B).......................................
                                                   2010        10.29          11.38               0.00
                                                   2011        11.38          10.98               0.00
                                                   2012        10.98          12.15               0.00
                                                   2013        12.15          14.02               0.00
                                                   2014        14.02          14.40               0.00
                                                   2015        14.40          13.90               0.00

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

MetLife Asset Allocation 80 Investment Division
  (Class A) (formerly MetLife Growth Strategy
  Investment
 Division (Class B)) (4/29/2013).................. 2013         11.14          12.62              0.00
                                                   2014         12.62          12.54              0.00
MetLife Asset Allocation 80 Investment Division    2009          6.74           9.90         56,085.00
  (Class B).......................................
                                                   2010          9.90          11.11         55,628.81
                                                   2011         11.11          10.45         55,116.54
                                                   2012         10.45          11.79         54,539.66
                                                   2013         11.79          14.33         52,136.76
                                                   2014         14.33          14.74         49,493.74
                                                   2015         14.74          14.17         46,925.95
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment
  Division
 (Class B) and before that Met/Franklin Templeton  2009          6.12           8.78              0.00
   Founding Strategy Investment Division (Class B))..
   .
                                                   2010          8.78           9.45              0.00
                                                   2011          9.45           9.08              0.00
                                                   2012          9.08          10.31              0.00
                                                   2013         10.31          11.07              0.00
MetLife Balanced Plus Investment Division (Class   2011          9.99           9.32              0.00
  B) (5/2/2011)...................................
                                                   2012          9.32          10.31              0.00
                                                   2013         10.31          11.53              0.00
                                                   2014         11.53          12.36              0.00
                                                   2015         12.36          11.59              0.00
MetLife Mid Cap Stock Index Investment Division    2009          8.03          12.92            566.32
  (Class B).......................................
                                                   2010         12.92          15.91            570.30
                                                   2011         15.91          15.22            337.07
                                                   2012         15.22          17.46          1,891.46
                                                   2013         17.46          22.67          1,658.65
                                                   2014         22.67          24.21          1,601.11
                                                   2015         24.21          23.06          1,611.66
MetLife Multi-Index Targeted Risk Investment       2013          1.07           1.11              0.00
  Division (Class B) (4/29/2013)..................
                                                   2014          1.11           1.19              0.00
                                                   2015          1.19           1.15              0.00
MetLife Stock Index Investment Division (Class B). 2009         19.34          28.89          2,223.53
  .
                                                   2010         28.89          32.35          2,495.31
                                                   2011         32.35          32.14          1,444.15
                                                   2012         32.14          36.28          3,125.96
                                                   2013         36.28          46.71          2,573.89
                                                   2014         46.71          51.66          2,591.05
                                                   2015         51.66          50.97          2,954.28

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

MFS(R) Emerging Markets Equity Investment          2009         5.32           9.99               0.00
  Division (Class B)..............................
                                                   2010         9.99          12.08           2,034.53
                                                   2011        12.08           9.60           2,295.85
                                                   2012         9.60          11.16             584.33
                                                   2013        11.16          10.37           1,525.07
                                                   2014        10.37           9.48           1,734.07
                                                   2015         9.48           7.98           4,905.05
MFS(R) Research International Investment Division  2009         7.55          12.24               0.00
  (Class B).......................................
                                                   2010        12.24          13.33               0.00
                                                   2011        13.33          11.64               0.00
                                                   2012        11.64          13.28               0.00
                                                   2013        13.28          15.49               0.00
                                                   2014        15.49          14.09               0.00
                                                   2015        14.09          13.53               0.00
MFS(R) Total Return Investment Division (Class B). 2009        26.04          33.84               0.00
  .
                                                   2010        33.84          36.33               0.00
                                                   2011        36.33          36.29               0.00
                                                   2012        36.29          39.49               0.00
                                                   2013        39.49          45.83               0.00
                                                   2014        45.83          48.56               0.00
                                                   2015        48.56          47.29               0.00
MFS(R) Value Investment Division (Class B)........ 2009         6.83           9.87               0.00
                                                   2010         9.87          10.73               0.00
                                                   2011        10.73          10.56               0.00
                                                   2012        10.56          12.01               0.00
                                                   2013        12.01          15.90               0.00
                                                   2014        15.90          17.18               0.00
                                                   2015        17.18          16.74               0.00
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment
  Division
 (Class B))....................................... 2009         5.54           8.01               0.00
                                                   2010         8.01           8.69               0.00
                                                   2011         8.69           8.45               0.00
                                                   2012         8.45           9.41               0.00
                                                   2013         9.41          10.29               0.00
Morgan Stanley Mid Cap Growth Investment Division  2010        11.50          13.29               0.00
  (Class B).......................................
                                                   2011        13.29          12.09               0.00
                                                   2012        12.09          12.92               0.00
                                                   2013        12.92          17.56               0.00
                                                   2014        17.56          17.35             719.27
                                                   2015        17.35          16.11           5,959.70
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities
 Investment Division (Class B))................... 2009         7.56          10.55               0.00
                                                   2010        10.55          11.39               0.00

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

MSCI EAFE(R) Index Investment Division (Class B).. 2009         6.89           10.95          1,488.00
  .
                                                   2010        10.95           11.55          1,739.99
                                                   2011        11.55            9.86          1,234.26
                                                   2012         9.86           11.38          5,469.63
                                                   2013        11.38           13.52          5,220.91
                                                   2014        13.52           12.39          5,510.45
                                                   2015        12.39           11.96          5,581.91
Neuberger Berman Genesis Investment Division       2010        13.71           14.94             74.39
  (Class B).......................................
                                                   2011        14.94           15.41              0.00
                                                   2012        15.41           16.53              0.00
                                                   2013        16.53           22.34              0.00
                                                   2014        22.34           21.78              0.00
                                                   2015        21.78           21.38              0.00
Neuberger Berman Genesis Investment Division
  (Class B) (formerly MLA Mid Cap Investment
  Division
 (Class B))....................................... 2009         7.64           11.99              0.00
                                                   2010        11.99           14.41              0.00
                                                   2011        14.41           13.34              0.00
                                                   2012        13.34           13.74              0.00
                                                   2013        13.74           14.85              0.00
Oppenheimer Global Equity Investment Division      2009         9.03           14.65              0.00
  (Class B).......................................
                                                   2010        14.65           16.60              0.00
                                                   2011        16.60           14.87              0.00
                                                   2012        14.87           17.62              0.00
                                                   2013        17.62           21.90              0.00
                                                   2014        21.90           21.87              0.00
                                                   2015        21.87           22.22              0.00
Oppenheimer Global Equity Investment Division
  (Class B) (formerly Met/Templeton Growth
  Investment
 Division (Class B)).............................. 2009         5.55            8.46              0.00
                                                   2010         8.46            8.91              0.00
                                                   2011         8.91            8.11              0.00
                                                   2012         8.11            9.69              0.00
                                                   2013         9.69           10.28              0.00
PanAgora Global Diversified Risk Investment        2014         0.99            1.02              0.00
  Division (Class B) (4/28/2014)..................
                                                   2015         1.02            0.95              0.00
PIMCO Inflation Protected Bond Investment          2009        10.95           12.24              0.00
  Division (Class B)..............................
                                                   2010        12.24           12.90          1,901.84
                                                   2011        12.90           14.02          1,642.70
                                                   2012        14.02           14.96            414.03
                                                   2013        14.96           13.27          1,197.63
                                                   2014        13.27           13.35          1,287.95
                                                   2015        13.35           12.65          1,396.31

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

PIMCO Total Return Investment Division (Class B).. 2009         12.22          14.24             37.84
  .
                                                   2010         14.24          15.06            525.12
                                                   2011         15.06          15.19            524.61
                                                   2012         15.19          16.23            524.61
                                                   2013         16.23          15.56            524.61
                                                   2014         15.56          15.85            524.61
                                                   2015         15.85          15.50          2,448.24
Pioneer Strategic Income Investment Division       2009         15.54          19.81              0.00
  (Class E).......................................
                                                   2010         19.81          21.70              0.00
                                                   2011         21.70          21.96              0.00
                                                   2012         21.96          23.92              0.00
                                                   2013         23.92          23.72              0.00
                                                   2014         23.72          24.23              0.00
                                                   2015         24.23          23.34              0.00
Pyramis(R) Government Income Investment Division   2011          9.99          10.69              0.00
  (Class B) (5/2/2011)............................
                                                   2012         10.69          10.78              0.00
                                                   2013         10.78          10.06              0.00
                                                   2014         10.06          10.58              0.00
                                                   2015         10.58          10.39              0.00
Pyramis(R) Managed Risk Investment Division        2013         10.21          10.68              0.00
  (Class B) (4/29/2013)...........................
                                                   2014         10.68          11.35              0.00
                                                   2015         11.35          10.96              0.00
Russell 2000(R) Index Investment Division (Class   2009          8.45          13.14              0.00
  B)..............................................
                                                   2010         13.14          16.26              2.20
                                                   2011         16.26          15.22              0.00
                                                   2012         15.22          17.26            945.92
                                                   2013         17.26          23.33            824.82
                                                   2014         23.33          23.90          4,080.57
                                                   2015         23.90          22.32          5,262.44
Schroders Global Multi-Asset Investment Division   2012          1.01           1.06              0.00
  (Class B) (4/30/2012)...........................
                                                   2013          1.06           1.14              0.00
                                                   2014          1.14           1.20              0.00
                                                   2015          1.20           1.16              0.00
SSGA Growth and Income ETF Investment Division
  (Class B) (formerly SSgA Growth and Income ETF
 Investment Division (Class B))................... 2009          7.25          10.18              0.00
                                                   2010         10.18          11.17              0.00
                                                   2011         11.17          11.04              0.00
                                                   2012         11.04          12.17              0.00
                                                   2013         12.17          13.44              0.00
                                                   2014         13.44          13.91              0.00
                                                   2015         13.91          13.33              0.00

------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

SSGA Growth ETF Investment Division (Class B)      2009         6.41           9.64               0.00
  (formerly SSgA Growth ETF Investment Division
  (Class B))......................................
                                                   2010         9.64          10.76               0.00
                                                   2011        10.76          10.30               0.00
                                                   2012        10.30          11.58               0.00
                                                   2013        11.58          13.37               0.00
                                                   2014        13.37          13.78               0.00
                                                   2015        13.78          13.16               0.00
T. Rowe Price Large Cap Growth Investment          2013        15.39          19.33             890.45
  Division (Class B)..............................
                                                   2014        19.33          20.57           2,530.21
                                                   2015        20.57          22.22           2,993.05
T. Rowe Price Large Cap Growth Investment
  Division (Class B) (formerly RCM Technology
  Investment
 Division (Class B)).............................. 2009         2.96           5.09               0.00
                                                   2010         5.09           6.36           3,805.04
                                                   2011         6.36           5.60           3,927.45
                                                   2012         5.60           6.14           1,017.82
                                                   2013         6.14           6.40               0.00
T. Rowe Price Mid Cap Growth Investment Division   2009         4.82           7.71             410.15
  (Class B).......................................
                                                   2010         7.71           9.63           2,885.21
                                                   2011         9.63           9.26           2,865.34
                                                   2012         9.26          10.29             944.02
                                                   2013        10.29          13.75           1,525.09
                                                   2014        13.75          15.16           2,090.18
                                                   2015        15.16          15.81           1,999.74
T. Rowe Price Small Cap Growth Investment          2009         7.83          12.24               0.00
  Division (Class B)..............................
                                                   2010        12.24          16.11           1,506.80
                                                   2011        16.11          15.98           1,481.37
                                                   2012        15.98          18.11             347.31
                                                   2013        18.11          25.54             675.65
                                                   2014        25.54          26.63           1,117.15
                                                   2015        26.63          26.68           1,094.52
Van Eck Global Natural Resources Investment        2009        11.00          14.64               0.00
  Division (Class B) (5/1/2009)...................
                                                   2010        14.64          18.47               0.00
                                                   2011        18.47          15.04               0.00
                                                   2012        15.04          15.09               0.00
                                                   2013        15.09          16.34               0.00
                                                   2014        16.34          12.97               0.00
                                                   2015        12.97           8.52               0.00
Western Asset Management U.S. Government           2009        14.35          14.68             327.92
  Investment Division (Class B)...................
                                                   2010        14.68          15.14             353.52
                                                   2011        15.14          15.58             339.24
                                                   2012        15.58          15.70             357.23
                                                   2013        15.70          15.21             417.87
                                                   2014        15.21          15.25             441.59
                                                   2015        15.25          14.96             453.06

                                                       ------------------------


                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------

WMC Core Equity Opportunities Investment Division  2009         16.32          26.32            151.55
  (Class B).......................................
                                                   2010         26.32          28.75            155.82
                                                   2011         28.75          26.91            155.18
                                                   2012         26.91          29.63            154.93
                                                   2013         29.63          38.64            135.91
                                                   2014         38.64          41.69          1,682.05
                                                   2015         41.69          41.64          2,251.76
WMC Large Cap Research Investment Division (Class  2009         33.18          45.67              0.00
  B)..............................................
                                                   2010         45.67          50.22              0.00
                                                   2011         50.22          49.23              0.00
                                                   2012         49.23          54.58              0.00
                                                   2013         54.58          71.67              0.00
                                                   2014         71.67          79.54              0.00
                                                   2015         79.54          81.26              0.00





                                                              At 2.50 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Global Small Capitalization         2009         12.92          22.52          42,773.75
  Investment Division (Class 2)...................
                                                   2010         22.52          26.87          38,481.76
                                                   2011         26.87          21.18          16,878.39
                                                   2012         21.18          24.40           6,976.44
                                                   2013         24.40          30.51           2,349.77
                                                   2014         30.51          30.37               0.00
                                                   2015         30.37          29.69               0.00
American Funds Growth-Income Investment Division   2009         47.36          70.67          15,064.49
  (Class 2).......................................
                                                   2010         70.67          76.76          12,576.45
                                                   2011         76.76          73.46           5,286.13
                                                   2012         73.46          84.12           1,344.56
                                                   2013         84.12         109.48             459.97
                                                   2014        109.48         118.07               0.00
                                                   2015        118.07         116.77               0.00



The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into the MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.



The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.



The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

------------------------

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.



The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.



The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.



The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.



The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.



C Class shares of the JPMorgan Core Bond Investment Division of the Met Investors Fund were exchanged for B Class shares of the JPMorgan Core Bond Investment Division of the Met Investors Fund on April 29, 2013.



The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.



The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.



The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason Value Equity Investment Division.



The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason Value Equity Investment Division.



The assets of FI Midcap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation unit values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

                                                       ------------------------

Appendix C


Portfolio Legal and Marketing Names



 Series Fund/Trust                     Legal Name of Portfolio Series      Marketing Name
 American Funds Insurance Series(R)    Global Small Capitalization Fund    American Funds Global Small Capitalization Fund
 American Funds Insurance Series(R)    Growth - Income Fund                American Funds Growth-Income Fund

------------------------

Appendix D


Additional Information Regarding the Portfolios



The Portfolios below were subject to a merger or name change. The charts identify the former name and new name of each of these Portfolios.



Portfolio Merger





            Former Portfolio                                      New Portfolio
--------------------------------------- ----------------------------------------------------------------
Met Investors Series Trust              Metropolitan Series Fund
 Lord Abbett Bond Debenture Portfolio   Western Asset Management Strategic Bond Opportunities Portfolio
Met Investors Series Trust              Metropolitan Series Fund
 Pioneer Strategic Income Portfolio     Western Asset Management Strategic Bond Opportunities Portfolio



Portfolio Name Change




              Former Portfolio                                 New Portfolio
------------------------------------------- ---------------------------------------------------
Metropolitan Series Fund                    Metropolitan Series Fund
 BlackRock Money Market Portfolio           BlackRock Ultra-Short Term Bond Portfolio
Met Investors Series Trust                  Met Investors Series Trust
 MFS(R) Emerging Markets Equity Portfolio   Met/Aberdeen Emerging Markets Equity Portfolio
Met Investors Series Trust                  Met Investors Series Trust
 WMC Large Cap Research Portfolio           Met/Wellington Large Cap Research Portfolio
Met Investors Series Trust                  Met Investors Series Trust
 WMC Core Equity Opportunities Portfolio    Met/Wellington Core Equity Opportunities Portfolio

                                                       ------------------------

                           Request For a Statement of

                    Additional Information/Change of Address



If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.



[ ] Metropolitan Life Separate Account E


[ ] Metropolitan Series Fund


[ ] Met Investors Series Trust


[ ] American Funds Insurance Series(R)


[ ] I have changed my address. My current address is:



-----------------------
    (Contract Number)       Name ----------------------------------------------
                            Address ---------------------------------------------
                             --------------------------------------------------
-----------------------
        (Signature)                                                            zip


Metropolitan Life Insurance Company


Attn: Fulfillment Unit -  Preference Premier
P.O. Box 10342
Des Moines, IA 50306-0342

                      METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E


             PREFERENCE PREMIER(Reg. TM) VARIABLE ANNUITY CONTRACTS


            (PREFERENCE PREMIER(Reg. TM) VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
            (OFFERED BETWEEN DECEMBER 12, 2008 AND OCTOBER 7, 2011))


                      STATEMENT OF ADDITIONAL INFORMATION


                                FORM N-4 PART B



                                  MAY 1, 2016

This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Premier Contracts dated May 1, 2016, and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, Attn: Fulfillment Unit-Preference Premier, PO Box 10342, Des Moines, IA 50306-0342.


A Statement of Additional Information for the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series(Reg. TM) ("American Funds(Reg. TM)") are attached at the end of this Statement of Additional Information.


Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Premier Contracts dated May 1, 2016.



                               TABLE OF CONTENTS



                                                           PAGE
                                                          -----
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............    2
PRINCIPAL UNDERWRITER....................................    2
CUSTODIAN................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........    2
EXPERIENCE FACTOR........................................    4
VARIABLE INCOME PAYMENTS.................................    5
   Assumed Investment Return (AIR).......................    5
   Amount of Income Payments.............................    5
   Annuity Unit Value....................................    5
   Reallocation Privilege................................    6
CALCULATING THE ANNUITY UNIT VALUE.......................    6
   Determining the Variable Income Payment...............    7
ADVERTISEMENT OF THE SEPARATE ACCOUNT....................    7
VOTING RIGHTS............................................   10
   Disregarding Voting Instructions......................   10
TAXES....................................................   10
   Non-Qualified Annuity Contracts.......................   10
   Qualified Annuity Contracts...........................   11
   Types of Qualified Plans..............................   11
   ERISA.................................................   11
   Federal Estate Taxes..................................   12

                                                                                   PAGE
                                                                                   -----
   Generation-Skipping Transfer Tax...............................................   12
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......   12
WITHDRAWALS.......................................................................   12
ACCUMULATION UNIT VALUES TABLES...................................................   13
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT......................................  127
FINANCIAL STATEMENTS OF METLIFE...................................................  F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.


                                   CUSTODIAN

Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2015........$118,054,844                    $0
 2014........$100,536,070                    $0
 2013........$150,530,898                    $0



Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2015 ranged from $0 to $13,121,738.* The amount of commissions paid to selected selling firms during 2015 ranged from $0 to $573,412. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2015 ranged from $0 to $13,121,738.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company and MetLife Insurance Company USA.

Currently the contract is not available for new sales.

The following list sets forth the names of selling firms that received additional compensation in 2015 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products. The selling firms are listed in alphabetical order.

AIG Advisory Group, Inc.
Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Group
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
Girard Securities, Inc.
H. D. Vest Investment Services, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.P. Turner & Company, L.L.C.
Janney Montgomery Scott, LLC
Key Investment Services LLC
Legend Equities Corporation
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, LLC.
LPL Financial LLC
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
National Planning Corporation
National Planning Holdings
Navy Federal Brokerage Services, LLC
NEXT Financial Group
NFP Securities, Inc.
Parkland Securities, LLC
PFS Investments Inc.

Planning Corporation of America
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation
Signator Financial Services, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Voya Financial Partners, LLC
VSR Financial Services, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC
Wescom Financial Services, LLC
Woodbury Financial Services, Inc.

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



                               EXPERIENCE FACTOR

We use the term "experience factor" to describe investment performance for an Investment Division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the `Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.

The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Contract.

Below is a chart of the daily factors for each class of the Contract and the various death benefits and Earnings Preservation Benefit:

Separate Account charges for all investment divisions except American Funds Growth-Income and American Funds Global Small Capitalization (Daily Factor)

                                                             BONUS CLASS
                                            B CLASS         (YEARS 1-9)*         C CLASS           L CLASS           R CLASS
                                         -------------     --------------     -------------     -------------     ------------
Basic Death Benefit.................     0.000034247        0.000049315       0.000045205       0.000041096       0.000031507
Annual Step-Up Death Benefit........     0.000039726        0.000054795       0.000050685       0.000046575       0.000036986
Additional Charge for Earnings
 Preservation Benefit...............     0.000006849        0.000006849       0.000006849       0.000006849       0.000006849

------------
* Applies only for the first seven years; Separate Account charges are reduced after nine years to those of B Class.

Separate Account charges for the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions (Daily Factor)


                                                             BONUS CLASS
                                            B CLASS         (YEARS 1-9)*         C CLASS           L CLASS           R CLASS
                                         -------------     --------------     -------------     -------------     ------------
Basic Death Benefit.................     0.000041096        0.000056164       0.000052055       0.000047945       0.000038356
Annual Step-Up Death Benefit........     0.000046575        0.000061644       0.000057534       0.000053425       0.000043836
Additional Charge for Earnings
 Preservation Benefit...............     0.000006849        0.000006849       0.000006849       0.000006849       0.000006849

------------
* Applies only for the first seven years; Separate Account charges are reduced after nine years to those of B Class.


                            VARIABLE INCOME PAYMENTS


ASSUMED INVESTMENT RETURN (AIR)

The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS


The cash You receive periodically from an Investment Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The Contract specifies the dollar amount of the initial variable income payment for each Investment Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract (if no reallocations are made).

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

Each Contract provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Contract of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Contract, current rates for the Bonus Class may be lower than the other classes of the Contract and may be less than the currently issued Contract rates.

ANNUITY UNIT VALUE


The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Contracts is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payments" in the Prospectus.)

REALLOCATION PRIVILEGE


The annuity purchase rate is the dollar amount You would need when You annuitize Your Contract to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of Your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type You choose, an interest rate, and Your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.

When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

   o First, we update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date We may limit the number of reallocations You may make, but never to fewer than one a month. If We do so, We will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 - ($125 - $100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Allocation A will be decreased as well.)

   o Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)



                       CALCULATING THE ANNUITY UNIT VALUE

We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period.' We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go down.

To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is ..99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Deferred Annuity and the laws in Your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.


The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.


               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE


  1.    Annuity Unit Value, beginning of period...................   $10.20000
  2.    "Experience factor" for period............................    1.023558
  3.    Daily adjustment for 4% Assumed Investment Return.........   .99989255
  4.    (2) x (3).................................................    1.023448
  5.    Annuity Unit Value, end of period (1) x (4)...............   $10.43917

                        ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed



   1.    Number of Accumulation Units as of Annuity Date...........................................    1,500.00
   2.    Accumulation Unit Value...................................................................   $ 11.80000
   3.    Accumulation Unit Value of the Contract (1) x (2).........................................   $17,700.00
   4.    First monthly income payment per $1,000 of Accumulation Value.............................   $     5.63
   5.    First monthly income payment (3) - (4) - 1,000............................................   $    99.65
   6.    Assume Annuity Unit Value as of Annuity Date equal to.....................................   $ 10.80000
   7.    Number of Annuity Units (5) - (6).........................................................     9.2269
   8.    Assume Annuity Unit Value for the second month equal to (10 days prior to payment)........   $ 10.97000
   9.    Second monthly Annuity Payment (7) - (8)..................................................   $   101.22
  10.    Assume Annuity Unit Value for third month equal to........................................   $ 10.52684
  11.    Next monthly Annuity Payment (7) - (10)...................................................   $    97.13


DETERMINING THE VARIABLE INCOME PAYMENT

Variable income payments can go up or down based upon the investment performance of the Investment Divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Investment Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Investment Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Investment Divisions.


                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account Investment Divisions. For the Investment Divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the Investment Divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.


Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds(Reg. TM) and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Investment Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate

Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(Reg. TM) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS


In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Contracts described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding Investment Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

Accordingly, You have voting interests under all the Contracts described in the Prospectus. The number of shares held in each Separate Account Investment Division deemed attributable to You is determined by dividing the value of accumulation or annuity units attributable to You in that Investment Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Investment Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Contracts described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and
(ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.


Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account Investment Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

You will be entitled to give instructions regarding the votes attributable to your Contract, in your sole discretion.

You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS


MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Met Investors Fund's or American Funds'(Reg. TM) boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.


                                     TAXES


NON-QUALIFIED ANNUITY CONTRACTS

DIVERSIFICATION

In order for your non-qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.

We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract owners in the Investment Divisions from adverse tax consequences.

THE 3.8 % INVESTMENT TAX applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:


 CAPITAL GAINS   DIVIDENDS   OTHER
     23.8%        43.4%     43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED ANNUITY CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.


TYPES OF QUALIFIED PLANS



The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA


Established by an individual, or employer as part of an employer plan.

ROTH ACCOUNT


Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

(a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) Make certain withdrawals under plans for which a qualified consent is required;

(c)        Name someone other than the spouse as your beneficiary; or

(d)        Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Plan Limits for Individual Contributions:


 PLAN TYPE   ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
     IRA    $5,500                  $1,000


Dollar limits are for 2016 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2016.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                                  WITHDRAWALS

We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at Your Administrative Office, but We may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES

These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Contract for each Investment Division from year-end to year-end (except the highest possible and lowest possible mix which are in the Prospectus).


       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                   AMERICAN FUNDS(Reg. TM) CLASS 2 PORTFOLIOS

Lower charges for the GMIB Plus II, EDB I and LWG II were in effect prior to May 4, 2009. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as annual report). Charges for all versions of the Optional Guaranteed Income Benefits and the Optional GWBs are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing any one of these options with any other Contract options (such as the optional Annual Step-Up Death benefit and/or the earnings Preservation benefit) will result in a higher overall charge.



                                     1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.74
                                                                                 2013          10.59
                                                                                 2014          11.62
                                                                                 2015          12.32
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.04
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.34
                                                                                 2010           8.96
                                                                                 2011           9.92
                                                                                 2012           9.59
                                                                                 2013          10.76
                                                                                 2014          12.59
                                                                                 2015          13.19
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.59
                                                                                 2010           8.42
                                                                                 2011           9.44
                                                                                 2012           8.88
                                                                                 2013          10.19
                                                                                 2014          12.59
                                                                                 2015          13.23
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.03
                                                                                 2010           7.90
                                                                                 2011           9.24
                                                                                 2012           8.70
                                                                                 2013          10.09
                                                                                 2014          12.93
                                                                                 2015          13.82
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.14
                                                                                 2010           9.37
                                                                                 2011          10.17
                                                                                 2012          10.06
                                                                                 2013          11.02
                                                                                 2014          12.35
                                                                                 2015          12.94
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.61
                                                                                 2013          11.59
                                                                                 2014          11.05
                                                                                 2015          11.35
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.94
                                                                                 2010          13.23
                                                                                 2011          13.96
                                                                                 2012          11.01
                                                                                 2013          12.98
                                                                                 2014          14.76
                                                                                 2015          14.09
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          14.49
                                                                                 2010          15.14
                                                                                 2011          15.81



                                                                                                   NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.74   26,651,689.62
                                                                                        10.59   60,586,664.86
                                                                                        11.62   73,636,545.32
                                                                                        12.32   72,314,576.52
                                                                                        12.24   72,307,157.69
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.04    7,040,798.30
                                                                                         1.01   32,950,226.75
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.96   18,010,048.59
                                                                                         9.92   29,542,398.60
                                                                                         9.59   34,428,136.42
                                                                                        10.76   34,368,920.55
                                                                                        12.59   34,112,341.02
                                                                                        13.19   33,938,168.22
                                                                                        12.93   33,828,442.12
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.42   21,656,706.19
                                                                                         9.44   22,320,507.44
                                                                                         8.88   21,607,932.95
                                                                                        10.19   20,505,386.56
                                                                                        12.59   20,509,966.01
                                                                                        13.23   19,984,564.54
                                                                                        12.96   19,106,550.17
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.90    4,327,932.56
                                                                                         9.24   12,023,166.91
                                                                                         8.70   17,290,974.41
                                                                                        10.09   17,089,516.25
                                                                                        12.93   16,072,707.47
                                                                                        13.82   15,511,193.62
                                                                                        14.53   14,288,640.36
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.37   31,832,639.17
                                                                                        10.17   47,689,050.02
                                                                                        10.06   52,439,006.83
                                                                                        11.02   50,094,945.18
                                                                                        12.35   47,762,949.99
                                                                                        12.94   46,087,901.42
                                                                                        12.69   45,153,137.72
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.61   29,489,897.74
                                                                                        11.59   81,387,523.32
                                                                                        11.05   83,525,799.94
                                                                                        11.35   76,150,961.72
                                                                                        10.14   70,549,776.99
Baillie Gifford International Stock Investment Division (Class B)...............        13.23    3,503,823.36
                                                                                        13.96    3,594,551.26
                                                                                        11.01    3,776,314.57
                                                                                        12.98    3,507,363.06
                                                                                        14.76    3,211,140.18
                                                                                        14.09    3,020,989.18
                                                                                        13.61    2,721,144.11
Barclays Aggregate Bond Index Investment Division (Class B).....................        15.14   22,571,032.66
                                                                                        15.81   27,080,597.56
                                                                                        16.75   28,884,760.83

                                   1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2012          16.75
                                                                                         2013          17.14
                                                                                         2014          16.50
                                                                                         2015          17.18
BlackRock Bond Income Investment Division (Class B)..................................... 2009          47.30
                                                                                         2010          51.61
                                                                                         2011          55.08
                                                                                         2012          57.83
                                                                                         2013          61.27
                                                                                         2014          59.90
                                                                                         2015          63.18
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          18.37
                                                                                         2010          27.51
                                                                                         2011          32.46
                                                                                         2012          29.12
                                                                                         2013          32.81
                                                                                         2014          43.38
                                                                                         2015          46.55
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.57
                                                                                         2013          10.32
                                                                                         2014          11.24
                                                                                         2015          11.76
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.65
                                                                                         2010          10.39
                                                                                         2011          11.18
                                                                                         2012          11.27
                                                                                         2013          12.68
                                                                                         2014          16.50
                                                                                         2015          17.88
BlackRock Money Market Investment Division (Class B).................................... 2009          24.80
                                                                                         2010          24.56
                                                                                         2011          24.26
                                                                                         2012          23.96
                                                                                         2013          23.66
                                                                                         2014          23.36
                                                                                         2015          23.07
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.75
                                                                                         2010          12.56
                                                                                         2011          14.40
                                                                                         2012          13.43
                                                                                         2013          16.71
                                                                                         2014          17.08
                                                                                         2015          19.11
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.33
                                                                                         2010           6.27
                                                                                         2011           7.66
                                                                                         2012           7.82
                                                                                         2013           9.15
                                                                                         2014          13.16
                                                                                         2015          15.45
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          97.64
                                                                                         2010         150.27
                                                                                         2011         162.35
                                                                                         2012         148.24
                                                                                         2013         179.35
                                                                                         2014         228.11
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.42
                                                                                         2010           5.75
                                                                                         2011           6.10
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          25.02
                                                                                         2010          40.90
                                                                                         2011          46.45
                                                                                         2012          44.39
                                                                                         2013          48.52
                                                                                         2014          63.47
                                                                                         2015          69.49
Harris Oakmark International Investment Division (Class B).............................. 2009           9.12
                                                                                         2010          17.59
                                                                                         2011          20.22



                                                                                                           NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- --------------
                                                                                                17.14   29,905,111.71
                                                                                                16.50   32,334,133.11
                                                                                                17.18   32,080,491.89
                                                                                                16.99   32,108,192.20
BlackRock Bond Income Investment Division (Class B).....................................        51.61    2,153,908.25
                                                                                                55.08    2,703,572.45
                                                                                                57.83    2,858,684.31
                                                                                                61.27    2,913,383.40
                                                                                                59.90    2,897,846.65
                                                                                                63.18    2,982,274.59
                                                                                                62.61    2,975,051.16
BlackRock Capital Appreciation Investment Division (Class B)............................        27.51    1,948,378.56
                                                                                                32.46    2,151,515.42
                                                                                                29.12    2,541,342.82
                                                                                                32.81    2,406,118.40
                                                                                                43.38    2,078,319.03
                                                                                                46.55    1,881,107.25
                                                                                                48.73    1,728,266.33
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.57   39,142,427.78
                                                                                                10.32   85,443,566.94
                                                                                                11.24   98,794,182.84
                                                                                                11.76   97,374,890.82
                                                                                                11.60   97,895,507.55
BlackRock Large Cap Value Investment Division (Class B).................................        10.39    8,380,701.11
                                                                                                11.18    9,038,984.13
                                                                                                11.27    9,709,297.06
                                                                                                12.68    9,104,671.74
                                                                                                16.50    8,477,029.46
                                                                                                17.88    7,885,049.94
                                                                                                16.56    7,421,248.63
BlackRock Money Market Investment Division (Class B)....................................        24.56    1,111,335.11
                                                                                                24.26    1,344,514.09
                                                                                                23.96    1,804,163.17
                                                                                                23.66    2,197,866.28
                                                                                                23.36    2,092,136.92
                                                                                                23.07    1,729,390.14
                                                                                                22.79    1,568,875.74
Clarion Global Real Estate Investment Division (Class B)................................        12.56    8,085,427.70
                                                                                                14.40    7,970,798.69
                                                                                                13.43    8,200,052.38
                                                                                                16.71    7,497,653.11
                                                                                                17.08    7,486,754.52
                                                                                                19.11    6,809,334.82
                                                                                                18.61    6,136,271.00
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.27      889,731.52
                                                                                                 7.66    1,184,792.59
                                                                                                 7.82    4,333,191.00
                                                                                                 9.15    4,198,132.99
                                                                                                13.16    5,569,813.70
                                                                                                15.45   20,511,102.73
                                                                                                14.64   19,715,439.19
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       150.27    1,163,014.01
                                                                                               162.35    1,298,644.78
                                                                                               148.24    1,179,824.64
                                                                                               179.35    1,110,485.64
                                                                                               228.11      970,782.77
                                                                                               237.65            0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.75    1,433,098.82
                                                                                                 6.10    2,182,977.19
                                                                                                 6.49            0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        40.90      831,307.99
                                                                                                46.45      916,289.80
                                                                                                44.39      925,176.40
                                                                                                48.52      892,201.48
                                                                                                63.47      798,097.82
                                                                                                69.49      737,382.54
                                                                                                70.42      691,455.09
Harris Oakmark International Investment Division (Class B)..............................        17.59    7,094,853.93
                                                                                                20.22    9,180,544.61
                                                                                                17.12   10,899,004.55

                                            1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                    NUMBER OF
                                                                                         YEAR        END OF YEAR    ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION    UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE         YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- ---------------
                                                                             2012          17.12          21.86    10,001,942.39
                                                                             2013          21.86          28.17     9,506,036.94
                                                                             2014          28.17          26.21     9,334,364.77
                                                                             2015          26.21          24.71     8,963,313.41
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04   145,166,223.98
                                                                             2013           1.04           1.05   239,868,056.76
                                                                             2014           1.05           1.10   246,256,722.78
                                                                             2015           1.10           1.04   262,824,334.48
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          11.46          20.45     6,093,473.84
                                                                             2010          20.45          25.46     6,870,168.76
                                                                             2011          25.46          23.47     7,124,065.55
                                                                             2012          23.47          25.96             0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          25.84          26.59     6,561,328.53
                                                                             2013          26.59          34.22     5,868,523.88
                                                                             2014          34.22          37.05     5,282,697.59
                                                                             2015          37.05          33.30     4,962,252.48
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.44          12.94       943,098.40
                                                                             2010          12.94          16.12       847,369.93
                                                                             2011          16.12          15.75       883,526.54
                                                                             2012          15.75          18.39       836,820.13
                                                                             2013          18.39          25.46       775,718.86
                                                                             2014          25.46          27.13       738,783.76
                                                                             2015          27.13          26.34       707,621.89
Jennison Growth Investment Division (Class B)............................... 2009           3.22           4.74     3,200,189.21
                                                                             2010           4.74           5.21     4,846,933.72
                                                                             2011           5.21           5.15     7,348,067.70
                                                                             2012           5.15           5.88    12,237,786.15
                                                                             2013           5.88           7.95    10,549,695.81
                                                                             2014           7.95           8.53     9,409,055.76
                                                                             2015           8.53           9.32     8,639,367.82
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           5.02           7.90     2,343,856.14
                                                                             2010           7.90           8.53     2,771,815.26
                                                                             2011           8.53           8.31     2,875,553.19
                                                                             2012           8.31           9.35             0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.31          10.77     4,380,663.03
                                                                             2014          10.77          11.18     4,453,479.48
                                                                             2015          11.18          11.09     4,518,900.43
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.89           9.92     1,047,586.65
                                                                             2010           9.92          10.39     3,135,194.77
                                                                             2011          10.39          10.86     3,903,470.13
                                                                             2012          10.86          11.25     4,221,144.52
                                                                             2013          11.25          11.22             0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.05    98,278,267.87
                                                                             2013           1.05           1.15   266,300,003.77
                                                                             2014           1.15           1.21   302,816,471.27
                                                                             2015           1.21           1.21   356,682,896.05
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.84          12.58       113,887.01
                                                                             2010          12.58          14.82       335,245.49
                                                                             2011          14.82          13.12       583,006.55
                                                                             2012          13.12          14.94       604,712.57
                                                                             2013          14.94          19.62       560,276.59
                                                                             2014          19.62          20.22       569,462.31
                                                                             2015          20.22          18.48       568,863.68
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.27          10.90       136,941.85
                                                                             2010          10.90          13.13       435,179.67
                                                                             2011          13.13          12.77       866,891.11
                                                                             2012          12.77          14.75       888,380.33
                                                                             2013          14.75          17.07     4,137,910.13
                                                                             2014          17.07          17.44     3,856,491.64
                                                                             2015          17.44          17.43     3,470,888.36
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.50          10.09     1,736,399.97
                                                                             2010          10.09          11.14     3,115,137.26
                                                                             2011          11.14          11.24     4,545,106.28
                                                                             2012          11.24          12.48     4,504,444.08
                                                                             2013          12.48          13.04             0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          19.12          29.16     1,718,288.85
                                                                             2010          29.16          36.64     1,647,067.79
                                                                             2011          36.64          36.31     1,663,955.46
                                                                             2012          36.31          40.97     1,536,877.57
                                                                             2013          40.97          56.92     1,431,061.28
                                                                             2014          56.92          58.18     1,356,509.04

                              1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                        BEGINNING OF
                                                                                            YEAR
                                                                                        ACCUMULATION
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE
------------------------------------------------------------------------------- ------ --------------
                                                                                2015          58.18
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          16.26
                                                                                2010          21.25
                                                                                2011          23.71
                                                                                2012          24.46
                                                                                2013          27.28
                                                                                2014          29.09
                                                                                2015          30.12
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          16.49
                                                                                2010          27.17
                                                                                2011          30.80
                                                                                2012          32.39
                                                                                2013          35.69
                                                                                2014          48.12
                                                                                2015          48.32
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.32
                                                                                2010          14.28
                                                                                2011          17.29
                                                                                2012          14.30
                                                                                2013          16.65
                                                                                2014          20.99
                                                                                2015          19.34
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99
                                                                                2011          10.23
                                                                                2012          10.30
                                                                                2013          10.92
                                                                                2014          11.20
                                                                                2015          11.14
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98
                                                                                2012           9.77
                                                                                2013          10.07
                                                                                2014          10.06
                                                                                2015          10.04
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99
                                                                                2010          10.90
                                                                                2011          12.23
                                                                                2012          12.03
                                                                                2013          13.58
                                                                                2014          13.55
                                                                                2015          13.54
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          12.27
                                                                                2012          10.51
                                                                                2013          12.12
                                                                                2014          15.51
                                                                                2015          16.09
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.39
                                                                                2010           9.92
                                                                                2011          11.34
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.24
                                                                                2010          11.41
                                                                                2011          12.41
                                                                                2012          12.65
                                                                                2013          13.64
                                                                                2014          14.05
                                                                                2015          14.49
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.46
                                                                                2010          11.13
                                                                                2011          12.26
                                                                                2012          12.24
                                                                                2013          13.47
                                                                                2014          14.76
                                                                                2015          15.29
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.69
                                                                                2010          10.78
                                                                                2011          12.05
                                                                                2012          11.74
                                                                                2013          13.12
                                                                                2014          15.29
                                                                                2015          15.87
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.71
                                                                                2014          13.36



                                                                                                  NUMBER OF
                                                                                  END OF YEAR    ACCUMULATION
                                                                                 ACCUMULATION    UNITS END OF
INVESTMENT DIVISION                                                               UNIT VALUE         YEAR
------------------------------------------------------------------------------- -------------- ---------------
                                                                                       56.46     1,236,890.52
Lord Abbett Bond Debenture Investment Division (Class B).......................        21.25     4,795,673.99
                                                                                       23.71     5,207,933.54
                                                                                       24.46     5,522,429.14
                                                                                       27.28     5,370,333.81
                                                                                       29.09     5,443,285.29
                                                                                       30.12     5,271,936.00
                                                                                       29.10     4,743,807.12
Met/Artisan Mid Cap Value Investment Division (Class B)........................        27.17     1,570,093.26
                                                                                       30.80     1,517,144.93
                                                                                       32.39     1,530,638.68
                                                                                       35.69     1,486,443.05
                                                                                       48.12     1,463,616.68
                                                                                       48.32     1,385,658.28
                                                                                       43.10     1,254,997.65
Met/Dimensional International Small Company Investment Division
(Class B)......................................................................        14.28        41,334.94
                                                                                       17.29        97,657.17
                                                                                       14.30       130,684.98
                                                                                       16.65       115,843.51
                                                                                       20.99       118,025.32
                                                                                       19.34       155,102.73
                                                                                       20.20       167,661.11
Met/Eaton Vance Floating Rate Investment Division (Class B)....................        10.23        51,612.00
                                                                                       10.30       228,398.91
                                                                                       10.92       248,586.92
                                                                                       11.20       769,824.25
                                                                                       11.14       917,763.51
                                                                                       10.91       933,770.90
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011).....................................................................         9.77       371,470.99
                                                                                       10.07       757,543.49
                                                                                       10.06     4,409,494.93
                                                                                       10.04     5,652,841.81
                                                                                        9.86     4,824,691.54
Met/Templeton International Bond Investment Division (Class B).................        10.90        37,725.86
                                                                                       12.23       204,548.62
                                                                                       12.03       334,312.02
                                                                                       13.58       360,242.72
                                                                                       13.55       360,288.94
                                                                                       13.54       336,569.35
                                                                                       12.81       322,931.15
MetLife Asset Allocation 100 Investment Division (Class B).....................        10.51     3,213,867.32
                                                                                       12.12     3,174,538.90
                                                                                       15.51     3,085,476.41
                                                                                       16.09     3,096,472.25
                                                                                       15.57     2,882,590.10
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))...........................         9.92     3,269,816.84
                                                                                       11.34     3,262,852.24
                                                                                       12.30             0.00
MetLife Asset Allocation 20 Investment Division (Class B)......................        11.41    17,602,835.04
                                                                                       12.41    23,163,874.60
                                                                                       12.65    26,465,409.52
                                                                                       13.64    27,845,228.02
                                                                                       14.05    25,190,572.09
                                                                                       14.49    23,525,533.50
                                                                                       14.23    21,819,677.53
MetLife Asset Allocation 40 Investment Division (Class B)......................        11.13    49,865,699.83
                                                                                       12.26    62,047,149.36
                                                                                       12.24    69,578,602.61
                                                                                       13.47    68,625,951.23
                                                                                       14.76    65,491,836.50
                                                                                       15.29    60,893,404.39
                                                                                       14.94    55,402,426.59
MetLife Asset Allocation 60 Investment Division (Class B)......................        10.78   131,317,908.56
                                                                                       12.05   168,769,081.52
                                                                                       11.74   186,589,260.69
                                                                                       13.12   179,133,091.06
                                                                                       15.29   174,250,653.46
                                                                                       15.87   163,949,907.27
                                                                                       15.47   152,393,940.35
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013).....................        13.36     4,090,927.70
                                                                                       13.32             0.00

                               1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           7.01
                                                                                 2010          10.38
                                                                                 2011          11.75
                                                                                 2012          11.17
                                                                                 2013          12.73
                                                                                 2014          15.63
                                                                                 2015          16.24
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.18
                                                                                 2010           8.93
                                                                                 2011           9.71
                                                                                 2012           9.42
                                                                                 2013          10.80
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.39
                                                                                 2013          10.49
                                                                                 2014          11.84
                                                                                 2015          12.83
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.76
                                                                                 2010          14.20
                                                                                 2011          17.67
                                                                                 2012          17.07
                                                                                 2013          19.78
                                                                                 2014          25.95
                                                                                 2015          27.99
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.08
                                                                                 2014           1.13
                                                                                 2015           1.22
MetLife Stock Index Investment Division (Class B)............................... 2009          23.35
                                                                                 2010          35.18
                                                                                 2011          39.78
                                                                                 2012          39.93
                                                                                 2013          45.51
                                                                                 2014          59.20
                                                                                 2015          66.12
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.47
                                                                                 2010          10.36
                                                                                 2011          12.66
                                                                                 2012          10.16
                                                                                 2013          11.93
                                                                                 2014          11.20
                                                                                 2015          10.34
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           8.18
                                                                                 2010          13.38
                                                                                 2011          14.72
                                                                                 2012          12.98
                                                                                 2013          14.96
                                                                                 2014          17.62
                                                                                 2015          16.19
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          32.40
                                                                                 2010          42.46
                                                                                 2011          46.04
                                                                                 2012          46.45
                                                                                 2013          51.06
                                                                                 2014          59.85
                                                                                 2015          64.05
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.57
                                                                                 2010          11.03
                                                                                 2011          12.12
                                                                                 2012          12.04
                                                                                 2013          13.83
                                                                                 2014          18.50
                                                                                 2015          20.20
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.59
                                                                                 2010           8.14
                                                                                 2011           8.93
                                                                                 2012           8.77
                                                                                 2013           9.87
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          13.13
                                                                                 2011          15.26
                                                                                 2012          14.03
                                                                                 2013          15.14
                                                                                 2014          20.79



                                                                                                   NUMBER OF
                                                                                   END OF YEAR    ACCUMULATION
                                                                                  ACCUMULATION    UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE         YEAR
-------------------------------------------------------------------------------- -------------- ---------------
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.38    94,187,888.95
                                                                                        11.75    89,964,106.50
                                                                                        11.17    86,864,544.96
                                                                                        12.73    80,829,336.58
                                                                                        15.63    77,299,106.53
                                                                                        16.24    76,437,672.23
                                                                                        15.77    70,626,113.84
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.93     4,026,633.31
                                                                                         9.71     4,308,306.30
                                                                                         9.42     4,215,602.89
                                                                                        10.80     4,034,161.72
                                                                                        11.64             0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.39    36,775,185.96
                                                                                        10.49    85,936,719.25
                                                                                        11.84   136,462,242.32
                                                                                        12.83   152,347,296.18
                                                                                        12.15   162,793,561.11
MetLife Mid Cap Stock Index Investment Division (Class B).......................        14.20     6,981,447.54
                                                                                        17.67     7,442,901.10
                                                                                        17.07     8,144,543.01
                                                                                        19.78     7,896,397.33
                                                                                        25.95     7,508,378.40
                                                                                        27.99     7,247,852.53
                                                                                        26.92     6,995,922.57
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.13   125,232,192.04
                                                                                         1.22   223,560,130.68
                                                                                         1.19   369,143,477.21
MetLife Stock Index Investment Division (Class B)...............................        35.18    12,672,183.55
                                                                                        39.78    13,968,745.16
                                                                                        39.93    14,624,119.22
                                                                                        45.51    13,800,270.63
                                                                                        59.20    12,439,421.12
                                                                                        66.12    11,401,442.90
                                                                                        65.89    10,795,176.31
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.36       442,107.18
                                                                                        12.66     1,370,141.30
                                                                                        10.16     2,124,917.48
                                                                                        11.93     2,169,962.76
                                                                                        11.20     2,446,839.30
                                                                                        10.34     2,625,897.30
                                                                                         8.80     2,918,722.26
MFS(Reg. TM) Research International Investment Division (Class B)...............        13.38     6,574,559.75
                                                                                        14.72     6,633,116.35
                                                                                        12.98     6,669,158.46
                                                                                        14.96     6,199,776.38
                                                                                        17.62     5,699,568.82
                                                                                        16.19     5,493,187.14
                                                                                        15.71     5,108,848.62
MFS(Reg. TM) Total Return Investment Division (Class B).........................        42.46       734,187.61
                                                                                        46.04       800,296.85
                                                                                        46.45       826,082.65
                                                                                        51.06       805,689.47
                                                                                        59.85       795,649.97
                                                                                        64.05       768,192.95
                                                                                        63.01       702,453.20
MFS(Reg. TM) Value Investment Division (Class B)................................        11.03     5,869,418.70
                                                                                        12.12     7,052,289.57
                                                                                        12.04     7,522,386.23
                                                                                        13.83     7,315,037.13
                                                                                        18.50    10,581,680.77
                                                                                        20.20     9,721,609.85
                                                                                        19.87     8,713,694.38
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.14     1,350,684.01
                                                                                         8.93     2,282,456.12
                                                                                         8.77     2,997,757.80
                                                                                         9.87     2,797,219.63
                                                                                        10.81             0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        15.26     2,487,134.48
                                                                                        14.03     2,843,297.98
                                                                                        15.14     2,692,713.11
                                                                                        20.79     2,297,231.09
                                                                                        20.74     2,209,248.85

                               1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015          20.74
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.53
                                                                                  2010          12.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.64
                                                                                  2010          12.24
                                                                                  2011          13.04
                                                                                  2012          11.25
                                                                                  2013          13.11
                                                                                  2014          15.74
                                                                                  2015          14.57
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          15.13
                                                                                  2011          16.59
                                                                                  2012          17.29
                                                                                  2013          18.74
                                                                                  2014          25.57
                                                                                  2015          25.18
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.23
                                                                                  2010          13.02
                                                                                  2011          15.80
                                                                                  2012          14.78
                                                                                  2013          15.37
Oppenheimer Global Equity Investment Division (Class B).......................... 2009          10.18
                                                                                  2010          16.66
                                                                                  2011          19.07
                                                                                  2012          17.25
                                                                                  2013          20.64
                                                                                  2014          25.92
                                                                                  2015          26.14
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.59
                                                                                  2010           8.61
                                                                                  2011           9.15
                                                                                  2012           8.42
                                                                                  2013          10.16
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.61
                                                                                  2010          13.09
                                                                                  2011          13.93
                                                                                  2012          15.29
                                                                                  2013          16.48
                                                                                  2014          14.76
                                                                                  2015          15.00
PIMCO Total Return Investment Division (Class B)................................. 2009          13.24
                                                                                  2010          15.56
                                                                                  2011          16.62
                                                                                  2012          16.94
                                                                                  2013          18.28
                                                                                  2014          17.70
                                                                                  2015          18.22
Pioneer Strategic Income Investment Division (Class E)........................... 2009          18.00
                                                                                  2010          23.15
                                                                                  2011          25.61
                                                                                  2012          26.17
                                                                                  2013          28.80
                                                                                  2014          28.85
                                                                                  2015          29.75
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.76
                                                                                  2013          10.96
                                                                                  2014          10.34
                                                                                  2015          10.98
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.76
                                                                                  2015          11.54
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           9.36
                                                                                  2010          14.69
                                                                                  2011          18.36
                                                                                  2012          17.36
                                                                                  2013          19.89
                                                                                  2014          27.15
                                                                                  2015          28.09
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........... 2012           1.01



                                                                                                    NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- --------------
                                                                                         19.45    2,061,789.43
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        12.00    2,335,775.65
                                                                                         12.99            0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        12.24   11,163,950.75
                                                                                         13.04   12,685,686.41
                                                                                         11.25   14,595,718.30
                                                                                         13.11   14,435,971.24
                                                                                         15.74   13,451,974.55
                                                                                         14.57   13,926,384.22
                                                                                         14.20   14,030,882.55
Neuberger Berman Genesis Investment Division (Class B)...........................        16.59    3,382,746.43
                                                                                         17.29    3,242,629.17
                                                                                         18.74    3,027,293.41
                                                                                         25.57    3,595,800.35
                                                                                         25.18    3,266,027.56
                                                                                         24.96    2,876,496.39
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        13.02    1,384,640.85
                                                                                         15.80    1,392,901.19
                                                                                         14.78    1,486,644.47
                                                                                         15.37    1,344,367.91
                                                                                         16.67            0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        16.66    2,530,763.05
                                                                                         19.07    3,078,106.91
                                                                                         17.25    3,539,470.40
                                                                                         20.64    3,291,982.18
                                                                                         25.92    3,718,443.28
                                                                                         26.14    3,583,443.08
                                                                                         26.83    3,470,615.39
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.61      687,554.56
                                                                                          9.15    1,068,648.57
                                                                                          8.42    1,415,850.80
                                                                                         10.16    1,346,063.32
                                                                                         10.80            0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03    3,855,645.65
                                                                                          0.96   16,973,682.53
PIMCO Inflation Protected Bond Investment Division (Class B).....................        13.09   14,097,736.84
                                                                                         13.93   18,853,712.18
                                                                                         15.29   22,060,834.54
                                                                                         16.48   23,103,607.27
                                                                                         14.76   20,921,626.20
                                                                                         15.00   18,776,351.61
                                                                                         14.36   17,352,657.26
PIMCO Total Return Investment Division (Class B).................................        15.56   21,012,926.60
                                                                                         16.62   29,547,685.64
                                                                                         16.94   32,720,206.08
                                                                                         18.28   33,459,538.47
                                                                                         17.70   33,294,516.54
                                                                                         18.22   30,162,776.71
                                                                                         17.99   27,944,679.28
Pioneer Strategic Income Investment Division (Class E)...........................        23.15      190,419.91
                                                                                         25.61      713,578.24
                                                                                         26.17    1,217,423.97
                                                                                         28.80    1,440,256.83
                                                                                         28.85    1,393,849.45
                                                                                         29.75    1,463,817.53
                                                                                         28.96    1,463,715.54
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.76   10,522,294.15
                                                                                         10.96   32,068,305.21
                                                                                         10.34   31,404,922.55
                                                                                         10.98   29,122,721.93
                                                                                         10.89   28,501,250.41
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.76    2,942,032.89
                                                                                         11.54    6,462,747.17
                                                                                         11.26   17,140,291.91
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        14.69    3,896,039.18
                                                                                         18.36    4,040,992.74
                                                                                         17.36    4,329,427.86
                                                                                         19.89    4,195,443.26
                                                                                         27.15    3,985,416.76
                                                                                         28.09    3,973,488.34
                                                                                         26.50    3,885,321.94
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...........         1.06   67,974,801.15

                                            1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                    BEGINNING OF                    NUMBER OF
                                                                                        YEAR        END OF YEAR    ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION    UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE         YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- ---------------
                                                                            2013           1.06           1.16   167,476,225.23
                                                                            2014           1.16           1.23   186,926,839.25
                                                                            2015           1.23           1.21   228,593,841.12
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))....................... 2009           7.50          10.62     9,979,215.54
                                                                            2010          10.62          11.77    27,821,570.04
                                                                            2011          11.77          11.75    39,524,198.83
                                                                            2012          11.75          13.09    40,225,522.76
                                                                            2013          13.09          14.60    38,653,105.18
                                                                            2014          14.60          15.26    36,167,858.36
                                                                            2015          15.26          14.77    34,085,827.28
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B))............................................. 2009           6.63          10.06     3,058,162.85
                                                                            2010          10.06          11.35     4,291,610.98
                                                                            2011          11.35          10.97     4,758,320.83
                                                                            2012          10.97          12.46     5,212,125.54
                                                                            2013          12.46          14.53     5,780,859.59
                                                                            2014          14.53          15.12     5,831,845.05
                                                                            2015          15.12          14.59     5,624,540.44
T. Rowe Price Large Cap Growth Investment Division (Class B)............... 2013          17.79          22.49     6,484,456.47
                                                                            2014          22.49          24.17     6,147,922.34
                                                                            2015          24.17          26.38     6,380,378.67
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B)).............................. 2009           3.20           5.57     6,605,032.05
                                                                            2010           5.57           7.02     7,452,605.10
                                                                            2011           7.02           6.25     8,293,969.11
                                                                            2012           6.25           6.92     7,942,344.23
                                                                            2013           6.92           7.24             0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)................. 2009           5.22           8.43     8,896,812.31
                                                                            2010           8.43          10.63    10,543,521.65
                                                                            2011          10.63          10.33    11,726,128.73
                                                                            2012          10.33          11.60    11,397,693.54
                                                                            2013          11.60          15.64    10,844,895.76
                                                                            2014          15.64          17.42    10,327,747.97
                                                                            2015          17.42          18.35    10,275,764.81
T. Rowe Price Small Cap Growth Investment Division (Class B)............... 2009           8.83          13.92     1,973,633.33
                                                                            2010          13.92          18.51     2,914,342.13
                                                                            2011          18.51          18.54     3,448,513.28
                                                                            2012          18.54          21.23     3,334,995.65
                                                                            2013          21.23          30.22     3,293,870.13
                                                                            2014          30.22          31.83     3,163,635.81
                                                                            2015          31.83          32.21     3,305,734.92
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009).. 2009          11.06          14.81       170,726.13
                                                                            2010          14.81          18.87       650,573.92
                                                                            2011          18.87          15.53     1,148,333.46
                                                                            2012          15.53          15.73     1,306,977.27
                                                                            2013          15.73          17.21     1,186,585.15
                                                                            2014          17.21          13.79     1,314,208.63
                                                                            2015          13.79           9.16     1,712,109.92
Western Asset Management U.S. Government Investment Division (Class B)..... 2009          16.56          17.08     5,880,515.48
                                                                            2010          17.08          17.80     6,431,005.46
                                                                            2011          17.80          18.50     6,310,303.78
                                                                            2012          18.50          18.83     6,276,242.56
                                                                            2013          18.83          18.43     6,066,931.54
                                                                            2014          18.43          18.66     5,524,684.17
                                                                            2015          18.66          18.49     5,014,789.22
WMC Core Equity Opportunities Investment Division (Class B)................ 2009          18.83          30.64     6,659,881.00
                                                                            2010          30.64          33.80     7,609,124.88
                                                                            2011          33.80          31.96     7,861,376.38
                                                                            2012          31.96          35.54     7,323,440.01
                                                                            2013          35.54          46.81     6,541,614.76
                                                                            2014          46.81          51.01     5,697,578.70
                                                                            2015          51.01          51.46     5,008,149.42
WMC Large Cap Research Investment Division (Class B)....................... 2009          42.90          59.56       357,508.56
                                                                            2010          59.56          66.14       351,775.03
                                                                            2011          66.14          65.49       389,135.33
                                                                            2012          65.49          73.35       352,713.46
                                                                            2013          73.35          97.27       325,123.73
                                                                            2014          97.27         109.03       287,205.87
                                                                            2015         109.03         112.52       251,994.39

                                                                                         AT 1.50 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.47          25.46   7,376,589.98
                                                                                2010          25.46          30.70   7,743,762.55
                                                                                2011          30.70          24.45   8,041,761.60
                                                                                2012          24.45          28.46   7,363,012.38
                                                                                2013          28.46          35.97   6,676,357.08
                                                                                2014          35.97          36.19   6,275,974.03
                                                                                2015          36.19          35.74   5,723,908.81
American Funds Growth-Income Investment Division (Class 2)..................... 2009          61.61          92.76   2,337,384.35
                                                                                2010          92.76         101.82   2,535,035.68
                                                                                2011         101.82          98.48   2,636,733.23
                                                                                2012          98.48         113.96   2,481,403.31
                                                                                2013         113.96         149.88   2,235,737.74
                                                                                2014         149.88         163.35   2,065,971.05
                                                                                2015         163.35         163.26   1,909,121.24





                                     1.35 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.73
                                                                                 2013          10.57
                                                                                 2014          11.59
                                                                                 2015          12.28
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.04
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.34
                                                                                 2010           8.94
                                                                                 2011           9.90
                                                                                 2012           9.56
                                                                                 2013          10.71
                                                                                 2014          12.52
                                                                                 2015          13.10
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.59
                                                                                 2010           8.41
                                                                                 2011           9.41
                                                                                 2012           8.85
                                                                                 2013          10.14
                                                                                 2014          12.52
                                                                                 2015          13.14
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.02
                                                                                 2010           7.89
                                                                                 2011           9.21
                                                                                 2012           8.67
                                                                                 2013          10.04
                                                                                 2014          12.86
                                                                                 2015          13.73
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.13
                                                                                 2010           9.35
                                                                                 2011          10.14
                                                                                 2012          10.03
                                                                                 2013          10.96
                                                                                 2014          12.28
                                                                                 2015          12.85
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.60
                                                                                 2013          11.57
                                                                                 2014          11.02
                                                                                 2015          11.31
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.79
                                                                                 2010          12.99
                                                                                 2011          13.69
                                                                                 2012          10.79
                                                                                 2013          12.70
                                                                                 2014          14.43
                                                                                 2015          13.76
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          14.34
                                                                                 2010          14.97



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.73     700,497.55
                                                                                        10.57   1,598,037.97
                                                                                        11.59   1,909,287.19
                                                                                        12.28   1,920,754.96
                                                                                        12.18   1,888,053.26
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.04     137,400.36
                                                                                         1.01     676,517.47
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.94     529,517.88
                                                                                         9.90   1,046,788.06
                                                                                         9.56   1,224,203.58
                                                                                        10.71   1,032,316.71
                                                                                        12.52   1,071,140.63
                                                                                        13.10   1,026,928.88
                                                                                        12.83     988,796.80
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.41     262,619.09
                                                                                         9.41     408,043.17
                                                                                         8.85     317,356.58
                                                                                        10.14     428,344.81
                                                                                        12.52     435,043.15
                                                                                        13.14     377,062.65
                                                                                        12.87     354,912.53
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.89     275,606.63
                                                                                         9.21     687,139.67
                                                                                         8.67     939,838.48
                                                                                        10.04     944,438.60
                                                                                        12.86     888,053.52
                                                                                        13.73     825,682.01
                                                                                        14.42     763,974.02
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.35     582,287.39
                                                                                        10.14   1,461,792.86
                                                                                        10.03   1,722,907.35
                                                                                        10.96   1,696,678.62
                                                                                        12.28   1,615,230.87
                                                                                        12.85   1,526,132.72
                                                                                        12.59   1,347,645.81
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.60     798,707.65
                                                                                        11.57   1,962,454.26
                                                                                        11.02   2,210,992.80
                                                                                        11.31   2,026,748.02
                                                                                        10.09   1,919,263.99
Baillie Gifford International Stock Investment Division (Class B)...............        12.99      10,183.87
                                                                                        13.69      30,641.28
                                                                                        10.79      52,318.52
                                                                                        12.70      48,827.19
                                                                                        14.43      46,118.50
                                                                                        13.76      46,795.70
                                                                                        13.28      45,741.58
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.97     224,326.09
                                                                                        15.62     542,039.85

                                   1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          15.62
                                                                                         2012          16.53
                                                                                         2013          16.90
                                                                                         2014          16.25
                                                                                         2015          16.91
BlackRock Bond Income Investment Division (Class B)..................................... 2009          46.11
                                                                                         2010          50.27
                                                                                         2011          53.60
                                                                                         2012          56.21
                                                                                         2013          59.49
                                                                                         2014          58.10
                                                                                         2015          61.23
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          18.11
                                                                                         2010          27.10
                                                                                         2011          31.94
                                                                                         2012          28.63
                                                                                         2013          32.21
                                                                                         2014          42.56
                                                                                         2015          45.62
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.57
                                                                                         2013          10.30
                                                                                         2014          11.21
                                                                                         2015          11.72
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.60
                                                                                         2010          10.31
                                                                                         2011          11.08
                                                                                         2012          11.16
                                                                                         2013          12.55
                                                                                         2014          16.31
                                                                                         2015          17.65
BlackRock Money Market Investment Division (Class B).................................... 2009          24.18
                                                                                         2010          23.92
                                                                                         2011          23.60
                                                                                         2012          23.29
                                                                                         2013          22.97
                                                                                         2014          22.66
                                                                                         2015          22.36
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.71
                                                                                         2010          12.49
                                                                                         2011          14.30
                                                                                         2012          13.32
                                                                                         2013          16.56
                                                                                         2014          16.92
                                                                                         2015          18.91
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.29
                                                                                         2010           6.21
                                                                                         2011           7.59
                                                                                         2012           7.73
                                                                                         2013           9.04
                                                                                         2014          12.99
                                                                                         2015          15.23
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          95.05
                                                                                         2010         146.15
                                                                                         2011         157.74
                                                                                         2012         143.89
                                                                                         2013         173.91
                                                                                         2014         220.97
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.38
                                                                                         2010           5.69
                                                                                         2011           6.03
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          24.50
                                                                                         2010          40.03
                                                                                         2011          45.41
                                                                                         2012          43.35
                                                                                         2013          47.34
                                                                                         2014          61.86
                                                                                         2015          67.66
Harris Oakmark International Investment Division (Class B).............................. 2009           9.05
                                                                                         2010          17.44



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                16.53     624,973.55
                                                                                                16.90     687,266.75
                                                                                                16.25     750,682.91
                                                                                                16.91     779,866.02
                                                                                                16.70     748,202.63
BlackRock Bond Income Investment Division (Class B).....................................        50.27      13,209.00
                                                                                                53.60      49,867.43
                                                                                                56.21      69,143.50
                                                                                                59.49      75,005.18
                                                                                                58.10      81,741.44
                                                                                                61.23     100,075.27
                                                                                                60.61     101,628.40
BlackRock Capital Appreciation Investment Division (Class B)............................        27.10      18,387.25
                                                                                                31.94      42,679.86
                                                                                                28.63      62,047.96
                                                                                                32.21      64,372.08
                                                                                                42.56      53,323.00
                                                                                                45.62      52,752.57
                                                                                                47.71      50,488.20
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.57     970,654.11
                                                                                                10.30   2,069,694.85
                                                                                                11.21   2,446,192.58
                                                                                                11.72   2,373,101.21
                                                                                                11.55   2,416,857.23
BlackRock Large Cap Value Investment Division (Class B).................................        10.31      20,837.45
                                                                                                11.08      90,242.70
                                                                                                11.16     116,109.80
                                                                                                12.55     123,733.52
                                                                                                16.31     113,765.89
                                                                                                17.65     118,175.53
                                                                                                16.34     122,088.84
BlackRock Money Market Investment Division (Class B)....................................        23.92           0.00
                                                                                                23.60       6,914.44
                                                                                                23.29      16,827.58
                                                                                                22.97      13,519.93
                                                                                                22.66      30,555.47
                                                                                                22.36      30,416.98
                                                                                                22.06      17,459.86
Clarion Global Real Estate Investment Division (Class B)................................        12.49     113,147.00
                                                                                                14.30     142,540.12
                                                                                                13.32     153,001.73
                                                                                                16.56     140,643.64
                                                                                                16.92     159,038.72
                                                                                                18.91     153,460.53
                                                                                                18.39     145,660.28
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.21       4,228.23
                                                                                                 7.59      37,999.75
                                                                                                 7.73     114,121.94
                                                                                                 9.04     124,366.49
                                                                                                12.99     150,366.16
                                                                                                15.23     547,261.68
                                                                                                14.42     554,022.96
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       146.15      15,083.61
                                                                                               157.74      29,768.40
                                                                                               143.89      30,783.56
                                                                                               173.91      30,120.49
                                                                                               220.97      26,947.54
                                                                                               230.13           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.69      12,624.40
                                                                                                 6.03      48,460.26
                                                                                                 6.41           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        40.03       5,804.82
                                                                                                45.41      19,715.03
                                                                                                43.35      24,297.29
                                                                                                47.34      26,979.85
                                                                                                61.86      24,368.94
                                                                                                67.66      23,968.25
                                                                                                68.49      24,315.58
Harris Oakmark International Investment Division (Class B)..............................        17.44      50,265.59
                                                                                                20.04     164,125.62

                                           1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          20.04          16.95     271,704.84
                                                                             2012          16.95          21.61     264,584.11
                                                                             2013          21.61          27.83     236,602.74
                                                                             2014          27.83          25.86     261,717.45
                                                                             2015          25.86          24.36     272,001.72
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04   3,583,816.56
                                                                             2013           1.04           1.05   6,063,904.68
                                                                             2014           1.05           1.09   5,467,799.47
                                                                             2015           1.09           1.03   5,390,595.80
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          11.34          20.23      24,835.01
                                                                             2010          20.23          25.15      64,868.16
                                                                             2011          25.15          23.16      88,624.27
                                                                             2012          23.16          25.62           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          25.49          26.21      90,739.87
                                                                             2013          26.21          33.70      77,323.83
                                                                             2014          33.70          36.46      75,542.35
                                                                             2015          36.46          32.74      77,262.68
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.37          12.83       4,949.43
                                                                             2010          12.83          15.97      12,778.31
                                                                             2011          15.97          15.59      15,181.29
                                                                             2012          15.59          18.18      13,109.11
                                                                             2013          18.18          25.15      17,693.71
                                                                             2014          25.15          26.77      18,719.47
                                                                             2015          26.77          25.96      19,467.70
Jennison Growth Investment Division (Class B)............................... 2009           3.19           4.69      41,542.08
                                                                             2010           4.69           5.15     133,033.11
                                                                             2011           5.15           5.09     182,276.94
                                                                             2012           5.09           5.81     307,229.22
                                                                             2013           5.81           7.84     309,583.58
                                                                             2014           7.84           8.41     263,546.94
                                                                             2015           8.41           9.17     270,036.72
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.98           7.83      22,606.09
                                                                             2010           7.83           8.45      52,770.37
                                                                             2011           8.45           8.22      71,696.93
                                                                             2012           8.22           9.25           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.26          10.71     297,634.22
                                                                             2014          10.71          11.11     298,570.71
                                                                             2015          11.11          11.01     286,169.45
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.88           9.90      68,793.72
                                                                             2010           9.90          10.36     197,147.65
                                                                             2011          10.36          10.82     246,741.63
                                                                             2012          10.82          11.20     267,844.25
                                                                             2013          11.20          11.17           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.05   1,690,213.53
                                                                             2013           1.05           1.15   6,548,971.71
                                                                             2014           1.15           1.21   7,681,427.53
                                                                             2015           1.21           1.20   8,295,172.71
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.81          12.52       5,896.80
                                                                             2010          12.52          14.74      17,369.61
                                                                             2011          14.74          13.03      23,700.49
                                                                             2012          13.03          14.83      25,562.96
                                                                             2013          14.83          19.45      21,848.72
                                                                             2014          19.45          20.03      27,233.04
                                                                             2015          20.03          18.29      29,410.04
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.25          10.86       8,843.56
                                                                             2010          10.86          13.07      33,303.04
                                                                             2011          13.07          12.70      54,405.50
                                                                             2012          12.70          14.65      60,020.73
                                                                             2013          14.65          16.93     126,849.29
                                                                             2014          16.93          17.29     113,926.95
                                                                             2015          17.29          17.26     111,570.05
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.49          10.07      26,771.53
                                                                             2010          10.07          11.11      45,208.76
                                                                             2011          11.11          11.20      77,002.11
                                                                             2012          11.20          12.43     101,112.78
                                                                             2013          12.43          12.97           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          18.84          28.71      10,378.14
                                                                             2010          28.71          36.03      20,350.41
                                                                             2011          36.03          35.67      24,581.11
                                                                             2012          35.67          40.21      26,722.38
                                                                             2013          40.21          55.81      23,846.43

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          55.81          56.99      26,324.35
                                                                                2015          56.99          55.25      27,619.48
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          16.05          20.96      20,400.90
                                                                                2010          20.96          23.36      47,037.36
                                                                                2011          23.36          24.08      66,023.15
                                                                                2012          24.08          26.83      80,608.52
                                                                                2013          26.83          28.58      98,257.50
                                                                                2014          28.58          29.56     107,730.12
                                                                                2015          29.56          28.53     112,375.82
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          16.23          26.72       3,924.97
                                                                                2010          26.72          30.26      11,810.89
                                                                                2011          30.26          31.79      20,131.07
                                                                                2012          31.79          35.00      18,636.38
                                                                                2013          35.00          47.13      17,496.54
                                                                                2014          47.13          47.28      22,895.64
                                                                                2015          47.28          42.14      22,459.10
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.32          14.27       1,674.78
                                                                                2010          14.27          17.26       9,764.56
                                                                                2011          17.26          14.26      16,064.16
                                                                                2012          14.26          16.59      16,377.23
                                                                                2013          16.59          20.88      15,078.27
                                                                                2014          20.88          19.22      18,528.42
                                                                                2015          19.22          20.06      19,781.43
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.22       2,257.72
                                                                                2011          10.22          10.29       6,640.87
                                                                                2012          10.29          10.89      10,262.36
                                                                                2013          10.89          11.16      33,468.50
                                                                                2014          11.16          11.09      46,665.68
                                                                                2015          11.09          10.85      55,660.37
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.77      10,452.94
                                                                                2012           9.77          10.06      32,813.30
                                                                                2013          10.06          10.04     188,388.01
                                                                                2014          10.04          10.01     243,143.67
                                                                                2015          10.01           9.81     211,005.96
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.90       3,407.44
                                                                                2010          10.90          12.21       8,272.30
                                                                                2011          12.21          12.00      14,876.84
                                                                                2012          12.00          13.53      18,404.79
                                                                                2013          13.53          13.49      17,128.40
                                                                                2014          13.49          13.46      16,338.63
                                                                                2015          13.46          12.73      16,112.71
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          12.19          10.44      84,103.05
                                                                                2012          10.44          12.03      78,050.38
                                                                                2013          12.03          15.37      82,992.33
                                                                                2014          15.37          15.94     120,479.68
                                                                                2015          15.94          15.41      94,254.97
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.37           9.88      30,941.73
                                                                                2010           9.88          11.28      36,048.97
                                                                                2011          11.28          12.23           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.21          11.36      58,176.30
                                                                                2010          11.36          12.34     194,053.86
                                                                                2011          12.34          12.57     220,866.70
                                                                                2012          12.57          13.54     252,850.55
                                                                                2013          13.54          13.93     247,543.87
                                                                                2014          13.93          14.35     204,308.80
                                                                                2015          14.35          14.08     186,552.40
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.43          11.08     194,396.61
                                                                                2010          11.08          12.19     607,341.35
                                                                                2011          12.19          12.15     871,059.68
                                                                                2012          12.15          13.37     922,064.88
                                                                                2013          13.37          14.63     984,633.26
                                                                                2014          14.63          15.14     943,822.45
                                                                                2015          15.14          14.78     869,035.68
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.66          10.73   1,130,743.06
                                                                                2010          10.73          11.98   3,535,250.59
                                                                                2011          11.98          11.66   4,493,700.87
                                                                                2012          11.66          13.02   4,221,672.84
                                                                                2013          13.02          15.16   4,160,510.92
                                                                                2014          15.16          15.71   4,040,729.45
                                                                                2015          15.71          15.31   3,828,951.58
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.65          13.29      88,887.62

                               1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          13.29
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.98
                                                                                 2010          10.33
                                                                                 2011          11.69
                                                                                 2012          11.10
                                                                                 2013          12.63
                                                                                 2014          15.49
                                                                                 2015          16.08
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.17
                                                                                 2010           8.92
                                                                                 2011           9.68
                                                                                 2012           9.39
                                                                                 2013          10.75
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.38
                                                                                 2013          10.47
                                                                                 2014          11.81
                                                                                 2015          12.78
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.68
                                                                                 2010          14.07
                                                                                 2011          17.49
                                                                                 2012          16.88
                                                                                 2013          19.54
                                                                                 2014          25.60
                                                                                 2015          27.59
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.21
MetLife Stock Index Investment Division (Class B)............................... 2009          22.91
                                                                                 2010          34.49
                                                                                 2011          38.96
                                                                                 2012          39.07
                                                                                 2013          44.49
                                                                                 2014          57.81
                                                                                 2015          64.51
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.45
                                                                                 2010          10.33
                                                                                 2011          12.60
                                                                                 2012          10.10
                                                                                 2013          11.85
                                                                                 2014          11.11
                                                                                 2015          10.25
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           8.11
                                                                                 2010          13.26
                                                                                 2011          14.58
                                                                                 2012          12.84
                                                                                 2013          14.78
                                                                                 2014          17.39
                                                                                 2015          15.97
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          31.70
                                                                                 2010          41.51
                                                                                 2011          44.96
                                                                                 2012          45.32
                                                                                 2013          49.76
                                                                                 2014          58.28
                                                                                 2015          62.31
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.50
                                                                                 2010          10.91
                                                                                 2011          11.97
                                                                                 2012          11.88
                                                                                 2013          13.64
                                                                                 2014          18.22
                                                                                 2015          19.87
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.59
                                                                                 2010           8.13
                                                                                 2011           8.91
                                                                                 2012           8.74
                                                                                 2013           9.82
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.95
                                                                                 2011          15.05
                                                                                 2012          13.82
                                                                                 2013          14.90



                                                                                                   NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- --------------
                                                                                        13.24            0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.33      370,025.41
                                                                                        11.69      465,424.21
                                                                                        11.10      486,394.82
                                                                                        12.63      487,664.41
                                                                                        15.49      573,235.33
                                                                                        16.08      615,272.77
                                                                                        15.60      571,572.62
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.92       52,841.43
                                                                                         9.68       80,944.27
                                                                                         9.39       86,338.59
                                                                                        10.75       94,859.59
                                                                                        11.58            0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.38      700,305.13
                                                                                        10.47    1,914,684.68
                                                                                        11.81    3,193,820.29
                                                                                        12.78    3,814,057.40
                                                                                        12.09    3,599,476.20
MetLife Mid Cap Stock Index Investment Division (Class B).......................        14.07       46,762.15
                                                                                        17.49      100,035.42
                                                                                        16.88      129,360.48
                                                                                        19.54      135,393.62
                                                                                        25.60      131,037.27
                                                                                        27.59      133,067.26
                                                                                        26.51      138,797.12
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12    2,935,952.74
                                                                                         1.21    7,249,284.29
                                                                                         1.18   11,182,752.27
MetLife Stock Index Investment Division (Class B)...............................        34.49      102,278.38
                                                                                        38.96      236,195.99
                                                                                        39.07      268,726.58
                                                                                        44.49      263,680.43
                                                                                        57.81      236,194.61
                                                                                        64.51      220,248.55
                                                                                        64.22      209,239.36
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.33       30,772.39
                                                                                        12.60       86,152.99
                                                                                        10.10      122,880.91
                                                                                        11.85      134,237.27
                                                                                        11.11      160,429.11
                                                                                        10.25      182,371.41
                                                                                         8.71      211,859.42
MFS(Reg. TM) Research International Investment Division (Class B)...............        13.26       27,428.09
                                                                                        14.58       74,976.29
                                                                                        12.84       89,309.20
                                                                                        14.78       89,427.86
                                                                                        17.39       85,675.62
                                                                                        15.97      100,121.35
                                                                                        15.47      108,526.63
MFS(Reg. TM) Total Return Investment Division (Class B).........................        41.51        7,610.74
                                                                                        44.96       14,324.60
                                                                                        45.32       19,864.37
                                                                                        49.76       23,721.16
                                                                                        58.28       22,722.25
                                                                                        62.31       22,648.37
                                                                                        61.22       23,784.46
MFS(Reg. TM) Value Investment Division (Class B)................................        10.91       15,273.87
                                                                                        11.97       48,444.88
                                                                                        11.88       86,797.73
                                                                                        13.64       89,917.61
                                                                                        18.22      214,582.97
                                                                                        19.87      207,099.44
                                                                                        19.54      197,406.32
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.13       54,368.13
                                                                                         8.91      147,399.44
                                                                                         8.74      162,744.93
                                                                                         9.82      168,846.57
                                                                                        10.76            0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        15.05       28,959.65
                                                                                        13.82       42,329.04
                                                                                        14.90       44,659.56
                                                                                        20.44       37,202.20

                               1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          20.44
                                                                                  2015          20.37
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.43
                                                                                  2010          11.85
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.56
                                                                                  2010          12.10
                                                                                  2011          12.88
                                                                                  2012          11.10
                                                                                  2013          12.93
                                                                                  2014          15.50
                                                                                  2015          14.33
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.98
                                                                                  2011          16.42
                                                                                  2012          17.09
                                                                                  2013          18.50
                                                                                  2014          25.23
                                                                                  2015          24.82
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.16
                                                                                  2010          12.92
                                                                                  2011          15.66
                                                                                  2012          14.63
                                                                                  2013          15.20
Oppenheimer Global Equity Investment Division (Class B).......................... 2009          10.06
                                                                                  2010          16.44
                                                                                  2011          18.81
                                                                                  2012          17.00
                                                                                  2013          20.32
                                                                                  2014          25.48
                                                                                  2015          25.68
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.59
                                                                                  2010           8.59
                                                                                  2011           9.13
                                                                                  2012           8.38
                                                                                  2013          10.11
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.54
                                                                                  2010          13.00
                                                                                  2011          13.82
                                                                                  2012          15.16
                                                                                  2013          16.32
                                                                                  2014          14.61
                                                                                  2015          14.83
PIMCO Total Return Investment Division (Class B)................................. 2009          13.14
                                                                                  2010          15.42
                                                                                  2011          16.46
                                                                                  2012          16.75
                                                                                  2013          18.06
                                                                                  2014          17.48
                                                                                  2015          17.97
Pioneer Strategic Income Investment Division (Class E)........................... 2009          17.74
                                                                                  2010          22.79
                                                                                  2011          25.19
                                                                                  2012          25.71
                                                                                  2013          28.27
                                                                                  2014          28.29
                                                                                  2015          29.15
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.75
                                                                                  2013          10.94
                                                                                  2014          10.31
                                                                                  2015          10.94
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.75
                                                                                  2015          11.52
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           9.27
                                                                                  2010          14.52
                                                                                  2011          18.14
                                                                                  2012          17.13
                                                                                  2013          19.61
                                                                                  2014          26.74
                                                                                  2015          27.64



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         20.37      33,645.26
                                                                                         19.09      33,334.51
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.85       4,702.12
                                                                                         12.82           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        12.10     117,703.75
                                                                                         12.88     213,077.88
                                                                                         11.10     279,685.96
                                                                                         12.93     289,482.00
                                                                                         15.50     258,581.69
                                                                                         14.33     274,703.89
                                                                                         13.96     274,608.38
Neuberger Berman Genesis Investment Division (Class B)...........................        16.42       2,551.79
                                                                                         17.09       7,179.09
                                                                                         18.50      10,055.04
                                                                                         25.23      29,332.80
                                                                                         24.82      30,314.30
                                                                                         24.58      28,856.89
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.92       3,925.52
                                                                                         15.66      16,414.92
                                                                                         14.63      26,447.93
                                                                                         15.20      27,589.52
                                                                                         16.48           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        16.44      21,145.73
                                                                                         18.81      64,459.64
                                                                                         17.00      86,262.48
                                                                                         20.32      86,740.33
                                                                                         25.48     110,315.38
                                                                                         25.68     120,802.06
                                                                                         26.33     115,047.74
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.59      11,625.10
                                                                                          9.13      50,494.23
                                                                                          8.38      60,852.97
                                                                                         10.11      59,820.94
                                                                                         10.75           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      98,829.01
                                                                                          0.96     291,351.18
PIMCO Inflation Protected Bond Investment Division (Class B).....................        13.00     278,846.46
                                                                                         13.82     511,969.48
                                                                                         15.16     591,119.67
                                                                                         16.32     620,731.01
                                                                                         14.61     608,119.67
                                                                                         14.83     558,516.04
                                                                                         14.18     536,506.36
PIMCO Total Return Investment Division (Class B).................................        15.42     162,455.30
                                                                                         16.46     546,335.77
                                                                                         16.75     769,647.90
                                                                                         18.06     845,199.99
                                                                                         17.48     918,726.14
                                                                                         17.97     841,898.54
                                                                                         17.72     819,208.44
Pioneer Strategic Income Investment Division (Class E)...........................        22.79       6,968.07
                                                                                         25.19      30,791.63
                                                                                         25.71      45,485.11
                                                                                         28.27      53,224.70
                                                                                         28.29      52,567.48
                                                                                         29.15      62,131.63
                                                                                         28.34      56,200.35
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.75     231,236.05
                                                                                         10.94     722,195.98
                                                                                         10.31     745,020.36
                                                                                         10.94     712,883.49
                                                                                         10.84     681,605.74
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.75      69,071.59
                                                                                         11.52     112,883.42
                                                                                         11.23     240,582.93
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        14.52      26,817.15
                                                                                         18.14      51,387.95
                                                                                         17.13      63,220.27
                                                                                         19.61      68,575.61
                                                                                         26.74      64,937.25
                                                                                         27.64      61,477.58
                                                                                         26.04      64,709.23

                                           1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06   1,357,517.74
                                                                             2013           1.06           1.16   4,953,208.49
                                                                             2014           1.16           1.23   5,976,973.46
                                                                             2015           1.23           1.20   6,024,445.02
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.48          10.57     239,517.68
                                                                             2010          10.57          11.71     886,316.07
                                                                             2011          11.71          11.67   1,292,160.03
                                                                             2012          11.67          13.00   1,325,412.37
                                                                             2013          13.00          14.48   1,290,443.73
                                                                             2014          14.48          15.12   1,241,487.10
                                                                             2015          15.12          14.62   1,179,700.16
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.61          10.02     102,729.33
                                                                             2010          10.02          11.29     195,884.30
                                                                             2011          11.29          10.90     240,863.95
                                                                             2012          10.90          12.37     195,538.71
                                                                             2013          12.37          14.41     196,038.85
                                                                             2014          14.41          14.98     165,849.88
                                                                             2015          14.98          14.44     149,705.86
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          17.54          22.15      66,096.57
                                                                             2014          22.15          23.79      87,878.62
                                                                             2015          23.79          25.94      98,813.21
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.18           5.52      28,647.64
                                                                             2010           5.52           6.95      78,311.63
                                                                             2011           6.95           6.18     131,758.98
                                                                             2012           6.18           6.83     147,780.33
                                                                             2013           6.83           7.15           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.18           8.36      84,361.15
                                                                             2010           8.36          10.53     222,764.11
                                                                             2011          10.53          10.22     299,055.09
                                                                             2012          10.22          11.46     317,542.87
                                                                             2013          11.46          15.44     304,391.38
                                                                             2014          15.44          17.18     308,232.81
                                                                             2015          17.18          18.08     297,511.40
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.72          13.74       7,609.61
                                                                             2010          13.74          18.25      30,640.27
                                                                             2011          18.25          18.27      51,256.32
                                                                             2012          18.27          20.89      56,117.63
                                                                             2013          20.89          29.72      64,501.27
                                                                             2014          29.72          31.27      71,529.88
                                                                             2015          31.27          31.61      77,074.75
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.05          14.79      13,919.44
                                                                             2010          14.79          18.83      41,336.08
                                                                             2011          18.83          15.48      72,618.13
                                                                             2012          15.48          15.66      83,318.95
                                                                             2013          15.66          17.12      81,662.54
                                                                             2014          17.12          13.71      92,060.18
                                                                             2015          13.71           9.09     128,126.45
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          16.33          16.83      73,035.12
                                                                             2010          16.83          17.51     141,786.91
                                                                             2011          17.51          18.19     183,151.82
                                                                             2012          18.19          18.49     172,589.92
                                                                             2013          18.49          18.08     119,247.69
                                                                             2014          18.08          18.29     126,457.93
                                                                             2015          18.29          18.10     114,523.18
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          18.56          30.18      34,772.37
                                                                             2010          30.18          33.26     101,054.60
                                                                             2011          33.26          31.41     130,860.23
                                                                             2012          31.41          34.90     127,191.21
                                                                             2013          34.90          45.92     113,955.38
                                                                             2014          45.92          49.99     107,312.86
                                                                             2015          49.99          50.38      97,375.24
WMC Large Cap Research Investment Division (Class B)........................ 2009          41.82          58.00           0.00
                                                                             2010          58.00          64.34           0.00
                                                                             2011          64.34          63.65           0.00
                                                                             2012          63.65          71.21           0.00
                                                                             2013          71.21          94.34           0.00
                                                                             2014          94.34         105.65           0.00
                                                                             2015         105.65         108.92           0.00

                                                                                         AT 1.60 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009                         25.16      35,177.79
                                                                                2010          25.16          30.31      97,221.96
                                                                                2011          30.31          24.12     132,698.77
                                                                                2012          24.12          28.05     132,130.23
                                                                                2013          28.05          35.41     124,519.21
                                                                                2014          35.41          35.59     122,329.46
                                                                                2015          35.59          35.12     117,616.19
American Funds Growth-Income Investment Division (Class 2)..................... 2009          60.09          90.39       9,294.42
                                                                                2010          90.39          99.12      24,787.71
                                                                                2011          99.12          95.77      36,229.64
                                                                                2012          95.77         110.71      37,762.23
                                                                                2013         110.71         145.46      35,331.39
                                                                                2014         145.46         158.38      33,233.12
                                                                                2015         158.38         158.13      33,043.91





                                     1.40 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.73
                                                                                 2013          10.56
                                                                                 2014          11.58
                                                                                 2015          12.26
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.04
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.34
                                                                                 2010           8.94
                                                                                 2011           9.88
                                                                                 2012           9.54
                                                                                 2013          10.68
                                                                                 2014          12.48
                                                                                 2015          13.06
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.59
                                                                                 2010           8.40
                                                                                 2011           9.40
                                                                                 2012           8.83
                                                                                 2013          10.12
                                                                                 2014          12.48
                                                                                 2015          13.10
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.02
                                                                                 2010           7.88
                                                                                 2011           9.20
                                                                                 2012           8.65
                                                                                 2013          10.02
                                                                                 2014          12.82
                                                                                 2015          13.68
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.13
                                                                                 2010           9.35
                                                                                 2011          10.13
                                                                                 2012          10.01
                                                                                 2013          10.94
                                                                                 2014          12.25
                                                                                 2015          12.81
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.60
                                                                                 2013          11.56
                                                                                 2014          11.01
                                                                                 2015          11.29
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.71
                                                                                 2010          12.87
                                                                                 2011          13.56
                                                                                 2012          10.68
                                                                                 2013          12.57
                                                                                 2014          14.27
                                                                                 2015          13.60
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          14.26
                                                                                 2010          14.89



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.73         173.34
                                                                                        10.56      13,335.28
                                                                                        11.58      36,373.07
                                                                                        12.26      36,876.05
                                                                                        12.16      45,666.16
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.04     116,184.88
                                                                                         1.01      29,312.23
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.94      67,074.69
                                                                                         9.88     190,007.23
                                                                                         9.54     304,131.75
                                                                                        10.68     306,775.76
                                                                                        12.48     311,488.59
                                                                                        13.06     299,227.45
                                                                                        12.78     260,559.05
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.40      12,430.16
                                                                                         9.40      13,818.08
                                                                                         8.83      14,120.95
                                                                                        10.12      14,244.66
                                                                                        12.48      12,329.96
                                                                                        13.10      12,214.96
                                                                                        12.82      12,207.09
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.88      23,842.60
                                                                                         9.20      85,640.56
                                                                                         8.65     151,751.98
                                                                                        10.02     143,567.59
                                                                                        12.82     112,965.31
                                                                                        13.68     106,978.36
                                                                                        14.37     108,626.30
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.35      54,049.75
                                                                                        10.13     261,079.40
                                                                                        10.01     348,617.80
                                                                                        10.94     309,816.32
                                                                                        12.25     294,567.59
                                                                                        12.81     283,982.73
                                                                                        12.54     276,257.73
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.60         161.29
                                                                                        11.56      50,028.71
                                                                                        11.01      48,611.89
                                                                                        11.29      46,215.88
                                                                                        10.07      40,283.47
Baillie Gifford International Stock Investment Division (Class B)...............        12.87         676.75
                                                                                        13.56       3,771.83
                                                                                        10.68       5,054.19
                                                                                        12.57       2,710.61
                                                                                        14.27       2,059.52
                                                                                        13.60       2,094.61
                                                                                        13.12       1,988.12
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.89      45,517.21
                                                                                        15.52     153,181.47

                                   1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          15.52
                                                                                         2012          16.42
                                                                                         2013          16.78
                                                                                         2014          16.13
                                                                                         2015          16.77
BlackRock Bond Income Investment Division (Class B)..................................... 2009          45.53
                                                                                         2010          49.61
                                                                                         2011          52.87
                                                                                         2012          55.42
                                                                                         2013          58.63
                                                                                         2014          57.23
                                                                                         2015          60.28
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          17.98
                                                                                         2010          26.89
                                                                                         2011          31.68
                                                                                         2012          28.38
                                                                                         2013          31.92
                                                                                         2014          42.15
                                                                                         2015          45.16
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.56
                                                                                         2013          10.29
                                                                                         2014          11.20
                                                                                         2015          11.69
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.58
                                                                                         2010          10.27
                                                                                         2011          11.03
                                                                                         2012          11.10
                                                                                         2013          12.48
                                                                                         2014          16.21
                                                                                         2015          17.54
BlackRock Money Market Investment Division (Class B).................................... 2009          23.78
                                                                                         2010          23.52
                                                                                         2011          23.19
                                                                                         2012          22.87
                                                                                         2013          22.55
                                                                                         2014          22.24
                                                                                         2015          21.93
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.70
                                                                                         2010          12.45
                                                                                         2011          14.26
                                                                                         2012          13.27
                                                                                         2013          16.49
                                                                                         2014          16.84
                                                                                         2015          18.81
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.28
                                                                                         2010           6.19
                                                                                         2011           7.55
                                                                                         2012           7.69
                                                                                         2013           8.99
                                                                                         2014          12.90
                                                                                         2015          15.13
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          93.77
                                                                                         2010         144.13
                                                                                         2011         155.49
                                                                                         2012         141.76
                                                                                         2013         171.25
                                                                                         2014         217.48
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.75
                                                                                         2010           6.30
                                                                                         2011           6.67
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          24.25
                                                                                         2010          39.60
                                                                                         2011          44.90
                                                                                         2012          42.84
                                                                                         2013          46.76
                                                                                         2014          61.07
                                                                                         2015          66.77
Harris Oakmark International Investment Division (Class B).............................. 2009           9.02
                                                                                         2010          17.37



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                16.42     177,373.38
                                                                                                16.78     191,560.95
                                                                                                16.13     199,277.11
                                                                                                16.77     185,014.81
                                                                                                16.55     175,216.27
BlackRock Bond Income Investment Division (Class B).....................................        49.61       2,595.36
                                                                                                52.87      10,659.24
                                                                                                55.42      14,578.22
                                                                                                58.63      12,631.31
                                                                                                57.23      15,549.34
                                                                                                60.28      15,948.05
                                                                                                59.64      16,671.26
BlackRock Capital Appreciation Investment Division (Class B)............................        26.89         401.32
                                                                                                31.68      13,033.43
                                                                                                28.38      21,415.40
                                                                                                31.92      20,628.34
                                                                                                42.15      18,931.18
                                                                                                45.16      17,165.66
                                                                                                47.21      15,793.61
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.56         195.75
                                                                                                10.29      19,809.18
                                                                                                11.20      37,552.84
                                                                                                11.69      43,798.13
                                                                                                11.52      60,901.78
BlackRock Large Cap Value Investment Division (Class B).................................        10.27       2,800.16
                                                                                                11.03      26,861.62
                                                                                                11.10      32,826.28
                                                                                                12.48      21,904.39
                                                                                                16.21      26,761.73
                                                                                                17.54      28,353.80
                                                                                                16.23      32,895.67
BlackRock Money Market Investment Division (Class B)....................................        23.52           0.00
                                                                                                23.19           0.00
                                                                                                22.87           0.00
                                                                                                22.55           0.00
                                                                                                22.24           0.00
                                                                                                21.93           0.00
                                                                                                21.62           0.00
Clarion Global Real Estate Investment Division (Class B)................................        12.45       2,144.58
                                                                                                14.26       8,899.41
                                                                                                13.27      13,586.18
                                                                                                16.49      11,119.42
                                                                                                16.84      11,826.74
                                                                                                18.81      11,263.58
                                                                                                18.29      14,231.73
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.19      18,021.84
                                                                                                 7.55      24,112.38
                                                                                                 7.69      27,927.13
                                                                                                 8.99      28,265.68
                                                                                                12.90      30,366.32
                                                                                                15.13     107,350.07
                                                                                                14.32     109,724.80
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       144.13         988.57
                                                                                               155.49       5,258.71
                                                                                               141.76       7,164.15
                                                                                               171.25       5,898.17
                                                                                               217.48       5,546.97
                                                                                               226.47           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         6.30         287.39
                                                                                                 6.67         333.41
                                                                                                 7.09           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        39.60       1,454.82
                                                                                                44.90       5,985.92
                                                                                                42.84       6,884.44
                                                                                                46.76       6,178.78
                                                                                                61.07       5,319.17
                                                                                                66.77       5,375.35
                                                                                                67.55       4,499.36
Harris Oakmark International Investment Division (Class B)..............................        17.37       2,583.62
                                                                                                19.94      24,567.32

                                           1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          19.94          16.86      46,883.06
                                                                             2012          16.86          21.49      42,066.07
                                                                             2013          21.49          27.66      42,859.63
                                                                             2014          27.66          25.69      43,618.22
                                                                             2015          25.69          24.19      44,647.35
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     267,341.06
                                                                             2013           1.04           1.05     322,571.67
                                                                             2014           1.05           1.09     310,915.02
                                                                             2015           1.09           1.03     307,987.05
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          11.28          20.11         768.90
                                                                             2010          20.11          25.00      11,788.55
                                                                             2011          25.00          23.01      19,657.86
                                                                             2012          23.01          25.44           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          25.32          26.03      16,340.61
                                                                             2013          26.03          33.45      13,905.29
                                                                             2014          33.45          36.16      11,969.48
                                                                             2015          36.16          32.46      12,738.22
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.34          12.78         319.29
                                                                             2010          12.78          15.90       1,136.65
                                                                             2011          15.90          15.51       1,982.54
                                                                             2012          15.51          18.08       2,975.03
                                                                             2013          18.08          24.99       2,524.23
                                                                             2014          24.99          26.60       2,678.36
                                                                             2015          26.60          25.78       2,503.49
Jennison Growth Investment Division (Class B)............................... 2009           7.64          11.21       5,415.88
                                                                             2010          11.21          12.31      15,087.87
                                                                             2011          12.31          12.17      24,210.48
                                                                             2012          12.17          13.86      46,965.18
                                                                             2013          13.86          18.69      38,934.05
                                                                             2014          18.69          20.04      36,052.46
                                                                             2015          20.04          21.85      33,819.20
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.96           7.79       9,084.91
                                                                             2010           7.79           8.40      17,370.03
                                                                             2011           8.40           8.17      24,142.86
                                                                             2012           8.17           9.20           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.23          10.68      32,322.14
                                                                             2014          10.68          11.07      30,872.16
                                                                             2015          11.07          10.97      30,891.28
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.88           9.89       7,903.89
                                                                             2010           9.89          10.35      15,024.40
                                                                             2011          10.35          10.80      43,706.46
                                                                             2012          10.80          11.17      40,507.02
                                                                             2013          11.17          11.14           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.05      33,742.22
                                                                             2013           1.05           1.14     202,407.70
                                                                             2014           1.14           1.21     390,165.01
                                                                             2015           1.21           1.20     414,206.32
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.79          12.49          95.76
                                                                             2010          12.49          14.69       1,357.60
                                                                             2011          14.69          12.99       3,971.72
                                                                             2012          12.99          14.77       5,701.52
                                                                             2013          14.77          19.36       5,465.75
                                                                             2014          19.36          19.93       6,603.27
                                                                             2015          19.93          18.19       5,612.76
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.24          10.84       4,935.75
                                                                             2010          10.84          13.04       9,864.87
                                                                             2011          13.04          12.67      15,970.54
                                                                             2012          12.67          14.61      13,353.95
                                                                             2013          14.61          16.87      18,716.72
                                                                             2014          16.87          17.21      18,246.58
                                                                             2015          17.21          17.18      17,471.05
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.49          10.06         292.93
                                                                             2010          10.06          11.10       4,205.28
                                                                             2011          11.10          11.18      11,070.14
                                                                             2012          11.18          12.40       8,075.48
                                                                             2013          12.40          12.94           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          18.70          28.48         346.73
                                                                             2010          28.48          35.73       1,906.03
                                                                             2011          35.73          35.36       7,805.84
                                                                             2012          35.36          39.84       7,776.80
                                                                             2013          39.84          55.27       5,425.94

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          55.27          56.41       5,309.25
                                                                                2015          56.41          54.65       5,224.13
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          15.95          20.82       2,107.80
                                                                                2010          20.82          23.19       8,886.72
                                                                                2011          23.19          23.89      12,734.80
                                                                                2012          23.89          26.61      10,618.45
                                                                                2013          26.61          28.33      10,687.98
                                                                                2014          28.33          29.29      11,927.19
                                                                                2015          29.29          28.25      23,024.69
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          16.10          26.50         135.09
                                                                                2010          26.50          29.99         305.75
                                                                                2011          29.99          31.50       4,615.25
                                                                                2012          31.50          34.65       4,763.25
                                                                                2013          34.65          46.65       3,470.50
                                                                                2014          46.65          46.77       3,812.65
                                                                                2015          46.77          41.66       3,372.64
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.32          14.26         119.10
                                                                                2010          14.26          17.24         507.15
                                                                                2011          17.24          14.24       1,359.73
                                                                                2012          14.24          16.55       1,393.82
                                                                                2013          16.55          20.83       2,591.35
                                                                                2014          20.83          19.16       1,167.07
                                                                                2015          19.16          19.98       1,023.87
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.22       2,975.57
                                                                                2011          10.22          10.28       5,193.73
                                                                                2012          10.28          10.88       5,089.56
                                                                                2013          10.88          11.14       8,358.22
                                                                                2014          11.14          11.06       8,156.79
                                                                                2015          11.06          10.82       6,713.08
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.76         396.19
                                                                                2012           9.76          10.05       1,276.68
                                                                                2013          10.05          10.02      18,184.23
                                                                                2014          10.02           9.99      26,209.10
                                                                                2015           9.99           9.79      11,887.46
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.89         193.90
                                                                                2010          10.89          12.20       4,108.24
                                                                                2011          12.20          11.99       6,900.17
                                                                                2012          11.99          13.51       6,875.23
                                                                                2013          13.51          13.46       7,157.54
                                                                                2014          13.46          13.42       7,114.92
                                                                                2015          13.42          12.69       7,221.96
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          12.16          10.41         757.11
                                                                                2012          10.41          11.98         755.80
                                                                                2013          11.98          15.31         754.61
                                                                                2014          15.31          15.86         753.61
                                                                                2015          15.86          15.33         752.69
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.35           9.85           0.00
                                                                                2010           9.85          11.24         761.71
                                                                                2011          11.24          12.19           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.19          11.33      12,242.71
                                                                                2010          11.33          12.30     168,522.77
                                                                                2011          12.30          12.52     169,412.39
                                                                                2012          12.52          13.48     186,299.18
                                                                                2013          13.48          13.87     159,730.64
                                                                                2014          13.87          14.28     154,685.37
                                                                                2015          14.28          14.00     140,499.09
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.41          11.05      45,015.28
                                                                                2010          11.05          12.16     191,160.89
                                                                                2011          12.16          12.11     261,191.92
                                                                                2012          12.11          13.31     273,111.43
                                                                                2013          13.31          14.56     257,108.63
                                                                                2014          14.56          15.07     254,770.09
                                                                                2015          15.07          14.70     221,333.56
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.65          10.70     144,467.39
                                                                                2010          10.70          11.95     765,970.65
                                                                                2011          11.95          11.62   1,333,340.76
                                                                                2012          11.62          12.97   1,361,807.32
                                                                                2013          12.97          15.10   1,302,410.08
                                                                                2014          15.10          15.64   1,243,964.93
                                                                                2015          15.64          15.22   1,209,424.28
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.62          13.25         925.79

                               1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          13.25
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.97
                                                                                 2010          10.30
                                                                                 2011          11.65
                                                                                 2012          11.06
                                                                                 2013          12.58
                                                                                 2014          15.43
                                                                                 2015          16.01
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.17
                                                                                 2010           8.91
                                                                                 2011           9.67
                                                                                 2012           9.37
                                                                                 2013          10.73
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.38
                                                                                 2013          10.46
                                                                                 2014          11.80
                                                                                 2015          12.76
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.64
                                                                                 2010          14.00
                                                                                 2011          17.40
                                                                                 2012          16.78
                                                                                 2013          19.41
                                                                                 2014          25.43
                                                                                 2015          27.39
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.21
MetLife Stock Index Investment Division (Class B)............................... 2009          22.70
                                                                                 2010          34.16
                                                                                 2011          38.56
                                                                                 2012          38.65
                                                                                 2013          43.99
                                                                                 2014          57.13
                                                                                 2015          63.72
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.45
                                                                                 2010          10.31
                                                                                 2011          12.57
                                                                                 2012          10.08
                                                                                 2013          11.81
                                                                                 2014          11.07
                                                                                 2015          10.20
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           8.08
                                                                                 2010          13.20
                                                                                 2011          14.50
                                                                                 2012          12.77
                                                                                 2013          14.70
                                                                                 2014          17.28
                                                                                 2015          15.86
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          31.36
                                                                                 2010          41.04
                                                                                 2011          44.43
                                                                                 2012          44.76
                                                                                 2013          49.13
                                                                                 2014          57.50
                                                                                 2015          61.45
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           9.11
                                                                                 2010          13.25
                                                                                 2011          14.53
                                                                                 2012          14.42
                                                                                 2013          16.53
                                                                                 2014          22.08
                                                                                 2015          24.07
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.58
                                                                                 2010           8.12
                                                                                 2011           8.89
                                                                                 2012           8.72
                                                                                 2013           9.80
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.87
                                                                                 2011          14.95
                                                                                 2012          13.72
                                                                                 2013          14.78



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        13.20           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.30      21,994.64
                                                                                        11.65      22,508.26
                                                                                        11.06      28,659.10
                                                                                        12.58      32,192.15
                                                                                        15.43      46,215.72
                                                                                        16.01      52,194.13
                                                                                        15.52      50,119.28
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.91       1,581.40
                                                                                         9.67       2,519.36
                                                                                         9.37       4,839.80
                                                                                        10.73       2,194.07
                                                                                        11.55           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.38         174.60
                                                                                        10.46      17,118.53
                                                                                        11.80      43,164.61
                                                                                        12.76      77,170.13
                                                                                        12.06     106,305.54
MetLife Mid Cap Stock Index Investment Division (Class B).......................        14.00       8,345.35
                                                                                        17.40      19,355.86
                                                                                        16.78      34,474.81
                                                                                        19.41      36,542.52
                                                                                        25.43      34,093.59
                                                                                        27.39      37,211.20
                                                                                        26.30      38,146.96
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12      99,843.12
                                                                                         1.21     172,419.24
                                                                                         1.18     304,178.92
MetLife Stock Index Investment Division (Class B)...............................        34.16      19,924.71
                                                                                        38.56      49,991.17
                                                                                        38.65      67,254.89
                                                                                        43.99      66,976.00
                                                                                        57.13      58,913.48
                                                                                        63.72      53,876.06
                                                                                        63.40      52,577.23
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.31       3,082.52
                                                                                        12.57      16,469.33
                                                                                        10.08      24,822.94
                                                                                        11.81      17,715.23
                                                                                        11.07      18,386.69
                                                                                        10.20      18,660.21
                                                                                         8.67      20,243.30
MFS(Reg. TM) Research International Investment Division (Class B)...............        13.20       2,206.77
                                                                                        14.50       7,604.01
                                                                                        12.77      19,581.50
                                                                                        14.70      23,778.66
                                                                                        17.28      23,029.68
                                                                                        15.86      24,852.40
                                                                                        15.36      24,772.03
MFS(Reg. TM) Total Return Investment Division (Class B).........................        41.04         755.14
                                                                                        44.43       2,302.07
                                                                                        44.76       4,725.22
                                                                                        49.13       5,383.55
                                                                                        57.50       4,253.09
                                                                                        61.45       4,112.68
                                                                                        60.35       4,022.39
MFS(Reg. TM) Value Investment Division (Class B)................................        13.25          98.31
                                                                                        14.53       7,130.81
                                                                                        14.42      17,131.30
                                                                                        16.53      19,138.59
                                                                                        22.08      22,233.01
                                                                                        24.07      20,945.51
                                                                                        23.65      19,713.15
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.12         364.54
                                                                                         8.89       9,290.50
                                                                                         8.72      13,974.28
                                                                                         9.80       9,937.45
                                                                                        10.73           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.95       4,647.70
                                                                                        13.72       6,509.23
                                                                                        14.78       7,224.88
                                                                                        20.27       6,565.36

                               1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          20.27
                                                                                  2015          20.19
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.38
                                                                                  2010          11.77
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.52
                                                                                  2010          12.03
                                                                                  2011          12.81
                                                                                  2012          11.03
                                                                                  2013          12.84
                                                                                  2014          15.38
                                                                                  2015          14.22
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.91
                                                                                  2011          16.33
                                                                                  2012          16.99
                                                                                  2013          18.39
                                                                                  2014          25.06
                                                                                  2015          24.64
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.13
                                                                                  2010          12.86
                                                                                  2011          15.58
                                                                                  2012          14.56
                                                                                  2013          15.11
Oppenheimer Global Equity Investment Division (Class B).......................... 2009          10.00
                                                                                  2010          16.34
                                                                                  2011          18.68
                                                                                  2012          16.87
                                                                                  2013          20.16
                                                                                  2014          25.27
                                                                                  2015          25.45
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.59
                                                                                  2010           8.59
                                                                                  2011           9.12
                                                                                  2012           8.37
                                                                                  2013          10.09
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.51
                                                                                  2010          12.96
                                                                                  2011          13.77
                                                                                  2012          15.09
                                                                                  2013          16.24
                                                                                  2014          14.53
                                                                                  2015          14.74
PIMCO Total Return Investment Division (Class B)................................. 2009          13.08
                                                                                  2010          15.35
                                                                                  2011          16.38
                                                                                  2012          16.66
                                                                                  2013          17.95
                                                                                  2014          17.36
                                                                                  2015          17.84
Pioneer Strategic Income Investment Division (Class E)........................... 2009          17.61
                                                                                  2010          22.61
                                                                                  2011          24.98
                                                                                  2012          25.49
                                                                                  2013          28.01
                                                                                  2014          28.01
                                                                                  2015          28.85
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.75
                                                                                  2013          10.93
                                                                                  2014          10.29
                                                                                  2015          10.92
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.75
                                                                                  2015          11.51
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           9.22
                                                                                  2010          14.44
                                                                                  2011          18.03
                                                                                  2012          17.02
                                                                                  2013          19.47
                                                                                  2014          26.54
                                                                                  2015          27.42



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         20.19       6,364.14
                                                                                         18.91       8,051.82
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.77       1,158.11
                                                                                         12.74           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        12.03      13,629.50
                                                                                         12.81      46,619.93
                                                                                         11.03      62,715.85
                                                                                         12.84      64,198.01
                                                                                         15.38      56,867.93
                                                                                         14.22      61,901.25
                                                                                         13.84      59,129.02
Neuberger Berman Genesis Investment Division (Class B)...........................        16.33         341.68
                                                                                         16.99         638.08
                                                                                         18.39       1,952.77
                                                                                         25.06       7,679.96
                                                                                         24.64       9,081.06
                                                                                         24.39       7,897.73
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.86       3,991.69
                                                                                         15.58       5,019.56
                                                                                         14.56       7,146.54
                                                                                         15.11       7,274.67
                                                                                         16.39           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        16.34       4,960.58
                                                                                         18.68       8,393.70
                                                                                         16.87      13,360.53
                                                                                         20.16      11,004.61
                                                                                         25.27      10,364.42
                                                                                         25.45      11,895.83
                                                                                         26.09      11,184.81
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.59         504.94
                                                                                          9.12       1,807.33
                                                                                          8.37       2,333.68
                                                                                         10.09       2,171.83
                                                                                         10.72           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      39,100.21
                                                                                          0.96      36,847.80
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.96      10,744.67
                                                                                         13.77      85,751.72
                                                                                         15.09     109,175.58
                                                                                         16.24     114,893.31
                                                                                         14.53     128,760.50
                                                                                         14.74     112,303.51
                                                                                         14.09     114,684.72
PIMCO Total Return Investment Division (Class B).................................        15.35      20,375.91
                                                                                         16.38     114,959.99
                                                                                         16.66     182,183.85
                                                                                         17.95     186,040.34
                                                                                         17.36     197,459.57
                                                                                         17.84     181,620.59
                                                                                         17.59     183,778.63
Pioneer Strategic Income Investment Division (Class E)...........................        22.61         579.58
                                                                                         24.98       5,492.43
                                                                                         25.49       8,175.17
                                                                                         28.01       8,171.00
                                                                                         28.01       8,527.00
                                                                                         28.85       9,210.29
                                                                                         28.03      11,385.76
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.75         358.68
                                                                                         10.93       1,140.50
                                                                                         10.29       2,414.40
                                                                                         10.92       2,065.60
                                                                                         10.81       7,476.51
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.75         341.05
                                                                                         11.51      11,574.00
                                                                                         11.21       9,893.37
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        14.44       1,222.02
                                                                                         18.03       4,554.59
                                                                                         17.02      16,162.29
                                                                                         19.47      15,889.01
                                                                                         26.54      14,136.08
                                                                                         27.42      19,253.15
                                                                                         25.82      20,569.44

                                           1.40 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06      25,085.31
                                                                             2013           1.06           1.15     224,505.28
                                                                             2014           1.15           1.23     221,381.89
                                                                             2015           1.23           1.20     230,659.71
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.47          10.55      92,400.09
                                                                             2010          10.55          11.68     464,230.86
                                                                             2011          11.68          11.64     575,678.49
                                                                             2012          11.64          12.95     602,259.13
                                                                             2013          12.95          14.42     551,926.67
                                                                             2014          14.42          15.05     536,529.17
                                                                             2015          15.05          14.55     494,215.19
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.60          10.00       7,321.10
                                                                             2010          10.00          11.26       8,296.03
                                                                             2011          11.26          10.86       8,851.22
                                                                             2012          10.86          12.32       8,114.12
                                                                             2013          12.32          14.35       6,332.57
                                                                             2014          14.35          14.91       5,462.91
                                                                             2015          14.91          14.36      14,317.56
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013           7.14           9.02      27,827.90
                                                                             2014           9.02           9.68      33,104.11
                                                                             2015           9.68          10.55      69,903.26
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.17           5.49       2,534.11
                                                                             2010           5.49           6.92      10,177.96
                                                                             2011           6.92           6.15      21,560.45
                                                                             2012           6.15           6.79      25,279.65
                                                                             2013           6.79           7.10           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.16           8.32      11,230.79
                                                                             2010           8.32          10.48      31,820.42
                                                                             2011          10.48          10.16      43,393.98
                                                                             2012          10.16          11.39      47,141.38
                                                                             2013          11.39          15.34      48,455.69
                                                                             2014          15.34          17.06      47,437.82
                                                                             2015          17.06          17.95      59,183.15
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.67          13.65       4,132.65
                                                                             2010          13.65          18.13       6,995.89
                                                                             2011          18.13          18.13      10,619.42
                                                                             2012          18.13          20.73      11,584.16
                                                                             2013          20.73          29.47      12,713.83
                                                                             2014          29.47          30.99      15,118.09
                                                                             2015          30.99          31.31      24,011.98
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.05          14.78       1,306.74
                                                                             2010          14.78          18.81       8,880.34
                                                                             2011          18.81          15.45      15,631.83
                                                                             2012          15.45          15.63      14,881.59
                                                                             2013          15.63          17.07      15,788.93
                                                                             2014          17.07          13.66      14,956.43
                                                                             2015          13.66           9.06      18,028.66
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          16.21          16.70       1,974.29
                                                                             2010          16.70          17.37       7,917.87
                                                                             2011          17.37          18.03      15,499.68
                                                                             2012          18.03          18.32      15,634.78
                                                                             2013          18.32          17.91      15,417.22
                                                                             2014          17.91          18.11      14,927.62
                                                                             2015          18.11          17.91      14,623.14
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          18.43          29.95       3,550.15
                                                                             2010          29.95          32.99      17,737.78
                                                                             2011          32.99          31.14      20,100.64
                                                                             2012          31.14          34.58      19,690.04
                                                                             2013          34.58          45.48      17,883.08
                                                                             2014          45.48          49.49      17,026.43
                                                                             2015          49.49          49.85      15,449.70
WMC Large Cap Research Investment Division (Class B)........................ 2009           6.11           8.47       6,991.47
                                                                             2010           8.47           9.39      21,042.08
                                                                             2011           9.39           9.27      26,110.47
                                                                             2012           9.27          10.36      23,346.66
                                                                             2013          10.36          13.71      26,500.55
                                                                             2014          13.71          15.34      24,434.06
                                                                             2015          15.34          15.79      22,688.16

                                                                                         AT 1.65 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.24          25.01       2,479.31
                                                                                2010          25.01          30.12      13,624.86
                                                                                2011          30.12          23.95      19,441.96
                                                                                2012          23.95          27.84      19,174.92
                                                                                2013          27.84          35.14      15,877.79
                                                                                2014          35.14          35.29      16,334.01
                                                                                2015          35.29          34.81      18,063.80
American Funds Growth-Income Investment Division (Class 2)..................... 2009          59.34          89.23         894.64
                                                                                2010          89.23          97.80       4,106.50
                                                                                2011          97.80          94.44       6,351.11
                                                                                2012          94.44         109.12       5,703.56
                                                                                2013         109.12         143.30       5,033.93
                                                                                2014         143.30         155.95       5,021.11
                                                                                2015         155.95         155.62       4,883.13





                                     1.45 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.73
                                                                                 2013          10.55
                                                                                 2014          11.56
                                                                                 2015          12.23
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.04
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.33
                                                                                 2010           8.93
                                                                                 2011           9.87
                                                                                 2012           9.52
                                                                                 2013          10.66
                                                                                 2014          12.45
                                                                                 2015          13.01
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.58
                                                                                 2010           8.39
                                                                                 2011           9.39
                                                                                 2012           8.82
                                                                                 2013          10.09
                                                                                 2014          12.45
                                                                                 2015          13.05
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.02
                                                                                 2010           7.88
                                                                                 2011           9.19
                                                                                 2012           8.64
                                                                                 2013          10.00
                                                                                 2014          12.79
                                                                                 2015          13.64
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.13
                                                                                 2010           9.34
                                                                                 2011          10.12
                                                                                 2012           9.99
                                                                                 2013          10.91
                                                                                 2014          12.21
                                                                                 2015          12.77
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.60
                                                                                 2013          11.55
                                                                                 2014          10.99
                                                                                 2015          11.27
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.63
                                                                                 2010          12.75
                                                                                 2011          13.42
                                                                                 2012          10.57
                                                                                 2013          12.43
                                                                                 2014          14.11
                                                                                 2015          13.44
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          14.19
                                                                                 2010          14.81



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.73   1,270,161.57
                                                                                        10.55   2,926,135.30
                                                                                        11.56   3,876,664.92
                                                                                        12.23   3,792,910.00
                                                                                        12.13   3,743,436.80
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.04     496,007.42
                                                                                         1.01   1,173,630.08
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.93   1,879,830.36
                                                                                         9.87   3,099,209.45
                                                                                         9.52   3,313,456.04
                                                                                        10.66   3,187,551.86
                                                                                        12.45   3,295,052.51
                                                                                        13.01   3,232,111.79
                                                                                        12.73   3,080,255.05
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.39   2,027,386.32
                                                                                         9.39   2,250,153.60
                                                                                         8.82   2,155,405.09
                                                                                        10.09   1,902,389.97
                                                                                        12.45   1,838,284.35
                                                                                        13.05   1,890,133.38
                                                                                        12.77   1,851,401.45
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.88     546,215.12
                                                                                         9.19   1,377,313.52
                                                                                         8.64   1,831,408.65
                                                                                        10.00   1,825,669.19
                                                                                        12.79   1,786,929.66
                                                                                        13.64   1,772,519.45
                                                                                        14.31   1,694,929.52
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.34   3,613,034.73
                                                                                        10.12   5,412,835.82
                                                                                         9.99   6,023,795.43
                                                                                        10.91   5,991,561.61
                                                                                        12.21   5,674,932.16
                                                                                        12.77   5,378,603.24
                                                                                        12.49   5,003,825.96
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.60   1,358,836.70
                                                                                        11.55   4,042,465.08
                                                                                        10.99   4,516,696.54
                                                                                        11.27   4,243,897.23
                                                                                        10.04   3,986,918.36
Baillie Gifford International Stock Investment Division (Class B)...............        12.75     458,617.32
                                                                                        13.42     463,014.81
                                                                                        10.57     500,619.17
                                                                                        12.43     456,862.29
                                                                                        14.11     391,419.37
                                                                                        13.44     363,175.15
                                                                                        12.96     341,184.29
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.81   3,426,971.26
                                                                                        15.43   3,995,494.39

                                   1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          15.43
                                                                                         2012          16.31
                                                                                         2013          16.66
                                                                                         2014          16.00
                                                                                         2015          16.64
BlackRock Bond Income Investment Division (Class B)..................................... 2009          44.95
                                                                                         2010          48.96
                                                                                         2011          52.15
                                                                                         2012          54.64
                                                                                         2013          57.77
                                                                                         2014          56.37
                                                                                         2015          59.34
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          17.85
                                                                                         2010          26.69
                                                                                         2011          31.43
                                                                                         2012          28.14
                                                                                         2013          31.63
                                                                                         2014          41.75
                                                                                         2015          44.70
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.56
                                                                                         2013          10.28
                                                                                         2014          11.18
                                                                                         2015          11.67
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.55
                                                                                         2010          10.23
                                                                                         2011          10.99
                                                                                         2012          11.05
                                                                                         2013          12.41
                                                                                         2014          16.12
                                                                                         2015          17.43
BlackRock Money Market Investment Division (Class B).................................... 2009          23.57
                                                                                         2010          23.30
                                                                                         2011          22.96
                                                                                         2012          22.63
                                                                                         2013          22.31
                                                                                         2014          21.99
                                                                                         2015          21.67
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.68
                                                                                         2010          12.42
                                                                                         2011          14.21
                                                                                         2012          13.22
                                                                                         2013          16.42
                                                                                         2014          16.76
                                                                                         2015          18.71
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.26
                                                                                         2010           6.16
                                                                                         2011           7.51
                                                                                         2012           7.65
                                                                                         2013           8.93
                                                                                         2014          12.82
                                                                                         2015          15.02
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          92.52
                                                                                         2010         142.14
                                                                                         2011         153.26
                                                                                         2012         139.66
                                                                                         2013         168.63
                                                                                         2014         214.05
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.35
                                                                                         2010           5.63
                                                                                         2011           5.96
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          23.99
                                                                                         2010          39.17
                                                                                         2011          44.39
                                                                                         2012          42.34
                                                                                         2013          46.19
                                                                                         2014          60.29
                                                                                         2015          65.88
Harris Oakmark International Investment Division (Class B).............................. 2009           8.99
                                                                                         2010          17.30



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                16.31   4,173,734.13
                                                                                                16.66   4,398,212.21
                                                                                                16.00   4,800,501.63
                                                                                                16.64   4,745,608.71
                                                                                                16.41   4,531,833.91
BlackRock Bond Income Investment Division (Class B).....................................        48.96     343,585.03
                                                                                                52.15     414,581.64
                                                                                                54.64     399,462.79
                                                                                                57.77     396,075.88
                                                                                                56.37     410,153.92
                                                                                                59.34     402,870.48
                                                                                                58.68     425,425.27
BlackRock Capital Appreciation Investment Division (Class B)............................        26.69     261,886.10
                                                                                                31.43     285,585.27
                                                                                                28.14     349,149.32
                                                                                                31.63     317,405.84
                                                                                                41.75     278,831.45
                                                                                                44.70     263,782.91
                                                                                                46.71     251,831.77
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.56   2,036,954.15
                                                                                                10.28   4,561,809.47
                                                                                                11.18   5,383,823.09
                                                                                                11.67   5,211,699.64
                                                                                                11.49   5,111,720.74
BlackRock Large Cap Value Investment Division (Class B).................................        10.23   1,063,198.34
                                                                                                10.99   1,164,582.93
                                                                                                11.05   1,180,555.02
                                                                                                12.41   1,145,938.85
                                                                                                16.12   1,051,379.58
                                                                                                17.43   1,004,100.42
                                                                                                16.12     927,433.93
BlackRock Money Market Investment Division (Class B)....................................        23.30     241,628.46
                                                                                                22.96     313,407.10
                                                                                                22.63     353,516.24
                                                                                                22.31     351,871.60
                                                                                                21.99     293,001.36
                                                                                                21.67     294,342.89
                                                                                                21.36     220,512.69
Clarion Global Real Estate Investment Division (Class B)................................        12.42   1,296,324.92
                                                                                                14.21   1,323,704.72
                                                                                                13.22   1,330,824.80
                                                                                                16.42   1,207,525.70
                                                                                                16.76   1,259,911.15
                                                                                                18.71   1,115,378.33
                                                                                                18.18   1,028,045.22
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.16     158,051.68
                                                                                                 7.51     174,158.54
                                                                                                 7.65     660,360.01
                                                                                                 8.93     657,588.80
                                                                                                12.82     773,449.19
                                                                                                15.02   2,674,139.36
                                                                                                14.21   2,652,948.34
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       142.14     155,634.97
                                                                                               153.26     179,103.98
                                                                                               139.66     174,889.46
                                                                                               168.63     161,181.06
                                                                                               214.05     131,693.17
                                                                                               222.86           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.63     286,358.52
                                                                                                 5.96     412,437.26
                                                                                                 6.33           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        39.17     129,389.63
                                                                                                44.39     136,179.42
                                                                                                42.34     132,375.01
                                                                                                46.19     133,269.52
                                                                                                60.29     115,322.94
                                                                                                65.88     109,145.81
                                                                                                66.62     105,319.41
Harris Oakmark International Investment Division (Class B)..............................        17.30     850,366.46
                                                                                                19.85   1,061,823.08

                                            1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                    NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- --------------
                                                                             2011          19.85          16.78    1,181,783.78
                                                                             2012          16.78          21.37    1,075,490.80
                                                                             2013          21.37          27.49    1,124,581.34
                                                                             2014          27.49          25.52    1,129,054.96
                                                                             2015          25.52          24.02    1,102,172.32
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04    8,629,951.35
                                                                             2013           1.04           1.05   15,039,114.47
                                                                             2014           1.05           1.09   15,479,371.73
                                                                             2015           1.09           1.03   15,154,199.20
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          11.22          20.00      871,062.72
                                                                             2010          20.00          24.85      929,780.66
                                                                             2011          24.85          22.86      952,078.56
                                                                             2012          22.86          25.27            0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          25.15          25.85      858,449.46
                                                                             2013          25.85          33.20      786,274.20
                                                                             2014          33.20          35.87      692,331.51
                                                                             2015          35.87          32.18      654,611.14
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.31          12.72      157,451.28
                                                                             2010          12.72          15.83      151,252.86
                                                                             2011          15.83          15.43      165,431.97
                                                                             2012          15.43          17.98      148,820.52
                                                                             2013          17.98          24.84      147,459.47
                                                                             2014          24.84          26.42      154,209.27
                                                                             2015          26.42          25.60      144,773.74
Jennison Growth Investment Division (Class B)............................... 2009           3.16           4.65      565,658.19
                                                                             2010           4.65           5.10      963,957.09
                                                                             2011           5.10           5.04    1,250,011.20
                                                                             2012           5.04           5.74    2,042,580.49
                                                                             2013           5.74           7.73    1,561,084.17
                                                                             2014           7.73           8.29    1,402,325.63
                                                                             2015           8.29           9.03    1,286,784.15
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.94           7.76      431,520.86
                                                                             2010           7.76           8.36      541,405.36
                                                                             2011           8.36           8.13      538,585.95
                                                                             2012           8.13           9.14            0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.20          10.65      619,815.36
                                                                             2014          10.65          11.03      649,920.00
                                                                             2015          11.03          10.93      652,075.04
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.87           9.88      193,582.73
                                                                             2010           9.88          10.34      483,195.44
                                                                             2011          10.34          10.78      542,176.12
                                                                             2012          10.78          11.14      574,371.07
                                                                             2013          11.14          11.12            0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04    6,485,546.48
                                                                             2013           1.04           1.14   18,644,869.08
                                                                             2014           1.14           1.21   20,077,900.17
                                                                             2015           1.21           1.20   20,501,365.87
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.78          12.47       27,556.85
                                                                             2010          12.47          14.65       60,431.26
                                                                             2011          14.65          12.94       75,142.90
                                                                             2012          12.94          14.72       65,499.19
                                                                             2013          14.72          19.28       69,140.51
                                                                             2014          19.28          19.83       79,106.53
                                                                             2015          19.83          18.09       89,197.94
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.23          10.82       20,855.74
                                                                             2010          10.82          13.01       70,224.27
                                                                             2011          13.01          12.63       96,524.90
                                                                             2012          12.63          14.56       99,532.95
                                                                             2013          14.56          16.80      417,987.22
                                                                             2014          16.80          17.14      392,520.27
                                                                             2015          17.14          17.10      376,237.30
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.49          10.05      117,734.00
                                                                             2010          10.05          11.08      295,666.38
                                                                             2011          11.08          11.15      425,592.19
                                                                             2012          11.15          12.37      416,458.13
                                                                             2013          12.37          12.91            0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          18.56          28.26      227,229.30
                                                                             2010          28.26          35.43      224,643.04
                                                                             2011          35.43          35.04      217,256.18
                                                                             2012          35.04          39.47      197,627.20
                                                                             2013          39.47          54.73      187,336.29

                              1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                        BEGINNING OF
                                                                                            YEAR
                                                                                        ACCUMULATION
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE
------------------------------------------------------------------------------- ------ --------------
                                                                                2014          54.73
                                                                                2015          55.83
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          15.84
                                                                                2010          20.68
                                                                                2011          23.02
                                                                                2012          23.70
                                                                                2013          26.39
                                                                                2014          28.08
                                                                                2015          29.01
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          15.97
                                                                                2010          26.28
                                                                                2011          29.73
                                                                                2012          31.20
                                                                                2013          34.31
                                                                                2014          46.17
                                                                                2015          46.27
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.32
                                                                                2010          14.25
                                                                                2011          17.22
                                                                                2012          14.21
                                                                                2013          16.52
                                                                                2014          20.77
                                                                                2015          19.10
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99
                                                                                2011          10.21
                                                                                2012          10.27
                                                                                2013          10.86
                                                                                2014          11.12
                                                                                2015          11.04
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98
                                                                                2012           9.76
                                                                                2013          10.04
                                                                                2014          10.01
                                                                                2015           9.97
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99
                                                                                2010          10.89
                                                                                2011          12.19
                                                                                2012          11.97
                                                                                2013          13.48
                                                                                2014          13.43
                                                                                2015          13.39
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          12.12
                                                                                2012          10.38
                                                                                2013          11.94
                                                                                2014          15.24
                                                                                2015          15.78
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.34
                                                                                2010           9.83
                                                                                2011          11.21
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.17
                                                                                2010          11.31
                                                                                2011          12.27
                                                                                2012          12.48
                                                                                2013          13.43
                                                                                2014          13.81
                                                                                2015          14.22
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.39
                                                                                2010          11.03
                                                                                2011          12.12
                                                                                2012          12.07
                                                                                2013          13.26
                                                                                2014          14.50
                                                                                2015          15.00
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.63
                                                                                2010          10.68
                                                                                2011          11.91
                                                                                2012          11.58
                                                                                2013          12.92
                                                                                2014          15.03
                                                                                2015          15.56
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.59



                                                                                                  NUMBER OF
                                                                                  END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                               UNIT VALUE        YEAR
------------------------------------------------------------------------------- -------------- --------------
                                                                                       55.83      176,465.64
                                                                                       54.06      157,701.74
Lord Abbett Bond Debenture Investment Division (Class B).......................        20.68      799,419.27
                                                                                       23.02      899,615.77
                                                                                       23.70      929,050.20
                                                                                       26.39      889,209.15
                                                                                       28.08      919,199.51
                                                                                       29.01      853,824.75
                                                                                       27.97      791,251.88
Met/Artisan Mid Cap Value Investment Division (Class B)........................        26.28      258,728.89
                                                                                       29.73      252,011.51
                                                                                       31.20      262,737.90
                                                                                       34.31      244,245.87
                                                                                       46.17      233,879.06
                                                                                       46.27      225,285.56
                                                                                       41.19      198,546.70
Met/Dimensional International Small Company Investment Division
(Class B)......................................................................        14.25        2,759.29
                                                                                       17.22        6,419.03
                                                                                       14.21       19,490.86
                                                                                       16.52       22,289.57
                                                                                       20.77       25,242.50
                                                                                       19.10       31,356.37
                                                                                       19.91       34,802.85
Met/Eaton Vance Floating Rate Investment Division (Class B)....................        10.21       16,679.94
                                                                                       10.27       46,500.83
                                                                                       10.86       53,880.72
                                                                                       11.12      120,350.30
                                                                                       11.04      153,202.93
                                                                                       10.79      155,297.06
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011).....................................................................         9.76       40,149.93
                                                                                       10.04       94,628.08
                                                                                       10.01      581,968.93
                                                                                        9.97      786,455.07
                                                                                        9.77      779,477.26
Met/Templeton International Bond Investment Division (Class B).................        10.89        2,175.33
                                                                                       12.19       19,086.52
                                                                                       11.97       29,195.65
                                                                                       13.48       47,970.68
                                                                                       13.43       47,949.64
                                                                                       13.39       47,606.00
                                                                                       12.64       50,391.31
MetLife Asset Allocation 100 Investment Division (Class B).....................        10.38      775,315.08
                                                                                       11.94      654,096.70
                                                                                       15.24      601,649.31
                                                                                       15.78      622,250.13
                                                                                       15.24      560,624.47
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))...........................         9.83      638,241.17
                                                                                       11.21      687,375.82
                                                                                       12.16            0.00
MetLife Asset Allocation 20 Investment Division (Class B)......................        11.31    1,764,144.75
                                                                                       12.27    2,221,204.41
                                                                                       12.48    2,504,571.13
                                                                                       13.43    2,818,239.91
                                                                                       13.81    2,716,853.79
                                                                                       14.22    2,433,972.31
                                                                                       13.93    2,360,290.51
MetLife Asset Allocation 40 Investment Division (Class B)......................        11.03    5,848,119.36
                                                                                       12.12    7,008,542.55
                                                                                       12.07    7,475,816.82
                                                                                       13.26    7,656,285.76
                                                                                       14.50    6,915,137.76
                                                                                       15.00    6,270,450.77
                                                                                       14.62    5,595,382.31
MetLife Asset Allocation 60 Investment Division (Class B)......................        10.68   16,569,242.58
                                                                                       11.91   21,034,060.57
                                                                                       11.58   22,147,558.60
                                                                                       12.92   21,780,778.59
                                                                                       15.03   20,829,467.27
                                                                                       15.56   19,567,048.48
                                                                                       15.14   18,205,843.53
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013).....................        13.21      404,819.81

                               1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          13.21
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.95
                                                                                 2010          10.28
                                                                                 2011          11.62
                                                                                 2012          11.02
                                                                                 2013          12.53
                                                                                 2014          15.36
                                                                                 2015          15.93
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.17
                                                                                 2010           8.90
                                                                                 2011           9.66
                                                                                 2012           9.35
                                                                                 2013          10.70
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.38
                                                                                 2013          10.45
                                                                                 2014          11.78
                                                                                 2015          12.73
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.61
                                                                                 2010          13.94
                                                                                 2011          17.31
                                                                                 2012          16.68
                                                                                 2013          19.29
                                                                                 2014          25.26
                                                                                 2015          27.19
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.21
MetLife Stock Index Investment Division (Class B)............................... 2009          22.48
                                                                                 2010          33.82
                                                                                 2011          38.17
                                                                                 2012          38.23
                                                                                 2013          43.49
                                                                                 2014          56.46
                                                                                 2015          62.93
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.44
                                                                                 2010          10.29
                                                                                 2011          12.54
                                                                                 2012          10.05
                                                                                 2013          11.77
                                                                                 2014          11.03
                                                                                 2015          10.16
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           8.05
                                                                                 2010          13.14
                                                                                 2011          14.43
                                                                                 2012          12.70
                                                                                 2013          14.61
                                                                                 2014          17.17
                                                                                 2015          15.75
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          31.02
                                                                                 2010          40.57
                                                                                 2011          43.91
                                                                                 2012          44.21
                                                                                 2013          48.50
                                                                                 2014          56.74
                                                                                 2015          60.60
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.42
                                                                                 2010          10.79
                                                                                 2011          11.82
                                                                                 2012          11.73
                                                                                 2013          13.45
                                                                                 2014          17.94
                                                                                 2015          19.56
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.58
                                                                                 2010           8.12
                                                                                 2011           8.88
                                                                                 2012           8.71
                                                                                 2013           9.77
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.78
                                                                                 2011          14.84
                                                                                 2012          13.62
                                                                                 2013          14.67



                                                                                                   NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- --------------
                                                                                        13.16            0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.28   11,081,050.90
                                                                                        11.62   10,804,940.65
                                                                                        11.02   10,096,614.72
                                                                                        12.53    9,083,118.91
                                                                                        15.36    8,791,780.80
                                                                                        15.93    8,717,827.12
                                                                                        15.43    8,071,378.78
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.90      409,918.32
                                                                                         9.66      406,328.64
                                                                                         9.35      392,549.81
                                                                                        10.70      371,044.59
                                                                                        11.52            0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.38    1,804,482.43
                                                                                        10.45    4,458,350.10
                                                                                        11.78    7,739,773.26
                                                                                        12.73    8,613,204.85
                                                                                        12.04    8,542,938.88
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.94      922,395.40
                                                                                        17.31      981,790.09
                                                                                        16.68    1,068,023.86
                                                                                        19.29    1,061,147.98
                                                                                        25.26    1,148,417.94
                                                                                        27.19    1,091,745.65
                                                                                        26.10    1,006,538.89
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12    6,253,847.07
                                                                                         1.21    9,972,585.05
                                                                                         1.18   16,382,424.11
MetLife Stock Index Investment Division (Class B)...............................        33.82    1,991,100.45
                                                                                        38.17    2,169,883.98
                                                                                        38.23    2,276,452.07
                                                                                        43.49    2,156,879.22
                                                                                        56.46    1,970,951.96
                                                                                        62.93    1,808,587.56
                                                                                        62.59    1,697,630.61
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.29       54,873.81
                                                                                        12.54      166,740.54
                                                                                        10.05      245,529.91
                                                                                        11.77      243,762.94
                                                                                        11.03      294,025.06
                                                                                        10.16      327,333.55
                                                                                         8.63      386,417.60
MFS(Reg. TM) Research International Investment Division (Class B)...............        13.14      850,345.69
                                                                                        14.43      865,495.87
                                                                                        12.70      843,429.54
                                                                                        14.61      773,041.51
                                                                                        17.17      690,792.43
                                                                                        15.75      671,126.02
                                                                                        15.25      629,577.57
MFS(Reg. TM) Total Return Investment Division (Class B).........................        40.57      110,222.67
                                                                                        43.91      119,511.53
                                                                                        44.21      126,149.10
                                                                                        48.50      116,717.03
                                                                                        56.74      122,190.70
                                                                                        60.60      117,112.94
                                                                                        59.49      114,910.59
MFS(Reg. TM) Value Investment Division (Class B)................................        10.79      884,230.86
                                                                                        11.82      936,067.96
                                                                                        11.73      978,775.54
                                                                                        13.45      867,384.44
                                                                                        17.94    1,471,057.63
                                                                                        19.56    1,242,550.97
                                                                                        19.20    1,124,546.09
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.12      115,902.89
                                                                                         8.88      222,871.22
                                                                                         8.71      285,032.99
                                                                                         9.77      282,179.95
                                                                                        10.71            0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.84      606,256.47
                                                                                        13.62      688,742.46
                                                                                        14.67      641,624.81
                                                                                        20.10      437,422.06

                               1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          20.10
                                                                                  2015          20.01
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.33
                                                                                  2010          11.70
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.48
                                                                                  2010          11.97
                                                                                  2011          12.73
                                                                                  2012          10.96
                                                                                  2013          12.75
                                                                                  2014          15.27
                                                                                  2015          14.10
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.83
                                                                                  2011          16.25
                                                                                  2012          16.89
                                                                                  2013          18.27
                                                                                  2014          24.89
                                                                                  2015          24.46
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.10
                                                                                  2010          12.81
                                                                                  2011          15.51
                                                                                  2012          14.48
                                                                                  2013          15.03
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.94
                                                                                  2010          16.23
                                                                                  2011          18.55
                                                                                  2012          16.75
                                                                                  2013          20.00
                                                                                  2014          25.06
                                                                                  2015          25.23
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.58
                                                                                  2010           8.58
                                                                                  2011           9.10
                                                                                  2012           8.35
                                                                                  2013          10.06
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.47
                                                                                  2010          12.92
                                                                                  2011          13.72
                                                                                  2012          15.03
                                                                                  2013          16.16
                                                                                  2014          14.45
                                                                                  2015          14.66
PIMCO Total Return Investment Division (Class B)................................. 2009          13.03
                                                                                  2010          15.29
                                                                                  2011          16.30
                                                                                  2012          16.57
                                                                                  2013          17.85
                                                                                  2014          17.25
                                                                                  2015          17.72
Pioneer Strategic Income Investment Division (Class E)........................... 2009          17.48
                                                                                  2010          22.44
                                                                                  2011          24.78
                                                                                  2012          25.27
                                                                                  2013          27.75
                                                                                  2014          27.74
                                                                                  2015          28.56
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.75
                                                                                  2013          10.92
                                                                                  2014          10.28
                                                                                  2015          10.90
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.74
                                                                                  2015          11.51
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           9.17
                                                                                  2010          14.36
                                                                                  2011          17.92
                                                                                  2012          16.90
                                                                                  2013          19.34
                                                                                  2014          26.34
                                                                                  2015          27.20



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         20.01     399,285.65
                                                                                         18.73     368,247.04
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.70     485,764.64
                                                                                         12.66           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.97   1,726,217.82
                                                                                         12.73   1,891,931.42
                                                                                         10.96   2,175,900.58
                                                                                         12.75   2,173,357.36
                                                                                         15.27   2,071,226.44
                                                                                         14.10   2,149,360.62
                                                                                         13.72   2,092,279.54
Neuberger Berman Genesis Investment Division (Class B)...........................        16.25     567,199.30
                                                                                         16.89     555,461.98
                                                                                         18.27     505,309.98
                                                                                         24.89     639,957.94
                                                                                         24.46     571,658.65
                                                                                         24.20     512,650.85
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.81     259,248.91
                                                                                         15.51     256,169.25
                                                                                         14.48     286,100.44
                                                                                         15.03     276,116.60
                                                                                         16.29           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        16.23     388,940.59
                                                                                         18.55     471,837.16
                                                                                         16.75     509,612.12
                                                                                         20.00     483,451.77
                                                                                         25.06     538,295.09
                                                                                         25.23     513,838.26
                                                                                         25.84     498,359.83
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.58      80,565.40
                                                                                          9.10     142,671.40
                                                                                          8.35     206,905.28
                                                                                         10.06     210,755.65
                                                                                         10.70           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03     261,751.86
                                                                                          0.96     681,157.46
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.92   2,120,220.49
                                                                                         13.72   2,889,567.48
                                                                                         15.03   3,484,395.56
                                                                                         16.16   3,624,058.83
                                                                                         14.45   2,823,168.42
                                                                                         14.66   2,491,064.59
                                                                                         14.00   2,263,221.26
PIMCO Total Return Investment Division (Class B).................................        15.29   2,815,840.51
                                                                                         16.30   3,949,250.16
                                                                                         16.57   4,419,373.15
                                                                                         17.85   4,551,312.30
                                                                                         17.25   4,298,846.85
                                                                                         17.72   3,904,604.00
                                                                                         17.46   3,613,501.93
Pioneer Strategic Income Investment Division (Class E)...........................        22.44      26,426.36
                                                                                         24.78      92,679.44
                                                                                         25.27     214,494.92
                                                                                         27.75     239,293.29
                                                                                         27.74     243,696.59
                                                                                         28.56     244,107.44
                                                                                         27.73     262,319.62
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.75     667,464.67
                                                                                         10.92   1,945,436.62
                                                                                         10.28   1,860,467.52
                                                                                         10.90   1,718,186.69
                                                                                         10.79   1,562,119.57
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.74     214,392.13
                                                                                         11.51     356,530.16
                                                                                         11.20     679,958.80
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        14.36     593,436.46
                                                                                         17.92     589,429.34
                                                                                         16.90     609,813.85
                                                                                         19.34     612,648.13
                                                                                         26.34     589,850.95
                                                                                         27.20     612,210.85
                                                                                         25.60     583,272.95

                                            1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                    NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- --------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06    4,940,453.63
                                                                             2013           1.06           1.15   12,034,917.75
                                                                             2014           1.15           1.23   12,734,835.97
                                                                             2015           1.23           1.20   13,743,972.76
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.45          10.53    1,491,765.64
                                                                             2010          10.53          11.65    2,774,889.67
                                                                             2011          11.65          11.60    3,324,555.27
                                                                             2012          11.60          12.90    3,328,335.00
                                                                             2013          12.90          14.36    3,089,889.64
                                                                             2014          14.36          14.98    2,866,468.30
                                                                             2015          14.98          14.47    2,604,970.33
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.59           9.98      271,135.15
                                                                             2010           9.98          11.23      265,070.25
                                                                             2011          11.23          10.83      328,302.17
                                                                             2012          10.83          12.28      342,949.93
                                                                             2013          12.28          14.29      494,356.99
                                                                             2014          14.29          14.84      489,662.58
                                                                             2015          14.84          14.29      544,228.38
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          17.29          21.82      984,673.60
                                                                             2014          21.82          23.41      947,207.95
                                                                             2015          23.41          25.49    1,012,169.15
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.15           5.47    1,183,651.35
                                                                             2010           5.47           6.88    1,427,466.46
                                                                             2011           6.88           6.11    1,493,606.86
                                                                             2012           6.11           6.75    1,469,983.29
                                                                             2013           6.75           7.06            0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.14           8.28    1,255,170.56
                                                                             2010           8.28          10.43    1,407,959.28
                                                                             2011          10.43          10.11    1,486,930.40
                                                                             2012          10.11          11.32    1,485,226.94
                                                                             2013          11.32          15.24    1,436,722.82
                                                                             2014          15.24          16.94    1,422,341.93
                                                                             2015          16.94          17.82    1,452,698.99
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.62          13.56      336,695.75
                                                                             2010          13.56          18.00      375,033.17
                                                                             2011          18.00          18.00      464,082.83
                                                                             2012          18.00          20.56      462,198.64
                                                                             2013          20.56          29.22      490,050.76
                                                                             2014          29.22          30.71      471,469.09
                                                                             2015          30.71          31.02      483,285.63
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.05          14.77       15,938.46
                                                                             2010          14.77          18.79       54,481.94
                                                                             2011          18.79          15.43      104,535.58
                                                                             2012          15.43          15.60      123,929.08
                                                                             2013          15.60          17.03      107,019.35
                                                                             2014          17.03          13.62      110,439.28
                                                                             2015          13.62           9.03      137,937.17
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          16.09          16.57      847,280.46
                                                                             2010          16.57          17.23      850,057.03
                                                                             2011          17.23          17.88      798,682.88
                                                                             2012          17.88          18.16      781,479.28
                                                                             2013          18.16          17.73      723,944.31
                                                                             2014          17.73          17.92      641,221.93
                                                                             2015          17.92          17.72      584,927.60
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          18.30          29.72      965,850.92
                                                                             2010          29.72          32.72    1,066,301.29
                                                                             2011          32.72          30.88    1,042,758.28
                                                                             2012          30.88          34.27      972,821.16
                                                                             2013          34.27          45.05      914,654.47
                                                                             2014          45.05          48.99      803,472.54
                                                                             2015          48.99          49.32      710,403.93
WMC Large Cap Research Investment Division (Class B)........................ 2009          40.75          56.48       75,653.33
                                                                             2010          56.48          62.60       72,552.76
                                                                             2011          62.60          61.85       74,751.61
                                                                             2012          61.85          69.14       65,177.50
                                                                             2013          69.14          91.50       58,863.82
                                                                             2014          91.50         102.37       50,934.53
                                                                             2015         102.37         105.43       40,503.33

                                                                                         AT 1.70 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.16          24.87   1,024,126.11
                                                                                2010          24.87          29.93   1,080,126.69
                                                                                2011          29.93          23.79   1,077,280.00
                                                                                2012          23.79          27.64     964,772.85
                                                                                2013          27.64          34.86     884,672.45
                                                                                2014          34.86          35.00     850,397.85
                                                                                2015          35.00          34.50     793,369.09
American Funds Growth-Income Investment Division (Class 2)..................... 2009          58.60          88.08     393,860.59
                                                                                2010          88.08          96.49     417,935.29
                                                                                2011          96.49          93.13     423,179.38
                                                                                2012          93.13         107.56     395,509.51
                                                                                2013         107.56         141.17     357,771.29
                                                                                2014         141.17         153.55     326,918.44
                                                                                2015         153.55         153.16     300,616.66





                                     1.50 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.72
                                                                                 2013          10.55
                                                                                 2014          11.55
                                                                                 2015          12.21
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.33
                                                                                 2010           8.92
                                                                                 2011           9.86
                                                                                 2012           9.51
                                                                                 2013          10.63
                                                                                 2014          12.41
                                                                                 2015          12.97
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.58
                                                                                 2010           8.39
                                                                                 2011           9.38
                                                                                 2012           8.80
                                                                                 2013          10.07
                                                                                 2014          12.41
                                                                                 2015          13.01
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.02
                                                                                 2010           7.87
                                                                                 2011           9.17
                                                                                 2012           8.62
                                                                                 2013           9.97
                                                                                 2014          12.75
                                                                                 2015          13.59
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.13
                                                                                 2010           9.33
                                                                                 2011          10.10
                                                                                 2012           9.97
                                                                                 2013          10.89
                                                                                 2014          12.18
                                                                                 2015          12.73
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.59
                                                                                 2013          11.54
                                                                                 2014          10.98
                                                                                 2015          11.25
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.55
                                                                                 2010          12.63
                                                                                 2011          13.29
                                                                                 2012          10.46
                                                                                 2013          12.30
                                                                                 2014          13.95
                                                                                 2015          13.28
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          14.12
                                                                                 2010          14.73



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.72     354,625.73
                                                                                        10.55     719,244.94
                                                                                        11.55     829,527.04
                                                                                        12.21     736,876.01
                                                                                        12.10     666,677.50
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03      22,136.39
                                                                                         1.01     150,046.17
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.92     362,740.36
                                                                                         9.86     653,959.10
                                                                                         9.51     715,201.03
                                                                                        10.63     652,169.46
                                                                                        12.41     575,958.03
                                                                                        12.97     579,459.66
                                                                                        12.69     540,139.02
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.39     651,597.21
                                                                                         9.38     678,757.17
                                                                                         8.80     592,500.82
                                                                                        10.07     521,805.64
                                                                                        12.41     426,860.41
                                                                                        13.01     439,156.60
                                                                                        12.72     450,708.75
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.87      87,544.52
                                                                                         9.17     224,462.08
                                                                                         8.62     383,966.45
                                                                                         9.97     347,605.73
                                                                                        12.75     334,731.76
                                                                                        13.59     317,620.88
                                                                                        14.26     296,346.82
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.33     553,781.88
                                                                                        10.10   1,050,275.58
                                                                                         9.97   1,124,128.52
                                                                                        10.89   1,056,159.57
                                                                                        12.18     934,254.08
                                                                                        12.73     914,664.99
                                                                                        12.45     808,523.84
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.59     409,083.46
                                                                                        11.54     945,784.87
                                                                                        10.98     975,528.07
                                                                                        11.25     934,220.09
                                                                                        10.02     826,374.84
Baillie Gifford International Stock Investment Division (Class B)...............        12.63     108,580.54
                                                                                        13.29      96,358.31
                                                                                        10.46      86,882.44
                                                                                        12.30      83,195.34
                                                                                        13.95      70,249.66
                                                                                        13.28      71,570.42
                                                                                        12.80      67,063.38
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.73     337,451.36
                                                                                        15.33     455,768.53

                                   1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          15.33
                                                                                         2012          16.21
                                                                                         2013          16.54
                                                                                         2014          15.88
                                                                                         2015          16.50
BlackRock Bond Income Investment Division (Class B)..................................... 2009          44.38
                                                                                         2010          48.32
                                                                                         2011          51.44
                                                                                         2012          53.87
                                                                                         2013          56.93
                                                                                         2014          55.52
                                                                                         2015          58.42
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          17.72
                                                                                         2010          26.49
                                                                                         2011          31.17
                                                                                         2012          27.90
                                                                                         2013          31.35
                                                                                         2014          41.35
                                                                                         2015          44.25
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.56
                                                                                         2013          10.27
                                                                                         2014          11.17
                                                                                         2015          11.65
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.52
                                                                                         2010          10.19
                                                                                         2011          10.94
                                                                                         2012          11.00
                                                                                         2013          12.35
                                                                                         2014          16.02
                                                                                         2015          17.32
BlackRock Money Market Investment Division (Class B).................................... 2009          23.27
                                                                                         2010          22.99
                                                                                         2011          22.65
                                                                                         2012          22.32
                                                                                         2013          21.98
                                                                                         2014          21.65
                                                                                         2015          21.33
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.67
                                                                                         2010          12.38
                                                                                         2011          14.16
                                                                                         2012          13.17
                                                                                         2013          16.35
                                                                                         2014          16.68
                                                                                         2015          18.61
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.24
                                                                                         2010           6.13
                                                                                         2011           7.48
                                                                                         2012           7.61
                                                                                         2013           8.88
                                                                                         2014          12.74
                                                                                         2015          14.92
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          91.28
                                                                                         2010         140.18
                                                                                         2011         151.07
                                                                                         2012         137.60
                                                                                         2013         166.06
                                                                                         2014         210.68
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.34
                                                                                         2010           5.60
                                                                                         2011           5.92
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          23.75
                                                                                         2010          38.75
                                                                                         2011          43.89
                                                                                         2012          41.84
                                                                                         2013          45.62
                                                                                         2014          59.52
                                                                                         2015          65.01
Harris Oakmark International Investment Division (Class B).............................. 2009           8.95
                                                                                         2010          17.23



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                16.21     588,724.26
                                                                                                16.54     607,450.69
                                                                                                15.88     622,779.47
                                                                                                16.50     602,671.58
                                                                                                16.27     591,351.01
BlackRock Bond Income Investment Division (Class B).....................................        48.32      49,003.14
                                                                                                51.44      62,759.28
                                                                                                53.87      72,516.04
                                                                                                56.93      67,964.73
                                                                                                55.52      66,524.31
                                                                                                58.42      60,988.17
                                                                                                57.74      62,313.03
BlackRock Capital Appreciation Investment Division (Class B)............................        26.49      45,361.03
                                                                                                31.17      42,078.49
                                                                                                27.90      56,584.75
                                                                                                31.35      50,397.68
                                                                                                41.35      42,849.73
                                                                                                44.25      34,509.06
                                                                                                46.22      33,400.06
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.56     532,761.19
                                                                                                10.27     932,599.55
                                                                                                11.17   1,147,919.67
                                                                                                11.65   1,086,963.97
                                                                                                11.46   1,093,076.64
BlackRock Large Cap Value Investment Division (Class B).................................        10.19      95,592.49
                                                                                                10.94     116,123.01
                                                                                                11.00     121,689.78
                                                                                                12.35     130,003.20
                                                                                                16.02     126,620.11
                                                                                                17.32     126,043.51
                                                                                                16.01     116,505.19
BlackRock Money Market Investment Division (Class B)....................................        22.99       2,600.55
                                                                                                22.65       5,388.05
                                                                                                22.32       3,301.21
                                                                                                21.98       4,449.62
                                                                                                21.65       2,943.55
                                                                                                21.33       2,458.22
                                                                                                21.01       2,494.31
Clarion Global Real Estate Investment Division (Class B)................................        12.38     174,610.74
                                                                                                14.16     164,268.92
                                                                                                13.17     159,733.04
                                                                                                16.35     162,436.52
                                                                                                16.68     143,425.61
                                                                                                18.61     122,316.09
                                                                                                18.07     109,144.70
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.13      31,168.61
                                                                                                 7.48      38,038.08
                                                                                                 7.61     106,870.94
                                                                                                 8.88     157,808.33
                                                                                                12.74     187,342.66
                                                                                                14.92     556,728.26
                                                                                                14.10     524,221.42
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       140.18      31,776.44
                                                                                               151.07      36,862.04
                                                                                               137.60      33,538.32
                                                                                               166.06      31,668.19
                                                                                               210.68      25,264.07
                                                                                               219.31           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.60      21,908.89
                                                                                                 5.92      51,248.84
                                                                                                 6.29           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        38.75      22,692.16
                                                                                                43.89      27,794.39
                                                                                                41.84      30,568.49
                                                                                                45.62      23,063.68
                                                                                                59.52      17,466.11
                                                                                                65.01      16,943.26
                                                                                                65.71      16,982.70
Harris Oakmark International Investment Division (Class B)..............................        17.23     112,948.34
                                                                                                19.76     152,412.94

                                           1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          19.76          16.69     185,328.08
                                                                             2012          16.69          21.25     164,706.41
                                                                             2013          21.25          27.32     148,986.84
                                                                             2014          27.32          25.36     159,990.00
                                                                             2015          25.36          23.85     150,941.64
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04   2,274,024.35
                                                                             2013           1.04           1.05   4,394,985.88
                                                                             2014           1.05           1.09   3,773,815.18
                                                                             2015           1.09           1.03   3,442,920.50
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          11.16          19.89     137,467.11
                                                                             2010          19.89          24.70     143,739.48
                                                                             2011          24.70          22.71     144,793.52
                                                                             2012          22.71          25.10           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          24.98          25.66     135,075.00
                                                                             2013          25.66          32.94     114,104.70
                                                                             2014          32.94          35.58      97,374.27
                                                                             2015          35.58          31.91      82,897.78
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.28          12.67      11,185.84
                                                                             2010          12.67          15.75      15,380.10
                                                                             2011          15.75          15.35      25,669.97
                                                                             2012          15.35          17.88      21,714.28
                                                                             2013          17.88          24.69      22,986.91
                                                                             2014          24.69          26.25      21,968.48
                                                                             2015          26.25          25.41      20,142.52
Jennison Growth Investment Division (Class B)............................... 2009           3.15           4.62      55,813.28
                                                                             2010           4.62           5.07      92,878.43
                                                                             2011           5.07           5.01     160,650.72
                                                                             2012           5.01           5.70     287,794.25
                                                                             2013           5.70           7.68     234,618.04
                                                                             2014           7.68           8.23     233,825.56
                                                                             2015           8.23           8.96     253,623.23
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.92           7.72      70,848.08
                                                                             2010           7.72           8.32      96,620.37
                                                                             2011           8.32           8.09      95,345.31
                                                                             2012           8.09           9.09           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.17          10.62     136,941.95
                                                                             2014          10.62          10.99     127,055.16
                                                                             2015          10.99          10.88     128,752.76
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.87           9.88      22,696.62
                                                                             2010           9.88          10.32      92,645.69
                                                                             2011          10.32          10.76     140,268.94
                                                                             2012          10.76          11.12     149,029.86
                                                                             2013          11.12          11.09           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     992,280.82
                                                                             2013           1.04           1.14   3,152,528.62
                                                                             2014           1.14           1.20   3,628,250.41
                                                                             2015           1.20           1.20   3,505,400.88
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.76          12.44       2,154.26
                                                                             2010          12.44          14.61      10,730.17
                                                                             2011          14.61          12.90      19,039.31
                                                                             2012          12.90          14.66      15,358.14
                                                                             2013          14.66          19.20      13,014.04
                                                                             2014          19.20          19.74      13,075.37
                                                                             2015          19.74          18.00       9,846.74
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.22          10.80       5,443.82
                                                                             2010          10.80          12.98      20,514.33
                                                                             2011          12.98          12.59      28,492.20
                                                                             2012          12.59          14.51      32,324.14
                                                                             2013          14.51          16.74     116,284.15
                                                                             2014          16.74          17.06      99,983.87
                                                                             2015          17.06          17.02      87,754.96
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.48          10.04      54,635.25
                                                                             2010          10.04          11.07      91,514.04
                                                                             2011          11.07          11.13     121,733.09
                                                                             2012          11.13          12.34     111,211.70
                                                                             2013          12.34          12.87           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          18.42          28.04      22,246.65
                                                                             2010          28.04          35.14      17,756.68
                                                                             2011          35.14          34.74      19,998.60
                                                                             2012          34.74          39.10      20,078.39
                                                                             2013          39.10          54.19      15,215.04

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          54.19          55.25      13,775.34
                                                                                2015          55.25          53.48      14,509.44
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          15.74          20.54     116,459.70
                                                                                2010          20.54          22.85     117,123.25
                                                                                2011          22.85          23.52     120,620.48
                                                                                2012          23.52          26.17     109,217.65
                                                                                2013          26.17          27.83     117,133.99
                                                                                2014          27.83          28.74     104,665.32
                                                                                2015          28.74          27.70      93,766.92
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          15.85          26.06      23,988.33
                                                                                2010          26.06          29.47      23,916.21
                                                                                2011          29.47          30.91      25,481.23
                                                                                2012          30.91          33.98      21,192.87
                                                                                2013          33.98          45.69      21,095.67
                                                                                2014          45.69          45.77      19,693.66
                                                                                2015          45.77          40.73      17,769.93
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.32          14.24         880.48
                                                                                2010          14.24          17.20       2,310.20
                                                                                2011          17.20          14.19       5,272.29
                                                                                2012          14.19          16.48       6,093.17
                                                                                2013          16.48          20.72       5,321.44
                                                                                2014          20.72          19.04       4,636.28
                                                                                2015          19.04          19.84       4,649.38
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.21       3,808.66
                                                                                2011          10.21          10.26      14,803.09
                                                                                2012          10.26          10.85      16,714.76
                                                                                2013          10.85          11.10      24,145.91
                                                                                2014          11.10          11.01      29,927.17
                                                                                2015          11.01          10.76      30,102.82
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.76      11,656.92
                                                                                2012           9.76          10.03      12,945.04
                                                                                2013          10.03          10.00      45,540.79
                                                                                2014          10.00           9.95      53,396.88
                                                                                2015           9.95           9.74      41,231.63
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.88         439.95
                                                                                2010          10.88          12.18       4,002.16
                                                                                2011          12.18          11.95       9,184.44
                                                                                2012          11.95          13.46      12,476.84
                                                                                2013          13.46          13.40      12,497.05
                                                                                2014          13.40          13.35      10,705.38
                                                                                2015          13.35          12.60      10,847.33
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          12.08          10.34      60,419.27
                                                                                2012          10.34          11.89      82,883.83
                                                                                2013          11.89          15.17      50,617.33
                                                                                2014          15.17          15.71      48,353.19
                                                                                2015          15.71          15.16      41,032.62
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.33           9.81      94,729.28
                                                                                2010           9.81          11.18      86,458.38
                                                                                2011          11.18          12.12           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.16          11.28     461,630.43
                                                                                2010          11.28          12.23     727,430.70
                                                                                2011          12.23          12.44     845,359.90
                                                                                2012          12.44          13.38     939,109.22
                                                                                2013          13.38          13.75     896,024.37
                                                                                2014          13.75          14.15     818,850.80
                                                                                2015          14.15          13.85     700,059.57
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.38          11.00   1,008,766.42
                                                                                2010          11.00          12.09   1,617,163.08
                                                                                2011          12.09          12.03   1,931,443.06
                                                                                2012          12.03          13.21   1,871,784.00
                                                                                2013          13.21          14.44   1,679,896.64
                                                                                2014          14.44          14.92   1,436,320.51
                                                                                2015          14.92          14.54   1,287,153.81
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.62          10.65   1,957,415.14
                                                                                2010          10.65          11.88   2,992,970.68
                                                                                2011          11.88          11.54   3,408,700.83
                                                                                2012          11.54          12.87   3,275,251.30
                                                                                2013          12.87          14.97   3,066,135.41
                                                                                2014          14.97          15.49   2,843,108.44
                                                                                2015          15.49          15.06   2,584,687.92
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.57          13.18     146,649.19

                               1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          13.18
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.94
                                                                                 2010          10.26
                                                                                 2011          11.59
                                                                                 2012          10.99
                                                                                 2013          12.49
                                                                                 2014          15.29
                                                                                 2015          15.85
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.16
                                                                                 2010           8.90
                                                                                 2011           9.64
                                                                                 2012           9.33
                                                                                 2013          10.68
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.37
                                                                                 2013          10.44
                                                                                 2014          11.77
                                                                                 2015          12.71
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.57
                                                                                 2010          13.87
                                                                                 2011          17.22
                                                                                 2012          16.59
                                                                                 2013          19.17
                                                                                 2014          25.09
                                                                                 2015          27.00
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.21
MetLife Stock Index Investment Division (Class B)............................... 2009          22.27
                                                                                 2010          33.49
                                                                                 2011          37.77
                                                                                 2012          37.82
                                                                                 2013          43.00
                                                                                 2014          55.79
                                                                                 2015          62.16
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.43
                                                                                 2010          10.27
                                                                                 2011          12.51
                                                                                 2012          10.02
                                                                                 2013          11.73
                                                                                 2014          10.98
                                                                                 2015          10.11
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           8.02
                                                                                 2010          13.09
                                                                                 2011          14.36
                                                                                 2012          12.63
                                                                                 2013          14.52
                                                                                 2014          17.06
                                                                                 2015          15.64
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          30.68
                                                                                 2010          40.12
                                                                                 2011          43.39
                                                                                 2012          43.67
                                                                                 2013          47.88
                                                                                 2014          55.99
                                                                                 2015          59.77
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.38
                                                                                 2010          10.73
                                                                                 2011          11.75
                                                                                 2012          11.65
                                                                                 2013          13.35
                                                                                 2014          17.81
                                                                                 2015          19.40
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.58
                                                                                 2010           8.11
                                                                                 2011           8.87
                                                                                 2012           8.69
                                                                                 2013           9.75
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.70
                                                                                 2011          14.74
                                                                                 2012          13.52
                                                                                 2013          14.55



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        13.12           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.26   1,184,921.46
                                                                                        11.59     934,289.76
                                                                                        10.99     834,393.41
                                                                                        12.49     759,978.37
                                                                                        15.29     769,651.75
                                                                                        15.85     836,857.84
                                                                                        15.35     803,031.96
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.90      54,162.32
                                                                                         9.64      57,135.74
                                                                                         9.33      85,034.50
                                                                                        10.68      80,555.94
                                                                                        11.49           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.37     435,649.38
                                                                                        10.44   1,059,337.87
                                                                                        11.77   1,820,476.44
                                                                                        12.71   1,907,021.16
                                                                                        12.01   1,826,932.70
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.87      90,479.49
                                                                                        17.22     102,090.89
                                                                                        16.59     134,954.72
                                                                                        19.17     140,104.32
                                                                                        25.09     127,547.25
                                                                                        27.00     120,070.41
                                                                                        25.90     123,813.77
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12   1,974,018.55
                                                                                         1.21   3,061,250.78
                                                                                         1.18   4,936,699.39
MetLife Stock Index Investment Division (Class B)...............................        33.49     196,399.22
                                                                                        37.77     226,540.25
                                                                                        37.82     260,646.69
                                                                                        43.00     248,834.96
                                                                                        55.79     221,405.71
                                                                                        62.16     206,734.88
                                                                                        61.80     198,684.30
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.27      16,459.00
                                                                                        12.51      42,666.16
                                                                                        10.02      82,986.42
                                                                                        11.73      72,210.39
                                                                                        10.98      68,094.35
                                                                                        10.11      70,502.08
                                                                                         8.59      76,993.90
MFS(Reg. TM) Research International Investment Division (Class B)...............        13.09     115,423.49
                                                                                        14.36     126,238.04
                                                                                        12.63     108,824.82
                                                                                        14.52      86,420.65
                                                                                        17.06      68,713.25
                                                                                        15.64      57,929.28
                                                                                        15.13      53,500.24
MFS(Reg. TM) Total Return Investment Division (Class B).........................        40.12      17,976.77
                                                                                        43.39      18,152.54
                                                                                        43.67      20,510.69
                                                                                        47.88      22,811.63
                                                                                        55.99      20,666.18
                                                                                        59.77      17,478.95
                                                                                        58.65      16,180.17
MFS(Reg. TM) Value Investment Division (Class B)................................        10.73      76,037.09
                                                                                        11.75      93,270.71
                                                                                        11.65     127,058.25
                                                                                        13.35     116,843.82
                                                                                        17.81     196,784.60
                                                                                        19.40     164,566.18
                                                                                        19.04     161,051.69
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.11      37,613.21
                                                                                         8.87      85,964.55
                                                                                         8.69     124,705.18
                                                                                         9.75     125,825.90
                                                                                        10.68           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.74      44,390.95
                                                                                        13.52      65,707.22
                                                                                        14.55      62,094.56
                                                                                        19.93      53,138.19

                               1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          19.93
                                                                                  2015          19.83
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.28
                                                                                  2010          11.62
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.45
                                                                                  2010          11.90
                                                                                  2011          12.65
                                                                                  2012          10.89
                                                                                  2013          12.66
                                                                                  2014          15.15
                                                                                  2015          13.99
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.76
                                                                                  2011          16.16
                                                                                  2012          16.80
                                                                                  2013          18.16
                                                                                  2014          24.72
                                                                                  2015          24.28
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.07
                                                                                  2010          12.76
                                                                                  2011          15.44
                                                                                  2012          14.41
                                                                                  2013          14.94
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.88
                                                                                  2010          16.13
                                                                                  2011          18.42
                                                                                  2012          16.62
                                                                                  2013          19.84
                                                                                  2014          24.85
                                                                                  2015          25.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.58
                                                                                  2010           8.57
                                                                                  2011           9.09
                                                                                  2012           8.34
                                                                                  2013          10.04
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.44
                                                                                  2010          12.87
                                                                                  2011          13.67
                                                                                  2012          14.96
                                                                                  2013          16.09
                                                                                  2014          14.38
                                                                                  2015          14.57
PIMCO Total Return Investment Division (Class B)................................. 2009          12.98
                                                                                  2010          15.22
                                                                                  2011          16.22
                                                                                  2012          16.48
                                                                                  2013          17.74
                                                                                  2014          17.14
                                                                                  2015          17.59
Pioneer Strategic Income Investment Division (Class E)........................... 2009          17.35
                                                                                  2010          22.26
                                                                                  2011          24.57
                                                                                  2012          25.05
                                                                                  2013          27.50
                                                                                  2014          27.47
                                                                                  2015          28.26
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.74
                                                                                  2013          10.92
                                                                                  2014          10.27
                                                                                  2015          10.88
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.74
                                                                                  2015          11.50
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           9.13
                                                                                  2010          14.28
                                                                                  2011          17.81
                                                                                  2012          16.79
                                                                                  2013          19.20
                                                                                  2014          26.14
                                                                                  2015          26.98



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         19.83      54,438.24
                                                                                         18.56      44,232.33
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.62      46,895.75
                                                                                         12.57           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.90     167,547.33
                                                                                         12.65     190,517.88
                                                                                         10.89     235,444.24
                                                                                         12.66     226,570.43
                                                                                         15.15     207,490.64
                                                                                         13.99     206,747.97
                                                                                         13.61     229,552.85
Neuberger Berman Genesis Investment Division (Class B)...........................        16.16      46,276.56
                                                                                         16.80      41,317.92
                                                                                         18.16      37,860.75
                                                                                         24.72      46,149.74
                                                                                         24.28      38,899.04
                                                                                         24.01      32,390.96
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.76      17,404.76
                                                                                         15.44      18,152.79
                                                                                         14.41      21,863.71
                                                                                         14.94      20,670.83
                                                                                         16.20           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        16.13      48,675.18
                                                                                         18.42      54,507.76
                                                                                         16.62      81,434.96
                                                                                         19.84      81,886.06
                                                                                         24.85      99,560.62
                                                                                         25.00     101,318.51
                                                                                         25.60      79,917.80
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.57      12,715.04
                                                                                          9.09      19,792.92
                                                                                          8.34      62,533.62
                                                                                         10.04      62,228.00
                                                                                         10.67           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03       3,574.04
                                                                                          0.96      96,373.53
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.87     310,322.51
                                                                                         13.67     431,442.49
                                                                                         14.96     572,264.49
                                                                                         16.09     621,060.60
                                                                                         14.38     533,132.64
                                                                                         14.57     476,770.03
                                                                                         13.91     427,570.49
PIMCO Total Return Investment Division (Class B).................................        15.22     315,771.61
                                                                                         16.22     521,378.79
                                                                                         16.48     607,907.44
                                                                                         17.74     701,335.88
                                                                                         17.14     683,091.33
                                                                                         17.59     575,186.85
                                                                                         17.33     526,355.58
Pioneer Strategic Income Investment Division (Class E)...........................        22.26       5,156.14
                                                                                         24.57      22,479.71
                                                                                         25.05      28,591.84
                                                                                         27.50      36,641.71
                                                                                         27.47      41,114.53
                                                                                         28.26      36,527.08
                                                                                         27.44      34,046.73
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.74     164,178.70
                                                                                         10.92     653,967.97
                                                                                         10.27     600,141.41
                                                                                         10.88     533,130.85
                                                                                         10.76     453,172.68
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.74      48,987.52
                                                                                         11.50      68,300.91
                                                                                         11.18     206,937.09
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        14.28      50,731.24
                                                                                         17.81      60,553.92
                                                                                         16.79      81,213.05
                                                                                         19.20      79,165.33
                                                                                         26.14      58,088.96
                                                                                         26.98      59,369.68
                                                                                         25.38      57,336.78

                                           1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06     573,694.08
                                                                             2013           1.06           1.15   2,207,019.88
                                                                             2014           1.15           1.22   2,653,055.05
                                                                             2015           1.22           1.19   2,759,201.18
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.44          10.51     162,425.67
                                                                             2010          10.51          11.62     618,533.25
                                                                             2011          11.62          11.57     989,652.61
                                                                             2012          11.57          12.86   1,013,144.06
                                                                             2013          12.86          14.30     970,614.76
                                                                             2014          14.30          14.91     835,298.92
                                                                             2015          14.91          14.40     817,914.09
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.58           9.96      38,455.84
                                                                             2010           9.96          11.20      71,334.57
                                                                             2011          11.20          10.80      93,111.19
                                                                             2012          10.80          12.23      66,820.74
                                                                             2013          12.23          14.23      97,485.51
                                                                             2014          14.23          14.77      84,448.11
                                                                             2015          14.77          14.22      86,804.47
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          17.16          21.66     155,553.58
                                                                             2014          21.66          23.22     154,559.81
                                                                             2015          23.22          25.28     163,349.35
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.14           5.44     203,692.85
                                                                             2010           5.44           6.85     259,376.02
                                                                             2011           6.85           6.08     269,936.66
                                                                             2012           6.08           6.71     227,163.66
                                                                             2013           6.71           7.02           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.12           8.25     165,004.06
                                                                             2010           8.25          10.37     222,068.98
                                                                             2011          10.37          10.05     231,521.01
                                                                             2012          10.05          11.26     197,074.27
                                                                             2013          11.26          15.15     195,953.98
                                                                             2014          15.15          16.83     198,466.32
                                                                             2015          16.83          17.68     208,839.49
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.57          13.48      34,011.32
                                                                             2010          13.48          17.88      46,718.30
                                                                             2011          17.88          17.87      63,179.05
                                                                             2012          17.87          20.40      68,059.25
                                                                             2013          20.40          28.98      67,436.69
                                                                             2014          28.98          30.44      68,688.51
                                                                             2015          30.44          30.73      66,040.84
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.04          14.76       3,153.18
                                                                             2010          14.76          18.77      17,760.82
                                                                             2011          18.77          15.41      32,332.05
                                                                             2012          15.41          15.57      36,590.62
                                                                             2013          15.57          16.98      35,096.90
                                                                             2014          16.98          13.58      41,105.14
                                                                             2015          13.58           8.99      59,030.02
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.98          16.45      90,659.96
                                                                             2010          16.45          17.09     106,820.76
                                                                             2011          17.09          17.73     104,343.44
                                                                             2012          17.73          17.99     103,995.91
                                                                             2013          17.99          17.57     103,818.11
                                                                             2014          17.57          17.74      87,799.30
                                                                             2015          17.74          17.53      80,150.80
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          18.17          29.50     103,134.11
                                                                             2010          29.50          32.46     104,641.32
                                                                             2011          32.46          30.61     117,517.98
                                                                             2012          30.61          33.96      99,703.63
                                                                             2013          33.96          44.62      82,217.72
                                                                             2014          44.62          48.50      70,499.04
                                                                             2015          48.50          48.80      59,058.84
WMC Large Cap Research Investment Division (Class B)........................ 2009          40.24          55.73       5,023.56
                                                                             2010          55.73          61.74       3,679.42
                                                                             2011          61.74          60.98       5,743.03
                                                                             2012          60.98          68.12       6,745.64
                                                                             2013          68.12          90.12       6,480.24
                                                                             2014          90.12         100.77       7,503.51
                                                                             2015         100.77         103.73       5,588.73

                                                                                         AT 1.75 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.09          24.72     138,303.97
                                                                                2010          24.72          29.74     151,859.31
                                                                                2011          29.74          23.63     151,964.78
                                                                                2012          23.63          27.44     121,669.04
                                                                                2013          27.44          34.59     101,297.65
                                                                                2014          34.59          34.71      95,214.87
                                                                                2015          34.71          34.20      87,279.75
American Funds Growth-Income Investment Division (Class 2)..................... 2009          57.87          86.94      47,078.21
                                                                                2010          86.94          95.20      52,132.28
                                                                                2011          95.20          91.84      53,940.17
                                                                                2012          91.84         106.01      51,013.23
                                                                                2013         106.01         139.08      47,164.14
                                                                                2014         139.08         151.20      41,699.05
                                                                                2015         151.20         150.74      35,010.39





                                     1.60 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.72
                                                                                 2013          10.53
                                                                                 2014          11.52
                                                                                 2015          12.17
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.32
                                                                                 2010           8.91
                                                                                 2011           9.83
                                                                                 2012           9.47
                                                                                 2013          10.58
                                                                                 2014          12.34
                                                                                 2015          12.88
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.58
                                                                                 2010           8.37
                                                                                 2011           9.35
                                                                                 2012           8.77
                                                                                 2013          10.02
                                                                                 2014          12.34
                                                                                 2015          12.92
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.01
                                                                                 2010           7.86
                                                                                 2011           9.15
                                                                                 2012           8.59
                                                                                 2013           9.93
                                                                                 2014          12.68
                                                                                 2015          13.50
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.12
                                                                                 2010           9.32
                                                                                 2011          10.08
                                                                                 2012           9.94
                                                                                 2013          10.84
                                                                                 2014          12.11
                                                                                 2015          12.64
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.59
                                                                                 2013          11.52
                                                                                 2014          10.95
                                                                                 2015          11.21
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.40
                                                                                 2010          12.39
                                                                                 2011          13.03
                                                                                 2012          10.24
                                                                                 2013          12.03
                                                                                 2014          13.64
                                                                                 2015          12.97
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.97
                                                                                 2010          14.56



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.72           0.00
                                                                                        10.53      53,306.17
                                                                                        11.52      82,608.78
                                                                                        12.17      74,114.24
                                                                                        12.04      73,009.56
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03      13,153.47
                                                                                         1.01      13,398.18
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.91     786,134.75
                                                                                         9.83     703,696.29
                                                                                         9.47     625,136.28
                                                                                        10.58     268,817.67
                                                                                        12.34     252,817.46
                                                                                        12.88     229,764.57
                                                                                        12.59     213,551.45
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.37     646,986.36
                                                                                         9.35     534,697.90
                                                                                         8.77     458,398.08
                                                                                        10.02     361,370.63
                                                                                        12.34     408,519.16
                                                                                        12.92     404,478.84
                                                                                        12.62     385,040.32
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.86         538.93
                                                                                         9.15       9,304.48
                                                                                         8.59      17,046.83
                                                                                         9.93      18,025.72
                                                                                        12.68      15,133.66
                                                                                        13.50      15,307.17
                                                                                        14.15      15,291.78
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.32     326,442.68
                                                                                        10.08     355,063.16
                                                                                         9.94     344,030.86
                                                                                        10.84     370,572.54
                                                                                        12.11     323,712.52
                                                                                        12.64     316,066.40
                                                                                        12.35     344,058.74
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.59           0.00
                                                                                        11.52     162,046.77
                                                                                        10.95     112,691.46
                                                                                        11.21      93,142.05
                                                                                         9.97      78,457.45
Baillie Gifford International Stock Investment Division (Class B)...............        12.39     128,081.49
                                                                                        13.03     116,164.73
                                                                                        10.24     114,154.96
                                                                                        12.03     110,480.30
                                                                                        13.64     225,321.64
                                                                                        12.97     210,012.82
                                                                                        12.49     201,537.53
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.56   1,131,419.14
                                                                                        15.15   1,027,674.17

                                   1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          15.15
                                                                                         2012          15.99
                                                                                         2013          16.31
                                                                                         2014          15.64
                                                                                         2015          16.24
BlackRock Bond Income Investment Division (Class B)..................................... 2009          43.26
                                                                                         2010          47.06
                                                                                         2011          50.05
                                                                                         2012          52.37
                                                                                         2013          55.28
                                                                                         2014          53.86
                                                                                         2015          56.61
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          17.47
                                                                                         2010          26.09
                                                                                         2011          30.67
                                                                                         2012          27.42
                                                                                         2013          30.78
                                                                                         2014          40.57
                                                                                         2015          43.37
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.55
                                                                                         2013          10.26
                                                                                         2014          11.14
                                                                                         2015          11.61
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.47
                                                                                         2010          10.12
                                                                                         2011          10.84
                                                                                         2012          10.89
                                                                                         2013          12.21
                                                                                         2014          15.84
                                                                                         2015          17.10
BlackRock Money Market Investment Division (Class B).................................... 2009          22.68
                                                                                         2010          22.40
                                                                                         2011          22.04
                                                                                         2012          21.69
                                                                                         2013          21.35
                                                                                         2014          21.01
                                                                                         2015          20.67
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.63
                                                                                         2010          12.31
                                                                                         2011          14.07
                                                                                         2012          13.07
                                                                                         2013          16.21
                                                                                         2014          16.52
                                                                                         2015          18.41
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.21
                                                                                         2010           6.08
                                                                                         2011           7.40
                                                                                         2012           7.52
                                                                                         2013           8.77
                                                                                         2014          12.57
                                                                                         2015          14.71
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          88.85
                                                                                         2010         136.34
                                                                                         2011         146.78
                                                                                         2012         133.56
                                                                                         2013         161.02
                                                                                         2014         204.08
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.30
                                                                                         2010           5.54
                                                                                         2011           5.85
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          23.26
                                                                                         2010          37.91
                                                                                         2011          42.91
                                                                                         2012          40.86
                                                                                         2013          44.51
                                                                                         2014          58.01
                                                                                         2015          63.29
Harris Oakmark International Investment Division (Class B).............................. 2009           8.89
                                                                                         2010          17.09



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.99     960,627.22
                                                                                                16.31     992,619.62
                                                                                                15.64   1,001,308.35
                                                                                                16.24     900,504.49
                                                                                                16.00     717,179.58
BlackRock Bond Income Investment Division (Class B).....................................        47.06     112,612.24
                                                                                                50.05     101,435.04
                                                                                                52.37      90,560.85
                                                                                                55.28      88,815.05
                                                                                                53.86      80,782.88
                                                                                                56.61      72,134.52
                                                                                                55.90      64,390.30
BlackRock Capital Appreciation Investment Division (Class B)............................        26.09      70,150.09
                                                                                                30.67      65,649.31
                                                                                                27.42      65,183.77
                                                                                                30.78      60,974.58
                                                                                                40.57      58,392.36
                                                                                                43.37      51,355.67
                                                                                                45.25      53,029.93
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.55           0.00
                                                                                                10.26      93,570.55
                                                                                                11.14     106,319.13
                                                                                                11.61      89,783.11
                                                                                                11.41      81,692.41
BlackRock Large Cap Value Investment Division (Class B).................................        10.12     300,993.37
                                                                                                10.84     267,248.46
                                                                                                10.89     255,339.11
                                                                                                12.21     238,135.77
                                                                                                15.84     239,108.96
                                                                                                17.10     203,663.54
                                                                                                15.79     194,208.29
BlackRock Money Market Investment Division (Class B)....................................        22.40          57.00
                                                                                                22.04          57.50
                                                                                                21.69          44.53
                                                                                                21.35       1,121.69
                                                                                                21.01           0.00
                                                                                                20.67           0.00
                                                                                                20.34           0.00
Clarion Global Real Estate Investment Division (Class B)................................        12.31     443,682.94
                                                                                                14.07     407,965.93
                                                                                                13.07     379,396.52
                                                                                                16.21     351,309.43
                                                                                                16.52     337,121.33
                                                                                                18.41     286,256.41
                                                                                                17.86     259,140.01
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.08      30,389.06
                                                                                                 7.40      30,540.39
                                                                                                 7.52      80,192.49
                                                                                                 8.77      83,579.26
                                                                                                12.57      95,987.86
                                                                                                14.71     360,568.20
                                                                                                13.90     342,924.73
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       136.34      35,021.62
                                                                                               146.78      30,601.26
                                                                                               133.56      26,458.06
                                                                                               161.02      24,262.05
                                                                                               204.08      21,801.49
                                                                                               212.38           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.54      45,469.79
                                                                                                 5.85      49,666.93
                                                                                                 6.22           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        37.91      48,000.25
                                                                                                42.91      44,403.72
                                                                                                40.86      34,230.45
                                                                                                44.51      30,165.84
                                                                                                58.01      26,795.44
                                                                                                63.29      23,383.95
                                                                                                63.91      21,905.71
Harris Oakmark International Investment Division (Class B)..............................        17.09     455,142.82
                                                                                                19.58     437,333.42

                                           1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          19.58          16.52     428,563.44
                                                                             2012          16.52          21.01     413,396.27
                                                                             2013          21.01          26.99     404,858.25
                                                                             2014          26.99          25.02     360,517.54
                                                                             2015          25.02          23.51     347,351.94
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     743,438.84
                                                                             2013           1.04           1.04   1,225,191.24
                                                                             2014           1.04           1.09   1,086,014.92
                                                                             2015           1.09           1.02     923,028.77
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          11.05          19.67     278,249.72
                                                                             2010          19.67          24.40     250,524.15
                                                                             2011          24.40          22.41     238,737.31
                                                                             2012          22.41          24.77           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          24.65          25.30     228,120.83
                                                                             2013          25.30          32.45     203,212.00
                                                                             2014          32.45          35.01     180,862.55
                                                                             2015          35.01          31.36     159,778.74
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.22          12.57      57,151.36
                                                                             2010          12.57          15.61      48,806.51
                                                                             2011          15.61          15.19      45,471.31
                                                                             2012          15.19          17.68      70,471.03
                                                                             2013          17.68          24.39      42,555.94
                                                                             2014          24.39          25.90      33,765.00
                                                                             2015          25.90          25.06      29,261.28
Jennison Growth Investment Division (Class B)............................... 2009           3.12           4.58     246,056.69
                                                                             2010           4.58           5.02     305,063.15
                                                                             2011           5.02           4.95     262,756.56
                                                                             2012           4.95           5.63     484,165.29
                                                                             2013           5.63           7.57     391,814.88
                                                                             2014           7.57           8.11     353,526.29
                                                                             2015           8.11           8.82     344,882.05
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.88           7.65     169,418.84
                                                                             2010           7.65           8.24     129,464.56
                                                                             2011           8.24           8.00     115,159.09
                                                                             2012           8.00           8.99           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.12          10.56       4,640.21
                                                                             2014          10.56          10.92       4,787.52
                                                                             2015          10.92          10.80       4,736.83
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.86           9.86           0.00
                                                                             2010           9.86          10.30       3,540.05
                                                                             2011          10.30          10.72       3,578.50
                                                                             2012          10.72          11.07       3,902.67
                                                                             2013          11.07          11.04           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     141,760.02
                                                                             2013           1.04           1.14     465,208.71
                                                                             2014           1.14           1.20     545,536.95
                                                                             2015           1.20           1.19     500,885.87
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.73          12.38           0.00
                                                                             2010          12.38          14.53           0.00
                                                                             2011          14.53          12.82           0.00
                                                                             2012          12.82          14.55           0.00
                                                                             2013          14.55          19.03           0.00
                                                                             2014          19.03          19.55          96.61
                                                                             2015          19.55          17.81          96.49
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.20          10.76           0.00
                                                                             2010          10.76          12.92         651.23
                                                                             2011          12.92          12.52         668.28
                                                                             2012          12.52          14.41       2,198.75
                                                                             2013          14.41          16.61      57,871.35
                                                                             2014          16.61          16.92      46,893.48
                                                                             2015          16.92          16.85      39,231.62
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.48          10.03      32,570.27
                                                                             2010          10.03          11.04      42,385.77
                                                                             2011          11.04          11.09      64,419.92
                                                                             2012          11.09          12.28      74,275.04
                                                                             2013          12.28          12.81           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          18.15          27.60      68,406.25
                                                                             2010          27.60          34.56      58,446.70
                                                                             2011          34.56          34.13      55,181.47
                                                                             2012          34.13          38.38      52,532.59
                                                                             2013          38.38          53.13      50,028.12

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          53.13          54.12      42,538.86
                                                                                2015          54.12          52.33      36,046.68
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          15.54          20.26     238,699.81
                                                                                2010          20.26          22.52     212,166.77
                                                                                2011          22.52          23.15     185,375.17
                                                                                2012          23.15          25.73     174,088.59
                                                                                2013          25.73          27.35     161,214.69
                                                                                2014          27.35          28.21     153,955.54
                                                                                2015          28.21          27.16     137,178.86
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          15.60          25.63     101,186.59
                                                                                2010          25.63          28.95      82,993.60
                                                                                2011          28.95          30.34      85,043.81
                                                                                2012          30.34          33.31      72,002.19
                                                                                2013          33.31          44.76      70,912.01
                                                                                2014          44.76          44.78      61,267.45
                                                                                2015          44.78          39.81      50,837.31
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.31          14.23           0.00
                                                                                2010          14.23          17.16           0.00
                                                                                2011          17.16          14.15           0.00
                                                                                2012          14.15          16.41           0.00
                                                                                2013          16.41          20.61           0.00
                                                                                2014          20.61          18.93         500.29
                                                                                2015          18.93          19.70         500.29
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.20           0.00
                                                                                2011          10.20          10.24           0.00
                                                                                2012          10.24          10.82         198.66
                                                                                2013          10.82          11.06       2,294.25
                                                                                2014          11.06          10.96       2,294.25
                                                                                2015          10.96          10.70       2,294.25
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.75           0.00
                                                                                2012           9.75          10.02       3,976.94
                                                                                2013          10.02           9.97      37,430.75
                                                                                2014           9.97           9.92      46,891.68
                                                                                2015           9.92           9.70      56,062.50
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.88           0.00
                                                                                2010          10.88          12.16           0.00
                                                                                2011          12.16          11.92           0.00
                                                                                2012          11.92          13.41           0.00
                                                                                2013          13.41          13.33           0.00
                                                                                2014          13.33          13.27           0.00
                                                                                2015          13.27          12.52           0.00
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          12.01          10.27     201,197.36
                                                                                2012          10.27          11.80     181,854.71
                                                                                2013          11.80          15.04     193,173.59
                                                                                2014          15.04          15.56     246,243.59
                                                                                2015          15.56          15.00     256,600.55
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.30           9.76     150,755.43
                                                                                2010           9.76          11.12     135,054.41
                                                                                2011          11.12          12.05           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.12          11.23     722,615.32
                                                                                2010          11.23          12.16     702,429.67
                                                                                2011          12.16          12.36     693,399.32
                                                                                2012          12.36          13.28     671,739.80
                                                                                2013          13.28          13.63     619,284.17
                                                                                2014          13.63          14.01     579,978.66
                                                                                2015          14.01          13.71     495,054.95
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.35          10.95   2,002,953.50
                                                                                2010          10.95          12.02   1,952,472.22
                                                                                2011          12.02          11.95   1,881,823.46
                                                                                2012          11.95          13.11   1,827,206.11
                                                                                2013          13.11          14.31   1,742,279.70
                                                                                2014          14.31          14.78   1,596,035.61
                                                                                2015          14.78          14.39   1,423,644.61
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.59          10.60   4,334,438.20
                                                                                2010          10.60          11.81   4,380,070.37
                                                                                2011          11.81          11.46   4,212,109.36
                                                                                2012          11.46          12.78   3,916,510.83
                                                                                2013          12.78          14.84   3,849,805.21
                                                                                2014          14.84          15.34   3,460,952.75
                                                                                2015          15.34          14.90   3,138,727.70
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.51          13.10      84,466.47

                               1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          13.10
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.91
                                                                                 2010          10.21
                                                                                 2011          11.52
                                                                                 2012          10.91
                                                                                 2013          12.39
                                                                                 2014          15.16
                                                                                 2015          15.70
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.16
                                                                                 2010           8.88
                                                                                 2011           9.62
                                                                                 2012           9.30
                                                                                 2013          10.63
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.37
                                                                                 2013          10.43
                                                                                 2014          11.73
                                                                                 2015          12.66
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.49
                                                                                 2010          13.74
                                                                                 2011          17.04
                                                                                 2012          16.40
                                                                                 2013          18.94
                                                                                 2014          24.75
                                                                                 2015          26.61
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.21
MetLife Stock Index Investment Division (Class B)............................... 2009          21.86
                                                                                 2010          32.84
                                                                                 2011          37.00
                                                                                 2012          37.01
                                                                                 2013          42.04
                                                                                 2014          54.49
                                                                                 2015          60.65
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.42
                                                                                 2010          10.23
                                                                                 2011          12.45
                                                                                 2012           9.96
                                                                                 2013          11.66
                                                                                 2014          10.90
                                                                                 2015          10.03
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.95
                                                                                 2010          12.97
                                                                                 2011          14.22
                                                                                 2012          12.49
                                                                                 2013          14.35
                                                                                 2014          16.84
                                                                                 2015          15.42
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          30.02
                                                                                 2010          39.22
                                                                                 2011          42.38
                                                                                 2012          42.61
                                                                                 2013          46.67
                                                                                 2014          54.52
                                                                                 2015          58.14
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.31
                                                                                 2010          10.61
                                                                                 2011          11.61
                                                                                 2012          11.50
                                                                                 2013          13.16
                                                                                 2014          17.54
                                                                                 2015          19.09
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.57
                                                                                 2010           8.10
                                                                                 2011           8.85
                                                                                 2012           8.66
                                                                                 2013           9.71
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.53
                                                                                 2011          14.54
                                                                                 2012          13.32
                                                                                 2013          14.32



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        13.04           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.21   3,616,688.31
                                                                                        11.52   3,482,450.40
                                                                                        10.91   3,234,319.70
                                                                                        12.39   2,989,661.01
                                                                                        15.16   2,776,014.48
                                                                                        15.70   2,829,064.72
                                                                                        15.19   2,550,335.29
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.88      98,667.05
                                                                                         9.62     101,912.71
                                                                                         9.30     118,235.45
                                                                                        10.63      81,887.81
                                                                                        11.43           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.37           0.00
                                                                                        10.43      37,577.60
                                                                                        11.73     134,912.15
                                                                                        12.66     235,534.34
                                                                                        11.95     187,082.17
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.74     286,771.59
                                                                                        17.04     259,058.63
                                                                                        16.40     248,258.06
                                                                                        18.94     246,612.80
                                                                                        24.75     226,602.35
                                                                                        26.61     193,235.07
                                                                                        25.50     176,633.99
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12     181,580.92
                                                                                         1.21     668,695.18
                                                                                         1.17   1,005,310.87
MetLife Stock Index Investment Division (Class B)...............................        32.84     771,039.32
                                                                                        37.00     687,939.94
                                                                                        37.01     651,882.86
                                                                                        42.04     635,176.46
                                                                                        54.49     496,068.29
                                                                                        60.65     430,697.22
                                                                                        60.23     360,321.85
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.23           0.00
                                                                                        12.45         328.62
                                                                                         9.96       2,084.57
                                                                                        11.66       4,652.08
                                                                                        10.90       5,079.63
                                                                                        10.03       5,489.36
                                                                                         8.50       6,147.90
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.97     362,562.60
                                                                                        14.22     334,005.30
                                                                                        12.49     324,836.53
                                                                                        14.35     318,273.89
                                                                                        16.84     307,061.98
                                                                                        15.42     272,869.55
                                                                                        14.91     267,478.97
MFS(Reg. TM) Total Return Investment Division (Class B).........................        39.22      39,770.66
                                                                                        42.38      36,321.13
                                                                                        42.61      38,843.68
                                                                                        46.67      39,502.43
                                                                                        54.52      32,797.29
                                                                                        58.14      27,678.75
                                                                                        56.99      22,645.39
MFS(Reg. TM) Value Investment Division (Class B)................................        10.61     297,687.36
                                                                                        11.61     266,856.68
                                                                                        11.50     241,492.65
                                                                                        13.16     228,041.64
                                                                                        17.54     423,903.26
                                                                                        19.09     368,080.10
                                                                                        18.72     338,720.22
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.10      11,063.84
                                                                                         8.85      25,422.53
                                                                                         8.66      38,314.49
                                                                                         9.71      36,445.54
                                                                                        10.63           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.54     161,360.08
                                                                                        13.32     122,560.15
                                                                                        14.32     123,278.06
                                                                                        19.60     116,172.00

                               1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          19.60
                                                                                  2015          19.48
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.18
                                                                                  2010          11.47
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.37
                                                                                  2010          11.77
                                                                                  2011          12.50
                                                                                  2012          10.74
                                                                                  2013          12.48
                                                                                  2014          14.93
                                                                                  2015          13.77
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.62
                                                                                  2011          15.99
                                                                                  2012          16.61
                                                                                  2013          17.94
                                                                                  2014          24.39
                                                                                  2015          23.93
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           8.02
                                                                                  2010          12.65
                                                                                  2011          15.30
                                                                                  2012          14.26
                                                                                  2013          14.78
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.76
                                                                                  2010          15.92
                                                                                  2011          18.17
                                                                                  2012          16.38
                                                                                  2013          19.53
                                                                                  2014          24.43
                                                                                  2015          24.56
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.58
                                                                                  2010           8.56
                                                                                  2011           9.07
                                                                                  2012           8.31
                                                                                  2013           9.99
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.37
                                                                                  2010          12.79
                                                                                  2011          13.56
                                                                                  2012          14.83
                                                                                  2013          15.93
                                                                                  2014          14.22
                                                                                  2015          14.40
PIMCO Total Return Investment Division (Class B)................................. 2009          12.87
                                                                                  2010          15.08
                                                                                  2011          16.06
                                                                                  2012          16.30
                                                                                  2013          17.53
                                                                                  2014          16.92
                                                                                  2015          17.35
Pioneer Strategic Income Investment Division (Class E)........................... 2009          17.10
                                                                                  2010          21.92
                                                                                  2011          24.17
                                                                                  2012          24.61
                                                                                  2013          26.99
                                                                                  2014          26.94
                                                                                  2015          27.69
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.74
                                                                                  2013          10.90
                                                                                  2014          10.24
                                                                                  2015          10.84
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.73
                                                                                  2015          11.48
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           9.03
                                                                                  2010          14.12
                                                                                  2011          17.60
                                                                                  2012          16.57
                                                                                  2013          18.93
                                                                                  2014          25.74
                                                                                  2015          26.55



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         19.48      97,193.09
                                                                                         18.21      88,615.15
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.47     132,554.81
                                                                                         12.41           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.77     545,497.99
                                                                                         12.50     483,619.36
                                                                                         10.74     493,952.54
                                                                                         12.48     443,217.81
                                                                                         14.93     381,437.50
                                                                                         13.77     367,482.10
                                                                                         13.38     314,677.71
Neuberger Berman Genesis Investment Division (Class B)...........................        15.99     210,101.98
                                                                                         16.61     197,376.09
                                                                                         17.94     181,866.96
                                                                                         24.39     188,037.50
                                                                                         23.93     169,195.81
                                                                                         23.64     149,426.99
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.65      47,405.73
                                                                                         15.30      41,871.48
                                                                                         14.26      35,294.31
                                                                                         14.78      38,338.21
                                                                                         16.01           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.92      84,554.35
                                                                                         18.17      81,079.77
                                                                                         16.38      81,469.99
                                                                                         19.53      71,670.87
                                                                                         24.43      75,606.98
                                                                                         24.56      64,482.73
                                                                                         25.12      59,783.67
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.56       4,382.90
                                                                                          9.07       6,793.08
                                                                                          8.31      14,055.43
                                                                                          9.99      11,703.09
                                                                                         10.62           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03         931.73
                                                                                          0.96      44,019.93
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.79     385,291.98
                                                                                         13.56     370,335.04
                                                                                         14.83     375,395.10
                                                                                         15.93     398,156.01
                                                                                         14.22     299,025.81
                                                                                         14.40     260,031.26
                                                                                         13.73     227,155.33
PIMCO Total Return Investment Division (Class B).................................        15.08     666,003.60
                                                                                         16.06     745,481.48
                                                                                         16.30     578,370.15
                                                                                         17.53     596,834.07
                                                                                         16.92     498,548.19
                                                                                         17.35     403,877.20
                                                                                         17.08     342,977.94
Pioneer Strategic Income Investment Division (Class E)...........................        21.92           0.00
                                                                                         24.17         846.34
                                                                                         24.61       2,782.74
                                                                                         26.99       5,203.24
                                                                                         26.94       4,342.26
                                                                                         27.69       4,372.94
                                                                                         26.85       4,600.11
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.74           0.00
                                                                                         10.90      17,925.76
                                                                                         10.24      17,427.65
                                                                                         10.84      43,330.55
                                                                                         10.71      20,852.97
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.73       9,948.99
                                                                                         11.48      13,826.12
                                                                                         11.15      20,655.12
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        14.12     186,998.51
                                                                                         17.60     159,173.37
                                                                                         16.57     150,708.05
                                                                                         18.93     143,094.71
                                                                                         25.74     132,417.34
                                                                                         26.55     127,238.48
                                                                                         24.95     111,590.49

                                           1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06     139,584.42
                                                                             2013           1.06           1.15     428,329.28
                                                                             2014           1.15           1.22     514,423.95
                                                                             2015           1.22           1.19     262,871.41
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.42          10.46      89,717.91
                                                                             2010          10.46          11.56     223,553.24
                                                                             2011          11.56          11.49     274,825.40
                                                                             2012          11.49          12.76     310,451.12
                                                                             2013          12.76          14.19     456,325.24
                                                                             2014          14.19          14.77     399,489.73
                                                                             2015          14.77          14.25     268,950.62
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.55           9.91      84,815.92
                                                                             2010           9.91          11.14     106,307.75
                                                                             2011          11.14          10.73     145,727.00
                                                                             2012          10.73          12.14     141,766.85
                                                                             2013          12.14          14.11      99,290.55
                                                                             2014          14.11          14.64      87,173.98
                                                                             2015          14.64          14.07      68,205.32
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          16.91          21.33     329,949.87
                                                                             2014          21.33          22.84     306,743.28
                                                                             2015          22.84          24.85     304,653.21
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.11           5.40     334,322.12
                                                                             2010           5.40           6.78     306,931.63
                                                                             2011           6.78           6.01     303,932.87
                                                                             2012           6.01           6.63     281,002.42
                                                                             2013           6.63           6.93           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.08           8.17     274,158.05
                                                                             2010           8.17          10.27     243,552.93
                                                                             2011          10.27           9.94     246,838.05
                                                                             2012           9.94          11.12     218,366.58
                                                                             2013          11.12          14.95     212,814.14
                                                                             2014          14.95          16.60     206,983.53
                                                                             2015          16.60          17.42     201,558.01
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.46          13.30      96,685.09
                                                                             2010          13.30          17.63      92,674.51
                                                                             2011          17.63          17.60     101,552.06
                                                                             2012          17.60          20.08      90,749.18
                                                                             2013          20.08          28.49      87,952.80
                                                                             2014          28.49          29.90      76,160.57
                                                                             2015          29.90          30.15      77,376.98
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.04          14.75           0.00
                                                                             2010          14.75          18.73          17.78
                                                                             2011          18.73          15.36         181.88
                                                                             2012          15.36          15.50          36.27
                                                                             2013          15.50          16.90          37.17
                                                                             2014          16.90          13.50          44.15
                                                                             2015          13.50           8.93          60.22
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.75          16.20     278,597.22
                                                                             2010          16.20          16.82     243,578.88
                                                                             2011          16.82          17.42     210,771.08
                                                                             2012          17.42          17.67     205,205.44
                                                                             2013          17.67          17.23     192,792.80
                                                                             2014          17.23          17.39     162,002.75
                                                                             2015          17.39          17.17     149,486.46
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          17.91          29.05     266,539.91
                                                                             2010          29.05          31.94     252,732.07
                                                                             2011          31.94          30.09     232,569.13
                                                                             2012          30.09          33.35     215,824.92
                                                                             2013          33.35          43.77     184,667.89
                                                                             2014          43.77          47.53     159,563.74
                                                                             2015          47.53          47.78     138,447.95
WMC Large Cap Research Investment Division (Class B)........................ 2009          39.21          54.27      26,321.88
                                                                             2010          54.27          60.06      21,082.81
                                                                             2011          60.06          59.26      20,092.73
                                                                             2012          59.26          66.14      19,538.65
                                                                             2013          66.14          87.41      18,514.71
                                                                             2014          87.41          97.64      18,071.62
                                                                             2015          97.64         100.41      16,236.69

                                                                                         AT 1.85 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.94          24.44     361,913.51
                                                                                2010          24.44          29.37     321,170.79
                                                                                2011          29.37          23.31     296,003.82
                                                                                2012          23.31          27.04     274,985.36
                                                                                2013          27.04          34.05     252,109.23
                                                                                2014          34.05          34.14     218,405.43
                                                                                2015          34.14          33.60     197,683.97
American Funds Growth-Income Investment Division (Class 2)..................... 2009          56.44          84.72     126,583.29
                                                                                2010          84.72          92.67     114,355.33
                                                                                2011          92.67          89.31     107,196.01
                                                                                2012          89.31         102.99     105,246.29
                                                                                2013         102.99         134.98      93,562.95
                                                                                2014         134.98         146.60      81,595.94
                                                                                2015         146.60         146.00      70,001.13





                                     1.65 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.71
                                                                                 2013          10.52
                                                                                 2014          11.50
                                                                                 2015          12.14
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.32
                                                                                 2010           8.90
                                                                                 2011           9.82
                                                                                 2012           9.45
                                                                                 2013          10.56
                                                                                 2014          12.31
                                                                                 2015          12.84
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.58
                                                                                 2010           8.37
                                                                                 2011           9.34
                                                                                 2012           8.75
                                                                                 2013          10.00
                                                                                 2014          12.31
                                                                                 2015          12.88
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.01
                                                                                 2010           7.85
                                                                                 2011           9.14
                                                                                 2012           8.57
                                                                                 2013           9.90
                                                                                 2014          12.64
                                                                                 2015          13.45
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.12
                                                                                 2010           9.31
                                                                                 2011          10.06
                                                                                 2012           9.92
                                                                                 2013          10.81
                                                                                 2014          12.07
                                                                                 2015          12.60
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.58
                                                                                 2013          11.51
                                                                                 2014          10.93
                                                                                 2015          11.19
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.33
                                                                                 2010          12.28
                                                                                 2011          12.91
                                                                                 2012          10.14
                                                                                 2013          11.90
                                                                                 2014          13.48
                                                                                 2015          12.82
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.90
                                                                                 2010          14.48



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.71      58,398.55
                                                                                        10.52     187,622.64
                                                                                        11.50     183,445.63
                                                                                        12.14     170,567.05
                                                                                        12.01     143,938.92
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03      41,417.89
                                                                                         1.01      62,447.34
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.90       6,017.17
                                                                                         9.82      34,094.47
                                                                                         9.45      25,977.29
                                                                                        10.56      19,432.98
                                                                                        12.31      23,174.93
                                                                                        12.84      40,969.04
                                                                                        12.54      49,256.83
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.37      34,825.77
                                                                                         9.34      43,535.87
                                                                                         8.75      37,674.58
                                                                                        10.00      42,544.77
                                                                                        12.31      21,860.96
                                                                                        12.88      28,549.55
                                                                                        12.57      33,197.93
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.85       2,741.53
                                                                                         9.14      58,550.00
                                                                                         8.57      53,445.80
                                                                                         9.90      48,781.11
                                                                                        12.64      45,491.23
                                                                                        13.45      38,050.53
                                                                                        14.09      37,087.26
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.31     127,085.38
                                                                                        10.06     157,906.40
                                                                                         9.92     127,149.49
                                                                                        10.81     121,233.87
                                                                                        12.07      73,182.11
                                                                                        12.60      76,374.15
                                                                                        12.30      55,521.35
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.58      76,461.81
                                                                                        11.51     291,294.97
                                                                                        10.93     269,266.64
                                                                                        11.19     235,295.05
                                                                                         9.95     166,747.28
Baillie Gifford International Stock Investment Division (Class B)...............        12.28      28,498.79
                                                                                        12.91      11,363.52
                                                                                        10.14      10,044.05
                                                                                        11.90       8,690.17
                                                                                        13.48       8,438.05
                                                                                        12.82       8,153.64
                                                                                        12.33       6,199.51
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.48     149,358.38
                                                                                        15.06     137,934.06

                                   1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          15.06
                                                                                         2012          15.89
                                                                                         2013          16.19
                                                                                         2014          15.53
                                                                                         2015          16.11
BlackRock Bond Income Investment Division (Class B)..................................... 2009          42.71
                                                                                         2010          46.45
                                                                                         2011          49.37
                                                                                         2012          51.63
                                                                                         2013          54.48
                                                                                         2014          53.04
                                                                                         2015          55.73
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          17.34
                                                                                         2010          25.89
                                                                                         2011          30.42
                                                                                         2012          27.19
                                                                                         2013          30.50
                                                                                         2014          40.18
                                                                                         2015          42.94
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.55
                                                                                         2013          10.25
                                                                                         2014          11.12
                                                                                         2015          11.59
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.45
                                                                                         2010          10.08
                                                                                         2011          10.80
                                                                                         2012          10.84
                                                                                         2013          12.15
                                                                                         2014          15.75
                                                                                         2015          16.99
BlackRock Money Market Investment Division (Class B).................................... 2009          22.39
                                                                                         2010          22.10
                                                                                         2011          21.74
                                                                                         2012          21.39
                                                                                         2013          21.03
                                                                                         2014          20.69
                                                                                         2015          20.35
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.62
                                                                                         2010          12.28
                                                                                         2011          14.02
                                                                                         2012          13.02
                                                                                         2013          16.14
                                                                                         2014          16.44
                                                                                         2015          18.31
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.19
                                                                                         2010           6.05
                                                                                         2011           7.37
                                                                                         2012           7.48
                                                                                         2013           8.72
                                                                                         2014          12.49
                                                                                         2015          14.61
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          87.66
                                                                                         2010         134.46
                                                                                         2011         144.68
                                                                                         2012         131.58
                                                                                         2013         158.56
                                                                                         2014         200.86
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.29
                                                                                         2010           5.51
                                                                                         2011           5.82
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          23.01
                                                                                         2010          37.51
                                                                                         2011          42.42
                                                                                         2012          40.38
                                                                                         2013          43.96
                                                                                         2014          57.27
                                                                                         2015          62.46
Harris Oakmark International Investment Division (Class B).............................. 2009           8.85
                                                                                         2010          17.02



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.89     165,580.14
                                                                                                16.19     203,375.88
                                                                                                15.53     183,296.20
                                                                                                16.11     186,130.30
                                                                                                15.86     181,844.68
BlackRock Bond Income Investment Division (Class B).....................................        46.45      18,287.42
                                                                                                49.37      25,847.28
                                                                                                51.63      19,655.22
                                                                                                54.48      24,634.81
                                                                                                53.04      24,258.62
                                                                                                55.73      20,762.55
                                                                                                55.01      28,891.16
BlackRock Capital Appreciation Investment Division (Class B)............................        25.89      11,725.39
                                                                                                30.42      20,896.18
                                                                                                27.19      10,262.52
                                                                                                30.50      11,508.36
                                                                                                40.18      10,889.51
                                                                                                42.94       8,564.29
                                                                                                44.77       7,217.32
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.55     103,682.93
                                                                                                10.25     196,460.07
                                                                                                11.12     222,795.95
                                                                                                11.59     166,436.48
                                                                                                11.38     154,072.55
BlackRock Large Cap Value Investment Division (Class B).................................        10.08      24,446.57
                                                                                                10.80      22,539.56
                                                                                                10.84      21,281.63
                                                                                                12.15      21,349.26
                                                                                                15.75      19,884.69
                                                                                                16.99      34,378.76
                                                                                                15.68      28,460.86
BlackRock Money Market Investment Division (Class B)....................................        22.10     408,418.49
                                                                                                21.74     277,015.86
                                                                                                21.39     317,520.61
                                                                                                21.03     207,757.64
                                                                                                20.69     217,008.22
                                                                                                20.35     202,030.75
                                                                                                20.02     163,814.33
Clarion Global Real Estate Investment Division (Class B)................................        12.28      46,467.07
                                                                                                14.02      47,167.26
                                                                                                13.02      40,306.61
                                                                                                16.14      37,122.74
                                                                                                16.44      54,129.32
                                                                                                18.31      35,022.58
                                                                                                17.76      29,355.03
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.05       3,284.16
                                                                                                 7.37       5,116.88
                                                                                                 7.48      11,470.45
                                                                                                 8.72      21,676.68
                                                                                                12.49      23,249.58
                                                                                                14.61      75,974.95
                                                                                                13.79      69,012.16
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       134.46       8,730.11
                                                                                               144.68       8,003.07
                                                                                               131.58       6,397.57
                                                                                               158.56       6,238.36
                                                                                               200.86       5,200.80
                                                                                               209.00           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.51       2,114.17
                                                                                                 5.82       1,721.86
                                                                                                 6.18           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        37.51       1,130.52
                                                                                                42.42       2,036.65
                                                                                                40.38       3,451.97
                                                                                                43.96       2,462.23
                                                                                                57.27       2,135.58
                                                                                                62.46       2,955.21
                                                                                                63.03       2,832.95
Harris Oakmark International Investment Division (Class B)..............................        17.02      29,577.09
                                                                                                19.49      46,708.12

                                           1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          19.49          16.44      33,109.16
                                                                             2012          16.44          20.90      31,381.76
                                                                             2013          20.90          26.82      29,408.92
                                                                             2014          26.82          24.86      22,526.74
                                                                             2015          24.86          23.34      20,025.08
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     468,572.00
                                                                             2013           1.04           1.04     467,431.98
                                                                             2014           1.04           1.08     394,745.96
                                                                             2015           1.08           1.02     336,791.93
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.99          19.56      27,600.62
                                                                             2010          19.56          24.25      25,119.65
                                                                             2011          24.25          22.26      23,605.91
                                                                             2012          22.26          24.60           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          24.48          25.12      19,745.98
                                                                             2013          25.12          32.20      26,940.12
                                                                             2014          32.20          34.73      20,966.11
                                                                             2015          34.73          31.10      17,333.42
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.19          12.52       1,062.85
                                                                             2010          12.52          15.54         663.85
                                                                             2011          15.54          15.12       2,054.73
                                                                             2012          15.12          17.58         557.18
                                                                             2013          17.58          24.24       1,700.55
                                                                             2014          24.24          25.73       2,181.34
                                                                             2015          25.73          24.88       1,446.42
Jennison Growth Investment Division (Class B)............................... 2009           3.11           4.56      12,058.85
                                                                             2010           4.56           4.99      11,102.35
                                                                             2011           4.99           4.92      10,168.70
                                                                             2012           4.92           5.59      39,629.07
                                                                             2013           5.59           7.52      22,124.33
                                                                             2014           7.52           8.05      24,213.68
                                                                             2015           8.05           8.75      26,962.82
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.86           7.62      10,614.76
                                                                             2010           7.62           8.20      25,578.72
                                                                             2011           8.20           7.95      19,258.26
                                                                             2012           7.95           8.94           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.09          10.53      44,113.84
                                                                             2014          10.53          10.88      34,528.56
                                                                             2015          10.88          10.76      29,356.00
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.86           9.85       2,154.34
                                                                             2010           9.85          10.28      24,049.78
                                                                             2011          10.28          10.70      31,173.38
                                                                             2012          10.70          11.04      54,846.96
                                                                             2013          11.04          11.01           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     194,176.61
                                                                             2013           1.04           1.14     639,945.56
                                                                             2014           1.14           1.20     781,878.73
                                                                             2015           1.20           1.19     677,822.08
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.72          12.35           0.00
                                                                             2010          12.35          14.49         650.82
                                                                             2011          14.49          12.77       1,331.61
                                                                             2012          12.77          14.49       1,351.94
                                                                             2013          14.49          18.95         607.74
                                                                             2014          18.95          19.45       1,044.54
                                                                             2015          19.45          17.71         695.46
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.19          10.74         960.02
                                                                             2010          10.74          12.89      18,226.86
                                                                             2011          12.89          12.49       1,846.54
                                                                             2012          12.49          14.36       2,086.83
                                                                             2013          14.36          16.55      17,268.28
                                                                             2014          16.55          16.84      16,104.50
                                                                             2015          16.84          16.77      14,553.02
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.47          10.02      15,058.83
                                                                             2010          10.02          11.02      22,374.70
                                                                             2011          11.02          11.07      29,960.18
                                                                             2012          11.07          12.25      22,368.69
                                                                             2013          12.25          12.78           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          18.02          27.39       4,323.63
                                                                             2010          27.39          34.27      10,547.88
                                                                             2011          34.27          33.83       4,008.23
                                                                             2012          33.83          38.02       3,093.54
                                                                             2013          38.02          52.61       2,387.16

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          52.61          53.56       2,339.22
                                                                                2015          53.56          51.77       1,885.64
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          15.44          20.12      29,870.90
                                                                                2010          20.12          22.36      45,596.25
                                                                                2011          22.36          22.97      97,182.64
                                                                                2012          22.97          25.52      41,561.26
                                                                                2013          25.52          27.11      35,958.54
                                                                                2014          27.11          27.95      35,235.14
                                                                                2015          27.95          26.89      32,574.98
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          15.48          25.42       5,576.20
                                                                                2010          25.42          28.69       5,178.93
                                                                                2011          28.69          30.06       6,503.90
                                                                                2012          30.06          32.99       5,174.05
                                                                                2013          32.99          44.30       5,100.21
                                                                                2014          44.30          44.30       3,800.61
                                                                                2015          44.30          39.36       3,025.16
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.31          14.22         953.88
                                                                                2010          14.22          17.15       1,166.16
                                                                                2011          17.15          14.12       2,965.54
                                                                                2012          14.12          16.38       2,938.93
                                                                                2013          16.38          20.56       2,689.74
                                                                                2014          20.56          18.87       2,186.73
                                                                                2015          18.87          19.63         653.99
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.20         720.42
                                                                                2011          10.20          10.24       2,075.00
                                                                                2012          10.24          10.81       5,451.18
                                                                                2013          10.81          11.04      44,150.74
                                                                                2014          11.04          10.94      52,780.14
                                                                                2015          10.94          10.67      29,303.10
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.75      16,056.26
                                                                                2012           9.75          10.01      59,136.25
                                                                                2013          10.01           9.96      61,431.63
                                                                                2014           9.96           9.90      76,358.90
                                                                                2015           9.90           9.68      51,796.33
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.87           0.00
                                                                                2010          10.87          12.15           0.00
                                                                                2011          12.15          11.91           0.00
                                                                                2012          11.91          13.39           0.00
                                                                                2013          13.39          13.30           0.00
                                                                                2014          13.30          13.23           0.00
                                                                                2015          13.23          12.48           0.00
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.97          10.24       8,339.65
                                                                                2012          10.24          11.76       8,120.98
                                                                                2013          11.76          14.98       1,131.82
                                                                                2014          14.98          15.48       1,125.48
                                                                                2015          15.48          14.92         729.76
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.29           9.74      18,156.28
                                                                                2010           9.74          11.08      18,110.67
                                                                                2011          11.08          12.01           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.10          11.20     157,381.10
                                                                                2010          11.20          12.13     331,541.91
                                                                                2011          12.13          12.32     367,204.20
                                                                                2012          12.32          13.23     403,006.22
                                                                                2013          13.23          13.57     385,103.45
                                                                                2014          13.57          13.94     391,989.43
                                                                                2015          13.94          13.63     280,913.99
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.33          10.93     431,215.15
                                                                                2010          10.93          11.99     415,944.29
                                                                                2011          11.99          11.91     362,177.58
                                                                                2012          11.91          13.06     356,238.35
                                                                                2013          13.06          14.25     324,721.08
                                                                                2014          14.25          14.71     282,339.09
                                                                                2015          14.71          14.31     270,492.64
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.58          10.58     548,024.72
                                                                                2010          10.58          11.78     715,122.89
                                                                                2011          11.78          11.43     838,757.28
                                                                                2012          11.43          12.73     746,282.24
                                                                                2013          12.73          14.77     693,491.64
                                                                                2014          14.77          15.26     603,055.37
                                                                                2015          15.26          14.82     560,286.05
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.48          13.06      13,138.03

                               1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          13.06
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.90
                                                                                 2010          10.18
                                                                                 2011          11.49
                                                                                 2012          10.88
                                                                                 2013          12.34
                                                                                 2014          15.09
                                                                                 2015          15.62
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.16
                                                                                 2010           8.87
                                                                                 2011           9.61
                                                                                 2012           9.28
                                                                                 2013          10.60
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.36
                                                                                 2013          10.42
                                                                                 2014          11.72
                                                                                 2015          12.64
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.46
                                                                                 2010          13.67
                                                                                 2011          16.95
                                                                                 2012          16.31
                                                                                 2013          18.82
                                                                                 2014          24.59
                                                                                 2015          26.42
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.20
MetLife Stock Index Investment Division (Class B)............................... 2009          21.65
                                                                                 2010          32.52
                                                                                 2011          36.62
                                                                                 2012          36.61
                                                                                 2013          41.56
                                                                                 2014          53.85
                                                                                 2015          59.90
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.41
                                                                                 2010          10.21
                                                                                 2011          12.42
                                                                                 2012           9.93
                                                                                 2013          11.62
                                                                                 2014          10.86
                                                                                 2015           9.98
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.92
                                                                                 2010          12.91
                                                                                 2011          14.15
                                                                                 2012          12.43
                                                                                 2013          14.26
                                                                                 2014          16.73
                                                                                 2015          15.32
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          29.69
                                                                                 2010          38.77
                                                                                 2011          41.88
                                                                                 2012          42.08
                                                                                 2013          46.07
                                                                                 2014          53.79
                                                                                 2015          57.34
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.27
                                                                                 2010          10.55
                                                                                 2011          11.54
                                                                                 2012          11.42
                                                                                 2013          13.07
                                                                                 2014          17.41
                                                                                 2015          18.93
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.57
                                                                                 2010           8.09
                                                                                 2011           8.83
                                                                                 2012           8.64
                                                                                 2013           9.68
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.45
                                                                                 2011          14.44
                                                                                 2012          13.22
                                                                                 2013          14.21



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        13.00           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.18     378,482.14
                                                                                        11.49     380,176.35
                                                                                        10.88     356,383.45
                                                                                        12.34     226,623.31
                                                                                        15.09     186,422.80
                                                                                        15.62     187,034.22
                                                                                        15.11     142,688.24
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.87      11,836.69
                                                                                         9.61      11,172.76
                                                                                         9.28       9,548.87
                                                                                        10.60       9,106.65
                                                                                        11.41           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.36      79,729.72
                                                                                        10.42     201,765.55
                                                                                        11.72     348,560.53
                                                                                        12.64     385,824.70
                                                                                        11.92     334,717.47
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.67      38,581.66
                                                                                        16.95      40,148.19
                                                                                        16.31      32,458.21
                                                                                        18.82      35,346.48
                                                                                        24.59      35,836.03
                                                                                        26.42      37,855.61
                                                                                        25.30      39,448.89
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12     418,742.16
                                                                                         1.20     653,183.59
                                                                                         1.17     643,673.70
MetLife Stock Index Investment Division (Class B)...............................        32.52      66,441.05
                                                                                        36.62      56,040.05
                                                                                        36.61      55,533.46
                                                                                        41.56      53,948.87
                                                                                        53.85      47,027.06
                                                                                        59.90      45,364.42
                                                                                        59.46      42,395.88
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.21       3,672.44
                                                                                        12.42       6,315.62
                                                                                         9.93       7,513.65
                                                                                        11.62       6,435.01
                                                                                        10.86       5,881.20
                                                                                         9.98       5,503.24
                                                                                         8.46       9,124.69
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.91      19,612.17
                                                                                        14.15      18,757.76
                                                                                        12.43      11,573.46
                                                                                        14.26       8,975.23
                                                                                        16.73       6,693.48
                                                                                        15.32       4,572.64
                                                                                        14.80       3,201.87
MFS(Reg. TM) Total Return Investment Division (Class B).........................        38.77       5,617.31
                                                                                        41.88       4,550.38
                                                                                        42.08       3,737.38
                                                                                        46.07       3,504.08
                                                                                        53.79       4,797.06
                                                                                        57.34       3,835.30
                                                                                        56.18       5,084.73
MFS(Reg. TM) Value Investment Division (Class B)................................        10.55       7,621.89
                                                                                        11.54      14,044.68
                                                                                        11.42      14,636.11
                                                                                        13.07      12,870.38
                                                                                        17.41      22,671.86
                                                                                        18.93      21,063.58
                                                                                        18.56      19,457.58
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.09       7,958.67
                                                                                         8.83      19,227.39
                                                                                         8.64      19,806.24
                                                                                         9.68      20,484.17
                                                                                        10.60           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.44      10,863.44
                                                                                        13.22      12,568.14
                                                                                        14.21       9,509.04
                                                                                        19.43      10,632.96

                               1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          19.43
                                                                                  2015          19.31
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.13
                                                                                  2010          11.40
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.33
                                                                                  2010          11.70
                                                                                  2011          12.42
                                                                                  2012          10.67
                                                                                  2013          12.39
                                                                                  2014          14.81
                                                                                  2015          13.66
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.55
                                                                                  2011          15.91
                                                                                  2012          16.51
                                                                                  2013          17.82
                                                                                  2014          24.23
                                                                                  2015          23.76
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.99
                                                                                  2010          12.60
                                                                                  2011          15.23
                                                                                  2012          14.19
                                                                                  2013          14.69
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.71
                                                                                  2010          15.82
                                                                                  2011          18.04
                                                                                  2012          16.26
                                                                                  2013          19.38
                                                                                  2014          24.23
                                                                                  2015          24.34
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.58
                                                                                  2010           8.55
                                                                                  2011           9.05
                                                                                  2012           8.29
                                                                                  2013           9.97
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.34
                                                                                  2010          12.74
                                                                                  2011          13.51
                                                                                  2012          14.77
                                                                                  2013          15.85
                                                                                  2014          14.15
                                                                                  2015          14.32
PIMCO Total Return Investment Division (Class B)................................. 2009          12.82
                                                                                  2010          15.02
                                                                                  2011          15.98
                                                                                  2012          16.21
                                                                                  2013          17.43
                                                                                  2014          16.81
                                                                                  2015          17.23
Pioneer Strategic Income Investment Division (Class E)........................... 2009          16.97
                                                                                  2010          21.75
                                                                                  2011          23.97
                                                                                  2012          24.39
                                                                                  2013          26.74
                                                                                  2014          26.68
                                                                                  2015          27.41
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.73
                                                                                  2013          10.89
                                                                                  2014          10.23
                                                                                  2015          10.82
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.73
                                                                                  2015          11.47
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.99
                                                                                  2010          14.05
                                                                                  2011          17.49
                                                                                  2012          16.47
                                                                                  2013          18.80
                                                                                  2014          25.55
                                                                                  2015          26.33



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         19.31       9,322.34
                                                                                         18.04       5,766.81
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.40       9,834.12
                                                                                         12.33           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.70      71,741.27
                                                                                         12.42      80,156.73
                                                                                         10.67      71,557.02
                                                                                         12.39      63,474.31
                                                                                         14.81      51,457.47
                                                                                         13.66      49,094.51
                                                                                         13.26      57,405.74
Neuberger Berman Genesis Investment Division (Class B)...........................        15.91       8,810.16
                                                                                         16.51       8,078.86
                                                                                         17.82       6,354.72
                                                                                         24.23       7,507.72
                                                                                         23.76       7,653.43
                                                                                         23.46       6,619.95
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.60       3,896.69
                                                                                         15.23       2,336.24
                                                                                         14.19       2,374.96
                                                                                         14.69       2,025.78
                                                                                         15.92           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.82       6,253.79
                                                                                         18.04       8,920.09
                                                                                         16.26       8,439.75
                                                                                         19.38       8,547.36
                                                                                         24.23      12,205.61
                                                                                         24.34      12,557.51
                                                                                         24.89      10,003.21
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.55           0.00
                                                                                          9.05         331.49
                                                                                          8.29       2,115.55
                                                                                          9.97       5,813.29
                                                                                         10.59           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      16,821.27
                                                                                          0.96      47,571.82
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.74     109,422.34
                                                                                         13.51     173,262.12
                                                                                         14.77     185,064.63
                                                                                         15.85     249,001.07
                                                                                         14.15     172,267.39
                                                                                         14.32     163,227.06
                                                                                         13.65     150,723.07
PIMCO Total Return Investment Division (Class B).................................        15.02     114,495.01
                                                                                         15.98     177,152.52
                                                                                         16.21     162,544.82
                                                                                         17.43     190,533.63
                                                                                         16.81     178,916.36
                                                                                         17.23     143,557.12
                                                                                         16.95     124,811.52
Pioneer Strategic Income Investment Division (Class E)...........................        21.75       4,341.17
                                                                                         23.97      10,409.88
                                                                                         24.39      15,235.11
                                                                                         26.74      18,748.71
                                                                                         26.68      29,857.56
                                                                                         27.41      26,873.49
                                                                                         26.56      22,944.52
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.73      30,352.58
                                                                                         10.89     120,267.49
                                                                                         10.23      78,396.37
                                                                                         10.82     116,894.36
                                                                                         10.69     175,356.63
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.73       2,450.45
                                                                                         11.47       6,319.25
                                                                                         11.14      18,493.13
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        14.05      18,437.94
                                                                                         17.49      18,099.33
                                                                                         16.47      17,496.95
                                                                                         18.80      19,657.11
                                                                                         25.55      23,621.12
                                                                                         26.33      24,991.31
                                                                                         24.74      28,901.84

                                           1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06     229,272.71
                                                                             2013           1.06           1.15     577,903.04
                                                                             2014           1.15           1.22     620,119.68
                                                                             2015           1.22           1.19     383,332.97
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.40          10.44      21,678.40
                                                                             2010          10.44          11.53      58,683.04
                                                                             2011          11.53          11.46      68,826.88
                                                                             2012          11.46          12.72      67,111.05
                                                                             2013          12.72          14.13      78,298.71
                                                                             2014          14.13          14.70      65,570.65
                                                                             2015          14.70          14.18      90,979.55
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.54           9.89      21,585.81
                                                                             2010           9.89          11.11      14,597.72
                                                                             2011          11.11          10.69      19,725.38
                                                                             2012          10.69          12.10      25,036.59
                                                                             2013          12.10          14.05      21,988.88
                                                                             2014          14.05          14.57      18,672.08
                                                                             2015          14.57          14.00      18,759.70
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          16.79          21.17      28,289.83
                                                                             2014          21.17          22.66      31,851.53
                                                                             2015          22.66          24.63      51,043.02
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.10           5.37      30,301.95
                                                                             2010           5.37           6.75      32,973.04
                                                                             2011           6.75           5.98      39,014.47
                                                                             2012           5.98           6.59      25,207.82
                                                                             2013           6.59           6.89           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.06           8.14      22,577.55
                                                                             2010           8.14          10.22      27,581.73
                                                                             2011          10.22           9.89      31,667.89
                                                                             2012           9.89          11.06      32,106.37
                                                                             2013          11.06          14.86      33,000.88
                                                                             2014          14.86          16.48      32,795.16
                                                                             2015          16.48          17.29      32,419.84
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.41          13.22       5,176.45
                                                                             2010          13.22          17.51       8,609.71
                                                                             2011          17.51          17.47       7,151.98
                                                                             2012          17.47          19.92       8,349.10
                                                                             2013          19.92          28.25       9,951.21
                                                                             2014          28.25          29.64       8,609.31
                                                                             2015          29.64          29.87       9,656.41
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.03          14.74       8,495.91
                                                                             2010          14.74          18.71       8,214.25
                                                                             2011          18.71          15.33       7,182.36
                                                                             2012          15.33          15.47       1,124.38
                                                                             2013          15.47          16.85         831.27
                                                                             2014          16.85          13.46         706.04
                                                                             2015          13.46           8.90         952.80
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.64          16.08      42,093.17
                                                                             2010          16.08          16.68      78,786.11
                                                                             2011          16.68          17.28      63,750.08
                                                                             2012          17.28          17.51      63,708.41
                                                                             2013          17.51          17.07      51,429.53
                                                                             2014          17.07          17.22      42,044.37
                                                                             2015          17.22          16.99      60,332.22
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          17.78          28.83      17,184.28
                                                                             2010          28.83          31.68      30,615.25
                                                                             2011          31.68          29.83      22,395.86
                                                                             2012          29.83          33.05      14,901.85
                                                                             2013          33.05          43.35      14,147.84
                                                                             2014          43.35          47.06      11,637.71
                                                                             2015          47.06          47.28      10,925.23
WMC Large Cap Research Investment Division (Class B)........................ 2009          38.71          53.56       4,787.54
                                                                             2010          53.56          59.24       1,663.18
                                                                             2011          59.24          58.42       1,806.56
                                                                             2012          58.42          65.17       1,154.02
                                                                             2013          65.17          86.08       1,100.07
                                                                             2014          86.08          96.11         726.81
                                                                             2015          96.11          98.79         301.33

                                                                                         AT 1.90 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.86          24.29      27,842.07
                                                                                2010          24.29          29.18      27,636.95
                                                                                2011          29.18          23.15      28,516.35
                                                                                2012          23.15          26.84      23,609.19
                                                                                2013          26.84          33.78      20,507.66
                                                                                2014          33.78          33.85      18,950.66
                                                                                2015          33.85          33.30      15,053.64
American Funds Growth-Income Investment Division (Class 2)..................... 2009          55.73          83.63      10,789.21
                                                                                2010          83.63          91.43      13,486.73
                                                                                2011          91.43          88.07      10,554.48
                                                                                2012          88.07         101.52       9,249.29
                                                                                2013         101.52         132.98       9,593.01
                                                                                2014         132.98         144.35       8,261.54
                                                                                2015         144.35         143.69       7,771.04





                                     1.70 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.71
                                                                                 2013          10.51
                                                                                 2014          11.49
                                                                                 2015          12.12
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.32
                                                                                 2010           8.89
                                                                                 2011           9.81
                                                                                 2012           9.44
                                                                                 2013          10.53
                                                                                 2014          12.27
                                                                                 2015          12.80
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.57
                                                                                 2010           8.36
                                                                                 2011           9.33
                                                                                 2012           8.74
                                                                                 2013           9.98
                                                                                 2014          12.27
                                                                                 2015          12.84
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.01
                                                                                 2010           7.84
                                                                                 2011           9.13
                                                                                 2012           8.56
                                                                                 2013           9.88
                                                                                 2014          12.61
                                                                                 2015          13.41
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.11
                                                                                 2010           9.30
                                                                                 2011          10.05
                                                                                 2012           9.90
                                                                                 2013          10.79
                                                                                 2014          12.04
                                                                                 2015          12.56
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.58
                                                                                 2013          11.50
                                                                                 2014          10.92
                                                                                 2015          11.16
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.25
                                                                                 2010          12.16
                                                                                 2011          12.78
                                                                                 2012          10.03
                                                                                 2013          11.77
                                                                                 2014          13.33
                                                                                 2015          12.67
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.83
                                                                                 2010          14.40



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.71      22,073.53
                                                                                        10.51     113,483.00
                                                                                        11.49     111,089.24
                                                                                        12.12      65,222.30
                                                                                        11.99      54,135.25
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03       4,304.23
                                                                                         1.01      32,442.47
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.89     869,855.14
                                                                                         9.81     818,146.78
                                                                                         9.44     690,630.79
                                                                                        10.53     522,800.24
                                                                                        12.27     385,100.94
                                                                                        12.80     164,044.58
                                                                                        12.49      90,546.27
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.36   1,244,523.49
                                                                                         9.33   1,208,017.85
                                                                                         8.74   1,121,832.05
                                                                                         9.98     931,006.43
                                                                                        12.27     910,859.70
                                                                                        12.84     726,366.09
                                                                                        12.52     288,422.20
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.84      10,844.17
                                                                                         9.13      21,044.15
                                                                                         8.56     108,510.89
                                                                                         9.88     128,898.43
                                                                                        12.61      65,960.75
                                                                                        13.41      60,873.16
                                                                                        14.04      47,106.94
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.30   1,145,363.81
                                                                                        10.05   1,205,333.73
                                                                                         9.90   1,114,620.29
                                                                                        10.79     804,485.60
                                                                                        12.04     609,576.24
                                                                                        12.56     530,118.44
                                                                                        12.26     232,721.81
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.58      17,426.97
                                                                                        11.50     223,028.66
                                                                                        10.92     129,508.35
                                                                                        11.16      74,015.39
                                                                                         9.93      50,010.13
Baillie Gifford International Stock Investment Division (Class B)...............        12.16     301,283.60
                                                                                        12.78     268,890.23
                                                                                        10.03     212,082.93
                                                                                        11.77     135,547.35
                                                                                        13.33      66,198.46
                                                                                        12.67      38,210.53
                                                                                        12.18      21,835.06
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.40   2,989,033.63
                                                                                        14.97   2,779,607.23

                                   1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          14.97
                                                                                         2012          15.79
                                                                                         2013          16.08
                                                                                         2014          15.41
                                                                                         2015          15.98
BlackRock Bond Income Investment Division (Class B)..................................... 2009          42.17
                                                                                         2010          45.84
                                                                                         2011          48.70
                                                                                         2012          50.90
                                                                                         2013          53.68
                                                                                         2014          52.25
                                                                                         2015          54.86
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          17.22
                                                                                         2010          25.69
                                                                                         2011          30.18
                                                                                         2012          26.95
                                                                                         2013          30.23
                                                                                         2014          39.80
                                                                                         2015          42.50
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.54
                                                                                         2013          10.24
                                                                                         2014          11.11
                                                                                         2015          11.57
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.42
                                                                                         2010          10.04
                                                                                         2011          10.75
                                                                                         2012          10.79
                                                                                         2013          12.08
                                                                                         2014          15.65
                                                                                         2015          16.88
BlackRock Money Market Investment Division (Class B).................................... 2009          22.11
                                                                                         2010          21.81
                                                                                         2011          21.45
                                                                                         2012          21.08
                                                                                         2013          20.73
                                                                                         2014          20.38
                                                                                         2015          20.03
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.60
                                                                                         2010          12.24
                                                                                         2011          13.97
                                                                                         2012          12.97
                                                                                         2013          16.07
                                                                                         2014          16.36
                                                                                         2015          18.21
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.17
                                                                                         2010           6.02
                                                                                         2011           7.33
                                                                                         2012           7.44
                                                                                         2013           8.67
                                                                                         2014          12.41
                                                                                         2015          14.51
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          86.49
                                                                                         2010         132.60
                                                                                         2011         142.62
                                                                                         2012         129.64
                                                                                         2013         156.14
                                                                                         2014         197.69
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.27
                                                                                         2010           5.48
                                                                                         2011           5.78
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          22.78
                                                                                         2010          37.10
                                                                                         2011          41.95
                                                                                         2012          39.90
                                                                                         2013          43.42
                                                                                         2014          56.54
                                                                                         2015          61.63
Harris Oakmark International Investment Division (Class B).............................. 2009           8.82
                                                                                         2010          16.95



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.79   2,047,871.67
                                                                                                16.08   1,160,811.31
                                                                                                15.41     717,129.55
                                                                                                15.98     365,493.21
                                                                                                15.72     161,744.10
BlackRock Bond Income Investment Division (Class B).....................................        45.84     222,884.83
                                                                                                48.70     211,782.20
                                                                                                50.90     168,420.66
                                                                                                53.68     100,728.69
                                                                                                52.25      53,981.00
                                                                                                54.86      40,306.96
                                                                                                54.12      22,235.42
BlackRock Capital Appreciation Investment Division (Class B)............................        25.69     188,147.65
                                                                                                30.18     154,658.84
                                                                                                26.95     134,915.21
                                                                                                30.23      88,372.56
                                                                                                39.80      57,950.50
                                                                                                42.50      35,989.33
                                                                                                44.30      16,381.61
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.54      28,101.93
                                                                                                10.24     132,028.62
                                                                                                11.11     122,712.31
                                                                                                11.57      77,907.80
                                                                                                11.36      70,606.78
BlackRock Large Cap Value Investment Division (Class B).................................        10.04     684,291.55
                                                                                                10.75     640,457.24
                                                                                                10.79     439,855.08
                                                                                                12.08     313,028.59
                                                                                                15.65     188,274.33
                                                                                                16.88     102,594.06
                                                                                                15.57      24,554.56
BlackRock Money Market Investment Division (Class B)....................................        21.81     211,366.01
                                                                                                21.45     211,791.59
                                                                                                21.08     132,390.45
                                                                                                20.73      85,708.31
                                                                                                20.38      32,356.36
                                                                                                20.03      22,500.47
                                                                                                19.70       3,935.63
Clarion Global Real Estate Investment Division (Class B)................................        12.24     926,949.89
                                                                                                13.97     787,792.03
                                                                                                12.97     590,151.12
                                                                                                16.07     333,318.97
                                                                                                16.36     147,654.54
                                                                                                18.21      66,880.39
                                                                                                17.66      35,213.01
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.02     129,670.93
                                                                                                 7.33     132,040.29
                                                                                                 7.44     251,646.93
                                                                                                 8.67     177,177.38
                                                                                                12.41     153,210.77
                                                                                                14.51     408,679.75
                                                                                                13.69     161,861.16
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       132.60     112,266.18
                                                                                               142.62      84,422.82
                                                                                               129.64      58,689.29
                                                                                               156.14      44,301.64
                                                                                               197.69      28,378.27
                                                                                               205.67           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.48     133,249.29
                                                                                                 5.78     149,399.49
                                                                                                 6.14           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        37.10      78,531.15
                                                                                                41.95      70,414.69
                                                                                                39.90      56,216.66
                                                                                                43.42      39,600.24
                                                                                                56.54      24,125.83
                                                                                                61.63      12,756.09
                                                                                                62.17       4,938.94
Harris Oakmark International Investment Division (Class B)..............................        16.95     731,710.70
                                                                                                19.40     712,104.44

                                           1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          19.40          16.35     568,707.64
                                                                             2012          16.35          20.78     342,618.65
                                                                             2013          20.78          26.66     194,705.44
                                                                             2014          26.66          24.69      78,831.72
                                                                             2015          24.69          23.18      42,283.66
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04   1,573,105.13
                                                                             2013           1.04           1.04     959,479.72
                                                                             2014           1.04           1.08     577,042.67
                                                                             2015           1.08           1.02     488,641.89
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.94          19.45     738,216.07
                                                                             2010          19.45          24.11     706,710.32
                                                                             2011          24.11          22.12     513,179.82
                                                                             2012          22.12          24.44           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          24.32          24.95     268,864.60
                                                                             2013          24.95          31.96     126,575.87
                                                                             2014          31.96          34.45      45,960.63
                                                                             2015          34.45          30.83      20,229.65
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.16          12.46      73,627.85
                                                                             2010          12.46          15.46      60,530.15
                                                                             2011          15.46          15.04      50,847.28
                                                                             2012          15.04          17.48      33,799.64
                                                                             2013          17.48          24.09      18,951.70
                                                                             2014          24.09          25.56      12,045.14
                                                                             2015          25.56          24.70       5,233.51
Jennison Growth Investment Division (Class B)............................... 2009           3.10           4.53     272,274.33
                                                                             2010           4.53           4.96     311,550.99
                                                                             2011           4.96           4.89     265,087.27
                                                                             2012           4.89           5.56     364,736.37
                                                                             2013           5.56           7.47     151,686.52
                                                                             2014           7.47           7.99      83,324.44
                                                                             2015           7.99           8.68      49,442.42
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.84           7.59     290,429.06
                                                                             2010           7.59           8.16     228,899.19
                                                                             2011           8.16           7.91     171,418.41
                                                                             2012           7.91           8.89           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.06          10.50       8,447.74
                                                                             2014          10.50          10.85       4,857.77
                                                                             2015          10.85          10.72       6,224.36
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.85           9.84       4,996.01
                                                                             2010           9.84          10.27       7,160.26
                                                                             2011          10.27          10.68       6,558.91
                                                                             2012          10.68          11.02       8,477.33
                                                                             2013          11.02          10.99           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     985,411.83
                                                                             2013           1.04           1.14     982,469.48
                                                                             2014           1.14           1.20     507,926.94
                                                                             2015           1.20           1.19     480,740.59
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.70          12.32           0.00
                                                                             2010          12.32          14.45       1,096.57
                                                                             2011          14.45          12.73       2,338.65
                                                                             2012          12.73          14.44       2,185.08
                                                                             2013          14.44          18.87       1,682.14
                                                                             2014          18.87          19.36         965.58
                                                                             2015          19.36          17.62       1,203.79
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.18          10.72           0.00
                                                                             2010          10.72          12.86       3,256.71
                                                                             2011          12.86          12.45       8,845.77
                                                                             2012          12.45          14.32      11,454.45
                                                                             2013          14.32          16.49      54,090.20
                                                                             2014          16.49          16.77      40,788.65
                                                                             2015          16.77          16.69      14,481.09
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.47          10.01     133,239.70
                                                                             2010          10.01          11.01     143,548.29
                                                                             2011          11.01          11.05     176,890.14
                                                                             2012          11.05          12.22     140,691.56
                                                                             2013          12.22          12.75           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          17.89          27.17     158,982.65
                                                                             2010          27.17          33.99     138,249.17
                                                                             2011          33.99          33.53     100,455.61
                                                                             2012          33.53          37.66      68,799.12
                                                                             2013          37.66          52.10      34,433.06

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          52.10          53.01      14,176.27
                                                                                2015          53.01          51.21       4,498.57
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          15.34          19.98     494,089.65
                                                                                2010          19.98          22.19     462,448.39
                                                                                2011          22.19          22.79     335,826.21
                                                                                2012          22.79          25.31     208,246.14
                                                                                2013          25.31          26.87     118,851.81
                                                                                2014          26.87          27.69      63,370.42
                                                                                2015          27.69          26.63      34,505.36
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          15.35          25.21     223,645.47
                                                                                2010          25.21          28.44     202,186.24
                                                                                2011          28.44          29.78     129,478.03
                                                                                2012          29.78          32.67      53,003.37
                                                                                2013          32.67          43.84      32,335.67
                                                                                2014          43.84          43.82       9,886.63
                                                                                2015          43.82          38.92       5,162.42
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.31          14.21           0.00
                                                                                2010          14.21          17.13           0.00
                                                                                2011          17.13          14.10         469.41
                                                                                2012          14.10          16.35         474.97
                                                                                2013          16.35          20.51         428.28
                                                                                2014          20.51          18.81         554.99
                                                                                2015          18.81          19.56         535.18
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.20           0.00
                                                                                2011          10.20          10.23       4,699.89
                                                                                2012          10.23          10.79          17.74
                                                                                2013          10.79          11.02       2,859.51
                                                                                2014          11.02          10.91       6,922.22
                                                                                2015          10.91          10.64       6,897.58
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.74      19,294.14
                                                                                2012           9.74          10.00      14,036.23
                                                                                2013          10.00           9.94      76,608.50
                                                                                2014           9.94           9.88      50,603.67
                                                                                2015           9.88           9.65      26,338.94
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.87           0.00
                                                                                2010          10.87          12.13       2,317.61
                                                                                2011          12.13          11.89         320.99
                                                                                2012          11.89          13.36         320.66
                                                                                2013          13.36          13.27         366.18
                                                                                2014          13.27          13.20         371.75
                                                                                2015          13.20          12.43         382.12
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.94          10.20     289,597.47
                                                                                2012          10.20          11.71     184,209.57
                                                                                2013          11.71          14.91     138,079.27
                                                                                2014          14.91          15.41      39,344.04
                                                                                2015          15.41          14.84       6,670.97
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.28           9.72     313,709.18
                                                                                2010           9.72          11.05     316,081.56
                                                                                2011          11.05          11.97           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.09          11.18   1,082,687.42
                                                                                2010          11.18          12.09   1,183,697.95
                                                                                2011          12.09          12.28   1,060,803.91
                                                                                2012          12.28          13.18     887,677.65
                                                                                2013          13.18          13.51     602,159.54
                                                                                2014          13.51          13.88     384,863.81
                                                                                2015          13.88          13.56     159,221.55
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.31          10.90   3,639,409.33
                                                                                2010          10.90          11.95   3,224,682.12
                                                                                2011          11.95          11.87   3,049,295.30
                                                                                2012          11.87          13.01   2,238,591.42
                                                                                2013          13.01          14.19   1,489,280.85
                                                                                2014          14.19          14.64     811,846.84
                                                                                2015          14.64          14.24     441,385.58
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.56          10.55   8,986,111.50
                                                                                2010          10.55          11.74   8,178,762.89
                                                                                2011          11.74          11.39   7,153,548.23
                                                                                2012          11.39          12.68   6,196,519.96
                                                                                2013          12.68          14.71   4,485,974.01
                                                                                2014          14.71          15.19   2,449,800.55
                                                                                2015          15.19          14.74     934,328.08
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.45          13.03     166,765.61

                               1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          13.03
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.89
                                                                                 2010          10.16
                                                                                 2011          11.46
                                                                                 2012          10.84
                                                                                 2013          12.30
                                                                                 2014          15.03
                                                                                 2015          15.55
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.15
                                                                                 2010           8.87
                                                                                 2011           9.59
                                                                                 2012           9.27
                                                                                 2013          10.58
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.36
                                                                                 2013          10.41
                                                                                 2014          11.70
                                                                                 2015          12.62
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.42
                                                                                 2010          13.61
                                                                                 2011          16.86
                                                                                 2012          16.21
                                                                                 2013          18.70
                                                                                 2014          24.42
                                                                                 2015          26.23
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.20
MetLife Stock Index Investment Division (Class B)............................... 2009          21.45
                                                                                 2010          32.20
                                                                                 2011          36.24
                                                                                 2012          36.22
                                                                                 2013          41.10
                                                                                 2014          53.21
                                                                                 2015          59.17
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.40
                                                                                 2010          10.19
                                                                                 2011          12.39
                                                                                 2012           9.90
                                                                                 2013          11.58
                                                                                 2014          10.82
                                                                                 2015           9.94
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.89
                                                                                 2010          12.85
                                                                                 2011          14.08
                                                                                 2012          12.36
                                                                                 2013          14.18
                                                                                 2014          16.63
                                                                                 2015          15.21
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          29.37
                                                                                 2010          38.34
                                                                                 2011          41.38
                                                                                 2012          41.57
                                                                                 2013          45.48
                                                                                 2014          53.08
                                                                                 2015          56.55
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.23
                                                                                 2010          10.49
                                                                                 2011          11.47
                                                                                 2012          11.35
                                                                                 2013          12.98
                                                                                 2014          17.28
                                                                                 2015          18.78
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.57
                                                                                 2010           8.08
                                                                                 2011           8.82
                                                                                 2012           8.63
                                                                                 2013           9.66
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.37
                                                                                 2011          14.34
                                                                                 2012          13.12
                                                                                 2013          14.10



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        12.96           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.16   6,600,476.28
                                                                                        11.46   5,988,775.33
                                                                                        10.84   5,379,939.70
                                                                                        12.30   4,530,421.79
                                                                                        15.03   3,004,529.56
                                                                                        15.55   1,503,956.10
                                                                                        15.03     460,533.19
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.87     175,218.39
                                                                                         9.59     181,606.59
                                                                                         9.27     176,923.24
                                                                                        10.58     172,285.84
                                                                                        11.38           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.36      33,057.57
                                                                                        10.41     101,664.95
                                                                                        11.70     225,014.04
                                                                                        12.62     259,688.78
                                                                                        11.90     125,931.02
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.61     779,815.38
                                                                                        16.86     668,440.65
                                                                                        16.21     516,917.97
                                                                                        18.70     295,786.90
                                                                                        24.42     163,540.78
                                                                                        26.23      82,674.32
                                                                                        25.11      38,230.63
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12     168,917.77
                                                                                         1.20     393,282.89
                                                                                         1.17     884,068.63
MetLife Stock Index Investment Division (Class B)...............................        32.20   1,814,584.61
                                                                                        36.24   1,671,477.38
                                                                                        36.22   1,245,019.27
                                                                                        41.10     668,960.47
                                                                                        53.21     356,058.57
                                                                                        59.17     186,299.45
                                                                                        58.70      90,525.62
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.19       1,063.11
                                                                                        12.39       5,315.41
                                                                                         9.90       6,735.36
                                                                                        11.58       6,758.03
                                                                                        10.82       7,962.52
                                                                                         9.94       5,945.58
                                                                                         8.42       6,520.98
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.85     625,532.66
                                                                                        14.08     490,362.55
                                                                                        12.36     346,186.10
                                                                                        14.18     236,632.71
                                                                                        16.63     134,083.05
                                                                                        15.21      73,605.70
                                                                                        14.69      22,499.44
MFS(Reg. TM) Total Return Investment Division (Class B).........................        38.34     109,408.46
                                                                                        41.38      87,465.14
                                                                                        41.57      54,926.07
                                                                                        45.48      31,372.88
                                                                                        53.08      23,627.07
                                                                                        56.55      13,420.40
                                                                                        55.38       8,106.18
MFS(Reg. TM) Value Investment Division (Class B)................................        10.49     549,389.91
                                                                                        11.47     536,957.19
                                                                                        11.35     334,795.09
                                                                                        12.98     193,001.23
                                                                                        17.28     195,661.30
                                                                                        18.78     101,103.96
                                                                                        18.40      46,059.15
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.08      67,025.87
                                                                                         8.82      80,339.99
                                                                                         8.63      75,652.87
                                                                                         9.66      54,433.05
                                                                                        10.57           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.34     230,651.94
                                                                                        13.12     149,387.78
                                                                                        14.10     105,930.46
                                                                                        19.27      49,616.52

                               1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          19.27
                                                                                  2015          19.14
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.08
                                                                                  2010          11.33
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.29
                                                                                  2010          11.64
                                                                                  2011          12.35
                                                                                  2012          10.60
                                                                                  2013          12.30
                                                                                  2014          14.70
                                                                                  2015          13.55
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.47
                                                                                  2011          15.83
                                                                                  2012          16.42
                                                                                  2013          17.71
                                                                                  2014          24.07
                                                                                  2015          23.59
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.96
                                                                                  2010          12.55
                                                                                  2011          15.16
                                                                                  2012          14.12
                                                                                  2013          14.61
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.65
                                                                                  2010          15.72
                                                                                  2011          17.92
                                                                                  2012          16.14
                                                                                  2013          19.22
                                                                                  2014          24.02
                                                                                  2015          24.12
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.57
                                                                                  2010           8.54
                                                                                  2011           9.04
                                                                                  2012           8.28
                                                                                  2013           9.94
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.31
                                                                                  2010          12.70
                                                                                  2011          13.46
                                                                                  2012          14.71
                                                                                  2013          15.78
                                                                                  2014          14.07
                                                                                  2015          14.24
PIMCO Total Return Investment Division (Class B)................................. 2009          12.77
                                                                                  2010          14.95
                                                                                  2011          15.90
                                                                                  2012          16.13
                                                                                  2013          17.32
                                                                                  2014          16.71
                                                                                  2015          17.11
Pioneer Strategic Income Investment Division (Class E)........................... 2009          16.85
                                                                                  2010          21.58
                                                                                  2011          23.77
                                                                                  2012          24.18
                                                                                  2013          26.50
                                                                                  2014          26.42
                                                                                  2015          27.13
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.73
                                                                                  2013          10.88
                                                                                  2014          10.21
                                                                                  2015          10.80
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.73
                                                                                  2015          11.46
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.94
                                                                                  2010          13.97
                                                                                  2011          17.38
                                                                                  2012          16.36
                                                                                  2013          18.66
                                                                                  2014          25.36
                                                                                  2015          26.12



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         19.14      29,824.59
                                                                                         17.87      17,202.72
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.33     232,422.73
                                                                                         12.25           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.64   1,410,760.29
                                                                                         12.35   1,345,440.92
                                                                                         10.60   1,113,726.53
                                                                                         12.30     651,851.98
                                                                                         14.70     359,521.98
                                                                                         13.55     197,022.51
                                                                                         13.15      72,233.03
Neuberger Berman Genesis Investment Division (Class B)...........................        15.83     378,764.16
                                                                                         16.42     216,512.39
                                                                                         17.71      68,808.14
                                                                                         24.07      60,773.35
                                                                                         23.59      27,480.22
                                                                                         23.28      15,465.97
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.55     125,031.77
                                                                                         15.16     116,809.60
                                                                                         14.12      84,642.29
                                                                                         14.61      54,586.62
                                                                                         15.83           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.72     222,415.71
                                                                                         17.92     251,014.54
                                                                                         16.14     182,740.84
                                                                                         19.22     138,424.65
                                                                                         24.02      79,536.63
                                                                                         24.12      41,134.89
                                                                                         24.65      15,659.75
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.54      33,984.78
                                                                                          9.04      46,013.11
                                                                                          8.28      39,722.38
                                                                                          9.94      38,155.90
                                                                                         10.56           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03       4,286.89
                                                                                          0.96      46,598.22
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.70   1,110,381.27
                                                                                         13.46     963,131.83
                                                                                         14.71     757,531.33
                                                                                         15.78     566,761.97
                                                                                         14.07     362,620.81
                                                                                         14.24     230,457.18
                                                                                         13.56     105,451.59
PIMCO Total Return Investment Division (Class B).................................        14.95   1,549,998.52
                                                                                         15.90   1,632,065.48
                                                                                         16.13   1,199,554.25
                                                                                         17.32     765,903.42
                                                                                         16.71     418,754.92
                                                                                         17.11     231,519.92
                                                                                         16.82     108,951.23
Pioneer Strategic Income Investment Division (Class E)...........................        21.58         398.85
                                                                                         23.77       3,689.47
                                                                                         24.18       5,288.97
                                                                                         26.50       7,236.25
                                                                                         26.42       5,811.74
                                                                                         27.13       5,805.75
                                                                                         26.28       6,661.60
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.73       5,768.85
                                                                                         10.88     104,850.43
                                                                                         10.21     104,268.97
                                                                                         10.80      71,003.20
                                                                                         10.66      40,129.24
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.73       6,873.72
                                                                                         11.46       4,193.86
                                                                                         11.12      20,329.51
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        13.97     532,783.70
                                                                                         17.38     465,598.44
                                                                                         16.36     352,163.58
                                                                                         18.66     190,449.09
                                                                                         25.36     100,173.54
                                                                                         26.12      42,190.53
                                                                                         24.53      20,726.98

                                           1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06     228,265.43
                                                                             2013           1.06           1.15     272,044.50
                                                                             2014           1.15           1.22     159,394.32
                                                                             2015           1.22           1.19     196,670.85
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.39          10.42     393,719.43
                                                                             2010          10.42          11.50     852,972.08
                                                                             2011          11.50          11.42     802,882.00
                                                                             2012          11.42          12.67     624,066.59
                                                                             2013          12.67          14.07     344,615.38
                                                                             2014          14.07          14.64     218,974.76
                                                                             2015          14.64          14.11     108,503.98
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.53           9.87     102,646.82
                                                                             2010           9.87          11.08     180,551.76
                                                                             2011          11.08          10.66     150,488.40
                                                                             2012          10.66          12.06     109,867.55
                                                                             2013          12.06          14.00      84,749.84
                                                                             2014          14.00          14.50      56,950.22
                                                                             2015          14.50          13.93      21,241.50
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          16.67          21.01     210,410.45
                                                                             2014          21.01          22.48     110,144.47
                                                                             2015          22.48          24.42      43,831.28
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.09           5.35     884,140.78
                                                                             2010           5.35           6.71     791,642.65
                                                                             2011           6.71           5.95     656,456.55
                                                                             2012           5.95           6.56     375,174.75
                                                                             2013           6.56           6.85           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.04           8.10     964,784.27
                                                                             2010           8.10          10.17     912,701.94
                                                                             2011          10.17           9.83     715,781.96
                                                                             2012           9.83          10.99     481,721.39
                                                                             2013          10.99          14.76     296,056.46
                                                                             2014          14.76          16.37     176,996.27
                                                                             2015          16.37          17.16      78,848.82
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.36          13.13     175,810.58
                                                                             2010          13.13          17.39     196,651.13
                                                                             2011          17.39          17.34     169,744.18
                                                                             2012          17.34          19.76     110,211.97
                                                                             2013          19.76          28.02      68,771.11
                                                                             2014          28.02          29.37      44,349.09
                                                                             2015          29.37          29.59      24,478.09
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.03          14.73           0.00
                                                                             2010          14.73          18.69       1,015.78
                                                                             2011          18.69          15.31       3,173.04
                                                                             2012          15.31          15.44       3,357.28
                                                                             2013          15.44          16.81       3,179.01
                                                                             2014          16.81          13.41       3,956.75
                                                                             2015          13.41           8.87       4,792.26
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.53          15.96     515,974.90
                                                                             2010          15.96          16.55     464,341.87
                                                                             2011          16.55          17.13     337,356.88
                                                                             2012          17.13          17.35     172,118.84
                                                                             2013          17.35          16.90      89,147.03
                                                                             2014          16.90          17.04      60,550.26
                                                                             2015          17.04          16.81      44,935.38
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          17.66          28.61     597,878.96
                                                                             2010          28.61          31.43     558,016.26
                                                                             2011          31.43          29.58     422,176.75
                                                                             2012          29.58          32.75     252,061.83
                                                                             2013          32.75          42.94     121,485.96
                                                                             2014          42.94          46.58      52,348.18
                                                                             2015          46.58          46.78      16,255.27
WMC Large Cap Research Investment Division (Class B)........................ 2009          38.22          52.85      42,519.16
                                                                             2010          52.85          58.43      40,747.38
                                                                             2011          58.43          57.60      33,670.67
                                                                             2012          57.60          64.22      20,167.00
                                                                             2013          64.22          84.78      11,360.72
                                                                             2014          84.78          94.61       8,228.92
                                                                             2015          94.61          97.19       3,316.23

                                                                                         AT 1.95 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.79          24.15     816,662.29
                                                                                2010          24.15          29.00     755,027.85
                                                                                2011          29.00          22.99     555,102.58
                                                                                2012          22.99          26.64     340,259.51
                                                                                2013          26.64          33.52     182,666.67
                                                                                2014          33.52          33.57      87,027.54
                                                                                2015          33.57          33.01      33,540.33
American Funds Growth-Income Investment Division (Class 2)..................... 2009          55.04          82.55     305,376.46
                                                                                2010          82.55          90.21     291,739.97
                                                                                2011          90.21          86.85     211,540.78
                                                                                2012          86.85         100.06     118,218.96
                                                                                2013         100.06         131.00      62,145.07
                                                                                2014         131.00         142.13      32,269.69
                                                                                2015         142.13         141.42      15,357.17





                                     1.75 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.71
                                                                                 2013          10.50
                                                                                 2014          11.47
                                                                                 2015          12.10
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.32
                                                                                 2010           8.88
                                                                                 2011           9.79
                                                                                 2012           9.42
                                                                                 2013          10.51
                                                                                 2014          12.24
                                                                                 2015          12.75
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.57
                                                                                 2010           8.35
                                                                                 2011           9.31
                                                                                 2012           8.72
                                                                                 2013           9.95
                                                                                 2014          12.24
                                                                                 2015          12.79
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.01
                                                                                 2010           7.84
                                                                                 2011           9.11
                                                                                 2012           8.54
                                                                                 2013           9.86
                                                                                 2014          12.57
                                                                                 2015          13.36
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.11
                                                                                 2010           9.29
                                                                                 2011          10.04
                                                                                 2012           9.88
                                                                                 2013          10.76
                                                                                 2014          12.00
                                                                                 2015          12.52
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.57
                                                                                 2013          11.49
                                                                                 2014          10.90
                                                                                 2015          11.14
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.18
                                                                                 2010          12.05
                                                                                 2011          12.65
                                                                                 2012           9.93
                                                                                 2013          11.65
                                                                                 2014          13.18
                                                                                 2015          12.52
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.76
                                                                                 2010          14.32



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.71           0.00
                                                                                        10.50       1,506.50
                                                                                        11.47       1,355.73
                                                                                        12.10       1,213.34
                                                                                        11.96           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.88      83,052.66
                                                                                         9.79      77,894.11
                                                                                         9.42      76,930.92
                                                                                        10.51       5,279.00
                                                                                        12.24       7,066.48
                                                                                        12.75      10,413.56
                                                                                        12.44       8,965.16
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.35      97,237.85
                                                                                         9.31     101,542.91
                                                                                         8.72      65,253.51
                                                                                         9.95      64,206.73
                                                                                        12.24      63,466.82
                                                                                        12.79      60,878.93
                                                                                        12.48      57,061.39
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.84           0.00
                                                                                         9.11       1,223.69
                                                                                         8.54       5,904.77
                                                                                         9.86       5,923.87
                                                                                        12.57       5,386.58
                                                                                        13.36       5,189.30
                                                                                        13.99       1,480.95
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.29      37,245.58
                                                                                        10.04      39,837.74
                                                                                         9.88      44,954.67
                                                                                        10.76      38,365.83
                                                                                        12.00      35,221.04
                                                                                        12.52      19,682.86
                                                                                        12.21      19,612.57
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.57           0.00
                                                                                        11.49       4,341.85
                                                                                        10.90       4,204.44
                                                                                        11.14       1,105.80
                                                                                         9.90           0.00
Baillie Gifford International Stock Investment Division (Class B)...............        12.05         266.18
                                                                                        12.65         790.52
                                                                                         9.93       4,102.42
                                                                                        11.65       3,963.75
                                                                                        13.18       3,879.41
                                                                                        12.52       4,046.52
                                                                                        12.03         173.99
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.32       3,473.53
                                                                                        14.87       5,654.07

                                   1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          14.87
                                                                                         2012          15.68
                                                                                         2013          15.97
                                                                                         2014          15.29
                                                                                         2015          15.85
BlackRock Bond Income Investment Division (Class B)..................................... 2009          41.64
                                                                                         2010          45.24
                                                                                         2011          48.04
                                                                                         2012          50.18
                                                                                         2013          52.90
                                                                                         2014          51.46
                                                                                         2015          54.01
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          17.10
                                                                                         2010          25.50
                                                                                         2011          29.94
                                                                                         2012          26.72
                                                                                         2013          29.95
                                                                                         2014          39.42
                                                                                         2015          42.08
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.54
                                                                                         2013          10.23
                                                                                         2014          11.09
                                                                                         2015          11.54
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.40
                                                                                         2010          10.00
                                                                                         2011          10.70
                                                                                         2012          10.73
                                                                                         2013          12.02
                                                                                         2014          15.56
                                                                                         2015          16.78
BlackRock Money Market Investment Division (Class B).................................... 2009          21.83
                                                                                         2010          21.53
                                                                                         2011          21.15
                                                                                         2012          20.79
                                                                                         2013          20.42
                                                                                         2014          20.07
                                                                                         2015          19.72
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.59
                                                                                         2010          12.21
                                                                                         2011          13.93
                                                                                         2012          12.92
                                                                                         2013          16.00
                                                                                         2014          16.28
                                                                                         2015          18.12
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.16
                                                                                         2010           6.00
                                                                                         2011           7.29
                                                                                         2012           7.40
                                                                                         2013           8.62
                                                                                         2014          12.33
                                                                                         2015          14.41
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          85.33
                                                                                         2010         130.77
                                                                                         2011         140.58
                                                                                         2012         127.72
                                                                                         2013         153.75
                                                                                         2014         194.57
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.25
                                                                                         2010           5.45
                                                                                         2011           5.75
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          22.54
                                                                                         2010          36.70
                                                                                         2011          41.47
                                                                                         2012          39.43
                                                                                         2013          42.89
                                                                                         2014          55.81
                                                                                         2015          60.81
Harris Oakmark International Investment Division (Class B).............................. 2009           8.79
                                                                                         2010          16.88



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.68       4,825.32
                                                                                                15.97       4,884.55
                                                                                                15.29       5,155.12
                                                                                                15.85       5,071.41
                                                                                                15.59       4,812.30
BlackRock Bond Income Investment Division (Class B).....................................        45.24           0.00
                                                                                                48.04         598.77
                                                                                                50.18       1,042.77
                                                                                                52.90       1,069.87
                                                                                                51.46       1,057.68
                                                                                                54.01       1,068.43
                                                                                                53.25         157.98
BlackRock Capital Appreciation Investment Division (Class B)............................        25.50       4,416.46
                                                                                                29.94       3,363.97
                                                                                                26.72       4,297.62
                                                                                                29.95       3,477.78
                                                                                                39.42       2,585.99
                                                                                                42.08       2,298.35
                                                                                                43.83       2,325.36
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.54           0.00
                                                                                                10.23      24,066.00
                                                                                                11.09       4,040.50
                                                                                                11.54       3,913.57
                                                                                                11.33       3,157.27
BlackRock Large Cap Value Investment Division (Class B).................................        10.00           0.00
                                                                                                10.70       1,086.14
                                                                                                10.73       1,781.60
                                                                                                12.02       1,672.12
                                                                                                15.56       1,353.08
                                                                                                16.78       1,314.98
                                                                                                15.47         296.81
BlackRock Money Market Investment Division (Class B)....................................        21.53           0.00
                                                                                                21.15           0.00
                                                                                                20.79           0.00
                                                                                                20.42           0.00
                                                                                                20.07           0.00
                                                                                                19.72           0.00
                                                                                                19.38           0.00
Clarion Global Real Estate Investment Division (Class B)................................        12.21      12,199.75
                                                                                                13.93      10,380.04
                                                                                                12.92       9,389.31
                                                                                                16.00      10,302.57
                                                                                                16.28       9,239.60
                                                                                                18.12       7,332.72
                                                                                                17.55       6,992.43
ClearBridge Aggressive Growth Investment Division (Class B).............................         6.00           0.00
                                                                                                 7.29           0.00
                                                                                                 7.40           0.00
                                                                                                 8.62           0.00
                                                                                                12.33           0.00
                                                                                                14.41       3,424.07
                                                                                                13.59           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       130.77       2,273.93
                                                                                               140.58       2,171.15
                                                                                               127.72       1,703.39
                                                                                               153.75       2,297.07
                                                                                               194.57       1,558.46
                                                                                               202.39           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.45           0.00
                                                                                                 5.75           0.00
                                                                                                 6.11           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        36.70         146.81
                                                                                                41.47          19.24
                                                                                                39.43          19.30
                                                                                                42.89          18.12
                                                                                                55.81          16.42
                                                                                                60.81          16.16
                                                                                                61.31          14.82
Harris Oakmark International Investment Division (Class B)..............................        16.88         313.50
                                                                                                19.31          96.20

                                           1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          19.31          16.27         107.19
                                                                             2012          16.27          20.66         105.71
                                                                             2013          20.66          26.50          83.80
                                                                             2014          26.50          24.53          92.99
                                                                             2015          24.53          23.01         100.86
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04      99,549.16
                                                                             2013           1.04           1.04      13,437.90
                                                                             2014           1.04           1.08      12,026.56
                                                                             2015           1.08           1.02           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.88          19.34         137.79
                                                                             2010          19.34          23.96          35.07
                                                                             2011          23.96          21.97         365.37
                                                                             2012          21.97          24.27           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          24.15          24.77         471.72
                                                                             2013          24.77          31.72         465.89
                                                                             2014          31.72          34.18         463.04
                                                                             2015          34.18          30.57         462.02
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.13          12.41           0.00
                                                                             2010          12.41          15.39           1.47
                                                                             2011          15.39          14.96           0.00
                                                                             2012          14.96          17.38           0.00
                                                                             2013          17.38          23.95           0.00
                                                                             2014          23.95          25.39           0.00
                                                                             2015          25.39          24.53           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.08           4.51           0.00
                                                                             2010           4.51           4.94           0.00
                                                                             2011           4.94           4.86           0.00
                                                                             2012           4.86           5.52       3,852.78
                                                                             2013           5.52           7.42       3,798.40
                                                                             2014           7.42           7.93       3,749.83
                                                                             2015           7.93           8.61       3,709.07
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.82           7.55       7,283.21
                                                                             2010           7.55           8.12       2,756.60
                                                                             2011           8.12           7.87       2,563.09
                                                                             2012           7.87           8.84           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.03          10.47       4,463.33
                                                                             2014          10.47          10.81       4,620.29
                                                                             2015          10.81          10.68           0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.85           9.83           0.00
                                                                             2010           9.83          10.25         647.93
                                                                             2011          10.25          10.66       3,497.60
                                                                             2012          10.66          10.99       3,828.23
                                                                             2013          10.99          10.96           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     108,701.06
                                                                             2013           1.04           1.14     100,507.52
                                                                             2014           1.14           1.20      63,928.78
                                                                             2015           1.20           1.19      79,144.78
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.69          12.29           0.00
                                                                             2010          12.29          14.40           0.00
                                                                             2011          14.40          12.69           0.00
                                                                             2012          12.69          14.38           0.00
                                                                             2013          14.38          18.78           0.00
                                                                             2014          18.78          19.27           0.00
                                                                             2015          19.27          17.52           0.00
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.17          10.70           0.00
                                                                             2010          10.70          12.83         527.95
                                                                             2011          12.83          12.42       3,125.89
                                                                             2012          12.42          14.27       3,029.94
                                                                             2013          14.27          16.42       6,870.02
                                                                             2014          16.42          16.70       6,861.93
                                                                             2015          16.70          16.61       2,491.83
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.47          10.00         374.81
                                                                             2010          10.00          10.99         312.24
                                                                             2011          10.99          11.03       6,926.28
                                                                             2012          11.03          12.19      12,579.99
                                                                             2013          12.19          12.71           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          17.75          26.96           0.00
                                                                             2010          26.96          33.71         103.47
                                                                             2011          33.71          33.23         608.75
                                                                             2012          33.23          37.31         587.41
                                                                             2013          37.31          51.59         470.62

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          51.59          52.47         476.46
                                                                                2015          52.47          50.66           0.00
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          15.25          19.85         771.80
                                                                                2010          19.85          22.03         759.32
                                                                                2011          22.03          22.61         708.18
                                                                                2012          22.61          25.10       4,115.14
                                                                                2013          25.10          26.63       4,070.82
                                                                                2014          26.63          27.43       4,035.86
                                                                                2015          27.43          26.37       3,960.01
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          15.23          25.00           0.00
                                                                                2010          25.00          28.19           0.00
                                                                                2011          28.19          29.50           0.00
                                                                                2012          29.50          32.35           0.00
                                                                                2013          32.35          43.39           0.00
                                                                                2014          43.39          43.35           0.00
                                                                                2015          43.35          38.48           0.00
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.31          14.20           0.00
                                                                                2010          14.20          17.11           0.00
                                                                                2011          17.11          14.08           0.00
                                                                                2012          14.08          16.31           0.00
                                                                                2013          16.31          20.45           0.00
                                                                                2014          20.45          18.75           0.00
                                                                                2015          18.75          19.49           0.00
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.19           0.00
                                                                                2011          10.19          10.22           0.00
                                                                                2012          10.22          10.78           0.00
                                                                                2013          10.78          11.00           0.00
                                                                                2014          11.00          10.88           0.00
                                                                                2015          10.88          10.61           0.00
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.74           0.00
                                                                                2012           9.74           9.99           0.00
                                                                                2013           9.99           9.93           0.00
                                                                                2014           9.93           9.86           0.00
                                                                                2015           9.86           9.63           0.00
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.87           0.00
                                                                                2010          10.87          12.12           0.00
                                                                                2011          12.12          11.88           0.00
                                                                                2012          11.88          13.34           0.00
                                                                                2013          13.34          13.24           0.00
                                                                                2014          13.24          13.16           0.00
                                                                                2015          13.16          12.39           0.00
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.90          10.17           0.00
                                                                                2012          10.17          11.67           0.00
                                                                                2013          11.67          14.85           0.00
                                                                                2014          14.85          15.33           0.00
                                                                                2015          15.33          14.76           0.00
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.27           9.69           0.00
                                                                                2010           9.69          11.02           0.16
                                                                                2011          11.02          11.94           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.07          11.15       4,435.17
                                                                                2010          11.15          12.06       5,075.63
                                                                                2011          12.06          12.24       4,740.14
                                                                                2012          12.24          13.13       4,738.05
                                                                                2013          13.13          13.45       7,222.41
                                                                                2014          13.45          13.81       4,734.33
                                                                                2015          13.81          13.49       6,475.62
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.30          10.87      39,230.81
                                                                                2010          10.87          11.92      33,827.57
                                                                                2011          11.92          11.83      31,656.67
                                                                                2012          11.83          12.96      35,897.58
                                                                                2013          12.96          14.13      47,826.99
                                                                                2014          14.13          14.57      45,893.40
                                                                                2015          14.57          14.16      35,427.41
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.55          10.53     126,156.77
                                                                                2010          10.53          11.71     131,067.79
                                                                                2011          11.71          11.35     138,581.05
                                                                                2012          11.35          12.63     145,923.16
                                                                                2013          12.63          14.64     151,323.36
                                                                                2014          14.64          15.12     140,345.65
                                                                                2015          15.12          14.67     134,655.43
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.42          12.99           0.00

                               1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          12.99
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.87
                                                                                 2010          10.14
                                                                                 2011          11.43
                                                                                 2012          10.80
                                                                                 2013          12.25
                                                                                 2014          14.96
                                                                                 2015          15.47
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.15
                                                                                 2010           8.86
                                                                                 2011           9.58
                                                                                 2012           9.25
                                                                                 2013          10.55
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.36
                                                                                 2013          10.40
                                                                                 2014          11.69
                                                                                 2015          12.59
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.39
                                                                                 2010          13.54
                                                                                 2011          16.77
                                                                                 2012          16.12
                                                                                 2013          18.58
                                                                                 2014          24.26
                                                                                 2015          26.04
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.20
MetLife Stock Index Investment Division (Class B)............................... 2009          21.25
                                                                                 2010          31.88
                                                                                 2011          35.87
                                                                                 2012          35.83
                                                                                 2013          40.63
                                                                                 2014          52.59
                                                                                 2015          58.44
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.39
                                                                                 2010          10.17
                                                                                 2011          12.36
                                                                                 2012           9.88
                                                                                 2013          11.54
                                                                                 2014          10.77
                                                                                 2015           9.90
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.86
                                                                                 2010          12.80
                                                                                 2011          14.01
                                                                                 2012          12.29
                                                                                 2013          14.10
                                                                                 2014          16.52
                                                                                 2015          15.10
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          29.05
                                                                                 2010          37.90
                                                                                 2011          40.90
                                                                                 2012          41.06
                                                                                 2013          44.90
                                                                                 2014          52.38
                                                                                 2015          55.77
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.19
                                                                                 2010          10.44
                                                                                 2011          11.40
                                                                                 2012          11.28
                                                                                 2013          12.89
                                                                                 2014          17.15
                                                                                 2015          18.63
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.57
                                                                                 2010           8.08
                                                                                 2011           8.81
                                                                                 2012           8.61
                                                                                 2013           9.64
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.29
                                                                                 2011          14.24
                                                                                 2012          13.02
                                                                                 2013          13.99



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        12.92           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.14      76,595.92
                                                                                        11.43      63,428.61
                                                                                        10.80      52,642.71
                                                                                        12.25      53,414.87
                                                                                        14.96      54,249.98
                                                                                        15.47      59,233.89
                                                                                        14.95      56,021.71
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.86           0.00
                                                                                         9.58           0.00
                                                                                         9.25           0.00
                                                                                        10.55           0.00
                                                                                        11.35           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.36           0.00
                                                                                        10.40       1,522.78
                                                                                        11.69      37,846.68
                                                                                        12.59      36,853.54
                                                                                        11.87      37,704.40
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.54         308.29
                                                                                        16.77         491.80
                                                                                        16.12         628.91
                                                                                        18.58         641.61
                                                                                        24.26         558.68
                                                                                        26.04         540.55
                                                                                        24.91         518.15
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12           0.00
                                                                                         1.20           0.00
                                                                                         1.17           0.00
MetLife Stock Index Investment Division (Class B)...............................        31.88       2,128.35
                                                                                        35.87       2,753.76
                                                                                        35.83       2,668.71
                                                                                        40.63       2,458.77
                                                                                        52.59       2,198.25
                                                                                        58.44       2,000.44
                                                                                        57.95       1,768.65
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.17           0.00
                                                                                        12.36         283.40
                                                                                         9.88       2,281.54
                                                                                        11.54       2,399.17
                                                                                        10.77       2,626.17
                                                                                         9.90       2,797.78
                                                                                         8.38         449.12
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.80           0.00
                                                                                        14.01         132.88
                                                                                        12.29         143.50
                                                                                        14.10         144.16
                                                                                        16.52         134.13
                                                                                        15.10         144.68
                                                                                        14.58         157.16
MFS(Reg. TM) Total Return Investment Division (Class B).........................        37.90       9,731.12
                                                                                        40.90      10,501.07
                                                                                        41.06       9,867.25
                                                                                        44.90      10,088.62
                                                                                        52.38       9,533.01
                                                                                        55.77       7,688.95
                                                                                        54.59       7,388.67
MFS(Reg. TM) Value Investment Division (Class B)................................        10.44           0.00
                                                                                        11.40           0.00
                                                                                        11.28           0.00
                                                                                        12.89           0.00
                                                                                        17.15           0.00
                                                                                        18.63           0.00
                                                                                        18.24           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.08         971.40
                                                                                         8.81       2,263.87
                                                                                         8.61       1,721.37
                                                                                         9.64       1,694.88
                                                                                        10.55           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.24           0.00
                                                                                        13.02           0.00
                                                                                        13.99           0.00
                                                                                        19.11           0.00

                               1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          19.11
                                                                                  2015          18.97
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.03
                                                                                  2010          11.25
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.26
                                                                                  2010          11.57
                                                                                  2011          12.27
                                                                                  2012          10.53
                                                                                  2013          12.22
                                                                                  2014          14.59
                                                                                  2015          13.44
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.40
                                                                                  2011          15.74
                                                                                  2012          16.32
                                                                                  2013          17.60
                                                                                  2014          23.90
                                                                                  2015          23.42
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.93
                                                                                  2010          12.50
                                                                                  2011          15.09
                                                                                  2012          14.04
                                                                                  2013          14.53
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.59
                                                                                  2010          15.62
                                                                                  2011          17.80
                                                                                  2012          16.02
                                                                                  2013          19.07
                                                                                  2014          23.82
                                                                                  2015          23.91
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.57
                                                                                  2010           8.54
                                                                                  2011           9.03
                                                                                  2012           8.26
                                                                                  2013           9.92
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.27
                                                                                  2010          12.66
                                                                                  2011          13.41
                                                                                  2012          14.64
                                                                                  2013          15.70
                                                                                  2014          14.00
                                                                                  2015          14.15
PIMCO Total Return Investment Division (Class B)................................. 2009          12.72
                                                                                  2010          14.88
                                                                                  2011          15.82
                                                                                  2012          16.04
                                                                                  2013          17.22
                                                                                  2014          16.60
                                                                                  2015          16.99
Pioneer Strategic Income Investment Division (Class E)........................... 2009          16.72
                                                                                  2010          21.41
                                                                                  2011          23.58
                                                                                  2012          23.97
                                                                                  2013          26.25
                                                                                  2014          26.16
                                                                                  2015          26.85
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.73
                                                                                  2013          10.87
                                                                                  2014          10.20
                                                                                  2015          10.78
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.72
                                                                                  2015          11.45
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.89
                                                                                  2010          13.89
                                                                                  2011          17.28
                                                                                  2012          16.25
                                                                                  2013          18.53
                                                                                  2014          25.16
                                                                                  2015          25.91



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         18.97           0.00
                                                                                         17.70           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.25         465.88
                                                                                         12.17           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.57       1,172.79
                                                                                         12.27       1,485.63
                                                                                         10.53       1,654.64
                                                                                         12.22       1,696.45
                                                                                         14.59       1,579.21
                                                                                         13.44       1,712.95
                                                                                         13.04       1,630.84
Neuberger Berman Genesis Investment Division (Class B)...........................        15.74           0.00
                                                                                         16.32           0.00
                                                                                         17.60           0.00
                                                                                         23.90           0.00
                                                                                         23.42           0.00
                                                                                         23.10           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.50           0.00
                                                                                         15.09           0.00
                                                                                         14.04           0.00
                                                                                         14.53           0.00
                                                                                         15.74           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.62           0.00
                                                                                         17.80           0.00
                                                                                         16.02           0.00
                                                                                         19.07           0.00
                                                                                         23.82           0.00
                                                                                         23.91           0.00
                                                                                         24.42           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.54         456.53
                                                                                          9.03         462.29
                                                                                          8.26         456.54
                                                                                          9.92         456.54
                                                                                         10.54           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03           0.00
                                                                                          0.95           0.00
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.66      22,705.90
                                                                                         13.41      27,018.22
                                                                                         14.64      21,343.65
                                                                                         15.70      33,607.84
                                                                                         14.00      21,344.16
                                                                                         14.15      20,065.63
                                                                                         13.47      11,895.89
PIMCO Total Return Investment Division (Class B).................................        14.88         915.08
                                                                                         15.82       2,111.02
                                                                                         16.04       6,503.40
                                                                                         17.22      11,959.43
                                                                                         16.60      12,729.72
                                                                                         16.99      12,930.82
                                                                                         16.70       7,033.82
Pioneer Strategic Income Investment Division (Class E)...........................        21.41           0.00
                                                                                         23.58         142.10
                                                                                         23.97         780.51
                                                                                         26.25         808.41
                                                                                         26.16         902.91
                                                                                         26.85         919.38
                                                                                         26.00           0.00
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.73           0.00
                                                                                         10.87           0.00
                                                                                         10.20           0.00
                                                                                         10.78           0.00
                                                                                         10.64           0.00
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.72           0.00
                                                                                         11.45           0.00
                                                                                         11.11           0.00
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        13.89         296.58
                                                                                         17.28         263.85
                                                                                         16.25         258.61
                                                                                         18.53         254.59
                                                                                         25.16         220.61
                                                                                         25.91         221.71
                                                                                         24.32         222.43

                                           1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06           0.00
                                                                             2013           1.06           1.15           0.00
                                                                             2014           1.15           1.22           0.00
                                                                             2015           1.22           1.18           0.00
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.38          10.39           0.00
                                                                             2010          10.39          11.46      33,962.01
                                                                             2011          11.46          11.39      33,740.63
                                                                             2012          11.39          12.62      16,670.59
                                                                             2013          12.62          14.01      15,572.50
                                                                             2014          14.01          14.57      14,546.12
                                                                             2015          14.57          14.03       3,682.14
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.52           9.85           0.00
                                                                             2010           9.85          11.05           1.14
                                                                             2011          11.05          10.63       7,294.04
                                                                             2012          10.63          12.01       7,265.68
                                                                             2013          12.01          13.94       7,240.24
                                                                             2014          13.94          14.43           0.00
                                                                             2015          14.43          13.86           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          16.55          20.85       1,499.42
                                                                             2014          20.85          22.30       1,418.34
                                                                             2015          22.30          24.21         314.98
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.08           5.32      12,789.87
                                                                             2010           5.32           6.68      12,780.84
                                                                             2011           6.68           5.92      16,042.85
                                                                             2012           5.92           6.52       4,031.03
                                                                             2013           6.52           6.81           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.02           8.06           0.00
                                                                             2010           8.06          10.12         340.35
                                                                             2011          10.12           9.78       2,008.40
                                                                             2012           9.78          10.93       1,962.07
                                                                             2013          10.93          14.67       1,662.19
                                                                             2014          14.67          16.25       1,532.25
                                                                             2015          16.25          17.04           0.00
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.31          13.05           0.00
                                                                             2010          13.05          17.27           0.00
                                                                             2011          17.27          17.22         213.99
                                                                             2012          17.22          19.61         282.56
                                                                             2013          19.61          27.78         281.16
                                                                             2014          27.78          29.11         279.88
                                                                             2015          29.11          29.31         278.72
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.03          14.72           0.00
                                                                             2010          14.72          18.67           0.00
                                                                             2011          18.67          15.28           0.00
                                                                             2012          15.28          15.40           0.00
                                                                             2013          15.40          16.77           0.00
                                                                             2014          16.77          13.37           0.00
                                                                             2015          13.37           8.83           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.42          15.84       2,228.64
                                                                             2010          15.84          16.42       2,183.04
                                                                             2011          16.42          16.98       2,158.89
                                                                             2012          16.98          17.19       1,667.60
                                                                             2013          17.19          16.74       1,608.68
                                                                             2014          16.74          16.87       1,543.13
                                                                             2015          16.87          16.63         837.95
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          17.53          28.40         490.13
                                                                             2010          28.40          31.17         585.64
                                                                             2011          31.17          29.33         551.92
                                                                             2012          29.33          32.45         490.79
                                                                             2013          32.45          42.53         444.65
                                                                             2014          42.53          46.12         415.28
                                                                             2015          46.12          46.29         396.64
WMC Large Cap Research Investment Division (Class B)........................ 2009          37.73          52.15           0.00
                                                                             2010          52.15          57.63           0.00
                                                                             2011          57.63          56.78           0.00
                                                                             2012          56.78          63.27           0.00
                                                                             2013          63.27          83.49           0.00
                                                                             2014          83.49          93.13           0.00
                                                                             2015          93.13          95.62           0.00

                                                                                         AT 2.00 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.71          24.01         217.56
                                                                                2010          24.01          28.81           1.01
                                                                                2011          28.81          22.83           0.00
                                                                                2012          22.83          26.45           0.00
                                                                                2013          26.45          33.26           0.00
                                                                                2014          33.26          33.29           0.00
                                                                                2015          33.29          32.72           0.00
American Funds Growth-Income Investment Division (Class 2)..................... 2009          54.35          81.49         177.65
                                                                                2010          81.49          89.01         165.64
                                                                                2011          89.01          85.65         239.51
                                                                                2012          85.65          98.62         252.18
                                                                                2013          98.62         129.06         240.32
                                                                                2014         129.06         139.95         231.77
                                                                                2015         139.95         139.18         225.01





                                     1.80 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.70
                                                                                 2013          10.49
                                                                                 2014          11.45
                                                                                 2015          12.08
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.31
                                                                                 2010           8.88
                                                                                 2011           9.78
                                                                                 2012           9.40
                                                                                 2013          10.48
                                                                                 2014          12.20
                                                                                 2015          12.71
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.57
                                                                                 2010           8.34
                                                                                 2011           9.30
                                                                                 2012           8.70
                                                                                 2013           9.93
                                                                                 2014          12.20
                                                                                 2015          12.75
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.83
                                                                                 2011           9.10
                                                                                 2012           8.53
                                                                                 2013           9.83
                                                                                 2014          12.54
                                                                                 2015          13.32
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.11
                                                                                 2010           9.28
                                                                                 2011          10.02
                                                                                 2012           9.86
                                                                                 2013          10.74
                                                                                 2014          11.97
                                                                                 2015          12.47
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.57
                                                                                 2013          11.48
                                                                                 2014          10.89
                                                                                 2015          11.12
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.11
                                                                                 2010          11.94
                                                                                 2011          12.53
                                                                                 2012           9.83
                                                                                 2013          11.52
                                                                                 2014          13.03
                                                                                 2015          12.37
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.69
                                                                                 2010          14.24



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.70   1,322,676.10
                                                                                        10.49   3,019,606.31
                                                                                        11.45   3,752,182.26
                                                                                        12.08   3,669,613.49
                                                                                        11.93   3,669,466.61
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03     515,256.04
                                                                                         1.00   2,887,702.87
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.88     570,764.55
                                                                                         9.78   1,614,197.18
                                                                                         9.40   1,838,176.62
                                                                                        10.48   1,781,499.92
                                                                                        12.20   1,695,085.28
                                                                                        12.71   1,476,965.95
                                                                                        12.40   1,391,409.79
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.34     304,938.26
                                                                                         9.30     451,274.99
                                                                                         8.70     286,193.15
                                                                                         9.93     276,661.68
                                                                                        12.20     281,536.09
                                                                                        12.75     337,316.61
                                                                                        12.43     410,980.52
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.83     333,447.88
                                                                                         9.10     707,213.69
                                                                                         8.53   1,058,069.80
                                                                                         9.83   1,167,868.32
                                                                                        12.54   1,186,340.16
                                                                                        13.32   1,281,583.91
                                                                                        13.93   1,318,310.37
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.28     298,961.14
                                                                                        10.02     821,890.81
                                                                                         9.86   1,153,465.72
                                                                                        10.74   1,110,423.73
                                                                                        11.97   1,022,862.01
                                                                                        12.47   1,143,258.58
                                                                                        12.16   1,095,152.81
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.57   1,615,390.38
                                                                                        11.48   4,446,593.51
                                                                                        10.89   4,395,658.08
                                                                                        11.12   4,119,337.25
                                                                                         9.88   3,540,185.72
Baillie Gifford International Stock Investment Division (Class B)...............        11.94      34,442.02
                                                                                        12.53      42,800.07
                                                                                         9.83      49,139.68
                                                                                        11.52      51,226.49
                                                                                        13.03      51,842.25
                                                                                        12.37      41,642.01
                                                                                        11.89      32,587.56
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.24     323,727.96
                                                                                        14.78     861,892.28

                                   1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          14.78
                                                                                         2012          15.58
                                                                                         2013          15.85
                                                                                         2014          15.18
                                                                                         2015          15.72
BlackRock Bond Income Investment Division (Class B)..................................... 2009          41.11
                                                                                         2010          44.64
                                                                                         2011          47.39
                                                                                         2012          49.48
                                                                                         2013          52.13
                                                                                         2014          50.68
                                                                                         2015          53.17
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          16.98
                                                                                         2010          25.31
                                                                                         2011          29.70
                                                                                         2012          26.50
                                                                                         2013          29.68
                                                                                         2014          39.04
                                                                                         2015          41.65
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.54
                                                                                         2013          10.22
                                                                                         2014          11.08
                                                                                         2015          11.52
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.37
                                                                                         2010           9.96
                                                                                         2011          10.66
                                                                                         2012          10.68
                                                                                         2013          11.96
                                                                                         2014          15.47
                                                                                         2015          16.67
BlackRock Money Market Investment Division (Class B).................................... 2009          21.55
                                                                                         2010          21.25
                                                                                         2011          20.87
                                                                                         2012          20.49
                                                                                         2013          20.13
                                                                                         2014          19.77
                                                                                         2015          19.42
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.57
                                                                                         2010          12.17
                                                                                         2011          13.88
                                                                                         2012          12.87
                                                                                         2013          15.93
                                                                                         2014          16.20
                                                                                         2015          18.02
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.14
                                                                                         2010           5.97
                                                                                         2011           7.26
                                                                                         2012           7.36
                                                                                         2013           8.57
                                                                                         2014          12.25
                                                                                         2015          14.31
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          84.19
                                                                                         2010         128.96
                                                                                         2011         138.57
                                                                                         2012         125.83
                                                                                         2013         151.40
                                                                                         2014         191.50
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.24
                                                                                         2010           5.42
                                                                                         2011           5.72
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          22.31
                                                                                         2010          36.30
                                                                                         2011          41.00
                                                                                         2012          38.97
                                                                                         2013          42.36
                                                                                         2014          55.10
                                                                                         2015          60.00
Harris Oakmark International Investment Division (Class B).............................. 2009           8.76
                                                                                         2010          16.81



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.58   1,093,957.58
                                                                                                15.85   1,221,996.56
                                                                                                15.18   1,318,185.31
                                                                                                15.72   1,438,396.38
                                                                                                15.46   1,584,691.99
BlackRock Bond Income Investment Division (Class B).....................................        44.64      20,909.77
                                                                                                47.39      96,469.87
                                                                                                49.48     121,223.91
                                                                                                52.13     125,795.79
                                                                                                50.68     105,504.02
                                                                                                53.17     123,604.54
                                                                                                52.40     117,590.68
BlackRock Capital Appreciation Investment Division (Class B)............................        25.31      26,139.21
                                                                                                29.70      37,515.24
                                                                                                26.50      67,559.76
                                                                                                29.68      64,405.63
                                                                                                39.04      62,614.61
                                                                                                41.65      56,620.16
                                                                                                43.37      55,726.54
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.54   2,027,623.68
                                                                                                10.22   4,154,028.67
                                                                                                11.08   4,737,089.70
                                                                                                11.52   4,603,441.51
                                                                                                11.30   4,631,922.95
BlackRock Large Cap Value Investment Division (Class B).................................         9.96      71,957.66
                                                                                                10.66     146,400.85
                                                                                                10.68     220,084.10
                                                                                                11.96     279,202.37
                                                                                                15.47     257,486.55
                                                                                                16.67     244,679.42
                                                                                                15.36     218,175.18
BlackRock Money Market Investment Division (Class B)....................................        21.25       2,858.07
                                                                                                20.87       5,053.67
                                                                                                20.49      17,633.89
                                                                                                20.13      23,535.33
                                                                                                19.77      25,573.41
                                                                                                19.42      25,153.91
                                                                                                19.07      18,733.13
Clarion Global Real Estate Investment Division (Class B)................................        12.17      54,037.21
                                                                                                13.88      66,879.04
                                                                                                12.87      95,186.17
                                                                                                15.93     105,097.28
                                                                                                16.20     115,661.96
                                                                                                18.02      90,941.12
                                                                                                17.45      78,872.92
ClearBridge Aggressive Growth Investment Division (Class B).............................         5.97       8,197.80
                                                                                                 7.26      39,386.76
                                                                                                 7.36     213,263.78
                                                                                                 8.57     187,068.29
                                                                                                12.25     261,828.68
                                                                                                14.31     677,378.08
                                                                                                13.49     645,779.03
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       128.96      18,617.54
                                                                                               138.57      32,741.85
                                                                                               125.83      37,938.74
                                                                                               151.40      36,732.58
                                                                                               191.50      31,649.79
                                                                                               199.16           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.42       9,904.92
                                                                                                 5.72      22,748.28
                                                                                                 6.07           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        36.30      20,642.73
                                                                                                41.00      39,049.12
                                                                                                38.97      45,837.99
                                                                                                42.36      43,263.25
                                                                                                55.10      37,945.02
                                                                                                60.00      32,738.27
                                                                                                60.47      32,220.86
Harris Oakmark International Investment Division (Class B)..............................        16.81      57,562.52
                                                                                                19.22     172,214.55

                                            1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                    NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- --------------
                                                                             2011          19.22          16.19      229,654.05
                                                                             2012          16.19          20.55      216,386.34
                                                                             2013          20.55          26.34      230,324.81
                                                                             2014          26.34          24.37      256,677.92
                                                                             2015          24.37          22.85      261,151.71
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04   13,863,943.72
                                                                             2013           1.04           1.04   16,672,070.11
                                                                             2014           1.04           1.08   18,150,108.46
                                                                             2015           1.08           1.02   18,212,107.74
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.82          19.24       45,397.77
                                                                             2010          19.24          23.82       80,734.65
                                                                             2011          23.82          21.83      110,979.58
                                                                             2012          21.83          24.11            0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          23.99          24.60      106,052.76
                                                                             2013          24.60          31.48       93,816.73
                                                                             2014          31.48          33.90       85,290.97
                                                                             2015          33.90          30.30       80,338.88
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.10          12.36        3,509.75
                                                                             2010          12.36          15.32        4,875.15
                                                                             2011          15.32          14.89       17,731.48
                                                                             2012          14.89          17.29       14,152.61
                                                                             2013          17.29          23.80       19,878.79
                                                                             2014          23.80          25.23       25,920.97
                                                                             2015          25.23          24.35       28,349.45
Jennison Growth Investment Division (Class B)............................... 2009           3.07           4.49       34,420.30
                                                                             2010           4.49           4.91       65,792.36
                                                                             2011           4.91           4.83      125,414.00
                                                                             2012           4.83           5.49      248,100.05
                                                                             2013           5.49           7.37      194,981.22
                                                                             2014           7.37           7.87      214,347.45
                                                                             2015           7.87           8.55      270,170.65
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.81           7.52       44,950.02
                                                                             2010           7.52           8.08       86,256.13
                                                                             2011           8.08           7.83      100,451.39
                                                                             2012           7.83           8.79            0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          11.00          10.44      412,208.23
                                                                             2014          10.44          10.78      628,659.01
                                                                             2015          10.78          10.63      870,298.45
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.85           9.83      136,774.86
                                                                             2010           9.83          10.24      460,594.81
                                                                             2011          10.24          10.64      546,724.94
                                                                             2012          10.64          10.96      548,324.39
                                                                             2013          10.96          10.93            0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04    7,474,890.09
                                                                             2013           1.04           1.14   17,259,490.57
                                                                             2014           1.14           1.19   19,786,548.87
                                                                             2015           1.19           1.18   22,094,039.05
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.67          12.26       20,645.97
                                                                             2010          12.26          14.36       29,949.95
                                                                             2011          14.36          12.65       29,029.86
                                                                             2012          12.65          14.33       31,015.88
                                                                             2013          14.33          18.70       28,941.50
                                                                             2014          18.70          19.17       34,319.67
                                                                             2015          19.17          17.43       30,566.20
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.16          10.68        8,337.18
                                                                             2010          10.68          12.80       54,342.32
                                                                             2011          12.80          12.38       81,247.20
                                                                             2012          12.38          14.22       86,766.61
                                                                             2013          14.22          16.36      404,939.05
                                                                             2014          16.36          16.62      334,918.16
                                                                             2015          16.62          16.53      305,557.18
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.46           9.99       68,713.21
                                                                             2010           9.99          10.98      218,470.80
                                                                             2011          10.98          11.01      298,145.13
                                                                             2012          11.01          12.17      417,402.84
                                                                             2013          12.17          12.68            0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          17.62          26.75        8,804.76
                                                                             2010          26.75          33.43       17,512.86
                                                                             2011          33.43          32.94       29,628.70
                                                                             2012          32.94          36.97       23,225.43
                                                                             2013          36.97          51.08       28,647.36

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          51.08          51.93      23,903.93
                                                                                2015          51.93          50.11      22,462.94
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          15.15          19.71      21,896.02
                                                                                2010          19.71          21.87      65,305.76
                                                                                2011          21.87          22.44      83,185.53
                                                                                2012          22.44          24.89     101,787.34
                                                                                2013          24.89          26.40      90,799.91
                                                                                2014          26.40          27.18     132,256.47
                                                                                2015          27.18          26.11     125,502.25
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          15.11          24.79      13,103.69
                                                                                2010          24.79          27.94      23,991.84
                                                                                2011          27.94          29.23      29,960.94
                                                                                2012          29.23          32.03      25,903.71
                                                                                2013          32.03          42.94      33,794.47
                                                                                2014          42.94          42.88      35,828.01
                                                                                2015          42.88          38.05      26,190.12
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.31          14.19       1,767.58
                                                                                2010          14.19          17.09       9,323.31
                                                                                2011          17.09          14.06      10,349.27
                                                                                2012          14.06          16.28      10,808.50
                                                                                2013          16.28          20.40       8,826.13
                                                                                2014          20.40          18.69      13,134.23
                                                                                2015          18.69          19.42      15,056.49
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.19       3,071.46
                                                                                2011          10.19          10.21      18,545.45
                                                                                2012          10.21          10.76      18,366.59
                                                                                2013          10.76          10.98      41,140.87
                                                                                2014          10.98          10.86      71,501.24
                                                                                2015          10.86          10.58     129,804.51
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.74      13,601.15
                                                                                2012           9.74           9.98      31,817.82
                                                                                2013           9.98           9.92     209,598.12
                                                                                2014           9.92           9.84     198,155.13
                                                                                2015           9.84           9.61     192,256.04
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.86       7,360.71
                                                                                2010          10.86          12.11      17,840.68
                                                                                2011          12.11          11.86      12,368.58
                                                                                2012          11.86          13.31      11,580.32
                                                                                2013          13.31          13.21      11,223.83
                                                                                2014          13.21          13.12       8,414.05
                                                                                2015          13.12          12.35       7,674.68
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.87          10.14       9,696.02
                                                                                2012          10.14          11.62       5,283.96
                                                                                2013          11.62          14.78      17,902.13
                                                                                2014          14.78          15.26      23,625.61
                                                                                2015          15.26          14.68      25,586.08
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.26           9.67       1,590.78
                                                                                2010           9.67          10.99       2,063.62
                                                                                2011          10.99          11.90           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.05          11.12     214,672.13
                                                                                2010          11.12          12.02     543,366.78
                                                                                2011          12.02          12.19     695,800.06
                                                                                2012          12.19          13.08     768,110.83
                                                                                2013          13.08          13.39     646,462.70
                                                                                2014          13.39          13.74     629,858.10
                                                                                2015          13.74          13.42     639,456.50
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.28          10.85     301,058.36
                                                                                2010          10.85          11.88   1,021,175.56
                                                                                2011          11.88          11.79   1,329,907.30
                                                                                2012          11.79          12.91   1,429,714.84
                                                                                2013          12.91          14.07   1,463,322.48
                                                                                2014          14.07          14.50   1,418,938.98
                                                                                2015          14.50          14.09   1,258,479.70
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.53          10.51   1,696,419.11
                                                                                2010          10.51          11.68   3,672,204.91
                                                                                2011          11.68          11.31   4,555,136.95
                                                                                2012          11.31          12.58   4,459,866.96
                                                                                2013          12.58          14.58   4,431,946.82
                                                                                2014          14.58          15.04   4,238,428.99
                                                                                2015          15.04          14.59   4,002,906.30
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.39          12.95      75,693.94

                               1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          12.95
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.86
                                                                                 2010          10.11
                                                                                 2011          11.39
                                                                                 2012          10.77
                                                                                 2013          12.20
                                                                                 2014          14.90
                                                                                 2015          15.40
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.15
                                                                                 2010           8.85
                                                                                 2011           9.57
                                                                                 2012           9.23
                                                                                 2013          10.53
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.35
                                                                                 2013          10.39
                                                                                 2014          11.67
                                                                                 2015          12.57
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.35
                                                                                 2010          13.48
                                                                                 2011          16.68
                                                                                 2012          16.03
                                                                                 2013          18.47
                                                                                 2014          24.09
                                                                                 2015          25.85
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.20
MetLife Stock Index Investment Division (Class B)............................... 2009          21.05
                                                                                 2010          31.57
                                                                                 2011          35.50
                                                                                 2012          35.44
                                                                                 2013          40.17
                                                                                 2014          51.97
                                                                                 2015          57.73
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.39
                                                                                 2010          10.16
                                                                                 2011          12.34
                                                                                 2012           9.85
                                                                                 2013          11.50
                                                                                 2014          10.73
                                                                                 2015           9.85
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.82
                                                                                 2010          12.74
                                                                                 2011          13.94
                                                                                 2012          12.23
                                                                                 2013          14.01
                                                                                 2014          16.41
                                                                                 2015          15.00
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          28.73
                                                                                 2010          37.48
                                                                                 2011          40.42
                                                                                 2012          40.55
                                                                                 2013          44.33
                                                                                 2014          51.68
                                                                                 2015          55.01
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.16
                                                                                 2010          10.38
                                                                                 2011          11.33
                                                                                 2012          11.20
                                                                                 2013          12.80
                                                                                 2014          17.02
                                                                                 2015          18.48
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.57
                                                                                 2010           8.07
                                                                                 2011           8.80
                                                                                 2012           8.59
                                                                                 2013           9.62
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.21
                                                                                 2011          14.14
                                                                                 2012          12.93
                                                                                 2013          13.87



                                                                                                   NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- --------------
                                                                                        12.88            0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.11      414,396.45
                                                                                        11.39      367,945.60
                                                                                        10.77      506,698.68
                                                                                        12.20      409,233.32
                                                                                        14.90      371,040.39
                                                                                        15.40      494,898.08
                                                                                        14.87      414,213.04
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.85       66,289.98
                                                                                         9.57       66,717.12
                                                                                         9.23       53,171.18
                                                                                        10.53       45,880.64
                                                                                        11.32            0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.35    2,322,955.42
                                                                                        10.39    4,933,142.87
                                                                                        11.67    7,550,408.10
                                                                                        12.57    7,913,392.61
                                                                                        11.84    7,827,332.64
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.48       75,087.45
                                                                                        16.68      142,697.24
                                                                                        16.03      181,367.00
                                                                                        18.47      192,938.27
                                                                                        24.09      182,844.23
                                                                                        25.85      189,040.01
                                                                                        24.72      183,381.44
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12    8,505,124.93
                                                                                         1.20   14,674,629.86
                                                                                         1.17   20,481,328.25
MetLife Stock Index Investment Division (Class B)...............................        31.57      177,248.39
                                                                                        35.50      396,105.64
                                                                                        35.44      504,160.78
                                                                                        40.17      487,612.41
                                                                                        51.97      426,455.28
                                                                                        57.73      417,814.34
                                                                                        57.21      429,807.06
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.16       61,615.65
                                                                                        12.34       79,762.78
                                                                                         9.85      103,027.99
                                                                                        11.50      102,063.42
                                                                                        10.73      111,023.47
                                                                                         9.85      117,209.33
                                                                                         8.34      111,095.00
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.74       54,380.11
                                                                                        13.94       59,244.12
                                                                                        12.23       63,205.32
                                                                                        14.01       62,488.45
                                                                                        16.41       59,322.04
                                                                                        15.00       51,052.98
                                                                                        14.47       52,421.43
MFS(Reg. TM) Total Return Investment Division (Class B).........................        37.48        5,237.64
                                                                                        40.42       14,775.03
                                                                                        40.55       14,138.39
                                                                                        44.33       14,395.49
                                                                                        51.68       12,913.80
                                                                                        55.01       14,467.25
                                                                                        53.81       17,030.48
MFS(Reg. TM) Value Investment Division (Class B)................................        10.38       37,445.36
                                                                                        11.33       83,264.89
                                                                                        11.20      107,844.51
                                                                                        12.80      193,542.65
                                                                                        17.02      515,419.69
                                                                                        18.48      748,735.29
                                                                                        18.08      816,744.64
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.07       24,338.82
                                                                                         8.80       41,261.90
                                                                                         8.59       61,237.89
                                                                                         9.62       80,092.99
                                                                                        10.52            0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.14       50,875.18
                                                                                        12.93       59,018.84
                                                                                        13.87       57,614.32
                                                                                        18.95       56,105.19

                               1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          18.95
                                                                                  2015          18.80
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.98
                                                                                  2010          11.18
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.22
                                                                                  2010          11.51
                                                                                  2011          12.20
                                                                                  2012          10.46
                                                                                  2013          12.13
                                                                                  2014          14.48
                                                                                  2015          13.33
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.33
                                                                                  2011          15.66
                                                                                  2012          16.23
                                                                                  2013          17.49
                                                                                  2014          23.74
                                                                                  2015          23.25
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.90
                                                                                  2010          12.45
                                                                                  2011          15.02
                                                                                  2012          13.97
                                                                                  2013          14.45
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.53
                                                                                  2010          15.52
                                                                                  2011          17.67
                                                                                  2012          15.90
                                                                                  2013          18.92
                                                                                  2014          23.62
                                                                                  2015          23.70
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.57
                                                                                  2010           8.53
                                                                                  2011           9.02
                                                                                  2012           8.25
                                                                                  2013           9.90
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.24
                                                                                  2010          12.62
                                                                                  2011          13.35
                                                                                  2012          14.58
                                                                                  2013          15.63
                                                                                  2014          13.92
                                                                                  2015          14.07
PIMCO Total Return Investment Division (Class B)................................. 2009          12.67
                                                                                  2010          14.82
                                                                                  2011          15.74
                                                                                  2012          15.95
                                                                                  2013          17.12
                                                                                  2014          16.49
                                                                                  2015          16.88
Pioneer Strategic Income Investment Division (Class E)........................... 2009          16.60
                                                                                  2010          21.25
                                                                                  2011          23.38
                                                                                  2012          23.76
                                                                                  2013          26.01
                                                                                  2014          25.90
                                                                                  2015          26.57
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.72
                                                                                  2013          10.86
                                                                                  2014          10.18
                                                                                  2015          10.76
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.72
                                                                                  2015          11.44
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.85
                                                                                  2010          13.81
                                                                                  2011          17.17
                                                                                  2012          16.14
                                                                                  2013          18.40
                                                                                  2014          24.97
                                                                                  2015          25.70



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         18.80      49,213.99
                                                                                         17.53      40,615.76
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.18      26,975.09
                                                                                         12.09           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.51     130,293.28
                                                                                         12.20     300,845.17
                                                                                         10.46     410,454.12
                                                                                         12.13     443,201.21
                                                                                         14.48     406,918.61
                                                                                         13.33     425,760.16
                                                                                         12.92     420,594.68
Neuberger Berman Genesis Investment Division (Class B)...........................        15.66       4,761.69
                                                                                         16.23      13,566.94
                                                                                         17.49       9,880.21
                                                                                         23.74      26,598.91
                                                                                         23.25      23,229.71
                                                                                         22.92      18,727.38
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.45       6,135.71
                                                                                         15.02      15,105.40
                                                                                         13.97      21,672.33
                                                                                         14.45      25,284.12
                                                                                         15.65           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.52      25,563.82
                                                                                         17.67      72,318.21
                                                                                         15.90     101,744.56
                                                                                         18.92      97,326.26
                                                                                         23.62     114,225.13
                                                                                         23.70     110,668.08
                                                                                         24.19     120,570.18
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.53      13,735.80
                                                                                          9.02      30,622.01
                                                                                          8.25      39,611.30
                                                                                          9.90      40,542.52
                                                                                         10.51           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03     321,402.13
                                                                                          0.95   1,782,938.88
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.62     188,870.11
                                                                                         13.35     455,309.23
                                                                                         14.58     668,835.40
                                                                                         15.63     829,889.38
                                                                                         13.92     785,830.87
                                                                                         14.07     709,707.99
                                                                                         13.39     604,173.73
PIMCO Total Return Investment Division (Class B).................................        14.82     226,643.63
                                                                                         15.74     782,500.78
                                                                                         15.95     911,418.36
                                                                                         17.12   1,044,625.06
                                                                                         16.49   1,210,821.27
                                                                                         16.88   1,314,452.57
                                                                                         16.58   1,076,617.63
Pioneer Strategic Income Investment Division (Class E)...........................        21.25      21,630.14
                                                                                         23.38      93,546.85
                                                                                         23.76     101,585.06
                                                                                         26.01     140,372.70
                                                                                         25.90     131,971.73
                                                                                         26.57     162,008.59
                                                                                         25.72     162,704.47
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.72   1,142,464.42
                                                                                         10.86   2,876,841.93
                                                                                         10.18   2,857,563.23
                                                                                         10.76   2,551,057.51
                                                                                         10.61   2,468,228.62
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.72     167,990.82
                                                                                         11.44     428,281.24
                                                                                         11.09     843,106.28
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        13.81      29,697.02
                                                                                         17.17      55,116.00
                                                                                         16.14      70,522.39
                                                                                         18.40      70,757.14
                                                                                         24.97      75,456.91
                                                                                         25.70      81,691.68
                                                                                         24.11      83,567.07

                                            1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                    NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- --------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06    6,177,807.60
                                                                             2013           1.06           1.15   11,259,529.88
                                                                             2014           1.15           1.21   11,207,455.02
                                                                             2015           1.21           1.18   13,452,745.49
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.37          10.37      449,314.50
                                                                             2010          10.37          11.43      761,910.10
                                                                             2011          11.43          11.35    1,051,357.78
                                                                             2012          11.35          12.58    1,076,041.99
                                                                             2013          12.58          13.95    1,052,365.84
                                                                             2014          13.95          14.50      985,838.36
                                                                             2015          14.50          13.96      894,942.17
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.51           9.83       63,996.47
                                                                             2010           9.83          11.02      118,160.88
                                                                             2011          11.02          10.59      257,556.54
                                                                             2012          10.59          11.97      264,553.79
                                                                             2013          11.97          13.88      303,176.25
                                                                             2014          13.88          14.37      246,734.75
                                                                             2015          14.37          13.78      206,868.13
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          16.43          20.69       96,856.48
                                                                             2014          20.69          22.12      112,419.19
                                                                             2015          22.12          24.01      186,402.25
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.06           5.30       74,687.49
                                                                             2010           5.30           6.65      115,280.14
                                                                             2011           6.65           5.88      184,152.41
                                                                             2012           5.88           6.48      176,884.74
                                                                             2013           6.48           6.77            0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           5.00           8.03       93,460.22
                                                                             2010           8.03          10.07      209,090.29
                                                                             2011          10.07           9.73      339,619.94
                                                                             2012           9.73          10.86      374,139.96
                                                                             2013          10.86          14.57      390,791.19
                                                                             2014          14.57          16.14      432,249.52
                                                                             2015          16.14          16.91      486,038.69
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.26          12.97        6,862.43
                                                                             2010          12.97          17.15       51,680.43
                                                                             2011          17.15          17.09       89,152.64
                                                                             2012          17.09          19.45      103,841.21
                                                                             2013          19.45          27.55      115,362.71
                                                                             2014          27.55          28.85      155,280.29
                                                                             2015          28.85          29.04      188,694.45
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.03          14.71       45,904.22
                                                                             2010          14.71          18.65       92,958.93
                                                                             2011          18.65          15.26      113,362.29
                                                                             2012          15.26          15.37      111,044.38
                                                                             2013          15.37          16.72       99,149.39
                                                                             2014          16.72          13.33      101,053.33
                                                                             2015          13.33           8.80      116,285.04
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.31          15.72       23,618.63
                                                                             2010          15.72          16.28      140,398.95
                                                                             2011          16.28          16.84      129,179.68
                                                                             2012          16.84          17.04      140,317.26
                                                                             2013          17.04          16.58      153,007.85
                                                                             2014          16.58          16.70      143,200.29
                                                                             2015          16.70          16.45      120,896.39
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          17.40          28.18       35,377.15
                                                                             2010          28.18          30.92       86,845.24
                                                                             2011          30.92          29.08      125,388.40
                                                                             2012          29.08          32.16      123,504.30
                                                                             2013          32.16          42.12      110,282.96
                                                                             2014          42.12          45.65       98,852.15
                                                                             2015          45.65          45.80       90,967.30
WMC Large Cap Research Investment Division (Class B)........................ 2009          37.25          51.47            0.00
                                                                             2010          51.47          56.84            0.00
                                                                             2011          56.84          55.98            0.00
                                                                             2012          55.98          62.35            0.00
                                                                             2013          62.35          82.23            0.00
                                                                             2014          82.23          91.67            0.00
                                                                             2015          91.67          94.08            0.00

                                                                                         AT 2.05 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.64          23.87      50,575.60
                                                                                2010          23.87          28.63      92,282.99
                                                                                2011          28.63          22.68     125,594.59
                                                                                2012          22.68          26.26     118,074.64
                                                                                2013          26.26          33.00     107,201.32
                                                                                2014          33.00          33.01      97,096.64
                                                                                2015          33.01          32.43      91,786.64
American Funds Growth-Income Investment Division (Class 2)..................... 2009          53.68          80.44      11,242.33
                                                                                2010          80.44          87.82      31,280.57
                                                                                2011          87.82          84.46      50,113.78
                                                                                2012          84.46          97.21      42,161.36
                                                                                2013          97.21         127.14      42,688.43
                                                                                2014         127.14         137.81      51,423.38
                                                                                2015         137.81         136.98      59,604.09





                                     1.85 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.70
                                                                                 2013          10.48
                                                                                 2014          11.44
                                                                                 2015          12.05
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.31
                                                                                 2010           8.87
                                                                                 2011           9.77
                                                                                 2012           9.38
                                                                                 2013          10.46
                                                                                 2014          12.17
                                                                                 2015          12.67
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.57
                                                                                 2010           8.34
                                                                                 2011           9.29
                                                                                 2012           8.69
                                                                                 2013           9.91
                                                                                 2014          12.17
                                                                                 2015          12.71
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.82
                                                                                 2011           9.09
                                                                                 2012           8.51
                                                                                 2013           9.81
                                                                                 2014          12.50
                                                                                 2015          13.28
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.10
                                                                                 2010           9.28
                                                                                 2011          10.01
                                                                                 2012           9.84
                                                                                 2013          10.71
                                                                                 2014          11.94
                                                                                 2015          12.43
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.57
                                                                                 2013          11.47
                                                                                 2014          10.88
                                                                                 2015          11.10
Baillie Gifford International Stock Investment Division (Class B)............... 2009           8.04
                                                                                 2010          11.83
                                                                                 2011          12.41
                                                                                 2012           9.73
                                                                                 2013          11.40
                                                                                 2014          12.88
                                                                                 2015          12.22
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.62
                                                                                 2010          14.16



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.70       8,434.07
                                                                                        10.48      36,328.12
                                                                                        11.44      37,078.47
                                                                                        12.05      33,782.69
                                                                                        11.90      26,222.81
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00      10,245.70
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.87      41,711.76
                                                                                         9.77      92,828.41
                                                                                         9.38     107,643.05
                                                                                        10.46      93,625.56
                                                                                        12.17     102,691.85
                                                                                        12.67     101,407.49
                                                                                        12.35      77,647.95
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.34     276,752.11
                                                                                         9.29     280,633.32
                                                                                         8.69     227,683.77
                                                                                         9.91     128,836.99
                                                                                        12.17     125,164.05
                                                                                        12.71     120,012.58
                                                                                        12.38      85,871.48
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.82           0.00
                                                                                         9.09         741.32
                                                                                         8.51       1,678.83
                                                                                         9.81       1,306.89
                                                                                        12.50       1,135.70
                                                                                        13.28       1,029.50
                                                                                        13.88         993.19
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.28      72,355.31
                                                                                        10.01     112,893.27
                                                                                         9.84     147,367.31
                                                                                        10.71     213,362.17
                                                                                        11.94     249,483.31
                                                                                        12.43     198,580.31
                                                                                        12.12     166,978.35
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.57      10,654.14
                                                                                        11.47      39,211.34
                                                                                        10.88      40,591.22
                                                                                        11.10      40,042.72
                                                                                         9.86      37,273.07
Baillie Gifford International Stock Investment Division (Class B)...............        11.83      66,649.39
                                                                                        12.41      60,839.58
                                                                                         9.73      59,636.67
                                                                                        11.40      57,539.03
                                                                                        12.88      53,025.11
                                                                                        12.22      50,568.75
                                                                                        11.74      47,958.17
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.16     270,397.68
                                                                                        14.69     274,320.10

                                   1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          14.69
                                                                                         2012          15.48
                                                                                         2013          15.74
                                                                                         2014          15.06
                                                                                         2015          15.60
BlackRock Bond Income Investment Division (Class B)..................................... 2009          40.59
                                                                                         2010          44.06
                                                                                         2011          46.74
                                                                                         2012          48.78
                                                                                         2013          51.37
                                                                                         2014          49.92
                                                                                         2015          52.34
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          16.85
                                                                                         2010          25.12
                                                                                         2011          29.46
                                                                                         2012          26.27
                                                                                         2013          29.41
                                                                                         2014          38.67
                                                                                         2015          41.24
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.53
                                                                                         2013          10.21
                                                                                         2014          11.06
                                                                                         2015          11.50
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.35
                                                                                         2010           9.92
                                                                                         2011          10.61
                                                                                         2012          10.63
                                                                                         2013          11.89
                                                                                         2014          15.38
                                                                                         2015          16.57
BlackRock Money Market Investment Division (Class B).................................... 2009          21.28
                                                                                         2010          20.97
                                                                                         2011          20.58
                                                                                         2012          20.21
                                                                                         2013          19.83
                                                                                         2014          19.47
                                                                                         2015          19.11
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.55
                                                                                         2010          12.14
                                                                                         2011          13.83
                                                                                         2012          12.82
                                                                                         2013          15.86
                                                                                         2014          16.12
                                                                                         2015          17.92
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.12
                                                                                         2010           5.94
                                                                                         2011           7.22
                                                                                         2012           7.32
                                                                                         2013           8.52
                                                                                         2014          12.18
                                                                                         2015          14.21
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          83.06
                                                                                         2010         127.18
                                                                                         2011         136.59
                                                                                         2012         123.97
                                                                                         2013         149.09
                                                                                         2014         188.48
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.22
                                                                                         2010           5.39
                                                                                         2011           5.68
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          22.07
                                                                                         2010          35.91
                                                                                         2011          40.54
                                                                                         2012          38.51
                                                                                         2013          41.84
                                                                                         2014          54.40
                                                                                         2015          59.21
Harris Oakmark International Investment Division (Class B).............................. 2009           8.72
                                                                                         2010          16.74



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.48     292,326.64
                                                                                                15.74     293,949.03
                                                                                                15.06     279,099.12
                                                                                                15.60     243,446.04
                                                                                                15.32     234,736.89
BlackRock Bond Income Investment Division (Class B).....................................        44.06      32,834.42
                                                                                                46.74      30,160.60
                                                                                                48.78      26,212.18
                                                                                                51.37      26,074.81
                                                                                                49.92      32,685.99
                                                                                                52.34      30,114.27
                                                                                                51.56      27,152.56
BlackRock Capital Appreciation Investment Division (Class B)............................        25.12      58,160.77
                                                                                                29.46      54,177.76
                                                                                                26.27      56,007.83
                                                                                                29.41      52,734.20
                                                                                                38.67      51,250.94
                                                                                                41.24      51,704.17
                                                                                                42.91      49,331.56
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.53       8,451.37
                                                                                                10.21      28,540.25
                                                                                                11.06      31,361.72
                                                                                                11.50      27,373.49
                                                                                                11.28      26,634.34
BlackRock Large Cap Value Investment Division (Class B).................................         9.92     109,730.76
                                                                                                10.61      91,050.02
                                                                                                10.63      96,897.27
                                                                                                11.89      82,900.31
                                                                                                15.38      79,654.05
                                                                                                16.57      77,384.59
                                                                                                15.26      71,341.07
BlackRock Money Market Investment Division (Class B)....................................        20.97      16,458.29
                                                                                                20.58      16,147.09
                                                                                                20.21      15,023.94
                                                                                                19.83      19,766.44
                                                                                                19.47      19,316.56
                                                                                                19.11      17,272.15
                                                                                                18.76      17,876.25
Clarion Global Real Estate Investment Division (Class B)................................        12.14     165,693.92
                                                                                                13.83     161,281.40
                                                                                                12.82     149,165.50
                                                                                                15.86     146,882.24
                                                                                                16.12     134,540.85
                                                                                                17.92     122,584.89
                                                                                                17.35     110,758.33
ClearBridge Aggressive Growth Investment Division (Class B).............................         5.94      19,270.69
                                                                                                 7.22      17,724.75
                                                                                                 7.32      59,353.57
                                                                                                 8.52      55,868.42
                                                                                                12.18      73,458.68
                                                                                                14.21     161,178.39
                                                                                                13.39     152,577.87
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       127.18      14,767.01
                                                                                               136.59      11,694.97
                                                                                               123.97      11,927.68
                                                                                               149.09      12,613.41
                                                                                               188.48      11,531.14
                                                                                               195.99           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.39      19,028.01
                                                                                                 5.68      20,168.70
                                                                                                 6.04           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        35.91      13,307.36
                                                                                                40.54      11,876.42
                                                                                                38.51      13,552.42
                                                                                                41.84      13,915.50
                                                                                                54.40      12,698.09
                                                                                                59.21      12,023.96
                                                                                                59.64      12,015.34
Harris Oakmark International Investment Division (Class B)..............................        16.74     116,903.41
                                                                                                19.13     105,318.31

                                           1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          19.13          16.10     102,662.39
                                                                             2012          16.10          20.43      94,226.71
                                                                             2013          20.43          26.17      90,434.52
                                                                             2014          26.17          24.21      89,997.29
                                                                             2015          24.21          22.69      82,919.83
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04      65,357.54
                                                                             2013           1.04           1.04     154,387.27
                                                                             2014           1.04           1.08     190,261.19
                                                                             2015           1.08           1.01     130,117.94
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.77          19.13     127,623.80
                                                                             2010          19.13          23.67     121,194.18
                                                                             2011          23.67          21.69     114,900.12
                                                                             2012          21.69          23.95           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          23.83          24.42      99,368.27
                                                                             2013          24.42          31.24      88,584.76
                                                                             2014          31.24          33.63      86,358.64
                                                                             2015          33.63          30.05      75,905.23
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.07          12.31      12,098.13
                                                                             2010          12.31          15.25       9,542.78
                                                                             2011          15.25          14.81       5,897.91
                                                                             2012          14.81          17.19      10,910.86
                                                                             2013          17.19          23.66      14,017.03
                                                                             2014          23.66          25.06      12,717.74
                                                                             2015          25.06          24.18      12,652.33
Jennison Growth Investment Division (Class B)............................... 2009           3.05           4.47     136,366.99
                                                                             2010           4.47           4.88     131,867.06
                                                                             2011           4.88           4.81     145,128.63
                                                                             2012           4.81           5.45     223,064.91
                                                                             2013           5.45           7.32     194,249.24
                                                                             2014           7.32           7.81     183,490.96
                                                                             2015           7.81           8.48     162,703.56
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.79           7.49      74,156.09
                                                                             2010           7.49           8.04      66,802.35
                                                                             2011           8.04           7.78      61,198.61
                                                                             2012           7.78           8.74           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          10.98          10.41       1,613.15
                                                                             2014          10.41          10.74       4,469.48
                                                                             2015          10.74          10.59       1,516.56
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.84           9.82           0.00
                                                                             2010           9.82          10.23         996.42
                                                                             2011          10.23          10.62       1,048.32
                                                                             2012          10.62          10.94       1,049.92
                                                                             2013          10.94          10.91           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     273,154.35
                                                                             2013           1.04           1.14     279,535.64
                                                                             2014           1.14           1.19     359,246.17
                                                                             2015           1.19           1.18     354,708.13
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.66          12.23           0.00
                                                                             2010          12.23          14.32         937.16
                                                                             2011          14.32          12.60         977.72
                                                                             2012          12.60          14.27         971.67
                                                                             2013          14.27          18.62         905.11
                                                                             2014          18.62          19.08         997.17
                                                                             2015          19.08          17.34         956.87
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.15          10.66           0.00
                                                                             2010          10.66          12.77       1,453.90
                                                                             2011          12.77          12.35       1,344.27
                                                                             2012          12.35          14.17       1,049.77
                                                                             2013          14.17          16.30      26,218.96
                                                                             2014          16.30          16.55      24,495.57
                                                                             2015          16.55          16.45      25,802.29
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.46           9.99      25,571.42
                                                                             2010           9.99          10.96      33,936.61
                                                                             2011          10.96          10.99      51,071.83
                                                                             2012          10.99          12.14      28,965.53
                                                                             2013          12.14          12.65           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          17.49          26.54      27,410.24
                                                                             2010          26.54          33.15      22,587.22
                                                                             2011          33.15          32.65      19,405.16
                                                                             2012          32.65          36.62      15,491.86
                                                                             2013          36.62          50.58      19,129.27

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          50.58          51.39      18,790.82
                                                                                2015          51.39          49.57      15,286.77
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          15.05          19.58      76,881.91
                                                                                2010          19.58          21.71      61,005.86
                                                                                2011          21.71          22.26      58,326.73
                                                                                2012          22.26          24.68      50,135.02
                                                                                2013          24.68          26.16      44,303.48
                                                                                2014          26.16          26.92      51,555.69
                                                                                2015          26.92          25.86      60,061.68
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          14.99          24.58      33,716.72
                                                                                2010          24.58          27.70      28,757.43
                                                                                2011          27.70          28.96      28,001.57
                                                                                2012          28.96          31.71      27,528.89
                                                                                2013          31.71          42.50      26,511.71
                                                                                2014          42.50          42.42      23,985.78
                                                                                2015          42.42          37.62      22,010.73
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.31          14.18           0.00
                                                                                2010          14.18          17.07         815.38
                                                                                2011          17.07          14.03         856.44
                                                                                2012          14.03          16.24         863.70
                                                                                2013          16.24          20.35         964.82
                                                                                2014          20.35          18.64         935.41
                                                                                2015          18.64          19.35         867.65
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.19           0.00
                                                                                2011          10.19          10.20           0.00
                                                                                2012          10.20          10.75           0.00
                                                                                2013          10.75          10.96         237.38
                                                                                2014          10.96          10.83         177.10
                                                                                2015          10.83          10.55         152.05
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.73           0.00
                                                                                2012           9.73           9.97         205.51
                                                                                2013           9.97           9.90         992.86
                                                                                2014           9.90           9.83       3,311.41
                                                                                2015           9.83           9.59         323.58
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.86           0.00
                                                                                2010          10.86          12.10           0.00
                                                                                2011          12.10          11.84           0.00
                                                                                2012          11.84          13.29           0.00
                                                                                2013          13.29          13.18           0.00
                                                                                2014          13.18          13.08           0.00
                                                                                2015          13.08          12.31           0.00
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.83          10.10      39,482.38
                                                                                2012          10.10          11.58      72,090.65
                                                                                2013          11.58          14.72      44,494.09
                                                                                2014          14.72          15.18      28,881.04
                                                                                2015          15.18          14.61      37,254.83
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.24           9.65      39,251.30
                                                                                2010           9.65          10.96      36,046.40
                                                                                2011          10.96          11.87           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.03          11.10     295,834.39
                                                                                2010          11.10          11.99     364,185.87
                                                                                2011          11.99          12.15     247,274.72
                                                                                2012          12.15          13.03     242,659.02
                                                                                2013          13.03          13.33     203,826.24
                                                                                2014          13.33          13.68     147,937.44
                                                                                2015          13.68          13.35     142,469.20
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.27          10.82     689,464.20
                                                                                2010          10.82          11.85     679,504.66
                                                                                2011          11.85          11.76     689,434.95
                                                                                2012          11.76          12.86     593,410.80
                                                                                2013          12.86          14.01     556,247.17
                                                                                2014          14.01          14.43     572,208.09
                                                                                2015          14.43          14.01     537,052.47
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.52          10.48     898,480.54
                                                                                2010          10.48          11.64     871,178.91
                                                                                2011          11.64          11.28     790,039.66
                                                                                2012          11.28          12.53     727,626.16
                                                                                2013          12.53          14.52     711,546.34
                                                                                2014          14.52          14.97     669,450.61
                                                                                2015          14.97          14.51     586,585.54
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.36          12.92      17,107.02

                               1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          12.92
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.85
                                                                                 2010          10.09
                                                                                 2011          11.36
                                                                                 2012          10.73
                                                                                 2013          12.16
                                                                                 2014          14.83
                                                                                 2015          15.32
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.14
                                                                                 2010           8.84
                                                                                 2011           9.55
                                                                                 2012           9.21
                                                                                 2013          10.50
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.35
                                                                                 2013          10.38
                                                                                 2014          11.66
                                                                                 2015          12.55
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.31
                                                                                 2010          13.42
                                                                                 2011          16.59
                                                                                 2012          15.93
                                                                                 2013          18.35
                                                                                 2014          23.93
                                                                                 2015          25.66
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.20
MetLife Stock Index Investment Division (Class B)............................... 2009          20.85
                                                                                 2010          31.26
                                                                                 2011          35.14
                                                                                 2012          35.06
                                                                                 2013          39.72
                                                                                 2014          51.35
                                                                                 2015          57.02
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.38
                                                                                 2010          10.14
                                                                                 2011          12.31
                                                                                 2012           9.82
                                                                                 2013          11.46
                                                                                 2014          10.69
                                                                                 2015           9.81
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.79
                                                                                 2010          12.68
                                                                                 2011          13.87
                                                                                 2012          12.16
                                                                                 2013          13.93
                                                                                 2014          16.31
                                                                                 2015          14.90
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          28.42
                                                                                 2010          37.05
                                                                                 2011          39.94
                                                                                 2012          40.06
                                                                                 2013          43.76
                                                                                 2014          51.00
                                                                                 2015          54.25
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.12
                                                                                 2010          10.32
                                                                                 2011          11.26
                                                                                 2012          11.13
                                                                                 2013          12.71
                                                                                 2014          16.89
                                                                                 2015          18.33
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.56
                                                                                 2010           8.06
                                                                                 2011           8.79
                                                                                 2012           8.58
                                                                                 2013           9.59
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.13
                                                                                 2011          14.04
                                                                                 2012          12.83
                                                                                 2013          13.77



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        12.85           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.09     828,754.44
                                                                                        11.36     747,994.99
                                                                                        10.73     607,712.81
                                                                                        12.16     556,135.75
                                                                                        14.83     569,978.87
                                                                                        15.32     540,955.10
                                                                                        14.79     510,781.58
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.84      29,159.66
                                                                                         9.55      30,054.79
                                                                                         9.21      39,217.91
                                                                                        10.50      24,558.71
                                                                                        11.29           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.35      16,926.86
                                                                                        10.38      37,065.88
                                                                                        11.66      48,363.40
                                                                                        12.55      80,075.64
                                                                                        11.81      66,080.20
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.42      95,821.66
                                                                                        16.59      84,207.54
                                                                                        15.93      92,308.98
                                                                                        18.35      90,581.77
                                                                                        23.93      87,357.38
                                                                                        25.66      80,729.51
                                                                                        24.53      72,529.65
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12      18,031.07
                                                                                         1.20     105,147.77
                                                                                         1.16     117,552.11
MetLife Stock Index Investment Division (Class B)...............................        31.26     156,864.49
                                                                                        35.14     147,419.32
                                                                                        35.06     171,126.61
                                                                                        39.72     159,216.78
                                                                                        51.35     139,541.77
                                                                                        57.02     114,775.88
                                                                                        56.48     106,380.25
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.14           0.00
                                                                                        12.31       5,339.26
                                                                                         9.82       2,908.46
                                                                                        11.46       2,799.03
                                                                                        10.69       2,974.15
                                                                                         9.81       4,051.67
                                                                                         8.30       3,275.19
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.68      92,087.94
                                                                                        13.87      72,158.50
                                                                                        12.16      62,231.60
                                                                                        13.93      53,131.96
                                                                                        16.31      48,623.59
                                                                                        14.90      42,144.23
                                                                                        14.36      37,316.30
MFS(Reg. TM) Total Return Investment Division (Class B).........................        37.05      22,585.73
                                                                                        39.94      32,559.36
                                                                                        40.06      30,280.10
                                                                                        43.76      22,203.89
                                                                                        51.00      21,206.04
                                                                                        54.25      19,940.58
                                                                                        53.04      18,678.15
MFS(Reg. TM) Value Investment Division (Class B)................................        10.32      82,838.62
                                                                                        11.26      79,870.58
                                                                                        11.13      83,615.84
                                                                                        12.71      77,151.18
                                                                                        16.89      88,867.08
                                                                                        18.33      81,844.41
                                                                                        17.93      72,005.88
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.06       6,100.76
                                                                                         8.79      25,257.28
                                                                                         8.58      12,112.32
                                                                                         9.59       6,355.73
                                                                                        10.49           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        14.04      41,223.63
                                                                                        12.83      34,027.59
                                                                                        13.77      31,315.94
                                                                                        18.79      27,268.46

                               1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          18.79
                                                                                  2015          18.63
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.94
                                                                                  2010          11.11
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.18
                                                                                  2010          11.44
                                                                                  2011          12.12
                                                                                  2012          10.40
                                                                                  2013          12.05
                                                                                  2014          14.37
                                                                                  2015          13.22
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.26
                                                                                  2011          15.58
                                                                                  2012          16.14
                                                                                  2013          17.38
                                                                                  2014          23.58
                                                                                  2015          23.08
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.87
                                                                                  2010          12.39
                                                                                  2011          14.95
                                                                                  2012          13.90
                                                                                  2013          14.37
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.48
                                                                                  2010          15.42
                                                                                  2011          17.55
                                                                                  2012          15.78
                                                                                  2013          18.77
                                                                                  2014          23.42
                                                                                  2015          23.49
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.57
                                                                                  2010           8.52
                                                                                  2011           9.01
                                                                                  2012           8.23
                                                                                  2013           9.88
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.21
                                                                                  2010          12.58
                                                                                  2011          13.30
                                                                                  2012          14.52
                                                                                  2013          15.55
                                                                                  2014          13.85
                                                                                  2015          13.99
PIMCO Total Return Investment Division (Class B)................................. 2009          12.62
                                                                                  2010          14.75
                                                                                  2011          15.66
                                                                                  2012          15.87
                                                                                  2013          17.02
                                                                                  2014          16.39
                                                                                  2015          16.76
Pioneer Strategic Income Investment Division (Class E)........................... 2009          16.48
                                                                                  2010          21.08
                                                                                  2011          23.19
                                                                                  2012          23.55
                                                                                  2013          25.77
                                                                                  2014          25.65
                                                                                  2015          26.30
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.72
                                                                                  2013          10.85
                                                                                  2014          10.17
                                                                                  2015          10.74
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.71
                                                                                  2015          11.43
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.80
                                                                                  2010          13.74
                                                                                  2011          17.07
                                                                                  2012          16.04
                                                                                  2013          18.27
                                                                                  2014          24.79
                                                                                  2015          25.49



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         18.63      23,581.57
                                                                                         17.37      22,388.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.11      31,711.28
                                                                                         12.01           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.44     159,973.37
                                                                                         12.12     152,113.21
                                                                                         10.40     180,398.85
                                                                                         12.05     176,968.06
                                                                                         14.37     136,873.24
                                                                                         13.22     129,600.27
                                                                                         12.81     126,170.90
Neuberger Berman Genesis Investment Division (Class B)...........................        15.58      65,563.25
                                                                                         16.14      64,459.75
                                                                                         17.38      60,626.93
                                                                                         23.58      57,320.15
                                                                                         23.08      55,376.06
                                                                                         22.74      47,354.51
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.39      19,436.74
                                                                                         14.95      15,581.38
                                                                                         13.90      15,243.07
                                                                                         14.37      12,198.72
                                                                                         15.56           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.42      55,937.51
                                                                                         17.55      56,343.88
                                                                                         15.78      60,874.45
                                                                                         18.77      57,462.68
                                                                                         23.42      56,332.95
                                                                                         23.49      53,468.30
                                                                                         23.96      49,244.76
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.52       5,169.57
                                                                                          9.01       3,325.29
                                                                                          8.23       3,156.99
                                                                                          9.88       1,369.79
                                                                                         10.48           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      54,517.11
                                                                                          0.95      78,022.75
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.58     172,066.28
                                                                                         13.30     193,971.91
                                                                                         14.52     190,819.19
                                                                                         15.55     228,919.55
                                                                                         13.85     183,200.40
                                                                                         13.99     154,952.21
                                                                                         13.30     147,308.66
PIMCO Total Return Investment Division (Class B).................................        14.75     173,517.93
                                                                                         15.66     170,359.73
                                                                                         15.87     168,837.45
                                                                                         17.02     179,548.12
                                                                                         16.39     151,516.07
                                                                                         16.76     132,518.39
                                                                                         16.45     137,315.41
Pioneer Strategic Income Investment Division (Class E)...........................        21.08           0.00
                                                                                         23.19       7,705.09
                                                                                         23.55       2,399.47
                                                                                         25.77       2,353.19
                                                                                         25.65       2,467.63
                                                                                         26.30       2,451.46
                                                                                         25.44       2,555.72
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.72       2,190.56
                                                                                         10.85       9,190.40
                                                                                         10.17       7,444.31
                                                                                         10.74       8,952.73
                                                                                         10.59      10,356.36
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.71           0.00
                                                                                         11.43       5,031.27
                                                                                         11.08       8,259.39
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        13.74      64,534.09
                                                                                         17.07      60,576.27
                                                                                         16.04      63,260.44
                                                                                         18.27      61,719.12
                                                                                         24.79      50,881.97
                                                                                         25.49      47,558.61
                                                                                         23.90      38,662.76

                                           1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06      35,337.19
                                                                             2013           1.06           1.15      55,458.31
                                                                             2014           1.15           1.21     102,806.40
                                                                             2015           1.21           1.18     132,909.28
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.35          10.35      26,517.02
                                                                             2010          10.35          11.40      26,197.60
                                                                             2011          11.40          11.31      64,333.23
                                                                             2012          11.31          12.53      74,835.87
                                                                             2013          12.53          13.90      78,621.84
                                                                             2014          13.90          14.43      61,527.31
                                                                             2015          14.43          13.89      54,317.18
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.50           9.81       6,822.99
                                                                             2010           9.81          10.99      28,040.12
                                                                             2011          10.99          10.56      30,414.23
                                                                             2012          10.56          11.93      40,538.00
                                                                             2013          11.93          13.82      35,136.81
                                                                             2014          13.82          14.30      89,460.69
                                                                             2015          14.30          13.71      17,092.67
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          16.31          20.54      86,860.56
                                                                             2014          20.54          21.94      86,013.48
                                                                             2015          21.94          23.80      77,179.19
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.05           5.28     157,682.56
                                                                             2010           5.28           6.62     121,850.30
                                                                             2011           6.62           5.85     150,354.41
                                                                             2012           5.85           6.44     141,684.60
                                                                             2013           6.44           6.72           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           4.98           7.99     111,852.90
                                                                             2010           7.99          10.02     101,209.47
                                                                             2011          10.02           9.68     118,556.02
                                                                             2012           9.68          10.80     117,483.43
                                                                             2013          10.80          14.48     109,934.09
                                                                             2014          14.48          16.03     106,590.46
                                                                             2015          16.03          16.79     115,442.41
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.21          12.88      15,541.86
                                                                             2010          12.88          17.03      41,116.24
                                                                             2011          17.03          16.96      46,691.58
                                                                             2012          16.96          19.30      34,418.58
                                                                             2013          19.30          27.32      34,392.47
                                                                             2014          27.32          28.60      27,404.68
                                                                             2015          28.60          28.77      32,520.87
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.02          14.70           0.00
                                                                             2010          14.70          18.63           0.00
                                                                             2011          18.63          15.24         168.86
                                                                             2012          15.24          15.34         173.06
                                                                             2013          15.34          16.68         171.26
                                                                             2014          16.68          13.29         173.61
                                                                             2015          13.29           8.77           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.20          15.60      83,005.49
                                                                             2010          15.60          16.15      74,942.08
                                                                             2011          16.15          16.69      73,064.82
                                                                             2012          16.69          16.88      64,171.13
                                                                             2013          16.88          16.42      60,914.13
                                                                             2014          16.42          16.53      55,951.95
                                                                             2015          16.53          16.28      48,576.25
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          17.28          27.97      97,797.37
                                                                             2010          27.97          30.67      89,448.02
                                                                             2011          30.67          28.83      82,194.53
                                                                             2012          28.83          31.87      73,473.62
                                                                             2013          31.87          41.72      65,551.07
                                                                             2014          41.72          45.20      57,204.83
                                                                             2015          45.20          45.32      46,585.88
WMC Large Cap Research Investment Division (Class B)........................ 2009          36.78          50.79      15,111.61
                                                                             2010          50.79          56.07      14,612.40
                                                                             2011          56.07          55.18      16,081.92
                                                                             2012          55.18          61.43      13,953.73
                                                                             2013          61.43          80.98      13,188.78
                                                                             2014          80.98          90.24      11,552.34
                                                                             2015          90.24          92.56      10,599.83

                                                                                         AT 2.10 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.56          23.73     133,850.54
                                                                                2010          23.73          28.45     120,731.04
                                                                                2011          28.45          22.52     123,236.33
                                                                                2012          22.52          26.06     116,237.38
                                                                                2013          26.06          32.74     107,648.54
                                                                                2014          32.74          32.74     101,996.41
                                                                                2015          32.74          32.14      87,779.47
American Funds Growth-Income Investment Division (Class 2)..................... 2009          53.01          79.41      44,766.37
                                                                                2010          79.41          86.64      42,840.88
                                                                                2011          86.64          83.29      43,369.33
                                                                                2012          83.29          95.81      38,636.02
                                                                                2013          95.81         125.25      37,281.61
                                                                                2014         125.25         135.69      33,099.00
                                                                                2015         135.69         134.81      28,127.35





                                     1.90 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.70
                                                                                 2013          10.47
                                                                                 2014          11.42
                                                                                 2015          12.03
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.31
                                                                                 2010           8.86
                                                                                 2011           9.75
                                                                                 2012           9.37
                                                                                 2013          10.43
                                                                                 2014          12.13
                                                                                 2015          12.63
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.56
                                                                                 2010           8.33
                                                                                 2011           9.28
                                                                                 2012           8.67
                                                                                 2013           9.88
                                                                                 2014          12.13
                                                                                 2015          12.66
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.82
                                                                                 2011           9.08
                                                                                 2012           8.50
                                                                                 2013           9.79
                                                                                 2014          12.46
                                                                                 2015          13.23
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.10
                                                                                 2010           9.27
                                                                                 2011           9.99
                                                                                 2012           9.83
                                                                                 2013          10.69
                                                                                 2014          11.90
                                                                                 2015          12.39
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.56
                                                                                 2013          11.46
                                                                                 2014          10.86
                                                                                 2015          11.08
Baillie Gifford International Stock Investment Division (Class B)............... 2009           7.96
                                                                                 2010          11.72
                                                                                 2011          12.29
                                                                                 2012           9.63
                                                                                 2013          11.27
                                                                                 2014          12.74
                                                                                 2015          12.08
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.55
                                                                                 2010          14.08



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.70           0.00
                                                                                        10.47      10,196.92
                                                                                        11.42       8,736.47
                                                                                        12.03           0.00
                                                                                        11.87       1,037.06
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.86      27,970.76
                                                                                         9.75      82,814.89
                                                                                         9.37      17,918.22
                                                                                        10.43      11,635.74
                                                                                        12.13           0.00
                                                                                        12.63         267.54
                                                                                        12.30         264.77
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.33     255,087.71
                                                                                         9.28     261,969.60
                                                                                         8.67     222,613.88
                                                                                         9.88     236,996.52
                                                                                        12.13     222,655.78
                                                                                        12.66     208,116.97
                                                                                        12.33      65,317.14
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.82           0.00
                                                                                         9.08           0.00
                                                                                         8.50           0.00
                                                                                         9.79           0.00
                                                                                        12.46           0.00
                                                                                        13.23           0.00
                                                                                        13.83           0.00
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.27     126,901.31
                                                                                         9.99     142,554.69
                                                                                         9.83     119,127.37
                                                                                        10.69     110,369.55
                                                                                        11.90      59,694.33
                                                                                        12.39      50,579.20
                                                                                        12.07       1,860.63
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.56           0.00
                                                                                        11.46      48,698.79
                                                                                        10.86      35,322.11
                                                                                        11.08       6,320.54
                                                                                         9.83       1,158.17
Baillie Gifford International Stock Investment Division (Class B)...............        11.72      56,459.69
                                                                                        12.29      51,735.32
                                                                                         9.63      41,408.02
                                                                                        11.27      32,784.65
                                                                                        12.74      13,038.35
                                                                                        12.08       3,860.96
                                                                                        11.60       1,519.03
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.08     648,999.95
                                                                                        14.61     609,002.36

                                   1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          14.61
                                                                                         2012          15.38
                                                                                         2013          15.63
                                                                                         2014          14.95
                                                                                         2015          15.47
BlackRock Bond Income Investment Division (Class B)..................................... 2009          40.07
                                                                                         2010          43.48
                                                                                         2011          46.11
                                                                                         2012          48.09
                                                                                         2013          50.62
                                                                                         2014          49.17
                                                                                         2015          51.53
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          16.73
                                                                                         2010          24.93
                                                                                         2011          29.22
                                                                                         2012          26.04
                                                                                         2013          29.15
                                                                                         2014          38.30
                                                                                         2015          40.82
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.53
                                                                                         2013          10.21
                                                                                         2014          11.05
                                                                                         2015          11.48
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.32
                                                                                         2010           9.88
                                                                                         2011          10.57
                                                                                         2012          10.58
                                                                                         2013          11.83
                                                                                         2014          15.29
                                                                                         2015          16.46
BlackRock Money Market Investment Division (Class B).................................... 2009          21.01
                                                                                         2010          20.69
                                                                                         2011          20.30
                                                                                         2012          19.92
                                                                                         2013          19.54
                                                                                         2014          19.18
                                                                                         2015          18.82
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.54
                                                                                         2010          12.10
                                                                                         2011          13.79
                                                                                         2012          12.77
                                                                                         2013          15.79
                                                                                         2014          16.04
                                                                                         2015          17.83
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.11
                                                                                         2010           5.92
                                                                                         2011           7.19
                                                                                         2012           7.28
                                                                                         2013           8.47
                                                                                         2014          12.10
                                                                                         2015          14.11
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          81.95
                                                                                         2010         125.43
                                                                                         2011         134.63
                                                                                         2012         122.14
                                                                                         2013         146.81
                                                                                         2014         185.51
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.21
                                                                                         2010           5.37
                                                                                         2011           5.65
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          21.85
                                                                                         2010          35.52
                                                                                         2011          40.08
                                                                                         2012          38.05
                                                                                         2013          41.33
                                                                                         2014          53.70
                                                                                         2015          58.42
Harris Oakmark International Investment Division (Class B).............................. 2009           8.69
                                                                                         2010          16.67



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.38     425,655.66
                                                                                                15.63     238,730.78
                                                                                                14.95     137,346.23
                                                                                                15.47      56,859.53
                                                                                                15.19      21,638.11
BlackRock Bond Income Investment Division (Class B).....................................        43.48      31,866.39
                                                                                                46.11      32,720.36
                                                                                                48.09      21,184.14
                                                                                                50.62       9,938.75
                                                                                                49.17       4,670.28
                                                                                                51.53       3,649.51
                                                                                                50.73       1,772.60
BlackRock Capital Appreciation Investment Division (Class B)............................        24.93      32,122.93
                                                                                                29.22      27,585.25
                                                                                                26.04      19,213.45
                                                                                                29.15      16,291.91
                                                                                                38.30       9,568.80
                                                                                                40.82       6,676.75
                                                                                                42.46       2,432.01
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.53           0.00
                                                                                                10.21       1,001.18
                                                                                                11.05       5,327.80
                                                                                                11.48      27,050.70
                                                                                                11.25           0.00
BlackRock Large Cap Value Investment Division (Class B).................................         9.88      88,296.99
                                                                                                10.57      82,995.35
                                                                                                10.58      53,100.64
                                                                                                11.83      35,516.80
                                                                                                15.29      10,577.05
                                                                                                16.46       4,030.50
                                                                                                15.15         883.92
BlackRock Money Market Investment Division (Class B)....................................        20.69      60,834.72
                                                                                                20.30      71,786.02
                                                                                                19.92      91,698.99
                                                                                                19.54      40,429.33
                                                                                                19.18      29,766.69
                                                                                                18.82      14,820.31
                                                                                                18.46      15,080.73
Clarion Global Real Estate Investment Division (Class B)................................        12.10     165,120.49
                                                                                                13.79     140,931.28
                                                                                                12.77      97,804.00
                                                                                                15.79      56,685.05
                                                                                                16.04      18,095.58
                                                                                                17.83       7,859.36
                                                                                                17.25       4,062.18
ClearBridge Aggressive Growth Investment Division (Class B).............................         5.92      26,507.40
                                                                                                 7.19      24,478.31
                                                                                                 7.28      32,838.09
                                                                                                 8.47      22,047.84
                                                                                                12.10       6,392.41
                                                                                                14.11      48,961.90
                                                                                                13.29      22,159.79
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       125.43      19,058.63
                                                                                               134.63      16,513.69
                                                                                               122.14      12,544.74
                                                                                               146.81       8,229.45
                                                                                               185.51       5,146.69
                                                                                               192.87           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.37      34,986.48
                                                                                                 5.65      32,615.78
                                                                                                 6.00           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        35.52      17,182.90
                                                                                                40.08      17,155.79
                                                                                                38.05      14,094.02
                                                                                                41.33       8,984.42
                                                                                                53.70       4,311.27
                                                                                                58.42       3,442.69
                                                                                                58.82       2,145.02
Harris Oakmark International Investment Division (Class B)..............................        16.67     119,933.22
                                                                                                19.04     114,999.87

                                           1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          19.04          16.02      93,815.40
                                                                             2012          16.02          20.32      71,549.45
                                                                             2013          20.32          26.02      29,524.48
                                                                             2014          26.02          24.05      13,695.59
                                                                             2015          24.05          22.53       7,565.52
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     169,199.75
                                                                             2013           1.04           1.04     132,514.14
                                                                             2014           1.04           1.08      49,533.39
                                                                             2015           1.08           1.01           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.71          19.02     107,911.47
                                                                             2010          19.02          23.53      98,102.55
                                                                             2011          23.53          21.54      68,129.20
                                                                             2012          21.54          23.79           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          23.67          24.25      35,530.37
                                                                             2013          24.25          31.01      12,864.38
                                                                             2014          31.01          33.36       4,214.84
                                                                             2015          33.36          29.79       2,322.58
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.04          12.26      15,246.90
                                                                             2010          12.26          15.18      13,861.64
                                                                             2011          15.18          14.73       7,758.67
                                                                             2012          14.73          17.09       6,398.56
                                                                             2013          17.09          23.51          37.85
                                                                             2014          23.51          24.89           0.00
                                                                             2015          24.89          24.01           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.04           4.45     128,963.43
                                                                             2010           4.45           4.86     125,066.30
                                                                             2011           4.86           4.78     104,116.98
                                                                             2012           4.78           5.42     129,986.73
                                                                             2013           5.42           7.27      53,842.70
                                                                             2014           7.27           7.76      18,050.81
                                                                             2015           7.76           8.41       9,588.85
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.77           7.45      74,881.02
                                                                             2010           7.45           8.00      61,032.50
                                                                             2011           8.00           7.74      52,590.38
                                                                             2012           7.74           8.69           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          10.95          10.38           0.00
                                                                             2014          10.38          10.70           0.00
                                                                             2015          10.70          10.55           0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.84           9.81           0.00
                                                                             2010           9.81          10.21           0.00
                                                                             2011          10.21          10.60           0.00
                                                                             2012          10.60          10.91           0.00
                                                                             2013          10.91          10.88           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     129,992.62
                                                                             2013           1.04           1.13      45,293.03
                                                                             2014           1.13           1.19           0.00
                                                                             2015           1.19           1.18      12,790.29
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.64          12.21           0.00
                                                                             2010          12.21          14.28           0.00
                                                                             2011          14.28          12.56           0.00
                                                                             2012          12.56          14.22           0.00
                                                                             2013          14.22          18.54           0.00
                                                                             2014          18.54          18.99           0.00
                                                                             2015          18.99          17.25           0.00
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.14          10.64           0.00
                                                                             2010          10.64          12.74           0.00
                                                                             2011          12.74          12.31           0.00
                                                                             2012          12.31          14.12           0.00
                                                                             2013          14.12          16.23       7,771.43
                                                                             2014          16.23          16.48       3,260.38
                                                                             2015          16.48          16.37         733.71
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.46           9.98      12,803.01
                                                                             2010           9.98          10.95      17,998.72
                                                                             2011          10.95          10.97      17,328.70
                                                                             2012          10.97          12.11       9,769.16
                                                                             2013          12.11          12.62           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          17.36          26.34      26,080.49
                                                                             2010          26.34          32.87      19,479.52
                                                                             2011          32.87          32.36      15,495.21
                                                                             2012          32.36          36.28      10,413.51
                                                                             2013          36.28          50.09       3,461.91

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          50.09          50.87       1,492.05
                                                                                2015          50.87          49.04         159.35
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          14.95          19.44      76,694.15
                                                                                2010          19.44          21.55     105,716.88
                                                                                2011          21.55          22.09      75,538.38
                                                                                2012          22.09          24.48      59,428.51
                                                                                2013          24.48          25.93      14,121.56
                                                                                2014          25.93          26.67       4,175.70
                                                                                2015          26.67          25.60           0.00
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          14.88          24.38      24,533.12
                                                                                2010          24.38          27.45      21,555.96
                                                                                2011          27.45          28.69      10,591.13
                                                                                2012          28.69          31.40       5,893.26
                                                                                2013          31.40          42.06       3,013.17
                                                                                2014          42.06          41.96         593.66
                                                                                2015          41.96          37.19       1,078.57
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.30          14.18           0.00
                                                                                2010          14.18          17.05           0.00
                                                                                2011          17.05          14.01           0.00
                                                                                2012          14.01          16.21           0.00
                                                                                2013          16.21          20.30           0.00
                                                                                2014          20.30          18.58           0.00
                                                                                2015          18.58          19.28           0.00
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.18           0.00
                                                                                2011          10.18          10.19           0.00
                                                                                2012          10.19          10.73           0.00
                                                                                2013          10.73          10.94           0.00
                                                                                2014          10.94          10.81           0.00
                                                                                2015          10.81          10.52           0.00
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.73           0.00
                                                                                2012           9.73           9.96         718.70
                                                                                2013           9.96           9.89         717.18
                                                                                2014           9.89           9.81       1,056.05
                                                                                2015           9.81           9.56       1,246.99
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.86           0.00
                                                                                2010          10.86          12.09           0.00
                                                                                2011          12.09          11.83           0.00
                                                                                2012          11.83          13.26           0.00
                                                                                2013          13.26          13.15           0.00
                                                                                2014          13.15          13.05           0.00
                                                                                2015          13.05          12.27           0.00
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.80          10.07      30,722.28
                                                                                2012          10.07          11.53       4,375.56
                                                                                2013          11.53          14.65       1,832.40
                                                                                2014          14.65          15.11           0.00
                                                                                2015          15.11          14.53           0.00
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.23           9.63      37,661.30
                                                                                2010           9.63          10.93      35,219.52
                                                                                2011          10.93          11.83           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.02          11.07     201,900.23
                                                                                2010          11.07          11.96     208,544.25
                                                                                2011          11.96          12.11     238,437.67
                                                                                2012          12.11          12.98     222,599.53
                                                                                2013          12.98          13.28     203,454.69
                                                                                2014          13.28          13.61      69,497.59
                                                                                2015          13.61          13.28           0.00
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.25          10.80     473,752.58
                                                                                2010          10.80          11.82     452,081.81
                                                                                2011          11.82          11.72     376,381.65
                                                                                2012          11.72          12.81     345,071.47
                                                                                2013          12.81          13.95     234,383.72
                                                                                2014          13.95          14.36      72,723.03
                                                                                2015          14.36          13.94       5,761.00
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.50          10.46   1,200,612.88
                                                                                2010          10.46          11.61   1,154,659.46
                                                                                2011          11.61          11.24     957,458.28
                                                                                2012          11.24          12.49     792,478.32
                                                                                2013          12.49          14.45     605,239.73
                                                                                2014          14.45          14.90     278,323.90
                                                                                2015          14.90          14.43      59,510.99
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.34          12.88      22,145.67

                               1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          12.88
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.83
                                                                                 2010          10.07
                                                                                 2011          11.33
                                                                                 2012          10.70
                                                                                 2013          12.11
                                                                                 2014          14.77
                                                                                 2015          15.25
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.14
                                                                                 2010           8.84
                                                                                 2011           9.54
                                                                                 2012           9.20
                                                                                 2013          10.48
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.35
                                                                                 2013          10.37
                                                                                 2014          11.64
                                                                                 2015          12.52
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.28
                                                                                 2010          13.35
                                                                                 2011          16.51
                                                                                 2012          15.84
                                                                                 2013          18.24
                                                                                 2014          23.77
                                                                                 2015          25.48
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.20
MetLife Stock Index Investment Division (Class B)............................... 2009          20.66
                                                                                 2010          30.95
                                                                                 2011          34.77
                                                                                 2012          34.68
                                                                                 2013          39.27
                                                                                 2014          50.75
                                                                                 2015          56.32
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.37
                                                                                 2010          10.12
                                                                                 2011          12.28
                                                                                 2012           9.79
                                                                                 2013          11.42
                                                                                 2014          10.65
                                                                                 2015           9.77
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.76
                                                                                 2010          12.63
                                                                                 2011          13.80
                                                                                 2012          12.09
                                                                                 2013          13.85
                                                                                 2014          16.20
                                                                                 2015          14.79
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          28.11
                                                                                 2010          36.64
                                                                                 2011          39.47
                                                                                 2012          39.56
                                                                                 2013          43.21
                                                                                 2014          50.32
                                                                                 2015          53.50
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.08
                                                                                 2010          10.26
                                                                                 2011          11.20
                                                                                 2012          11.06
                                                                                 2013          12.62
                                                                                 2014          16.76
                                                                                 2015          18.18
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.56
                                                                                 2010           8.05
                                                                                 2011           8.77
                                                                                 2012           8.56
                                                                                 2013           9.57
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          12.05
                                                                                 2011          13.95
                                                                                 2012          12.74
                                                                                 2013          13.66



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        12.81           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.07   1,486,827.03
                                                                                        11.33   1,457,889.75
                                                                                        10.70   1,316,678.75
                                                                                        12.11   1,113,869.50
                                                                                        14.77     844,624.06
                                                                                        15.25     342,979.57
                                                                                        14.71      49,269.33
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.84      16,238.36
                                                                                         9.54      16,825.07
                                                                                         9.20      22,126.52
                                                                                        10.48      22,317.25
                                                                                        11.26           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.35           0.00
                                                                                        10.37       6,319.06
                                                                                        11.64      16,703.63
                                                                                        12.52           0.00
                                                                                        11.78           0.00
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.35     186,745.18
                                                                                        16.51     164,139.74
                                                                                        15.84     113,987.33
                                                                                        18.24      74,476.81
                                                                                        23.77      28,508.31
                                                                                        25.48      16,574.51
                                                                                        24.34       7,039.35
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12      29,655.99
                                                                                         1.20      11,394.19
                                                                                         1.16      11,276.24
MetLife Stock Index Investment Division (Class B)...............................        30.95     466,043.22
                                                                                        34.77     412,096.86
                                                                                        34.68     308,103.12
                                                                                        39.27     177,531.71
                                                                                        50.75      82,218.37
                                                                                        56.32      35,446.70
                                                                                        55.76      11,924.44
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.12           0.00
                                                                                        12.28           0.00
                                                                                         9.79           0.00
                                                                                        11.42           0.00
                                                                                        10.65           0.00
                                                                                         9.77           0.00
                                                                                         8.26           0.00
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.63     134,187.84
                                                                                        13.80      94,715.71
                                                                                        12.09      64,875.97
                                                                                        13.85      42,370.42
                                                                                        16.20      25,939.86
                                                                                        14.79       9,847.65
                                                                                        14.26       5,489.93
MFS(Reg. TM) Total Return Investment Division (Class B).........................        36.64      45,504.43
                                                                                        39.47      17,454.29
                                                                                        39.56      12,485.29
                                                                                        43.21       7,634.49
                                                                                        50.32       7,742.99
                                                                                        53.50       2,998.77
                                                                                        52.29       2,416.40
MFS(Reg. TM) Value Investment Division (Class B)................................        10.26     102,381.33
                                                                                        11.20      99,328.28
                                                                                        11.06      56,589.83
                                                                                        12.62      19,778.13
                                                                                        16.76      18,173.68
                                                                                        18.18       8,376.83
                                                                                        17.78       1,791.28
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.05       3,545.72
                                                                                         8.77       6,822.77
                                                                                         8.56       7,339.09
                                                                                         9.57       4,259.23
                                                                                        10.47           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        13.95      35,815.76
                                                                                        12.74      28,497.50
                                                                                        13.66      24,455.64
                                                                                        18.63       4,985.15

                               1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          18.63
                                                                                  2015          18.47
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.89
                                                                                  2010          11.04
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.14
                                                                                  2010          11.38
                                                                                  2011          12.05
                                                                                  2012          10.33
                                                                                  2013          11.96
                                                                                  2014          14.26
                                                                                  2015          13.12
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.19
                                                                                  2011          15.50
                                                                                  2012          16.04
                                                                                  2013          17.27
                                                                                  2014          23.42
                                                                                  2015          22.91
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.84
                                                                                  2010          12.34
                                                                                  2011          14.88
                                                                                  2012          13.83
                                                                                  2013          14.29
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.42
                                                                                  2010          15.32
                                                                                  2011          17.43
                                                                                  2012          15.66
                                                                                  2013          18.62
                                                                                  2014          23.23
                                                                                  2015          23.28
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.56
                                                                                  2010           8.51
                                                                                  2011           8.99
                                                                                  2012           8.22
                                                                                  2013           9.85
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.18
                                                                                  2010          12.53
                                                                                  2011          13.25
                                                                                  2012          14.45
                                                                                  2013          15.47
                                                                                  2014          13.77
                                                                                  2015          13.91
PIMCO Total Return Investment Division (Class B)................................. 2009          12.57
                                                                                  2010          14.69
                                                                                  2011          15.59
                                                                                  2012          15.78
                                                                                  2013          16.92
                                                                                  2014          16.28
                                                                                  2015          16.64
Pioneer Strategic Income Investment Division (Class E)........................... 2009          16.36
                                                                                  2010          20.92
                                                                                  2011          23.00
                                                                                  2012          23.35
                                                                                  2013          25.53
                                                                                  2014          25.40
                                                                                  2015          26.03
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.71
                                                                                  2013          10.84
                                                                                  2014          10.16
                                                                                  2015          10.72
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.71
                                                                                  2015          11.42
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.76
                                                                                  2010          13.66
                                                                                  2011          16.97
                                                                                  2012          15.93
                                                                                  2013          18.14
                                                                                  2014          24.60
                                                                                  2015          25.29



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         18.47       1,920.59
                                                                                         17.21         247.81
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.04      35,055.02
                                                                                         11.93           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.38     377,826.43
                                                                                         12.05     332,523.19
                                                                                         10.33     287,636.39
                                                                                         11.96     180,283.34
                                                                                         14.26      90,225.56
                                                                                         13.12      32,286.79
                                                                                         12.70      15,427.67
Neuberger Berman Genesis Investment Division (Class B)...........................        15.50      71,819.20
                                                                                         16.04      37,288.47
                                                                                         17.27      17,454.71
                                                                                         23.42       9,922.36
                                                                                         22.91       1,476.33
                                                                                         22.57           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.34      20,880.98
                                                                                         14.88      17,578.79
                                                                                         13.83      12,222.24
                                                                                         14.29       7,105.46
                                                                                         15.47           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.32      65,780.18
                                                                                         17.43      60,043.00
                                                                                         15.66      54,762.86
                                                                                         18.62      25,314.02
                                                                                         23.23       6,568.96
                                                                                         23.28       2,933.58
                                                                                         23.74       1,176.65
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.51       1,867.62
                                                                                          8.99       1,657.67
                                                                                          8.22       2,064.61
                                                                                          9.85         914.81
                                                                                         10.46           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03           0.00
                                                                                          0.95      12,057.57
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.53     199,402.13
                                                                                         13.25     173,863.50
                                                                                         14.45      93,195.87
                                                                                         15.47      81,499.24
                                                                                         13.77      35,222.21
                                                                                         13.91      19,188.81
                                                                                         13.22      10,153.15
PIMCO Total Return Investment Division (Class B).................................        14.69     278,755.04
                                                                                         15.59     287,166.30
                                                                                         15.78     215,060.45
                                                                                         16.92     116,709.73
                                                                                         16.28      38,809.98
                                                                                         16.64      16,577.26
                                                                                         16.33       3,270.82
Pioneer Strategic Income Investment Division (Class E)...........................        20.92           0.00
                                                                                         23.00           0.00
                                                                                         23.35           0.00
                                                                                         25.53           0.00
                                                                                         25.40           0.00
                                                                                         26.03           0.00
                                                                                         25.17           0.00
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.71           0.00
                                                                                         10.84      15,793.58
                                                                                         10.16           0.00
                                                                                         10.72           0.00
                                                                                         10.56           0.00
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.71       3,111.23
                                                                                         11.42           0.00
                                                                                         11.06           0.00
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        13.66     112,696.60
                                                                                         16.97      94,942.90
                                                                                         15.93      68,344.22
                                                                                         18.14      44,442.72
                                                                                         24.60      16,265.16
                                                                                         25.29      10,553.14
                                                                                         23.70       3,705.74

                                           1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06      78,452.00
                                                                             2013           1.06           1.15      60,275.52
                                                                             2014           1.15           1.21       9,748.42
                                                                             2015           1.21           1.18           0.00
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.34          10.33       9,215.28
                                                                             2010          10.33          11.37      71,259.10
                                                                             2011          11.37          11.28      74,525.86
                                                                             2012          11.28          12.49      68,749.30
                                                                             2013          12.49          13.84      33,071.05
                                                                             2014          13.84          14.37           0.00
                                                                             2015          14.37          13.82           0.00
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.49           9.79      14,430.38
                                                                             2010           9.79          10.96      13,232.80
                                                                             2011          10.96          10.53       4,090.64
                                                                             2012          10.53          11.88       3,853.07
                                                                             2013          11.88          13.77       3,645.54
                                                                             2014          13.77          14.23       3,441.11
                                                                             2015          14.23          13.64           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          16.20          20.38      30,452.80
                                                                             2014          20.38          21.76       9,352.54
                                                                             2015          21.76          23.60       1,001.03
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.04           5.25     152,166.36
                                                                             2010           5.25           6.58     201,702.73
                                                                             2011           6.58           5.82     129,849.26
                                                                             2012           5.82           6.40      95,941.70
                                                                             2013           6.40           6.68           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           4.96           7.96     296,892.75
                                                                             2010           7.96           9.97     200,238.24
                                                                             2011           9.97           9.62     154,367.10
                                                                             2012           9.62          10.73     103,034.02
                                                                             2013          10.73          14.38      39,639.06
                                                                             2014          14.38          15.92      11,990.00
                                                                             2015          15.92          16.66       2,637.58
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.16          12.80      82,593.13
                                                                             2010          12.80          16.91      41,560.02
                                                                             2011          16.91          16.84      27,898.70
                                                                             2012          16.84          19.15      23,378.94
                                                                             2013          19.15          27.09       9,855.10
                                                                             2014          27.09          28.34       5,559.23
                                                                             2015          28.34          28.50       2,558.49
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.02          14.70           0.00
                                                                             2010          14.70          18.61           0.00
                                                                             2011          18.61          15.21           0.00
                                                                             2012          15.21          15.31           0.00
                                                                             2013          15.31          16.64           0.00
                                                                             2014          16.64          13.25           0.00
                                                                             2015          13.25           8.74           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          15.09          15.48      95,813.80
                                                                             2010          15.48          16.02     115,043.54
                                                                             2011          16.02          16.55      62,418.05
                                                                             2012          16.55          16.73      29,395.25
                                                                             2013          16.73          16.27      14,311.98
                                                                             2014          16.27          16.37       9,893.56
                                                                             2015          16.37          16.11       4,443.04
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          17.16          27.76      93,931.28
                                                                             2010          27.76          30.43      76,707.44
                                                                             2011          30.43          28.58      61,723.15
                                                                             2012          28.58          31.58      36,269.31
                                                                             2013          31.58          41.32      15,419.61
                                                                             2014          41.32          44.74       5,375.21
                                                                             2015          44.74          44.84       1,831.28
WMC Large Cap Research Investment Division (Class B)........................ 2009          36.31          50.12       7,150.95
                                                                             2010          50.12          55.30       6,646.17
                                                                             2011          55.30          54.40       6,227.61
                                                                             2012          54.40          60.53       5,490.83
                                                                             2013          60.53          79.76       4,233.25
                                                                             2014          79.76          88.82       3,900.38
                                                                             2015          88.82          91.07          82.35

                                                                                         AT 2.15 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.49          23.59     205,394.06
                                                                                2010          23.59          28.27     179,942.97
                                                                                2011          28.27          22.37     135,671.51
                                                                                2012          22.37          25.87      94,806.63
                                                                                2013          25.87          32.48      40,628.31
                                                                                2014          32.48          32.47      17,539.47
                                                                                2015          32.47          31.86       4,905.12
American Funds Growth-Income Investment Division (Class 2)..................... 2009          52.35          78.38      61,099.94
                                                                                2010          78.38          85.48      54,880.32
                                                                                2011          85.48          82.14      38,087.95
                                                                                2012          82.14          94.44      23,363.24
                                                                                2013          94.44         123.39      12,436.17
                                                                                2014         123.39         133.61       5,114.12
                                                                                2015         133.61         132.67       3,071.36





                                     1.95 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.70
                                                                                 2013          10.47
                                                                                 2014          11.41
                                                                                 2015          12.01
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.31
                                                                                 2010           8.85
                                                                                 2011           9.74
                                                                                 2012           9.35
                                                                                 2013          10.41
                                                                                 2014          12.10
                                                                                 2015          12.58
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.56
                                                                                 2010           8.32
                                                                                 2011           9.26
                                                                                 2012           8.66
                                                                                 2013           9.86
                                                                                 2014          12.10
                                                                                 2015          12.62
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.81
                                                                                 2011           9.06
                                                                                 2012           8.48
                                                                                 2013           9.76
                                                                                 2014          12.43
                                                                                 2015          13.19
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.10
                                                                                 2010           9.26
                                                                                 2011           9.98
                                                                                 2012           9.81
                                                                                 2013          10.66
                                                                                 2014          11.87
                                                                                 2015          12.35
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.56
                                                                                 2013          11.45
                                                                                 2014          10.85
                                                                                 2015          11.06
Baillie Gifford International Stock Investment Division (Class B)............... 2009           7.89
                                                                                 2010          11.61
                                                                                 2011          12.17
                                                                                 2012           9.53
                                                                                 2013          11.15
                                                                                 2014          12.59
                                                                                 2015          11.94
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.48
                                                                                 2010          14.01



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.70           0.00
                                                                                        10.47           0.00
                                                                                        11.41           0.00
                                                                                        12.01           0.00
                                                                                        11.85           0.00
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.85      21,392.53
                                                                                         9.74       4,022.44
                                                                                         9.35           0.00
                                                                                        10.41           0.00
                                                                                        12.10           0.00
                                                                                        12.58           0.00
                                                                                        12.25           0.00
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.32       4,927.47
                                                                                         9.26       6,828.59
                                                                                         8.66           0.00
                                                                                         9.86           0.00
                                                                                        12.10           0.00
                                                                                        12.62           0.00
                                                                                        12.28           0.00
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.81           0.00
                                                                                         9.06           0.00
                                                                                         8.48           0.00
                                                                                         9.76           0.00
                                                                                        12.43           0.00
                                                                                        13.19           0.00
                                                                                        13.77           0.00
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.26       2,841.49
                                                                                         9.98       2,817.04
                                                                                         9.81       2,785.75
                                                                                        10.66       2,755.20
                                                                                        11.87       2,726.80
                                                                                        12.35       2,698.75
                                                                                        12.02       2,670.99
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.56           0.00
                                                                                        11.45           0.00
                                                                                        10.85           0.00
                                                                                        11.06           0.00
                                                                                         9.81           0.00
Baillie Gifford International Stock Investment Division (Class B)...............        11.61       3,066.43
                                                                                        12.17       3,108.75
                                                                                         9.53       2,877.52
                                                                                        11.15         359.21
                                                                                        12.59           0.00
                                                                                        11.94           0.00
                                                                                        11.45           0.00
Barclays Aggregate Bond Index Investment Division (Class B).....................        14.01      21,915.36
                                                                                        14.52      34,159.38

                                   1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          14.52
                                                                                         2012          15.27
                                                                                         2013          15.52
                                                                                         2014          14.84
                                                                                         2015          15.35
BlackRock Bond Income Investment Division (Class B)..................................... 2009          39.57
                                                                                         2010          42.91
                                                                                         2011          45.48
                                                                                         2012          47.42
                                                                                         2013          49.88
                                                                                         2014          48.43
                                                                                         2015          50.73
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          16.61
                                                                                         2010          24.74
                                                                                         2011          28.98
                                                                                         2012          25.82
                                                                                         2013          28.88
                                                                                         2014          37.93
                                                                                         2015          40.41
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.53
                                                                                         2013          10.20
                                                                                         2014          11.03
                                                                                         2015          11.46
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.30
                                                                                         2010           9.85
                                                                                         2011          10.52
                                                                                         2012          10.53
                                                                                         2013          11.77
                                                                                         2014          15.20
                                                                                         2015          16.36
BlackRock Money Market Investment Division (Class B).................................... 2009          20.74
                                                                                         2010          20.42
                                                                                         2011          20.03
                                                                                         2012          19.64
                                                                                         2013          19.26
                                                                                         2014          18.89
                                                                                         2015          18.52
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.52
                                                                                         2010          12.07
                                                                                         2011          13.74
                                                                                         2012          12.72
                                                                                         2013          15.72
                                                                                         2014          15.96
                                                                                         2015          17.73
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.09
                                                                                         2010           5.89
                                                                                         2011           7.15
                                                                                         2012           7.24
                                                                                         2013           8.42
                                                                                         2014          12.02
                                                                                         2015          14.02
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          80.85
                                                                                         2010         123.70
                                                                                         2011         132.71
                                                                                         2012         120.33
                                                                                         2013         144.56
                                                                                         2014         182.58
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.19
                                                                                         2010           5.34
                                                                                         2011           5.62
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          21.62
                                                                                         2010          35.14
                                                                                         2011          39.63
                                                                                         2012          37.61
                                                                                         2013          40.82
                                                                                         2014          53.02
                                                                                         2015          57.65
Harris Oakmark International Investment Division (Class B).............................. 2009           8.66
                                                                                         2010          16.60



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.27      20,842.41
                                                                                                15.52      11,973.90
                                                                                                14.84       2,576.28
                                                                                                15.35       2,713.23
                                                                                                15.06           0.00
BlackRock Bond Income Investment Division (Class B).....................................        42.91       2,214.04
                                                                                                45.48       2,231.78
                                                                                                47.42       3,282.15
                                                                                                49.88       2,042.85
                                                                                                48.43          23.53
                                                                                                50.73           0.00
                                                                                                49.91           0.00
BlackRock Capital Appreciation Investment Division (Class B)............................        24.74       1,465.53
                                                                                                28.98       2,087.78
                                                                                                25.82       1,211.60
                                                                                                28.88         866.78
                                                                                                37.93         807.29
                                                                                                40.41         760.71
                                                                                                42.01         427.68
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.53           0.00
                                                                                                10.20           0.00
                                                                                                11.03      14,896.50
                                                                                                11.46      14,501.28
                                                                                                11.23      14,314.51
BlackRock Large Cap Value Investment Division (Class B).................................         9.85       6,791.97
                                                                                                10.52       6,785.14
                                                                                                10.53       5,420.96
                                                                                                11.77       2,280.14
                                                                                                15.20           0.00
                                                                                                16.36           0.00
                                                                                                15.05           0.00
BlackRock Money Market Investment Division (Class B)....................................        20.42           0.00
                                                                                                20.03           0.00
                                                                                                19.64           0.00
                                                                                                19.26           0.00
                                                                                                18.89           0.00
                                                                                                18.52           0.00
                                                                                                18.17           0.00
Clarion Global Real Estate Investment Division (Class B)................................        12.07      23,593.95
                                                                                                13.74      10,412.69
                                                                                                12.72       6,829.78
                                                                                                15.72       1,981.57
                                                                                                15.96         656.59
                                                                                                17.73         654.89
                                                                                                17.15         135.94
ClearBridge Aggressive Growth Investment Division (Class B).............................         5.89       4,032.99
                                                                                                 7.15       3,833.31
                                                                                                 7.24       7,100.97
                                                                                                 8.42       4,482.43
                                                                                                12.02           0.00
                                                                                                14.02           0.00
                                                                                                13.19           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       123.70       1,025.61
                                                                                               132.71         561.85
                                                                                               120.33         512.24
                                                                                               144.56         449.33
                                                                                               182.58          94.92
                                                                                               189.80           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.34       4,783.40
                                                                                                 5.62       4,766.42
                                                                                                 5.96           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        35.14       2,343.36
                                                                                                39.63         786.82
                                                                                                37.61         943.93
                                                                                                40.82         937.25
                                                                                                53.02         613.59
                                                                                                57.65         296.86
                                                                                                58.01           0.00
Harris Oakmark International Investment Division (Class B)..............................        16.60       8,667.90
                                                                                                18.96       6,963.23

                                           1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          18.96          15.94       7,022.42
                                                                             2012          15.94          20.20       3,754.33
                                                                             2013          20.20          25.86         968.57
                                                                             2014          25.86          23.89         552.00
                                                                             2015          23.89          22.37         543.41
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.04           0.00
                                                                             2014           1.04           1.07           0.00
                                                                             2015           1.07           1.01           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.66          18.92      13,730.02
                                                                             2010          18.92          23.38      11,196.19
                                                                             2011          23.38          21.40      11,493.65
                                                                             2012          21.40          23.63           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          23.51          24.08       7,270.50
                                                                             2013          24.08          30.77       1,794.39
                                                                             2014          30.77          33.09         266.65
                                                                             2015          33.09          29.53          75.83
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           8.01          12.21       4,222.28
                                                                             2010          12.21          15.11       4,088.60
                                                                             2011          15.11          14.66       2,944.17
                                                                             2012          14.66          17.00       2,934.59
                                                                             2013          17.00          23.37         816.44
                                                                             2014          23.37          24.73           0.00
                                                                             2015          24.73          23.84           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.03           4.43       2,358.23
                                                                             2010           4.43           4.83       2,350.37
                                                                             2011           4.83           4.75           0.00
                                                                             2012           4.75           5.38       4,980.40
                                                                             2013           5.38           7.22           0.00
                                                                             2014           7.22           7.70           0.00
                                                                             2015           7.70           8.35           0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.75           7.42       7,634.67
                                                                             2010           7.42           7.96       6,549.82
                                                                             2011           7.96           7.70       5,518.67
                                                                             2012           7.70           8.65           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          10.92          10.35           0.00
                                                                             2014          10.35          10.67           0.00
                                                                             2015          10.67          10.51           0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.84           9.80           0.00
                                                                             2010           9.80          10.20           0.00
                                                                             2011          10.20          10.58           0.00
                                                                             2012          10.58          10.89           0.00
                                                                             2013          10.89          10.86           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.13           0.00
                                                                             2014           1.13           1.19           0.00
                                                                             2015           1.19           1.18           0.00
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.63          12.18           0.00
                                                                             2010          12.18          14.24          95.55
                                                                             2011          14.24          12.52          95.96
                                                                             2012          12.52          14.16          96.65
                                                                             2013          14.16          18.46          84.73
                                                                             2014          18.46          18.90          88.03
                                                                             2015          18.90          17.15          89.15
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.13          10.62           0.00
                                                                             2010          10.62          12.71           0.00
                                                                             2011          12.71          12.28           0.00
                                                                             2012          12.28          14.08           0.00
                                                                             2013          14.08          16.17           0.00
                                                                             2014          16.17          16.41           0.00
                                                                             2015          16.41          16.29           0.00
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.45           9.97       3,262.51
                                                                             2010           9.97          10.93           5.08
                                                                             2011          10.93          10.95           0.00
                                                                             2012          10.95          12.08           0.00
                                                                             2013          12.08          12.59           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          17.24          26.13       2,836.89
                                                                             2010          26.13          32.60       2,506.91
                                                                             2011          32.60          32.08       1,560.38
                                                                             2012          32.08          35.95         800.40
                                                                             2013          35.95          49.60         375.05

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          49.60          50.34           0.00
                                                                                2015          50.34          48.51           0.00
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          14.86          19.31       8,916.10
                                                                                2010          19.31          21.39       9,152.78
                                                                                2011          21.39          21.92       8,553.00
                                                                                2012          21.92          24.27       8,070.23
                                                                                2013          24.27          25.71         234.72
                                                                                2014          25.71          26.43         227.86
                                                                                2015          26.43          25.35         229.80
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          14.76          24.18       2,232.38
                                                                                2010          24.18          27.21       1,961.54
                                                                                2011          27.21          28.42       1,533.54
                                                                                2012          28.42          31.10         436.33
                                                                                2013          31.10          41.63         337.24
                                                                                2014          41.63          41.51         280.84
                                                                                2015          41.51          36.77           0.00
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.30          14.17           0.00
                                                                                2010          14.17          17.03           0.00
                                                                                2011          17.03          13.99           0.00
                                                                                2012          13.99          16.18           0.00
                                                                                2013          16.18          20.24           0.00
                                                                                2014          20.24          18.52           0.00
                                                                                2015          18.52          19.21           0.00
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.18           0.00
                                                                                2011          10.18          10.18           0.00
                                                                                2012          10.18          10.72           0.00
                                                                                2013          10.72          10.92           0.00
                                                                                2014          10.92          10.78           0.00
                                                                                2015          10.78          10.49           0.00
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.73       9,298.29
                                                                                2012           9.73           9.96       9,195.08
                                                                                2013           9.96           9.88           0.00
                                                                                2014           9.88           9.79           0.00
                                                                                2015           9.79           9.54           0.00
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.85           0.00
                                                                                2010          10.85          12.08           0.00
                                                                                2011          12.08          11.81           0.00
                                                                                2012          11.81          13.24           0.00
                                                                                2013          13.24          13.12           0.00
                                                                                2014          13.12          13.01           0.00
                                                                                2015          13.01          12.23           0.00
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.76          10.03           0.00
                                                                                2012          10.03          11.49           0.00
                                                                                2013          11.49          14.59           0.00
                                                                                2014          14.59          15.04           0.00
                                                                                2015          15.04          14.45           0.00
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.22           9.60       3,962.71
                                                                                2010           9.60          10.90       3,935.14
                                                                                2011          10.90          11.80           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           9.00          11.05      14,688.07
                                                                                2010          11.05          11.92      12,086.59
                                                                                2011          11.92          12.07      11,995.41
                                                                                2012          12.07          12.93       6,184.08
                                                                                2013          12.93          13.22           0.00
                                                                                2014          13.22          13.54           0.00
                                                                                2015          13.54          13.20           0.00
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.23          10.77      45,917.24
                                                                                2010          10.77          11.78      41,078.37
                                                                                2011          11.78          11.68      40,818.73
                                                                                2012          11.68          12.76      39,824.79
                                                                                2013          12.76          13.89      23,248.55
                                                                                2014          13.89          14.29      21,199.23
                                                                                2015          14.29          13.86       3,183.89
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.49          10.43      63,410.49
                                                                                2010          10.43          11.58      55,578.32
                                                                                2011          11.58          11.20      47,889.21
                                                                                2012          11.20          12.44      44,871.47
                                                                                2013          12.44          14.39      33,396.29
                                                                                2014          14.39          14.83      10,005.06
                                                                                2015          14.83          14.36       4,598.61
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.31          12.84           0.00

                               1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          12.84
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.82
                                                                                 2010          10.04
                                                                                 2011          11.30
                                                                                 2012          10.66
                                                                                 2013          12.06
                                                                                 2014          14.71
                                                                                 2015          15.18
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.14
                                                                                 2010           8.83
                                                                                 2011           9.53
                                                                                 2012           9.18
                                                                                 2013          10.45
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.34
                                                                                 2013          10.36
                                                                                 2014          11.62
                                                                                 2015          12.50
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.24
                                                                                 2010          13.29
                                                                                 2011          16.42
                                                                                 2012          15.75
                                                                                 2013          18.12
                                                                                 2014          23.61
                                                                                 2015          25.29
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.20
MetLife Stock Index Investment Division (Class B)............................... 2009          20.46
                                                                                 2010          30.65
                                                                                 2011          34.42
                                                                                 2012          34.31
                                                                                 2013          38.83
                                                                                 2014          50.15
                                                                                 2015          55.63
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.36
                                                                                 2010          10.10
                                                                                 2011          12.25
                                                                                 2012           9.77
                                                                                 2013          11.39
                                                                                 2014          10.61
                                                                                 2015           9.73
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.73
                                                                                 2010          12.57
                                                                                 2011          13.74
                                                                                 2012          12.03
                                                                                 2013          13.76
                                                                                 2014          16.10
                                                                                 2015          14.69
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          27.81
                                                                                 2010          36.22
                                                                                 2011          39.01
                                                                                 2012          39.08
                                                                                 2013          42.65
                                                                                 2014          49.65
                                                                                 2015          52.77
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.05
                                                                                 2010          10.21
                                                                                 2011          11.13
                                                                                 2012          10.98
                                                                                 2013          12.53
                                                                                 2014          16.64
                                                                                 2015          18.04
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.56
                                                                                 2010           8.05
                                                                                 2011           8.76
                                                                                 2012           8.55
                                                                                 2013           9.55
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          11.97
                                                                                 2011          13.85
                                                                                 2012          12.64
                                                                                 2013          13.55



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        12.77           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.04     100,187.57
                                                                                        11.30      91,521.14
                                                                                        10.66      90,387.04
                                                                                        12.06      70,425.54
                                                                                        14.71      68,830.38
                                                                                        15.18      43,637.55
                                                                                        14.63           0.00
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.83      23,527.52
                                                                                         9.53      23,401.32
                                                                                         9.18           0.00
                                                                                        10.45           0.00
                                                                                        11.24           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.34           0.00
                                                                                        10.36           0.00
                                                                                        11.62           0.00
                                                                                        12.50           0.00
                                                                                        11.76           0.00
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.29      22,517.17
                                                                                        16.42      15,821.37
                                                                                        15.75       9,110.36
                                                                                        18.12       1,865.81
                                                                                        23.61         496.78
                                                                                        25.29         492.14
                                                                                        24.15           0.00
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12           0.00
                                                                                         1.20           0.00
                                                                                         1.16           0.00
MetLife Stock Index Investment Division (Class B)...............................        30.65      23,911.63
                                                                                        34.42      23,499.57
                                                                                        34.31      13,420.07
                                                                                        38.83       3,719.20
                                                                                        50.15       1,918.94
                                                                                        55.63       1,555.19
                                                                                        55.05           0.00
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.10           0.00
                                                                                        12.25         161.68
                                                                                         9.77         173.78
                                                                                        11.39         184.22
                                                                                        10.61         208.65
                                                                                         9.73         229.44
                                                                                         8.22         267.40
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.57       7,908.64
                                                                                        13.74       8,798.21
                                                                                        12.03       7,793.39
                                                                                        13.76       4,054.04
                                                                                        16.10       1,168.43
                                                                                        14.69           0.00
                                                                                        14.15           0.00
MFS(Reg. TM) Total Return Investment Division (Class B).........................        36.22       1,381.73
                                                                                        39.01       1,233.88
                                                                                        39.08         711.40
                                                                                        42.65         176.35
                                                                                        49.65          23.46
                                                                                        52.77           0.00
                                                                                        51.54           0.00
MFS(Reg. TM) Value Investment Division (Class B)................................        10.21       1,084.11
                                                                                        11.13       1,085.98
                                                                                        10.98         874.08
                                                                                        12.53         272.38
                                                                                        16.64           0.00
                                                                                        18.04           0.00
                                                                                        17.62           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.05           0.00
                                                                                         8.76           4.93
                                                                                         8.55           0.00
                                                                                         9.55           0.00
                                                                                        10.44           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        13.85       4,386.77
                                                                                        12.64       3,557.79
                                                                                        13.55       1,286.75
                                                                                        18.47         835.01

                               1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          18.47
                                                                                  2015          18.30
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.84
                                                                                  2010          10.97
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.11
                                                                                  2010          11.32
                                                                                  2011          11.98
                                                                                  2012          10.26
                                                                                  2013          11.88
                                                                                  2014          14.15
                                                                                  2015          13.01
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.12
                                                                                  2011          15.42
                                                                                  2012          15.95
                                                                                  2013          17.17
                                                                                  2014          23.27
                                                                                  2015          22.75
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.81
                                                                                  2010          12.29
                                                                                  2011          14.81
                                                                                  2012          13.76
                                                                                  2013          14.21
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.36
                                                                                  2010          15.22
                                                                                  2011          17.31
                                                                                  2012          15.55
                                                                                  2013          18.48
                                                                                  2014          23.03
                                                                                  2015          23.07
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.56
                                                                                  2010           8.51
                                                                                  2011           8.98
                                                                                  2012           8.20
                                                                                  2013           9.83
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.14
                                                                                  2010          12.49
                                                                                  2011          13.20
                                                                                  2012          14.39
                                                                                  2013          15.40
                                                                                  2014          13.70
                                                                                  2015          13.83
PIMCO Total Return Investment Division (Class B)................................. 2009          12.52
                                                                                  2010          14.62
                                                                                  2011          15.51
                                                                                  2012          15.69
                                                                                  2013          16.82
                                                                                  2014          16.18
                                                                                  2015          16.53
Pioneer Strategic Income Investment Division (Class E)........................... 2009          16.24
                                                                                  2010          20.76
                                                                                  2011          22.81
                                                                                  2012          23.14
                                                                                  2013          25.29
                                                                                  2014          25.16
                                                                                  2015          25.77
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.71
                                                                                  2013          10.83
                                                                                  2014          10.14
                                                                                  2015          10.70
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.71
                                                                                  2015          11.41
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.71
                                                                                  2010          13.58
                                                                                  2011          16.86
                                                                                  2012          15.83
                                                                                  2013          18.01
                                                                                  2014          24.41
                                                                                  2015          25.09



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         18.30           0.00
                                                                                         17.05           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.97       6,370.06
                                                                                         11.85           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.32      37,732.20
                                                                                         11.98      33,466.81
                                                                                         10.26      20,201.54
                                                                                         11.88       2,413.63
                                                                                         14.15         910.18
                                                                                         13.01       1,001.27
                                                                                         12.60           0.00
Neuberger Berman Genesis Investment Division (Class B)...........................        15.42       4,925.75
                                                                                         15.95       2,506.66
                                                                                         17.17         893.91
                                                                                         23.27           0.00
                                                                                         22.75           0.00
                                                                                         22.39           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.29         697.85
                                                                                         14.81         696.53
                                                                                         13.76           0.00
                                                                                         14.21           0.00
                                                                                         15.38           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.22       9,917.50
                                                                                         17.31       9,756.56
                                                                                         15.55       7,789.52
                                                                                         18.48       7,765.69
                                                                                         23.03           0.00
                                                                                         23.07           0.00
                                                                                         23.52           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.51           0.00
                                                                                          8.98           3.43
                                                                                          8.20           0.00
                                                                                          9.83           0.00
                                                                                         10.43           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03           0.00
                                                                                          0.95           0.00
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.49      18,875.01
                                                                                         13.20      21,254.44
                                                                                         14.39      11,386.99
                                                                                         15.40      11,123.20
                                                                                         13.70         843.80
                                                                                         13.83         857.18
                                                                                         13.14         903.35
PIMCO Total Return Investment Division (Class B).................................        14.62       6,701.30
                                                                                         15.51      10,881.60
                                                                                         15.69       8,808.87
                                                                                         16.82       7,450.88
                                                                                         16.18       5,582.65
                                                                                         16.53       5,695.01
                                                                                         16.21       5,661.25
Pioneer Strategic Income Investment Division (Class E)...........................        20.76           0.00
                                                                                         22.81         321.07
                                                                                         23.14         309.04
                                                                                         25.29         294.77
                                                                                         25.16         322.62
                                                                                         25.77         314.47
                                                                                         24.90         317.59
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.71           0.00
                                                                                         10.83           0.00
                                                                                         10.14           0.00
                                                                                         10.70           0.00
                                                                                         10.54           0.00
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.71           0.00
                                                                                         11.41           0.00
                                                                                         11.05           0.00
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        13.58      10,719.48
                                                                                         16.86       9,522.18
                                                                                         15.83       4,593.59
                                                                                         18.01         448.23
                                                                                         24.41         291.53
                                                                                         25.09         294.98
                                                                                         23.50           0.00

                                           1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06           0.00
                                                                             2013           1.06           1.14           0.00
                                                                             2014           1.14           1.21           0.00
                                                                             2015           1.21           1.18           0.00
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.33          10.31           0.00
                                                                             2010          10.31          11.34           4.19
                                                                             2011          11.34          11.24           0.00
                                                                             2012          11.24          12.44           0.00
                                                                             2013          12.44          13.78           0.00
                                                                             2014          13.78          14.30           0.00
                                                                             2015          14.30          13.75           0.00
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.48           9.77           0.00
                                                                             2010           9.77          10.94           0.00
                                                                             2011          10.94          10.50           0.00
                                                                             2012          10.50          11.84           0.00
                                                                             2013          11.84          13.71           0.00
                                                                             2014          13.71          14.17           0.00
                                                                             2015          14.17          13.57           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          16.08          20.23       2,023.85
                                                                             2014          20.23          21.59         321.48
                                                                             2015          21.59          23.40           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.03           5.23      33,748.95
                                                                             2010           5.23           6.55      13,473.02
                                                                             2011           6.55           5.79       7,833.97
                                                                             2012           5.79           6.36       4,231.70
                                                                             2013           6.36           6.64           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           4.94           7.92       7,989.33
                                                                             2010           7.92           9.92      11,005.59
                                                                             2011           9.92           9.57       5,683.38
                                                                             2012           9.57          10.67       5,441.68
                                                                             2013          10.67          14.29       1,636.66
                                                                             2014          14.29          15.81         156.78
                                                                             2015          15.81          16.54         143.74
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.12          12.72       1,554.94
                                                                             2010          12.72          16.80       1,909.33
                                                                             2011          16.80          16.71       1,833.06
                                                                             2012          16.71          19.00       1,339.62
                                                                             2013          19.00          26.86         786.45
                                                                             2014          26.86          28.09          57.94
                                                                             2015          28.09          28.23          55.10
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.02          14.69           0.00
                                                                             2010          14.69          18.59           0.00
                                                                             2011          18.59          15.19           0.00
                                                                             2012          15.19          15.28           0.00
                                                                             2013          15.28          16.59           0.00
                                                                             2014          16.59          13.21           0.00
                                                                             2015          13.21           8.71           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          14.98          15.36       9,251.24
                                                                             2010          15.36          15.89       4,315.07
                                                                             2011          15.89          16.41       3,893.84
                                                                             2012          16.41          16.58       1,273.90
                                                                             2013          16.58          16.11         508.88
                                                                             2014          16.11          16.20         373.00
                                                                             2015          16.20          15.94         375.69
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          17.03          27.55       5,267.11
                                                                             2010          27.55          30.18       8,101.24
                                                                             2011          30.18          28.34       5,112.61
                                                                             2012          28.34          31.29       2,583.09
                                                                             2013          31.29          40.93         521.51
                                                                             2014          40.93          44.29         427.24
                                                                             2015          44.29          44.37         400.97
WMC Large Cap Research Investment Division (Class B)........................ 2009          35.84          49.46          88.20
                                                                             2010          49.46          54.54          87.94
                                                                             2011          54.54          53.63         359.92
                                                                             2012          53.63          59.64         272.93
                                                                             2013          59.64          78.55         224.59
                                                                             2014          78.55          87.43           0.00
                                                                             2015          87.43          89.60           0.00

                                                                                         AT 2.20 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.42          23.46      13,910.72
                                                                                2010          23.46          28.09      11,116.09
                                                                                2011          28.09          22.22       9,663.04
                                                                                2012          22.22          25.68       8,149.50
                                                                                2013          25.68          32.23       2,099.55
                                                                                2014          32.23          32.20         507.66
                                                                                2015          32.20          31.58          74.37
American Funds Growth-Income Investment Division (Class 2)..................... 2009          51.70          77.38       4,491.44
                                                                                2010          77.38          84.34       4,194.37
                                                                                2011          84.34          81.00       3,550.46
                                                                                2012          81.00          93.08       2,340.53
                                                                                2013          93.08         121.56         336.48
                                                                                2014         121.56         131.56           0.00
                                                                                2015         131.56         130.57           0.00





                                     2.00 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.69
                                                                                 2013          10.46
                                                                                 2014          11.39
                                                                                 2015          11.99
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.30
                                                                                 2010           8.85
                                                                                 2011           9.73
                                                                                 2012           9.33
                                                                                 2013          10.38
                                                                                 2014          12.07
                                                                                 2015          12.54
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.56
                                                                                 2010           8.32
                                                                                 2011           9.25
                                                                                 2012           8.64
                                                                                 2013           9.84
                                                                                 2014          12.06
                                                                                 2015          12.58
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           5.00
                                                                                 2010           7.80
                                                                                 2011           9.05
                                                                                 2012           8.46
                                                                                 2013           9.74
                                                                                 2014          12.39
                                                                                 2015          13.14
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.10
                                                                                 2010           9.25
                                                                                 2011           9.97
                                                                                 2012           9.79
                                                                                 2013          10.64
                                                                                 2014          11.83
                                                                                 2015          12.31
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.56
                                                                                 2013          11.44
                                                                                 2014          10.83
                                                                                 2015          11.04
Baillie Gifford International Stock Investment Division (Class B)............... 2009           7.82
                                                                                 2010          11.50
                                                                                 2011          12.05
                                                                                 2012           9.43
                                                                                 2013          11.03
                                                                                 2014          12.45
                                                                                 2015          11.80
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.41
                                                                                 2010          13.93



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.69     121,169.18
                                                                                        10.46     389,745.02
                                                                                        11.39     495,711.72
                                                                                        11.99     494,635.79
                                                                                        11.82     500,513.60
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03     150,607.06
                                                                                         1.00     134,673.05
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.85      55,486.38
                                                                                         9.73     202,898.02
                                                                                         9.33     326,943.51
                                                                                        10.38     404,437.61
                                                                                        12.07     384,437.61
                                                                                        12.54     350,749.65
                                                                                        12.21     338,226.19
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.32       8,622.86
                                                                                         9.25       8,630.31
                                                                                         8.64      11,066.56
                                                                                         9.84      11,776.29
                                                                                        12.06       7,954.08
                                                                                        12.58       7,343.63
                                                                                        12.24         417.82
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.80      65,079.86
                                                                                         9.05     152,169.40
                                                                                         8.46     153,709.12
                                                                                         9.74     172,185.71
                                                                                        12.39     151,664.13
                                                                                        13.14     147,316.50
                                                                                        13.72     132,968.39
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.25     152,863.14
                                                                                         9.97     482,540.91
                                                                                         9.79     544,723.97
                                                                                        10.64     530,918.68
                                                                                        11.83     495,761.72
                                                                                        12.31     480,793.09
                                                                                        11.98     455,571.63
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.56     118,460.62
                                                                                        11.44     411,249.44
                                                                                        10.83     523,749.14
                                                                                        11.04     438,651.90
                                                                                         9.79     425,511.08
Baillie Gifford International Stock Investment Division (Class B)...............        11.50         129.24
                                                                                        12.05       1,996.39
                                                                                         9.43       3,909.51
                                                                                        11.03       8,901.42
                                                                                        12.45      10,429.09
                                                                                        11.80       2,852.07
                                                                                        11.31       2,850.79
Barclays Aggregate Bond Index Investment Division (Class B).....................        13.93      76,417.01
                                                                                        14.43     144,999.58

                                   2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          14.43
                                                                                         2012          15.17
                                                                                         2013          15.41
                                                                                         2014          14.72
                                                                                         2015          15.22
BlackRock Bond Income Investment Division (Class B)..................................... 2009          39.06
                                                                                         2010          42.35
                                                                                         2011          44.86
                                                                                         2012          46.75
                                                                                         2013          49.16
                                                                                         2014          47.70
                                                                                         2015          49.94
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          16.50
                                                                                         2010          24.55
                                                                                         2011          28.75
                                                                                         2012          25.60
                                                                                         2013          28.62
                                                                                         2014          37.57
                                                                                         2015          40.01
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.52
                                                                                         2013          10.19
                                                                                         2014          11.02
                                                                                         2015          11.44
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.27
                                                                                         2010           9.81
                                                                                         2011          10.47
                                                                                         2012          10.48
                                                                                         2013          11.70
                                                                                         2014          15.12
                                                                                         2015          16.25
BlackRock Money Market Investment Division (Class B).................................... 2009          20.48
                                                                                         2010          20.15
                                                                                         2011          19.75
                                                                                         2012          19.36
                                                                                         2013          18.98
                                                                                         2014          18.60
                                                                                         2015          18.23
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.51
                                                                                         2010          12.03
                                                                                         2011          13.70
                                                                                         2012          12.68
                                                                                         2013          15.65
                                                                                         2014          15.89
                                                                                         2015          17.64
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.07
                                                                                         2010           5.86
                                                                                         2011           7.12
                                                                                         2012           7.20
                                                                                         2013           8.37
                                                                                         2014          11.94
                                                                                         2015          13.92
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          79.77
                                                                                         2010         121.99
                                                                                         2011         130.81
                                                                                         2012         118.55
                                                                                         2013         142.35
                                                                                         2014         179.70
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.17
                                                                                         2010           5.31
                                                                                         2011           5.58
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          21.39
                                                                                         2010          34.76
                                                                                         2011          39.18
                                                                                         2012          37.16
                                                                                         2013          40.32
                                                                                         2014          52.34
                                                                                         2015          56.88
Harris Oakmark International Investment Division (Class B).............................. 2009           8.63
                                                                                         2010          16.53



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.17     163,276.23
                                                                                                15.41     188,468.98
                                                                                                14.72     213,602.76
                                                                                                15.22     240,748.69
                                                                                                14.94     233,181.01
BlackRock Bond Income Investment Division (Class B).....................................        42.35       1,283.55
                                                                                                44.86       6,775.56
                                                                                                46.75       7,833.19
                                                                                                49.16      14,534.00
                                                                                                47.70       9,729.03
                                                                                                49.94      14,266.43
                                                                                                49.11      20,791.47
BlackRock Capital Appreciation Investment Division (Class B)............................        24.55       3,512.08
                                                                                                28.75      10,939.34
                                                                                                25.60      12,003.14
                                                                                                28.62      12,745.28
                                                                                                37.57      12,878.74
                                                                                                40.01      12,066.97
                                                                                                41.57      13,641.08
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.52     189,221.64
                                                                                                10.19     445,113.13
                                                                                                11.02     491,138.05
                                                                                                11.44     485,110.42
                                                                                                11.20     477,003.56
BlackRock Large Cap Value Investment Division (Class B).................................         9.81      22,289.55
                                                                                                10.47      81,092.07
                                                                                                10.48      84,733.72
                                                                                                11.70      91,260.55
                                                                                                15.12      89,110.19
                                                                                                16.25      88,073.28
                                                                                                14.95     101,443.69
BlackRock Money Market Investment Division (Class B)....................................        20.15       7,206.62
                                                                                                19.75       4,066.50
                                                                                                19.36      20,543.08
                                                                                                18.98      17,843.39
                                                                                                18.60      14,469.83
                                                                                                18.23       3,800.74
                                                                                                17.87       3,555.43
Clarion Global Real Estate Investment Division (Class B)................................        12.03       3,229.47
                                                                                                13.70       9,742.91
                                                                                                12.68      15,008.90
                                                                                                15.65      22,495.95
                                                                                                15.89      26,559.44
                                                                                                17.64      18,904.98
                                                                                                17.05      24,372.00
ClearBridge Aggressive Growth Investment Division (Class B).............................         5.86           0.00
                                                                                                 7.12       2,721.42
                                                                                                 7.20       5,679.72
                                                                                                 8.37      13,661.01
                                                                                                11.94      17,930.99
                                                                                                13.92      78,024.57
                                                                                                13.09      85,642.08
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       121.99       2,816.31
                                                                                               130.81       4,607.47
                                                                                               118.55       4,758.50
                                                                                               142.35       5,623.83
                                                                                               179.70       4,313.77
                                                                                               186.77           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.31      17,377.34
                                                                                                 5.58      21,812.13
                                                                                                 5.93           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        34.76       1,022.59
                                                                                                39.18       6,748.91
                                                                                                37.16       8,392.66
                                                                                                40.32       9,687.96
                                                                                                52.34       6,802.41
                                                                                                56.88       6,507.33
                                                                                                57.21       6,761.73
Harris Oakmark International Investment Division (Class B)..............................        16.53      15,302.70
                                                                                                18.87      21,365.22

                                           2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          18.87          15.86      20,465.85
                                                                             2012          15.86          20.09      26,615.04
                                                                             2013          20.09          25.70      19,131.35
                                                                             2014          25.70          23.73      21,679.07
                                                                             2015          23.73          22.21      22,976.41
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04   1,136,194.79
                                                                             2013           1.04           1.04   1,963,610.17
                                                                             2014           1.04           1.07   2,005,334.63
                                                                             2015           1.07           1.01   1,905,980.16
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.60          18.81       7,337.82
                                                                             2010          18.81          23.24      11,074.71
                                                                             2011          23.24          21.26       8,115.78
                                                                             2012          21.26          23.47           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          23.35          23.91       7,157.33
                                                                             2013          23.91          30.54       6,279.81
                                                                             2014          30.54          32.82       6,510.92
                                                                             2015          32.82          29.28       8,916.47
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           7.98          12.16       1,016.09
                                                                             2010          12.16          15.04         970.32
                                                                             2011          15.04          14.58       2,474.75
                                                                             2012          14.58          16.90       1,598.44
                                                                             2013          16.90          23.22       1,779.02
                                                                             2014          23.22          24.57       2,309.14
                                                                             2015          24.57          23.67       2,106.38
Jennison Growth Investment Division (Class B)............................... 2009           3.01           4.40         371.66
                                                                             2010           4.40           4.81       5,255.24
                                                                             2011           4.81           4.72       5,947.73
                                                                             2012           4.72           5.35      47,533.84
                                                                             2013           5.35           7.17      12,117.66
                                                                             2014           7.17           7.64      25,760.18
                                                                             2015           7.64           8.28      32,395.29
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.73           7.39      11,906.65
                                                                             2010           7.39           7.92      17,953.16
                                                                             2011           7.92           7.66       5,906.39
                                                                             2012           7.66           8.60           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          10.90          10.32      74,835.04
                                                                             2014          10.32          10.63      70,351.75
                                                                             2015          10.63          10.47      80,079.95
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.83           9.79      27,612.69
                                                                             2010           9.79          10.19      62,220.52
                                                                             2011          10.19          10.56      50,781.89
                                                                             2012          10.56          10.86      64,281.18
                                                                             2013          10.86          10.83           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     502,029.14
                                                                             2013           1.04           1.13   1,415,404.61
                                                                             2014           1.13           1.19   1,706,131.44
                                                                             2015           1.19           1.17   1,893,785.28
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.61          12.15       2,750.49
                                                                             2010          12.15          14.20       4,274.11
                                                                             2011          14.20          12.48       5,356.86
                                                                             2012          12.48          14.11       5,149.91
                                                                             2013          14.11          18.38       4,684.47
                                                                             2014          18.38          18.81       4,672.68
                                                                             2015          18.81          17.06       6,334.14
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.11          10.60       2,126.19
                                                                             2010          10.60          12.68       4,601.96
                                                                             2011          12.68          12.24       6,425.11
                                                                             2012          12.24          14.03       8,838.58
                                                                             2013          14.03          16.11      13,535.25
                                                                             2014          16.11          16.34      13,258.97
                                                                             2015          16.34          16.21      13,899.28
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.45           9.96       2,330.94
                                                                             2010           9.96          10.92       4,711.25
                                                                             2011          10.92          10.93       5,375.82
                                                                             2012          10.93          12.05       4,656.19
                                                                             2013          12.05          12.56           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          17.11          25.93         609.31
                                                                             2010          25.93          32.33         813.35
                                                                             2011          32.33          31.80         814.48
                                                                             2012          31.80          35.61         401.56
                                                                             2013          35.61          49.11         140.26

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          49.11          49.82         343.29
                                                                                2015          49.82          47.99         433.27
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          14.76          19.18         746.78
                                                                                2010          19.18          21.24      12,519.93
                                                                                2011          21.24          21.75      11,851.59
                                                                                2012          21.75          24.07      11,879.54
                                                                                2013          24.07          25.48      10,797.26
                                                                                2014          25.48          26.18      15,904.62
                                                                                2015          26.18          25.10      20,378.56
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          14.64          23.98       2,425.71
                                                                                2010          23.98          26.97       3,757.01
                                                                                2011          26.97          28.16       5,414.85
                                                                                2012          28.16          30.79       6,183.77
                                                                                2013          30.79          41.20       5,407.06
                                                                                2014          41.20          41.06       4,764.47
                                                                                2015          41.06          36.36       9,593.51
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.30          14.16         165.19
                                                                                2010          14.16          17.02         164.02
                                                                                2011          17.02          13.97       1,427.38
                                                                                2012          13.97          16.14       1,332.53
                                                                                2013          16.14          20.19       1,231.82
                                                                                2014          20.19          18.47       4,896.27
                                                                                2015          18.47          19.14       4,370.39
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.18           0.00
                                                                                2011          10.18          10.18         103.37
                                                                                2012          10.18          10.70         176.96
                                                                                2013          10.70          10.90      19,848.10
                                                                                2014          10.90          10.76      21,330.07
                                                                                2015          10.76          10.46      23,239.12
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.72           0.00
                                                                                2012           9.72           9.95           0.00
                                                                                2013           9.95           9.86      12,418.60
                                                                                2014           9.86           9.77      23,053.66
                                                                                2015           9.77           9.52      19,651.35
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.85         207.40
                                                                                2010          10.85          12.07         545.40
                                                                                2011          12.07          11.80       3,551.12
                                                                                2012          11.80          13.21       3,505.98
                                                                                2013          13.21          13.09       3,452.35
                                                                                2014          13.09          12.97       3,441.45
                                                                                2015          12.97          12.19       1,203.32
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.72          10.00      13,058.13
                                                                                2012          10.00          11.44      13,656.32
                                                                                2013          11.44          14.53      65,495.39
                                                                                2014          14.53          14.97      60,350.49
                                                                                2015          14.97          14.37      22,741.39
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.21           9.58       3,010.68
                                                                                2010           9.58          10.87       2,998.71
                                                                                2011          10.87          11.76           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           8.98          11.02      29,871.12
                                                                                2010          11.02          11.89      55,435.55
                                                                                2011          11.89          12.03      81,614.85
                                                                                2012          12.03          12.88     119,014.96
                                                                                2013          12.88          13.16     170,871.35
                                                                                2014          13.16          13.48     171,777.38
                                                                                2015          13.48          13.13     166,829.51
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.22          10.75      26,284.66
                                                                                2010          10.75          11.75     136,779.21
                                                                                2011          11.75          11.64     246,781.03
                                                                                2012          11.64          12.71     247,821.26
                                                                                2013          12.71          13.82     240,199.29
                                                                                2014          13.82          14.22     207,490.15
                                                                                2015          14.22          13.79     151,856.84
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.48          10.41     172,952.20
                                                                                2010          10.41          11.55     648,202.72
                                                                                2011          11.55          11.16     744,956.34
                                                                                2012          11.16          12.39     802,464.46
                                                                                2013          12.39          14.33     828,435.25
                                                                                2014          14.33          14.76     759,130.33
                                                                                2015          14.76          14.28     719,961.09
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.28          12.81      29,093.77

                               2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          12.81
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.81
                                                                                 2010          10.02
                                                                                 2011          11.26
                                                                                 2012          10.62
                                                                                 2013          12.02
                                                                                 2014          14.64
                                                                                 2015          15.10
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.14
                                                                                 2010           8.82
                                                                                 2011           9.52
                                                                                 2012           9.16
                                                                                 2013          10.43
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.34
                                                                                 2013          10.36
                                                                                 2014          11.61
                                                                                 2015          12.48
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.21
                                                                                 2010          13.23
                                                                                 2011          16.34
                                                                                 2012          15.66
                                                                                 2013          18.01
                                                                                 2014          23.45
                                                                                 2015          25.11
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.20
MetLife Stock Index Investment Division (Class B)............................... 2009          20.27
                                                                                 2010          30.35
                                                                                 2011          34.06
                                                                                 2012          33.94
                                                                                 2013          38.39
                                                                                 2014          49.56
                                                                                 2015          54.95
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.35
                                                                                 2010          10.08
                                                                                 2011          12.22
                                                                                 2012           9.74
                                                                                 2013          11.35
                                                                                 2014          10.57
                                                                                 2015           9.68
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.70
                                                                                 2010          12.52
                                                                                 2011          13.67
                                                                                 2012          11.96
                                                                                 2013          13.68
                                                                                 2014          16.00
                                                                                 2015          14.59
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          27.51
                                                                                 2010          35.81
                                                                                 2011          38.55
                                                                                 2012          38.60
                                                                                 2013          42.11
                                                                                 2014          49.00
                                                                                 2015          52.04
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           7.01
                                                                                 2010          10.15
                                                                                 2011          11.06
                                                                                 2012          10.91
                                                                                 2013          12.44
                                                                                 2014          16.51
                                                                                 2015          17.89
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.56
                                                                                 2010           8.04
                                                                                 2011           8.75
                                                                                 2012           8.53
                                                                                 2013           9.53
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          11.89
                                                                                 2011          13.76
                                                                                 2012          12.55
                                                                                 2013          13.44



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        12.73           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................        10.02       8,684.15
                                                                                        11.26      47,115.16
                                                                                        10.62      49,028.51
                                                                                        12.02      49,724.04
                                                                                        14.64      58,939.90
                                                                                        15.10      83,031.34
                                                                                        14.55      60,147.50
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.82      16,136.88
                                                                                         9.52      16,143.26
                                                                                         9.16      18,787.98
                                                                                        10.43      18,048.29
                                                                                        11.21           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.34     132,446.18
                                                                                        10.36     451,186.98
                                                                                        11.61     708,335.09
                                                                                        12.48     719,682.02
                                                                                        11.73     643,359.81
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.23      15,029.97
                                                                                        16.34      35,100.99
                                                                                        15.66      37,367.51
                                                                                        18.01      39,275.51
                                                                                        23.45      43,416.79
                                                                                        25.11      46,545.40
                                                                                        23.97      48,501.66
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12   1,134,924.09
                                                                                         1.20   1,874,008.31
                                                                                         1.16   1,688,062.76
MetLife Stock Index Investment Division (Class B)...............................        30.35      50,848.30
                                                                                        34.06      81,990.42
                                                                                        33.94      89,053.88
                                                                                        38.39      89,252.21
                                                                                        49.56      88,088.64
                                                                                        54.95      86,571.53
                                                                                        54.35      83,798.87
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.08      14,846.46
                                                                                        12.22      20,887.87
                                                                                         9.74      18,168.57
                                                                                        11.35      26,870.69
                                                                                        10.57      16,136.70
                                                                                         9.68      16,256.36
                                                                                         8.18      20,771.58
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.52       2,427.29
                                                                                        13.67       3,535.41
                                                                                        11.96       2,050.25
                                                                                        13.68       1,826.68
                                                                                        16.00       3,681.76
                                                                                        14.59       3,810.49
                                                                                        14.05       6,018.31
MFS(Reg. TM) Total Return Investment Division (Class B).........................        35.81         331.63
                                                                                        38.55       1,954.75
                                                                                        38.60       2,201.40
                                                                                        42.11       2,148.45
                                                                                        49.00       1,870.90
                                                                                        52.04       1,804.30
                                                                                        50.81       1,292.28
MFS(Reg. TM) Value Investment Division (Class B)................................        10.15       6,610.67
                                                                                        11.06      20,206.39
                                                                                        10.91      19,147.06
                                                                                        12.44      17,820.26
                                                                                        16.51      20,446.47
                                                                                        17.89      20,876.37
                                                                                        17.47      28,785.44
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.04       2,284.00
                                                                                         8.75       5,053.40
                                                                                         8.53       5,287.67
                                                                                         9.53       4,813.96
                                                                                        10.41           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        13.76       3,221.48
                                                                                        12.55       6,725.96
                                                                                        13.44      17,533.82
                                                                                        18.32       8,787.56

                               2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          18.32
                                                                                  2015          18.14
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.79
                                                                                  2010          10.90
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.07
                                                                                  2010          11.25
                                                                                  2011          11.91
                                                                                  2012          10.19
                                                                                  2013          11.79
                                                                                  2014          14.05
                                                                                  2015          12.91
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          14.05
                                                                                  2011          15.33
                                                                                  2012          15.86
                                                                                  2013          17.06
                                                                                  2014          23.11
                                                                                  2015          22.58
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.78
                                                                                  2010          12.24
                                                                                  2011          14.74
                                                                                  2012          13.69
                                                                                  2013          14.13
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.31
                                                                                  2010          15.13
                                                                                  2011          17.19
                                                                                  2012          15.43
                                                                                  2013          18.33
                                                                                  2014          22.84
                                                                                  2015          22.87
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.56
                                                                                  2010           8.50
                                                                                  2011           8.97
                                                                                  2012           8.19
                                                                                  2013           9.81
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.11
                                                                                  2010          12.45
                                                                                  2011          13.15
                                                                                  2012          14.33
                                                                                  2013          15.33
                                                                                  2014          13.63
                                                                                  2015          13.75
PIMCO Total Return Investment Division (Class B)................................. 2009          12.47
                                                                                  2010          14.56
                                                                                  2011          15.43
                                                                                  2012          15.61
                                                                                  2013          16.72
                                                                                  2014          16.07
                                                                                  2015          16.41
Pioneer Strategic Income Investment Division (Class E)........................... 2009          16.12
                                                                                  2010          20.60
                                                                                  2011          22.62
                                                                                  2012          22.94
                                                                                  2013          25.06
                                                                                  2014          24.91
                                                                                  2015          25.50
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.71
                                                                                  2013          10.82
                                                                                  2014          10.13
                                                                                  2015          10.68
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.70
                                                                                  2015          11.40
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.67
                                                                                  2010          13.51
                                                                                  2011          16.76
                                                                                  2012          15.72
                                                                                  2013          17.89
                                                                                  2014          24.23
                                                                                  2015          24.88



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         18.14       4,178.01
                                                                                         16.89       4,903.05
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.90       2,090.20
                                                                                         11.77           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.25      39,736.44
                                                                                         11.91      65,798.14
                                                                                         10.19      78,802.45
                                                                                         11.79      86,918.88
                                                                                         14.05      92,866.43
                                                                                         12.91     100,645.53
                                                                                         12.49      99,715.87
Neuberger Berman Genesis Investment Division (Class B)...........................        15.33           2.04
                                                                                         15.86           0.00
                                                                                         17.06          42.73
                                                                                         23.11       1,998.10
                                                                                         22.58       1,674.42
                                                                                         22.22       1,743.82
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.24           0.00
                                                                                         14.74         715.42
                                                                                         13.69       2,526.00
                                                                                         14.13       2,742.30
                                                                                         15.29           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.13       1,426.53
                                                                                         17.19       4,594.07
                                                                                         15.43       5,402.49
                                                                                         18.33       5,920.40
                                                                                         22.84      24,027.45
                                                                                         22.87      23,278.37
                                                                                         23.30      26,377.63
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.50       8,243.08
                                                                                          8.97      33,858.63
                                                                                          8.19      35,481.54
                                                                                          9.81      35,223.85
                                                                                         10.40           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03      42,710.22
                                                                                          0.95     264,665.31
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.45      21,182.78
                                                                                         13.15      50,445.66
                                                                                         14.33      67,883.43
                                                                                         15.33      74,662.29
                                                                                         13.63      66,592.62
                                                                                         13.75      58,579.15
                                                                                         13.05      61,363.36
PIMCO Total Return Investment Division (Class B).................................        14.56      48,378.06
                                                                                         15.43      85,239.29
                                                                                         15.61      83,164.88
                                                                                         16.72     116,288.90
                                                                                         16.07     102,304.96
                                                                                         16.41      94,431.18
                                                                                         16.09      79,605.34
Pioneer Strategic Income Investment Division (Class E)...........................        20.60       4,347.24
                                                                                         22.62       8,536.12
                                                                                         22.94       5,982.14
                                                                                         25.06       5,744.61
                                                                                         24.91       7,883.53
                                                                                         25.50      15,398.80
                                                                                         24.63      13,652.88
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.71      87,791.06
                                                                                         10.82     189,666.22
                                                                                         10.13     226,525.89
                                                                                         10.68     208,761.19
                                                                                         10.51     208,707.46
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.70      10,802.22
                                                                                         11.40      20,156.94
                                                                                         11.03      34,302.57
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        13.51      11,178.11
                                                                                         16.76      21,215.53
                                                                                         15.72      22,062.84
                                                                                         17.89      24,341.93
                                                                                         24.23      27,338.98
                                                                                         24.88      28,355.23
                                                                                         23.30      29,849.92

                                           2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06     535,553.65
                                                                             2013           1.06           1.14   1,184,569.04
                                                                             2014           1.14           1.21   1,244,394.86
                                                                             2015           1.21           1.17   1,197,927.75
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.32          10.28       2,753.71
                                                                             2010          10.28          11.32      52,081.98
                                                                             2011          11.32          11.21      92,818.79
                                                                             2012          11.21          12.40      88,982.96
                                                                             2013          12.40          13.72      88,363.13
                                                                             2014          13.72          14.23      86,911.99
                                                                             2015          14.23          13.68      85,654.28
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.46           9.75           0.00
                                                                             2010           9.75          10.91           0.00
                                                                             2011          10.91          10.46           0.00
                                                                             2012          10.46          11.80           0.00
                                                                             2013          11.80          13.65         608.38
                                                                             2014          13.65          14.10         608.38
                                                                             2015          14.10          13.50         608.38
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          15.96          20.08      11,307.31
                                                                             2014          20.08          21.41      11,805.72
                                                                             2015          21.41          23.20      19,145.07
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.02           5.21       5,553.38
                                                                             2010           5.21           6.52      40,225.53
                                                                             2011           6.52           5.76      40,957.47
                                                                             2012           5.76           6.33      42,253.02
                                                                             2013           6.33           6.60           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           4.92           7.89      30,458.22
                                                                             2010           7.89           9.87      40,912.13
                                                                             2011           9.87           9.52      20,934.05
                                                                             2012           9.52          10.61      27,944.03
                                                                             2013          10.61          14.20      23,912.72
                                                                             2014          14.20          15.70      30,895.51
                                                                             2015          15.70          16.41      44,795.36
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.07          12.64         452.70
                                                                             2010          12.64          16.68       2,151.25
                                                                             2011          16.68          16.59       2,713.53
                                                                             2012          16.59          18.85       4,457.17
                                                                             2013          18.85          26.64       5,851.42
                                                                             2014          26.64          27.84       8,674.11
                                                                             2015          27.84          27.96      10,736.80
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.01          14.68         235.70
                                                                             2010          14.68          18.57       2,152.34
                                                                             2011          18.57          15.16       2,308.38
                                                                             2012          15.16          15.24       8,297.83
                                                                             2013          15.24          16.55       2,485.48
                                                                             2014          16.55          13.17       3,000.33
                                                                             2015          13.17           8.68       3,951.48
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          14.87          15.25       2,409.17
                                                                             2010          15.25          15.76       4,269.29
                                                                             2011          15.76          16.27      11,190.07
                                                                             2012          16.27          16.43      11,912.43
                                                                             2013          16.43          15.96      12,417.10
                                                                             2014          15.96          16.04      11,953.63
                                                                             2015          16.04          15.77       7,773.98
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          16.91          27.34         890.68
                                                                             2010          27.34          29.94       4,636.30
                                                                             2011          29.94          28.09       7,041.54
                                                                             2012          28.09          31.01      10,389.07
                                                                             2013          31.01          40.54       9,592.25
                                                                             2014          40.54          43.85       6,767.12
                                                                             2015          43.85          43.90       7,138.98
WMC Large Cap Research Investment Division (Class B)........................ 2009          35.38          48.81         207.20
                                                                             2010          48.81          53.80         206.65
                                                                             2011          53.80          52.87         204.49
                                                                             2012          52.87          58.77         203.20
                                                                             2013          58.77          77.36         202.07
                                                                             2014          77.36          86.06         201.02
                                                                             2015          86.06          88.15         199.97

                                                                                         AT 2.25 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.35          23.32      11,587.99
                                                                                2010          23.32          27.91      29,311.12
                                                                                2011          27.91          22.07      26,995.71
                                                                                2012          22.07          25.50      30,240.57
                                                                                2013          25.50          31.98      21,508.26
                                                                                2014          31.98          31.93      22,326.76
                                                                                2015          31.93          31.30      26,181.32
American Funds Growth-Income Investment Division (Class 2)..................... 2009          51.05          76.38       2,361.48
                                                                                2010          76.38          83.21       8,412.90
                                                                                2011          83.21          79.88      10,785.27
                                                                                2012          79.88          91.74      10,548.30
                                                                                2013          91.74         119.76      10,978.64
                                                                                2014         119.76         129.55      11,079.01
                                                                                2015         129.55         128.51      11,347.45





                                     2.05 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.69
                                                                                 2013          10.45
                                                                                 2014          11.38
                                                                                 2015          11.97
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.30
                                                                                 2010           8.84
                                                                                 2011           9.71
                                                                                 2012           9.31
                                                                                 2013          10.36
                                                                                 2014          12.03
                                                                                 2015          12.50
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.56
                                                                                 2010           8.31
                                                                                 2011           9.24
                                                                                 2012           8.62
                                                                                 2013           9.81
                                                                                 2014          12.03
                                                                                 2015          12.54
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           4.99
                                                                                 2010           7.80
                                                                                 2011           9.04
                                                                                 2012           8.45
                                                                                 2013           9.72
                                                                                 2014          12.36
                                                                                 2015          13.10
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.09
                                                                                 2010           9.24
                                                                                 2011           9.95
                                                                                 2012           9.77
                                                                                 2013          10.61
                                                                                 2014          11.80
                                                                                 2015          12.27
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.55
                                                                                 2013          11.43
                                                                                 2014          10.82
                                                                                 2015          11.02
Baillie Gifford International Stock Investment Division (Class B)............... 2009           7.75
                                                                                 2010          11.39
                                                                                 2011          11.93
                                                                                 2012           9.33
                                                                                 2013          10.91
                                                                                 2014          12.31
                                                                                 2015          11.66
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.34
                                                                                 2010          13.85



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.69           0.00
                                                                                        10.45           0.00
                                                                                        11.38       3,396.26
                                                                                        11.97       1,022.50
                                                                                        11.79         976.82
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.84      31,732.05
                                                                                         9.71      26,819.10
                                                                                         9.31      56,539.18
                                                                                        10.36      45,063.35
                                                                                        12.03      37,211.38
                                                                                        12.50       8,179.15
                                                                                        12.16      15,084.02
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.31      37,579.19
                                                                                         9.24      60,944.28
                                                                                         8.62      60,887.71
                                                                                         9.81      37,687.89
                                                                                        12.03      36,539.53
                                                                                        12.54       2,175.90
                                                                                        12.19           0.00
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.80       4,468.64
                                                                                         9.04      24,114.60
                                                                                         8.45      62,852.12
                                                                                         9.72      25,487.39
                                                                                        12.36      22,102.98
                                                                                        13.10      21,258.89
                                                                                        13.67      19,443.36
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.24      46,234.17
                                                                                         9.95     158,240.03
                                                                                         9.77     152,975.72
                                                                                        10.61     142,391.84
                                                                                        11.80     138,060.55
                                                                                        12.27     130,409.55
                                                                                        11.93     127,551.26
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.55           0.00
                                                                                        11.43      16,460.77
                                                                                        10.82      15,890.27
                                                                                        11.02      13,342.45
                                                                                         9.76       9,416.48
Baillie Gifford International Stock Investment Division (Class B)...............        11.39      36,151.29
                                                                                        11.93      34,070.70
                                                                                         9.33      31,258.45
                                                                                        10.91      12,830.55
                                                                                        12.31       2,296.00
                                                                                        11.66         591.38
                                                                                        11.17           0.00
Barclays Aggregate Bond Index Investment Division (Class B).....................        13.85     322,475.56
                                                                                        14.34     311,993.21

                                   2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          14.34
                                                                                         2012          15.08
                                                                                         2013          15.30
                                                                                         2014          14.61
                                                                                         2015          15.10
BlackRock Bond Income Investment Division (Class B)..................................... 2009          38.57
                                                                                         2010          41.80
                                                                                         2011          44.25
                                                                                         2012          46.09
                                                                                         2013          48.44
                                                                                         2014          46.98
                                                                                         2015          49.16
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          16.38
                                                                                         2010          24.36
                                                                                         2011          28.52
                                                                                         2012          25.38
                                                                                         2013          28.36
                                                                                         2014          37.21
                                                                                         2015          39.60
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.52
                                                                                         2013          10.18
                                                                                         2014          11.00
                                                                                         2015          11.42
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.25
                                                                                         2010           9.77
                                                                                         2011          10.43
                                                                                         2012          10.43
                                                                                         2013          11.64
                                                                                         2014          15.03
                                                                                         2015          16.15
BlackRock Money Market Investment Division (Class B).................................... 2009          20.22
                                                                                         2010          19.89
                                                                                         2011          19.49
                                                                                         2012          19.09
                                                                                         2013          18.70
                                                                                         2014          18.32
                                                                                         2015          17.95
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.50
                                                                                         2010          12.02
                                                                                         2011          13.67
                                                                                         2012          12.65
                                                                                         2013          15.61
                                                                                         2014          15.84
                                                                                         2015          17.58
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.06
                                                                                         2010           5.84
                                                                                         2011           7.08
                                                                                         2012           7.16
                                                                                         2013           8.32
                                                                                         2014          11.87
                                                                                         2015          13.82
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          78.70
                                                                                         2010         120.30
                                                                                         2011         128.94
                                                                                         2012         116.80
                                                                                         2013         140.18
                                                                                         2014         176.87
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.16
                                                                                         2010           5.28
                                                                                         2011           5.55
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          21.17
                                                                                         2010          34.39
                                                                                         2011          38.74
                                                                                         2012          36.73
                                                                                         2013          39.82
                                                                                         2014          51.67
                                                                                         2015          56.13
Harris Oakmark International Investment Division (Class B).............................. 2009           8.60
                                                                                         2010          16.47



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                15.08     234,901.53
                                                                                                15.30      92,505.13
                                                                                                14.61      53,061.94
                                                                                                15.10      36,384.67
                                                                                                14.81      29,274.17
BlackRock Bond Income Investment Division (Class B).....................................        41.80      24,565.28
                                                                                                44.25      21,673.94
                                                                                                46.09      13,350.43
                                                                                                48.44       6,281.60
                                                                                                46.98       4,230.46
                                                                                                49.16       3,545.05
                                                                                                48.32       2,445.48
BlackRock Capital Appreciation Investment Division (Class B)............................        24.36      57,709.63
                                                                                                28.52      38,191.19
                                                                                                25.38      29,062.09
                                                                                                28.36      19,818.05
                                                                                                37.21       8,776.98
                                                                                                39.60       1,336.13
                                                                                                41.13       1,234.30
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.52           0.00
                                                                                                10.18      15,748.52
                                                                                                11.00      17,497.16
                                                                                                11.42       7,982.19
                                                                                                11.17       7,685.38
BlackRock Large Cap Value Investment Division (Class B).................................         9.77      88,639.15
                                                                                                10.43      74,539.88
                                                                                                10.43      51,536.70
                                                                                                11.64      34,558.23
                                                                                                15.03      21,303.52
                                                                                                16.15       8,214.39
                                                                                                14.85       6,930.54
BlackRock Money Market Investment Division (Class B)....................................        19.89           0.00
                                                                                                19.49           1.04
                                                                                                19.09           0.00
                                                                                                18.70           0.00
                                                                                                18.32           0.00
                                                                                                17.95           0.00
                                                                                                17.59           0.00
Clarion Global Real Estate Investment Division (Class B)................................        12.02     110,924.02
                                                                                                13.67      95,985.35
                                                                                                12.65      66,140.78
                                                                                                15.61      28,101.03
                                                                                                15.84      10,721.36
                                                                                                17.58       6,170.46
                                                                                                16.98       5,504.43
ClearBridge Aggressive Growth Investment Division (Class B).............................         5.84       9,833.41
                                                                                                 7.08       9,162.94
                                                                                                 7.16      12,316.43
                                                                                                 8.32      16,362.42
                                                                                                11.87       4,992.31
                                                                                                13.82      18,867.67
                                                                                                12.99      11,833.51
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       120.30      15,722.51
                                                                                               128.94      10,623.30
                                                                                               116.80       8,093.35
                                                                                               140.18       5,653.66
                                                                                               176.87       1,892.24
                                                                                               183.80           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.28       5,798.12
                                                                                                 5.55       5,498.70
                                                                                                 5.89           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        34.39       9,258.88
                                                                                                38.74       8,645.58
                                                                                                36.73       7,095.74
                                                                                                39.82       3,674.42
                                                                                                51.67       2,946.74
                                                                                                56.13       2,870.67
                                                                                                56.42       2,500.50
Harris Oakmark International Investment Division (Class B)..............................        16.47     114,411.52
                                                                                                18.78      80,454.88

                                           2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          18.78          15.78      67,568.31
                                                                             2012          15.78          19.98      34,943.47
                                                                             2013          19.98          25.54      16,834.31
                                                                             2014          25.54          23.57       7,090.06
                                                                             2015          23.57          22.05       6,444.14
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04      74,303.63
                                                                             2013           1.04           1.04     120,906.96
                                                                             2014           1.04           1.07     118,052.31
                                                                             2015           1.07           1.01      96,330.46
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.55          18.71      55,220.28
                                                                             2010          18.71          23.10      54,852.74
                                                                             2011          23.10          21.12      38,593.02
                                                                             2012          21.12          23.31           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          23.20          23.74      15,645.32
                                                                             2013          23.74          30.31       4,820.22
                                                                             2014          30.31          32.56       1,712.05
                                                                             2015          32.56          29.03       1,358.84
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           7.95          12.11      48,315.60
                                                                             2010          12.11          14.97      49,446.68
                                                                             2011          14.97          14.51      43,483.34
                                                                             2012          14.51          16.81      13,810.16
                                                                             2013          16.81          23.08       4,603.62
                                                                             2014          23.08          24.40       2,486.81
                                                                             2015          24.40          23.50       1,908.26
Jennison Growth Investment Division (Class B)............................... 2009           3.00           4.38      58,932.53
                                                                             2010           4.38           4.78      48,662.14
                                                                             2011           4.78           4.69      43,416.71
                                                                             2012           4.69           5.31      47,319.39
                                                                             2013           5.31           7.12      12,269.17
                                                                             2014           7.12           7.59      11,497.29
                                                                             2015           7.59           8.22      10,912.36
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.71           7.35      74,802.53
                                                                             2010           7.35           7.88      26,623.92
                                                                             2011           7.88           7.61      18,660.87
                                                                             2012           7.61           8.55           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          10.87          10.29      23,291.03
                                                                             2014          10.29          10.60      28,202.82
                                                                             2015          10.60          10.43      22,701.75
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.83           9.79       2,040.64
                                                                             2010           9.79          10.17      15,366.23
                                                                             2011          10.17          10.54      21,283.41
                                                                             2012          10.54          10.84      23,741.72
                                                                             2013          10.84          10.81           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04       2,346.01
                                                                             2013           1.04           1.13       9,213.55
                                                                             2014           1.13           1.19       9,156.58
                                                                             2015           1.19           1.17       6,552.23
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.60          12.12         699.66
                                                                             2010          12.12          14.16      14,616.80
                                                                             2011          14.16          12.44      16,252.18
                                                                             2012          12.44          14.05      15,069.56
                                                                             2013          14.05          18.30      12,329.21
                                                                             2014          18.30          18.71      12,452.63
                                                                             2015          18.71          16.97      12,375.81
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.10          10.58           0.00
                                                                             2010          10.58          12.65      16,707.99
                                                                             2011          12.65          12.21      16,711.36
                                                                             2012          12.21          13.98      15,349.25
                                                                             2013          13.98          16.05      14,665.40
                                                                             2014          16.05          16.27      14,215.23
                                                                             2015          16.27          16.13      13,330.66
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.45           9.95       3,056.41
                                                                             2010           9.95          10.90       3,897.08
                                                                             2011          10.90          10.91       3,600.95
                                                                             2012          10.91          12.02       1,812.42
                                                                             2013          12.02          12.53           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          16.98          25.72      16,892.37
                                                                             2010          25.72          32.06      14,390.23
                                                                             2011          32.06          31.52      12,246.95
                                                                             2012          31.52          35.28       6,447.49
                                                                             2013          35.28          48.63       2,405.70

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          48.63          49.31         854.54
                                                                                2015          49.31          47.47         683.89
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          14.67          19.05      40,278.03
                                                                                2010          19.05          21.08      51,560.57
                                                                                2011          21.08          21.58      39,640.28
                                                                                2012          21.58          23.87      29,494.64
                                                                                2013          23.87          25.25      18,921.29
                                                                                2014          25.25          25.94      13,907.60
                                                                                2015          25.94          24.86      13,323.58
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          14.53          23.78      24,741.32
                                                                                2010          23.78          26.73      22,077.19
                                                                                2011          26.73          27.89      17,073.51
                                                                                2012          27.89          30.49       6,501.20
                                                                                2013          30.49          40.78         998.97
                                                                                2014          40.78          40.62       1,859.50
                                                                                2015          40.62          35.95       1,426.03
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.30          14.15           0.00
                                                                                2010          14.15          17.00           0.00
                                                                                2011          17.00          13.95           0.00
                                                                                2012          13.95          16.11           0.00
                                                                                2013          16.11          20.14         815.91
                                                                                2014          20.14          18.41         866.24
                                                                                2015          18.41          19.07         673.50
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.17          57.11
                                                                                2011          10.17          10.17          57.48
                                                                                2012          10.17          10.69          58.29
                                                                                2013          10.69          10.87       2,967.01
                                                                                2014          10.87          10.73       3,051.08
                                                                                2015          10.73          10.43       2,514.00
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.72       9,524.04
                                                                                2012           9.72           9.94           0.00
                                                                                2013           9.94           9.85           0.00
                                                                                2014           9.85           9.75           0.00
                                                                                2015           9.75           9.50           0.00
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.84           0.00
                                                                                2010          10.84          12.06           0.00
                                                                                2011          12.06          11.78           0.00
                                                                                2012          11.78          13.19           0.00
                                                                                2013          13.19          13.06           0.00
                                                                                2014          13.06          12.94           0.00
                                                                                2015          12.94          12.15           0.00
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.69           9.97       3,178.47
                                                                                2012           9.97          11.40       3,446.96
                                                                                2013          11.40          14.47       3,595.02
                                                                                2014          14.47          14.89       3,414.19
                                                                                2015          14.89          14.30       3,414.19
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.20           9.56      25,956.52
                                                                                2010           9.56          10.84      12,631.06
                                                                                2011          10.84          11.73           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           8.96          10.99     109,190.30
                                                                                2010          10.99          11.85      85,900.77
                                                                                2011          11.85          11.99     198,144.68
                                                                                2012          11.99          12.83     205,156.50
                                                                                2013          12.83          13.11      72,717.53
                                                                                2014          13.11          13.41       2,661.67
                                                                                2015          13.41          13.06       2,483.28
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.20          10.72     132,629.55
                                                                                2010          10.72          11.72     180,165.21
                                                                                2011          11.72          11.60     123,990.92
                                                                                2012          11.60          12.67     138,999.46
                                                                                2013          12.67          13.77      83,285.54
                                                                                2014          13.77          14.15      39,746.36
                                                                                2015          14.15          13.71      14,992.62
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.46          10.38     552,743.99
                                                                                2010          10.38          11.51     712,728.40
                                                                                2011          11.51          11.13     657,704.57
                                                                                2012          11.13          12.34     595,832.00
                                                                                2013          12.34          14.27     368,681.49
                                                                                2014          14.27          14.68     199,514.51
                                                                                2015          14.68          14.20     130,928.34
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.25          12.77       6,171.58

                               2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          12.77
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.80
                                                                                 2010           9.99
                                                                                 2011          11.23
                                                                                 2012          10.59
                                                                                 2013          11.97
                                                                                 2014          14.58
                                                                                 2015          15.03
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.13
                                                                                 2010           8.81
                                                                                 2011           9.50
                                                                                 2012           9.15
                                                                                 2013          10.41
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.34
                                                                                 2013          10.35
                                                                                 2014          11.59
                                                                                 2015          12.45
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.17
                                                                                 2010          13.16
                                                                                 2011          16.25
                                                                                 2012          15.57
                                                                                 2013          17.90
                                                                                 2014          23.29
                                                                                 2015          24.93
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.12
                                                                                 2015           1.19
MetLife Stock Index Investment Division (Class B)............................... 2009          20.08
                                                                                 2010          30.05
                                                                                 2011          33.71
                                                                                 2012          33.57
                                                                                 2013          37.96
                                                                                 2014          48.98
                                                                                 2015          54.27
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.35
                                                                                 2010          10.06
                                                                                 2011          12.19
                                                                                 2012           9.71
                                                                                 2013          11.31
                                                                                 2014          10.53
                                                                                 2015           9.64
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.67
                                                                                 2010          12.46
                                                                                 2011          13.60
                                                                                 2012          11.90
                                                                                 2013          13.60
                                                                                 2014          15.89
                                                                                 2015          14.49
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          27.21
                                                                                 2010          35.41
                                                                                 2011          38.09
                                                                                 2012          38.13
                                                                                 2013          41.57
                                                                                 2014          48.35
                                                                                 2015          51.33
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           6.97
                                                                                 2010          10.09
                                                                                 2011          10.99
                                                                                 2012          10.84
                                                                                 2013          12.35
                                                                                 2014          16.38
                                                                                 2015          17.75
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.55
                                                                                 2010           8.03
                                                                                 2011           8.74
                                                                                 2012           8.52
                                                                                 2013           9.50
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          11.81
                                                                                 2011          13.66
                                                                                 2012          12.46
                                                                                 2013          13.34



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        12.69           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................         9.99     840,468.96
                                                                                        11.23     725,980.03
                                                                                        10.59     544,817.85
                                                                                        11.97     503,745.96
                                                                                        14.58     405,700.17
                                                                                        15.03      66,383.96
                                                                                        14.48           0.00
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.81      10,596.01
                                                                                         9.50       8,790.56
                                                                                         9.15       9,627.03
                                                                                        10.41       9,101.35
                                                                                        11.18           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.34           0.00
                                                                                        10.35       3,314.78
                                                                                        11.59       3,627.47
                                                                                        12.45         982.37
                                                                                        11.70       9,282.19
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.16      87,055.42
                                                                                        16.25      89,247.28
                                                                                        15.57      72,962.46
                                                                                        17.90      37,706.75
                                                                                        23.29      19,785.12
                                                                                        24.93      11,355.83
                                                                                        23.78      10,407.47
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.12      10,434.64
                                                                                         1.19      10,225.03
                                                                                         1.16       9,893.28
MetLife Stock Index Investment Division (Class B)...............................        30.05     189,460.41
                                                                                        33.71     170,861.66
                                                                                        33.57     129,584.67
                                                                                        37.96      49,357.05
                                                                                        48.98      28,224.11
                                                                                        54.27      13,706.09
                                                                                        53.66      15,489.54
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.06       1,376.37
                                                                                        12.19      13,084.41
                                                                                         9.71      15,367.97
                                                                                        11.31      15,632.82
                                                                                        10.53      18,363.99
                                                                                         9.64      19,441.99
                                                                                         8.14      22,746.69
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.46      73,850.73
                                                                                        13.60      60,180.29
                                                                                        11.90      34,739.71
                                                                                        13.60      14,495.73
                                                                                        15.89       4,873.07
                                                                                        14.49       2,423.14
                                                                                        13.94       1,821.26
MFS(Reg. TM) Total Return Investment Division (Class B).........................        35.41      13,646.39
                                                                                        38.09      13,104.32
                                                                                        38.13       6,109.91
                                                                                        41.57       1,531.71
                                                                                        48.35       1,017.03
                                                                                        51.33           0.00
                                                                                        50.08           0.00
MFS(Reg. TM) Value Investment Division (Class B)................................        10.09      44,248.19
                                                                                        10.99      44,232.39
                                                                                        10.84      31,785.71
                                                                                        12.35      14,934.43
                                                                                        16.38      14,016.30
                                                                                        17.75       1,827.67
                                                                                        17.32         280.27
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.03       4,101.54
                                                                                         8.74       4,507.16
                                                                                         8.52       2,405.54
                                                                                         9.50         838.19
                                                                                        10.39           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        13.66      37,431.27
                                                                                        12.46      26,713.74
                                                                                        13.34      17,175.14
                                                                                        18.17       8,994.17

                               2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          18.17
                                                                                  2015          17.98
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.75
                                                                                  2010          10.83
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.03
                                                                                  2010          11.19
                                                                                  2011          11.83
                                                                                  2012          10.13
                                                                                  2013          11.71
                                                                                  2014          13.94
                                                                                  2015          12.80
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          13.98
                                                                                  2011          15.25
                                                                                  2012          15.77
                                                                                  2013          16.95
                                                                                  2014          22.95
                                                                                  2015          22.42
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.75
                                                                                  2010          12.19
                                                                                  2011          14.68
                                                                                  2012          13.62
                                                                                  2013          14.05
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.25
                                                                                  2010          15.03
                                                                                  2011          17.07
                                                                                  2012          15.32
                                                                                  2013          18.19
                                                                                  2014          22.65
                                                                                  2015          22.66
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.56
                                                                                  2010           8.49
                                                                                  2011           8.96
                                                                                  2012           8.17
                                                                                  2013           9.78
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.08
                                                                                  2010          12.41
                                                                                  2011          13.10
                                                                                  2012          14.27
                                                                                  2013          15.25
                                                                                  2014          13.56
                                                                                  2015          13.66
PIMCO Total Return Investment Division (Class B)................................. 2009          12.42
                                                                                  2010          14.49
                                                                                  2011          15.36
                                                                                  2012          15.52
                                                                                  2013          16.62
                                                                                  2014          15.97
                                                                                  2015          16.30
Pioneer Strategic Income Investment Division (Class E)........................... 2009          16.00
                                                                                  2010          20.44
                                                                                  2011          22.44
                                                                                  2012          22.74
                                                                                  2013          24.83
                                                                                  2014          24.67
                                                                                  2015          25.24
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.70
                                                                                  2013          10.82
                                                                                  2014          10.12
                                                                                  2015          10.66
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.70
                                                                                  2015          11.39
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.62
                                                                                  2010          13.43
                                                                                  2011          16.66
                                                                                  2012          15.62
                                                                                  2013          17.76
                                                                                  2014          24.05
                                                                                  2015          24.68



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         17.98       3,099.77
                                                                                         16.73       3,066.38
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.83      33,038.61
                                                                                         11.69           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.19     113,379.18
                                                                                         11.83     120,965.57
                                                                                         10.13      99,290.99
                                                                                         11.71      49,876.44
                                                                                         13.94      30,924.84
                                                                                         12.80      22,005.61
                                                                                         12.38      18,383.18
Neuberger Berman Genesis Investment Division (Class B)...........................        15.25      27,113.12
                                                                                         15.77      20,589.40
                                                                                         16.95       8,252.77
                                                                                         22.95       4,818.19
                                                                                         22.42           0.00
                                                                                         22.05           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.19      18,352.44
                                                                                         14.68      14,904.55
                                                                                         13.62      15,211.89
                                                                                         14.05       8,935.83
                                                                                         15.20           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        15.03      35,006.22
                                                                                         17.07      36,283.31
                                                                                         15.32      29,824.08
                                                                                         18.19      18,629.18
                                                                                         22.65       5,000.85
                                                                                         22.66         699.38
                                                                                         23.08         402.55
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.49       7,378.12
                                                                                          8.96       1,921.33
                                                                                          8.17       1,202.27
                                                                                          9.78         103.95
                                                                                         10.38           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03           0.00
                                                                                          0.95           0.00
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.41      69,311.59
                                                                                         13.10      66,501.36
                                                                                         14.27      50,885.16
                                                                                         15.25      40,821.09
                                                                                         13.56      32,887.87
                                                                                         13.66      23,879.20
                                                                                         12.97      19,031.29
PIMCO Total Return Investment Division (Class B).................................        14.49     150,182.39
                                                                                         15.36     207,668.11
                                                                                         15.52     175,720.58
                                                                                         16.62     100,588.64
                                                                                         15.97      80,434.82
                                                                                         16.30      66,164.16
                                                                                         15.97      64,200.54
Pioneer Strategic Income Investment Division (Class E)...........................        20.44         345.98
                                                                                         22.44      26,598.31
                                                                                         22.74      21,394.23
                                                                                         24.83      17,557.77
                                                                                         24.67      17,931.30
                                                                                         25.24      17,723.16
                                                                                         24.37      17,518.33
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.70           0.00
                                                                                         10.82       4,725.36
                                                                                         10.12       1,336.14
                                                                                         10.66           0.00
                                                                                         10.49           0.00
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.70           0.00
                                                                                         11.39           0.00
                                                                                         11.02           0.00
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        13.43      75,709.38
                                                                                         16.66      53,609.77
                                                                                         15.62      33,343.31
                                                                                         17.76      21,512.18
                                                                                         24.05       9,099.15
                                                                                         24.68       2,640.65
                                                                                         23.10       2,612.65

                                           2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06       5,800.38
                                                                             2013           1.06           1.14      12,569.60
                                                                             2014           1.14           1.21      12,440.34
                                                                             2015           1.21           1.17       9,734.77
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.30          10.26      59,199.97
                                                                             2010          10.26          11.29     356,694.86
                                                                             2011          11.29          11.17     329,553.88
                                                                             2012          11.17          12.35     312,475.42
                                                                             2013          12.35          13.67     109,960.41
                                                                             2014          13.67          14.17      88,955.92
                                                                             2015          14.17          13.61      29,934.72
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.45           9.73      11,764.84
                                                                             2010           9.73          10.88      15,005.95
                                                                             2011          10.88          10.43      23,889.08
                                                                             2012          10.43          11.75      21,231.13
                                                                             2013          11.75          13.60       3,933.45
                                                                             2014          13.60          14.04           0.00
                                                                             2015          14.04          13.44           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          15.85          19.92      29,455.13
                                                                             2014          19.92          21.24      11,135.36
                                                                             2015          21.24          23.00       5,712.34
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           3.00           5.18     274,215.52
                                                                             2010           5.18           6.49     177,222.62
                                                                             2011           6.49           5.72     128,984.56
                                                                             2012           5.72           6.29      73,697.73
                                                                             2013           6.29           6.56           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           4.90           7.85     169,838.19
                                                                             2010           7.85           9.82     168,221.24
                                                                             2011           9.82           9.47     134,850.19
                                                                             2012           9.47          10.54      88,029.90
                                                                             2013          10.54          14.11      60,387.69
                                                                             2014          14.11          15.59      36,071.22
                                                                             2015          15.59          16.29      24,019.16
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           8.02          12.56      40,836.65
                                                                             2010          12.56          16.57      27,747.20
                                                                             2011          16.57          16.47      26,835.49
                                                                             2012          16.47          18.70      15,031.37
                                                                             2013          18.70          26.41       7,561.46
                                                                             2014          26.41          27.60       4,931.38
                                                                             2015          27.60          27.70       3,385.59
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.01          14.67       1,040.06
                                                                             2010          14.67          18.55       1,127.29
                                                                             2011          18.55          15.14       1,027.34
                                                                             2012          15.14          15.21       1,661.90
                                                                             2013          15.21          16.51       1,411.83
                                                                             2014          16.51          13.13       1,264.67
                                                                             2015          13.13           8.65       1,747.83
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          14.77          15.13      60,525.75
                                                                             2010          15.13          15.64      56,306.02
                                                                             2011          15.64          16.13      33,008.38
                                                                             2012          16.13          16.28       7,940.14
                                                                             2013          16.28          15.81       2,080.22
                                                                             2014          15.81          15.88       1,592.74
                                                                             2015          15.88          15.61       1,571.85
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          16.79          27.13      38,740.09
                                                                             2010          27.13          29.70      36,558.17
                                                                             2011          29.70          27.85      32,821.66
                                                                             2012          27.85          30.73      11,771.53
                                                                             2013          30.73          40.15       5,073.25
                                                                             2014          40.15          43.41       1,921.64
                                                                             2015          43.41          43.44       1,174.97
WMC Large Cap Research Investment Division (Class B)........................ 2009          34.93          48.16       2,034.11
                                                                             2010          48.16          53.06       2,771.42
                                                                             2011          53.06          52.12       3,407.29
                                                                             2012          52.12          57.91       3,116.40
                                                                             2013          57.91          76.18       2,099.65
                                                                             2014          76.18          84.72          18.09
                                                                             2015          84.72          86.73           0.00

                                                                                         AT 2.30 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          13.27          23.18     137,244.23
                                                                                2010          23.18          27.74     119,958.89
                                                                                2011          27.74          21.92      89,152.02
                                                                                2012          21.92          25.31      54,019.83
                                                                                2013          25.31          31.73      23,248.89
                                                                                2014          31.73          31.67       9,539.90
                                                                                2015          31.67          31.03       5,926.56
American Funds Growth-Income Investment Division (Class 2)..................... 2009          50.42          75.40      36,089.45
                                                                                2010          75.40          82.10      36,287.44
                                                                                2011          82.10          78.77      26,286.99
                                                                                2012          78.77          90.43      13,723.88
                                                                                2013          90.43         117.98       5,229.67
                                                                                2014         117.98         127.56       1,991.39
                                                                                2015         127.56         126.47       1,842.40





                                     2.10 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)...................................................................... 2011           9.99
                                                                                 2012           9.69
                                                                                 2013          10.44
                                                                                 2014          11.36
                                                                                 2015          11.94
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)........................................................... 2014           0.99
                                                                                 2015           1.03
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)....... 2009           6.30
                                                                                 2010           8.83
                                                                                 2011           9.70
                                                                                 2012           9.30
                                                                                 2013          10.33
                                                                                 2014          12.00
                                                                                 2015          12.46
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)......... 2009           5.55
                                                                                 2010           8.30
                                                                                 2011           9.23
                                                                                 2012           8.61
                                                                                 2013           9.79
                                                                                 2014          11.99
                                                                                 2015          12.50
American Funds(Reg. TM) Growth Investment Division (Class C).................... 2009           4.99
                                                                                 2010           7.79
                                                                                 2011           9.03
                                                                                 2012           8.43
                                                                                 2013           9.70
                                                                                 2014          12.32
                                                                                 2015          13.06
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)....... 2009           7.09
                                                                                 2010           9.24
                                                                                 2011           9.94
                                                                                 2012           9.75
                                                                                 2013          10.59
                                                                                 2014          11.77
                                                                                 2015          12.23
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)............... 2011          10.34
                                                                                 2012          10.55
                                                                                 2013          11.42
                                                                                 2014          10.80
                                                                                 2015          11.00
Baillie Gifford International Stock Investment Division (Class B)............... 2009           7.68
                                                                                 2010          11.29
                                                                                 2011          11.81
                                                                                 2012           9.24
                                                                                 2013          10.80
                                                                                 2014          12.17
                                                                                 2015          11.52
Barclays Aggregate Bond Index Investment Division (Class B)..................... 2009          13.27
                                                                                 2010          13.77



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (formerly
AllianceBernstein Global Dynamic Allocation Investment Division (Class B))
(5/2/2011)......................................................................         9.69           0.00
                                                                                        10.44           0.00
                                                                                        11.36           0.00
                                                                                        11.94           0.00
                                                                                        11.76       1,134.49
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014)...........................................................         1.03           0.00
                                                                                         1.00           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C).......         8.83      39,922.51
                                                                                         9.70      62,515.56
                                                                                         9.30      60,129.42
                                                                                        10.33      58,058.54
                                                                                        12.00      25,080.58
                                                                                        12.46      24,239.94
                                                                                        12.11      23,395.93
American Funds(Reg. TM) Growth Allocation Investment Division (Class C).........         8.30     560,074.35
                                                                                         9.23     390,952.72
                                                                                         8.61     262,539.05
                                                                                         9.79     207,904.55
                                                                                        11.99     195,158.92
                                                                                        12.50     184,074.78
                                                                                        12.14     183,292.70
American Funds(Reg. TM) Growth Investment Division (Class C)....................         7.79           0.00
                                                                                         9.03           0.00
                                                                                         8.43           0.00
                                                                                         9.70           0.00
                                                                                        12.32           0.00
                                                                                        13.06           0.00
                                                                                        13.61           0.00
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C).......         9.24      17,147.38
                                                                                         9.94      65,652.07
                                                                                         9.75      69,926.04
                                                                                        10.59     104,718.84
                                                                                        11.77     101,003.59
                                                                                        12.23      97,545.38
                                                                                        11.88      73,273.13
AQR Global Risk Balanced Investment Division (Class B) (5/2/2011)...............        10.55           0.00
                                                                                        11.42           0.00
                                                                                        10.80       2,396.99
                                                                                        11.00       5,255.12
                                                                                         9.74       5,923.84
Baillie Gifford International Stock Investment Division (Class B)...............        11.29           0.00
                                                                                        11.81           0.54
                                                                                         9.24           0.00
                                                                                        10.80           0.00
                                                                                        12.17           0.00
                                                                                        11.52           0.00
                                                                                        11.04           0.00
Barclays Aggregate Bond Index Investment Division (Class B).....................        13.77       5,987.41
                                                                                        14.25       6,059.46

                                   2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                                 BEGINNING OF
                                                                                                     YEAR
                                                                                                 ACCUMULATION
INVESTMENT DIVISION                                                                       YEAR    UNIT VALUE
---------------------------------------------------------------------------------------- ------ --------------
                                                                                         2011          14.25
                                                                                         2012          14.98
                                                                                         2013          15.20
                                                                                         2014          14.50
                                                                                         2015          14.98
BlackRock Bond Income Investment Division (Class B)..................................... 2009          38.08
                                                                                         2010          41.25
                                                                                         2011          43.65
                                                                                         2012          45.44
                                                                                         2013          47.73
                                                                                         2014          46.27
                                                                                         2015          48.39
BlackRock Capital Appreciation Investment Division (Class B)............................ 2009          16.26
                                                                                         2010          24.18
                                                                                         2011          28.29
                                                                                         2012          25.16
                                                                                         2013          28.11
                                                                                         2014          36.86
                                                                                         2015          39.21
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011).............................................................................. 2011           9.99
                                                                                         2012           9.52
                                                                                         2013          10.17
                                                                                         2014          10.99
                                                                                         2015          11.40
BlackRock Large Cap Value Investment Division (Class B)................................. 2009           7.22
                                                                                         2010           9.73
                                                                                         2011          10.38
                                                                                         2012          10.38
                                                                                         2013          11.58
                                                                                         2014          14.94
                                                                                         2015          16.05
BlackRock Money Market Investment Division (Class B).................................... 2009          19.96
                                                                                         2010          19.63
                                                                                         2011          19.22
                                                                                         2012          18.82
                                                                                         2013          18.43
                                                                                         2014          18.05
                                                                                         2015          17.67
Clarion Global Real Estate Investment Division (Class B)................................ 2009           6.48
                                                                                         2010          11.97
                                                                                         2011          13.61
                                                                                         2012          12.58
                                                                                         2013          15.52
                                                                                         2014          15.73
                                                                                         2015          17.45
ClearBridge Aggressive Growth Investment Division (Class B)............................. 2009           4.04
                                                                                         2010           5.81
                                                                                         2011           7.05
                                                                                         2012           7.12
                                                                                         2013           8.27
                                                                                         2014          11.79
                                                                                         2015          13.73
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B))......................... 2009          77.65
                                                                                         2010         118.64
                                                                                         2011         127.10
                                                                                         2012         115.07
                                                                                         2013         138.03
                                                                                         2014         174.08
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B)....... 2009           3.14
                                                                                         2010           5.25
                                                                                         2011           5.52
Frontier Mid Cap Growth Investment Division (Class B)................................... 2009          20.95
                                                                                         2010          34.02
                                                                                         2011          38.31
                                                                                         2012          36.29
                                                                                         2013          39.34
                                                                                         2014          51.01
                                                                                         2015          55.39
Harris Oakmark International Investment Division (Class B).............................. 2009           8.56
                                                                                         2010          16.40



                                                                                                          NUMBER OF
                                                                                           END OF YEAR   ACCUMULATION
                                                                                          ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                        UNIT VALUE        YEAR
---------------------------------------------------------------------------------------- -------------- -------------
                                                                                                14.98       5,800.43
                                                                                                15.20       4,302.67
                                                                                                14.50       7,543.58
                                                                                                14.98       7,973.53
                                                                                                14.68       8,291.22
BlackRock Bond Income Investment Division (Class B).....................................        41.25         439.47
                                                                                                43.65         433.45
                                                                                                45.44         503.15
                                                                                                47.73         395.43
                                                                                                46.27         420.87
                                                                                                48.39         407.88
                                                                                                47.55         411.75
BlackRock Capital Appreciation Investment Division (Class B)............................        24.18         447.80
                                                                                                28.29         450.70
                                                                                                25.16           0.00
                                                                                                28.11           0.00
                                                                                                36.86           0.00
                                                                                                39.21           0.00
                                                                                                40.70           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(5/2/2011)..............................................................................         9.52           0.00
                                                                                                10.17           0.00
                                                                                                10.99           0.00
                                                                                                11.40           0.00
                                                                                                11.15           0.00
BlackRock Large Cap Value Investment Division (Class B).................................         9.73           0.00
                                                                                                10.38           0.92
                                                                                                10.38         603.54
                                                                                                11.58           0.00
                                                                                                14.94           0.00
                                                                                                16.05           0.00
                                                                                                14.74           0.00
BlackRock Money Market Investment Division (Class B)....................................        19.63           0.00
                                                                                                19.22           0.00
                                                                                                18.82           0.00
                                                                                                18.43           0.00
                                                                                                18.05           0.00
                                                                                                17.67           0.00
                                                                                                17.30           0.00
Clarion Global Real Estate Investment Division (Class B)................................        11.97       3,594.93
                                                                                                13.61       3,241.36
                                                                                                12.58       7,443.84
                                                                                                15.52       6,441.63
                                                                                                15.73       9,024.00
                                                                                                17.45       8,760.82
                                                                                                16.85       5,921.64
ClearBridge Aggressive Growth Investment Division (Class B).............................         5.81           0.00
                                                                                                 7.05           0.00
                                                                                                 7.12       7,895.98
                                                                                                 8.27       7,600.61
                                                                                                11.79       7,129.66
                                                                                                13.73       6,968.03
                                                                                                12.90       7,411.93
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)).........................       118.64         624.85
                                                                                               127.10         538.98
                                                                                               115.07         274.82
                                                                                               138.03         266.96
                                                                                               174.08         266.96
                                                                                               180.87           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B) and
before that MFS(Reg. TM) Investors Trust Investment Division (Class B)) (Class B).......         5.25           0.00
                                                                                                 5.52           0.00
                                                                                                 5.86           0.00
Frontier Mid Cap Growth Investment Division (Class B)...................................        34.02           0.00
                                                                                                38.31           0.41
                                                                                                36.29          43.35
                                                                                                39.34           0.00
                                                                                                51.01           0.00
                                                                                                55.39           0.00
                                                                                                55.65           0.00
Harris Oakmark International Investment Division (Class B)..............................        16.40          42.91
                                                                                                18.70          27.69

                                           2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          18.70          15.70       3,349.03
                                                                             2012          15.70          19.87       3,215.01
                                                                             2013          19.87          25.39       3,009.31
                                                                             2014          25.39          23.42       2,940.90
                                                                             2015          23.42          21.89       3,001.37
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.04      25,910.72
                                                                             2014           1.04           1.07      70,890.17
                                                                             2015           1.07           1.00      82,329.45
Invesco Mid Cap Value Investment Division (Class B)......................... 2009          10.49          18.60       3,007.70
                                                                             2010          18.60          22.96       1,561.34
                                                                             2011          22.96          20.98       1,771.72
                                                                             2012          20.98          23.15           0.00
Invesco Mid Cap Value Investment Division (Class B)......................... 2012          23.04          23.57       1,206.50
                                                                             2013          23.57          30.08       1,026.81
                                                                             2014          30.08          32.30         979.28
                                                                             2015          32.30          28.78       1,074.88
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           7.92          12.06           0.00
                                                                             2010          12.06          14.90           0.00
                                                                             2011          14.90          14.44           0.00
                                                                             2012          14.44          16.71           0.00
                                                                             2013          16.71          22.94           0.00
                                                                             2014          22.94          24.24           0.00
                                                                             2015          24.24          23.33           0.00
Jennison Growth Investment Division (Class B)............................... 2009           2.99           4.36           0.00
                                                                             2010           4.36           4.76           7.02
                                                                             2011           4.76           4.67           0.00
                                                                             2012           4.67           5.28           0.00
                                                                             2013           5.28           7.07           0.00
                                                                             2014           7.07           7.53           0.00
                                                                             2015           7.53           8.15       1,684.10
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B))......................... 2009           4.69           7.32           0.00
                                                                             2010           7.32           7.84           4.28
                                                                             2011           7.84           7.57           0.00
                                                                             2012           7.57           8.50           0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)................ 2013          10.84          10.26           0.00
                                                                             2014          10.26          10.56           0.00
                                                                             2015          10.56          10.39           0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American
Funds(Reg. TM) Bond Investment Division (Class C)).......................... 2009           8.82           9.78           0.00
                                                                             2010           9.78          10.16           0.00
                                                                             2011          10.16          10.52           0.00
                                                                             2012          10.52          10.81           0.00
                                                                             2013          10.81          10.78           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.13      12,495.59
                                                                             2014           1.13           1.18      29,691.71
                                                                             2015           1.18           1.17      45,192.90
JPMorgan Small Cap Value Investment Division (Class B)...................... 2009           7.59          12.09           0.00
                                                                             2010          12.09          14.12           0.00
                                                                             2011          14.12          12.40           0.00
                                                                             2012          12.40          14.00           0.00
                                                                             2013          14.00          18.22           0.00
                                                                             2014          18.22          18.62           0.00
                                                                             2015          18.62          16.88           0.00
Loomis Sayles Global Markets Investment Division (Class B).................. 2009           7.09          10.56           0.00
                                                                             2010          10.56          12.62           0.00
                                                                             2011          12.62          12.17           0.00
                                                                             2012          12.17          13.94           0.00
                                                                             2013          13.94          15.99       4,028.78
                                                                             2014          15.99          16.20       3,937.44
                                                                             2015          16.20          16.05       3,650.21
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)).......................... 2009           7.45           9.94           0.00
                                                                             2010           9.94          10.89           0.00
                                                                             2011          10.89          10.89       5,188.27
                                                                             2012          10.89          12.00       4,994.18
                                                                             2013          12.00          12.49           0.00
Loomis Sayles Small Cap Core Investment Division (Class B).................. 2009          16.86          25.52           0.00
                                                                             2010          25.52          31.79           1.04
                                                                             2011          31.79          31.24       1,834.50
                                                                             2012          31.24          34.95       1,765.87
                                                                             2013          34.95          48.15       1,656.46

                                                                                       BEGINNING OF                  NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2014          48.15          48.80       1,618.91
                                                                                2015          48.80          46.96       1,500.81
Lord Abbett Bond Debenture Investment Division (Class B)....................... 2009          14.58          18.92         968.24
                                                                                2010          18.92          20.93         913.94
                                                                                2011          20.93          21.41       3,485.91
                                                                                2012          21.41          23.67       2,526.75
                                                                                2013          23.67          25.03       2,370.19
                                                                                2014          25.03          25.70       2,316.46
                                                                                2015          25.70          24.61       2,147.47
Met/Artisan Mid Cap Value Investment Division (Class B)........................ 2009          14.41          23.58           0.00
                                                                                2010          23.58          26.50           0.00
                                                                                2011          26.50          27.63       2,111.19
                                                                                2012          27.63          30.19       2,032.21
                                                                                2013          30.19          40.36       1,906.30
                                                                                2014          40.36          40.18       1,863.08
                                                                                2015          40.18          35.54       1,727.17
Met/Dimensional International Small Company Investment Division
(Class B)...................................................................... 2009           8.30          14.14           0.00
                                                                                2010          14.14          16.98           0.00
                                                                                2011          16.98          13.92           0.00
                                                                                2012          13.92          16.07           0.00
                                                                                2013          16.07          20.09           0.00
                                                                                2014          20.09          18.35           0.00
                                                                                2015          18.35          19.00           0.00
Met/Eaton Vance Floating Rate Investment Division (Class B).................... 2010           9.99          10.17           0.00
                                                                                2011          10.17          10.16           0.00
                                                                                2012          10.16          10.68           0.00
                                                                                2013          10.68          10.85           0.00
                                                                                2014          10.85          10.71           0.00
                                                                                2015          10.71          10.40           0.00
Met/Franklin Low Duration Total Return Investment Division (Class B)
(5/2/2011)..................................................................... 2011           9.98           9.72           0.00
                                                                                2012           9.72           9.93           0.00
                                                                                2013           9.93           9.84           0.00
                                                                                2014           9.84           9.74           0.00
                                                                                2015           9.74           9.47           0.00
Met/Templeton International Bond Investment Division (Class B)................. 2009           9.99          10.84           0.00
                                                                                2010          10.84          12.05           0.00
                                                                                2011          12.05          11.77           0.00
                                                                                2012          11.77          13.17           0.00
                                                                                2013          13.17          13.03           0.00
                                                                                2014          13.03          12.90           0.00
                                                                                2015          12.90          12.11           0.00
MetLife Asset Allocation 100 Investment Division (Class B)..................... 2011          11.65           9.93           0.00
                                                                                2012           9.93          11.36           0.00
                                                                                2013          11.36          14.40           0.00
                                                                                2014          14.40          14.82           0.00
                                                                                2015          14.82          14.22           0.00
MetLife Asset Allocation 100 Investment Division (Class B) (formerly MetLife
Aggressive Allocation Investment Division (Class B))........................... 2009           6.19           9.54           0.00
                                                                                2010           9.54          10.81           0.00
                                                                                2011          10.81          11.69           0.00
MetLife Asset Allocation 20 Investment Division (Class B)...................... 2009           8.95          10.97      21,274.88
                                                                                2010          10.97          11.82      21,062.10
                                                                                2011          11.82          11.95      20,837.13
                                                                                2012          11.95          12.78      20,618.39
                                                                                2013          12.78          13.05      20,390.62
                                                                                2014          13.05          13.35      20,161.47
                                                                                2015          13.35          12.99      19,916.64
MetLife Asset Allocation 40 Investment Division (Class B)...................... 2009           8.19          10.70           0.00
                                                                                2010          10.70          11.68           0.00
                                                                                2011          11.68          11.56           0.00
                                                                                2012          11.56          12.62           0.00
                                                                                2013          12.62          13.71           0.00
                                                                                2014          13.71          14.08           0.00
                                                                                2015          14.08          13.64           0.00
MetLife Asset Allocation 60 Investment Division (Class B)...................... 2009           7.45          10.36       6,405.84
                                                                                2010          10.36          11.48      24,130.62
                                                                                2011          11.48          11.09      23,831.59
                                                                                2012          11.09          12.29      23,538.04
                                                                                2013          12.29          14.21       1,260.00
                                                                                2014          14.21          14.61           0.00
                                                                                2015          14.61          14.13           0.00
MetLife Asset Allocation 80 Investment Division (Class A) (formerly MetLife
Growth Strategy Investment Division (Class B)) (4/29/2013)..................... 2013          11.22          12.73           0.00

                               2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
                                                                                 2014          12.73
MetLife Asset Allocation 80 Investment Division (Class B)....................... 2009           6.78
                                                                                 2010           9.97
                                                                                 2011          11.20
                                                                                 2012          10.55
                                                                                 2013          11.92
                                                                                 2014          14.52
                                                                                 2015          14.96
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))...................... 2009           6.13
                                                                                 2010           8.81
                                                                                 2011           9.49
                                                                                 2012           9.13
                                                                                 2013          10.38
MetLife Balanced Plus Investment Division (Class B)............................. 2011           9.99
                                                                                 2012           9.33
                                                                                 2013          10.34
                                                                                 2014          11.58
                                                                                 2015          12.43
MetLife Mid Cap Stock Index Investment Division (Class B)....................... 2009           8.14
                                                                                 2010          13.10
                                                                                 2011          16.16
                                                                                 2012          15.48
                                                                                 2013          17.79
                                                                                 2014          23.14
                                                                                 2015          24.75
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..... 2013           1.07
                                                                                 2014           1.11
                                                                                 2015           1.19
MetLife Stock Index Investment Division (Class B)............................... 2009          19.89
                                                                                 2010          29.76
                                                                                 2011          33.37
                                                                                 2012          33.21
                                                                                 2013          37.53
                                                                                 2014          48.40
                                                                                 2015          53.61
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B).............. 2009           5.34
                                                                                 2010          10.04
                                                                                 2011          12.16
                                                                                 2012           9.68
                                                                                 2013          11.27
                                                                                 2014          10.49
                                                                                 2015           9.60
MFS(Reg. TM) Research International Investment Division (Class B)............... 2009           7.64
                                                                                 2010          12.41
                                                                                 2011          13.53
                                                                                 2012          11.83
                                                                                 2013          13.52
                                                                                 2014          15.79
                                                                                 2015          14.39
MFS(Reg. TM) Total Return Investment Division (Class B)......................... 2009          26.91
                                                                                 2010          35.01
                                                                                 2011          37.64
                                                                                 2012          37.66
                                                                                 2013          41.04
                                                                                 2014          47.71
                                                                                 2015          50.62
MFS(Reg. TM) Value Investment Division (Class B)................................ 2009           6.94
                                                                                 2010          10.04
                                                                                 2011          10.93
                                                                                 2012          10.77
                                                                                 2013          12.26
                                                                                 2014          16.26
                                                                                 2015          17.61
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))........................................... 2009           5.55
                                                                                 2010           8.03
                                                                                 2011           8.73
                                                                                 2012           8.50
                                                                                 2013           9.48
Morgan Stanley Mid Cap Growth Investment Division (Class B)..................... 2010          11.73
                                                                                 2011          13.57
                                                                                 2012          12.36
                                                                                 2013          13.23



                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
                                                                                        12.65           0.00
MetLife Asset Allocation 80 Investment Division (Class B).......................         9.97      25,827.40
                                                                                        11.20      53,265.28
                                                                                        10.55      48,932.06
                                                                                        11.92      48,480.95
                                                                                        14.52      65,547.25
                                                                                        14.96      64,968.52
                                                                                        14.40      64,327.25
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B))......................         8.81           0.00
                                                                                         9.49           0.00
                                                                                         9.13           0.00
                                                                                        10.38           0.00
                                                                                        11.15           0.00
MetLife Balanced Plus Investment Division (Class B).............................         9.33           0.00
                                                                                        10.34           0.00
                                                                                        11.58       3,115.98
                                                                                        12.43       7,307.85
                                                                                        11.67       9,413.81
MetLife Mid Cap Stock Index Investment Division (Class B).......................        13.10       1,124.85
                                                                                        16.16       1,010.38
                                                                                        15.48         994.35
                                                                                        17.79         972.31
                                                                                        23.14       1,233.77
                                                                                        24.75       1,214.29
                                                                                        23.60       1,239.96
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).....         1.11      55,379.09
                                                                                         1.19      54,725.18
                                                                                         1.15      65,285.97
MetLife Stock Index Investment Division (Class B)...............................        29.76       7,687.22
                                                                                        33.37       6,073.78
                                                                                        33.21       5,948.06
                                                                                        37.53       5,751.27
                                                                                        48.40       7,187.22
                                                                                        53.61       6,784.31
                                                                                        52.97       6,859.80
MFS(Reg. TM) Emerging Markets Equity Investment Division (Class B)..............        10.04           0.00
                                                                                        12.16           0.00
                                                                                         9.68           0.00
                                                                                        11.27           0.00
                                                                                        10.49           0.00
                                                                                         9.60           0.00
                                                                                         8.10           0.00
MFS(Reg. TM) Research International Investment Division (Class B)...............        12.41         740.44
                                                                                        13.53         743.75
                                                                                        11.83           0.00
                                                                                        13.52           0.00
                                                                                        15.79           0.00
                                                                                        14.39           0.00
                                                                                        13.84           0.00
MFS(Reg. TM) Total Return Investment Division (Class B).........................        35.01           0.00
                                                                                        37.64           0.00
                                                                                        37.66           0.00
                                                                                        41.04           0.00
                                                                                        47.71           0.00
                                                                                        50.62           0.00
                                                                                        49.37           0.00
MFS(Reg. TM) Value Investment Division (Class B)................................        10.04           0.00
                                                                                        10.93           0.00
                                                                                        10.77           0.00
                                                                                        12.26           0.00
                                                                                        16.26           0.00
                                                                                        17.61           0.00
                                                                                        17.18           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B))...........................................         8.03           0.00
                                                                                         8.73           0.00
                                                                                         8.50           0.00
                                                                                         9.48           0.00
                                                                                        10.36           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B).....................        13.57           0.00
                                                                                        12.36           0.00
                                                                                        13.23           0.00
                                                                                        18.01           0.00

                               2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2014          18.01
                                                                                  2015          17.82
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           7.70
                                                                                  2010          10.76
MSCI EAFE(Reg. TM) Index Investment Division (Class B)........................... 2009           7.00
                                                                                  2010          11.13
                                                                                  2011          11.76
                                                                                  2012          10.06
                                                                                  2013          11.63
                                                                                  2014          13.84
                                                                                  2015          12.70
Neuberger Berman Genesis Investment Division (Class B)........................... 2010          13.92
                                                                                  2011          15.17
                                                                                  2012          15.68
                                                                                  2013          16.85
                                                                                  2014          22.80
                                                                                  2015          22.26
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................... 2009           7.72
                                                                                  2010          12.14
                                                                                  2011          14.61
                                                                                  2012          13.55
                                                                                  2013          13.97
Oppenheimer Global Equity Investment Division (Class B).......................... 2009           9.20
                                                                                  2010          14.93
                                                                                  2011          16.95
                                                                                  2012          15.21
                                                                                  2013          18.04
                                                                                  2014          22.46
                                                                                  2015          22.46
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)).............................. 2009           5.55
                                                                                  2010           8.49
                                                                                  2011           8.95
                                                                                  2012           8.16
                                                                                  2013           9.76
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)....... 2014           0.99
                                                                                  2015           1.03
PIMCO Inflation Protected Bond Investment Division (Class B)..................... 2009          11.05
                                                                                  2010          12.37
                                                                                  2011          13.05
                                                                                  2012          14.20
                                                                                  2013          15.18
                                                                                  2014          13.48
                                                                                  2015          13.59
PIMCO Total Return Investment Division (Class B)................................. 2009          12.37
                                                                                  2010          14.43
                                                                                  2011          15.28
                                                                                  2012          15.44
                                                                                  2013          16.52
                                                                                  2014          15.87
                                                                                  2015          16.19
Pioneer Strategic Income Investment Division (Class E)........................... 2009          15.89
                                                                                  2010          20.28
                                                                                  2011          22.25
                                                                                  2012          22.54
                                                                                  2013          24.60
                                                                                  2014          24.43
                                                                                  2015          24.98
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)...... 2011           9.99
                                                                                  2012          10.70
                                                                                  2013          10.81
                                                                                  2014          10.10
                                                                                  2015          10.64
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013          10.21
                                                                                  2014          10.70
                                                                                  2015          11.38
Russell 2000(Reg. TM) Index Investment Division (Class B)........................ 2009           8.58
                                                                                  2010          13.36
                                                                                  2011          16.56
                                                                                  2012          15.52
                                                                                  2013          17.63
                                                                                  2014          23.86
                                                                                  2015          24.49



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         17.82           0.00
                                                                                         16.57           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.76           0.00
                                                                                         11.62           0.00
MSCI EAFE(Reg. TM) Index Investment Division (Class B)...........................        11.13       3,775.22
                                                                                         11.76       3,964.27
                                                                                         10.06       4,494.63
                                                                                         11.63       4,582.47
                                                                                         13.84       6,149.77
                                                                                         12.70       6,799.19
                                                                                         12.28       7,318.48
Neuberger Berman Genesis Investment Division (Class B)...........................        15.17           4.22
                                                                                         15.68         200.05
                                                                                         16.85           0.00
                                                                                         22.80           0.00
                                                                                         22.26           0.00
                                                                                         21.88           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))...........................................        12.14           0.00
                                                                                         14.61           0.00
                                                                                         13.55           0.00
                                                                                         13.97           0.00
                                                                                         15.11           0.00
Oppenheimer Global Equity Investment Division (Class B)..........................        14.93       1,505.41
                                                                                         16.95       1,422.04
                                                                                         15.21       4,968.61
                                                                                         18.04       4,726.77
                                                                                         22.46       3,801.79
                                                                                         22.46       3,708.74
                                                                                         22.86       3,749.82
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B))..............................         8.49           0.00
                                                                                          8.95           0.00
                                                                                          8.16           0.00
                                                                                          9.76           0.00
                                                                                         10.35           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).......         1.03           0.00
                                                                                          0.95           0.00
PIMCO Inflation Protected Bond Investment Division (Class B).....................        12.37      17,732.66
                                                                                         13.05      18,000.47
                                                                                         14.20       9,283.54
                                                                                         15.18       8,983.71
                                                                                         13.48       8,751.78
                                                                                         13.59       8,672.18
                                                                                         12.89       8,421.84
PIMCO Total Return Investment Division (Class B).................................        14.43       5,933.71
                                                                                         15.28       5,862.31
                                                                                         15.44       4,708.68
                                                                                         16.52       3,397.61
                                                                                         15.87       3,187.09
                                                                                         16.19       3,114.83
                                                                                         15.85       2,887.61
Pioneer Strategic Income Investment Division (Class E)...........................        20.28           0.00
                                                                                         22.25           0.00
                                                                                         22.54           0.00
                                                                                         24.60           0.00
                                                                                         24.43           0.00
                                                                                         24.98           0.00
                                                                                         24.11           0.00
Pyramis(Reg. TM) Government Income Investment Division (Class B) (5/2/2011)......        10.70           0.00
                                                                                         10.81           0.00
                                                                                         10.10           0.00
                                                                                         10.64           0.00
                                                                                         10.46           0.00
Pyramis(Reg. TM) Managed Risk Investment Division (Class B) (4/29/2013)..........        10.70           0.00
                                                                                         11.38           0.00
                                                                                         11.00           0.00
Russell 2000(Reg. TM) Index Investment Division (Class B)........................        13.36       1,126.34
                                                                                         16.56         997.02
                                                                                         15.52       1,004.61
                                                                                         17.63         997.02
                                                                                         23.86       1,215.23
                                                                                         24.49       1,238.54
                                                                                         22.90       1,273.16

                                           2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...... 2012           1.01           1.06           0.00
                                                                             2013           1.06           1.14      30,893.71
                                                                             2014           1.14           1.20      73,532.29
                                                                             2015           1.20           1.17      83,517.92
SSGA Growth and Income ETF Investment Division (Class B) (formerly SSgA
Growth and Income ETF Investment Division (Class B))........................ 2009           7.29          10.24           0.00
                                                                             2010          10.24          11.26           0.00
                                                                             2011          11.26          11.14      37,737.11
                                                                             2012          11.14          12.31      37,303.12
                                                                             2013          12.31          13.61      36,876.63
                                                                             2014          13.61          14.10      36,454.56
                                                                             2015          14.10          13.54      31,852.42
SSGA Growth ETF Investment Division (Class B) (formerly SSgA Growth ETF
Investment Division (Class B)).............................................. 2009           6.44           9.70           0.00
                                                                             2010           9.70          10.85           0.00
                                                                             2011          10.85          10.40           0.00
                                                                             2012          10.40          11.71           0.00
                                                                             2013          11.71          13.54           0.00
                                                                             2014          13.54          13.97           0.00
                                                                             2015          13.97          13.37           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)................ 2013          15.73          19.77       1,165.08
                                                                             2014          19.77          21.07       1,085.95
                                                                             2015          21.07          22.80       1,588.14
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................... 2009           2.99           5.16           0.00
                                                                             2010           5.16           6.45           0.00
                                                                             2011           6.45           5.69           0.00
                                                                             2012           5.69           6.25           0.00
                                                                             2013           6.25           6.52           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B).................. 2009           4.88           7.82       2,797.65
                                                                             2010           7.82           9.78       2,807.04
                                                                             2011           9.78           9.42           0.00
                                                                             2012           9.42          10.48           0.00
                                                                             2013          10.48          14.02           0.00
                                                                             2014          14.02          15.48           0.00
                                                                             2015          15.48          16.17         823.08
T. Rowe Price Small Cap Growth Investment Division (Class B)................ 2009           7.97          12.48           0.00
                                                                             2010          12.48          16.45           2.44
                                                                             2011          16.45          16.34           0.00
                                                                             2012          16.34          18.55           0.00
                                                                             2013          18.55          26.19           0.00
                                                                             2014          26.19          27.35           0.00
                                                                             2015          27.35          27.44         459.24
Van Eck Global Natural Resources Investment Division (Class B) (5/1/2009)... 2009          11.01          14.66           0.00
                                                                             2010          14.66          18.53           0.00
                                                                             2011          18.53          15.12           0.00
                                                                             2012          15.12          15.18           0.00
                                                                             2013          15.18          16.46           0.00
                                                                             2014          16.46          13.09           0.00
                                                                             2015          13.09           8.61           0.00
Western Asset Management U.S. Government Investment Division (Class B)...... 2009          14.66          15.02       3,470.64
                                                                             2010          15.02          15.51       3,473.07
                                                                             2011          15.51          15.99           0.00
                                                                             2012          15.99          16.13           0.00
                                                                             2013          16.13          15.66           0.00
                                                                             2014          15.66          15.72           0.00
                                                                             2015          15.72          15.44           0.00
WMC Core Equity Opportunities Investment Division (Class B)................. 2009          16.67          26.93       1,312.65
                                                                             2010          26.93          29.46         466.02
                                                                             2011          29.46          27.61         485.75
                                                                             2012          27.61          30.45         479.28
                                                                             2013          30.45          39.77         412.30
                                                                             2014          39.77          42.97         392.76
                                                                             2015          42.97          42.98         397.78
WMC Large Cap Research Investment Division (Class B)........................ 2009          34.49          47.53           0.00
                                                                             2010          47.53          52.34           0.00
                                                                             2011          52.34          51.38           0.00
                                                                             2012          51.38          57.06           0.00
                                                                             2013          57.06          75.03           0.00
                                                                             2014          75.03          83.39           0.00
                                                                             2015          83.39          85.33           0.00

                                                                                   AT 2.35 SEPARATE
                                                                                    ACCOUNT CHARGE:
                                                                                 ---------------------
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
American Funds Global Small Capitalization Investment Division (Class 2)........ 2009          13.20
                                                                                 2010          23.05
                                                                                 2011          27.56
                                                                                 2012          21.77
                                                                                 2013          25.12
                                                                                 2014          31.48
                                                                                 2015          31.40
American Funds Growth-Income Investment Division (Class 2)...................... 2009          49.79
                                                                                 2010          74.43
                                                                                 2011          81.01
                                                                                 2012          77.68
                                                                                 2013          89.13
                                                                                 2014         116.23
                                                                                 2015         125.60
The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into the
MetLife Asset
Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values
prior to
                    April 28, 2014 are those of the MetLife Growth Strategy Investment Division.
The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into
Loomis Sayles
Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to
April 29, 2013 are those of the Met/Franklin Income Investment Division................................
The assets of the Met/Franklin Mutual Shares Investment Division of the Met
Investors Fund were merged into MFS(Reg. TM) Value Investment Division of the
Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
Division........................................................................
The assets of the Met/Franklin Templeton Founding Strategy Investment
Division of the Met Investors Fund were merged into MetLife Growth
Strategy Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Franklin Templeton Founding Strategy Investment Division....................
The assets of the MLA Mid Cap Investment Division of the Met Investors
Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the MLA Mid Cap Investment Division.................
The assets of the RCM Technology Investment Division of the Met Investors
Fund were merged into T. Rowe Price Large Cap Growth Investment
Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the RCM Technology Investment
Division........................................................................
The assets of the Met/Templeton Growth Investment Division of the Met
Investors Fund were merged into Oppenheimer Global Equity Investment
Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the Met/Templeton Growth
Investment Division.............................................................
The assets of the Oppenheimer Global Equity Investment Division of the
Metropolitan Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Trust on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Oppenheimer Global Equity Portfolio of the Metropolitan Fund....................
C Class shares of the JPMorgan Core Bond Investment Division of the Met
Investors Fund were exchanged for B Class shares of the JPMorgan Core
Bond Investment Division of the Met Investors Fund on April 29, 2013............
The assets of the Oppenheimer Capital Appreciation Investment Division of
the Met Investors Fund were merged into the Jennison Growth Investment
Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit
Values prior to April 30, 2012 are those of the Oppenheimer Capital
Appreciation Investment Division................................................
The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund
were merged into the Lord Abbett Mid Cap Value Investment Division of the
Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to
April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment
Division of the Metropolitan Fund...............................................
The assets of Legg Mason Value Equity Investment Division of the Met
Investors Fund were merged into the Legg Mason ClearBridge Aggressive
Growth Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason
Value Equity Investment Division................................................
The assets of MetLife Aggressive Allocation Investment Division of the
Metropolitan Fund were merged into the MetLife Aggressive Strategy
Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason
Value Equity Investment Division................................................



                                                                                   AT 2.35 SEPARATE ACCOUNT
                                                                                            CHARGE:
                                                                                 ----------------------------
                                                                                                  NUMBER OF
                                                                                   END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                UNIT VALUE        YEAR
-------------------------------------------------------------------------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)........        23.05       3,143.57
                                                                                        27.56       2,048.82
                                                                                        21.77       1,436.29
                                                                                        25.12         589.52
                                                                                        31.48         516.90
                                                                                        31.40         540.06
                                                                                        30.75         554.04
American Funds Growth-Income Investment Division (Class 2)......................        74.43         866.30
                                                                                        81.01         539.47
                                                                                        77.68         520.88
                                                                                        89.13         165.24
                                                                                       116.23         142.17
                                                                                       125.60         134.55
                                                                                       124.47         137.94
The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into the
MetLife Asset
Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to
                        April 28, 2014 are those of the MetLife Growth Strategy Investment Division.
The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis
Sayles
Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Income Investment Division.......................................
The assets of the Met/Franklin Mutual Shares Investment Division of the Met
Investors Fund were merged into MFS(Reg. TM) Value Investment Division of the
Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
Division........................................................................
The assets of the Met/Franklin Templeton Founding Strategy Investment
Division of the Met Investors Fund were merged into MetLife Growth
Strategy Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Franklin Templeton Founding Strategy Investment Division....................
The assets of the MLA Mid Cap Investment Division of the Met Investors
Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the MLA Mid Cap Investment Division.................
The assets of the RCM Technology Investment Division of the Met Investors
Fund were merged into T. Rowe Price Large Cap Growth Investment
Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the RCM Technology Investment
Division........................................................................
The assets of the Met/Templeton Growth Investment Division of the Met
Investors Fund were merged into Oppenheimer Global Equity Investment
Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the Met/Templeton Growth
Investment Division.............................................................
The assets of the Oppenheimer Global Equity Investment Division of the
Metropolitan Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Trust on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Oppenheimer Global Equity Portfolio of the Metropolitan Fund....................
C Class shares of the JPMorgan Core Bond Investment Division of the Met
Investors Fund were exchanged for B Class shares of the JPMorgan Core
Bond Investment Division of the Met Investors Fund on April 29, 2013............
The assets of the Oppenheimer Capital Appreciation Investment Division of
the Met Investors Fund were merged into the Jennison Growth Investment
Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit
Values prior to April 30, 2012 are those of the Oppenheimer Capital
Appreciation Investment Division................................................
The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund
were merged into the Lord Abbett Mid Cap Value Investment Division of the
Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to
April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment
Division of the Metropolitan Fund...............................................
The assets of Legg Mason Value Equity Investment Division of the Met
Investors Fund were merged into the Legg Mason ClearBridge Aggressive
Growth Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason
Value Equity Investment Division................................................
The assets of MetLife Aggressive Allocation Investment Division of the
Metropolitan Fund were merged into the MetLife Aggressive Strategy
Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the LeggMason
Value Equity Investment Division................................................

                                                                               AT 2.35 SEPARATE ACCOUNT CHARGE:
                                                                      --------------------------------------------------
                                                                              BEGINNING OF                   NUMBER OF
                                                                                  YEAR        END OF YEAR   ACCUMULATION
                                                                              ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                    YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------- ------ -------------- -------------- -------------
The assets of FI Midcap Opportunities Investment Division of the
Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth
Investment Division of the Met Investors Fund on May 3, 2010.
Accumulation unit values prior to May 3, 2010 are those of FI Mid Cap
Opportunities Investment Division....................................

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Investment Divisions of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A as of December 31, 2015, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                                                    AMERICAN FUNDS
                                             AMERICAN FUNDS          GLOBAL SMALL           AMERICAN FUNDS         AMERICAN FUNDS
                                                  BOND              CAPITALIZATION              GROWTH              GROWTH-INCOME
                                           INVESTMENT DIVISION    INVESTMENT DIVISION     INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------   --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value............  $         93,643,222   $        497,974,650    $        997,764,508   $        797,586,264
   Due from Metropolitan Life
     Insurance Company..................                    --                      1                      --                     --
                                          --------------------   --------------------    --------------------   --------------------
        Total Assets....................            93,643,222            497,974,651             997,764,508            797,586,264
                                          --------------------   --------------------    --------------------   --------------------
LIABILITIES:
   Accrued fees.........................                    22                     21                      16                     14
   Due to Metropolitan Life
     Insurance Company..................                     1                     --                       2                    134
                                          --------------------   --------------------    --------------------   --------------------
        Total Liabilities...............                    23                     21                      18                    148
                                          --------------------   --------------------    --------------------   --------------------

NET ASSETS..............................  $         93,643,199   $        497,974,630    $        997,764,490   $        797,586,116
                                          ====================   ====================    ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         93,477,353   $        497,478,561    $        997,020,228   $        796,496,122
   Net assets from contracts in payout..               165,846                496,069                 744,262              1,089,994
                                          --------------------   --------------------    --------------------   --------------------
        Total Net Assets................  $         93,643,199   $        497,974,630    $        997,764,490   $        797,586,116
                                          ====================   ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                            BLACKROCK GLOBAL        CALVERT VP SRI         CALVERT VP SRI         FIDELITY VIP
                                             ALLOCATION V.I.           BALANCED            MID CAP GROWTH          CONTRAFUND
                                           INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             489,448  $          53,307,047  $         11,604,230  $             17,911
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                    --                     1
                                          ---------------------  ---------------------  --------------------  --------------------
        Total Assets....................                489,448             53,307,047            11,604,230                17,912
                                          ---------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      2                      3                    --                     1
   Due to Metropolitan Life
     Insurance Company..................                     --                     --                    --                    --
                                          ---------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                      2                      3                    --                     1
                                          ---------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $             489,446  $          53,307,044  $         11,604,230  $             17,911
                                          =====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             489,446  $          53,307,044  $         11,604,230  $             17,911
   Net assets from contracts in payout..                     --                     --                    --                    --
                                          ---------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $             489,446  $          53,307,044  $         11,604,230  $             17,911
                                          =====================  =====================  ====================  ====================

                                                                                                                 FIDELITY VIP
                                              FIDELITY VIP           FIDELITY VIP          FIDELITY VIP           GOVERNMENT
                                              EQUITY-INCOME        FUNDSMANAGER 50%      FUNDSMANAGER 60%        MONEY MARKET
                                           INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          77,695,087  $        290,525,141  $        302,657,716  $          8,080,716
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................             77,695,087           290,525,141           302,657,716             8,080,716
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                    --                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                      1                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                      2                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          77,695,085  $        290,525,141  $        302,657,716  $          8,080,715
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          76,585,106  $        290,525,141  $        302,657,716  $          8,080,715
   Net assets from contracts in payout..              1,109,979                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          77,695,085  $        290,525,141  $        302,657,716  $          8,080,715
                                          =====================  ====================  ====================  ====================

                                                                     FIDELITY VIP
                                                                   INVESTMENT GRADE
                                            FIDELITY VIP GROWTH          BOND
                                            INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $          95,310,705  $          13,843,675
   Due from Metropolitan Life
     Insurance Company..................                     --                     --
                                          ---------------------  ---------------------
        Total Assets....................             95,310,705             13,843,675
                                          ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     --                     --
   Due to Metropolitan Life
     Insurance Company..................                      1                     --
                                          ---------------------  ---------------------
        Total Liabilities...............                      1                     --
                                          ---------------------  ---------------------

NET ASSETS..............................  $          95,310,704  $          13,843,675
                                          =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          95,310,704  $          13,843,675
   Net assets from contracts in payout..                     --                     --
                                          ---------------------  ---------------------
        Total Net Assets................  $          95,310,704  $          13,843,675
                                          =====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                                                    MIST
                                                                    LMPVET PERMAL                              ALLIANZ GLOBAL
                                           IVY FUNDS VIP ASSET       ALTERNATIVE         MIST AB GLOBAL       INVESTORS DYNAMIC
                                                STRATEGY             SELECT VIT        DYNAMIC ALLOCATION     MULTI-ASSET PLUS
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              2,883  $          1,866,516  $      1,594,775,598  $         57,080,069
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 2,883             1,866,516         1,594,775,598            57,080,069
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                    --                     7                     8
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    --                     8                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              2,882  $          1,866,516  $      1,594,775,590  $         57,080,060
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,882  $          1,866,516  $      1,594,764,301  $         57,080,060
   Net assets from contracts in payout..                    --                    --                11,289                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              2,882  $          1,866,516  $      1,594,775,590  $         57,080,060
                                          ====================  ====================  ====================  ====================


                                              MIST AMERICAN          MIST AMERICAN                                MIST AMERICAN
                                             FUNDS BALANCED          FUNDS GROWTH          MIST AMERICAN         FUNDS MODERATE
                                               ALLOCATION             ALLOCATION           FUNDS GROWTH            ALLOCATION
                                           INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         802,015,871  $        404,659,729  $         369,229,561  $        936,586,109
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................            802,015,871           404,659,729            369,229,561           936,586,109
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      7                     8                      5                     7
   Due to Metropolitan Life
     Insurance Company..................                      2                     1                      3                     1
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      9                     9                      8                     8
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $         802,015,862  $        404,659,720  $         369,229,553  $        936,586,101
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         801,637,622  $        404,597,331  $         369,201,365  $        936,125,166
   Net assets from contracts in payout..                378,240                62,389                 28,188               460,935
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $         802,015,862  $        404,659,720  $         369,229,553  $        936,586,101
                                          =====================  ====================  =====================  ====================


                                                                    MIST BLACKROCK
                                              MIST AQR GLOBAL       GLOBAL TACTICAL
                                               RISK BALANCED          STRATEGIES
                                            INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $       1,279,345,930  $      2,004,095,326
   Due from Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Assets....................          1,279,345,930         2,004,095,326
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      6                     5
   Due to Metropolitan Life
     Insurance Company..................                      1                     1
                                          ---------------------  --------------------
        Total Liabilities...............                      7                     6
                                          ---------------------  --------------------

NET ASSETS..............................  $       1,279,345,923  $      2,004,095,320
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       1,279,336,742  $      2,004,050,370
   Net assets from contracts in payout..                  9,181                44,950
                                          ---------------------  --------------------
        Total Net Assets................  $       1,279,345,923  $      2,004,095,320
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                             MIST BLACKROCK      MIST CLARION GLOBAL    MIST CLEARBRIDGE     MIST GOLDMAN SACHS
                                               HIGH YIELD            REAL ESTATE        AGGRESSIVE GROWTH       MID CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $            172,278  $        233,288,289  $        615,095,442  $            166,863
   Due from Metropolitan Life
     Insurance Company..................                     1                     3                    12                    --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................               172,279           233,288,292           615,095,454               166,863
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     3                    15                    15                     4
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     3                    15                    15                     4
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $            172,276  $        233,288,277  $        615,095,439  $            166,859
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            172,276  $        233,153,629  $        614,866,744  $            166,859
   Net assets from contracts in payout..                    --               134,648               228,695                    --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $            172,276  $        233,288,277  $        615,095,439  $            166,859
                                          ====================  ====================  ====================  =====================

                                               MIST HARRIS          MIST INVESCO
                                                 OAKMARK            BALANCED-RISK         MIST INVESCO          MIST INVESCO
                                              INTERNATIONAL          ALLOCATION             COMSTOCK            MID CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        503,695,690  $        454,441,520  $              8,674  $        422,756,197
   Due from Metropolitan Life
     Insurance Company..................                     4                    --                    --                    25
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           503,695,694           454,441,520                 8,674           422,756,222
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    17                     3                     2                    16
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    17                     4                     2                    16
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        503,695,677  $        454,441,516  $              8,672  $        422,756,206
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        502,978,923  $        454,441,516  $              8,672  $        422,262,701
   Net assets from contracts in payout..               716,754                    --                    --               493,505
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        503,695,677  $        454,441,516  $              8,672  $        422,756,206
                                          ====================  ====================  ====================  ====================


                                              MIST INVESCO          MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,546,983  $         97,049,159
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            50,546,983            97,049,159
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    24                     7
   Due to Metropolitan Life
     Insurance Company..................                     1                    --
                                          --------------------  --------------------
        Total Liabilities...............                    25                     7
                                          --------------------  --------------------

NET ASSETS..............................  $         50,546,958  $         97,049,152
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,525,208  $         97,047,475
   Net assets from contracts in payout..                21,750                 1,677
                                          --------------------  --------------------
        Total Net Assets................  $         50,546,958  $         97,049,152
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                              MIST JPMORGAN
                                              GLOBAL ACTIVE         MIST JPMORGAN      MIST LOOMIS SAYLES     MIST LORD ABBETT
                                               ALLOCATION          SMALL CAP VALUE       GLOBAL MARKETS        BOND DEBENTURE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        765,909,744  $         19,373,484  $        114,155,834  $         303,091,667
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................           765,909,744            19,373,484           114,155,834            303,091,667
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     3                    12                    10                     21
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --                      2
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     4                    12                    10                     23
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $        765,909,740  $         19,373,472  $        114,155,824  $         303,091,644
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        765,909,740  $         19,372,482  $        114,147,825  $         302,800,233
   Net assets from contracts in payout..                    --                   990                 7,999                291,411
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $        765,909,740  $         19,373,472  $        114,155,824  $         303,091,644
                                          ====================  ====================  ====================  =====================

                                                                                          MIST MET/FRANKLIN
                                             MIST MET/ARTISAN       MIST MET/EATON          LOW DURATION       MIST MET/TEMPLETON
                                               INTERNATIONAL      VANCE FLOATING RATE       TOTAL RETURN       INTERNATIONAL BOND
                                            INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $               2,914  $         19,924,183  $          85,200,128  $          7,837,829
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  ---------------------
        Total Assets....................                  2,914            19,924,183             85,200,128             7,837,829
                                          ---------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                      1                     7                     14                     9
   Due to Metropolitan Life
     Insurance Company..................                     --                     1                      1                     1
                                          ---------------------  --------------------  ---------------------  ---------------------
        Total Liabilities...............                      1                     8                     15                    10
                                          ---------------------  --------------------  ---------------------  ---------------------

NET ASSETS..............................  $               2,913  $         19,924,175  $          85,200,113  $          7,837,819
                                          =====================  ====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $               2,913  $         19,924,175  $          85,200,113  $          7,837,819
   Net assets from contracts in payout..                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  ---------------------
        Total Net Assets................  $               2,913  $         19,924,175  $          85,200,113  $          7,837,819
                                          =====================  ====================  =====================  =====================


                                              MIST METLIFE          MIST METLIFE
                                          ASSET ALLOCATION 100      BALANCED PLUS
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        214,215,751  $      3,272,800,746
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           214,215,751         3,272,800,746
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                     5
   Due to Metropolitan Life
     Insurance Company..................                     7                    --
                                          --------------------  --------------------
        Total Liabilities...............                    17                     5
                                          --------------------  --------------------

NET ASSETS..............................  $        214,215,734  $      3,272,800,741
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        208,062,015  $      3,272,747,372
   Net assets from contracts in payout..             6,153,719                53,369
                                          --------------------  --------------------
        Total Net Assets................  $        214,215,734  $      3,272,800,741
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                              MIST METLIFE
                                               MULTI-INDEX          MIST METLIFE        MIST MFS EMERGING      MIST MFS RESEARCH
                                              TARGETED RISK        SMALL CAP VALUE       MARKETS EQUITY          INTERNATIONAL
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $        774,094,514  $         15,330,467  $         49,518,865   $        201,136,446
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Assets....................           774,094,514            15,330,467            49,518,865            201,136,446
                                          --------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     6                     7                     9                     24
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                     1                     10
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Liabilities...............                     7                     7                    10                     34
                                          --------------------  --------------------  ---------------------  ---------------------

NET ASSETS..............................  $        774,094,507  $         15,330,460  $         49,518,855   $        201,136,412
                                          ====================  ====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        774,094,507  $         15,330,460  $         49,510,781   $        200,684,821
   Net assets from contracts in payout..                    --                    --                 8,074                451,591
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Net Assets................  $        774,094,507  $         15,330,460  $         49,518,855   $        201,136,412
                                          ====================  ====================  =====================  =====================

                                                                                           MIST PANAGORA          MIST PIMCO
                                           MIST MORGAN STANLEY     MIST OPPENHEIMER     GLOBAL DIVERSIFIED    INFLATION PROTECTED
                                             MID CAP GROWTH          GLOBAL EQUITY             RISK                  BOND
                                           INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        318,386,792   $        268,477,414  $         27,029,563  $        451,404,406
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................           318,386,792            268,477,414            27,029,563           451,404,406
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    21                     20                     5                    16
   Due to Metropolitan Life
     Insurance Company..................                     3                      6                     1                     2
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    24                     26                     6                    18
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        318,386,768   $        268,477,388  $         27,029,557  $        451,404,388
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        317,951,844   $        268,202,355  $         27,029,557  $        450,883,000
   Net assets from contracts in payout..               434,924                275,033                    --               521,388
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        318,386,768   $        268,477,388  $         27,029,557  $        451,404,388
                                          =====================  ====================  ====================  ====================


                                               MIST PIMCO           MIST PIONEER
                                              TOTAL RETURN              FUND
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        994,182,982  $              6,821
   Due from Metropolitan Life
     Insurance Company..................                     3                    --
                                          --------------------  --------------------
        Total Assets....................           994,182,985                 6,821
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    15                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    15                     1
                                          --------------------  --------------------

NET ASSETS..............................  $        994,182,970  $              6,820
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        993,518,628  $              6,820
   Net assets from contracts in payout..               664,342                    --
                                          --------------------  --------------------
        Total Net Assets................  $        994,182,970  $              6,820
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                              MIST PIONEER          MIST PYRAMIS          MIST PYRAMIS         MIST SCHRODERS
                                            STRATEGIC INCOME      GOVERNMENT INCOME       MANAGED RISK       GLOBAL MULTI-ASSET
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         75,506,629  $        511,078,032  $        309,530,809  $        498,402,476
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            75,506,629           511,078,032           309,530,809           498,402,476
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     6                     3                     6
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     6                     4                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         75,506,623  $        511,078,026  $        309,530,805  $        498,402,470
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         75,498,075  $        511,068,585  $        309,530,805  $        498,400,598
   Net assets from contracts in payout..                 8,548                 9,441                    --                 1,872
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         75,506,623  $        511,078,026  $        309,530,805  $        498,402,470
                                          ====================  ====================  ====================  ====================

                                            MIST SSGA GROWTH          MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                             AND INCOME ETF          GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       880,260,127   $       148,082,216   $           137,799  $       456,943,198
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                    --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................          880,260,127           148,082,216               137,799          456,943,198
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                    13                     2                   11
   Due to Metropolitan Life
     Insurance Company..................                    1                     1                     1                    3
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    9                    14                     3                   14
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       880,260,118   $       148,082,202   $           137,796  $       456,943,184
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       880,039,774   $       148,072,130   $           137,796  $       456,588,533
   Net assets from contracts in payout..              220,344                10,072                    --              354,651
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $       880,260,118   $       148,082,202   $           137,796  $       456,943,184
                                          ====================  ====================  ===================  ===================

                                              MIST TCW CORE           MIST WMC
                                              FIXED INCOME       LARGE CAP RESEARCH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $             20,664  $        710,595,089
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................                20,664           710,595,089
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                    20
   Due to Metropolitan Life
     Insurance Company..................                    --                     5
                                          --------------------  --------------------
        Total Liabilities...............                     1                    25
                                          --------------------  --------------------

NET ASSETS..............................  $             20,663  $        710,595,064
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             20,663  $        703,887,875
   Net assets from contracts in payout..                    --             6,707,189
                                          --------------------  --------------------
        Total Net Assets................  $             20,663  $        710,595,064
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                       MSF BAILLIE GIFFORD      MSF BARCLAYS
                                               VARIABLE B            VARIABLE C        INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         12,212,076  $          1,368,738  $        126,876,639  $      1,156,862,432
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            12,212,076             1,368,738           126,876,639         1,156,862,432
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                    23                    17
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     1                     5
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    --                    --                    24                    22
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         12,212,076  $          1,368,738  $        126,876,615  $      1,156,862,410
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,927,327  $          1,368,738  $        126,563,914  $      1,154,149,963
   Net assets from contracts in payout..               284,749                    --               312,701             2,712,447
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         12,212,076  $          1,368,738  $        126,876,615  $      1,156,862,410
                                          ====================  ====================  ====================  =====================

                                              MSF BLACKROCK         MSF BLACKROCK          MSF BLACKROCK          MSF BLACKROCK
                                               BOND INCOME      CAPITAL APPRECIATION      LARGE CAP VALUE         MONEY MARKET
                                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        478,889,275  $         180,849,263  $        241,297,390  $          65,638,463
   Due from Metropolitan Life
     Insurance Company..................                    --                      3                    14                      5
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................           478,889,275            180,849,266           241,297,404             65,638,468
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    19                     18                    14                     10
   Due to Metropolitan Life
     Insurance Company..................                     3                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                    22                     18                    14                     10
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $        478,889,253  $         180,849,248  $        241,297,390  $          65,638,458
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        476,290,998  $         179,894,766  $        241,237,685  $          65,167,960
   Net assets from contracts in payout..             2,598,255                954,482                59,705                470,498
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $        478,889,253  $         180,849,248  $        241,297,390  $          65,638,458
                                          ====================  =====================  ====================  =====================

                                              MSF FRONTIER           MSF JENNISON
                                             MID CAP GROWTH             GROWTH
                                           INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        481,166,024  $         184,782,577
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................           481,166,024            184,782,577
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    16                     18
   Due to Metropolitan Life
     Insurance Company..................                     4                      6
                                          --------------------  ---------------------
        Total Liabilities...............                    20                     24
                                          --------------------  ---------------------

NET ASSETS..............................  $        481,166,004  $         184,782,553
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        480,556,205  $         184,418,962
   Net assets from contracts in payout..               609,799                363,591
                                          --------------------  ---------------------
        Total Net Assets................  $        481,166,004  $         184,782,553
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                                              MSF MET/DIMENSIONAL
                                            MSF LOOMIS SAYLES     MSF LOOMIS SAYLES       MSF MET/ARTISAN     INTERNATIONAL SMALL
                                             SMALL CAP CORE       SMALL CAP GROWTH         MID CAP VALUE            COMPANY
                                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $        170,029,586  $         51,758,295  $         200,994,499  $           7,726,131
   Due from Metropolitan Life
     Insurance Company..................                     3                    --                     --                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Assets....................           170,029,589            51,758,295            200,994,499              7,726,131
                                          --------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    19                    14                     16                      9
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                      3                      1
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Liabilities...............                    19                    15                     19                     10
                                          --------------------  --------------------  ---------------------  ---------------------

NET ASSETS..............................  $        170,029,570  $         51,758,280  $         200,994,480  $           7,726,121
                                          ====================  ====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        169,013,727  $         51,704,626  $         200,233,631  $           7,726,121
   Net assets from contracts in payout..             1,015,843                53,654                760,849                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Net Assets................  $        170,029,570  $         51,758,280  $         200,994,480  $           7,726,121
                                          ====================  ====================  =====================  =====================


                                               MSF METLIFE           MSF METLIFE            MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40    ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $        471,604,400  $      1,274,255,466  $       3,978,556,732  $       1,834,003,585
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                     --
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Assets....................           471,604,400         1,274,255,466          3,978,556,732          1,834,003,585
                                          --------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     6                     5                      2                      7
   Due to Metropolitan Life
     Insurance Company..................                     2                     2                      4                      2
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Liabilities...............                     8                     7                      6                      9
                                          --------------------  --------------------  ---------------------  ---------------------

NET ASSETS..............................  $        471,604,392  $      1,274,255,459  $       3,978,556,726  $       1,834,003,576
                                          ====================  ====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        471,584,801  $      1,273,839,571  $       3,976,826,409  $       1,831,164,288
   Net assets from contracts in payout..                19,591               415,888              1,730,317              2,839,288
                                          --------------------  --------------------  ---------------------  ---------------------
        Total Net Assets................  $        471,604,392  $      1,274,255,459  $       3,978,556,726  $       1,834,003,576
                                          ====================  ====================  =====================  =====================


                                               MSF METLIFE            MSF METLIFE
                                           MID CAP STOCK INDEX        STOCK INDEX
                                           INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        508,407,690   $      2,922,726,207
   Due from Metropolitan Life
     Insurance Company..................                     6                     --
                                          ---------------------  --------------------
        Total Assets....................           508,407,696          2,922,726,207
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    16                     12
   Due to Metropolitan Life
     Insurance Company..................                    --                     27
                                          ---------------------  --------------------
        Total Liabilities...............                    16                     39
                                          ---------------------  --------------------

NET ASSETS..............................  $        508,407,680   $      2,922,726,168
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        507,661,457   $      2,891,326,659
   Net assets from contracts in payout..               746,223             31,399,509
                                          ---------------------  --------------------
        Total Net Assets................  $        508,407,680   $      2,922,726,168
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                              MSF MFS TOTAL                                 MSF MSCI            MSF NEUBERGER
                                                 RETURN             MSF MFS VALUE          EAFE INDEX          BERMAN GENESIS
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        143,114,175  $        475,285,651  $        494,277,870  $        289,271,365
   Due from Metropolitan Life
     Insurance Company..................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           143,114,175           475,285,652           494,277,870           289,271,365
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    11                    19                    17                    22
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                     3                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                    19                    20                    24
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        143,114,163  $        475,285,633  $        494,277,850  $        289,271,341
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        141,170,845  $        469,815,462  $        493,853,235  $        288,701,402
   Net assets from contracts in payout..             1,943,318             5,470,171               424,615               569,939
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        143,114,163  $        475,285,633  $        494,277,850  $        289,271,341
                                          ====================  ====================  ====================  ====================


                                            MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE    MSF VAN ECK GLOBAL
                                                  INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        318,122,039  $        499,123,194  $        405,415,347  $         31,642,409
   Due from Metropolitan Life
     Insurance Company..................                    24                     9                     5                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           318,122,063           499,123,203           405,415,352            31,642,409
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    19                    19                    17                     9
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    19                    19                    17                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        318,122,044  $        499,123,184  $        405,415,335  $         31,642,400
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        317,745,480  $        490,322,800  $        404,998,994  $         31,642,400
   Net assets from contracts in payout..               376,564             8,800,384               416,341                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        318,122,044  $        499,123,184  $        405,415,335  $         31,642,400
                                          ====================  ====================  ====================  ====================

                                            MSF WESTERN ASSET      MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC        MANAGEMENT
                                           BOND OPPORTUNITIES       U.S. GOVERNMENT
                                           INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        189,250,266   $        179,151,874
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  --------------------
        Total Assets....................           189,250,266            179,151,874
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    22                     20
   Due to Metropolitan Life
     Insurance Company..................                     2                      2
                                          ---------------------  --------------------
        Total Liabilities...............                    24                     22
                                          ---------------------  --------------------

NET ASSETS..............................  $        189,250,242   $        179,151,852
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        188,106,515   $        178,829,304
   Net assets from contracts in payout..             1,143,727                322,548
                                          ---------------------  --------------------
        Total Net Assets................  $        189,250,242   $        179,151,852
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                                                             PIMCO VIT              PIMCO VIT
                                                 MSF WMC            MSF WMC CORE        COMMODITYREALRETURN     EMERGING MARKETS
                                                BALANCED        EQUITY OPPORTUNITIES         STRATEGY                 BOND
                                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  ---------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        613,073,229  $        568,631,573   $             43,878   $             67,779
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                     --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Assets....................           613,073,229           568,631,573                 43,878                 67,779
                                          --------------------  ---------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    12                    12                      3                      3
   Due to Metropolitan Life
     Insurance Company..................                     5                     1                     --                      1
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Liabilities...............                    17                    13                      3                      4
                                          --------------------  ---------------------  ---------------------  --------------------

NET ASSETS..............................  $        613,073,212  $        568,631,560   $             43,875   $             67,775
                                          ====================  =====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        605,417,586  $        566,228,806   $             43,875   $             67,775
   Net assets from contracts in payout..             7,655,626             2,402,754                     --                     --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Net Assets................  $        613,073,212  $        568,631,560   $             43,875   $             67,775
                                          ====================  =====================  =====================  ====================

                                                PIMCO VIT         TAP 1919 VARIABLE                              VAN ECK VIP
                                              UNCONSTRAINED      SOCIALLY RESPONSIVE       UIF GLOBAL            LONG/SHORT
                                                  BOND                BALANCED           INFRASTRUCTURE         EQUITY INDEX
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             63,385  $              2,113  $             58,002  $             30,417
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                63,385                 2,113                58,002                30,417
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     1                     2                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     1                     2                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             63,382  $              2,112  $             58,000  $             30,416
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             63,382  $              2,112  $             58,000  $             30,416
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             63,382  $              2,112  $             58,000  $             30,416
                                          ====================  ====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       AMERICAN FUNDS
                                                AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS
                                                     BOND              CAPITALIZATION            GROWTH
                                              INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                             ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           1,625,064  $                 --  $          6,114,759
                                             ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              1,262,731             6,814,770            12,982,482
      Administrative charges...............                211,397             1,069,796             1,909,496
                                             ---------------------  --------------------  --------------------
         Total expenses....................              1,474,128             7,884,566            14,891,978
                                             ---------------------  --------------------  --------------------
           Net investment income (loss)....                150,936           (7,884,566)           (8,777,219)
                                             ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              1,973,430            41,809,643           216,249,559
      Realized gains (losses) on sale of
         investments.......................              (238,967)            16,727,929            38,504,666
                                             ---------------------  --------------------  --------------------
           Net realized gains (losses).....              1,734,463            58,537,572           254,754,225
                                             ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................            (3,007,879)          (52,298,515)         (190,134,254)
                                             ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................            (1,273,416)             6,239,057            64,619,971
                                             ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $         (1,122,480)  $        (1,645,509)  $         55,842,752
                                             =====================  ====================  ====================


                                                 AMERICAN FUNDS        BLACKROCK GLOBAL         CALVERT VP SRI
                                                  GROWTH-INCOME         ALLOCATION V.I.            BALANCED
                                               INVESTMENT DIVISION  INVESTMENT DIVISION (a)   INVESTMENT DIVISION
                                             ---------------------  -----------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          10,833,485   $              3,205    $             64,611
                                             ---------------------  -----------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................             10,592,606                  3,024                 616,221
      Administrative charges...............              1,605,058                    436                  36,959
                                             ---------------------  -----------------------  --------------------
         Total expenses....................             12,197,664                  3,460                 653,180
                                             ---------------------  -----------------------  --------------------
           Net investment income (loss)....            (1,364,179)                  (255)               (588,569)
                                             ---------------------  -----------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            123,868,184                 25,042                 232,387
      Realized gains (losses) on sale of
         investments.......................             23,745,458                  (154)                 493,995
                                             ---------------------  -----------------------  --------------------
           Net realized gains (losses).....            147,613,642                 24,888                 726,382
                                             ---------------------  -----------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................          (145,069,760)               (52,286)             (1,936,948)
                                             ---------------------  -----------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................              2,543,882               (27,398)             (1,210,566)
                                             ---------------------  -----------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $           1,179,703   $           (27,653)    $        (1,799,135)
                                             =====================  =======================  ====================


                                                 CALVERT VP SRI         FIDELITY VIP           FIDELITY VIP
                                                 MID CAP GROWTH          CONTRAFUND            EQUITY-INCOME
                                               INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                             ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                  --  $                 143  $          2,618,455
                                             ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                123,383                    153               811,054
      Administrative charges...............                     --                     13                61,755
                                             ---------------------  ---------------------  --------------------
         Total expenses....................                123,383                    166               872,809
                                             ---------------------  ---------------------  --------------------
           Net investment income (loss)....              (123,383)                   (23)             1,745,646
                                             ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                391,743                  1,130             8,236,896
      Realized gains (losses) on sale of
         investments.......................                360,675                   (42)              (24,575)
                                             ---------------------  ---------------------  --------------------
           Net realized gains (losses).....                752,418                  1,088             8,212,321
                                             ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................            (1,082,266)                (1,174)          (14,134,540)
                                             ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................              (329,848)                   (86)           (5,922,219)
                                             ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $           (453,231)  $               (109)  $        (4,176,573)
                                             =====================  =====================  ====================


                                                 FIDELITY VIP
                                               FUNDSMANAGER 50%
                                              INVESTMENT DIVISION
                                             --------------------
INVESTMENT INCOME:
      Dividends............................  $          3,319,320
                                             --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................             5,213,035
      Administrative charges...............                    --
                                             --------------------
         Total expenses....................             5,213,035
                                             --------------------
           Net investment income (loss)....           (1,893,715)
                                             --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             8,210,790
      Realized gains (losses) on sale of
         investments.......................               186,890
                                             --------------------
           Net realized gains (losses).....             8,397,680
                                             --------------------
      Change in unrealized gains (losses)
         on investments....................          (12,419,817)
                                             --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................           (4,022,137)
                                             --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $        (5,915,852)
                                             ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                         FIDELITY VIP
                                                   FIDELITY VIP           GOVERNMENT
                                                 FUNDSMANAGER 60%        MONEY MARKET        FIDELITY VIP GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          3,369,275  $              2,115  $             247,958
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,958,433               114,837                919,055
      Administrative charges.................                    --                    --                     --
                                               --------------------  --------------------  ---------------------
         Total expenses......................             5,958,433               114,837                919,055
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......           (2,589,158)             (112,722)              (671,097)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            20,738,141                    --              3,034,863
      Realized gains (losses) on sale of
         investments.........................             2,883,190                    --              4,032,580
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......            23,621,331                    --              7,067,443
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................          (25,990,981)                    --              (517,117)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (2,369,650)                    --              6,550,326
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (4,958,808)  $          (112,722)  $           5,879,229
                                               ====================  ====================  =====================


                                                   FIDELITY VIP                                    LMPVET PERMAL
                                                 INVESTMENT GRADE       IVY FUNDS VIP ASSET         ALTERNATIVE
                                                       BOND                  STRATEGY               SELECT VIT
                                                INVESTMENT DIVISION   INVESTMENT DIVISION (a)   INVESTMENT DIVISION
                                               ---------------------  -----------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             366,559  $                  11    $              13,296
                                               ---------------------  -----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                138,368                     29                    9,881
      Administrative charges.................                     --                      6                    2,143
                                               ---------------------  -----------------------  ---------------------
         Total expenses......................                138,368                     35                   12,024
                                               ---------------------  -----------------------  ---------------------
           Net investment income (loss)......                228,191                   (24)                    1,272
                                               ---------------------  -----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 12,102                    506                   13,414
      Realized gains (losses) on sale of
         investments.........................                (2,082)                   (14)                    (635)
                                               ---------------------  -----------------------  ---------------------
           Net realized gains (losses).......                 10,020                    492                   12,779
                                               ---------------------  -----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              (449,055)                  (781)                (124,344)
                                               ---------------------  -----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (439,035)                  (289)                (111,565)
                                               ---------------------  -----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (210,844)  $               (313)    $           (110,293)
                                               =====================  =======================  =====================

                                                                             MIST
                                                                        ALLIANZ GLOBAL         MIST AMERICAN
                                                  MIST AB GLOBAL       INVESTORS DYNAMIC      FUNDS BALANCED
                                                DYNAMIC ALLOCATION     MULTI-ASSET PLUS         ALLOCATION
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $         53,082,120  $            578,644  $          11,377,715
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            16,129,346               320,265              8,265,455
      Administrative charges.................             4,068,774                79,173              1,986,103
                                               --------------------  --------------------  ---------------------
         Total expenses......................            20,198,120               399,438             10,251,558
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......            32,884,000               179,206              1,126,157
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            56,567,310                55,857             42,813,779
      Realized gains (losses) on sale of
         investments.........................             7,182,184                 5,224              5,518,361
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......            63,749,494                61,081             48,332,140
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................         (107,044,699)           (1,990,605)           (65,120,634)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (43,295,205)           (1,929,524)           (16,788,494)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (10,411,205)  $        (1,750,318)  $        (15,662,337)
                                               ====================  ====================  =====================


                                                   MIST AMERICAN
                                                   FUNDS GROWTH
                                                    ALLOCATION
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          5,562,178
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,377,329
      Administrative charges.................             1,006,380
                                               --------------------
         Total expenses......................             5,383,709
                                               --------------------
           Net investment income (loss)......               178,469
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            27,284,357
      Realized gains (losses) on sale of
         investments.........................             6,241,323
                                               --------------------
           Net realized gains (losses).......            33,525,680
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................          (41,675,699)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (8,150,019)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (7,971,550)
                                               ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                          MIST AMERICAN
                                                    MIST AMERICAN        FUNDS MODERATE         MIST AQR GLOBAL
                                                    FUNDS GROWTH           ALLOCATION            RISK BALANCED
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           3,290,122  $         14,485,601  $          80,664,667
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              3,881,698             9,947,778             14,608,212
      Administrative charges.................                946,877             2,381,304              3,677,089
                                               ---------------------  --------------------  ---------------------
         Total expenses......................              4,828,575            12,329,082             18,285,301
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......            (1,538,453)             2,156,519             62,379,366
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             33,702,290            42,631,212            144,484,250
      Realized gains (losses) on sale of
         investments.........................             11,475,243             5,966,783           (13,746,064)
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......             45,177,533            48,597,995            130,738,186
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           (24,339,670)          (69,397,017)          (348,140,416)
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             20,837,863          (20,799,022)          (217,402,230)
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          19,299,410  $       (18,642,503)  $       (155,022,864)
                                               =====================  ====================  =====================

                                                  MIST BLACKROCK
                                                  GLOBAL TACTICAL       MIST BLACKROCK       MIST CLARION GLOBAL
                                                    STRATEGIES            HIGH YIELD             REAL ESTATE
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $         31,527,110  $              4,423  $           9,606,080
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            20,361,273                   752              2,640,207
      Administrative charges.................             5,137,123                   162                522,792
                                               --------------------  --------------------  ---------------------
         Total expenses......................            25,498,396                   914              3,162,999
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             6,028,714                 3,509              6,443,081
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            81,933,828                   501                     --
      Realized gains (losses) on sale of
         investments.........................             5,624,262                 (189)            (1,517,055)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......            87,558,090                   312            (1,517,055)
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................         (120,602,820)              (12,432)           (11,514,293)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (33,044,730)              (12,120)           (13,031,348)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (27,016,016)  $            (8,611)  $         (6,588,267)
                                               ====================  ====================  =====================

                                                                                                   MIST HARRIS
                                                 MIST CLEARBRIDGE      MIST GOLDMAN SACHS            OAKMARK
                                                 AGGRESSIVE GROWTH        MID CAP VALUE           INTERNATIONAL
                                                INVESTMENT DIVISION  INVESTMENT DIVISION (a)   INVESTMENT DIVISION
                                               --------------------  -----------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,655,098  $                 385    $         16,536,938
                                               --------------------  -----------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             6,940,689                    821               5,701,637
      Administrative charges.................             1,424,065                    196               1,180,990
                                               --------------------  -----------------------  --------------------
         Total expenses......................             8,364,754                  1,017               6,882,627
                                               --------------------  -----------------------  --------------------
           Net investment income (loss)......           (6,709,656)                  (632)               9,654,311
                                               --------------------  -----------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                 14,987              51,083,036
      Realized gains (losses) on sale of
         investments.........................            15,150,000                  (196)               2,217,625
                                               --------------------  -----------------------  --------------------
           Net realized gains (losses).......            15,150,000                 14,791              53,300,661
                                               --------------------  -----------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (41,596,728)               (30,255)            (92,293,852)
                                               --------------------  -----------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (26,446,728)               (15,464)            (38,993,191)
                                               --------------------  -----------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (33,156,384)  $            (16,096)    $       (29,338,880)
                                               ====================  =======================  ====================

                                                    MIST INVESCO
                                                    BALANCED-RISK
                                                     ALLOCATION
                                                 INVESTMENT DIVISION
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          12,780,607
                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              4,652,245
      Administrative charges.................              1,151,528
                                               ---------------------
         Total expenses......................              5,803,773
                                               ---------------------
           Net investment income (loss)......              6,976,834
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             32,790,649
      Realized gains (losses) on sale of
         investments.........................              (222,757)
                                               ---------------------
           Net realized gains (losses).......             32,567,892
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................           (64,874,713)
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (32,306,821)
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (25,329,987)
                                               =====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                    MIST INVESCO            MIST INVESCO          MIST INVESCO
                                                      COMSTOCK              MID CAP VALUE       SMALL CAP GROWTH
                                               INVESTMENT DIVISION (b)   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               -----------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................   $                111    $          2,604,822  $              1,965
                                               -----------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                     47               5,159,368               586,867
      Administrative charges.................                     10                 832,041               109,294
                                               -----------------------  --------------------  --------------------
         Total expenses......................                     57               5,991,409               696,161
                                               -----------------------  --------------------  --------------------
           Net investment income (loss)......                     54             (3,386,587)             (694,196)
                                               -----------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    129              23,248,262            13,773,784
      Realized gains (losses) on sale of
         investments.........................                   (12)               6,934,123             1,170,156
                                               -----------------------  --------------------  --------------------
           Net realized gains (losses).......                    117              30,182,385            14,943,940
                                               -----------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                  (918)            (73,076,355)          (15,578,333)
                                               -----------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                  (801)            (42,893,970)             (634,393)
                                               -----------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........   $              (747)    $       (46,280,557)  $        (1,328,589)
                                               =======================  ====================  ====================

                                                                         MIST JPMORGAN
                                                   MIST JPMORGAN         GLOBAL ACTIVE         MIST JPMORGAN
                                                     CORE BOND            ALLOCATION          SMALL CAP VALUE
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,275,737  $         19,160,228  $            229,099
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,039,541             7,119,927               208,871
      Administrative charges.................               246,596             1,782,453                51,039
                                               --------------------  --------------------  --------------------
         Total expenses......................             1,286,137             8,902,380               259,910
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               989,600            10,257,848              (30,811)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            33,211,062             1,779,836
      Realized gains (losses) on sale of
         investments.........................              (77,075)               510,162               242,129
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......              (77,075)            33,721,224             2,021,965
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (1,738,113)          (47,806,552)           (3,780,603)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (1,815,188)          (14,085,328)           (1,758,638)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (825,588)  $        (3,827,480)  $        (1,789,449)
                                               ====================  ====================  ====================


                                                MIST LOOMIS SAYLES     MIST LORD ABBETT       MIST MET/ARTISAN
                                                  GLOBAL MARKETS        BOND DEBENTURE          INTERNATIONAL
                                                INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION (a)
                                               --------------------  --------------------  -----------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,922,234  $         18,103,042   $                  22
                                               --------------------  --------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,269,368             3,501,490                      29
      Administrative charges.................               283,544               664,818                       6
                                               --------------------  --------------------  -----------------------
         Total expenses......................             1,552,912             4,166,308                      35
                                               --------------------  --------------------  -----------------------
           Net investment income (loss)......               369,322            13,936,734                    (13)
                                               --------------------  --------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            13,254,681                      --
      Realized gains (losses) on sale of
         investments.........................             2,472,090               595,095                     (1)
                                               --------------------  --------------------  -----------------------
           Net realized gains (losses).......             2,472,090            13,849,776                     (1)
                                               --------------------  --------------------  -----------------------
      Change in unrealized gains (losses)
         on investments......................           (2,653,598)          (38,009,062)                   (202)
                                               --------------------  --------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             (181,508)          (24,159,286)                   (203)
                                               --------------------  --------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            187,814  $       (10,222,552)   $               (216)
                                               ====================  ====================  =======================


                                                  MIST MET/EATON
                                                VANCE FLOATING RATE
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            697,326
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               209,814
      Administrative charges.................                50,026
                                               --------------------
         Total expenses......................               259,840
                                               --------------------
           Net investment income (loss)......               437,486
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................              (98,316)
                                               --------------------
           Net realized gains (losses).......              (98,316)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             (773,496)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             (871,812)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (434,326)
                                               ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MIST MET/FRANKLIN
                                                   LOW DURATION        MIST MET/TEMPLETON       MIST METLIFE
                                                   TOTAL RETURN        INTERNATIONAL BOND   ASSET ALLOCATION 100
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $           2,775,634  $            678,690  $          3,211,205
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                937,803                83,379             2,295,420
      Administrative charges.................                213,546                20,738               562,718
                                               ---------------------  --------------------  --------------------
         Total expenses......................              1,151,349               104,117             2,858,138
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......              1,624,285               574,573               353,067
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                15,082            17,126,423
      Realized gains (losses) on sale of
         investments.........................              (338,968)              (89,354)             5,129,052
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......              (338,968)              (74,272)            22,255,475
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            (2,946,922)             (950,206)          (29,226,415)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            (3,285,890)           (1,024,478)           (6,970,940)
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         (1,661,605)  $          (449,905)  $        (6,617,873)
                                               =====================  ====================  ====================

                                                                          MIST METLIFE
                                                   MIST METLIFE            MULTI-INDEX          MIST METLIFE
                                                   BALANCED PLUS          TARGETED RISK        SMALL CAP VALUE
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         70,245,056  $           7,708,336  $             15,381
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            33,510,640              6,408,183               149,450
      Administrative charges.................             8,395,303              1,608,151                40,886
                                               --------------------  ---------------------  --------------------
         Total expenses......................            41,905,943              8,016,334               190,336
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......            28,339,113              (307,998)             (174,955)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           197,726,824             17,079,254             5,972,572
      Realized gains (losses) on sale of
         investments.........................             1,858,769                  (789)                34,733
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......           199,585,593             17,078,465             6,007,305
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................         (409,728,366)           (39,065,202)           (6,894,491)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................         (210,142,773)           (21,986,737)             (887,186)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $      (181,803,660)  $        (22,294,735)  $        (1,062,141)
                                               ====================  =====================  ====================


                                                 MIST MFS EMERGING      MIST MFS RESEARCH    MIST MORGAN STANLEY
                                                  MARKETS EQUITY          INTERNATIONAL        MID CAP GROWTH
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $            962,808   $          6,132,505  $                 --
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               540,430              2,261,349             4,045,474
      Administrative charges.................               134,208                437,361               222,988
                                               ---------------------  --------------------  ---------------------
         Total expenses......................               674,638              2,698,710             4,268,462
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......               288,170              3,433,795           (4,268,462)
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --                    --
      Realized gains (losses) on sale of
         investments.........................             (328,008)                343,144            15,167,804
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......             (328,008)                343,144            15,167,804
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           (8,274,343)            (8,823,405)          (31,029,081)
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (8,602,351)            (8,480,261)          (15,861,277)
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (8,314,181)   $        (5,046,466)  $       (20,129,739)
                                               =====================  ====================  =====================


                                                  MIST OPPENHEIMER
                                                    GLOBAL EQUITY
                                                 INVESTMENT DIVISION
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           2,888,234
                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              2,849,145
      Administrative charges.................                406,784
                                               ---------------------
         Total expenses......................              3,255,929
                                               ---------------------
           Net investment income (loss)......              (367,695)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              6,048,942
      Realized gains (losses) on sale of
         investments.........................              9,406,686
                                               ---------------------
           Net realized gains (losses).......             15,455,628
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................            (7,143,440)
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              8,312,188
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           7,944,493
                                               =====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                  MIST PANAGORA          MIST PIMCO
                                               GLOBAL DIVERSIFIED    INFLATION PROTECTED       MIST PIMCO
                                                      RISK                  BOND              TOTAL RETURN
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            108,987  $         24,262,041  $         56,081,067
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               190,352             5,092,413            10,956,714
      Administrative charges................                46,322             1,141,083             2,348,792
                                              --------------------  --------------------  --------------------
        Total expenses......................               236,674             6,233,496            13,305,506
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....             (127,687)            18,028,545            42,775,561
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               141,492                    --            12,775,895
      Realized gains (losses) on sale of
        investments.........................              (61,123)           (8,502,320)           (2,867,272)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                80,369           (8,502,320)             9,908,623
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,781,131)          (30,487,770)          (64,806,501)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (1,700,762)          (38,990,090)          (54,897,878)
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,828,449)  $       (20,961,545)  $       (12,122,317)
                                              ====================  ====================  ====================


                                                   MIST PIONEER            MIST PIONEER          MIST PYRAMIS
                                                       FUND              STRATEGIC INCOME      GOVERNMENT INCOME
                                              INVESTMENT DIVISION (b)   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              -----------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $                 73    $          3,966,663  $         12,218,124
                                              -----------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                     55                 821,166             5,323,566
      Administrative charges................                     11                 195,986             1,309,037
                                              -----------------------  --------------------  --------------------
        Total expenses......................                     66               1,017,152             6,632,603
                                              -----------------------  --------------------  --------------------
           Net investment income (loss).....                      7               2,949,511             5,585,521
                                              -----------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    659                 796,236                    --
      Realized gains (losses) on sale of
        investments.........................                   (15)               (222,598)             (150,619)
                                              -----------------------  --------------------  --------------------
           Net realized gains (losses)......                    644                 573,638             (150,619)
                                              -----------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                  (814)             (5,669,032)           (9,705,204)
                                              -----------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                  (170)             (5,095,394)           (9,855,823)
                                              -----------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $              (163)    $        (2,145,883)  $        (4,270,302)
                                              =======================  ====================  ====================


                                                  MIST PYRAMIS         MIST SCHRODERS       MIST SSGA GROWTH          MIST SSGA
                                                  MANAGED RISK       GLOBAL MULTI-ASSET      AND INCOME ETF          GROWTH ETF
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,445,529  $          4,692,917  $         21,427,519  $          3,142,822
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,133,495             4,690,675             9,361,246             1,610,371
      Administrative charges................               534,051             1,177,176             2,306,537               375,902
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             2,667,546             5,867,851            11,667,783             1,986,273
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (1,222,017)           (1,174,934)             9,759,736             1,156,549
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             7,276,923            14,078,751            52,210,314             8,565,327
      Realized gains (losses) on sale of
        investments.........................                  (16)               202,794             7,743,375             1,941,718
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             7,276,907            14,281,545            59,953,689            10,507,045
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (16,145,144)          (25,032,926)          (98,150,269)          (17,009,748)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (8,868,237)          (10,751,381)          (38,196,580)           (6,502,703)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (10,090,254)  $       (11,926,315)  $       (28,436,844)  $        (5,346,154)
                                              ====================  ====================  ====================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                               MIST T. ROWE PRICE      MIST T. ROWE PRICE        MIST TCW CORE
                                                 LARGE CAP VALUE         MID CAP GROWTH          FIXED INCOME
                                             INVESTMENT DIVISION (b)   INVESTMENT DIVISION  INVESTMENT DIVISION (c)
                                             -----------------------  --------------------  -----------------------
INVESTMENT INCOME:
      Dividends............................   $                458    $                 --   $                 --
                                             -----------------------  --------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                    742               4,709,032                     16
      Administrative charges...............                    162                 925,681                      4
                                             -----------------------  --------------------  -----------------------
         Total expenses....................                    904               5,634,713                     20
                                             -----------------------  --------------------  -----------------------
           Net investment income (loss)....                  (446)             (5,634,713)                   (20)
                                             -----------------------  --------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     65              71,324,510                     --
      Realized gains (losses) on sale of
         investments.......................                   (28)               7,654,350                     --
                                             -----------------------  --------------------  -----------------------
           Net realized gains (losses).....                     37              78,978,860                     --
                                             -----------------------  --------------------  -----------------------
      Change in unrealized gains (losses)
         on investments....................                (3,740)            (50,570,412)                   (16)
                                             -----------------------  --------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                (3,703)              28,408,448                   (16)
                                             -----------------------  --------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $            (4,149)    $         22,773,735   $               (36)
                                             =======================  ====================  =======================

                                                   MIST WMC
                                              LARGE CAP RESEARCH         VARIABLE B             VARIABLE C
                                              INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                             ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $           6,784,313  $            123,226  $              13,048
                                             ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              7,199,640               117,532                  1,724
      Administrative charges...............                328,299                    --                     --
                                             ---------------------  --------------------  ---------------------
         Total expenses....................              7,527,939               117,532                  1,724
                                             ---------------------  --------------------  ---------------------
           Net investment income (loss)....              (743,626)                 5,694                 11,324
                                             ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             53,207,334               925,060                 97,955
      Realized gains (losses) on sale of
         investments.......................             23,564,630               582,285                 13,220
                                             ---------------------  --------------------  ---------------------
           Net realized gains (losses).....             76,771,964             1,507,345                111,175
                                             ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................           (49,429,031)           (1,012,258)               (61,478)
                                             ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................             27,342,933               495,087                 49,697
                                             ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          26,599,307  $            500,781  $              61,021
                                             =====================  ====================  =====================

                                              MSF BAILLIE GIFFORD       MSF BARCLAYS           MSF BLACKROCK
                                              INTERNATIONAL STOCK   AGGREGATE BOND INDEX        BOND INCOME
                                              INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                             ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           2,219,000  $         33,041,679   $         18,565,064
                                             ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              1,571,528            12,615,595              5,404,211
      Administrative charges...............                169,581             2,550,579                908,972
                                             ---------------------  ---------------------  --------------------
         Total expenses....................              1,741,109            15,166,174              6,313,183
                                             ---------------------  ---------------------  --------------------
           Net investment income (loss)....                477,891            17,875,505             12,251,881
                                             ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --                    --              5,671,740
      Realized gains (losses) on sale of
         investments.......................            (1,107,968)               721,469                146,624
                                             ---------------------  ---------------------  --------------------
           Net realized gains (losses).....            (1,107,968)               721,469              5,818,364
                                             ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................            (3,208,049)          (32,081,982)           (22,179,775)
                                             ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................            (4,316,017)          (31,360,513)           (16,361,411)
                                             ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $         (3,838,126)  $       (13,485,008)   $        (4,109,530)
                                             =====================  =====================  ====================

                                                  MSF BLACKROCK
                                              CAPITAL APPRECIATION
                                               INVESTMENT DIVISION
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $                  --
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              1,917,797
      Administrative charges...............                448,787
                                             ---------------------
         Total expenses....................              2,366,584
                                             ---------------------
           Net investment income (loss)....            (2,366,584)
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             32,089,131
      Realized gains (losses) on sale of
         investments.......................              8,448,497
                                             ---------------------
           Net realized gains (losses).....             40,537,628
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................           (29,688,354)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................             10,849,274
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $           8,482,690
                                             =====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   MSF BLACKROCK         MSF BLACKROCK         MSF FRONTIER
                                                  LARGE CAP VALUE        MONEY MARKET         MID CAP GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          4,197,766  $                240  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,774,112               722,812             6,168,123
      Administrative charges.................               587,930               175,340               234,349
                                               --------------------  --------------------  --------------------
         Total expenses......................             3,362,042               898,152             6,402,472
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               835,724             (897,912)           (6,402,472)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            21,617,946                    --            67,027,327
      Realized gains (losses) on sale of
         investments.........................           (2,834,340)                    --            20,281,478
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            18,783,606                    --            87,308,805
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (38,494,523)                    --          (70,811,852)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (19,710,917)                    --            16,496,953
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (18,875,193)  $          (897,912)  $         10,094,481
                                               ====================  ====================  ====================


                                                   MSF JENNISON        MSF LOOMIS SAYLES     MSF LOOMIS SAYLES
                                                      GROWTH            SMALL CAP CORE       SMALL CAP GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            103,836  $             85,624  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,876,392             1,933,975               600,273
      Administrative charges.................               373,362               381,853                87,608
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,249,754             2,315,828               687,881
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (2,145,918)           (2,230,204)             (687,881)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            26,494,320            24,146,075             7,432,187
      Realized gains (losses) on sale of
         investments.........................             8,237,276             4,068,862             1,991,181
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            34,731,596            28,214,937             9,423,368
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (16,815,087)          (30,671,698)           (8,680,037)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            17,916,509           (2,456,761)               743,331
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         15,770,591  $        (4,686,965)  $             55,450
                                               ====================  ====================  ====================

                                                                      MSF MET/DIMENSIONAL
                                                  MSF MET/ARTISAN     INTERNATIONAL SMALL        MSF METLIFE
                                                   MID CAP VALUE            COMPANY          ASSET ALLOCATION 20
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,390,882  $            129,238   $         10,449,368
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,493,692                77,272              5,226,457
      Administrative charges.................               384,762                18,865              1,173,360
                                               --------------------  ---------------------  --------------------
         Total expenses......................             2,878,454                96,137              6,399,817
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (487,572)                33,101              4,049,551
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            29,180,893             1,252,688             15,577,595
      Realized gains (losses) on sale of
         investments.........................             4,398,317              (39,148)              1,592,902
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            33,579,210             1,213,540             17,170,497
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (57,415,570)             (930,935)           (29,849,147)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (23,836,360)               282,605           (12,678,650)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (24,323,932)  $            315,706   $        (8,629,099)
                                               ====================  =====================  ====================


                                                    MSF METLIFE
                                                ASSET ALLOCATION 40
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          3,930,427
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            14,194,605
      Administrative charges.................             3,237,807
                                               --------------------
         Total expenses......................            17,432,412
                                               --------------------
           Net investment income (loss)......          (13,501,985)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            75,846,993
      Realized gains (losses) on sale of
         investments.........................            18,067,891
                                               --------------------
           Net realized gains (losses).......            93,914,884
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................         (110,103,096)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (16,188,212)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (29,690,197)
                                               ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                    MSF METLIFE           MSF METLIFE           MSF METLIFE
                                                ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         23,053,623  $          6,815,417  $          5,393,439
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            43,446,538            20,207,327             5,775,202
      Administrative charges.................            10,129,777             4,547,267               986,973
                                               --------------------  --------------------  --------------------
         Total expenses......................            53,576,315            24,754,594             6,762,175
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......          (30,522,692)          (17,939,177)           (1,368,736)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           272,529,387            88,980,022            34,365,668
      Realized gains (losses) on sale of
         investments.........................            66,252,522            44,702,052            14,159,610
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......           338,781,909           133,682,074            48,525,278
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................         (408,025,987)         (169,502,844)          (66,183,505)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (69,244,078)          (35,820,770)          (17,658,227)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (99,766,770)  $       (53,759,947)  $       (19,026,963)
                                               ====================  ====================  ====================

                                                     MSF METLIFE           MSF MFS TOTAL
                                                     STOCK INDEX              RETURN             MSF MFS VALUE
                                                 INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          50,270,528  $           3,756,975  $         12,816,353
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             34,249,713              1,546,038             5,426,628
      Administrative charges.................              3,706,218                284,850               933,944
                                               ---------------------  ---------------------  --------------------
         Total expenses......................             37,955,931              1,830,888             6,360,572
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......             12,314,597              1,926,087             6,455,781
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            129,691,242                     --            78,773,294
      Realized gains (losses) on sale of
         investments.........................             96,905,985              3,730,610             7,381,023
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......            226,597,227              3,730,610            86,154,317
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (241,831,474)            (7,803,043)          (99,784,014)
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (15,234,247)            (4,072,433)          (13,629,697)
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         (2,919,650)  $         (2,146,346)  $        (7,173,916)
                                               =====================  =====================  ====================

                                                     MSF MSCI            MSF NEUBERGER       MSF RUSSELL 2000
                                                    EAFE INDEX          BERMAN GENESIS             INDEX
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         15,748,972  $            916,142  $          3,638,243
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,497,110             3,474,101             3,664,275
      Administrative charges.................             1,019,437               450,916               554,795
                                               --------------------  --------------------  --------------------
         Total expenses......................             6,516,547             3,925,017             4,219,070
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             9,232,425           (3,008,875)             (580,827)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --            19,714,503
      Realized gains (losses) on sale of
         investments.........................             5,055,321             7,964,825            11,350,601
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             5,055,321             7,964,825            31,065,104
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (24,716,207)           (6,471,465)          (48,711,087)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (19,660,886)             1,493,360          (17,645,983)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (10,428,461)  $        (1,515,515)  $       (18,226,810)
                                               ====================  ====================  ====================

                                                 MSF T. ROWE PRICE
                                                 LARGE CAP GROWTH
                                                INVESTMENT DIVISION
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             205,376
                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              5,097,029
      Administrative charges.................                803,863
                                               ---------------------
         Total expenses......................              5,900,892
                                               ---------------------
           Net investment income (loss)......            (5,695,516)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             81,614,427
      Realized gains (losses) on sale of
         investments.........................             11,183,055
                                               ---------------------
           Net realized gains (losses).......             92,797,482
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................           (46,422,714)
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             46,374,768
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          40,679,252
                                               =====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                            MSF WESTERN ASSET
                                                MSF T. ROWE PRICE    MSF VAN ECK GLOBAL   MANAGEMENT STRATEGIC
                                                SMALL CAP GROWTH      NATURAL RESOURCES    BOND OPPORTUNITIES
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $            272,750  $             76,792  $         10,299,979
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,561,618               367,732             2,219,100
      Administrative charges................               542,745                91,847               393,834
                                              --------------------  --------------------  ---------------------
        Total expenses......................             5,104,363               459,579             2,612,934
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....           (4,831,613)             (382,787)             7,687,045
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            36,659,644                    --                    --
      Realized gains (losses) on sale of
        investments.........................            10,765,441             (621,489)             1,364,144
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......            47,425,085             (621,489)             1,364,144
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................          (37,585,745)          (12,781,589)          (15,235,408)
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             9,839,340          (13,403,078)          (13,871,264)
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          5,007,727  $       (13,785,865)  $        (6,184,219)
                                              ====================  ====================  =====================

                                                MSF WESTERN ASSET
                                                   MANAGEMENT              MSF WMC            MSF WMC CORE
                                                 U.S. GOVERNMENT          BALANCED        EQUITY OPPORTUNITIES
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $          3,985,626  $         12,477,257  $          9,573,110
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,994,968             7,925,388             6,281,713
      Administrative charges................               410,624               231,616             1,280,428
                                              --------------------  --------------------  ---------------------
        Total expenses......................             2,405,592             8,157,004             7,562,141
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....             1,580,034             4,320,253             2,010,969
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --           108,334,360           208,448,966
      Realized gains (losses) on sale of
        investments.........................             (159,094)            13,951,197             7,838,990
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......             (159,094)           122,285,557           216,287,956
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................           (3,068,212)         (117,805,709)         (212,947,143)
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (3,227,306)             4,479,848             3,340,813
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,647,272)  $          8,800,101  $          5,351,782
                                              ====================  ====================  =====================

                                                    PIMCO VIT             PIMCO VIT              PIMCO VIT
                                               COMMODITYREALRETURN    EMERGING MARKETS         UNCONSTRAINED
                                                    STRATEGY                BOND                   BOND
                                               INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION (a)
                                              --------------------  --------------------  -----------------------
INVESTMENT INCOME:
      Dividends.............................  $                851  $              1,864   $              1,457
                                              --------------------  --------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   346                   373                    201
      Administrative charges................                    73                    88                     50
                                              --------------------  --------------------  -----------------------
        Total expenses......................                   419                   461                    251
                                              --------------------  --------------------  -----------------------
           Net investment income (loss).....                   432                 1,403                  1,206
                                              --------------------  --------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   361                     15
      Realized gains (losses) on sale of
        investments.........................               (1,094)                  (29)                    (2)
                                              --------------------  --------------------  -----------------------
           Net realized gains (losses)......               (1,094)                   332                     13
                                              --------------------  --------------------  -----------------------
      Change in unrealized gains (losses)
        on investments......................              (10,465)               (4,947)                (2,167)
                                              --------------------  --------------------  -----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              (11,559)               (4,615)                (2,154)
                                              --------------------  --------------------  -----------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (11,127)  $            (3,212)   $              (948)
                                              ====================  ====================  =======================

                                                 TAP 1919 VARIABLE
                                                SOCIALLY RESPONSIVE
                                                     BALANCED
                                              INVESTMENT DIVISION (b)
                                              -----------------------
INVESTMENT INCOME:
      Dividends.............................   $                 28
                                              -----------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                     18
      Administrative charges................                     --
                                              -----------------------
        Total expenses......................                     18
                                              -----------------------
           Net investment income (loss).....                     10
                                              -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    187
      Realized gains (losses) on sale of
        investments.........................                     --
                                              -----------------------
           Net realized gains (losses)......                    187
                                              -----------------------
      Change in unrealized gains (losses)
        on investments......................                  (257)
                                              -----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   (70)
                                              -----------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $               (60)
                                              =======================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                                   VAN ECK VIP
                                                                                           UIF GLOBAL              LONG/SHORT
                                                                                         INFRASTRUCTURE           EQUITY INDEX
                                                                                       INVESTMENT DIVISION   INVESTMENT DIVISION (a)
                                                                                     ---------------------   -----------------------
INVESTMENT INCOME:
      Dividends...................................................................   $                 506    $                  11
                                                                                     ---------------------   -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges............................................................                     325                      174
      Administrative charges......................................................                      71                       44
                                                                                     ---------------------   -----------------------
         Total expenses...........................................................                     396                      218
                                                                                     ---------------------   -----------------------
           Net investment income (loss)...........................................                     110                    (207)
                                                                                     ---------------------   -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.................................................                   3,353                       99
      Realized gains (losses) on sale of
         investments..............................................................                    (44)                     (18)
                                                                                     ---------------------   -----------------------
           Net realized gains (losses)............................................                   3,309                       81
                                                                                     ---------------------   -----------------------
      Change in unrealized gains (losses)
         on investments...........................................................                (10,718)                  (1,342)
                                                                                     ---------------------   -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments...........................................................                 (7,409)                  (1,261)
                                                                                     ---------------------   -----------------------
      Net increase (decrease) in net assets
         resulting from operations................................................   $             (7,299)    $             (1,468)
                                                                                     =====================   =======================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2015.
(c) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                                                    AMERICAN FUNDS GLOBAL
                                              AMERICAN FUNDS BOND                   SMALL CAPITALIZATION
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2015               2014                2015               2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         150,936  $         426,881  $     (7,884,566)  $     (7,619,330)
   Net realized gains (losses)......          1,734,463          (112,238)         58,537,572         14,099,576
   Change in unrealized gains
     (losses) on investments........        (3,007,879)          3,770,167       (52,298,515)        (2,195,687)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (1,122,480)          4,084,810        (1,645,509)          4,284,559
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,923,708          3,186,447         17,544,017         19,899,580
   Net transfers (including fixed
     account).......................          (172,434)          (523,157)       (14,669,604)        (3,577,384)
   Contract charges.................          (426,222)          (410,501)        (2,269,632)        (2,215,213)
   Transfers for contract benefits
     and terminations...............       (12,584,127)       (14,329,284)       (53,511,639)       (54,365,960)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (10,259,075)       (12,076,495)       (52,906,858)       (40,258,977)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (11,381,555)        (7,991,685)       (54,552,367)       (35,974,418)
NET ASSETS:
   Beginning of year................        105,024,754        113,016,439        552,526,997        588,501,415
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      93,643,199  $     105,024,754  $     497,974,630  $     552,526,997
                                      =================  =================  =================  =================



                                              AMERICAN FUNDS GROWTH              AMERICAN FUNDS GROWTH-INCOME
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2015               2014                2015               2014
                                       -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $     (8,777,219)  $     (7,144,165)  $     (1,364,179)  $     (1,439,556)
   Net realized gains (losses)......         254,754,225        101,496,308        147,613,642         70,916,203
   Change in unrealized gains
     (losses) on investments........       (190,134,254)       (21,104,729)      (145,069,760)          5,849,852
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          55,842,752         73,247,414          1,179,703         75,326,499
                                       -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          28,861,126         32,231,857         28,455,761         29,897,360
   Net transfers (including fixed
     account).......................        (41,343,153)       (32,625,232)       (15,345,287)       (10,486,801)
   Contract charges.................         (2,988,359)        (2,897,566)        (3,017,590)        (2,906,567)
   Transfers for contract benefits
     and terminations...............       (114,421,702)      (119,956,102)       (85,349,119)       (86,674,663)
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (129,892,088)      (123,247,043)       (75,256,235)       (70,170,671)
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (74,049,336)       (49,999,629)       (74,076,532)          5,155,828
NET ASSETS:
   Beginning of year................       1,071,813,826      1,121,813,455        871,662,648        866,506,820
                                       -----------------  -----------------  -----------------  -----------------
   End of year......................   $     997,764,490  $   1,071,813,826  $     797,586,116  $     871,662,648
                                       =================  =================  =================  =================

                                           BLACKROCK
                                            GLOBAL
                                        ALLOCATION V.I.          CALVERT VP SRI BALANCED
                                      INVESTMENT DIVISION          INVESTMENT DIVISION
                                      -------------------  ------------------------------------
                                           2015 (a)              2015               2014
                                      -------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (255)    $       (588,569)  $         238,510
   Net realized gains (losses)......             24,888              726,382          4,541,371
   Change in unrealized gains
     (losses) on investments........           (52,286)          (1,936,948)          (157,045)
                                      -------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (27,653)          (1,799,135)          4,622,836
                                      -------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            515,423            2,160,667          2,458,931
   Net transfers (including fixed
     account).......................              1,676            (644,402)          (297,959)
   Contract charges.................                 --             (21,782)           (20,287)
   Transfers for contract benefits
     and terminations...............                 --          (5,198,299)        (4,596,984)
                                      -------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            517,099          (3,703,816)        (2,456,299)
                                      -------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            489,446          (5,502,951)          2,166,537
NET ASSETS:
   Beginning of year................                 --           58,809,995         56,643,458
                                      -------------------  -----------------  -----------------
   End of year......................  $         489,446    $      53,307,044  $      58,809,995
                                      ===================  =================  =================



                                          CALVERT VP SRI MID CAP GROWTH
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2015               2014
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (123,383)  $       (129,999)
   Net realized gains (losses)......            752,418          3,121,023
   Change in unrealized gains
     (losses) on investments........        (1,082,266)        (2,047,102)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (453,231)            943,922
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            523,045            634,679
   Net transfers (including fixed
     account).......................          (120,350)          (876,437)
   Contract charges.................            (1,387)            (1,610)
   Transfers for contract benefits
     and terminations...............        (1,996,840)        (1,249,870)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,595,532)        (1,493,238)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (2,048,763)          (549,316)
NET ASSETS:
   Beginning of year................         13,652,993         14,202,309
                                      -----------------  -----------------
   End of year......................  $      11,604,230  $      13,652,993
                                      =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                            FIDELITY VIP CONTRAFUND              FIDELITY VIP EQUITY-INCOME
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2015             2014 (b)              2015               2014
                                      -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (23)  $             277  $       1,745,646  $        1,646,019
   Net realized gains (losses)......              1,088                259          8,212,321           2,282,093
   Change in unrealized gains
     (losses) on investments........            (1,174)              (197)       (14,134,540)           3,007,148
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              (109)                339        (4,176,573)           6,935,260
                                      -----------------  -----------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              7,582             52,558          1,856,411           1,972,476
   Net transfers (including fixed
     account).......................              (238)              4,823        (2,229,369)         (3,118,631)
   Contract charges.................               (10)                (7)           (12,956)            (14,834)
   Transfers for contract benefits
     and terminations...............                (3)           (47,024)       (10,432,539)         (8,307,168)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              7,331             10,350       (10,818,453)         (9,468,157)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............              7,222             10,689       (14,995,026)         (2,532,897)
NET ASSETS:
   Beginning of year................             10,689                 --         92,690,111          95,223,008
                                      -----------------  -----------------  -----------------  ------------------
   End of year......................  $          17,911  $          10,689  $      77,695,085  $       92,690,111
                                      =================  =================  =================  ==================


                                         FIDELITY VIP FUNDSMANAGER 50%          FIDELITY VIP FUNDSMANAGER 60%
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2015                2014               2015              2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,893,715)  $       (852,216)  $     (2,589,158)  $     (2,050,871)
   Net realized gains (losses)......          8,397,680          1,900,005         23,621,331         11,145,434
   Change in unrealized gains
     (losses) on investments........       (12,419,817)          4,217,253       (25,990,981)            496,368
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (5,915,852)          5,265,042        (4,958,808)          9,590,931
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            327,939            472,678         33,683,607          2,680,830
   Net transfers (including fixed
     account).......................         74,095,362        109,320,692                 --                 --
   Contract charges.................                 --                 --                 --                 --
   Transfers for contract benefits
     and terminations...............        (8,152,410)        (4,948,475)       (15,796,607)       (13,797,970)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         66,270,891        104,844,895         17,887,000       (11,117,140)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         60,355,039        110,109,937         12,928,192        (1,526,209)
NET ASSETS:
   Beginning of year................        230,170,102        120,060,165        289,729,524        291,255,733
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     290,525,141  $     230,170,102  $     302,657,716  $     289,729,524
                                      =================  =================  =================  =================

                                            FIDELITY VIP GOVERNMENT
                                                 MONEY MARKET                        FIDELITY VIP GROWTH
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2015                2014               2015              2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (112,722)  $       (137,436)  $       (671,097)  $       (746,828)
   Net realized gains (losses)......                 --                 --          7,067,443          3,389,604
   Change in unrealized gains
     (losses) on investments........                 --                 --          (517,117)          6,901,550
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (112,722)          (137,436)          5,879,229          9,544,326
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         75,271,175        109,736,417          2,166,951          2,131,151
   Net transfers (including fixed
     account).......................       (74,033,678)      (109,634,813)        (1,242,455)        (1,779,019)
   Contract charges.................                 --                 --            (2,947)            (3,318)
   Transfers for contract benefits
     and terminations...............        (1,077,409)        (1,987,928)        (9,535,089)        (7,660,993)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            160,088        (1,886,324)        (8,613,540)        (7,312,179)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             47,366        (2,023,760)        (2,734,311)          2,232,147
NET ASSETS:
   Beginning of year................          8,033,349         10,057,109         98,045,015         95,812,868
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       8,080,715  $       8,033,349  $      95,310,704  $      98,045,015
                                      =================  =================  =================  =================


                                       FIDELITY VIP INVESTMENT GRADE BOND
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2015               2014
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         228,191  $         189,192
   Net realized gains (losses)......             10,020             15,438
   Change in unrealized gains
     (losses) on investments........          (449,055)            572,731
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (210,844)            777,361
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            773,224            919,599
   Net transfers (including fixed
     account).......................          (171,317)            525,908
   Contract charges.................              (581)              (717)
   Transfers for contract benefits
     and terminations...............        (2,369,625)        (3,063,372)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,768,299)        (1,618,582)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,979,143)          (841,221)
NET ASSETS:
   Beginning of year................         15,822,818         16,664,039
                                      -----------------  -----------------
   End of year......................  $      13,843,675  $      15,822,818
                                      =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       IVY FUNDS VIP           LMPVET PERMAL ALTERNATIVE                  MIST AB GLOBAL
                                      ASSET STRATEGY                  SELECT VIT                        DYNAMIC ALLOCATION
                                    INVESTMENT DIVISION           INVESTMENT DIVISION                   INVESTMENT DIVISION
                                    -------------------  ------------------------------------  ------------------------------------
                                         2015 (a)              2015              2014 (c)             2015               2014
                                     -----------------   -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $            (24)   $           1,272  $              58  $      32,884,000  $      11,146,933
   Net realized gains (losses)....                 492              12,779                 --         63,749,494         39,174,276
   Change in unrealized gains
     (losses) on investments......               (781)           (124,344)              (113)      (107,044,699)         43,348,111
                                     -----------------   -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........               (313)           (110,293)               (55)       (10,411,205)         93,669,320
                                     -----------------   -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               2,944           1,588,976             21,416         84,726,104         54,696,410
   Net transfers (including fixed
     account).....................                 251             363,343              7,500        (2,772,610)        (9,619,680)
   Contract charges...............                  --                 (4)                 --       (20,709,789)       (19,404,433)
   Transfers for contract benefits
     and terminations.............                  --             (4,366)                (1)       (72,081,185)       (60,987,742)
                                     -----------------   -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....               3,195           1,947,949             28,915       (10,837,480)       (35,315,445)
                                     -----------------   -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............               2,882           1,837,656             28,860       (21,248,685)         58,353,875
NET ASSETS:
   Beginning of year..............                  --              28,860                 --      1,616,024,275      1,557,670,400
                                     -----------------   -----------------  -----------------  -----------------  -----------------
   End of year....................   $           2,882   $       1,866,516  $          28,860  $   1,594,775,590  $   1,616,024,275
                                     =================   =================  =================  =================  =================

                                       MIST ALLIANZ GLOBAL INVESTORS               MIST AMERICAN FUNDS
                                         DYNAMIC MULTI-ASSET PLUS                  BALANCED ALLOCATION
                                            INVESTMENT DIVISION                    INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                          2015             2014 (d)              2015               2014
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         179,206  $             680  $       1,126,157  $          77,092
   Net realized gains (losses)....             61,081            108,774         48,332,140         87,476,103
   Change in unrealized gains
     (losses) on investments......        (1,990,605)             73,593       (65,120,634)       (49,696,298)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (1,750,318)            183,047       (15,662,337)         37,856,897
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         31,417,028          7,967,887         46,737,279         20,945,593
   Net transfers (including fixed
     account).....................         16,882,225          3,974,825          5,230,990         22,527,766
   Contract charges...............          (236,293)           (17,524)        (7,648,329)        (7,188,487)
   Transfers for contract benefits
     and terminations.............        (1,265,963)           (74,854)       (49,850,475)       (50,828,187)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         46,796,997         11,850,334        (5,530,535)       (14,543,315)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............         45,046,679         12,033,381       (21,192,872)         23,313,582
NET ASSETS:
   Beginning of year..............         12,033,381                 --        823,208,734        799,895,152
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $      57,080,060  $      12,033,381  $     802,015,862  $     823,208,734
                                    =================  =================  =================  =================

                                             MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION               MIST AMERICAN FUNDS GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                           2015              2014               2015               2014
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         178,469  $     (1,068,505)  $     (1,538,453)  $     (2,674,773)
   Net realized gains (losses)....         33,525,680         72,675,137         45,177,533         30,362,714
   Change in unrealized gains
     (losses) on investments......       (41,675,699)       (50,990,487)       (24,339,670)        (2,849,168)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (7,971,550)         20,616,145         19,299,410         24,838,773
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         15,047,927         14,417,491         15,396,605         17,969,125
   Net transfers (including fixed
     account).....................          (671,210)          6,020,656       (20,305,075)        (9,719,558)
   Contract charges...............        (3,693,830)        (3,256,139)        (3,183,174)        (3,062,595)
   Transfers for contract benefits
     and terminations.............       (26,770,641)       (26,598,614)       (21,260,468)       (20,480,389)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (16,087,754)        (9,416,606)       (29,352,112)       (15,293,417)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (24,059,304)         11,199,539       (10,052,702)          9,545,356
NET ASSETS:
   Beginning of year..............        428,719,024        417,519,485        379,282,255        369,736,899
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $     404,659,720  $     428,719,024  $     369,229,553  $     379,282,255
                                    =================  =================  =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                               MIST AMERICAN FUNDS
                                               MODERATE ALLOCATION              MIST AQR GLOBAL RISK BALANCED
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2015               2014               2015               2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       2,156,519  $       1,811,480  $      62,379,366  $    (20,582,041)
   Net realized gains (losses)......         48,597,995         93,161,229        130,738,186          6,851,849
   Change in unrealized gains
     (losses) on investments........       (69,397,017)       (49,267,266)      (348,140,416)         60,002,847
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (18,642,503)         45,705,443      (155,022,864)         46,272,655
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         48,719,585         34,542,642         43,703,628         48,720,269
   Net transfers (including fixed
     account).......................        (7,910,289)          4,105,879       (90,495,717)      (123,862,618)
   Contract charges.................        (9,098,827)        (8,866,966)       (19,144,120)       (20,381,867)
   Transfers for contract benefits
     and terminations...............       (63,807,780)       (60,009,330)       (68,526,643)       (71,213,532)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (32,097,311)       (30,227,775)      (134,462,852)      (166,737,748)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (50,739,814)         15,477,668      (289,485,716)      (120,465,093)
NET ASSETS:
   Beginning of year................        987,325,915        971,848,247      1,568,831,639      1,689,296,732
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     936,586,101  $     987,325,915  $   1,279,345,923  $   1,568,831,639
                                      =================  =================  =================  =================

                                                MIST BLACKROCK
                                          GLOBAL TACTICAL STRATEGIES             MIST BLACKROCK HIGH YIELD
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2015               2014               2015             2014 (b)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       6,028,714  $     (2,490,305)  $           3,509  $            (86)
   Net realized gains (losses)......         87,558,090        114,620,191                312              (407)
   Change in unrealized gains
     (losses) on investments........      (120,602,820)       (20,833,485)           (12,432)              (259)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (27,016,016)         91,296,401            (8,611)              (752)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        126,172,524         85,258,141            144,003             37,877
   Net transfers (including fixed
     account).......................       (17,841,123)       (23,299,413)             23,190                220
   Contract charges.................       (26,102,879)       (24,672,516)               (18)                (7)
   Transfers for contract benefits
     and terminations...............       (89,736,108)       (81,798,613)            (2,096)           (21,530)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (7,507,586)       (44,512,401)            165,079             16,560
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (34,523,602)         46,784,000            156,468             15,808
NET ASSETS:
   Beginning of year................      2,038,618,922      1,991,834,922             15,808                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $   2,004,095,320  $   2,038,618,922  $         172,276  $          15,808
                                      =================  =================  =================  =================

                                                                                      MIST CLEARBRIDGE
                                        MIST CLARION GLOBAL REAL ESTATE               AGGRESSIVE GROWTH
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2015               2014               2015                2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       6,443,081  $         861,738  $     (6,709,656)  $     (6,001,637)
   Net realized gains (losses)......        (1,517,055)        (2,382,927)         15,150,000         10,570,072
   Change in unrealized gains
     (losses) on investments........       (11,514,293)         30,579,253       (41,596,728)         77,370,740
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (6,588,267)         29,058,064       (33,156,384)         81,939,175
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         10,244,133         10,579,694         29,754,581         24,496,395
   Net transfers (including fixed
     account).......................        (5,596,815)        (2,653,119)          2,156,739        438,046,025
   Contract charges.................        (1,038,007)        (1,023,871)        (3,913,931)        (2,826,210)
   Transfers for contract benefits
     and terminations...............       (24,688,782)       (28,190,753)       (52,595,613)       (39,283,787)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (21,079,471)       (21,288,049)       (24,598,224)        420,432,423
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (27,667,738)          7,770,015       (57,754,608)        502,371,598
NET ASSETS:
   Beginning of year................        260,956,015        253,186,000        672,850,047        170,478,449
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     233,288,277  $     260,956,015  $     615,095,439  $     672,850,047
                                      =================  =================  =================  =================

                                         MIST GOLDMAN
                                      SACHS MID CAP VALUE
                                      INVESTMENT DIVISION
                                      -------------------
                                           2015 (a)
                                       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $           (632)
   Net realized gains (losses)......              14,791
   Change in unrealized gains
     (losses) on investments........            (30,255)
                                       -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (16,096)
                                       -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             105,542
   Net transfers (including fixed
     account).......................              77,998
   Contract charges.................                  --
   Transfers for contract benefits
     and terminations...............               (585)
                                       -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......             182,955
                                       -----------------
     Net increase (decrease)
        in net assets...............             166,859
NET ASSETS:
   Beginning of year................                  --
                                       -----------------
   End of year......................   $         166,859
                                       =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                             MIST HARRIS OAKMARK                      MIST INVESCO                MIST INVESCO
                                                INTERNATIONAL                   BALANCED-RISK ALLOCATION            COMSTOCK
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION         INVESTMENT DIVISION
                                    ------------------------------------  -----------------------------------  -------------------
                                           2015               2014               2015              2014             2015 (e)
                                    -----------------  -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       9,654,311  $       6,713,682  $       6,976,834  $    (5,669,721)  $              54
   Net realized gains (losses)....         53,300,661         62,037,552         32,567,892        21,166,381                117
   Change in unrealized gains
     (losses) on investments......       (92,293,852)      (109,986,530)       (64,874,713)         2,913,235              (918)
                                    -----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (29,338,880)       (41,235,296)       (25,329,987)        18,409,895              (747)
                                    -----------------  -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         24,194,420         28,962,449         49,230,141        37,996,713              9,430
   Net transfers (including fixed
     account).....................          4,312,086         22,422,916          (735,103)       (6,134,627)                 89
   Contract charges...............        (2,874,054)        (2,810,642)        (5,530,401)       (5,158,534)                 --
   Transfers for contract benefits
     and terminations.............       (46,074,370)       (51,770,464)       (21,658,016)      (20,347,717)              (100)
                                    -----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (20,441,918)        (3,195,741)         21,306,621         6,355,835              9,419
                                    -----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (49,780,798)       (44,431,037)        (4,023,366)        24,765,730              8,672
NET ASSETS:
   Beginning of year..............        553,476,475        597,907,512        458,464,882       433,699,152                 --
                                    -----------------  -----------------  -----------------  ----------------  -----------------
   End of year....................  $     503,695,677  $     553,476,475  $     454,441,516  $    458,464,882  $           8,672
                                    =================  =================  =================  ================  =================


                                         MIST INVESCO MID CAP VALUE          MIST INVESCO SMALL CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (3,386,587)  $     (3,551,031)  $       (694,196)  $       (655,857)
   Net realized gains (losses)....         30,182,385         99,798,686         14,943,940          8,251,596
   Change in unrealized gains
     (losses) on investments......       (73,076,355)       (55,471,384)       (15,578,333)        (4,207,768)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (46,280,557)         40,776,271        (1,328,589)          3,387,971
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         13,408,751         14,690,995          2,949,714          2,795,418
   Net transfers (including fixed
     account).....................        (1,468,130)       (17,936,548)           (38,384)            895,714
   Contract charges...............        (1,663,667)        (1,662,331)          (201,983)          (184,492)
   Transfers for contract benefits
     and terminations.............       (45,460,761)       (49,428,678)        (4,949,094)        (5,203,551)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (35,183,807)       (54,336,562)        (2,239,747)        (1,696,911)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (81,464,364)       (13,560,291)        (3,568,336)          1,691,060
NET ASSETS:
   Beginning of year..............        504,220,570        517,780,861         54,115,294         52,424,234
                                     ----------------  -----------------  -----------------  -----------------
   End of year....................   $    422,756,206  $     504,220,570  $      50,546,958  $      54,115,294
                                     ================  =================  =================  =================

                                                                                 MIST JPMORGAN GLOBAL
                                          MIST JPMORGAN CORE BOND                  ACTIVE ALLOCATION
                                            INVESTMENT DIVISION                   INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                          2015               2014               2015               2014
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         989,600  $         167,620  $      10,257,848  $       (857,359)
   Net realized gains (losses)....           (77,075)            403,711         33,721,224         19,524,205
   Change in unrealized gains
     (losses) on investments......        (1,738,113)          2,796,546       (47,806,552)         15,242,887
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (825,588)          3,367,877        (3,827,480)         33,909,733
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          5,328,900          4,870,751         99,400,469         68,269,500
   Net transfers (including fixed
     account).....................          5,113,852          5,304,110         39,784,699         44,955,362
   Contract charges...............          (886,711)          (832,433)        (8,492,134)        (7,110,263)
   Transfers for contract benefits
     and terminations.............        (6,650,405)        (6,573,524)       (30,071,151)       (24,046,843)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          2,905,636          2,768,904        100,621,883         82,067,756
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............          2,080,048          6,136,781         96,794,403        115,977,489
NET ASSETS:
   Beginning of year..............         94,969,104         88,832,323        669,115,337        553,137,848
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $      97,049,152  $      94,969,104  $     765,909,740  $     669,115,337
                                    =================  =================  =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          MIST JPMORGAN SMALL CAP VALUE      MIST LOOMIS SAYLES GLOBAL MARKETS
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  -----------------------------------
                                             2015               2014              2015              2014
                                      -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (30,811)  $        (81,479)  $        369,322  $       1,024,144
   Net realized gains (losses)......          2,021,965          2,710,095         2,472,090          1,964,250
   Change in unrealized gains
     (losses) on investments........        (3,780,603)        (1,981,953)       (2,653,598)          (307,971)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (1,789,449)            646,663           187,814          2,680,423
                                      -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,067,740          1,064,911         3,438,072          3,410,558
   Net transfers (including fixed
     account).......................             86,724            787,285       (1,986,596)        (1,864,591)
   Contract charges.................          (162,466)          (156,449)         (858,117)          (842,912)
   Transfers for contract benefits
     and terminations...............          (959,677)        (1,003,713)       (9,574,355)        (8,850,171)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......             32,321            692,034       (8,980,996)        (8,147,116)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,757,128)          1,338,697       (8,793,182)        (5,466,693)
NET ASSETS:
   Beginning of year................         21,130,600         19,791,903       122,949,006        128,415,699
                                      -----------------  -----------------  ----------------  -----------------
   End of year......................  $      19,373,472  $      21,130,600  $    114,155,824  $     122,949,006
                                      =================  =================  ================  =================

                                                                             MIST MET/ARTISAN
                                        MIST LORD ABBETT BOND DEBENTURE        INTERNATIONAL
                                              INVESTMENT DIVISION           INVESTMENT DIVISION
                                      ------------------------------------  -------------------
                                            2015               2014              2015 (a)
                                      -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      13,936,734  $      14,951,887   $            (13)
   Net realized gains (losses)......         13,849,776         11,585,996                 (1)
   Change in unrealized gains
     (losses) on investments........       (38,009,062)       (14,410,801)               (202)
                                      -----------------  -----------------   -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (10,222,552)         12,127,082               (216)
                                      -----------------  -----------------   -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         14,513,732         16,783,768               2,944
   Net transfers (including fixed
     account).......................        (6,675,561)         11,316,873                 185
   Contract charges.................        (1,316,260)        (1,334,613)                  --
   Transfers for contract benefits
     and terminations...............       (32,722,253)       (38,755,187)                  --
                                      -----------------  -----------------   -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (26,200,342)       (11,989,159)               3,129
                                      -----------------  -----------------   -----------------
     Net increase (decrease)
        in net assets...............       (36,422,894)            137,923               2,913
NET ASSETS:
   Beginning of year................        339,514,538        339,376,615                  --
                                      -----------------  -----------------   -----------------
   End of year......................  $     303,091,644  $     339,514,538   $           2,913
                                      =================  =================   =================

                                                                                      MIST MET/FRANKLIN
                                      MIST MET/EATON VANCE FLOATING RATE          LOW DURATION TOTAL RETURN
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2015                2014               2015               2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         437,486  $         440,177  $       1,624,285  $         817,475
   Net realized gains (losses)......           (98,316)             43,845          (338,968)           (65,128)
   Change in unrealized gains
     (losses) on investments........          (773,496)          (604,622)        (2,946,922)          (989,054)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (434,326)          (120,600)        (1,661,605)          (236,707)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,535,124          2,478,486          4,559,619          7,059,276
   Net transfers (including fixed
     account).......................            842,170          1,287,734        (7,119,960)         21,409,899
   Contract charges.................           (75,848)           (84,419)          (694,360)          (720,570)
   Transfers for contract benefits
     and terminations...............        (2,071,082)          (847,919)        (6,572,076)        (7,531,767)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            230,364          2,833,882        (9,826,777)         20,216,838
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (203,962)          2,713,282       (11,488,382)         19,980,131
NET ASSETS:
   Beginning of year................         20,128,137         17,414,855         96,688,495         76,708,364
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      19,924,175  $      20,128,137  $      85,200,113  $      96,688,495
                                      =================  =================  =================  =================

                                               MIST MET/TEMPLETON
                                               INTERNATIONAL BOND
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2015               2014
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         574,573  $         290,200
   Net realized gains (losses)......           (74,272)           (27,466)
   Change in unrealized gains
     (losses) on investments........          (950,206)          (263,902)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (449,905)            (1,168)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            158,313            125,034
   Net transfers (including fixed
     account).......................            384,649          (127,373)
   Contract charges.................           (91,736)           (88,549)
   Transfers for contract benefits
     and terminations...............          (518,990)          (449,493)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......           (67,764)          (540,381)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (517,669)          (541,549)
NET ASSETS:
   Beginning of year................          8,355,488          8,897,037
                                      -----------------  -----------------
   End of year......................  $       7,837,819  $       8,355,488
                                      =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       MIST METLIFE ASSET ALLOCATION 100       MIST METLIFE BALANCED PLUS
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                           2015               2014               2015               2014
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         353,067  $     (1,020,313)  $      28,339,113  $      14,644,003
   Net realized gains (losses).....         22,255,475          5,869,246        199,585,593        235,284,058
   Change in unrealized gains
     (losses) on investments.......       (29,226,415)          3,925,591      (409,728,366)        (6,650,823)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (6,617,873)          8,774,524      (181,803,660)        243,277,238
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,898,104         13,865,116        332,485,285        260,502,702
   Net transfers (including fixed
     account)......................        (2,874,643)            679,490         12,794,482        214,839,062
   Contract charges................          (475,155)          (454,115)       (40,572,122)       (35,437,993)
   Transfers for contract benefits
     and terminations..............       (20,646,638)       (20,440,773)      (156,636,175)      (134,800,740)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (10,098,332)        (6,350,282)        148,071,470        305,103,031
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (16,716,205)          2,424,242       (33,732,190)        548,380,269
NET ASSETS:
   Beginning of year...............        230,931,939        228,507,697      3,306,532,931      2,758,152,662
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     214,215,734  $     230,931,939  $   3,272,800,741  $   3,306,532,931
                                     =================  =================  =================  =================

                                          MIST METLIFE MULTI-INDEX
                                                TARGETED RISK                 MIST METLIFE SMALL CAP VALUE
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                           2015               2014               2015               2014
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (307,998)  $     (5,039,987)  $       (174,955)  $       (188,343)
   Net realized gains (losses).....         17,078,465          1,257,636          6,007,305          1,110,992
   Change in unrealized gains
     (losses) on investments.......       (39,065,202)         34,474,145        (6,894,491)          (816,842)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (22,294,735)         30,691,794        (1,062,141)            105,807
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        183,140,972        101,413,537          1,083,659          1,508,135
   Net transfers (including fixed
     account)......................        143,784,095        128,155,710          (366,120)          (507,744)
   Contract charges................        (7,135,350)        (4,357,654)           (35,578)           (34,630)
   Transfers for contract benefits
     and terminations..............       (26,557,212)       (14,296,253)        (1,090,362)        (1,119,033)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        293,232,505        210,915,340          (408,401)          (153,272)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        270,937,770        241,607,134        (1,470,542)           (47,465)
NET ASSETS:
   Beginning of year...............        503,156,737        261,549,603         16,801,002         16,848,467
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     774,094,507  $     503,156,737  $      15,330,460  $      16,801,002
                                     =================  =================  =================  =================

                                              MIST MFS EMERGING
                                               MARKETS EQUITY                MIST MFS RESEARCH INTERNATIONAL
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                           2015               2014               2015               2014
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         288,170  $       (226,358)  $       3,433,795  $       2,557,934
   Net realized gains (losses).....          (328,008)            182,214            343,144            927,141
   Change in unrealized gains
     (losses) on investments.......        (8,274,343)        (3,987,006)        (8,823,405)       (22,790,637)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (8,314,181)        (4,031,150)        (5,046,466)       (19,305,562)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,979,524          2,673,637          7,302,273          8,348,183
   Net transfers (including fixed
     account)......................          5,656,755          3,761,460        (2,376,663)          1,964,238
   Contract charges................          (466,099)          (465,682)        (1,059,819)        (1,038,776)
   Transfers for contract benefits
     and terminations..............        (2,071,869)        (2,405,598)       (19,307,007)       (20,815,387)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          5,098,311          3,563,817       (15,441,216)       (11,541,742)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (3,215,870)          (467,333)       (20,487,682)       (30,847,304)
NET ASSETS:
   Beginning of year...............         52,734,725         53,202,058        221,624,094        252,471,398
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      49,518,855  $      52,734,725  $     201,136,412  $     221,624,094
                                     =================  =================  =================  =================

                                             MIST MORGAN STANLEY
                                               MID CAP GROWTH
                                             INVESTMENT DIVISION
                                     ----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,268,462)  $    (4,505,418)
   Net realized gains (losses).....        15,167,804        16,801,895
   Change in unrealized gains
     (losses) on investments.......      (31,029,081)      (12,785,123)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (20,129,739)         (488,646)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         9,971,327        11,608,453
   Net transfers (including fixed
     account)......................       (7,402,166)       (6,505,403)
   Contract charges................         (457,903)         (463,138)
   Transfers for contract benefits
     and terminations..............      (31,210,593)      (35,736,925)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (29,099,335)      (31,097,013)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (49,229,074)      (31,585,659)
NET ASSETS:
   Beginning of year...............       367,615,842       399,201,501
                                     ----------------  ----------------
   End of year.....................  $    318,386,768  $    367,615,842
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                  MIST PANAGORA GLOBAL
                                       MIST OPPENHEIMER GLOBAL EQUITY               DIVERSIFIED RISK
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                           2015               2014               2015             2014 (d)
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (367,695)  $       (548,162)  $       (127,687)  $       (11,593)
   Net realized gains (losses).....         15,455,628         16,780,916             80,369           128,797
   Change in unrealized gains
     (losses) on investments.......        (7,143,440)       (13,256,823)        (1,781,131)         (100,953)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,944,493          2,975,931        (1,828,449)            16,251
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,399,725          8,077,218         14,767,009         4,116,214
   Net transfers (including fixed
     account)......................          3,916,312          1,144,594          8,481,816         2,551,951
   Contract charges................        (1,118,748)        (1,020,879)          (127,692)           (9,905)
   Transfers for contract benefits
     and terminations..............       (23,135,934)       (24,016,051)          (884,805)          (52,833)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (10,938,645)       (15,815,118)         22,236,328         6,605,427
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,994,152)       (12,839,187)         20,407,879         6,621,678
NET ASSETS:
   Beginning of year...............        271,471,540        284,310,727          6,621,678                --
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     268,477,388  $     271,471,540  $      27,029,557  $      6,621,678
                                     =================  =================  =================  ================

                                                 MIST PIMCO                                                            MIST
                                          INFLATION PROTECTED BOND               MIST PIMCO TOTAL RETURN           PIONEER FUND
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION          INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------  -------------------
                                           2015               2014               2015               2014             2015 (e)
                                     ----------------  -----------------  -----------------  -----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     18,028,545  $       1,539,353  $      42,775,561  $      12,421,593  $               7
   Net realized gains (losses).....       (8,502,320)        (7,095,453)          9,908,623          (111,363)                644
   Change in unrealized gains
     (losses) on investments.......      (30,487,770)         15,311,995       (64,806,501)         20,819,584              (814)
                                     ----------------  -----------------  -----------------  -----------------  -------------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (20,961,545)          9,755,895       (12,122,317)         33,129,814              (163)
                                     ----------------  -----------------  -----------------  -----------------  -------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        13,413,226         17,499,770         29,337,987         41,864,333              6,978
   Net transfers (including fixed
     account)......................       (9,141,299)       (26,259,193)       (16,147,459)       (43,304,861)                  5
   Contract charges................       (3,697,295)        (3,752,191)        (7,011,705)        (6,974,624)                 --
   Transfers for contract benefits
     and terminations..............      (40,815,967)       (44,533,339)       (90,635,820)      (100,252,698)                 --
                                     ----------------  -----------------  -----------------  -----------------  -------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (40,241,335)       (57,044,953)       (84,456,997)      (108,667,850)              6,983
                                     ----------------  -----------------  -----------------  -----------------  -------------------
     Net increase (decrease)
        in net assets..............      (61,202,880)       (47,289,058)       (96,579,314)       (75,538,036)              6,820
NET ASSETS:
   Beginning of year...............       512,607,268        559,896,326      1,090,762,284      1,166,300,320                 --
                                     ----------------  -----------------  -----------------  -----------------  -------------------
   End of year.....................  $    451,404,388  $     512,607,268  $     994,182,970  $   1,090,762,284  $           6,820
                                     ================  =================  =================  =================  ===================


                                        MIST PIONEER STRATEGIC INCOME        MIST PYRAMIS GOVERNMENT INCOME
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                           2015               2014               2015               2014
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,949,511  $       2,533,622  $       5,585,521  $       7,154,892
   Net realized gains (losses).....            573,638            772,493          (150,619)        (1,621,559)
   Change in unrealized gains
     (losses) on investments.......        (5,669,032)        (1,203,395)        (9,705,204)         26,699,448
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (2,145,883)          2,102,720        (4,270,302)         32,232,781
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,848,699          4,823,256         21,028,062         14,609,351
   Net transfers (including fixed
     account)......................          2,537,821          4,305,269          3,306,610       (14,421,751)
   Contract charges................          (492,329)          (462,015)        (7,075,620)        (6,961,531)
   Transfers for contract benefits
     and terminations..............        (4,592,952)        (3,819,840)       (36,356,781)       (32,931,648)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          1,301,239          4,846,670       (19,097,729)       (39,705,579)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (844,644)          6,949,390       (23,368,031)        (7,472,798)
NET ASSETS:
   Beginning of year...............         76,351,267         69,401,877        534,446,057        541,918,855
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      75,506,623  $      76,351,267  $     511,078,026  $     534,446,057
                                     =================  =================  =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014




                                          MIST PYRAMIS MANAGED RISK        MIST SCHRODERS GLOBAL MULTI-ASSET
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,222,017)  $     (1,153,230)  $    (1,174,934)  $         161,473
   Net realized gains (losses).....         7,276,907            334,734        14,281,545         14,501,015
   Change in unrealized gains
     (losses) on investments.......      (16,145,144)          7,306,434      (25,032,926)          9,882,321
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (10,090,254)          6,487,938      (11,926,315)         24,544,809
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       105,640,846         30,415,570        67,525,609         37,221,360
   Net transfers (including fixed
     account)......................        96,467,400         37,409,357        41,820,235         27,890,778
   Contract charges................       (2,123,563)          (935,047)       (5,548,357)        (4,565,324)
   Transfers for contract benefits
     and terminations..............       (7,685,955)        (3,371,964)      (20,230,788)       (16,251,420)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       192,298,728         63,517,916        83,566,699         44,295,394
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       182,208,474         70,005,854        71,640,384         68,840,203
NET ASSETS:
   Beginning of year...............       127,322,331         57,316,477       426,762,086        357,921,883
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    309,530,805  $     127,322,331  $    498,402,470  $     426,762,086
                                     ================  =================  ================  =================

                                                                                                                    MIST T. ROWE
                                                                                                                   PRICE LARGE CAP
                                       MIST SSGA GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF                  VALUE
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION           INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------  -------------------
                                            2015              2014                2015              2014              2015 (e)
                                     -----------------  ----------------   -----------------  -----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       9,759,736  $      9,506,488   $       1,156,549  $       1,005,584   $          (446)
   Net realized gains (losses).....         59,953,689        69,285,074          10,507,045         12,495,548                 37
   Change in unrealized gains
     (losses) on investments.......       (98,150,269)      (36,174,019)        (17,009,748)        (7,185,364)            (3,740)
                                     -----------------  ----------------   -----------------  -----------------  -------------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (28,436,844)        42,617,543         (5,346,154)          6,315,768            (4,149)
                                     -----------------  ----------------   -----------------  -----------------  -------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         44,577,621        24,323,776           8,084,130          7,409,394             99,195
   Net transfers (including fixed
     account)......................       (32,417,407)      (26,282,031)           (531,329)          5,707,554             42,756
   Contract charges................        (9,202,199)       (9,007,601)         (1,044,385)          (922,307)                 --
   Transfers for contract benefits
     and terminations..............       (53,469,988)      (52,178,650)        (11,626,734)       (10,703,118)                (6)
                                     -----------------  ----------------   -----------------  -----------------  -------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (50,511,973)      (63,144,506)         (5,118,318)          1,491,523            141,945
                                     -----------------  ----------------   -----------------  -----------------  -------------------
     Net increase (decrease)
        in net assets..............       (78,948,817)      (20,526,963)        (10,464,472)          7,807,291            137,796
NET ASSETS:
   Beginning of year...............        959,208,935       979,735,898         158,546,674        150,739,383                 --
                                     -----------------  ----------------   -----------------  -----------------  -------------------
   End of year.....................  $     880,260,118  $    959,208,935   $     148,082,202  $     158,546,674   $        137,796
                                     =================  ================   =================  =================  ===================


                                                                              MIST TCW CORE
                                       MIST T. ROWE PRICE MID CAP GROWTH      FIXED INCOME           MIST WMC LARGE CAP RESEARCH
                                              INVESTMENT DIVISION          INVESTMENT DIVISION           INVESTMENT DIVISION
                                     ------------------------------------  -------------------  ------------------------------------
                                            2015              2014              2015 (f)               2015               2014
                                     -----------------  -----------------   ----------------    -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (5,634,713)  $     (5,072,974)   $           (20)    $       (743,626)  $     (1,565,524)
   Net realized gains (losses).....         78,978,860         48,791,680                 --           76,771,964         19,130,176
   Change in unrealized gains
     (losses) on investments.......       (50,570,412)            423,719               (16)         (49,429,031)         69,662,689
                                     -----------------  -----------------   ----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         22,773,735         44,142,425               (36)           26,599,307         87,227,341
                                     -----------------  -----------------   ----------------    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         25,568,356         22,501,374              7,500           11,762,759         13,632,289
   Net transfers (including fixed
     account)......................         20,490,955            163,656             13,199         (19,471,410)       (13,739,992)
   Contract charges................        (2,178,434)        (1,921,040)                 --            (759,734)          (722,886)
   Transfers for contract benefits
     and terminations..............       (35,630,225)       (32,815,857)                 --         (68,589,447)       (65,130,176)
                                     -----------------  -----------------   ----------------    -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          8,250,652       (12,071,867)             20,699         (77,057,832)       (65,960,765)
                                     -----------------  -----------------   ----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets..............         31,024,387         32,070,558             20,663         (50,458,525)         21,266,576
NET ASSETS:
   Beginning of year...............        425,918,797        393,848,239                 --          761,053,589        739,787,013
                                     -----------------  -----------------   ----------------    -----------------  -----------------
   End of year.....................  $     456,943,184  $     425,918,797   $         20,663    $     710,595,064  $     761,053,589
                                     =================  =================   ================    =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                   VARIABLE B                           VARIABLE C
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2015                2014              2015               2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           5,694  $           7,004  $          11,324  $          10,465
   Net realized gains (losses)......          1,507,345            400,057            111,175             12,154
   Change in unrealized gains
     (losses) on investments........        (1,012,258)          1,249,360           (61,478)            143,876
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            500,781          1,656,421             61,021            166,495
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --              1,722                 --                 --
   Net transfers (including fixed
     account).......................                 --                 --                 --                 --
   Contract charges.................                 --                 --                 --                 --
   Transfers for contract benefits
     and terminations...............        (2,159,003)        (1,764,569)           (49,123)           (56,475)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (2,159,003)        (1,762,847)           (49,123)           (56,475)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,658,222)          (106,426)             11,898            110,020
NET ASSETS:
   Beginning of year................         13,870,298         13,976,724          1,356,840          1,246,820
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      12,212,076  $      13,870,298  $       1,368,738  $       1,356,840
                                      =================  =================  =================  =================

                                               MSF BAILLIE GIFFORD                       MSF BARCLAYS
                                               INTERNATIONAL STOCK                   AGGREGATE BOND INDEX
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  -------------------------------------
                                             2015               2014                2015               2014
                                      ------------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          477,891  $         148,505  $      17,875,505  $       18,538,567
   Net realized gains (losses)......         (1,107,968)          (835,772)            721,469             789,567
   Change in unrealized gains
     (losses) on investments........         (3,208,049)        (5,962,448)       (32,081,982)          29,744,049
                                      ------------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (3,838,126)        (6,649,715)       (13,485,008)          49,072,183
                                      ------------------  -----------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           3,238,899          3,886,169         75,590,153          68,034,934
   Net transfers (including fixed
     account).......................         (2,589,739)            412,960         15,299,808          33,728,296
   Contract charges.................           (409,655)          (413,929)        (6,358,171)         (5,936,263)
   Transfers for contract benefits
     and terminations...............        (13,459,183)       (15,862,121)      (116,103,203)       (116,469,102)
                                      ------------------  -----------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (13,219,678)       (11,976,921)       (31,571,413)        (20,642,135)
                                      ------------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............        (17,057,804)       (18,626,636)       (45,056,421)          28,430,048
NET ASSETS:
   Beginning of year................         143,934,419        162,561,055      1,201,918,831       1,173,488,783
                                      ------------------  -----------------  -----------------  ------------------
   End of year......................  $      126,876,615  $     143,934,419  $   1,156,862,410  $    1,201,918,831
                                      ==================  =================  =================  ==================


                                           MSF BLACKROCK BOND INCOME         MSF BLACKROCK CAPITAL APPRECIATION
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2015                2014               2015               2014
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      12,251,881  $       9,962,328  $      (2,366,584)  $     (2,310,022)
   Net realized gains (losses)......          5,818,364            552,890          40,537,628         10,125,655
   Change in unrealized gains
     (losses) on investments........       (22,179,775)         15,776,512        (29,688,354)          5,010,354
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (4,109,530)         26,291,730           8,482,690         12,825,987
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         19,829,390         17,873,482           7,009,721          5,557,016
   Net transfers (including fixed
     account).......................         16,202,388         25,588,292         (3,258,993)        (6,906,160)
   Contract charges.................        (2,330,867)        (2,012,040)         (1,076,700)        (1,025,151)
   Transfers for contract benefits
     and terminations...............       (48,715,946)       (48,174,128)        (15,051,494)       (14,764,188)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (15,015,035)        (6,724,394)        (12,377,466)       (17,138,483)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............       (19,124,565)         19,567,336         (3,894,776)        (4,312,496)
NET ASSETS:
   Beginning of year................        498,013,818        478,446,482         184,744,024        189,056,520
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $     478,889,253  $     498,013,818  $      180,849,248  $     184,744,024
                                      =================  =================  ==================  =================


                                          MSF BLACKROCK LARGE CAP VALUE
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2015              2014
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         835,724  $       (549,259)
   Net realized gains (losses)......         18,783,606         62,173,448
   Change in unrealized gains
     (losses) on investments........       (38,494,523)       (39,840,375)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (18,875,193)         21,783,814
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         10,587,598         12,719,265
   Net transfers (including fixed
     account).......................        (2,320,586)             50,266
   Contract charges.................        (1,369,677)        (1,327,333)
   Transfers for contract benefits
     and terminations...............       (23,869,944)       (26,243,852)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (16,972,609)       (14,801,654)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (35,847,802)          6,982,160
NET ASSETS:
   Beginning of year................        277,145,192        270,163,032
                                      -----------------  -----------------
   End of year......................  $     241,297,390  $     277,145,192
                                      =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                         MSF BLACKROCK MONEY MARKET           MSF FRONTIER MID CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (897,912)  $       (995,836)  $     (6,402,472)  $     (6,324,343)
   Net realized gains (losses).....                --                 --         87,308,805         66,003,178
   Change in unrealized gains
     (losses) on investments.......                --                 --       (70,811,852)       (11,811,240)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (897,912)          (995,836)         10,094,481         47,867,595
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        10,263,669          6,029,836          8,174,212          8,261,247
   Net transfers (including fixed
     account)......................       (3,986,517)        (3,149,949)        (5,595,314)        (9,143,437)
   Contract charges................         (534,027)          (576,008)          (623,301)          (593,616)
   Transfers for contract benefits
     and terminations..............       (9,584,689)       (14,315,222)       (47,843,700)       (45,108,676)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (3,841,564)       (12,011,343)       (45,888,103)       (46,584,482)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (4,739,476)       (13,007,179)       (35,793,622)          1,283,113
NET ASSETS:
   Beginning of year...............        70,377,934         83,385,113        516,959,626        515,676,513
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     65,638,458  $      70,377,934  $     481,166,004  $     516,959,626
                                     ================  =================  =================  =================

                                                                                   MSF LOOMIS SAYLES
                                             MSF JENNISON GROWTH                    SMALL CAP CORE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,145,918)  $     (2,093,162)  $     (2,230,204)  $     (2,420,074)
   Net realized gains (losses).....        34,731,596         18,453,989         28,214,937         31,470,072
   Change in unrealized gains
     (losses) on investments.......      (16,815,087)        (3,551,217)       (30,671,698)       (24,891,546)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        15,770,591         12,809,610        (4,686,965)          4,158,452
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,669,903          5,673,938          6,072,356          7,160,942
   Net transfers (including fixed
     account)......................         3,673,494        (6,588,785)        (4,558,976)        (2,874,330)
   Contract charges................       (1,036,154)          (993,164)          (731,994)          (707,054)
   Transfers for contract benefits
     and terminations..............      (14,525,014)       (13,971,214)       (18,477,171)       (18,555,419)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,217,771)       (15,879,225)       (17,695,785)       (14,975,861)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        10,552,820        (3,069,615)       (22,382,750)       (10,817,409)
NET ASSETS:
   Beginning of year...............       174,229,733        177,299,348        192,412,320        203,229,729
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    184,782,553  $     174,229,733  $     170,029,570  $     192,412,320
                                     ================  =================  =================  =================

                                              MSF LOOMIS SAYLES
                                              SMALL CAP GROWTH               MSF MET/ARTISAN MID CAP VALUE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (687,881)  $       (728,850)  $       (487,572)  $     (1,654,601)
   Net realized gains (losses).....         9,423,368         10,665,523         33,579,210          6,709,487
   Change in unrealized gains
     (losses) on investments.......       (8,680,037)       (10,531,918)       (57,415,570)        (3,523,612)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            55,450          (595,245)       (24,323,932)          1,531,274
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,671,979          2,022,653          6,763,059          9,516,098
   Net transfers (including fixed
     account)......................           900,739        (4,861,259)        (5,945,057)        (2,810,621)
   Contract charges................         (119,186)          (116,921)          (572,399)          (600,532)
   Transfers for contract benefits
     and terminations..............       (5,522,762)        (6,070,016)       (24,229,032)       (27,120,985)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (3,069,230)        (9,025,543)       (23,983,429)       (21,016,040)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (3,013,780)        (9,620,788)       (48,307,361)       (19,484,766)
NET ASSETS:
   Beginning of year...............        54,772,060         64,392,848        249,301,841        268,786,607
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     51,758,280  $      54,772,060  $     200,994,480  $     249,301,841
                                     ================  =================  =================  =================

                                             MSF MET/DIMENSIONAL
                                         INTERNATIONAL SMALL COMPANY
                                             INVESTMENT DIVISION
                                     -----------------------------------
                                           2015               2014
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         33,101  $          40,800
   Net realized gains (losses).....         1,213,540            270,451
   Change in unrealized gains
     (losses) on investments.......         (930,935)          (899,309)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           315,706          (588,058)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           562,026            968,078
   Net transfers (including fixed
     account)......................           142,618          1,244,253
   Contract charges................          (54,906)           (47,631)
   Transfers for contract benefits
     and terminations..............         (326,783)          (376,436)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           322,955          1,788,264
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............           638,661          1,200,206
NET ASSETS:
   Beginning of year...............         7,087,460          5,887,254
                                     ----------------  -----------------
   End of year.....................  $      7,726,121  $       7,087,460
                                     ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                         MSF METLIFE ASSET ALLOCATION 20        MSF METLIFE ASSET ALLOCATION 40
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2015               2014               2015                2014
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       4,049,551  $       13,896,813  $    (13,501,985)  $      23,381,196
   Net realized gains (losses)......         17,170,497          26,178,446         93,914,884         73,541,453
   Change in unrealized gains
     (losses) on investments........       (29,849,147)        (23,247,513)      (110,103,096)       (44,972,311)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (8,629,099)          16,827,746       (29,690,197)         51,950,338
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         23,021,689          26,657,059         43,521,502         59,297,231
   Net transfers (including fixed
     account).......................       (13,517,149)        (14,313,128)       (30,068,425)       (14,405,089)
   Contract charges.................        (3,280,721)         (3,462,380)        (9,917,038)       (10,206,995)
   Transfers for contract benefits
     and terminations...............       (47,370,506)        (54,509,493)      (128,574,673)      (133,745,000)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (41,146,687)        (45,627,942)      (125,038,634)       (99,059,853)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (49,775,786)        (28,800,196)      (154,728,831)       (47,109,515)
NET ASSETS:
   Beginning of year................        521,380,178         550,180,374      1,428,984,290      1,476,093,805
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $     471,604,392  $      521,380,178  $   1,274,255,459  $   1,428,984,290
                                      =================  ==================  =================  =================

                                         MSF METLIFE ASSET ALLOCATION 60        MSF METLIFE ASSET ALLOCATION 80
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2015               2014                2015              2014
                                       -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $    (30,522,692)  $      35,781,481  $    (17,939,177)  $       6,674,371
   Net realized gains (losses)......         338,781,909        242,074,405        133,682,074         40,779,324
   Change in unrealized gains
     (losses) on investments........       (408,025,987)      (114,823,100)      (169,502,844)         31,702,916
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (99,766,770)        163,032,786       (53,759,947)         79,156,611
                                       -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         141,856,789        142,959,175         73,046,350         83,366,762
   Net transfers (including fixed
     account).......................        (54,765,136)       (29,853,455)       (39,058,626)         66,844,127
   Contract charges.................        (35,530,809)       (34,898,596)       (13,292,993)       (12,439,753)
   Transfers for contract benefits
     and terminations...............       (339,177,273)      (329,329,344)      (154,787,619)      (150,251,241)
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (287,616,429)      (251,122,220)      (134,092,888)       (12,480,105)
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (387,383,199)       (88,089,434)      (187,852,835)         66,676,506
NET ASSETS:
   Beginning of year................       4,365,939,925      4,454,029,359      2,021,856,411      1,955,179,905
                                       -----------------  -----------------  -----------------  -----------------
   End of year......................   $   3,978,556,726  $   4,365,939,925  $   1,834,003,576  $   2,021,856,411
                                       =================  =================  =================  =================

                                         MSF METLIFE MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2015               2014               2015                2014
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,368,736)  $      (1,942,475)  $      12,314,597  $      11,073,177
   Net realized gains (losses)......         48,525,278          40,073,549        226,597,227        178,937,329
   Change in unrealized gains
     (losses) on investments........       (66,183,505)           3,367,529      (241,831,474)        155,769,398
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (19,026,963)          41,498,603        (2,919,650)        345,779,904
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         27,302,440          29,033,507         93,131,498         97,402,249
   Net transfers (including fixed
     account).......................        (1,110,575)         (4,852,865)       (15,639,834)       (69,411,914)
   Contract charges.................        (2,009,730)         (1,907,550)        (7,471,380)        (7,181,264)
   Transfers for contract benefits
     and terminations...............       (47,544,633)        (45,089,289)      (285,776,588)      (287,323,305)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (23,362,498)        (22,816,197)      (215,756,304)      (266,514,234)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (42,389,461)          18,682,406      (218,675,954)         79,265,670
NET ASSETS:
   Beginning of year................        550,797,141         532,114,735      3,141,402,122      3,062,136,452
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $     508,407,680  $      550,797,141  $   2,922,726,168  $   3,141,402,122
                                      =================  ==================  =================  =================

                                             MSF MFS TOTAL RETURN
                                              INVESTMENT DIVISION
                                      ------------------------------------
                                            2015                2014
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,926,087  $       1,628,484
   Net realized gains (losses)......          3,730,610          3,180,310
   Change in unrealized gains
     (losses) on investments........        (7,803,043)          5,996,997
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (2,146,346)         10,805,791
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,838,117          5,800,170
   Net transfers (including fixed
     account).......................        (1,290,543)          1,842,892
   Contract charges.................          (452,176)          (435,167)
   Transfers for contract benefits
     and terminations...............       (15,494,511)       (15,935,068)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (12,399,113)        (8,727,173)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (14,545,459)          2,078,618
NET ASSETS:
   Beginning of year................        157,659,622        155,581,004
                                      -----------------  -----------------
   End of year......................  $     143,114,163  $     157,659,622
                                      =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                MSF MFS VALUE                     MSF MSCI EAFE INDEX
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ----------------------------------  ------------------------------------
                                           2015              2014               2015              2014
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      6,455,781  $      1,620,760  $       9,232,425  $       5,994,993
   Net realized gains (losses).....        86,154,317        34,648,687          5,055,321          4,906,164
   Change in unrealized gains
     (losses) on investments.......      (99,784,014)         9,709,774       (24,716,207)       (50,125,750)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (7,173,916)        45,979,221       (10,428,461)       (39,224,593)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        17,425,359        22,015,424         28,395,445         29,761,878
   Net transfers (including fixed
     account)......................      (14,316,115)      (11,619,646)         12,258,167         33,938,265
   Contract charges................       (1,934,865)       (1,892,394)        (2,212,399)        (2,121,715)
   Transfers for contract benefits
     and terminations..............      (44,805,407)      (48,036,755)       (45,106,608)       (45,835,202)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (43,631,028)      (39,533,371)        (6,665,395)         15,743,226
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (50,804,944)         6,445,850       (17,093,856)       (23,481,367)
NET ASSETS:
   Beginning of year...............       526,090,577       519,644,727        511,371,706        534,853,073
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    475,285,633  $    526,090,577  $     494,277,850  $     511,371,706
                                     ================  ================  =================  =================


                                        MSF NEUBERGER BERMAN GENESIS             MSF RUSSELL 2000 INDEX
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2015               2014               2015               2014
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (3,008,875)  $    (3,240,300)   $      (580,827)  $       (742,961)
   Net realized gains (losses).....          7,964,825         6,555,789         31,065,104         21,937,691
   Change in unrealized gains
     (losses) on investments.......        (6,471,465)       (9,082,126)       (48,711,087)        (8,701,872)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,515,515)       (5,766,637)       (18,226,810)         12,492,858
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,739,128         8,812,379         16,818,484         18,853,314
   Net transfers (including fixed
     account)......................       (10,865,503)       (6,073,271)            233,853            120,448
   Contract charges................          (699,118)         (712,659)          (988,185)          (914,650)
   Transfers for contract benefits
     and terminations..............       (32,306,504)      (37,590,787)       (28,992,392)       (29,143,871)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (36,131,997)      (35,564,338)       (12,928,240)       (11,084,759)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (37,647,512)      (41,330,975)       (31,155,050)          1,408,099
NET ASSETS:
   Beginning of year...............        326,918,853       368,249,828        349,277,094        347,868,995
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $     289,271,341  $    326,918,853   $    318,122,044  $     349,277,094
                                     =================  ================   ================  =================

                                              MSF T. ROWE PRICE                     MSF T. ROWE PRICE
                                              LARGE CAP GROWTH                      SMALL CAP GROWTH
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ----------------------------------
                                            2015              2014               2015              2014
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (5,695,516)  $     (5,279,237)  $    (4,831,613)  $    (4,727,861)
   Net realized gains (losses).....         92,797,482         45,165,018        47,425,085        45,125,313
   Change in unrealized gains
     (losses) on investments.......       (46,422,714)        (8,242,897)      (37,585,745)      (19,935,792)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         40,679,252         31,642,884         5,007,727        20,461,660
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         28,758,080         24,167,784        20,967,157        18,846,975
   Net transfers (including fixed
     account)......................         29,926,297            823,757        18,655,177       (6,509,909)
   Contract charges................        (1,485,381)        (1,258,257)       (1,118,254)         (957,277)
   Transfers for contract benefits
     and terminations..............       (41,836,555)       (39,594,121)      (32,918,369)      (32,520,361)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         15,362,441       (15,860,837)         5,585,711      (21,140,572)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         56,041,693         15,782,047        10,593,438         (678,912)
NET ASSETS:
   Beginning of year...............        443,081,491        427,299,444       394,821,897       395,500,809
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     499,123,184  $     443,081,491  $    405,415,335  $    394,821,897
                                     =================  =================  ================  ================

                                                  MSF VAN ECK
                                           GLOBAL NATURAL RESOURCES
                                              INVESTMENT DIVISION
                                     ------------------------------------
                                            2015               2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (382,787)  $       (399,940)
   Net realized gains (losses).....          (621,489)            797,251
   Change in unrealized gains
     (losses) on investments.......       (12,781,589)        (7,978,235)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (13,785,865)        (7,580,924)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            398,171            443,381
   Net transfers (including fixed
     account)......................         11,005,474          4,265,132
   Contract charges................          (403,843)          (430,366)
   Transfers for contract benefits
     and terminations..............        (1,876,569)        (1,800,103)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          9,123,233          2,478,044
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (4,662,632)        (5,102,880)
NET ASSETS:
   Beginning of year...............         36,305,032         41,407,912
                                     -----------------  -----------------
   End of year.....................  $      31,642,400  $      36,305,032
                                     =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014




                                        MSF WESTERN ASSET MANAGEMENT                MSF WESTERN ASSET
                                        STRATEGIC BOND OPPORTUNITIES           MANAGEMENT U.S. GOVERNMENT
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                           2015               2014               2015               2014
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       7,687,045  $       9,077,538  $       1,580,034  $         962,166
   Net realized gains (losses).....          1,364,144          2,725,207          (159,094)           (72,019)
   Change in unrealized gains
     (losses) on investments.......       (15,235,408)        (2,590,250)        (3,068,212)          1,826,117
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (6,184,219)          9,212,495        (1,647,272)          2,716,264
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,313,082          6,066,468          5,174,975          5,625,227
   Net transfers (including fixed
     account)......................          (647,919)          1,213,333            921,995          1,535,071
   Contract charges................          (520,305)          (539,588)          (994,672)          (993,778)
   Transfers for contract benefits
     and terminations..............       (27,101,107)       (29,325,492)       (22,256,012)       (23,508,716)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (21,956,249)       (22,585,279)       (17,153,714)       (17,342,196)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (28,140,468)       (13,372,784)       (18,800,986)       (14,625,932)
NET ASSETS:
   Beginning of year...............        217,390,710        230,763,494        197,952,838        212,578,770
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     189,250,242  $     217,390,710  $     179,151,852  $     197,952,838
                                     =================  =================  =================  =================



                                                                                        MSF WMC
                                              MSF WMC BALANCED                 CORE EQUITY OPPORTUNITIES
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,320,253  $      4,911,350  $      2,010,969  $    (4,653,195)
   Net realized gains (losses).....        122,285,557        18,339,588       216,287,956        79,773,477
   Change in unrealized gains
     (losses) on investments.......      (117,805,709)        35,590,331     (212,947,143)      (20,448,272)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          8,800,101        58,841,269         5,351,782        54,672,010
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         10,373,098        10,221,524        14,163,559        17,449,672
   Net transfers (including fixed
     account)......................        (8,898,329)       (9,891,981)      (25,245,004)      (35,100,038)
   Contract charges................          (318,511)         (309,998)       (2,861,773)       (2,872,891)
   Transfers for contract benefits
     and terminations..............       (66,281,409)      (70,203,531)      (55,904,555)      (60,786,681)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (65,125,151)      (70,183,986)      (69,847,773)      (81,309,938)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (56,325,050)      (11,342,717)      (64,495,991)      (26,637,928)
NET ASSETS:
   Beginning of year...............        669,398,262       680,740,979       633,127,551       659,765,479
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     613,073,212  $    669,398,262  $    568,631,560  $    633,127,551
                                     =================  ================  ================  ================


                                                   PIMCO VIT                             PIMCO VIT                    PIMCO VIT
                                              COMMODITYREALRETURN                    EMERGING MARKETS               UNCONSTRAINED
                                                   STRATEGY                                BOND                         BOND
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION          INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------  -------------------
                                            2015             2014 (c)             2015             2014 (c)           2015 (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             432  $              --  $           1,403  $               2  $           1,206
   Net realized gains (losses).....            (1,094)                 --                332                 --                 13
   Change in unrealized gains
     (losses) on investments.......           (10,465)               (47)            (4,947)                (6)            (2,167)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (11,127)               (47)            (3,212)                (4)              (948)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             47,775              1,534             62,549              1,917             28,196
   Net transfers (including fixed
     account)......................              6,444                  2              6,821                 --             36,330
   Contract charges................                 --                 --                 --                 --                 --
   Transfers for contract benefits
     and terminations..............              (706)                 --              (296)                 --              (196)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             53,513              1,536             69,074              1,917             64,330
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............             42,386              1,489             65,862              1,913             63,382
NET ASSETS:
   Beginning of year...............              1,489                 --              1,913                 --                 --
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   End of year.....................  $          43,875  $           1,489  $          67,775  $           1,913  $          63,382
                                     =================  =================  =================  =================  =================

                                          TAP 1919
                                      VARIABLE SOCIALLY
                                         RESPONSIVE
                                          BALANCED
                                     INVESTMENT DIVISION
                                     -------------------
                                          2015 (e)
                                     -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $              10
   Net realized gains (losses).....                187
   Change in unrealized gains
     (losses) on investments.......              (257)
                                     -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (60)
                                     -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 67
   Net transfers (including fixed
     account)......................              2,108
   Contract charges................                (1)
   Transfers for contract benefits
     and terminations..............                (2)
                                     -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              2,172
                                     -----------------
     Net increase (decrease)
        in net assets..............              2,112
NET ASSETS:
   Beginning of year...............                 --
                                     -----------------
   End of year.....................  $           2,112
                                     =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                                     VAN ECK VIP
                                                                                                                     LONG/SHORT
                                                                                UIF GLOBAL INFRASTRUCTURE           EQUITY INDEX
                                                                                   INVESTMENT DIVISION           INVESTMENT DIVISION
                                                                         --------------------------------------  -------------------
                                                                                2015              2014 (c)            2015 (a)
                                                                         ------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................................  $              110  $              (1)  $            (207)
   Net realized gains (losses).........................................               3,309                  --                  81
   Change in unrealized gains
      (losses) on investments..........................................            (10,718)                  91             (1,342)
                                                                         ------------------  ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations................................................             (7,299)                  90             (1,468)
                                                                         ------------------  ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners.............................................              35,319               3,917              32,018
   Net transfers (including fixed
      account).........................................................              26,003                  --                  71
   Contract charges....................................................                 (6)                  --                  --
   Transfers for contract benefits
      and terminations.................................................                (24)                  --               (205)
                                                                         ------------------  ------------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions..........................................              61,292               3,917              31,884
                                                                         ------------------  ------------------  ------------------
      Net increase (decrease)
        in net assets..................................................              53,993               4,007              30,416
NET ASSETS:
   Beginning of year...................................................               4,007                  --                  --
                                                                         ------------------  ------------------  ------------------
   End of year.........................................................  $           58,000  $            4,007  $           30,416
                                                                         ==================  ==================  ==================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, series, or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")           Legg Mason Partners Variable Equity Trust
Blackrock Variable Series Funds, Inc. ("BlackRock")            ("LMPVET")
Calvert Variable Series, Inc. ("Calvert")                    Legg Mason Partners Variable Income Trust
Delaware VIP Trust ("Delaware VIP")                            ("LMPVIT")
Fidelity Variable Insurance Products ("Fidelity VIP")        Met Investors Series Trust ("MIST")*
Franklin Templeton Variable Insurance Products Trust         Metropolitan Series Fund ("MSF")*
   ("FTVIPT")                                                PIMCO Variable Insurance Trust ("PIMCO VIT")
Ivy Funds Variable Insurance Portfolios ("Ivy Funds          The Universal Institutional Funds, Inc. ("UIF")
   VIP")                                                     Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")                           Van Eck VIP Trust ("Van Eck VIP")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT DIVISIONS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the contract owner. The following Investment Divisions had net assets as of December 31, 2015:

American Funds Bond Investment Division                  Calvert VP SRI Balanced Investment Division
American Funds Global Small Capitalization               Calvert VP SRI Mid Cap Growth Investment Division
   Investment Division (a)                               Fidelity VIP Contrafund Investment Division
American Funds Growth Investment Division                Fidelity VIP Equity-Income Investment Division
American Funds Growth-Income Investment Division         Fidelity VIP FundsManager 50% Investment Division
BlackRock Global Allocation V.I. Investment              Fidelity VIP FundsManager 60% Investment Division
   Division (b)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)


Fidelity VIP Government Money Market Investment            MIST Met/Templeton International Bond Investment
   Division (a)                                              Division
Fidelity VIP Growth Investment Division                    MIST MetLife Asset Allocation 100 Investment
Fidelity VIP Investment Grade Bond Investment Division       Division (a)
Ivy Funds VIP Asset Strategy Investment Division (b)       MIST MetLife Balanced Plus Investment Division
LMPVET Permal Alternative Select VIT Investment            MIST MetLife Multi-Index Targeted Risk Investment
   Division                                                  Division
MIST AB Global Dynamic Allocation Investment               MIST MetLife Small Cap Value Investment Division
   Division                                                MIST MFS Emerging Markets Equity Investment
MIST Allianz Global Investors Dynamic Multi-Asset            Division
   Plus Investment Division                                MIST MFS Research International Investment
MIST American Funds Balanced Allocation                      Division (a)
   Investment Division (a)                                 MIST Morgan Stanley Mid Cap Growth Investment
MIST American Funds Growth Allocation Investment             Division (a)
   Division (a)                                            MIST Oppenheimer Global Equity Investment
MIST American Funds Growth Investment Division               Division (a)
MIST American Funds Moderate Allocation                    MIST PanAgora Global Diversified Risk Investment
   Investment Division (a)                                   Division
MIST AQR Global Risk Balanced Investment Division          MIST PIMCO Inflation Protected Bond Investment
MIST BlackRock Global Tactical Strategies Investment         Division (a)
   Division                                                MIST PIMCO Total Return Investment Division (a)
MIST BlackRock High Yield Investment Division (a)          MIST Pioneer Fund Investment Division (b)
MIST Clarion Global Real Estate Investment Division (a)    MIST Pioneer Strategic Income Investment
MIST ClearBridge Aggressive Growth Investment                Division (a)
   Division (a)                                            MIST Pyramis Government Income Investment
MIST Goldman Sachs Mid Cap Value Investment                  Division
   Division (b)                                            MIST Pyramis Managed Risk Investment Division
MIST Harris Oakmark International Investment               MIST Schroders Global Multi-Asset Investment
   Division (a)                                              Division
MIST Invesco Balanced-Risk Allocation Investment           MIST SSGA Growth and Income ETF Investment
   Division                                                  Division (a)
MIST Invesco Comstock Investment Division (b)              MIST SSGA Growth ETF Investment Division (a)
MIST Invesco Mid Cap Value Investment Division (a)         MIST T. Rowe Price Large Cap Value Investment
MIST Invesco Small Cap Growth Investment                     Division (b)
   Division (a)                                            MIST T. Rowe Price Mid Cap Growth Investment
MIST JPMorgan Core Bond Investment Division                  Division (a)
MIST JPMorgan Global Active Allocation Investment          MIST TCW Core Fixed Income Investment Division (b)
   Division                                                MIST WMC Large Cap Research Investment
MIST JPMorgan Small Cap Value Investment                     Division (a)
   Division (a)                                            Variable B Investment Division (c)
MIST Loomis Sayles Global Markets Investment               Variable C Investment Division (c)
   Division                                                MSF Baillie Gifford International Stock Investment
MIST Lord Abbett Bond Debenture Investment                   Division (a)
   Division (a)                                            MSF Barclays Aggregate Bond Index Investment
MIST Met/Artisan International Investment Division (b)       Division (a)
MIST Met/Eaton Vance Floating Rate Investment              MSF BlackRock Bond Income Investment Division (a)
   Division                                                MSF BlackRock Capital Appreciation Investment
MIST Met/Franklin Low Duration Total Return                  Division (a)
   Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MSF BlackRock Large Cap Value Investment                 MSF Neuberger Berman Genesis Investment
   Division (a)                                            Division (a)
MSF BlackRock Money Market Investment Division (a)       MSF Russell 2000 Index Investment Division (a)
MSF Frontier Mid Cap Growth Investment Division (a)      MSF T. Rowe Price Large Cap Growth Investment
MSF Jennison Growth Investment Division (a)                Division (a)
MSF Loomis Sayles Small Cap Core Investment              MSF T. Rowe Price Small Cap Growth Investment
   Division (a)                                            Division (a)
MSF Loomis Sayles Small Cap Growth Investment            MSF Van Eck Global Natural Resources Investment
   Division (a)                                            Division
MSF Met/Artisan Mid Cap Value Investment                 MSF Western Asset Management Strategic Bond
   Division (a)                                            Opportunities Investment Division (a)
MSF Met/Dimensional International Small Company          MSF Western Asset Management U.S. Government
   Investment Division                                     Investment Division (a)
MSF MetLife Asset Allocation 20 Investment               MSF WMC Balanced Investment Division (a)
   Division (a)                                          MSF WMC Core Equity Opportunities Investment
MSF MetLife Asset Allocation 40 Investment                 Division (a)
   Division (a)                                          PIMCO VIT CommodityRealReturn Strategy
MSF MetLife Asset Allocation 60 Investment                 Investment Division
   Division (a)                                          PIMCO VIT Emerging Markets Bond Investment
MSF MetLife Asset Allocation 80 Investment                 Division
   Division (a)                                          PIMCO VIT Unconstrained Bond Investment
MSF MetLife Mid Cap Stock Index Investment                 Division (b)
   Division (a)                                          TAP 1919 Variable Socially Responsive Balanced
MSF MetLife Stock Index Investment Division (a)            Investment Division (b)
MSF MFS Total Return Investment Division (a)             UIF Global Infrastructure Investment Division
MSF MFS Value Investment Division (a)                    Van Eck VIP Long/Short Equity Index Investment
MSF MSCI EAFE Index Investment Division (a)                Division (b)

(a) This Investment Division invests in two or more share classes within the underlying fund, series, or portfolio of the Trusts.
(b) This Investment Division began operations during the year ended December 31, 2015.
(c) Variable B Investment Division and Variable C Investment Division only invest in the (MIST) WMC Large Cap Research Portfolio.

B. The following Investment Divisions had no net assets as of December 31, 2015:

American Funds Global Growth Investment Division        Janus Aspen Enterprise Investment Division
Delaware VIP Small Cap Value Investment Division        LMPVET ClearBridge Variable Appreciation
Fidelity VIP Freedom 2020 Investment Division*            Investment Division
Fidelity VIP Freedom 2025 Investment Division*          LMPVET ClearBridge Variable Dividend Strategy
Fidelity VIP Freedom 2030 Investment Division*            Investment Division
Fidelity VIP Freedom 2040 Investment Division*          LMPVET ClearBridge Variable Large Cap Growth
Fidelity VIP Freedom 2050 Investment Division*            Investment Division
Fidelity VIP Mid Cap Investment Division                LMPVET ClearBridge Variable Small Cap Growth
FTVIPT Templeton Developing Markets VIP                   Investment Division
   Investment Division                                  LMPVIT Western Asset Core Plus Investment Division
FTVIPT Templeton Foreign VIP Investment Division        Variable D Investment Division

*These Investment Divisions commenced on May 1, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                               New Name

ClearBridge Variable Equity Income Portfolio              ClearBridge Variable Dividend Strategy Portfolio
Fidelity VIP Money Market Portfolio                       Fidelity VIP Government Money Market Portfolio
(MIST) AllianceBernstein Global Dynamic Allocation        (MIST) AB Global Dynamic Allocation Portfolio
   Portfolio
(MIST) SSgA Growth and Income ETF Portfolio               (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                          (MIST) SSGA Growth ETF Portfolio
Western Asset Variable High Income Portfolio              Western Asset Core Plus VIT Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Investment Divisions.


NET TRANSFERS
Funds transferred by the contract owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Investment Divisions:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual contract anniversary value in the contract or the greater of the account balance, annual increase amount or highest annual contract anniversary value in the contract.

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                              0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                    1.15% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of the effective rates disclosed above excludes any waivers granted to certain Investment Divisions.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units, which are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts. In addition, certain contracts impose a surrender charge of 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS



                                                                         AS OF DECEMBER 31, 2015
                                                                    -------------------------------

                                                                        SHARES           COST ($)
                                                                    --------------    -------------
     American Funds Bond Investment Division......................       8,850,966       97,470,112
     American Funds Global Small Capitalization
        Investment Division.......................................      20,835,726      441,060,864
     American Funds Growth Investment Division....................      14,740,205      837,387,283
     American Funds Growth-Income Investment Division.............      17,708,398      669,434,532
     BlackRock Global Allocation V.I. Investment Division (a).....          37,534          541,734
     Calvert VP SRI Balanced Investment Division..................      26,720,325       50,657,321
     Calvert VP SRI Mid Cap Growth Investment Division............         374,089       11,177,134
     Fidelity VIP Contrafund Investment Division..................             539           19,283
     Fidelity VIP Equity-Income Investment Division...............       3,797,414       83,933,931
     Fidelity VIP FundsManager 50% Investment Division............      24,516,890      290,509,794
     Fidelity VIP FundsManager 60% Investment Division............      27,365,074      277,121,894
     Fidelity VIP Government Money Market Investment Division.....       8,080,716        8,080,716
     Fidelity VIP Growth Investment Division......................       1,449,592       59,287,712
     Fidelity VIP Investment Grade Bond Investment Division.......       1,119,133       14,359,362
     Ivy Funds VIP Asset Strategy Investment Division (a).........             347            3,663
     LMPVET Permal Alternative Select VIT Investment Division.....         198,777        1,990,974
     MIST AB Global Dynamic Allocation Investment Division........     143,544,158    1,479,244,903
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
        Investment Division.......................................       5,552,536       58,997,080
     MIST American Funds Balanced Allocation Investment Division..      80,281,735      746,532,975
     MIST American Funds Growth Allocation Investment Division....      42,640,515      369,773,955
     MIST American Funds Growth Investment Division...............      30,489,642      273,578,816
     MIST American Funds Moderate Allocation Investment Division..      94,892,183      886,458,072
     MIST AQR Global Risk Balanced Investment Division............     152,848,976    1,635,457,623
     MIST BlackRock Global Tactical Strategies Investment Division     194,007,292    1,935,745,783
     MIST BlackRock High Yield Investment Division................          24,130          184,970
     MIST Clarion Global Real Estate Investment Division..........      19,891,039      249,841,941
     MIST ClearBridge Aggressive Growth Investment Division.......      41,043,687      524,697,065
     MIST Goldman Sachs Mid Cap Value Investment Division (a).....          14,952          197,118
     MIST Harris Oakmark International Investment Division........      38,189,651      553,709,376
     MIST Invesco Balanced-Risk Allocation Investment Division....      49,503,434      511,285,469
     MIST Invesco Comstock Investment Division (b)................             624            9,593
     MIST Invesco Mid Cap Value Investment Division...............      24,290,860      422,725,419
     MIST Invesco Small Cap Growth Investment Division............       3,526,404       53,802,282
     MIST JPMorgan Core Bond Investment Division..................       9,458,982       98,997,553
     MIST JPMorgan Global Active Allocation Investment Division...      69,187,872      756,645,916
     MIST JPMorgan Small Cap Value Investment Division............       1,289,846       18,865,115
     MIST Loomis Sayles Global Markets Investment Division........       7,640,953      100,653,427
     MIST Lord Abbett Bond Debenture Investment Division..........      26,399,989      324,468,742
     MIST Met/Artisan International Investment Division (a).......             303            3,116
     MIST Met/Eaton Vance Floating Rate Investment Division.......       2,033,080       21,113,576
     MIST Met/Franklin Low Duration Total Return
        Investment Division.......................................       8,912,147       88,736,216
     MIST Met/Templeton International Bond Investment Division....         792,500        9,127,398
     MIST MetLife Asset Allocation 100 Investment Division........      17,045,953      194,709,158
     MIST MetLife Balanced Plus Investment Division...............     316,518,447    3,344,434,535
     MIST MetLife Multi-Index Targeted Risk Investment Division...      66,617,428      770,236,492

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2015
                                                                    --------------------------------
                                                                       COST OF           PROCEEDS
                                                                    PURCHASES ($)     FROM SALES ($)
                                                                    -------------     --------------
     American Funds Bond Investment Division......................      8,189,490         16,324,193
     American Funds Global Small Capitalization
        Investment Division.......................................     56,514,106         75,495,881
     American Funds Growth Investment Division....................    229,272,893        151,692,643
     American Funds Growth-Income Investment Division.............    145,345,565         98,097,800
     BlackRock Global Allocation V.I. Investment Division (a).....        545,504              3,616
     Calvert VP SRI Balanced Investment Division..................      1,816,294          5,876,291
     Calvert VP SRI Mid Cap Growth Investment Division............      1,150,474          2,477,646
     Fidelity VIP Contrafund Investment Division..................          9,340                902
     Fidelity VIP Equity-Income Investment Division...............     11,791,979         12,627,892
     Fidelity VIP FundsManager 50% Investment Division............     78,544,713          5,956,746
     Fidelity VIP FundsManager 60% Investment Division............     57,184,073         21,148,089
     Fidelity VIP Government Money Market Investment Division.....     38,621,960         38,574,593
     Fidelity VIP Growth Investment Division......................      4,608,842         10,858,616
     Fidelity VIP Investment Grade Bond Investment Division.......      1,377,824          2,905,830
     Ivy Funds VIP Asset Strategy Investment Division (a).........          3,755                 78
     LMPVET Permal Alternative Select VIT Investment Division.....      1,996,819             34,186
     MIST AB Global Dynamic Allocation Investment Division........    134,395,712         55,781,878
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
        Investment Division.......................................     47,340,753            308,689
     MIST American Funds Balanced Allocation Investment Division..     82,629,011         44,219,607
     MIST American Funds Growth Allocation Investment Division....     52,363,109         40,988,036
     MIST American Funds Growth Investment Division...............     40,413,176         37,601,451
     MIST American Funds Moderate Allocation Investment Division..     73,899,961         61,209,539
     MIST AQR Global Risk Balanced Investment Division............    226,561,813        154,161,046
     MIST BlackRock Global Tactical Strategies Investment Division    141,721,775         61,266,817
     MIST BlackRock High Yield Investment Division................        172,147              3,056
     MIST Clarion Global Real Estate Investment Division..........     17,727,571         32,363,956
     MIST ClearBridge Aggressive Growth Investment Division.......     43,278,498         74,586,378
     MIST Goldman Sachs Mid Cap Value Investment Division (a).....        198,716              1,403
     MIST Harris Oakmark International Investment Division........     91,759,885         51,464,452
     MIST Invesco Balanced-Risk Allocation Investment Division....     74,137,738         13,063,633
     MIST Invesco Comstock Investment Division (b)................          9,759                154
     MIST Invesco Mid Cap Value Investment Division...............     38,489,190         53,811,323
     MIST Invesco Small Cap Growth Investment Division............     21,679,883         10,840,039
     MIST JPMorgan Core Bond Investment Division..................     11,446,402          7,551,162
     MIST JPMorgan Global Active Allocation Investment Division...    149,725,218          5,634,423
     MIST JPMorgan Small Cap Value Investment Division............      3,431,593          1,650,241
     MIST Loomis Sayles Global Markets Investment Division........      8,341,946         16,953,618
     MIST Lord Abbett Bond Debenture Investment Division..........     43,095,365         42,104,288
     MIST Met/Artisan International Investment Division (a).......          3,249                131
     MIST Met/Eaton Vance Floating Rate Investment Division.......      4,333,971          3,666,117
     MIST Met/Franklin Low Duration Total Return
        Investment Division.......................................     12,250,600         20,453,088
     MIST Met/Templeton International Bond Investment Division....      1,413,793            891,893
     MIST MetLife Asset Allocation 100 Investment Division........     37,285,386         29,904,227
     MIST MetLife Balanced Plus Investment Division...............    423,938,311         49,800,903
     MIST MetLife Multi-Index Targeted Risk Investment Division...    310,189,886            186,120

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  Commenced December 13, 2013 and began transactions in 2015.
(c)  For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2015              DECEMBER 31, 2015
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------  --------------    --------------
     MIST MetLife Small Cap Value Investment Division............      1,226,437        18,033,383       6,714,552         1,325,335
     MIST MFS Emerging Markets Equity Investment Division........      6,136,167        59,963,197       8,667,039         3,280,554
     MIST MFS Research International Investment Division.........     19,364,376       216,288,342      12,985,171        24,992,586
     MIST Morgan Stanley Mid Cap Growth Investment Division......     20,445,915       216,730,875       8,855,645        42,223,441
     MIST Oppenheimer Global Equity Investment Division..........     13,144,033       204,543,313      27,373,729        32,631,125
     MIST PanAgora Global Diversified Risk Investment Division...      2,809,726        28,911,647      23,747,926         1,497,792
     MIST PIMCO Inflation Protected Bond Investment Division.....     48,898,413       536,768,190      38,358,852        60,571,635
     MIST PIMCO Total Return Investment Division.................     89,195,718     1,052,384,641      91,141,295       120,046,836
     MIST Pioneer Fund Investment Division (b)...................            533             7,636           7,827               177
     MIST Pioneer Strategic Income Investment Division...........      7,490,800        81,356,164      10,693,877         5,646,889
     MIST Pyramis Government Income Investment Division..........     48,260,437       520,579,713      30,102,513        43,614,720
     MIST Pyramis Managed Risk Investment Division...............     28,633,747       316,921,762     198,354,345               710
     MIST Schroders Global Multi-Asset Investment Division.......     44,223,822       488,128,171      98,912,484         2,441,966
     MIST SSGA Growth and Income ETF Investment Division.........     77,690,503       851,931,632      87,311,580        75,853,501
     MIST SSGA Growth ETF Investment Division....................     13,114,524       145,515,679      25,429,905        20,826,348
     MIST T. Rowe Price Large Cap Value Investment Division (b)..          4,070           141,539         142,719             1,152
     MIST T. Rowe Price Mid Cap Growth Investment Division.......     41,963,718       397,789,232     111,187,152        37,246,702
     MIST TCW Core Fixed Income Investment Division (c)..........          2,077            20,680          20,700                20
     MIST WMC Large Cap Research Investment Division.............     51,042,323       554,485,228      66,572,170        91,166,294
     Variable B Investment Division..............................        874,791         9,731,121       1,139,776         2,368,025
     Variable C Investment Division..............................         98,047         1,085,363         111,869            51,714
     MSF Baillie Gifford International Stock Investment Division.     13,160,011       141,831,498       6,227,865        18,969,653
     MSF Barclays Aggregate Bond Index Investment Division.......    107,713,738     1,164,757,812      89,229,099       102,925,003
     MSF BlackRock Bond Income Investment Division...............      4,565,023       487,888,339      53,938,722        51,030,131
     MSF BlackRock Capital Appreciation Investment Division......      5,072,567       136,721,582      44,128,596        26,783,508
     MSF BlackRock Large Cap Value Investment Division...........     28,909,480       293,683,158      37,680,836        32,199,766
     MSF BlackRock Money Market Investment Division..............        656,385        65,638,463      20,258,923        24,998,378
     MSF Frontier Mid Cap Growth Investment Division.............     14,480,783       368,230,704      75,667,098        60,930,347
     MSF Jennison Growth Investment Division.....................     12,198,554       160,191,492      60,603,007        41,472,374
     MSF Loomis Sayles Small Cap Core Investment Division........        697,578       160,666,229      28,771,820        24,551,732
     MSF Loomis Sayles Small Cap Growth Investment Division......      4,076,138        48,429,462      15,966,763        12,291,690
     MSF Met/Artisan Mid Cap Value Investment Division...........        956,468       207,184,690      37,362,632        32,652,736
     MSF Met/Dimensional International Small Company
        Investment Division......................................        599,390         8,692,065       2,509,116           900,367
     MSF MetLife Asset Allocation 20 Investment Division.........     43,444,692       478,247,908      43,818,892        65,338,433
     MSF MetLife Asset Allocation 40 Investment Division.........    108,023,459     1,187,915,206      96,577,129       159,270,751
     MSF MetLife Asset Allocation 60 Investment Division.........    319,749,691     3,516,958,459     334,008,560       379,618,297
     MSF MetLife Asset Allocation 80 Investment Division.........    131,709,088     1,494,324,825     124,979,930       188,031,971
     MSF MetLife Mid Cap Stock Index Investment Division.........     29,775,117       410,683,876      60,133,734        50,499,292
     MSF MetLife Stock Index Investment Division.................     67,380,538     2,110,597,039     239,083,768       312,834,239
     MSF MFS Total Return Investment Division....................        858,667       120,260,770       9,696,411        20,169,436
     MSF MFS Value Investment Division...........................     31,712,556       464,084,529     101,039,008        59,440,966
     MSF MSCI EAFE Index Investment Division.....................     41,298,070       483,002,934      46,119,881        43,552,849
     MSF Neuberger Berman Genesis Investment Division............     16,120,646       241,258,187       4,068,475        43,209,354
     MSF Russell 2000 Index Investment Division..................     17,922,771       250,452,106      43,916,148        37,710,709
     MSF T. Rowe Price Large Cap Growth Investment Division......     22,181,455       407,460,179     132,375,536        41,094,182
     MSF T. Rowe Price Small Cap Growth Investment Division......     18,964,170       306,968,894      69,354,860        31,941,114
     MSF Van Eck Global Natural Resources Investment Division....      4,191,048        53,453,562      11,650,744         2,910,293
     MSF Western Asset Management Strategic Bond Opportunities
        Investment Division......................................     15,162,458       190,057,280      19,549,317        33,818,515

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  Commenced December 13, 2013 and began transactions in 2015.
(c)  For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2015              DECEMBER 31, 2015
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------  --------------    --------------
     MSF Western Asset Management U.S. Government
        Investment Division......................................     15,119,031       181,995,177     12,329,906         27,903,585
     MSF WMC Balanced Investment Division........................     32,878,794       556,841,188    125,419,742         77,890,283
     MSF WMC Core Equity Opportunities Investment Division.......     20,223,378       595,584,054    223,950,131         83,337,973
     PIMCO VIT CommodityRealReturn Strategy
        Investment Division......................................          6,368            54,390         73,166             19,216
     PIMCO VIT Emerging Markets Bond Investment Division.........          5,793            72,732         71,732                891
     PIMCO VIT Unconstrained Bond Investment Division (a)........          6,390            65,552         65,941                387
     TAP 1919 Variable Socially Responsive Balanced
        Investment Division (b)..................................             80             2,370          2,397                 27
     UIF Global Infrastructure Investment Division...............          8,227            68,628         65,150                395
     Van Eck VIP Long/Short Equity Index Investment Division (a).          1,260            31,760         32,320                542

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  Commenced December 13, 2013 and began transactions in 2015.
(c)  For the period May 1, 2015 to December 31, 2015.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:



                                                                           AMERICAN FUNDS
                                        AMERICAN FUNDS BOND          GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                        INVESTMENT DIVISION              INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  -------------------------------  ------------------------------
                                        2015            2014            2015             2014            2015            2014
                                   --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year..........       5,917,641       6,618,957       15,709,137      16,907,172       4,789,973       5,377,037
Units issued and transferred
   from other funding options....         718,899         808,782        1,708,584       1,851,869         327,703         408,361
Units redeemed and transferred to
   other funding options.........     (1,293,467)     (1,510,098)      (3,261,834)     (3,049,904)       (885,621)       (995,425)
                                   --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year................       5,343,073       5,917,641       14,155,887      15,709,137       4,232,055       4,789,973
                                   ==============  ==============  ===============  ==============  ==============  ==============


                                                                        BLACKROCK
                                           AMERICAN FUNDS                GLOBAL
                                            GROWTH-INCOME            ALLOCATION V.I.        CALVERT VP SRI BALANCED
                                         INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION
                                   ------------------------------  -------------------  -------------------------------
                                        2015            2014            2015 (a)             2015            2014
                                   --------------  --------------  -------------------  --------------  ---------------

Units beginning of year..........       5,420,861       5,897,170                --          1,520,177        1,581,457
Units issued and transferred
   from other funding options....         472,914         608,791            48,301            100,709          119,462
Units redeemed and transferred to
   other funding options.........       (949,318)     (1,085,100)          (23,699)          (190,778)        (180,742)
                                   --------------  --------------  -------------------  --------------  ---------------
Units end of year................       4,944,457       5,420,861            24,602          1,430,108        1,520,177
                                   ==============  ==============  ===================  ==============  ===============

                                           CALVERT VP SRI
                                           MID CAP GROWTH               FIDELITY VIP CONTRAFUND       FIDELITY VIP EQUITY-INCOME
                                         INVESTMENT DIVISION              INVESTMENT DIVISION             INVESTMENT DIVISION
                                   -------------------------------  -------------------------------  ------------------------------
                                        2015             2014            2015          2014 (b)           2015            2014
                                   ---------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year..........          256,364         285,572           1,597               --       3,063,871       3,463,147
Units issued and transferred
   from other funding options....           23,258          18,825           1,209            8,635          92,237          96,057
Units redeemed and transferred to
   other funding options.........         (52,204)        (48,033)           (111)          (7,038)       (536,855)       (495,333)
                                   ---------------  --------------  --------------  ---------------  --------------  --------------
Units end of year................          227,418         256,364           2,695            1,597       2,619,253       3,063,871
                                   ===============  ==============  ==============  ===============  ==============  ==============


                                            FIDELITY VIP                     FIDELITY VIP                    FIDELITY VIP
                                          FUNDSMANAGER 50%                 FUNDSMANAGER 60%             GOVERNMENT MONEY MARKET
                                         INVESTMENT DIVISION              INVESTMENT DIVISION             INVESTMENT DIVISION
                                   -------------------------------  ------------------------------  -------------------------------
                                        2015             2014            2015            2014             2015            2014
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      17,417,943        9,362,592      23,126,457      24,031,067          544,052         671,593
Units issued and transferred
   from other funding options....       5,577,031        8,450,702       2,649,263         213,111        7,384,905      10,628,227
Units redeemed and transferred to
   other funding options.........       (614,557)        (395,351)     (1,246,870)     (1,117,721)      (7,374,409)    (10,755,768)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................      22,380,417       17,417,943      24,528,850      23,126,457          554,548         544,052
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                                                            FIDELITY VIP               IVY FUNDS VIP
                                         FIDELITY VIP GROWTH            INVESTMENT GRADE BOND         ASSET STRATEGY
                                         INVESTMENT DIVISION             INVESTMENT DIVISION        INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  --------------------
                                        2015            2014            2015            2014             2015 (a)
                                   --------------  --------------  --------------  --------------  --------------------

Units beginning of year..........       1,382,739       1,489,863         477,735         527,483                 --
Units issued and transferred
   from other funding options....          68,376          68,784          47,146          98,120                194
Units redeemed and transferred to
   other funding options.........       (185,008)       (175,908)       (100,404)       (147,868)                (3)
                                   --------------  --------------  --------------  --------------  --------------------
Units end of year................       1,266,107       1,382,739         424,477         477,735                191
                                   ==============  ==============  ==============  ==============  ====================


                                                                                                           MIST ALLIANZ GLOBAL
                                            LMPVET PERMAL                   MIST AB GLOBAL                  INVESTORS DYNAMIC
                                       ALTERNATIVE SELECT VIT             DYNAMIC ALLOCATION                MULTI-ASSET PLUS
                                         INVESTMENT DIVISION              INVESTMENT DIVISION              INVESTMENT DIVISION
                                   -------------------------------  -------------------------------  ------------------------------
                                        2015           2014 (c)          2015             2014            2015          2014 (d)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........           2,882               --     131,033,623      133,911,328      11,555,790              --
Units issued and transferred
   from other funding options....         214,961            2,882      11,798,959        9,894,837      48,766,590      12,056,669
Units redeemed and transferred to
   other funding options.........        (20,200)               --    (12,660,499)     (12,772,542)     (4,270,571)       (500,879)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................         197,643            2,882     130,172,083      131,033,623      56,051,809      11,555,790
                                   ==============  ===============  ==============  ===============  ==============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                            MIST AMERICAN                   MIST AMERICAN                  MIST AMERICAN
                                      FUNDS BALANCED ALLOCATION        FUNDS GROWTH ALLOCATION             FUNDS GROWTH
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      62,423,987      63,540,868      32,454,186      33,203,104      27,479,262      28,606,942
Units issued and transferred
   from other funding options....       6,554,925       6,114,350       3,755,330       4,240,485       2,402,064       3,219,013
Units redeemed and transferred to
   other funding options.........     (6,831,318)     (7,231,231)     (4,966,109)     (4,989,403)     (4,398,144)     (4,346,693)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      62,147,594      62,423,987      31,243,407      32,454,186      25,483,182      27,479,262
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                           MIST AMERICAN                      MIST AQR                     MIST BLACKROCK
                                     FUNDS MODERATE ALLOCATION          GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                        INVESTMENT DIVISION              INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      76,352,619      78,734,890     138,096,106     152,729,567     173,246,218     177,074,342
Units issued and transferred
   from other funding options....       5,665,470       5,583,867       9,314,272      11,424,955      16,287,394      14,244,389
Units redeemed and transferred to
   other funding options.........     (8,151,838)     (7,966,138)    (21,316,822)    (26,058,416)    (16,904,447)    (18,072,513)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      73,866,251      76,352,619     126,093,556     138,096,106     172,629,165     173,246,218
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                            MIST CLARION                   MIST CLEARBRIDGE
                                      MIST BLACKROCK HIGH YIELD          GLOBAL REAL ESTATE                AGGRESSIVE GROWTH
                                         INVESTMENT DIVISION             INVESTMENT DIVISION              INVESTMENT DIVISION
                                   -------------------------------  ------------------------------  ------------------------------
                                        2015           2014 (b)          2015            2014            2015            2014
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........           5,135               --      13,729,569      14,902,299      40,881,802      13,366,239
Units issued and transferred
   from other funding options....           8,914           12,572       1,777,745       2,095,723       7,831,488      36,299,084
Units redeemed and transferred to
   other funding options.........           (689)          (7,437)     (2,915,842)     (3,268,453)     (9,980,415)     (8,783,521)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................          13,360            5,135      12,591,472      13,729,569      38,732,875      40,881,802
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                       MIST GOLDMAN
                                       SACHS MID CAP              MIST HARRIS                     MIST INVESCO
                                           VALUE             OAKMARK INTERNATIONAL          BALANCED-RISK ALLOCATION
                                    INVESTMENT DIVISION       INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------  ------------------------------  ------------------------------
                                         2015 (a)             2015            2014            2015            2014
                                   --------------------  --------------  --------------  --------------  --------------

Units beginning of year..........                 --         21,821,539      22,039,138     416,774,221     411,037,657
Units issued and transferred
   from other funding options....              7,568          3,348,748       4,288,262      73,038,547      71,820,430
Units redeemed and transferred to
   other funding options.........               (25)        (4,171,834)     (4,505,861)    (53,129,251)    (66,083,866)
                                   --------------------  --------------  --------------  --------------  --------------
Units end of year................              7,543         20,998,453      21,821,539     436,683,517     416,774,221
                                   ====================  ==============  ==============  ==============  ==============



                                      MIST INVESCO
                                        COMSTOCK
                                   INVESTMENT DIVISION
                                   -------------------
                                        2015 (e)
                                   -------------------

Units beginning of year..........                --
Units issued and transferred
   from other funding options....               555
Units redeemed and transferred to
   other funding options.........               (6)
                                   -------------------
Units end of year................               549
                                   ===================

                                                                           MIST INVESCO
                                    MIST INVESCO MID CAP VALUE           SMALL CAP GROWTH              MIST JPMORGAN CORE BOND
                                        INVESTMENT DIVISION             INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      13,839,475      15,543,270       2,037,765       2,095,080       8,518,360       8,259,461
Units issued and transferred
   from other funding options....       1,275,699       1,258,305         516,376         579,917       1,902,284       1,694,348
Units redeemed and transferred to
   other funding options.........     (2,245,571)     (2,962,100)       (594,660)       (637,232)     (1,634,866)     (1,435,449)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      12,869,603      13,839,475       1,959,481       2,037,765       8,785,778       8,518,360
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                            MIST JPMORGAN                   MIST JPMORGAN                    MIST LOOMIS
                                      GLOBAL ACTIVE ALLOCATION             SMALL CAP VALUE              SAYLES GLOBAL MARKETS
                                         INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     549,720,767     480,114,419       1,047,237       1,010,455       7,240,094       7,711,782
Units issued and transferred
   from other funding options....     142,279,560     126,371,922         160,274         203,436         954,004         941,916
Units redeemed and transferred to
   other funding options.........    (60,555,759)    (56,765,574)       (156,836)       (166,654)     (1,456,299)     (1,413,604)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     631,444,568     549,720,767       1,050,675       1,047,237       6,737,799       7,240,094
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                              MIST LORD              MIST MET/ARTISAN            MIST MET/EATON
                                        ABBETT BOND DEBENTURE          INTERNATIONAL           VANCE FLOATING RATE
                                         INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
                                   -------------------------------  -------------------  -------------------------------
                                         2015            2014            2015 (a)              2015            2014
                                   ---------------  --------------    --------------     ---------------  --------------

Units beginning of year..........       12,434,223      12,999,204                --           1,809,222       1,555,867
Units issued and transferred
   from other funding options....        1,545,248       2,304,308               318             498,316         757,050
Units redeemed and transferred to
   other funding options.........      (2,607,833)     (2,869,289)              (10)           (476,486)       (503,695)
                                   ---------------  --------------    --------------     ---------------  --------------
Units end of year................       11,371,638      12,434,223               308           1,831,052       1,809,222
                                   ===============  ==============    ==============     ===============  ==============


                                          MIST MET/FRANKLIN              MIST MET/TEMPLETON                 MIST METLIFE
                                      LOW DURATION TOTAL RETURN          INTERNATIONAL BOND             ASSET ALLOCATION 100
                                         INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  -------------------------------
                                        2015            2014            2015            2014             2015            2014
                                   --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year..........       9,626,185       7,621,281         617,146         656,394       12,211,757      12,315,616
Units issued and transferred
   from other funding options....       2,245,914       5,639,655          92,813          73,848        1,707,602       1,999,441
Units redeemed and transferred to
   other funding options.........     (3,227,889)     (3,634,751)        (98,354)       (113,096)      (2,094,445)     (2,103,300)
                                   --------------  --------------  --------------  --------------   --------------  --------------
Units end of year................       8,644,210       9,626,185         611,605         617,146       11,824,914      12,211,757
                                   ==============  ==============  ==============  ==============   ==============  ==============

                                                                           MIST METLIFE                     MIST METLIFE
                                    MIST METLIFE BALANCED PLUS       MULTI-INDEX TARGETED RISK             SMALL CAP VALUE
                                        INVESTMENT DIVISION             INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     257,684,739     232,765,795     412,273,295     231,254,962         671,658         677,162
Units issued and transferred
   from other funding options....      42,193,487      47,010,563     288,530,628     211,884,918          74,884         106,318
Units redeemed and transferred to
   other funding options.........    (30,631,378)    (22,091,619)    (50,771,955)    (30,866,585)        (91,069)       (111,822)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     269,246,848     257,684,739     650,031,968     412,273,295         655,473         671,658
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                              MIST MFS                        MIST MFS                       MIST MORGAN
                                       EMERGING MARKETS EQUITY         RESEARCH INTERNATIONAL          STANLEY MID CAP GROWTH
                                         INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       5,102,751       4,752,160      15,153,081      16,065,546      17,054,063      18,525,106
Units issued and transferred
   from other funding options....       1,340,624       1,319,380       1,456,620       1,782,508       1,400,690       2,073,722
Units redeemed and transferred to
   other funding options.........       (812,983)       (968,789)     (2,574,152)     (2,694,973)     (2,743,079)     (3,544,765)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       5,630,392       5,102,751      14,035,549      15,153,081      15,711,674      17,054,063
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                               MIST                         MIST PANAGORA                    MIST PIMCO
                                     OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                        INVESTMENT DIVISION              INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2015            2014            2015          2014 (d)          2015            2014
                                   --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........      14,055,032      13,534,026       6,388,541              --      34,187,129     37,956,426
Units issued and transferred
   from other funding options....       4,662,354       3,089,781      26,929,661       7,053,106       4,130,496      4,786,766
Units redeemed and transferred to
   other funding options.........     (2,840,552)     (2,568,775)     (5,374,636)       (664,565)     (6,859,327)    (8,556,063)
                                   --------------  --------------  --------------  --------------  --------------  -------------
Units end of year................      15,876,834      14,055,032      27,943,566       6,388,541      31,458,298     34,187,129
                                   ==============  ==============  ==============  ==============  ==============  =============


                                                                      MIST PIONEER               MIST PIONEER
                                       MIST PIMCO TOTAL RETURN            FUND                 STRATEGIC INCOME
                                         INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION
                                   ------------------------------  -------------------  ------------------------------
                                        2015            2014            2015 (e)             2015            2014
                                   --------------  --------------  -------------------  --------------  --------------

Units beginning of year..........      61,356,539      67,960,498                --          2,593,278       2,428,961
Units issued and transferred
   from other funding options....       6,374,913       7,723,701               254            453,812         620,678
Units redeemed and transferred to
   other funding options.........    (11,392,567)    (14,327,660)               (4)          (411,715)       (456,361)
                                   --------------  --------------  -------------------  --------------  --------------
Units end of year................      56,338,885      61,356,539               250          2,635,375       2,593,278
                                   ==============  ==============  ===================  ==============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:



                                           MIST PYRAMIS                                                   MIST SCHRODERS
                                         GOVERNMENT INCOME           MIST PYRAMIS MANAGED RISK          GLOBAL MULTI-ASSET
                                        INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2015            2014            2015            2014           2015            2014
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      48,686,003      52,430,597      11,024,305      5,324,485     344,932,808     307,834,445
Units issued and transferred
   from other funding options....       6,488,573       6,442,664      18,270,736      6,552,661     105,496,869      75,380,715
Units redeemed and transferred to
   other funding options.........     (8,225,284)    (10,187,258)     (1,816,176)      (852,841)    (38,996,705)    (38,282,352)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      46,949,292      48,686,003      27,478,865     11,024,305     411,432,972     344,932,808
                                   ==============  ==============  ==============  =============  ==============  ==============


                                                                                                         MIST
                                             MIST SSGA                                               T. ROWE PRICE
                                       GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF         LARGE CAP VALUE
                                        INVESTMENT DIVISION             INVESTMENT DIVISION       INVESTMENT DIVISION
                                   ------------------------------  -----------------------------  -------------------
                                        2015            2014           2015            2014            2015 (e)
                                   --------------  --------------  -------------  --------------  -------------------

Units beginning of year..........      62,846,863      67,092,231     10,488,338      10,380,683                --
Units issued and transferred
   from other funding options....       4,289,060       4,067,876      1,348,694       2,109,390             1,880
Units redeemed and transferred to
   other funding options.........     (7,588,295)     (8,313,244)    (1,689,446)     (2,001,735)               (9)
                                   --------------  --------------  -------------  --------------  -------------------
Units end of year................      59,547,628      62,846,863     10,147,586      10,488,338             1,871
                                   ==============  ==============  =============  ==============  ===================

                                            MIST T. ROWE              MIST TCW CORE                MIST WMC
                                        PRICE MID CAP GROWTH          FIXED INCOME            LARGE CAP RESEARCH
                                         INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION
                                   ------------------------------  -------------------  -------------------------------
                                        2015            2014            2015 (f)             2015            2014
                                   --------------  --------------    --------------     --------------  ---------------

Units beginning of year..........      25,170,863      25,949,981                --         15,618,558       16,944,933
Units issued and transferred
   from other funding options....       5,641,190       4,730,673             2,096            853,545        1,252,582
Units redeemed and transferred to
   other funding options.........     (5,341,903)     (5,509,791)                --        (2,285,492)      (2,578,957)
                                   --------------  --------------    --------------     --------------  ---------------
Units end of year................      25,470,150      25,170,863             2,096         14,186,611       15,618,558
                                   ==============  ==============    ==============     ==============  ===============


                                                                                                              MSF BAILLIE
                                             VARIABLE B                      VARIABLE C               GIFFORD INTERNATIONAL STOCK
                                         INVESTMENT DIVISION             INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  -------------------------------  ------------------------------
                                        2015            2014            2015             2014            2015            2014
                                   --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year..........          59,002          67,239            4,414           4,601      10,404,687      11,503,447
Units issued and transferred
   from other funding options....           1,249           3,182                2              --         811,785         903,654
Units redeemed and transferred to
   other funding options.........         (9,833)        (11,419)            (148)           (187)     (1,813,671)     (2,002,414)
                                   --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year................          50,418          59,002            4,268           4,414       9,402,801      10,404,687
                                   ==============  ==============  ===============  ==============  ==============  ==============

                                            MSF BARCLAYS                                                   MSF BLACKROCK
                                        AGGREGATE BOND INDEX         MSF BLACKROCK BOND INCOME         CAPITAL APPRECIATION
                                         INVESTMENT DIVISION            INVESTMENT DIVISION             INVESTMENT DIVISION
                                   -----------------------------  ------------------------------  ------------------------------
                                        2015           2014            2015            2014            2015            2014
                                    -------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........      70,177,534     71,440,893      11,340,124      11,954,730       7,221,426       8,057,400
Units issued and transferred
   from other funding options....      11,255,681     10,879,397       1,454,214       1,448,814         857,464         740,992
Units redeemed and transferred to
   other funding options.........    (13,187,336)   (12,142,756)     (2,056,405)     (2,063,420)     (1,430,318)     (1,576,966)
                                    -------------  -------------  --------------  --------------  --------------  --------------
Units end of year................      68,245,879     70,177,534      10,737,933      11,340,124       6,648,572       7,221,426
                                    =============  =============  ==============  ==============  ==============  ==============


                                           MSF BLACKROCK                   MSF BLACKROCK
                                          LARGE CAP VALUE                  MONEY MARKET             MSF FRONTIER MID CAP GROWTH
                                        INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      15,621,162      16,552,949       5,502,759       6,205,342       9,158,445      10,027,102
Units issued and transferred
   from other funding options....       2,184,241       2,850,105       1,856,405       2,296,233         551,138         515,318
Units redeemed and transferred to
   other funding options.........     (3,147,091)     (3,781,892)     (2,138,736)     (2,998,816)     (1,323,100)     (1,383,975)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      14,658,312      15,621,162       5,220,428       5,502,759       8,386,483       9,158,445
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                                                             MSF LOOMIS                     MSF LOOMIS
                                         MSF JENNISON GROWTH            SAYLES SMALL CAP CORE         SAYLES SMALL CAP GROWTH
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      18,673,248      20,447,446       5,539,839       6,113,748       3,266,827       3,797,741
Units issued and transferred
   from other funding options....       6,144,060       5,214,167         340,689         497,470         634,012         676,899
Units redeemed and transferred to
   other funding options.........     (6,859,400)     (6,988,365)     (1,006,360)     (1,071,379)       (847,532)     (1,207,813)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      17,957,908      18,673,248       4,874,168       5,539,839       3,053,307       3,266,827
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MET/ARTISAN               MSF MET/DIMENSIONAL                MSF METLIFE
                                            MID CAP VALUE            INTERNATIONAL SMALL COMPANY        ASSET ALLOCATION 20
                                         INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       6,662,445       7,335,193         366,933         280,753      36,038,394      39,245,169
Units issued and transferred
   from other funding options....         465,011         657,086          86,362         150,582       3,316,211       4,242,191
Units redeemed and transferred to
   other funding options.........     (1,198,885)     (1,329,834)        (70,182)        (64,402)     (6,158,779)     (7,448,966)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       5,928,571       6,662,445         383,113         366,933      33,195,826      36,038,394
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                             MSF METLIFE                     MSF METLIFE                     MSF METLIFE
                                         ASSET ALLOCATION 40             ASSET ALLOCATION 60             ASSET ALLOCATION 80
                                         INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  -------------------------------
                                        2015            2014            2015            2014             2015            2014
                                   --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      93,519,497     100,157,296     275,213,574     291,429,454      124,402,568     125,138,998
Units issued and transferred
   from other funding options....       5,143,979       8,180,175      15,119,649      18,703,240        8,654,136      17,825,098
Units redeemed and transferred to
   other funding options.........    (13,335,344)    (14,817,974)    (33,239,498)    (34,919,120)     (16,929,650)    (18,561,528)
                                   --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year................      85,328,132      93,519,497     257,093,725     275,213,574      116,127,054     124,402,568
                                   ==============  ==============  ==============  ==============  ===============  ==============


                                             MSF METLIFE
                                         MID CAP STOCK INDEX           MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                                         INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  -------------------------------
                                        2015            2014            2015            2014            2015             2014
                                   --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year..........      19,927,953      20,854,130      48,564,594      53,012,896       5,012,826        5,458,053
Units issued and transferred
   from other funding options....       2,715,855       3,246,987       4,400,253       4,266,486         352,192          405,658
Units redeemed and transferred to
   other funding options.........     (3,590,991)     (4,173,164)     (7,769,437)     (8,714,788)       (808,367)        (850,885)
                                   --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year................      19,052,817      19,927,953      45,195,410      48,564,594       4,556,651        5,012,826
                                   ==============  ==============  ==============  ==============  ==============  ===============

                                                                                                         MSF NEUBERGER
                                           MSF MFS VALUE               MSF MSCI EAFE INDEX              BERMAN GENESIS
                                        INVESTMENT DIVISION            INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ----------------------------  -----------------------------  ------------------------------
                                        2015           2014           2015           2014            2015            2014
                                   -------------  -------------   -------------  -------------  --------------  --------------

Units beginning of year..........     26,823,537     29,015,560      35,284,954     34,230,690      13,823,646      15,386,093
Units issued and transferred
   from other funding options....      2,296,698      3,075,904       5,589,517      6,278,382         642,222       1,034,576
Units redeemed and transferred to
   other funding options.........    (4,591,222)    (5,267,927)     (5,996,568)    (5,224,118)     (2,260,537)     (2,597,023)
                                   -------------  -------------   -------------  -------------  --------------  --------------
Units end of year................     24,529,013     26,823,537      34,877,903     35,284,954      12,205,331      13,823,646
                                   =============  =============   =============  =============  ==============  ==============


                                                                          MSF T. ROWE PRICE               MSF T. ROWE PRICE
                                       MSF RUSSELL 2000 INDEX             LARGE CAP GROWTH                SMALL CAP GROWTH
                                         INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2015            2014            2015            2014            2015            2014
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      12,545,618      13,027,524      19,215,859      19,750,468      12,136,731      12,811,027
Units issued and transferred
   from other funding options....       1,898,456       2,507,725       5,114,660       4,480,490       2,321,489       2,010,482
Units redeemed and transferred to
   other funding options.........     (2,431,380)     (2,989,631)     (4,276,797)     (5,015,099)     (2,143,352)     (2,684,778)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      12,012,694      12,545,618      20,053,722      19,215,859      12,314,868      12,136,731
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                                                            MSF WESTERN
                                             MSF VAN ECK                 ASSET MANAGEMENT                MSF WESTERN ASSET
                                      GLOBAL NATURAL RESOURCES     STRATEGIC BOND OPPORTUNITIES     MANAGEMENT U.S. GOVERNMENT
                                         INVESTMENT DIVISION            INVESTMENT DIVISION             INVESTMENT DIVISION
                                   ------------------------------  ------------------------------  ----------------------------
                                        2015            2014            2015            2014           2015           2014
                                   --------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year..........       2,631,888       2,406,616       8,379,087       9,226,838     11,263,811     12,256,251
Units issued and transferred
   from other funding options....       1,358,884         757,312         965,853       1,010,332      1,213,298      1,388,445
Units redeemed and transferred to
   other funding options.........       (537,116)       (532,040)     (1,910,756)     (1,858,083)    (2,277,374)    (2,380,885)
                                   --------------  --------------  --------------  --------------  -------------  -------------
Units end of year................       3,453,656       2,631,888       7,434,184       8,379,087     10,199,735     11,263,811
                                   ==============  ==============  ==============  ==============  =============  =============


                                                                                                            PIMCO VIT
                                                                           MSF WMC CORE                COMMODITYREALRETURN
                                         MSF WMC BALANCED              EQUITY OPPORTUNITIES                 STRATEGY
                                        INVESTMENT DIVISION             INVESTMENT DIVISION            INVESTMENT DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2015            2014            2015            2014           2015         2014 (c)
                                   --------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      13,516,189      14,891,417      15,922,638     18,314,242            171              --
Units issued and transferred
   from other funding options....         544,249         573,549         771,955        959,711          9,032             171
Units redeemed and transferred to
   other funding options.........     (1,709,775)     (1,948,777)     (2,610,907)    (3,351,315)        (2,292)              --
                                   --------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      12,350,663      13,516,189      14,083,686     15,922,638          6,911             171
                                   ==============  ==============  ==============  =============  =============  ==============

                                                                         PIMCO VIT         TAP 1919 VARIABLE
                                              PIMCO VIT                UNCONSTRAINED      SOCIALLY RESPONSIVE
                                        EMERGING MARKETS BOND              BOND                BALANCED
                                         INVESTMENT DIVISION        INVESTMENT DIVISION   INVESTMENT DIVISION
                                   -------------------------------  -------------------  --------------------
                                        2015          2014 (c)           2015 (a)              2015 (e)
                                   --------------  ---------------  -------------------  --------------------

Units beginning of year..........             200               --                 --                   --
Units issued and transferred
   from other funding options....           7,242              200              6,596                  503
Units redeemed and transferred to
   other funding options.........            (65)               --               (22)                  (2)
                                   --------------  ---------------  -------------------  --------------------
Units end of year................           7,377              200              6,574                  501
                                   ==============  ===============  ===================  ====================


                                                                          VAN ECK VIP
                                                                          LONG/SHORT
                                      UIF GLOBAL INFRASTRUCTURE          EQUITY INDEX
                                         INVESTMENT DIVISION          INVESTMENT DIVISION
                                   --------------------------------  --------------------
                                        2015           2014 (c)            2015 (a)
                                   ---------------  ---------------  --------------------

Units beginning of year..........              315               --                  --
Units issued and transferred
   from other funding options....            5,174              315               3,185
Units redeemed and transferred to
   other funding options.........              (9)               --                (34)
                                   ---------------  ---------------  --------------------
Units end of year................            5,480              315               3,151
                                   ===============  ===============  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) Commenced December 13, 2013 and began transactions in 2014.
(c) For the period November 19, 2014 to December 31, 2014.
(d) For the period April 28, 2014 to December 31, 2014.
(e) Commenced December 13, 2013 and began transactions in 2015.
(f) For the period May 1, 2015 to December 31, 2015.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, series, or portfolio for the respective stated periods in the five years ended December 31, 2015:

                                                         AS OF DECEMBER 31
                                          ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  --------------
  American Funds Bond               2015     5,343,073     0.99 - 20.47      93,643,199
     Investment Division            2014     5,917,641    14.68 - 20.55     105,024,754
                                    2013     6,618,957    14.30 - 19.64     113,016,439
                                    2012     7,263,481    15.00 - 20.21     128,509,424
                                    2011     7,776,072    14.60 - 19.30     132,354,078

  American Funds Global Small       2015    14,155,887     3.51 - 40.82     497,974,630
     Capitalization                 2014    15,709,137     3.56 - 41.02     552,526,997
     Investment Division            2013    16,907,172     3.54 - 40.47     588,501,415
                                    2012    18,635,787     2.81 - 31.78     512,261,353
                                    2011    20,869,442     2.41 - 27.10     488,925,353

  American Funds Growth             2015     4,232,055    1.35 - 306.61     997,764,490
     Investment Division            2014     4,789,973    1.28 - 289.09   1,071,813,826
                                    2013     5,377,037    1.20 - 268.43   1,121,813,455
                                    2012     6,029,312   15.10 - 207.87     978,263,065
                                    2011     6,775,576   12.97 - 177.66     943,068,284

  American Funds                    2015     4,944,457   15.81 - 207.40     797,586,116
     Growth-Income                  2014     5,420,861   15.84 - 205.97     871,662,648
     Investment Division            2013     5,897,170   14.54 - 187.57     866,506,820
                                    2012     6,519,347   11.07 - 141.56     728,354,448
                                    2011     7,279,154    9.58 - 121.41     689,767,422

  BlackRock Global Allocation V.I.  2015        24,602    19.63 - 20.86         489,446
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  Calvert VP SRI Balanced           2015     1,430,108    29.38 - 39.38      53,307,044
     Investment Division            2014     1,520,177    30.50 - 40.77      58,809,995
                                    2013     1,581,457    28.27 - 37.66      56,643,458
                                    2012     1,676,537    24.33 - 32.31      51,646,891
                                    2011     1,762,417    22.36 - 29.60      49,903,373

  Calvert VP SRI Mid Cap            2015       227,418            51.03      11,604,230
     Growth Investment Division     2014       256,364            53.26      13,652,993
                                    2013       285,572    49.72 - 49.74      14,202,309
                                    2012       319,337    38.64 - 38.65      12,341,511
                                    2011       338,107    33.41 - 33.42      11,298,697

  Fidelity VIP Contrafund           2015         2,695             6.65          17,911
     Investment Division            2014         1,597             6.69          10,689
     (Commenced 12/13/2013 and
     began transactions in 2014)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  American Funds Bond               2015       1.62         0.50 - 2.30      (2.01) - (0.37)
     Investment Division            2014       1.87         0.50 - 2.55          2.63 - 4.60
                                    2013       1.73         0.65 - 2.55      (4.62) - (2.79)
                                    2012       2.43         0.50 - 2.55          2.71 - 4.69
                                    2011       2.88         0.50 - 2.55          3.44 - 5.42

  American Funds Global Small       2015         --         0.50 - 2.55      (6.41) - (0.38)
     Capitalization                 2014       0.12         0.50 - 2.55        (0.45) - 1.46
     Investment Division            2013       0.87         0.65 - 2.55        25.05 - 27.45
                                    2012       1.34         0.50 - 2.55        15.19 - 17.41
                                    2011       1.34         0.50 - 2.55    (21.18) - (19.67)

  American Funds Growth             2015       0.58         0.50 - 2.35          4.38 - 6.17
     Investment Division            2014       0.77         0.50 - 2.55          5.78 - 7.81
                                    2013       0.92         0.65 - 2.55        18.89 - 29.26
                                    2012       0.78         0.50 - 2.55        14.91 - 17.13
                                    2011       0.60         0.50 - 2.55      (6.68) - (4.89)

  American Funds                    2015       1.28         0.50 - 2.55        (1.10) - 0.80
     Growth-Income                  2014       1.27         0.50 - 2.55          7.85 - 9.92
     Investment Division            2013       1.34         0.65 - 2.55        30.14 - 32.64
                                    2012       1.59         0.50 - 2.55        14.51 - 16.72
                                    2011       1.54         0.50 - 2.55      (4.30) - (2.47)

  BlackRock Global Allocation V.I.  2015       0.66         1.10 - 1.60      (2.57) - (0.60)
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  Calvert VP SRI Balanced           2015       0.11         0.50 - 1.55      (3.70) - (2.68)
     Investment Division            2014       1.56         0.50 - 1.55          7.92 - 9.05
                                    2013       1.04         0.50 - 1.55        16.19 - 17.41
                                    2012       1.21         0.50 - 1.55          8.80 - 9.96
                                    2011       1.29         0.50 - 1.55          2.96 - 4.04

  Calvert VP SRI Mid Cap            2015         --                0.95               (4.19)
     Growth Investment Division     2014         --                0.95          7.07 - 7.10
                                    2013         --                0.95        28.68 - 28.69
                                    2012         --                0.95                15.65
                                    2011         --                0.95                 1.37

  Fidelity VIP Contrafund           2015       0.97                1.15               (0.73)
     Investment Division            2014       2.09                1.15                10.38
     (Commenced 12/13/2013 and
     began transactions in 2014)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------
  Fidelity VIP Equity-Income           2015     2,619,253     8.15 - 66.75      77,695,085
     Investment Division               2014     3,063,871     8.60 - 70.17      92,690,111
                                       2013     3,463,147     8.01 - 65.15      95,223,008
                                       2012     3,911,529     6.34 - 51.32      81,994,570
                                       2011     4,479,503     5.48 - 44.17      78,185,094

  Fidelity VIP FundsManager            2015    22,380,417    12.86 - 13.05     290,525,141
     50% Investment Division           2014    17,417,943    13.11 - 13.28     230,170,102
     (Commenced 7/23/2012)             2013     9,362,592    12.73 - 12.88     120,060,165
                                       2012     2,486,441    11.31 - 11.42      28,315,173

  Fidelity VIP FundsManager            2015    24,528,850    12.19 - 12.44     302,657,716
     60% Investment Division           2014    23,126,457    12.44 - 12.62     289,729,524
                                       2013    24,031,067    12.05 - 12.16     291,255,733
                                       2012    24,954,232    10.37 - 10.45     260,007,961
                                       2011    20,820,080      9.48 - 9.54     198,202,397

  Fidelity VIP Government              2015       554,548    10.08 - 16.26       8,080,715
     Money Market                      2014       544,052    10.28 - 16.41       8,033,349
     Investment Division               2013       671,593    10.50 - 16.57      10,057,109
                                       2012       548,892    10.71 - 16.72       8,724,752
                                       2011       786,743    10.92 - 16.86      12,168,038

  Fidelity VIP Growth                  2015     1,266,107            75.28      95,310,704
     Investment Division               2014     1,382,739            70.91      98,045,015
                                       2013     1,489,863    64.30 - 64.31      95,812,868
                                       2012     1,633,959    47.61 - 47.62      77,803,882
                                       2011     1,783,529            41.91      74,754,203

  Fidelity VIP Investment              2015       424,477            32.61      13,843,675
     Grade Bond                        2014       477,735            33.12      15,822,818
     Investment Division               2013       527,483    31.58 - 31.59      16,664,039
                                       2012       686,159    32.46 - 32.47      22,278,308
                                       2011       691,358            30.95      21,398,778

  Ivy Funds VIP Asset Strategy         2015           191            15.07           2,882
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  LMPVET Permal Alternative            2015       197,643      9.42 - 9.47       1,866,516
     Select VIT Investment Division    2014         2,882    10.01 - 10.02          28,860
     (Commenced 11/19/2014)

  MIST AB Global Dynamic               2015   130,172,083    11.77 - 12.33   1,594,775,590
     Allocation Investment Division    2014   131,033,623    11.93 - 12.37   1,616,024,275
     (Commenced 5/2/2011)              2013   133,911,328    11.35 - 11.66   1,557,670,400
                                       2012   110,036,076    10.41 - 10.61   1,165,993,492
                                       2011    49,226,036      9.70 - 9.75     479,791,726

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  Fidelity VIP Equity-Income           2015       3.06         0.95 - 1.35     (5.25) - (4.87)
     Investment Division               2014       2.77         0.95 - 1.35         7.26 - 7.73
                                       2013       2.47         0.95 - 1.35       26.43 - 26.95
                                       2012       3.08         0.95 - 1.35       15.73 - 16.20
                                       2011       2.34         0.95 - 1.35       (0.38) - 0.03

  Fidelity VIP FundsManager            2015       1.24         1.90 - 2.05     (1.89) - (1.75)
     50% Investment Division           2014       1.47         1.90 - 2.05         2.96 - 3.12
     (Commenced 7/23/2012)             2013       1.56         1.90 - 2.05       12.57 - 12.74
                                       2012       2.68         1.90 - 2.05         4.04 - 4.11

  Fidelity VIP FundsManager            2015       1.10         1.85 - 2.10     (1.68) - (1.43)
     60% Investment Division           2014       1.24         1.85 - 2.05         0.55 - 3.42
                                       2013       1.16         1.90 - 2.05       16.21 - 16.38
                                       2012       1.50         1.90 - 2.05         9.33 - 9.49
                                       2011       1.89         1.90 - 2.05     (4.01) - (3.87)

  Fidelity VIP Government              2015       0.02         0.95 - 2.05     (2.02) - (0.91)
     Money Market                      2014       0.01         0.95 - 2.05     (2.02) - (0.93)
     Investment Division               2013       0.03         0.95 - 2.05     (2.01) - (0.91)
                                       2012       0.13         0.95 - 2.05     (1.93) - (0.81)
                                       2011       0.10         0.95 - 2.05     (1.94) - (0.83)

  Fidelity VIP Growth                  2015       0.26                0.95                6.17
     Investment Division               2014       0.18                0.95       10.25 - 10.28
                                       2013       0.29                0.95       35.05 - 35.06
                                       2012       0.58                0.95       13.60 - 13.61
                                       2011       0.34                0.95              (0.74)

  Fidelity VIP Investment              2015       2.51                0.95              (1.53)
     Grade Bond                        2014       2.10                0.95         4.83 - 4.86
     Investment Division               2013       2.08                0.95              (2.70)
                                       2012       2.35                0.95                4.90
                                       2011       3.16                0.95         6.32 - 6.33

  Ivy Funds VIP Asset Strategy         2015       0.35                1.35              (9.58)
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  LMPVET Permal Alternative            2015       1.50         1.10 - 1.60     (5.89) - (4.32)
     Select VIT Investment Division    2014       0.45         1.10 - 1.35     (0.52) - (0.49)
     (Commenced 11/19/2014)

  MIST AB Global Dynamic               2015       3.26         1.10 - 2.10     (1.51) - (0.52)
     Allocation Investment Division    2014       1.94         1.15 - 2.15         5.06 - 6.12
     (Commenced 5/2/2011)              2013       1.24         1.15 - 2.15         8.78 - 9.88
                                       2012       0.09         1.15 - 2.30         2.79 - 8.82
                                       2011       0.98         1.15 - 2.00     (3.01) - (2.47)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------
  MIST Allianz Global                  2015    56,051,809      1.01 - 1.02      57,080,060
     Investors Dynamic Multi-Asset     2014    11,555,790             1.04      12,033,381
     Plus Investment Division
     (Commenced 4/28/2014)

  MIST American Funds                  2015    62,147,594     1.29 - 13.87     802,015,862
     Balanced Allocation               2014    62,423,987     1.32 - 14.01     823,208,734
     Investment Division               2013    63,540,868     1.26 - 13.26     799,895,152
                                       2012    63,563,060    10.24 - 11.22     683,639,223
                                       2011    64,521,397      9.23 - 9.92     618,948,646

  MIST American Funds Growth           2015    31,243,407     1.33 - 13.75     404,659,720
     Allocation Investment Division    2014    32,454,186    12.33 - 13.92     428,719,024
                                       2013    33,203,104    11.86 - 13.15     417,519,485
                                       2012    32,742,900     9.70 - 10.56     333,268,561
                                       2011    34,204,304      8.55 - 9.14     303,484,652

  MIST American Funds Growth           2015    25,483,182     1.47 - 14.88     369,229,553
     Investment Division               2014    27,479,262    12.93 - 13.92     379,282,255
                                       2013    28,606,942    12.22 - 13.01     369,736,899
                                       2012    30,680,594     9.63 - 10.14     309,469,419
                                       2011    30,941,763      8.39 - 8.74     269,245,330

  MIST American Funds                  2015    73,866,251    11.89 - 13.45     936,586,101
     Moderate Allocation               2014    76,352,619    12.07 - 13.62     987,325,915
     Investment Division               2013    78,734,890    11.64 - 12.90     971,848,247
                                       2012    82,535,523    10.49 - 11.42     908,733,316
                                       2011    85,202,020     9.69 - 10.36     857,229,344

  MIST AQR Global Risk                 2015   126,093,556     9.12 - 10.21   1,279,345,923
     Balanced Investment Division      2014   138,096,106    10.21 - 11.40   1,568,831,639
     (Commenced 5/2/2011)              2013   152,729,567    10.79 - 11.09   1,689,296,732
                                       2012   149,868,893    11.38 - 11.61   1,737,315,768
                                       2011    56,432,487    10.56 - 10.62     599,167,858

  MIST BlackRock Global                2015   172,629,165    11.18 - 11.69   2,004,095,320
     Tactical Strategies               2014   173,246,218    11.38 - 11.81   2,038,618,922
     Investment Division               2013   177,074,342    10.98 - 11.28   1,991,834,922
     (Commenced 5/2/2011)              2012   155,272,874    10.17 - 10.34   1,603,180,946
                                       2011    74,095,325      9.53 - 9.58     709,763,094

  MIST BlackRock High Yield            2015        13,360     2.76 - 26.52         172,276
     Investment Division               2014         5,135     2.90 - 27.94          15,808
     (Commenced 12/13/2013 and
     began transactions in 2014)

  MIST Clarion Global Real             2015    12,591,472     1.94 - 20.32     233,288,277
     Estate Investment Division        2014    13,729,569     1.98 - 20.71     260,956,015
                                       2013    14,902,299     2.97 - 18.38     253,186,000
                                       2012    14,778,284     2.89 - 17.84     245,411,646
                                       2011    16,016,738     2.31 - 14.23     213,895,843

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  MIST Allianz Global                  2015       1.82         1.15 - 2.00     (2.94) - (2.12)
     Investors Dynamic Multi-Asset     2014       0.87         1.15 - 2.15         3.84 - 4.55
     Plus Investment Division
     (Commenced 4/28/2014)

  MIST American Funds                  2015       1.39         0.50 - 2.10     (2.77) - (0.97)
     Balanced Allocation               2014       1.26         0.50 - 2.30         3.64 - 5.70
     Investment Division               2013       1.35         0.50 - 2.30       15.84 - 18.14
                                       2012       1.68         0.50 - 2.30       10.93 - 13.06
                                       2011       1.26         0.50 - 2.30     (4.34) - (2.43)

  MIST American Funds Growth           2015       1.31         0.50 - 2.30     (3.01) - (1.25)
     Allocation Investment Division    2014       1.02         0.50 - 2.30         3.97 - 5.86
                                       2013       0.99         0.50 - 2.30       22.26 - 24.48
                                       2012       1.20         0.50 - 2.30       13.50 - 15.58
                                       2011       1.12         0.50 - 2.30     (6.89) - (5.21)

  MIST American Funds Growth           2015       0.87         0.95 - 2.25         1.83 - 5.33
     Investment Division               2014       0.55         1.15 - 2.25         0.53 - 6.95
                                       2013       0.44         1.15 - 2.25       26.90 - 28.30
                                       2012       0.32         1.15 - 2.25       14.79 - 16.06
                                       2011       0.34         1.15 - 2.25     (6.71) - (5.69)

  MIST American Funds                  2015       1.49         0.50 - 2.10     (2.79) - (1.22)
     Moderate Allocation               2014       1.45         0.50 - 2.30         3.68 - 5.57
     Investment Division               2013       1.64         0.50 - 2.30       10.94 - 12.95
                                       2012       2.04         0.50 - 2.30        8.31 - 10.28
                                       2011       1.54         0.50 - 2.30     (2.08) - (0.31)

  MIST AQR Global Risk                 2015       5.49         1.10 - 2.15    (11.50) - (4.32)
     Balanced Investment Division      2014         --         1.15 - 2.15         1.79 - 2.81
     (Commenced 5/2/2011)              2013       2.07         1.15 - 2.15     (5.45) - (4.50)
                                       2012       0.40         1.15 - 2.30         3.03 - 9.29
                                       2011       3.41         1.15 - 2.00         2.12 - 2.70

  MIST BlackRock Global                2015       1.53         1.10 - 2.05     (2.14) - (1.20)
     Tactical Strategies               2014       1.12         1.15 - 2.15         3.66 - 4.70
     Investment Division               2013       1.33         1.15 - 2.15         7.96 - 9.05
     (Commenced 5/2/2011)              2012         --         1.15 - 2.15         6.81 - 7.89
                                       2011       1.51         1.15 - 2.00     (4.68) - (4.14)

  MIST BlackRock High Yield            2015       5.69         1.10 - 1.60     (5.57) - (4.84)
     Investment Division               2014         --         0.90 - 1.15       (1.82) - 2.48
     (Commenced 12/13/2013 and
     began transactions in 2014)

  MIST Clarion Global Real             2015       3.83         0.50 - 2.25       (3.60) - 3.43
     Estate Investment Division        2014       1.60         0.50 - 2.30        1.06 - 12.94
                                       2013       6.76         0.50 - 2.30         1.19 - 3.09
                                       2012       2.07         0.50 - 2.30       23.11 - 25.48
                                       2011       3.87         0.50 - 2.30     (7.73) - (5.89)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------
  MIST ClearBridge Aggressive          2015    38,732,875    1.47 - 325.77     615,095,439
     Growth Investment Division        2014    40,881,802    1.55 - 341.18     672,850,047
                                       2013    13,366,239     1.32 - 21.07     170,478,449
                                       2012    10,346,560     0.92 - 14.58      93,505,262
                                       2011    10,567,586     0.78 - 12.38      81,432,355

  MIST Goldman Sachs Mid Cap           2015         7,543    21.36 - 22.65         166,859
     Value Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Harris Oakmark                  2015    20,998,453     2.38 - 27.50     503,695,677
     International                     2014    21,821,539     2.51 - 28.95     553,476,475
     Investment Division               2013    22,039,138     2.82 - 30.88     597,907,512
                                       2012    22,574,267     2.19 - 23.79     476,492,534
                                       2011    24,605,233     1.71 - 18.49     402,888,469

  MIST Invesco Balanced-Risk           2015   436,683,517     1.01 - 10.52     454,441,516
     Allocation Investment Division    2014   416,774,221      1.08 - 1.10     458,464,882
     (Commenced 4/30/2012)             2013   411,037,657      1.04 - 1.06     433,699,152
                                       2012   250,325,881      1.04 - 1.05     262,571,091

  MIST Invesco Comstock                2015           549    15.67 - 16.10           8,672
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

  MIST Invesco Mid Cap Value           2015    12,869,603     3.27 - 37.88     422,756,206
     Investment Division               2014    13,839,475     3.65 - 41.83     504,220,570
     (Commenced 4/30/2012)             2013    15,543,270     3.37 - 38.34     517,780,861
                                       2012    17,602,268     2.62 - 29.57     454,279,856

  MIST Invesco Small Cap               2015     1,959,481     2.60 - 29.31      50,546,958
     Growth Investment Division        2014     2,037,765     2.68 - 29.97      54,115,294
                                       2013     2,095,080     2.52 - 27.91      52,424,234
                                       2012     2,132,933     1.82 - 20.01      38,202,816
                                       2011     2,324,510     1.56 - 17.01      35,466,935

  MIST JPMorgan Core Bond              2015     8,785,778     9.78 - 11.19      97,049,152
     Investment Division               2014     8,518,360    10.46 - 11.26      94,969,104
                                       2013     8,259,461    10.18 - 10.84      88,832,323
                                       2012     7,951,315    10.74 - 11.31      89,292,265
                                       2011     7,359,866    10.47 - 10.90      79,806,796

  MIST JPMorgan Global Active          2015   631,444,568     1.18 - 12.19     765,909,740
     Allocation Investment Division    2014   549,720,767      1.19 - 1.22     669,115,337
     (Commenced 4/30/2012)             2013   480,114,419      1.14 - 1.15     553,137,848
                                       2012   169,274,406             1.05     177,914,120

  MIST JPMorgan Small Cap              2015     1,050,675     1.97 - 18.69      19,373,472
     Value Investment Division         2014     1,047,237    18.72 - 20.42      21,130,600
                                       2013     1,010,455    18.31 - 19.79      19,791,903
                                       2012     1,099,067    14.06 - 15.07      16,406,071
                                       2011     1,077,146    12.44 - 13.21      14,113,642

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  MIST ClearBridge Aggressive          2015       0.25         0.50 - 2.25      (6.17) - (4.43)
     Growth Investment Division        2014       0.07         0.50 - 2.30         1.57 - 18.35
                                       2013       0.25         0.95 - 2.30        13.14 - 44.54
                                       2012       0.07         0.95 - 2.30        15.80 - 17.69
                                       2011       0.02         0.95 - 2.30        (9.19) - 2.58

  MIST Goldman Sachs Mid Cap           2015       0.46         1.10 - 1.60    (10.56) - (10.11)
     Value Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Harris Oakmark                  2015       3.00         0.50 - 2.25      (6.65) - (3.85)
     International                     2014       2.40         0.50 - 2.30      (7.93) - (6.13)
     Investment Division               2013       2.49         0.50 - 2.30        27.52 - 29.96
                                       2012       1.61         0.50 - 2.30        26.30 - 28.63
                                       2011         --         0.50 - 2.30    (16.20) - (14.54)

  MIST Invesco Balanced-Risk           2015       2.77         1.10 - 2.10      (6.20) - (5.25)
     Allocation Investment Division    2014         --         1.15 - 2.10          3.39 - 4.37
     (Commenced 4/30/2012)             2013         --         1.15 - 2.10        (0.26) - 0.70
                                       2012       0.62         1.15 - 2.30          3.06 - 3.86

  MIST Invesco Comstock                2015       1.42         1.10 - 1.35      (7.23) - (7.00)
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

  MIST Invesco Mid Cap Value           2015       0.54         0.50 - 2.30     (11.05) - (6.69)
     Investment Division               2014       0.55         0.50 - 2.30          7.15 - 9.10
     (Commenced 4/30/2012)             2013       0.79         0.50 - 2.30        27.34 - 29.65
                                       2012         --         0.50 - 2.30          1.67 - 2.93

  MIST Invesco Small Cap               2015         --         0.50 - 2.25      (3.90) - (2.20)
     Growth Investment Division        2014         --         0.50 - 2.30          5.46 - 7.37
                                       2013       0.24         0.50 - 2.30        36.99 - 39.48
                                       2012         --         0.50 - 2.30        15.53 - 17.64
                                       2011         --         0.50 - 2.30      (3.33) - (1.57)

  MIST JPMorgan Core Bond              2015       2.31         1.10 - 2.25      (1.75) - (0.62)
     Investment Division               2014       1.47         1.15 - 2.25          2.75 - 3.89
                                       2013       0.27         1.15 - 2.25      (4.89) - (3.86)
                                       2012       2.55         1.15 - 2.25          2.57 - 3.71
                                       2011       2.15         1.15 - 2.25          3.44 - 4.58

  MIST JPMorgan Global Active          2015       2.69         1.10 - 2.10      (1.20) - (0.21)
     Allocation Investment Division    2014       1.11         1.15 - 2.10          4.75 - 5.75
     (Commenced 4/30/2012)             2013       0.07         1.15 - 2.10          8.68 - 9.72
                                       2012       0.78         1.15 - 2.05          3.23 - 3.85

  MIST JPMorgan Small Cap              2015       1.12         0.90 - 2.05      (9.31) - (8.08)
     Value Investment Division         2014       0.86         1.15 - 2.05          2.25 - 3.18
                                       2013       0.48         1.15 - 2.05        30.21 - 31.38
                                       2012       0.63         1.15 - 2.05        13.01 - 14.03
                                       2011       1.42         1.15 - 2.05    (12.18) - (11.38)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                          ------------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                              UNITS         HIGHEST ($)      ASSETS ($)
                                          -------------  ----------------  ---------------
  MIST Loomis Sayles Global         2015      6,737,799      1.48 - 17.69      114,155,824
     Markets Investment Division    2014      7,240,094      1.48 - 17.59      122,949,006
                                    2013      7,711,782      1.44 - 17.20      128,415,699
                                    2012      1,933,869     13.80 - 14.86       28,499,925
                                    2011      1,855,860     12.07 - 12.85       23,690,465

  MIST Lord Abbett Bond             2015     11,371,638      2.83 - 33.73      303,091,644
     Debenture Investment Division  2014     12,434,223      2.93 - 34.65      339,514,538
                                    2013     12,999,204      2.83 - 33.22      339,376,615
                                    2012     13,293,853      2.66 - 30.92      320,579,772
                                    2011     14,072,935      2.39 - 27.52      299,293,863

  MIST Met/Artisan                  2015            308              9.46            2,913
     International
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Met/Eaton Vance              2015      1,831,052     10.43 - 11.01       19,924,175
     Floating Rate                  2014      1,809,222     10.74 - 11.20       20,128,137
     Investment Division            2013      1,555,867     10.88 - 11.25       17,414,855
                                    2012        680,624     10.70 - 10.96        7,437,899
                                    2011        581,745     10.17 - 10.33        5,996,924

  MIST Met/Franklin Low             2015      8,644,210      9.52 - 10.22       85,200,113
     Duration Total Return          2014      9,626,185      9.76 - 10.33       96,688,495
     Investment Division            2013      7,621,281      9.86 - 10.27       76,708,364
     (Commenced 5/2/2011)           2012      1,503,596      9.94 - 10.21       15,151,477
                                    2011        678,926       9.72 - 9.80        6,635,667

  MIST Met/Templeton                2015        611,605     12.19 - 13.08        7,837,819
     International Bond             2014        617,146     12.98 - 13.62        8,355,488
     Investment Division            2013        656,394     13.09 - 13.62        8,897,037
                                    2012        643,048     13.22 - 13.64        8,734,807
                                    2011        586,262     11.80 - 12.07        7,057,738

  MIST MetLife Asset                2015     11,824,914      1.63 - 31.18      214,215,734
     Allocation 100                 2014     12,211,757      1.68 - 32.14      230,931,939
     Investment Division            2013     12,315,616     14.47 - 30.96      228,507,697
     (Commenced 5/2/2011)           2012      9,769,796     11.19 - 12.85      119,313,920
                                    2011      9,693,030      9.81 - 11.06      102,483,285

  MIST MetLife Balanced Plus        2015    269,246,848     11.65 - 12.24    3,272,800,741
     Investment Division            2014    257,684,739     12.41 - 12.88    3,306,532,931
     (Commenced 5/2/2011)           2013    232,765,795     11.57 - 11.88    2,758,152,662
                                    2012    146,453,494     10.31 - 10.51    1,536,558,887
                                    2011     64,032,367       9.35 - 9.40      601,466,008

  MIST MetLife Multi-Index          2015    650,031,968      1.16 - 11.96      774,094,507
     Targeted Risk                  2014    412,273,295       1.20 - 1.22      503,156,737
     Investment Division            2013    231,254,962       1.12 - 1.13      261,549,603
     (Commenced 11/12/2012)         2012      6,808,899              1.01        6,903,413

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          ---------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  -----------------  -----------------
  MIST Loomis Sayles Global         2015       1.58          0.50 - 2.25        (1.02) - 0.72
     Markets Investment Division    2014       2.10          0.50 - 2.25          1.17 - 2.95
                                    2013       0.72          0.50 - 2.25        10.52 - 15.79
                                    2012       2.37          1.15 - 2.25        14.32 - 15.59
                                    2011       2.22          1.15 - 2.25      (3.67) - (2.61)

  MIST Lord Abbett Bond             2015       5.49          0.50 - 2.25      (4.35) - (2.66)
     Debenture Investment Division  2014       5.57          0.50 - 2.25        (0.50) - 4.31
                                    2013       6.65          0.50 - 2.30          5.52 - 7.44
                                    2012       7.19          0.50 - 2.30        10.37 - 12.38
                                    2011       5.99          0.50 - 2.30          2.09 - 3.94

  MIST Met/Artisan                  2015       0.74                 1.35               (4.78)
     International
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Met/Eaton Vance              2015       3.48          1.10 - 2.05      (2.85) - (1.92)
     Floating Rate                  2014       3.50          1.15 - 2.05      (1.31) - (0.42)
     Investment Division            2013       3.11          1.15 - 2.05          1.73 - 2.65
                                    2012       3.27          1.15 - 2.05          5.14 - 6.10
                                    2011       2.13          1.15 - 2.05        (0.06) - 0.84

  MIST Met/Franklin Low             2015       3.05          0.50 - 2.00      (2.59) - (0.89)
     Duration Total Return          2014       2.12          0.50 - 2.05        (0.99) - 0.55
     Investment Division            2013       0.94          0.50 - 2.05        (0.89) - 0.66
     (Commenced 5/2/2011)           2012       1.69          0.50 - 2.05          2.27 - 3.87
                                    2011         --          0.95 - 2.05      (2.63) - (1.92)

  MIST Met/Templeton                2015       8.18          0.95 - 2.00        (6.06) - 0.75
     International Bond             2014       4.57          1.15 - 2.00      (2.25) - (0.02)
     Investment Division            2013       1.97          1.15 - 2.00      (0.96) - (0.12)
                                    2012       9.92          1.15 - 2.00        12.01 - 12.97
                                    2011       6.74          1.15 - 2.00      (2.30) - (1.47)

  MIST MetLife Asset                2015       1.40          0.50 - 2.05      (4.00) - (2.50)
     Allocation 100                 2014       0.81          0.50 - 2.05          2.96 - 4.56
     Investment Division            2013       0.59          0.50 - 2.30        16.29 - 28.86
     (Commenced 5/2/2011)           2012       0.69          0.50 - 2.30        14.07 - 16.16
                                    2011         --          0.50 - 2.30    (14.87) - (13.84)

  MIST MetLife Balanced Plus        2015       2.09          1.10 - 2.15      (6.13) - (5.14)
     Investment Division            2014       1.73          1.15 - 2.15          7.32 - 8.39
     (Commenced 5/2/2011)           2013       1.12          1.15 - 2.15        11.93 - 13.05
                                    2012         --          1.15 - 2.30         4.01 - 11.81
                                    2011       0.29          1.15 - 2.00      (6.52) - (6.00)

  MIST MetLife Multi-Index          2015       1.20          1.10 - 2.10      (3.26) - (2.29)
     Targeted Risk                  2014         --          1.15 - 2.10          6.99 - 8.01
     Investment Division            2013       0.56          1.15 - 2.10        10.60 - 11.65
     (Commenced 11/12/2012)         2012         --          1.15 - 1.80          2.59 - 2.68

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MetLife Small Cap         2015       655,473    22.19 - 25.61      15,330,460
     Value Investment Division   2014       671,658    23.82 - 27.21      16,801,002
                                 2013       677,162    23.78 - 26.89      16,848,467
                                 2012       650,739    18.24 - 20.40      12,367,720
                                 2011       611,373    15.70 - 17.38       9,963,715

  MIST MFS Emerging Markets      2015     5,630,392      7.99 - 9.06      49,518,855
     Equity Investment Division  2014     5,102,751     1.09 - 10.43      52,734,725
                                 2013     4,752,160    10.37 - 11.29      53,202,058
                                 2012     4,236,736    11.16 - 12.02      50,543,249
                                 2011     4,108,037     9.61 - 10.22      41,739,144

  MIST MFS Research              2015    14,035,549     1.57 - 17.69     201,136,412
     International               2014    15,153,081     1.62 - 18.13     221,624,094
     Investment Division         2013    16,065,546     1.76 - 19.62     252,471,398
                                 2012    17,677,847     1.50 - 16.57     232,797,238
                                 2011    19,673,406     1.30 - 14.30     219,299,244

  MIST Morgan Stanley Mid Cap    2015    15,711,674     1.91 - 22.41     318,386,768
     Growth Investment Division  2014    17,054,063     2.04 - 23.71     367,615,842
                                 2013    18,525,106     2.04 - 23.59     399,201,501
                                 2012    20,975,481     1.49 - 17.06     328,177,563
                                 2011    23,184,585     1.38 - 15.69     331,439,430

  MIST Oppenheimer Global        2015    15,876,834     1.08 - 29.85     268,477,388
     Equity Investment Division  2014    14,055,032     1.17 - 28.93     271,471,540
                                 2013    13,534,026     1.16 - 28.50     284,310,727
                                 2012    10,404,769    16.31 - 22.58     219,397,966
                                 2011    11,458,967    13.63 - 18.76     201,576,453

  MIST PanAgora Global           2015    27,943,566      0.96 - 0.97      27,029,557
     Diversified Risk            2014     6,388,541      1.03 - 1.04       6,621,678
     Investment Division
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2015    31,458,298    12.65 - 16.00     451,404,388
     Protected Bond              2014    34,187,129     0.99 - 16.59     512,607,268
     Investment Division         2013    37,956,426    13.20 - 16.18     559,896,326
                                 2012    42,379,551    14.89 - 17.89     697,291,188
                                 2011    39,768,473    13.97 - 16.47     607,250,028

  MIST PIMCO Total Return        2015    56,338,885     1.77 - 20.12     994,182,970
     Investment Division         2014    61,356,539     1.80 - 20.22   1,090,762,284
                                 2013    67,960,498     1.75 - 19.51   1,166,300,320
                                 2012    69,856,684     1.81 - 19.99   1,226,100,483
                                 2011    69,538,746     1.68 - 18.38   1,123,078,623

  MIST Pioneer Fund              2015           250            27.29           6,820
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Small Cap         2015       0.09         0.50 - 1.55      (6.86) - (5.88)
     Value Investment Division   2014       0.04         0.50 - 1.55          0.15 - 1.21
                                 2013       0.94         0.50 - 1.55        30.41 - 31.79
                                 2012         --         0.50 - 1.55        16.16 - 17.40
                                 2011       1.05         0.50 - 1.55     (10.38) - (9.44)

  MIST MFS Emerging Markets      2015       1.79         0.95 - 2.25     (15.73) - (2.68)
     Equity Investment Division  2014       0.84         0.90 - 2.25      (8.60) - (7.07)
                                 2013       1.05         1.15 - 2.25      (7.10) - (6.07)
                                 2012       0.74         1.15 - 2.25        16.24 - 17.53
                                 2011       1.34         1.15 - 2.25    (20.51) - (19.64)

  MIST MFS Research              2015       2.78         0.50 - 2.15      (3.85) - (2.26)
     International               2014       2.29         0.50 - 2.15      (8.84) - (7.41)
     Investment Division         2013       2.62         0.50 - 2.30        16.55 - 18.66
                                 2012       1.98         0.50 - 2.30        14.04 - 16.12
                                 2011       1.96         0.50 - 2.30    (12.74) - (11.15)

  MIST Morgan Stanley Mid Cap    2015         --         0.50 - 2.30      (7.18) - (5.50)
     Growth Investment Division  2014       0.04         0.50 - 2.30        (1.37) - 0.51
                                 2013       0.76         0.50 - 2.30        35.86 - 38.33
                                 2012         --         0.50 - 2.30          6.78 - 8.73
                                 2011       0.71         0.50 - 2.30      (9.03) - (7.26)

  MIST Oppenheimer Global        2015       1.04         0.50 - 2.15        (1.43) - 3.50
     Equity Investment Division  2014       0.91         0.50 - 2.30        (0.28) - 1.75
                                 2013       1.77         0.50 - 2.30        15.42 - 26.60
                                 2012       1.53         0.65 - 2.30        18.41 - 20.73
                                 2011       1.88         0.65 - 2.30     (10.48) - (8.82)

  MIST PanAgora Global           2015       0.59         1.15 - 2.00      (7.35) - (6.56)
     Diversified Risk            2014       0.51         1.15 - 2.00          3.16 - 3.75
     Investment Division
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2015       4.92         0.50 - 2.25      (5.27) - (1.92)
     Protected Bond              2014       1.55         0.50 - 2.30        (1.54) - 2.51
     Investment Division         2013       2.20         0.50 - 2.30     (11.34) - (9.57)
                                 2012       3.01         0.50 - 2.30          6.64 - 8.62
                                 2011       1.61         0.50 - 2.30         8.62 - 10.77

  MIST PIMCO Total Return        2015       5.31         0.50 - 2.25      (2.22) - (0.36)
     Investment Division         2014       2.35         0.50 - 2.30          0.46 - 3.82
                                 2013       4.24         0.50 - 2.30      (4.15) - (2.36)
                                 2012       3.16         0.50 - 2.30          6.77 - 8.85
                                 2011       2.72         0.50 - 2.30          0.83 - 2.76

  MIST Pioneer Fund              2015       1.31                1.35               (1.59)
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------
  MIST Pioneer Strategic               2015     2,635,375    24.37 - 29.59      75,506,623
     Income Investment Division        2014     2,593,278    25.25 - 30.38      76,351,267
                                       2013     2,428,961    24.67 - 29.42      69,401,877
                                       2012     2,454,674    24.83 - 29.35      70,080,765
                                       2011     2,135,286    22.75 - 26.64      55,464,787

  MIST Pyramis Government              2015    46,949,292    10.52 - 10.97     511,078,026
     Income Investment Division        2014    48,686,003    10.63 - 11.02     534,446,057
     (Commenced 5/2/2011)              2013    52,430,597    10.09 - 10.37     541,918,855
                                       2012    54,809,703    10.80 - 10.99     600,925,084
                                       2011    18,617,176    10.71 - 10.77     200,414,660

  MIST Pyramis Managed Risk            2015    27,478,865    11.04 - 11.31     309,530,805
     Investment Division               2014    11,024,305     1.16 - 11.57     127,322,331
     (Commenced 4/29/2013)             2013     5,324,485    10.71 - 10.77      57,316,477

  MIST Schroders Global                2015   411,432,972     1.17 - 12.20     498,402,470
     Multi-Asset Investment Division   2014   344,932,808      1.21 - 1.24     426,762,086
     (Commenced 4/30/2012)             2013   307,834,445      1.15 - 1.16     357,921,883
                                       2012   121,622,449      1.06 - 1.07     130,034,225

  MIST SSGA Growth and Income          2015    59,547,628    13.54 - 15.96     880,260,118
     ETF Investment Division           2014    62,846,863    14.11 - 16.36     959,208,935
                                       2013    67,092,231    13.39 - 15.54     979,735,898
                                       2012    70,205,649    12.14 - 13.83     919,015,955
                                       2011    69,044,794    11.01 - 12.32     811,024,282

  MIST SSGA Growth ETF                 2015    10,147,586    13.51 - 15.76     148,082,202
     Investment Division               2014    10,488,338    13.72 - 16.21     158,546,674
                                       2013    10,380,683    13.32 - 15.46     150,739,383
                                       2012     9,321,683    11.55 - 13.16     116,064,976
                                       2011     8,738,265    10.27 - 11.50      95,770,056

  MIST T. Rowe Price Large Cap         2015         1,871    69.65 - 79.35         137,796
     Value Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

  MIST T. Rowe Price Mid Cap           2015    25,470,150     1.81 - 31.36     456,943,184
     Growth Investment Division        2014    25,170,863     1.72 - 29.62     425,918,797
                                       2013    25,949,981     1.54 - 26.45     393,848,239
                                       2012    26,770,501     1.15 - 19.50     300,330,183
                                       2011    28,074,170     1.02 - 17.28     276,466,812

  MIST TCW Core Fixed Income           2015         2,096             9.86          20,663
     Investment Division
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research          2015    14,186,611   10.89 - 143.62     710,595,064
     Investment Division               2014    15,618,558   10.57 - 138.13     761,053,589
                                       2013    16,944,933    9.43 - 122.31     739,787,013
                                       2012    18,667,832     7.12 - 91.54     616,700,346
                                       2011    20,393,863     6.37 - 81.12     607,789,646

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  MIST Pioneer Strategic               2015       5.06         1.10 - 2.05     (3.46) - (2.58)
     Income Investment Division        2014       4.77         1.15 - 2.05       (0.93) - 3.25
                                       2013       5.02         1.15 - 2.05       (0.65) - 0.25
                                       2012       4.73         1.15 - 2.05        9.18 - 10.17
                                       2011       4.31         1.15 - 2.05         1.36 - 2.28

  MIST Pyramis Government              2015       2.33         1.10 - 2.00     (1.56) - (0.67)
     Income Investment Division        2014       2.60         1.15 - 2.15         5.27 - 6.33
     (Commenced 5/2/2011)              2013       1.51         1.15 - 2.15     (6.55) - (5.61)
                                       2012       0.01         1.15 - 2.15         0.94 - 1.96
                                       2011       0.95         1.15 - 2.00         7.14 - 7.75

  MIST Pyramis Managed Risk            2015       0.68         1.10 - 2.00     (3.21) - (2.33)
     Investment Division               2014         --         0.90 - 2.00         6.49 - 7.67
     (Commenced 4/29/2013)             2013       1.64         1.15 - 2.00         4.83 - 5.43

  MIST Schroders Global                2015       1.00         1.10 - 2.15     (2.99) - (1.96)
     Multi-Asset Investment Division   2014       1.29         1.15 - 2.15         5.45 - 6.51
     (Commenced 4/30/2012)             2013       0.01         1.15 - 2.15         7.77 - 8.85
                                       2012       1.65         1.15 - 2.30         5.04 - 5.86

  MIST SSGA Growth and Income          2015       2.30         0.50 - 2.10     (4.00) - (2.45)
     ETF Investment Division           2014       2.23         0.50 - 2.10         0.03 - 5.28
                                       2013       2.50         0.50 - 2.30       10.36 - 12.37
                                       2012       2.35         0.50 - 2.30       10.27 - 12.28
                                       2011       1.66         0.50 - 2.30       (1.23) - 0.56

  MIST SSGA Growth ETF                 2015       1.99         0.50 - 2.00     (4.25) - (2.80)
     Investment Division               2014       1.90         0.50 - 2.30         2.98 - 4.85
                                       2013       2.03         0.50 - 2.30       15.39 - 17.48
                                       2012       1.93         0.50 - 2.30       12.40 - 14.46
                                       2011       1.59         0.50 - 2.30     (4.36) - (2.62)

  MIST T. Rowe Price Large Cap         2015       0.63         1.10 - 1.60     (5.12) - (4.64)
     Value Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

  MIST T. Rowe Price Mid Cap           2015         --         0.50 - 2.25         4.30 - 6.14
     Growth Investment Division        2014         --         0.50 - 2.25       10.27 - 12.21
                                       2013       0.24         0.50 - 2.30       33.47 - 35.90
                                       2012         --         0.50 - 2.30       11.08 - 13.11
                                       2011         --         0.50 - 2.30     (3.88) - (2.14)

  MIST TCW Core Fixed Income           2015         --                1.35              (1.39)
     Investment Division
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research          2015       0.91         0.50 - 2.50         2.09 - 3.97
     Investment Division               2014       0.90         0.50 - 2.50       10.89 - 13.02
                                       2013       1.40         0.42 - 2.22       31.42 - 33.61
                                       2012       1.18         0.42 - 2.22      (0.33) - 12.84
                                       2011       1.10       (0.08) - 2.30       (2.02) - 0.54

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  Variable B Investment Division  2015        50,418   74.97 - 255.84      12,212,076
                                  2014        59,002   71.63 - 246.86      13,870,298
                                  2013        67,239   62.90 - 218.97      13,976,724
                                  2012        79,487   46.73 - 164.31      12,413,480
                                  2011        86,527   39.85 - 145.99      12,494,159

  Variable C Investment Division  2015         4,268  255.84 - 343.28       1,368,738
                                  2014         4,414  246.86 - 327.95       1,356,840
                                  2013         4,601  218.97 - 288.01       1,246,820
                                  2012         6,144  164.31 - 213.98       1,223,254
                                  2011         6,155  145.99 - 188.23       1,080,417

  MSF Baillie Gifford             2015     9,402,801     1.41 - 16.94     126,876,615
     International Stock          2014    10,404,687     1.46 - 17.45     143,934,419
     Investment Division          2013    11,503,447     1.53 - 18.18     162,561,055
                                  2012    12,744,728     1.34 - 15.88     157,488,412
                                  2011    14,325,010     1.14 - 13.42     149,064,918

  MSF Barclays Aggregate Bond     2015    68,245,879     1.67 - 19.32   1,156,862,410
     Index Investment Division    2014    70,177,534     1.69 - 19.40   1,201,918,831
                                  2013    71,440,893     1.63 - 18.49   1,173,488,783
                                  2012    67,675,314     1.69 - 19.06   1,150,681,701
                                  2011    67,360,242     1.65 - 18.49   1,115,074,009

  MSF BlackRock Bond Income       2015    10,737,933     6.57 - 79.81     478,889,253
     Investment Division          2014    11,340,124     6.62 - 79.94     498,013,818
                                  2013    11,954,730     6.26 - 75.22     478,446,482
                                  2012    12,916,416     6.40 - 76.37     513,127,216
                                  2011    13,863,749     6.03 - 71.54     503,747,574

  MSF BlackRock Capital           2015     6,648,572     5.01 - 57.13     180,849,248
     Appreciation                 2014     7,221,426     4.78 - 54.16     184,744,024
     Investment Division          2013     8,057,400     4.45 - 50.10     189,056,520
                                  2012     9,513,547     3.36 - 37.60     164,222,677
                                  2011    10,497,393     2.98 - 33.13     154,395,881

  MSF BlackRock Large Cap         2015    14,658,312     1.04 - 18.36     241,297,390
     Value Investment Division    2014    15,621,162     1.79 - 19.66     277,145,192
                                  2013    16,552,949     1.65 - 18.02     270,163,032
                                  2012    17,523,603     1.27 - 13.74     220,191,829
                                  2011    18,527,061     0.81 - 12.12     206,549,406

  MSF BlackRock Money Market      2015     5,220,428     2.35 - 25.01      65,638,458
     Investment Division          2014     5,502,759     2.39 - 24.09      70,377,934
                                  2013     6,205,342     2.42 - 23.99      83,385,113
                                  2012     6,582,029     2.45 - 24.28      88,984,812
                                  2011     7,581,515     2.48 - 24.59      87,677,129

  MSF Frontier Mid Cap Growth     2015     8,386,483    20.77 - 84.44     481,166,004
     Investment Division          2014     9,158,445    20.50 - 82.85     516,959,626
                                  2013    10,027,102    18.72 - 75.25     515,676,513
                                  2012    11,188,890    14.31 - 57.22     439,241,102
                                  2011    12,356,496    13.09 - 52.05     441,856,480

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Variable B Investment Division  2015       0.94       (0.08) - 0.92          3.64 - 4.67
                                  2014       0.94       (0.08) - 0.92        12.74 - 13.87
                                  2013       1.47       (0.08) - 0.92        33.26 - 34.60
                                  2012       1.22       (0.08) - 0.92        12.55 - 17.29
                                  2011       1.12       (0.08) - 1.00      (0.46) - (0.21)

  Variable C Investment Division  2015       0.94       (0.08) - 0.92          3.64 - 4.67
                                  2014       0.94       (0.08) - 0.92        12.74 - 13.87
                                  2013       1.45       (0.08) - 0.92        33.26 - 34.60
                                  2012       1.19       (0.08) - 0.92        12.55 - 13.68
                                  2011       1.10       (0.08) - 1.00        (0.46) - 0.54

  MSF Baillie Gifford             2015       1.59         0.95 - 2.15      (4.23) - (2.89)
     International Stock          2014       1.35         0.95 - 2.30      (5.54) - (3.99)
     Investment Division          2013       1.55         0.95 - 2.30        12.52 - 14.46
                                  2012       1.27         0.65 - 2.30        16.64 - 18.74
                                  2011       1.71         0.65 - 2.30    (21.95) - (20.39)

  MSF Barclays Aggregate Bond     2015       2.76         0.50 - 2.25      (2.14) - (0.39)
     Index Investment Division    2014       2.82         0.50 - 2.30          0.57 - 5.12
                                  2013       3.36         0.50 - 2.30      (4.75) - (2.96)
                                  2012       3.58         0.50 - 2.30          1.26 - 3.23
                                  2011       3.44         0.50 - 2.30          4.85 - 6.82

  MSF BlackRock Bond Income       2015       3.72         0.50 - 2.25      (1.89) - (0.06)
     Investment Division          2014       3.31         0.50 - 2.30          4.38 - 6.39
                                  2013       3.87         0.50 - 2.30      (3.26) - (1.41)
                                  2012       2.59         0.50 - 2.30          4.83 - 6.85
                                  2011       3.88         0.50 - 2.30          3.89 - 5.88

  MSF BlackRock Capital           2015         --         0.50 - 2.25          0.67 - 5.59
     Appreciation                 2014       0.01         0.50 - 2.30          6.17 - 8.19
     Investment Division          2013       0.64         0.50 - 2.30        30.86 - 33.35
                                  2012       0.10         0.50 - 2.30        11.47 - 13.63
                                  2011       0.03         0.50 - 2.30     (11.22) - (9.54)

  MSF BlackRock Large Cap         2015       1.58         0.50 - 2.25     (10.46) - (6.65)
     Value Investment Division    2014       1.07         0.25 - 2.25          7.26 - 9.15
                                  2013       1.18         0.50 - 2.30        28.75 - 31.09
                                  2012       1.42         0.50 - 2.30        11.37 - 13.40
                                  2011       0.92         0.50 - 2.30        (1.37) - 2.11

  MSF BlackRock Money Market      2015         --         0.95 - 2.25      (2.23) - (0.27)
     Investment Division          2014         --         0.95 - 2.25      (2.23) - (0.13)
                                  2013         --         0.95 - 2.25      (2.23) - (0.94)
                                  2012         --         0.95 - 2.30      (2.29) - (0.94)
                                  2011         --         0.95 - 2.30      (2.26) - (0.94)

  MSF Frontier Mid Cap Growth     2015         --         0.95 - 2.25          0.32 - 1.91
     Investment Division          2014         --         0.95 - 2.30         8.35 - 10.17
                                  2013       1.24         0.95 - 2.30        29.42 - 31.52
                                  2012         --         0.95 - 2.30          8.16 - 9.93
                                  2011       0.27         0.95 - 2.30      (5.44) - (3.91)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  MSF Jennison Growth             2015    17,957,908      0.95 - 24.47     184,782,553
     Investment Division          2014    18,673,248      0.87 - 22.30     174,229,733
                                  2013    20,447,446      0.81 - 20.64     177,299,348
                                  2012    24,173,265      0.60 - 15.21     154,053,950
                                  2011    15,846,735      0.52 - 13.26      82,954,033

  MSF Loomis Sayles Small Cap     2015     4,874,168      5.81 - 66.44     170,029,570
     Core Investment Division     2014     5,539,839      5.97 - 67.95     192,412,320
                                  2013     6,113,748      5.84 - 65.98     203,229,729
                                  2012     6,753,486      4.19 - 47.14     157,335,875
                                  2011     7,753,152      3.71 - 41.46     152,652,688

  MSF Loomis Sayles Small Cap     2015     3,053,307      1.74 - 21.43      51,758,280
     Growth Investment Division   2014     3,266,827      1.74 - 21.26      54,772,060
                                  2013     3,797,741      1.75 - 21.20      64,392,848
                                  2012     3,652,206      1.19 - 14.40      41,493,878
                                  2011     4,424,648      1.09 - 13.07      46,369,339

  MSF Met/Artisan Mid Cap         2015     5,928,571      4.50 - 51.10     200,994,480
     Value Investment Division    2014     6,662,445      5.03 - 56.86     249,301,841
                                  2013     7,335,193      5.00 - 56.20     268,786,607
                                  2012     8,082,313      3.71 - 41.38     212,602,997
                                  2011     9,138,238      3.36 - 37.27     212,168,332

  MSF Met/Dimensional             2015       383,113     19.08 - 20.42       7,726,121
     International Small Company  2014       366,933     18.41 - 19.47       7,087,460
     Investment Division          2013       280,753     20.14 - 21.10       5,887,254
                                  2012       283,529     16.15 - 16.73       4,719,389
                                  2011       284,129     13.97 - 14.35       4,062,760

  MSF MetLife Asset               2015    33,195,826     12.79 - 15.42     471,604,392
     Allocation 20                2014    36,038,394      1.50 - 15.59     521,380,178
     Investment Division          2013    39,245,169     12.88 - 15.00     550,180,374
                                  2012    43,441,164     12.59 - 14.45     591,422,970
                                  2011    40,920,905     11.80 - 13.30     516,749,285

  MSF MetLife Asset               2015    85,328,132     13.43 - 16.19   1,274,255,459
     Allocation 40                2014    93,519,497      1.58 - 16.45   1,428,984,290
     Investment Division          2013   100,157,296     13.47 - 15.75   1,476,093,805
                                  2012   105,124,056     12.43 - 14.27   1,413,830,336
                                  2011   105,687,728     11.41 - 12.87   1,291,252,079

  MSF MetLife Asset               2015   257,093,725     14.06 - 16.77   3,978,556,726
     Allocation 60                2014   275,213,574     14.34 - 17.07   4,365,939,925
     Investment Division          2013   291,429,454     13.97 - 16.33   4,454,029,359
                                  2012   298,818,839     12.11 - 13.91   3,918,217,622
                                  2011   307,124,843     10.95 - 12.34   3,601,073,971

  MSF MetLife Asset               2015   116,127,054      1.59 - 17.09   1,834,003,576
     Allocation 80                2014   124,402,568      1.64 - 17.47   2,021,856,411
     Investment Division          2013   125,138,998     14.27 - 16.68   1,955,179,905
                                  2012   129,396,377     11.75 - 13.49   1,645,757,850
                                  2011   136,308,678     10.42 - 11.75   1,520,709,941

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Jennison Growth             2015      0.06         0.50 - 2.25           8.08 - 9.99
     Investment Division          2014      0.07         0.50 - 2.25           6.32 - 8.20
                                  2013      0.25         0.50 - 2.30         33.62 - 36.05
                                  2012      0.05         0.50 - 2.30        (4.18) - 14.69
                                  2011      0.11         0.95 - 2.30       (2.06) - (0.42)

  MSF Loomis Sayles Small Cap     2015      0.05         0.50 - 2.25       (3.93) - (2.23)
     Core Investment Division     2014      0.01         0.50 - 2.30           1.15 - 2.99
                                  2013      0.30         0.50 - 2.30         37.49 - 39.98
                                  2012        --         0.50 - 2.30         11.66 - 13.70
                                  2011      0.04         0.50 - 2.30       (1.94) - (0.16)

  MSF Loomis Sayles Small Cap     2015        --         0.50 - 2.10         (0.56) - 0.92
     Growth Investment Division   2014        --         0.50 - 2.10         (1.11) - 0.43
                                  2013        --         0.50 - 2.15         45.23 - 47.64
                                  2012        --         0.50 - 2.30          8.36 - 10.34
                                  2011        --         0.50 - 2.30           0.41 - 2.23

  MSF Met/Artisan Mid Cap         2015      1.04         0.50 - 2.25     (11.68) - (10.12)
     Value Investment Division    2014      0.62         0.50 - 2.30         (0.64) - 1.17
                                  2013      0.86         0.50 - 2.30         33.41 - 35.83
                                  2012      0.89         0.50 - 2.30          9.03 - 11.02
                                  2011      0.87         0.50 - 2.30           4.08 - 5.96

  MSF Met/Dimensional             2015      1.71         1.10 - 2.05           3.61 - 4.60
     International Small Company  2014      1.89         1.15 - 2.05       (8.59) - (7.76)
     Investment Division          2013      1.74         1.15 - 2.05         25.01 - 26.14
                                  2012      2.17         1.15 - 2.00         15.56 - 16.55
                                  2011      1.91         1.15 - 2.00     (17.91) - (17.21)

  MSF MetLife Asset               2015      2.10         0.50 - 2.25       (2.80) - (1.08)
     Allocation 20                2014      3.87         0.50 - 2.25           2.15 - 3.95
     Investment Division          2013      2.89         0.50 - 2.25           1.97 - 3.77
                                  2012      3.12         0.50 - 2.30           6.68 - 8.63
                                  2011      2.29         0.50 - 2.30           0.91 - 2.74

  MSF MetLife Asset               2015      0.29         0.50 - 2.25       (3.27) - (1.57)
     Allocation 40                2014      2.88         0.50 - 2.30           2.54 - 4.40
     Investment Division          2013      2.52         0.50 - 2.30          8.40 - 10.37
                                  2012      2.89         0.50 - 2.30          8.91 - 10.90
                                  2011      2.04         0.50 - 2.30         (1.24) - 0.55

  MSF MetLife Asset               2015      0.54         0.50 - 2.15       (3.37) - (0.74)
     Allocation 60                2014      2.07         0.50 - 2.30           2.66 - 4.53
     Investment Division          2013      1.94         0.50 - 2.30         15.30 - 17.40
                                  2012      2.31         0.50 - 2.30         10.65 - 12.67
                                  2011      1.50         0.50 - 2.30       (3.61) - (1.86)

  MSF MetLife Asset               2015      0.35         0.50 - 2.30       (3.93) - (0.91)
     Allocation 80                2014      1.60         0.50 - 2.30         (0.03) - 4.70
     Investment Division          2013      1.46         0.50 - 2.30         21.49 - 23.69
                                  2012      1.92         0.50 - 2.30         12.75 - 14.81
                                  2011      1.42         0.50 - 2.30       (5.96) - (4.25)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF MetLife Mid Cap Stock       2015    19,052,817     2.65 - 30.25     508,407,680
     Index Investment Division    2014    19,927,953     2.76 - 31.22     550,797,141
                                  2013    20,854,130     2.56 - 28.72     532,114,735
                                  2012    21,893,382     1.95 - 21.73     424,114,372
                                  2011    23,078,700     1.69 - 19.40     384,380,587

  MSF MetLife Stock Index         2015    45,195,410     6.42 - 79.90   2,922,726,168
     Investment Division          2014    48,564,594     6.45 - 79.57   3,141,402,122
                                  2013    53,012,896     5.78 - 70.71   3,062,136,452
                                  2012    59,173,051     4.45 - 53.96   2,620,060,354
                                  2011    64,969,064     3.91 - 46.98   2,511,243,451

  MSF MFS Total Return            2015     4,556,651     6.64 - 78.13     143,114,163
     Investment Division          2014     5,012,826     6.74 - 78.84     157,659,622
                                  2013     5,458,053     6.29 - 73.12     155,581,004
                                  2012     5,978,496     5.35 - 61.91     138,805,577
                                  2011     6,944,475     4.86 - 55.90     135,335,283

  MSF MFS Value                   2015    24,529,013     1.27 - 24.92     475,285,633
     Investment Division          2014    26,823,537     1.29 - 25.08     526,090,577
                                  2013    29,015,560     1.18 - 22.95     519,644,727
                                  2012    21,031,945     1.38 - 17.15     293,940,083
                                  2011    22,395,513     1.20 - 14.91     271,032,881

  MSF MSCI EAFE Index             2015    34,877,903     1.40 - 18.91     494,277,850
     Investment Division          2014    35,284,954     1.43 - 19.14     511,371,706
                                  2013    34,230,690     1.55 - 20.56     534,853,073
                                  2012    36,718,700     1.29 - 17.03     476,584,802
                                  2011    38,516,192     1.11 - 14.53     428,461,169

  MSF Neuberger Berman            2015    12,205,331     1.24 - 28.04     289,271,341
     Genesis Investment Division  2014    13,823,646     1.25 - 28.08     326,918,853
                                  2013    15,386,093     1.26 - 28.30     368,249,828
                                  2012    14,721,611     1.90 - 20.58     254,522,484
                                  2011    16,685,101     1.75 - 18.85     263,644,663

  MSF Russell 2000 Index          2015    12,012,694     2.60 - 30.14     318,122,044
     Investment Division          2014    12,545,618     2.76 - 31.71     349,277,094
                                  2013    13,027,524     2.67 - 30.42     347,868,995
                                  2012    14,020,186     1.96 - 22.12     272,948,994
                                  2011    14,971,453     1.71 - 19.16     253,478,593

  MSF T. Rowe Price Large Cap     2015    20,053,722     1.50 - 30.01     499,123,184
     Growth Investment Division   2014    19,215,859     9.68 - 27.29     443,081,491
                                  2013    19,750,468     9.02 - 25.21     427,299,444
                                  2012    11,787,393    14.15 - 18.25     196,268,660
                                  2011    12,337,838    12.20 - 15.46     174,880,384

  MSF T. Rowe Price Small Cap     2015    12,314,868     3.28 - 37.11     405,415,335
     Growth Investment Division   2014    12,136,731    26.17 - 36.40     394,821,897
                                  2013    12,811,027    24.85 - 34.30     395,500,809
                                  2012    13,154,613    17.45 - 23.91     284,907,213
                                  2011    14,031,031    15.25 - 20.73     265,121,409

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock       2015      1.00          0.50 - 2.25      (4.79) - (2.52)
     Index Investment Division    2014      0.89          0.50 - 2.30          1.63 - 8.68
                                  2013      1.00          0.50 - 2.30        29.81 - 32.17
                                  2012      0.84          0.50 - 2.30        14.65 - 16.74
                                  2011      0.77          0.50 - 2.30      (4.41) - (2.53)

  MSF MetLife Stock Index         2015      1.65          0.50 - 2.25        (1.33) - 2.90
     Investment Division          2014      1.60          0.50 - 2.30         0.90 - 12.63
                                  2013      1.77          0.50 - 2.30        28.71 - 31.17
                                  2012      1.70          0.50 - 2.30         2.28 - 15.01
                                  2011      1.60          0.50 - 2.30        (0.67) - 1.18

  MSF MFS Total Return            2015      2.47          0.50 - 2.15      (2.52) - (0.90)
     Investment Division          2014      2.25          0.50 - 2.15          6.06 - 7.82
                                  2013      2.46          0.50 - 2.15        16.18 - 18.11
                                  2012      2.74          0.50 - 2.30         8.76 - 10.75
                                  2011      2.63          0.50 - 2.30        (0.16) - 1.65

  MSF MFS Value                   2015      2.54          0.50 - 2.15        (2.39) - 2.33
     Investment Division          2014      1.58          0.50 - 2.30         8.05 - 10.09
                                  2013      1.35          0.50 - 2.30        16.96 - 34.85
                                  2012      1.80          0.50 - 2.30         2.89 - 15.89
                                  2011      1.44          0.50 - 2.30        (1.65) - 0.14

  MSF MSCI EAFE Index             2015      3.03          0.50 - 2.30      (3.52) - (1.36)
     Investment Division          2014      2.39          0.50 - 2.30      (8.40) - (2.81)
                                  2013      2.93          0.50 - 2.30        18.76 - 20.91
                                  2012      2.90          0.50 - 2.30        15.33 - 17.56
                                  2011      2.30          0.50 - 2.30    (14.63) - (13.06)

  MSF Neuberger Berman            2015      0.29          0.50 - 2.15      (1.71) - (0.12)
     Genesis Investment Division  2014      0.30          0.50 - 2.30      (2.57) - (0.80)
                                  2013      0.62          0.50 - 2.30        25.79 - 37.50
                                  2012      0.27          0.50 - 2.30          7.25 - 9.20
                                  2011      0.67          0.50 - 2.30          3.11 - 4.98

  MSF Russell 2000 Index          2015      1.07          0.50 - 2.30      (6.66) - (3.68)
     Investment Division          2014      1.02          0.50 - 2.30          2.40 - 4.36
                                  2013      1.43          0.50 - 2.30        35.04 - 37.66
                                  2012      1.03          0.50 - 2.30        13.40 - 15.59
                                  2011      0.96          0.50 - 2.30      (6.46) - (4.71)

  MSF T. Rowe Price Large Cap     2015      0.04          0.50 - 2.25          1.40 - 9.96
     Growth Investment Division   2014      0.02          0.50 - 2.30        (0.01) - 8.28
                                  2013      0.12          0.50 - 2.30        26.92 - 38.08
                                  2012      0.06          0.50 - 2.30       (1.73) - 18.20
                                  2011      0.04          0.50 - 2.30      (3.57) - (1.75)

  MSF T. Rowe Price Small Cap     2015      0.07          0.50 - 2.25          0.18 - 1.95
     Growth Investment Division   2014      0.01          0.50 - 2.25          4.27 - 6.11
                                  2013      0.24          0.50 - 2.30        40.90 - 43.45
                                  2012        --          0.50 - 2.30        13.26 - 15.42
                                  2011        --          0.50 - 2.30        (0.86) - 1.11

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                          ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  --------------
  MSF Van Eck Global Natural        2015     3,453,656      8.65 - 9.26      31,642,400
     Resources Investment Division  2014     2,631,888    13.13 - 13.88      36,305,032
                                    2013     2,406,616    16.51 - 17.30      41,407,912
                                    2012     2,611,674    15.22 - 15.80      41,078,664
                                    2011     2,291,756    15.14 - 15.58      35,583,743

  MSF Western Asset                 2015     7,434,184     1.01 - 35.24     189,250,242
     Management Strategic Bond      2014     8,379,087     1.05 - 36.14     217,390,710
     Opportunities                  2013     9,226,838     3.07 - 34.50     230,763,494
     Investment Division            2012    10,345,790     3.08 - 34.39     254,116,128
                                    2011    11,333,345     2.80 - 31.05     248,899,097

  MSF Western Asset                 2015    10,199,735     1.91 - 21.68     179,151,852
     Management U.S. Government     2014    11,263,811     1.92 - 21.72     197,952,838
     Investment Division            2013    12,256,251     1.89 - 21.28     212,578,770
                                    2012    13,148,516     1.93 - 21.59     229,960,732
                                    2011    14,053,184     1.90 - 21.05     235,422,481

  MSF WMC Balanced                  2015    12,350,663     1.23 - 73.12     613,073,212
     Investment Division            2014    13,516,189     1.22 - 71.96     669,398,262
                                    2013    14,891,417    17.78 - 65.71     680,740,979
                                    2012    16,477,433    14.88 - 55.00     632,285,328
                                    2011    18,361,628    13.37 - 49.41     634,685,560

  MSF WMC Core Equity               2015    14,083,686     5.31 - 60.32     568,631,560
     Opportunities                  2014    15,922,638     5.25 - 59.35     633,127,551
     Investment Division            2013    18,314,242     4.81 - 54.05     659,765,479
                                    2012    20,783,231     3.65 - 40.74     562,306,956
                                    2011    23,022,534     3.28 - 36.35     549,949,416

  PIMCO VIT                         2015         6,911      6.34 - 6.37          43,875
     CommodityRealReturn            2014           171             8.69           1,489
     Strategy Investment Division
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets        2015         7,377      9.16 - 9.21          67,775
     Bond Investment Division       2014           200             9.55           1,913
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained Bond      2015         6,574      9.61 - 9.66          63,382
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  TAP 1919 Variable Socially        2015           501             4.21           2,112
     Responsive Balanced
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

  UIF Global Infrastructure         2015         5,480    10.20 - 11.03          58,000
     Investment Division            2014           315    12.49 - 12.95           4,007
     (Commenced 11/19/2014)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  MSF Van Eck Global Natural        2015       0.21         1.10 - 2.05    (34.12) - (33.49)
     Resources Investment Division  2014       0.27         1.15 - 2.05    (20.47) - (11.42)
                                    2013       0.64         1.15 - 2.05          8.51 - 9.49
                                    2012         --         1.15 - 2.05          0.49 - 1.40
                                    2011       1.07         1.15 - 2.05    (18.36) - (17.63)

  MSF Western Asset                 2015       4.96         0.50 - 2.15      (4.04) - (2.35)
     Management Strategic Bond      2014       5.26         0.50 - 2.15          3.10 - 4.79
     Opportunities                  2013       4.90         0.50 - 2.30        (1.47) - 0.44
     Investment Division            2012       3.49         0.50 - 2.30         8.75 - 10.77
                                    2011       5.01         0.50 - 2.30          3.43 - 5.45

  MSF Western Asset                 2015       2.10         0.50 - 2.25      (1.92) - (0.19)
     Management U.S. Government     2014       1.73         0.50 - 2.25          0.27 - 2.04
     Investment Division            2013       1.98         0.50 - 2.30      (3.16) - (1.40)
                                    2012       1.92         0.50 - 2.30          0.69 - 2.70
                                    2011       1.33         0.50 - 2.30          2.88 - 4.83

  MSF WMC Balanced                  2015       1.92         0.95 - 2.15          0.22 - 1.61
     Investment Division            2014       1.98         0.90 - 2.30          7.77 - 9.56
                                    2013       2.46         0.95 - 2.30        14.65 - 19.46
                                    2012       2.28         0.95 - 2.30         2.13 - 11.32
                                    2011       2.43         0.95 - 2.30          1.24 - 2.83

  MSF WMC Core Equity               2015       1.59         0.50 - 2.30        (0.18) - 4.02
     Opportunities                  2014       0.53         0.50 - 2.30          7.84 - 9.92
     Investment Division            2013       1.22         0.50 - 2.30        30.33 - 32.84
                                    2012       0.66         0.50 - 2.30        10.04 - 12.13
                                    2011       0.98         0.50 - 2.30      (6.44) - (4.65)

  PIMCO VIT                         2015       2.81         1.10 - 1.60    (27.09) - (26.72)
     CommodityRealReturn            2014       0.17                1.35              (13.36)
     Strategy Investment Division
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets        2015       5.10         1.10 - 1.60      (4.08) - (3.60)
     Bond Investment Division       2014       0.13                1.35               (3.43)
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained Bond      2015       6.69         1.10 - 1.60      (3.52) - (3.04)
     Investment Division
     (Commenced 11/19/2014 and
     began transactions in 2015)

  TAP 1919 Variable Socially        2015       1.29                1.15               (2.84)
     Responsive Balanced
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2015)

  UIF Global Infrastructure         2015       1.70         1.10 - 1.60    (15.25) - (14.83)
     Investment Division            2014         --         1.10 - 1.35          0.27 - 0.30
     (Commenced 11/19/2014)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                      AS OF DECEMBER 31
                                       -----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  Van Eck VIP Long/Short Equity  2015          3,151       9.64 - 9.67          30,416
     Index Investment Division
     (Commenced 11/19/2014 and
     began transactions
     in 2015)

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Van Eck VIP Long/Short Equity  2015      0.06           1.10 - 1.35    (4.43) - (4.20)
     Index Investment Division
     (Commenced 11/19/2014 and
     began transactions
     in 2015)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Division.

This page is intentionally left blank.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Equity...................................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  30
     Note 3 -- Dispositions..........................................................................  36
     Note 4 -- Insurance.............................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  44
     Note 6 -- Reinsurance...........................................................................  48
     Note 7 -- Closed Block..........................................................................  55
     Note 8 -- Investments...........................................................................  59
     Note 9 -- Derivatives...........................................................................  84
     Note 10 -- Fair Value...........................................................................  98
     Note 11 -- Goodwill............................................................................. 119
     Note 12 -- Long-term and Short-term Debt........................................................ 121
     Note 13 -- Equity............................................................................... 124
     Note 14 -- Other Expenses....................................................................... 131
     Note 15 -- Employee Benefit Plans............................................................... 132
     Note 16 -- Income Tax........................................................................... 142
     Note 17 -- Contingencies, Commitments and Guarantees............................................ 146
     Note 18 -- Quarterly Results of Operations (Unaudited).......................................... 156
     Note 19 -- Related Party Transactions........................................................... 157
     Note 20 -- Subsequent Events.................................................................... 157
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 159
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 160
 Schedule IV -- Consolidated Reinsurance............................................................. 162

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                 2015        2014
                                                              ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
   fair value (amortized cost: $168,361 and $173,604,
   respectively; includes $103 and $160, respectively,
   relating to variable interest entities)................... $   175,686 $   188,911
 Equity securities available-for-sale, at estimated fair
   value (cost: $1,985 and $1,926, respectively).............       1,949       2,065
 Trading and fair value option securities, at estimated
   fair value (includes $404 and $654, respectively, of
   actively traded securities; and $13 and $15,
   respectively, relating to variable interest entities).....         431         705
 Mortgage loans (net of valuation allowances of $257 and
   $258, respectively; includes $314 and $308,
   respectively, under the fair value option)................      53,722      49,059
 Policy loans................................................       8,134       8,491
 Real estate and real estate joint ventures (includes $0
   and $8, respectively, relating to variable interest
   entities; includes $42 and $78, respectively, of real
   estate held-for-sale).....................................       6,008       7,874
 Other limited partnership interests (includes $27 and $34,
   respectively, relating to variable interest entities).....       4,088       4,926
 Short-term investments, principally at estimated
    fair value...............................................       5,595       4,474
 Other invested assets (includes $43 and $56, respectively,
   relating to variable interest entities)...................      16,869      14,209
                                                              ----------- -----------
   Total investments.........................................     272,482     280,714
Cash and cash equivalents, principally at estimated fair
 value (includes $1 and $2, respectively, relating to
 variable interest entities).................................       4,651       1,993
Accrued investment income (includes $1 and $3,
 respectively, relating to variable interest entities).......       2,250       2,293
Premiums, reinsurance and other receivables (includes $2
 and $2, respectively, relating to variable interest
 entities)...................................................      23,722      23,439
Deferred policy acquisition costs and value of business
 acquired....................................................       6,043       5,975
Current income tax recoverable...............................          36          --
Other assets (includes $3 and $4, respectively, relating to
 variable interest entities).................................       4,397       4,469
Separate account assets......................................     135,939     139,335
                                                              ----------- -----------
    Total assets............................................. $   449,520 $   458,218
                                                              =========== ===========
Liabilities and Equity
Liabilities
Future policy benefits....................................... $   118,914 $   117,402
Policyholder account balances................................      94,420      95,902
Other policy-related balances................................       7,201       5,840
Policyholder dividends payable...............................         624         615
Policyholder dividend obligation.............................       1,783       3,155
Payables for collateral under securities loaned and other
 transactions................................................      21,937      24,167
Short-term debt..............................................         100         100
Long-term debt (includes $61 and $91, respectively, at
 estimated fair value, relating to variable interest
 entities)...................................................       1,715       2,027
Current income tax payable...................................          --          44
Deferred income tax liability................................       2,888       3,835
Other liabilities (includes $2 and $17, respectively,
 relating to variable interest entities).....................      32,755      33,447
Separate account liabilities.................................     135,939     139,335
                                                              ----------- -----------
    Total liabilities........................................     418,276     425,869
                                                              ----------- -----------
Contingencies, Commitments and Guarantees (Note 17)
Equity
Metropolitan Life Insurance Company stockholder's equity:
 Common stock, par value $0.01 per share; 1,000,000,000
   shares authorized; 494,466,664 shares issued and
   outstanding...............................................           5           5
 Additional paid-in capital..................................      14,444      14,448
 Retained earnings...........................................      13,738      12,470
 Accumulated other comprehensive income (loss)...............       2,685       5,034
                                                              ----------- -----------
   Total Metropolitan Life Insurance Company stockholder's
    equity...................................................      30,872      31,957
Noncontrolling interests.....................................         372         392
                                                              ----------- -----------
    Total equity.............................................      31,244      32,349
                                                              ----------- -----------
    Total liabilities and equity............................. $   449,520 $   458,218
                                                              =========== ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     2015        2014        2013
                                                                  ----------  ----------  ----------
Revenues
Premiums......................................................... $   21,934  $   21,384  $   20,475
Universal life and investment-type product policy fees...........      2,584       2,466       2,363
Net investment income............................................     11,577      11,893      11,785
Other revenues...................................................      1,536       1,808       1,699
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
    securities....................................................       (49)        (16)        (81)
  Other-than-temporary impairments on fixed maturity securities
    transferred to other comprehensive income (loss)..............        (5)        (10)        (47)
 Other net investment gains (losses).............................        313         169         176
                                                                  ----------  ----------  ----------
   Total net investment gains (losses)...........................        259         143          48
 Net derivative gains (losses)...................................        881       1,037      (1,070)
                                                                  ----------  ----------  ----------
     Total revenues..............................................     38,771      38,731      35,300
                                                                  ----------  ----------  ----------
Expenses
Policyholder benefits and claims.................................     24,527      23,855      23,032
Interest credited to policyholder account balances...............      2,183       2,174       2,253
Policyholder dividends...........................................      1,264       1,240       1,205
Other expenses...................................................      6,258       6,071       5,988
                                                                  ----------  ----------  ----------
     Total expenses..............................................     34,232      33,340      32,478
                                                                  ----------  ----------  ----------
Income (loss) from continuing operations before provision for
  income tax.....................................................      4,539       5,391       2,822
Provision for income tax expense (benefit).......................      1,782       1,532         681
                                                                  ----------  ----------  ----------
Income (loss) from continuing operations, net of income tax......      2,757       3,859       2,141
Income (loss) from discontinued operations, net of income tax....         --          (3)          1
                                                                  ----------  ----------  ----------
Net income (loss)................................................      2,757       3,856       2,142
Less: Net income (loss) attributable to noncontrolling interests.         --          (5)         (7)
                                                                  ----------  ----------  ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company........................................................ $    2,757  $    3,861  $    2,149
                                                                  ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                         2015        2014        2013
                                                                      ----------  ----------  ----------
Net income (loss).................................................... $    2,757  $    3,856  $    2,142
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets........    (4,434)      4,165      (3,337)
  Unrealized gains (losses) on derivatives............................       559       1,288        (691)
  Foreign currency translation adjustments............................      (101)        (44)         22
  Defined benefit plans adjustment....................................       342      (1,001)      1,191
                                                                      ----------  ----------  ----------
Other comprehensive income (loss), before income tax.................     (3,634)      4,408      (2,815)
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      1,285      (1,532)        965
                                                                      ----------  ----------  ----------
Other comprehensive income (loss), net of income tax.................     (2,349)      2,876      (1,850)
                                                                      ----------  ----------  ----------
Comprehensive income (loss)..........................................        408       6,732         292
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax........................................         --          (5)         (7)
                                                                      ----------  ----------  ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company.................................................. $      408  $    6,737  $      299
                                                                      ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                 Accumulated         Total
                                           Additional               Other      Metropolitan Life
                                    Common  Paid-in   Retained  Comprehensive  Insurance Company   Noncontrolling  Total
                                    Stock   Capital   Earnings  Income (Loss) Stockholder's Equity   Interests     Equity
                                    ------ ---------- --------  ------------- -------------------- -------------- --------
Balance at December 31, 2012.......  $ 5    $ 14,510  $  8,631     $ 4,008          $ 27,154           $ 292      $ 27,446
Capital contributions from
 MetLife, Inc......................                3                                       3                             3
Excess tax benefits related to
 stock-based compensation..........                2                                       2                             2
Dividends paid to MetLife, Inc.....                     (1,428)                       (1,428)                       (1,428)
Change in equity of noncontrolling
 interests.........................                                                       --             (35)          (35)
Net income (loss)..................                      2,149                         2,149              (7)        2,142
Other comprehensive income (loss),
 net of income tax.................                                 (1,850)           (1,850)                       (1,850)
                                     ---    --------  --------     -------          --------           -----      --------
Balance at December 31, 2013.......    5      14,515     9,352       2,158            26,030             250        26,280
Capital contributions from
 MetLife, Inc......................                4                                       4                             4
Returns of capital.................              (76)                                    (76)                          (76)
Excess tax benefits related to
 stock-based compensation..........                5                                       5                             5
Dividends paid to MetLife, Inc.....                       (708)                         (708)                         (708)
Dividend of subsidiary (Note 3)....                        (35)                          (35)                          (35)
Change in equity of noncontrolling
 interests.........................                                                       --             147           147
Net income (loss)..................                      3,861                         3,861              (5)        3,856
Other comprehensive income (loss),
 net of income tax.................                                  2,876             2,876                         2,876
                                     ---    --------  --------     -------          --------           -----      --------
Balance at December 31, 2014.......    5      14,448    12,470       5,034            31,957             392        32,349
Capital contributions from
 MetLife, Inc......................                4                                       4                             4
Returns of capital.................              (11)                                    (11)                          (11)
Excess tax benefits related to
 stock-based compensation..........                3                                       3                             3
Dividends paid to MetLife, Inc.....                     (1,489)                       (1,489)                       (1,489)
Change in equity of noncontrolling
 interests.........................                                                       --             (20)          (20)
Net income (loss)..................                      2,757                         2,757                         2,757
Other comprehensive income (loss),
 net of income tax.................                                 (2,349)           (2,349)                       (2,349)
                                     ---    --------  --------     -------          --------           -----      --------
Balance at December 31, 2015.......  $ 5    $ 14,444  $ 13,738     $ 2,685          $ 30,872           $ 372      $ 31,244
                                     ===    ========  ========     =======          ========           =====      ========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                           2015        2014        2013
                                                                                        ----------  ----------  ----------
Cash flows from operating activities
Net income (loss)...................................................................... $    2,757  $    3,856  $    2,142
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................        474         460         429
  Amortization of premiums and accretion of discounts associated with investments, net.       (848)       (664)       (738)
  (Gains) losses on investments and from sales of businesses, net......................       (259)       (138)        (49)
  (Gains) losses on derivatives, net...................................................       (426)       (902)      1,059
  (Income) loss from equity method investments, net of dividends or distributions......        320         374         195
  Interest credited to policyholder account balances...................................      2,183       2,174       2,253
  Universal life and investment-type product policy fees...............................     (2,584)     (2,466)     (2,363)
  Change in trading and fair value option securities...................................        278           2          25
  Change in accrued investment income..................................................        113         242         108
  Change in premiums, reinsurance and other receivables................................       (135)        711        (368)
  Change in deferred policy acquisition costs and value of business acquired, net......        260         271         (82)
  Change in income tax.................................................................        257         229         334
  Change in other assets...............................................................        763         465         471
  Change in insurance-related liabilities and policy-related balances..................      2,628       2,672       3,032
  Change in other liabilities..........................................................       (499)     (1,086)       (381)
  Other, net...........................................................................        (16)          1          (7)
                                                                                        ----------  ----------  ----------
Net cash provided by (used in) operating activities....................................      5,266       6,201       6,060
                                                                                        ----------  ----------  ----------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................     82,744      63,068      71,396
  Equity securities....................................................................        651         186         206
  Mortgage loans.......................................................................     11,189      11,605      10,655
  Real estate and real estate joint ventures...........................................      2,734         976          87
  Other limited partnership interests..................................................      1,185         375         449
Purchases of:
  Fixed maturity securities............................................................    (76,594)    (69,256)    (70,760)
  Equity securities....................................................................       (694)       (173)       (461)
  Mortgage loans.......................................................................    (16,268)    (14,769)    (12,032)
  Real estate and real estate joint ventures...........................................       (823)     (1,876)     (1,427)
  Other limited partnership interests..................................................       (668)       (773)       (675)
Cash received in connection with freestanding derivatives..............................      1,039         740         560
Cash paid in connection with freestanding derivatives..................................     (1,012)     (1,050)     (1,171)
Dividend of subsidiary.................................................................         --         (49)         --
Receipts on loans to affiliates........................................................         --          75          --
Issuances of loans to affiliates.......................................................         --        (100)         --
Purchases of loans to affiliates.......................................................         --        (437)         --
Net change in policy loans.............................................................        357         (70)        (57)
Net change in short-term investments...................................................     (1,117)      1,472         900
Net change in other invested assets....................................................       (603)       (254)       (460)
Net change in property, equipment and leasehold improvements...........................         23        (140)        (76)
Other, net.............................................................................         --          17          --
                                                                                        ----------  ----------  ----------
Net cash provided by (used in) investing activities.................................... $    2,143  $  (10,433) $   (2,866)
                                                                                        ----------  ----------  ----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
          (A Wholly-Owned Subsidiary of MetLife, Inc.) -- (continued)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                               2015       2014       2013
                                                                                            ---------  ---------  ---------
Cash flows from financing activities
Policyholder account balances:
  Deposits................................................................................. $  60,216  $  54,902  $  50,018
  Withdrawals..............................................................................   (61,248)   (51,210)   (52,020)
Net change in payables for collateral under securities loaned and other transactions.......    (2,230)     3,071     (1,365)
Net change in short-term debt..............................................................        --       (320)        75
Long-term debt issued......................................................................       907          4        481
Long-term debt repaid......................................................................      (673)      (390)       (27)
Cash received in connection with redeemable noncontrolling interests.......................        --         --        774
Cash paid in connection with noncontrolling interests......................................      (159)        --         --
Dividends paid to MetLife, Inc.............................................................    (1,489)      (708)    (1,428)
Returns of capital.........................................................................       (11)        --         --
Other, net.................................................................................       (64)      (222)        (5)
                                                                                            ---------  ---------  ---------
Net cash provided by (used in) financing activities........................................    (4,751)     5,127     (3,497)
                                                                                            ---------  ---------  ---------
Change in cash and cash equivalents........................................................     2,658        895       (303)
Cash and cash equivalents, beginning of year...............................................     1,993      1,098      1,401
                                                                                            ---------  ---------  ---------
Cash and cash equivalents, end of year..................................................... $   4,651  $   1,993  $   1,098
                                                                                            =========  =========  =========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest................................................................................. $     123  $     150  $     152
                                                                                            =========  =========  =========
  Income tax............................................................................... $   1,217  $   1,304  $     822
                                                                                            =========  =========  =========
Non-cash transactions:
  Capital contributions from MetLife, Inc.................................................. $       4  $       4  $       3
                                                                                            =========  =========  =========
  Fixed maturity securities received in connection with pension risk transfer transactions. $     903  $      --  $      --
                                                                                            =========  =========  =========
  Deconsolidation of real estate investment vehicles (1):
   Reduction of redeemable noncontrolling interests........................................ $      --  $     774  $      --
                                                                                            =========  =========  =========
   Reduction of long-term debt............................................................. $     543  $     413  $      --
                                                                                            =========  =========  =========
   Reduction of real estate and real estate joint ventures................................. $     389  $   1,132  $      --
                                                                                            =========  =========  =========
   Increase in noncontrolling interests.................................................... $     153  $      --  $      --
                                                                                            =========  =========  =========
  Issuance of short-term debt.............................................................. $      --  $     245  $      --
                                                                                            =========  =========  =========
  Returns of capital....................................................................... $      --  $      76  $      --
                                                                                            =========  =========  =========
  Disposal of subsidiary:
   Assets disposed......................................................................... $      --  $      69  $      --
   Liabilities disposed....................................................................        --        (34)        --
                                                                                            ---------  ---------  ---------
   Net assets disposed.....................................................................        --         35         --
   Cash disposed...........................................................................        --        (49)        --
   Dividend of interests in subsidiary.....................................................        --         14         --
                                                                                            ---------  ---------  ---------
   Loss on dividend of interests in subsidiary............................................. $      --  $      --  $      --
                                                                                            =========  =========  =========

--------

(1)For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle. See Note 8 for information on the 2014 amounts.

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of life insurance, annuities, employee benefits and asset management and is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .  such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .  investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Employee Benefit Plans                                                                15
-----------------------------------------------------------------------------------------
Income Tax                                                                            16
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              17
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

    Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, policyholder dividends left on deposit and obligations assumed under structured settlement assignments.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

    See Note 4 for additional information on obligations assumed under structured settlement assignments.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;

    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Actual and expected future gross
    non-dividend-paying traditional       premiums.
    contracts:
    .  Term insurance
    .  Nonparticipating whole life
       insurance
    .  Traditional group life insurance
    .  Non-medical health insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Trading and Fair Value Option Securities

    Trading and fair value option ("FVO") securities are stated at estimated fair value and include investments that are actively purchased and sold ("Actively traded securities") and investments for which the FVO has been elected ("FVO securities").

    Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO securities where changes are included in net investment gains (losses).

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

  . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

  . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
                                        .  All derivatives held in relation
                                           to trading portfolios

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

   The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   The Company recognizes the funded status of each of its defined pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

   Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees affected by the change.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Net periodic benefit costs are determined using management estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

   The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized on the balance sheets.

 Income Tax

   Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

 . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

 .  the jurisdiction in which the deferred tax asset was generated;

 . the length of time that carryforward can be utilized in the various taxing jurisdiction;

 . future taxable income exclusive of reversing temporary differences and carryforwards;

 .  future reversals of existing taxable temporary differences;

 .  taxable income in prior carryback years; and

 .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Stock-Based Compensation

    Stock-based compensation recognized on the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2015, 2014 and 2013 which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered non-substantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.3 billion at December 31, 2015 and 2014, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $720 million and $721 million at December 31, 2015 and 2014, respectively. Related depreciation and amortization expense was $159 million, $123 million and $115 million for the years ended December 31, 2015, 2014 and 2013, respectively.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.4 billion and $1.2 billion at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $1.0 billion and $882 million at December 31, 2015 and 2014, respectively. Related amortization expense was $150 million, $145 million and $144 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Policyholder Dividends

    Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Goodwill

    Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

    The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

    On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and resulted in a reduction to other liabilities and a corresponding increase to deferred income tax liability in the amount of $190 million.

  Effective January 1, 2014, the Company adopted new guidance on other expenses. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In February 2016, the Financial Accounting Standards Board ("FASB") issued new guidance on leasing transactions (Accounting Standards Update ("ASU") 2016-02, Leases -- Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and requires a modified retrospective transition approach which includes a number of optional practical expedients. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than twelve months. Consistent with current guidance, leases would be classified as finance or operating leases. However, unlike current guidance, the new guidance will require both types of leases to be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on short-duration insurance contracts (ASU 2015-09, Financial Services -- Insurance (Topic 944):
Disclosures about Short-Duration Contracts). The amendments in this new guidance are effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016. The new guidance should be applied retrospectively by providing comparative disclosures for each period presented, except for those requirements that apply only to the current period. The new guidance requires insurance entities to provide users of financial statements with more

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. The adoption will not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 4.

  In May 2015, the FASB issued new guidance on fair value measurement (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 20.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two U.S. businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees. Group, Voluntary & Worksite Benefits insurance products and services include life, dental, group short- and long-term disability and accidental death and dismemberment coverages. In addition, the Group, Voluntary & Worksite Benefits segment offers long-term care, critical illness, vision and accident & health coverages, as well as prepaid legal plans.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate & Other

  Corporate & Other contains the excess capital, as well as enterprise-wide strategic initiative restructuring charges, not allocated to the segments, various start-up businesses (including the investment management business through which the Company offers fee-based investment management services to institutional clients), certain run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes ancillary U.S. direct business, comprised of group and individual products sold through sponsoring organizations, affinity groups and direct to consumer. Additionally, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

  . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

  . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment,
     (ii) includes income from discontinued real estate operations,
     (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
     (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

  .  Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

  . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

  . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

  . Retail's operating earnings increased (decreased) by $145 million and $74 million, net of ($49) million and ($49) million of income tax expense (benefit), respectively;

  . Group, Voluntary & Worksite Benefits' operating earnings increased (decreased) by ($19) million and ($38) million, net of ($13) million and ($21) million of income tax expense (benefit), respectively;

  . Corporate Benefit Funding's operating earnings increased (decreased) by ($60) million and ($57) million, net of ($41) million and ($25) million of income tax expense (benefit), respectively; and

  . Corporate & Other's operating earnings increased (decreased) by ($66) million and $21 million, net of $103 million and $95 million of income tax expense (benefit), respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

   MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

 include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                            Operating Results
                                      ------------------------------------------------------------
                                                     Group,
                                                   Voluntary    Corporate
                                                   & Worksite    Benefit    Corporate                              Total
Year Ended December 31, 2015            Retail      Benefits     Funding     & Other      Total     Adjustments Consolidated
------------------------------------- ----------  -----------  ----------  ----------  -----------  ----------- ------------
                                                                          (In millions)
Revenues
Premiums............................. $    4,115  $    14,699  $    3,004  $      116  $    21,934  $       --  $    21,934
Universal life and investment-type
 product policy fees.................      1,543          740         201          --        2,484         100        2,584
Net investment income................      5,269        1,825       4,901          38       12,033        (456)      11,577
Other revenues.......................        156          441         287         652        1,536          --        1,536
Net investment gains (losses)........         --           --          --          --           --         259          259
Net derivative gains (losses)........         --           --          --          --           --         881          881
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
  Total revenues.....................     11,083       17,705       8,393         806       37,987         784       38,771
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
Expenses
Policyholder benefits and claims and
 policyholder dividends..............      6,547       13,974       5,126          80       25,727          64       25,791
Interest credited to policyholder
 account balances....................        955          151       1,073          --        2,179           4        2,183
Capitalization of DAC................       (449)         (12)        (19)         (2)        (482)         --         (482)
Amortization of DAC and VOBA.........        579           32          20          (1)         630         112          742
Interest expense on debt.............          3           --           4         115          122          --          122
Other expenses.......................      1,873        2,246         474       1,280        5,873           3        5,876
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
  Total expenses.....................      9,508       16,391       6,678       1,472       34,049         183       34,232
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
Provision for income tax expense
 (benefit)...........................        479          488         596          10        1,573         209        1,782
                                      ----------  -----------  ----------  ----------  -----------              -----------
Operating earnings................... $    1,096  $       826  $    1,119  $     (676)       2,365
                                      ==========  ===========  ==========  ==========
Adjustments to:
  Total revenues.....................                                                          784
  Total expenses.....................                                                         (183)
  Provision for income tax
   (expense) benefit.................                                                         (209)
                                                                                       -----------
Income (loss) from continuing
 operations, net of income tax.......                                                  $     2,757              $     2,757
                                                                                       ===========              ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                      Group,
                                                    Voluntary   Corporate
                                                    & Worksite   Benefit    Corporate
At December 31, 2015                       Retail    Benefits    Funding     & Other    Total
---------------------------------------  ---------- ---------- ------------ --------- ----------
                                                              (In millions)
Total assets............................ $  176,776 $  43,770  $    201,251 $  27,723 $  449,520
Separate account assets................. $   56,377 $     638  $     78,924 $      -- $  135,939
Separate account liabilities............ $   56,377 $     638  $     78,924 $      -- $  135,939

                                                          Operating Results
                                      --------------------------------------------------------
                                                    Group,
                                                  Voluntary   Corporate
                                                  & Worksite   Benefit   Corporate                             Total
Year Ended December 31, 2014            Retail     Benefits    Funding    & Other      Total    Adjustments Consolidated
------------------------------------- ----------  ----------  ---------  ---------  ----------  ----------- ------------
                                                                        (In millions)
Revenues
Premiums............................. $    4,081  $   14,381  $   2,794  $     128  $   21,384   $      --   $   21,384
Universal life and investment-type
 product policy fees.................      1,505         716        191         --       2,412          54        2,466
Net investment income................      5,451       1,785      4,777        352      12,365        (472)      11,893
Other revenues.......................        430         415        287        676       1,808          --        1,808
Net investment gains (losses)........         --          --         --         --          --         143          143
Net derivative gains (losses)........         --          --         --         --          --       1,037        1,037
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
  Total revenues.....................     11,467      17,297      8,049      1,156      37,969         762       38,731
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
Expenses
Policyholder benefits and claims and
 policyholder dividends..............      6,379      13,823      4,771         77      25,050          45       25,095
Interest credited to policyholder
 account balances....................        988         155      1,020         --       2,163          11        2,174
Capitalization of DAC................       (376)        (17)       (30)        (1)       (424)         --         (424)
Amortization of DAC and VOBA.........        536          26         17         --         579         116          695
Interest expense on debt.............          6           2         10        132         150           1          151
Other expenses.......................      1,750       2,169        478      1,258       5,655          (6)       5,649
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
  Total expenses.....................      9,283      16,158      6,266      1,466      33,173         167       33,340
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
Provision for income tax expense
 (benefit)...........................        684         417        618       (397)      1,322         210        1,532
                                      ----------  ----------  ---------  ---------  ----------               ----------
Operating earnings................... $    1,500  $      722  $   1,165  $      87       3,474
                                      ==========  ==========  =========  =========
Adjustments to:
  Total revenues.....................                                                      762
  Total expenses.....................                                                     (167)
  Provision for income tax
   (expense) benefit.................                                                     (210)
                                                                                    ----------
Income (loss) from continuing
 operations, net of income tax.......                                               $    3,859               $    3,859
                                                                                    ==========               ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                           Group,
                                         Voluntary  Corporate
                                         & Worksite  Benefit   Corporate
At December 31, 2014            Retail    Benefits   Funding    & Other    Total
----------------------------- ---------- ---------- ---------- --------- ----------
                                                  (In millions)

Total assets................. $  181,207 $  43,718  $  203,281 $  30,012 $  458,218
Separate account assets...... $   59,710 $     669  $   78,956 $      -- $  139,335
Separate account liabilities. $   59,710 $     669  $   78,956 $      -- $  139,335

                                                          Operating Results
                                      --------------------------------------------------------
                                                    Group,
                                                  Voluntary   Corporate
                                                  & Worksite   Benefit   Corporate                             Total
Year Ended December 31, 2013            Retail     Benefits    Funding    & Other      Total    Adjustments Consolidated
------------------------------------- ----------  ----------  ---------  ---------  ----------  ----------- ------------
                                                                        (In millions)
Revenues
Premiums............................. $    3,992  $   13,732  $   2,675  $      76  $   20,475  $       --   $   20,475
Universal life and investment-type
 product policy fees.................      1,397         688        211         --       2,296          67        2,363
Net investment income................      5,395       1,766      4,516        540      12,217        (432)      11,785
Other revenues.......................        328         404        273        694       1,699          --        1,699
Net investment gains (losses)........         --          --         --         --          --          48           48
Net derivative gains (losses)........         --          --         --         --          --      (1,070)      (1,070)
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
  Total revenues.....................     11,112      16,590      7,675      1,310      36,687      (1,387)      35,300
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
Expenses
Policyholder benefits and claims and
 policyholder dividends..............      6,246      13,191      4,723         67      24,227          10       24,237
Interest credited to policyholder
 account balances....................        988         156      1,092         --       2,236          17        2,253
Capitalization of DAC................       (517)        (20)       (25)        --        (562)         --         (562)
Amortization of DAC and VOBA.........        447          25         19         --         491        (230)         261
Interest expense on debt.............          5           1         10        134         150           3          153
Other expenses.......................      2,265       2,023        476      1,341       6,105          31        6,136
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
  Total expenses.....................      9,434      15,376      6,295      1,542      32,647        (169)      32,478
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
Provision for income tax expense
 (benefit)...........................        530         425        487       (326)      1,116        (435)         681
                                      ----------  ----------  ---------  ---------  ----------               ----------
Operating earnings................... $    1,148  $      789  $     893  $      94       2,924
                                      ==========  ==========  =========  =========
Adjustments to:
  Total revenues.....................                                                   (1,387)
  Total expenses.....................                                                      169
  Provision for income tax
   (expense) benefit.................                                                      435
                                                                                    ----------
Income (loss) from continuing
 operations, net of income tax.......                                               $    2,141               $    2,141
                                                                                    ==========               ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2015     2014    2013
                                                   -------  ------- -------
                                                        (In millions)
     Life insurance............................... $13,811  $13,865 $13,482
     Accident & health insurance..................   7,475    7,247   6,873
     Annuities....................................   4,548    4,352   4,007
     Non-insurance................................     220      194     175
                                                   -------  ------- -------
       Total...................................... $26,054  $25,658 $24,537
                                                   =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one Group, Voluntary & Worksite Benefits customer were $2.7 billion, $2.8 billion and $2.5 billion for the years ended December 31, 2015, 2014 and 2013, respectively, which represented 10%, 11% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

3. Dispositions

  In December 2014, Metropolitan Life Insurance Company distributed to MetLife, Inc., as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker-dealer subsidiary, New England Securities Corporation ("NES"). The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of retained earnings of $35 million. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NES.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                        December 31,
                                                     -------------------
                                                       2015      2014
                                                     --------- ---------
                                                        (In millions)
       Retail....................................... $  92,618 $  91,868
       Group, Voluntary & Worksite Benefits.........    29,670    28,805
       Corporate Benefit Funding....................    97,719    97,953
       Corporate & Other............................       528       518
                                                     --------- ---------
         Total...................................... $ 220,535 $ 219,144
                                                     ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

    Product Type:                     Measurement Assumptions:
    ------------------------------------------------------------------------
    Participating life                Aggregate of (i) net level premium
                                        reserves for death and endowment
                                        policy benefits (calculated based
                                        upon the non-forfeiture interest
                                        rate, ranging from 3% to 7%, and
                                        mortality rates guaranteed in
                                        calculating the cash surrender
                                        values described in such
                                        contracts); and (ii) the liability
                                        for terminal dividends.
    ------------------------------------------------------------------------
    Nonparticipating life             Aggregate of the present value of
                                        expected future benefit payments
                                        and related expenses less the
                                        present value of expected future
                                        net premiums. Assumptions as to
                                        mortality and persistency are based
                                        upon the Company's experience when
                                        the basis of the liability is
                                        established. Interest rate
                                        assumptions for the aggregate
                                        future policy benefit liabilities
                                        range from 2% to 11%.
    ------------------------------------------------------------------------
    Individual and group traditional  Present value of expected future
    fixed annuities after               payments. Interest rate assumptions
    annuitization                       used in establishing such
                                        liabilities range from 2% to 11%.
    ------------------------------------------------------------------------
    Non-medical health                The net level premium method and
    insurance                           assumptions as to future morbidity,
                                        withdrawals and interest, which
                                        provide a margin for adverse
                                        deviation. Interest rate
                                        assumptions used in establishing
                                        such liabilities range from 4% to
                                        7%.
    ------------------------------------------------------------------------
    Disabled lives                    Present value of benefits method and
                                        experience assumptions as to claim
                                        terminations, expenses and
                                        interest. Interest rate assumptions
                                        used in establishing such
                                        liabilities range from 2% to 8%.

  Participating business represented 5% of the Company's life insurance in-force at both December 31, 2015 and 2014. Participating policies represented 27%, 27% and 28% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            . Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.
        . Certain contracts also provide    . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        . Certain contracts include
           guaranteed with- drawals that
           are life contingent.
 ------------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and Variable
                                    Annuity Contracts     Life Contracts
                                    ---------------   ----------------------
                                                      Secondary    Paid-Up
                                    GMDBs    GMIBs    Guarantees  Guarantees  Total
                                    -----    -----    ----------  ---------- ------
                                                   (In millions)
Direct
Balance at January 1, 2013.........  $109    $ 332          $340         $68 $  849
Incurred guaranteed benefits.......    44       58            77           6    185
Paid guaranteed benefits...........    (5)      --            --          --     (5)
                                     ----      -----        ----         --- ------
Balance at December 31, 2013.......   148      390           417          74  1,029
Incurred guaranteed benefits.......    51       68           124           8    251
Paid guaranteed benefits...........    (3)      --            --          --     (3)
                                     ----      -----        ----         --- ------
Balance at December 31, 2014.......   196      458           541          82  1,277
Incurred guaranteed benefits.......    37       80            86           9    212
Paid guaranteed benefits...........    (1)      --            --          --     (1)
                                     ----      -----        ----         --- ------
Balance at December 31, 2015.......  $232    $ 538          $627         $91 $1,488
                                     ====      =====        ====         === ======
Ceded
Balance at January 1, 2013.........  $ 86    $ 110          $265         $47 $  508
Incurred guaranteed benefits.......    39       14            49           4    106
Paid guaranteed benefits...........    (5)      --            --          --     (5)
                                     ----      -----        ----         --- ------
Balance at December 31, 2013.......   120      124           314          51    609
Incurred guaranteed benefits (1)...   (80)    (100)           (9)          6   (183)
Paid guaranteed benefits...........    (3)      --            --          --     (3)
                                     ----      -----        ----         --- ------
Balance at December 31, 2014.......    37       24           305          57    423
Incurred guaranteed benefits.......    14        2            49           6     71
Paid guaranteed benefits...........    (1)      --            --          --     (1)
                                     ----      -----        ----         --- ------
Balance at December 31, 2015.......  $ 50    $  26          $354         $63 $  493
                                     ====      =====        ====         === ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

                                                      Universal and Variable
                                    Annuity Contracts    Life Contracts
                                    ----------------- ---------------------
                                                      Secondary    Paid-Up
                                     GMDBs    GMIBs   Guarantees  Guarantees  Total
                                    -------- -------- ----------  ---------- --------
                                                     (In millions)
Net
Balance at January 1, 2013......... $     23 $    222   $     75     $    21 $    341
Incurred guaranteed benefits.......        5       44         28           2       79
Paid guaranteed benefits...........       --       --         --          --       --
                                    -------- --------   --------     ------- --------
Balance at December 31, 2013.......       28      266        103          23      420
Incurred guaranteed benefits.......      131      168        133           2      434
Paid guaranteed benefits...........       --       --         --          --       --
                                    -------- --------   --------     ------- --------
Balance at December 31, 2014.......      159      434        236          25      854
Incurred guaranteed benefits.......       23       78         37           3      141
Paid guaranteed benefits...........       --       --         --          --       --
                                    -------- --------   --------     ------- --------
Balance at December 31, 2015....... $    182 $    512   $    273     $    28 $    995
                                    ======== ========   ========     ======= ========

--------

(1)  See Note 6.

   Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                    December 31,
                                         ---------------------------------------------------------------
                                                       2015                              2014
                                         -----------------------------     -----------------------------
                                             In the             At             In the             At
                                         Event of Death    Annuitization   Event of Death    Annuitization
                                         --------------   -------------    --------------   -------------
                                                                    (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total account value (2).................  $    59,858      $    27,648      $    62,810      $    29,474
Separate account value..................  $    48,216      $    26,530      $    51,077      $    28,347
Net amount at risk......................  $     1,698 (3)  $       379 (4)  $       702 (3)  $       244 (4)
Average attained age of contractholders.     65 years         63 years         65 years         63 years
Other Annuity Guarantees
Total account value (2).................          N/A      $       406              N/A      $       456
Net amount at risk......................          N/A      $       144 (5)          N/A      $       153 (5)
Average attained age of contractholders.          N/A         56 years              N/A         55 years

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

                                                            December 31,
                                           -----------------------------------------------
                                                    2015                    2014
                                           ----------------------- -----------------------
                                           Secondary    Paid-Up    Secondary    Paid-Up
                                           Guarantees  Guarantees  Guarantees  Guarantees
                                           ----------- ----------- ----------- -----------
                                                            (In millions)
Universal and Variable Life Contracts (1)
Total account value (2)................... $     8,166 $     1,052 $     8,213 $     1,091
Net amount at risk (6).................... $    75,994 $     7,658 $    78,758 $     8,164
Average attained age of policyholders.....    55 years    61 years    54 years    60 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes the contractholder's investments in the general account and separate account, if applicable.

(3)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5)Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

    Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2015      2014
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                       Equity......... $  23,701 $  24,995
                       Balanced.......    21,082    22,759
                       Bond...........     4,454     4,561
                       Money Market...       132       150
                                       --------- ---------
                         Total........ $  49,369 $  52,465
                                       ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Obligations Assumed Under Structured Settlement Assignments

  The Company assumes structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company receives a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchases annuities from affiliates to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $35.1 billion, $36.7 billion and $26.8 billion, respectively, and repaid $35.5 billion, $31.7 billion and $25.1 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $29.5 billion and $30.3 billion, respectively.

  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                        -------------------
                                          2015      2014
                                        --------- ---------
                                           (In millions)
                    FHLB of NY......... $     666 $     661
                    FHLB of Des Moines. $      40 $      50

  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                  Liability                Collateral
                           ------------------------ ---------------------
                                              December 31,
                           ----------------------------------------------
                               2015        2014         2015         2014
                           ------------ ----------- ---------     -------
                                             (In millions)
   FHLB of NY (1)......... $     12,570 $    12,570 $  14,085 (2) $15,255 (2)
   Farmer Mac (3)......... $      2,550 $     2,550 $   2,643     $ 2,932
   FHLB of Des Moines (1). $        750 $     1,000 $     851 (2) $ 1,141 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

   including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                           Years Ended December 31,
                                         ----------------------------
                                           2015      2014      2013
                                         --------  --------  --------
                                                 (In millions)
          Balance at January 1,......... $  7,310  $  7,022  $  6,826
            Less: Reinsurance
             recoverables...............      286       290       301
                                         --------  --------  --------
          Net balance at January 1,.....    7,024     6,732     6,525
                                         --------  --------  --------
          Incurred related to:
            Current year................    5,316     5,099     4,762
            Prior years.................       13        --       (12)
                                         --------  --------  --------
             Total incurred.............    5,329     5,099     4,750
                                         --------  --------  --------
          Paid related to:
            Current year................   (3,415)   (3,228)   (3,035)
            Prior years.................   (1,684)   (1,579)   (1,508)
                                         --------  --------  --------
             Total paid.................   (5,099)   (4,807)   (4,543)
                                         --------  --------  --------
          Net balance at December 31,...    7,254     7,024     6,732
            Add: Reinsurance
             recoverables...............      273       286       290
                                         --------  --------  --------
          Balance at December 31,....... $  7,527  $  7,310  $  7,022
                                         ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $79.7 billion and $83.8 billion at December 31, 2015 and 2014, respectively, for which the policyholder

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $56.2 billion and $55.5 billion at December 31, 2015 and 2014, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.40% and 2.25% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  5,905  $  6,338  $  5,752
Capitalizations..................................................      482       424       562
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (111)     (104)      227
 Other expenses..................................................     (624)     (583)     (478)
                                                                  --------  --------  --------
   Total amortization............................................     (735)     (687)     (251)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      325      (170)      495
Other (1)........................................................       --        --      (220)
                                                                  --------  --------  --------
Balance at December 31,..........................................    5,977     5,905     6,338
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................       70        78        80
Amortization related to:
 Other expenses..................................................       (7)       (8)      (10)
                                                                  --------  --------  --------
   Total amortization............................................       (7)       (8)      (10)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................        3        --         8
                                                                  --------  --------  --------
Balance at December 31,..........................................       66        70        78
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  6,043  $  5,975  $  6,416
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified related to affiliated reinsurance agreements accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                  -----------------
                                                    2015     2014
                                                  -------- --------
                                                    (In millions)
            Retail............................... $  5,630 $  5,544
            Group, Voluntary & Worksite Benefits.      303      324
            Corporate Benefit Funding............      105      106
            Corporate & Other....................        5        1
                                                  -------- --------
             Total............................... $  6,043 $  5,975
                                                  ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (In millions)
        DSI
        Balance at January 1,................ $   122  $   175  $   180
        Capitalization.......................       8       10       15
        Amortization.........................     (21)     (28)     (20)
        Unrealized investment gains (losses).      21      (35)      --
                                              -------  -------  -------
        Balance at December 31,.............. $   130  $   122  $   175
                                              =======  =======  =======
        VODA and VOCRA
        Balance at January 1,................ $   295  $   325  $   353
        Amortization.........................     (30)     (30)     (28)
                                              -------  -------  -------
        Balance at December 31,.............. $   265  $   295  $   325
                                              =======  =======  =======
        Accumulated amortization............. $   192  $   162  $   132
                                              =======  =======  =======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA     VODA and VOCRA
                                          ------------ --------------
                                                 (In millions)
           2016.......................... $          4 $          30
           2017.......................... $          6 $          28
           2018.......................... $          5 $          26
           2019.......................... $          5 $          24
           2020.......................... $          5 $          21

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance


  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued since 2004 to an affiliate and portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 90% of the fixed annuities issued by certain affiliates and 100% of certain variable annuity risks issued by an affiliate.

Group, Voluntary & Worksite Benefits

  For certain policies within the Group, Voluntary & Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this segment relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.2 billion, or 78%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.6 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                   Years Ended December 31,
                                                               -------------------------------
                                                                  2015       2014       2013
                                                               ---------  ---------  ---------
                                                                        (In millions)
Premiums
Direct premiums............................................... $  21,497  $  20,963  $  20,290
Reinsurance assumed...........................................     1,679      1,673      1,469
Reinsurance ceded.............................................    (1,242)    (1,252)    (1,284)
                                                               ---------  ---------  ---------
 Net premiums................................................. $  21,934  $  21,384  $  20,475
                                                               =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $   3,050  $   3,029  $   2,913
Reinsurance assumed...........................................        58         48         41
Reinsurance ceded.............................................      (524)      (611)      (591)
                                                               ---------  ---------  ---------
 Net universal life and investment-type product policy fees... $   2,584  $   2,466  $   2,363
                                                               =========  =========  =========
Other revenues
Direct other revenues......................................... $     875  $   1,040  $     970
Reinsurance assumed...........................................         5          2         (2)
Reinsurance ceded.............................................       656        766        731
                                                               ---------  ---------  ---------
 Net other revenues........................................... $   1,536  $   1,808  $   1,699
                                                               =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  24,541  $  23,978  $  23,305
Reinsurance assumed...........................................     1,454      1,416      1,225
Reinsurance ceded.............................................    (1,468)    (1,539)    (1,498)
                                                               ---------  ---------  ---------
 Net policyholder benefits and claims......................... $  24,527  $  23,855  $  23,032
                                                               =========  =========  =========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $   2,240  $   2,227  $   2,322
Reinsurance assumed...........................................        33         35         35
Reinsurance ceded.............................................       (90)       (88)      (104)
                                                               ---------  ---------  ---------
 Net interest credited to policyholder account balances....... $   2,183  $   2,174  $   2,253
                                                               =========  =========  =========
Other expenses
Direct other expenses......................................... $   5,448  $   5,132  $   5,028
Reinsurance assumed...........................................       340        399        427
Reinsurance ceded.............................................       470        540        533
                                                               ---------  ---------  ---------
 Net other expenses........................................... $   6,258  $   6,071  $   5,988
                                                               =========  =========  =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                             -------------------------------------------------------------------------------------
                                                2015                                       2014
                             ------------------------------------------ ------------------------------------------
                                                               Total                                      Total
                                                              Balance                                    Balance
                               Direct    Assumed    Ceded      Sheet      Direct    Assumed    Ceded      Sheet
                             ---------- --------- ---------  ---------- ---------- --------- ---------  ----------
                                                                   (In millions)
Assets
Premiums, reinsurance and
 other receivables.......... $    1,957 $     667 $  21,098  $   23,722 $    1,711 $     649 $  21,079  $   23,439
Deferred policy acquisition
 costs and value of
 business acquired..........      5,973       458      (388)      6,043      6,002       391      (418)      5,975
                             ---------- --------- ---------  ---------- ---------- --------- ---------  ----------
  Total assets.............. $    7,930 $   1,125 $  20,710  $   29,765 $    7,713 $   1,040 $  20,661  $   29,414
                             ========== ========= =========  ========== ========== ========= =========  ==========
Liabilities
Future policy benefits...... $  116,389 $   2,530 $      (5) $  118,914 $  115,143 $   2,259 $      --  $  117,402
Policyholder account
 balances...................     94,080       340        --      94,420     95,601       301        --      95,902
Other policy-related
 balances...................      6,766       392        43       7,201      5,353       455        32       5,840
Other liabilities...........     10,384     6,843    15,528      32,755     10,350     7,020    16,077      33,447
                             ---------- --------- ---------  ---------- ---------- --------- ---------  ----------
  Total liabilities......... $  227,619 $  10,105 $  15,566  $  253,290 $  226,447 $  10,035 $  16,109  $  252,591
                             ========== ========= =========  ========== ========== ========= =========  ==========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.6 billion and $13.8 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance were $6.5 billion and $6.8 billion at December 31, 2015 and 2014, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MetLife Insurance Company USA ("MetLife USA"), First MetLife Investors Insurance Company ("First MetLife"), MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                         Years Ended December 31,
                                                        -------------------------
                                                          2015     2014     2013
                                                        -------  -------  -------
                                                              (In millions)
Premiums
Reinsurance assumed.................................... $   701  $   681  $   451
Reinsurance ceded......................................     (40)     (36)     (45)
                                                        -------  -------  -------
  Net premiums......................................... $   661  $   645  $   406
                                                        =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed.................................... $    58  $    48  $    40
Reinsurance ceded......................................    (141)    (240)    (221)
                                                        -------  -------  -------
  Net universal life and investment-type product
   policy fees......................................... $   (83) $  (192) $  (181)
                                                        =======  =======  =======
Other revenues
Reinsurance assumed.................................... $     5  $     2  $    (2)
Reinsurance ceded......................................     607      713      675
                                                        -------  -------  -------
  Net other revenues................................... $   612  $   715  $   673
                                                        =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed.................................... $   652  $   623  $   402
Reinsurance ceded......................................    (106)    (197)    (144)
                                                        -------  -------  -------
  Net policyholder benefits and claims................. $   546  $   426  $   258
                                                        =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed.................................... $    32  $    33  $    31
Reinsurance ceded......................................     (90)     (88)    (102)
                                                        -------  -------  -------
  Net interest credited to policyholder account
   balances............................................ $   (58) $   (55) $   (71)
                                                        =======  =======  =======
Other expenses
Reinsurance assumed.................................... $   245  $   298  $   326
Reinsurance ceded......................................     578      680      653
                                                        -------  -------  -------
  Net other expenses................................... $   823  $   978  $   979
                                                        =======  =======  =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2015                2014
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $    280 $  15,466  $    257 $  15,453
Deferred policy acquisition costs and value of business
  acquired..............................................      439      (193)      370      (231)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    719 $  15,273  $    627 $  15,222
                                                         ======== =========  ======== =========
Liabilities
Future policy benefits.................................. $  1,436 $      (5) $  1,146 $      --
Policyholder account balances...........................      326        --       288        --
Other policy-related balances...........................      187        43       264        32
Other liabilities.......................................    6,463    13,000     6,610    13,545
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  8,412 $  13,038  $  8,308 $  13,577
                                                         ======== =========  ======== =========

  The Company ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $8 million and $20 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $12 million, ($39) million and $40 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $712 million and $657 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were $47 million, $497 million and ($1.7) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  Certain contractual features of the closed block reinsurance agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $694 million and $1.1 billion at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivative were $404 million, ($389) million and $664 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  In November 2014, MetLife Insurance Company of Connecticut ("MICC"), a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company, and its affiliate, MetLife Investors Insurance Company, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Notes 8 and 9 for information regarding additional related party transactions.

  . In January 2014, the Company entered into an agreement with MICC which reinsured all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of this reinsurance agreement, the significant effects to the Company were increases in other invested assets of $192 million, in other liabilities of $572 million and in future policy benefits of $128 million at December 31, 2014. The Company received a one-time payment of cash and cash equivalents and total investments of $494 million from MICC. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than ($1) million and ($4) million for the years ended December 31, 2015 and 2014, respectively.

  . In October 2014, the Company recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $492 million, and in other liabilities of $432 million, as well as increases in DAC of $30 million and in other policy-related balances of $9 million.

  . In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $719 million, and in other liabilities of $447 million, as well as increases in DAC of $7 million and in cash and cash equivalents of $324 million. There was also an increase in net income of $54 million which was reflected in other income.

  . In November 2014, the Company entered into an agreement to assume 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis from First MetLife. As a result of this reinsurance agreement, the significant effects to the Company were decreases in other liabilities of $269 million at December 31, 2014. The Company made a one-time payment of cash and cash equivalents to First MetLife of $218 million at December 31, 2014. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $122 million and $68 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivative were ($54) million and ($38) million for the years ended December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.2 billion and $2.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.7 billion at both December 31, 2015 and 2014. The deposit liabilities on affiliated reinsurance were $6.5 billion and $6.7 billion at December 31, 2015 and 2014, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)

in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                             December 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (In millions)
Closed Block Liabilities
Future policy benefits................................. $   41,278  $   41,667
Other policy-related balances..........................        249         265
Policyholder dividends payable.........................        468         461
Policyholder dividend obligation.......................      1,783       3,155
Current income tax payable.............................         --           1
Other liabilities......................................        380         646
                                                        ----------  ----------
   Total closed block liabilities......................     44,158      46,195
                                                        ----------  ----------
Assets Designated to the Closed Block
Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value................................     27,556      29,199
  Equity securities available-for-sale, at estimated
   fair value..........................................        111          91
  Mortgage loans.......................................      6,022       6,076
  Policy loans.........................................      4,642       4,646
  Real estate and real estate joint ventures...........        462         666
  Other invested assets................................      1,066       1,065
                                                        ----------  ----------
   Total investments...................................     39,859      41,743
Cash and cash equivalents..............................        236         227
Accrued investment income..............................        474         477
Premiums, reinsurance and other receivables............         56          67
Current income tax recoverable.........................         11          --
Deferred income tax assets.............................        234         289
                                                        ----------  ----------
   Total assets designated to the closed block.........     40,870      42,803
                                                        ----------  ----------
Excess of closed block liabilities over assets
  designated to the closed block.......................      3,288       3,392
                                                        ----------  ----------
Amounts included in AOCI:
  Unrealized investment gains (losses), net of income
   tax.................................................      1,382       2,291
  Unrealized gains (losses) on derivatives, net of
   income tax..........................................         76          28
  Allocated to policyholder dividend obligation, net
   of income tax.......................................     (1,159)     (2,051)
                                                        ----------  ----------
   Total amounts included in AOCI......................        299         268
                                                        ----------  ----------
Maximum future earnings to be recognized from closed
  block assets and liabilities......................... $    3,587  $    3,660
                                                        ==========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                        Years Ended December 31,
                                                   ---------------------------------
                                                      2015        2014       2013
                                                   ----------  ---------- ----------
                                                             (In millions)
Balance at January 1,............................. $    3,155  $    1,771 $    3,828
Change in unrealized investment and derivative
  gains (losses)..................................     (1,372)      1,384     (2,057)
                                                   ----------  ---------- ----------
Balance at December 31,........................... $    1,783  $    3,155 $    1,771
                                                   ==========  ========== ==========

  Information regarding the closed block revenues and expenses was as follows:

                                                                        Years Ended December 31,
                                                                   ---------------------------------
                                                                      2015        2014       2013
                                                                   ----------  ---------- ----------
                                                                             (In millions)
Revenues
Premiums.......................................................... $    1,850  $    1,918 $    1,987
Net investment income.............................................      1,982       2,093      2,130
Net investment gains (losses).....................................        (23)          7         25
Net derivative gains (losses).....................................         27          20         (6)
                                                                   ----------  ---------- ----------
 Total revenues...................................................      3,836       4,038      4,136
                                                                   ----------  ---------- ----------
Expenses
Policyholder benefits and claims..................................      2,564       2,598      2,702
Policyholder dividends............................................      1,015         988        979
Other expenses....................................................        143         155        165
                                                                   ----------  ---------- ----------
 Total expenses...................................................      3,722       3,741      3,846
                                                                   ----------  ---------- ----------
Revenues, net of expenses before provision for income tax expense
  (benefit).......................................................        114         297        290
Provision for income tax expense (benefit)........................         41         104        101
                                                                   ----------  ---------- ----------
Revenues, net of expenses and provision for income tax expense
  (benefit)....................................................... $       73  $      193 $      189
                                                                   ==========  ========== ==========

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                          December 31, 2015                                 December 31, 2014
                          ------------------------------------------------- -------------------------------------------------
                                          Gross Unrealized                                  Gross Unrealized
                           Cost or   ---------------------------             Cost or   ---------------------------
                          Amortized            Temporary  OTTI   Estimated  Amortized            Temporary  OTTI   Estimated
                            Cost       Gains    Losses   Losses  Fair Value   Cost       Gains    Losses   Losses  Fair Value
                          ---------- --------- --------- ------- ---------- ---------- --------- --------- ------- ----------
                                                                     (In millions)
Fixed maturity securities
U.S. corporate........... $   59,305 $   3,763 $  1,511  $    -- $   61,557 $   59,532 $   6,246 $    421  $    -- $   65,357
U.S. Treasury and agency.     36,183     3,638      128       --     39,693     34,391     4,698       19       --     39,070
Foreign corporate........     27,218     1,005    1,427        1     26,795     28,395     1,934      511       --     29,818
RMBS.....................     23,195     1,008      252       36     23,915     26,893     1,493      157       66     28,163
State and political
 subdivision.............      6,070       935       29        2      6,974      5,329     1,197        6       --      6,520
CMBS.....................      6,547       114       82       --      6,579      7,705       241       33       --      7,913
ABS......................      6,665        40      138       --      6,567      8,206       102       82       --      8,226
Foreign government.......      3,178       536      108       --      3,606      3,153       761       70       --      3,844
                          ---------- --------- --------  ------- ---------- ---------- --------- --------  ------- ----------
 Total fixed maturity
  securities............. $  168,361 $  11,039 $  3,675  $    39 $  175,686 $  173,604 $  16,672 $  1,299  $    66 $  188,911
                          ========== ========= ========  ======= ========== ========== ========= ========  ======= ==========
Equity securities
Common stock............. $    1,298 $      46 $    101  $    -- $    1,243 $    1,236 $     142 $     26  $    -- $    1,352
Non-redeemable preferred
 stock...................        687        59       40       --        706        690        53       30       --        713
                          ---------- --------- --------  ------- ---------- ---------- --------- --------  ------- ----------
 Total equity securities. $    1,985 $     105 $    141  $    -- $    1,949 $    1,926 $     195 $     56  $    -- $    2,065
                          ========== ========= ========  ======= ========== ========== ========= ========  ======= ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $6 million with unrealized gains (losses) of less than $1 million and $5 million at December 31, 2015 and 2014, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......   $  6,323     $  38,390     $  34,613      $  52,628   $  36,407  $  168,361
Estimated fair value.   $  6,252     $  39,432     $  35,000      $  57,941   $  37,061  $  175,686

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, CMBS and ABS) are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $  17,480  $  1,078  $   2,469  $    433  $   8,950   $  260   $  2,251    $  161
U.S. Treasury and agency......    11,683       125        248         3      3,933        6        982        13
Foreign corporate.............     8,823       669      4,049       759      7,052      397      1,165       114
RMBS..........................     6,065       158      1,769       130      3,141       63      1,900       160
State and political
 subdivision..................       767        26         15         5         26       --         76         6
CMBS..........................     2,266        42        509        40        772       20        461        13
ABS...........................     3,211        54      1,817        84      3,147       45        732        37
Foreign government............       961        91         87        17        327       32        265        38
                               ---------  --------  ---------  --------  ---------   ------   --------    ------
 Total fixed maturity
   securities................. $  51,256  $  2,243  $  10,963  $  1,471  $  27,348   $  823   $  7,832    $  542
                               =========  ========  =========  ========  =========   ======   ========    ======
Equity securities
Common stock.................. $     182  $     99  $      19  $      2  $      98   $   26   $      1    $   --
Non-redeemable preferred stock        56         2        132        38         32       --        139        30
                               ---------  --------  ---------  --------  ---------   ------   --------    ------
 Total equity securities...... $     238  $    101  $     151  $     40  $     130   $   26   $    140    $   30
                               =========  ========  =========  ========  =========   ======   ========    ======
Total number of securities in
 an unrealized loss position..     4,167                  807                1,997                 642
                               =========            =========            =========            ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $2.3 billion during the year ended December 31, 2015 to $3.7 billion. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $271 million of the total $3.7 billion of gross unrealized losses were from 50 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $271 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $187 million, or 69%, were related to gross unrealized losses on 27 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $271 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $84 million, or 31%, were related to gross unrealized losses on 23 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily utility and industrial securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $85 million during the year ended December 31, 2015 to $141 million. Of the $141 million, $31 million were from eight securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $31 million, 68% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                   December 31,
                                  ----------------------------------------------
                                           2015                    2014
                                  ----------------------  ----------------------
                                    Carrying      % of      Carrying      % of
                                      Value       Total       Value       Total
                                  ------------- --------  ------------- --------
                                  (In millions)           (In millions)
Mortgage loans
  Commercial...................... $   33,440       62.3%  $   32,482       66.2%
  Agricultural....................     11,663       21.7       11,033       22.5
  Residential.....................      8,562       15.9        5,494       11.2
                                   ----------   --------   ----------   --------
   Subtotal......................      53,665       99.9       49,009       99.9
 Valuation allowances............        (257)      (0.5)        (258)      (0.5)
                                   ----------   --------   ----------   --------
   Subtotal mortgage loans, net..      53,408       99.4       48,751       99.4
 Residential -- FVO..............         314        0.6          308        0.6
                                   ----------   --------   ----------   --------
     Total mortgage loans, net...  $   53,722      100.0%  $   49,059      100.0%
                                   ==========   ========   ==========   ========

  The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended December 31, 2015, 2014 and 2013 were $3.0 billion, $1.9 billion and $2.3 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.8 billion, $1.3 billion and $1.8 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

  Purchases of mortgage loans from third parties were $3.9 billion and $4.7 billion for the years ended December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

  Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                          Evaluated Collectively for
                         Evaluated Individually for Credit Losses             Credit Losses            Impaired Loans
                   ------------------------------------------------------ -------------------------- -------------------
                   Impaired Loans with a Valuation Impaired Loans without
                              Allowance            a Valuation Allowance
                   ------------------------------- ----------------------
                    Unpaid                          Unpaid                                                     Average
                   Principal  Recorded  Valuation  Principal   Recorded    Recorded     Valuation    Carrying  Recorded
                    Balance  Investment Allowances  Balance   Investment  Investment    Allowances    Value   Investment
                   --------- ---------- ---------- ---------  ----------  ----------    ----------   -------- ----------
                                                           (In millions)
December 31, 2015
Commercial........  $    --   $    --     $   --    $    57    $    57    $   33,383     $   165      $   57   $   120
Agricultural......       45        43          3         22         21        11,599          34          61        60
Residential.......       --        --         --        141        131         8,431          55         131        84
                    -------   -------     ------    -------    -------     ----------    -------      ------   -------
  Total...........  $    45   $    43     $    3    $   220    $   209    $   53,413     $   254      $  249   $   264
                    =======   =======     ======    =======    =======     ==========    =======      ======   =======
December 31, 2014
Commercial........  $    75   $    75     $   24    $    84    $    84    $   32,323     $   158      $  135   $   298
Agricultural......       47        45          2         14         13        10,975          33          56        76
Residential.......       --        --         --         40         37         5,457          41          37        17
                    -------   -------     ------    -------    -------     ----------    -------      ------   -------
  Total...........  $   122   $   120     $   26    $   138    $   134    $   48,755     $   232      $  228   $   391
                    =======   =======     ======    =======    =======     ==========    =======      ======   =======

  The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $430 million, $151 million and $2 million, respectively, for the year ended December 31, 2013.

Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                                   Commercial Agricultural Residential  Total
                                                   ---------- ------------ ----------- -------
                                                                  (In millions)
Balance at January 1, 2013........................  $   256      $   48      $    --   $   304
Provision (release)...............................      (43)          3           19       (21)
Charge-offs, net of recoveries....................       --         (11)          --       (11)
                                                    -------      ------      -------   -------
Balance at December 31, 2013......................      213          40           19       272
Provision (release)...............................       (8)         (4)          27        15
Charge-offs, net of recoveries....................      (23)         (1)          (5)      (29)
                                                    -------      ------      -------   -------
Balance at December 31, 2014......................      182          35           41       258
Provision (release)...............................        2           2           30        34
Charge-offs, net of recoveries....................      (19)         --          (16)      (35)
                                                    -------      ------      -------   -------
Balance at December 31, 2015......................  $   165      $   37      $    55   $   257
                                                    =======      ======      =======   =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                     Recorded Investment
                      -------------------------------------------------
                        Debt Service Coverage Ratios                      Estimated
                      --------------------------------           % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x    Total   Total      Value     Total
                      --------- ------------- -------- --------- ------ ------------- ------
                                         (In millions)                  (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  28,828   $    909    $    408 $  30,145   90.2%  $  30,996     90.5%
65% to 75%...........     2,550        138          61     2,749    8.2       2,730      8.0
76% to 80%...........        --         --          --        --     --          --       --
Greater than 80%.....       208        115         223       546    1.6         519      1.5
                      ---------   --------    -------- --------- ------   ---------   ------
  Total.............. $  31,586   $  1,162    $    692 $  33,440  100.0%  $  34,245    100.0%
                      =========   ========    ======== ========= ======   =========   ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  26,810   $    746    $    761 $  28,317   87.2%  $  29,860     87.7%
65% to 75%...........     2,783        391          86     3,260   10.0       3,322      9.8
76% to 80%...........       109         --           8       117    0.4         121      0.3
Greater than 80%.....       384        256         148       788    2.4         736      2.2
                      ---------   --------    -------- --------- ------   ---------   ------
  Total.............. $  30,086   $  1,393    $  1,003 $  32,482  100.0%  $  34,039    100.0%
                      =========   ========    ======== ========= ======   =========   ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                             -------------------------------------------
                                      2015                  2014
                             ---------------------- --------------------
                               Recorded     % of      Recorded    % of
                              Investment    Total    Investment   Total
                             ------------- -------- ------------- ------
                             (In millions)          (In millions)
       Loan-to-value ratios
       Less than 65%........   $  10,975       94.1%  $  10,462     94.8%
       65% to 75%...........         609        5.2         469      4.2
       76% to 80%...........          21        0.2          17      0.2
       Greater than 80%.....          58        0.5          85      0.8
                               ---------   --------   ---------   ------
         Total..............   $  11,663      100.0%  $  11,033    100.0%
                               =========   ========   =========   ======

   The estimated fair value of agricultural mortgage loans was $11.9 billion and $11.4 billion at December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

   The credit quality of residential mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2015                 2014
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                Investment   Total   Investment   Total
                               ------------- ------ ------------- ------
                               (In millions)        (In millions)
       Performance indicators
       Performing.............   $  8,261      96.5%  $  5,345      97.3%
       Nonperforming..........        301       3.5        149       2.7
                                 --------    ------   --------    ------
         Total................   $  8,562     100.0%  $  5,494     100.0%
                                 ========    ======   ========    ======

   The estimated fair value of residential mortgage loans was $8.8 billion and $5.6 billion at December 31, 2015 and 2014, respectively.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                           Past Due                        Nonaccrual Status
              ----------------------------------- -----------------------------------
              December 31, 2015 December 31, 2014 December 31, 2015 December 31, 2014
              ----------------- ----------------- ----------------- -----------------
                                           (In millions)
Commercial...      $   --            $   --            $   --            $   75
Agricultural.         103                 1                46                41
Residential..         301               149               301               149
                   ------            ------            ------            ------
  Total......      $  404            $  150            $  347            $  265
                   ======            ======            ======            ======

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2015 and 2014, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9) tax credit and renewable energy partnerships, loans to affiliates, leveraged leases, annuities funding structured settlement claims and direct financing leases. See "-- Related Party Investment Transactions" for information regarding loans to affiliates and annuities funding structured settlement claims.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $1.6 billion at both December 31, 2015 and 2014. Losses from tax credit partnerships included within net investment income were $163 million, $152 million, and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Leveraged and Direct Financing Leases

   Investment in leveraged and direct financing leases consisted of the following at:

                                                             December 31,
                                                --------------------------------------
                                                       2015                2014
                                                ------------------  ------------------
                                                           Direct              Direct
                                                Leveraged Financing Leveraged Financing
                                                 Leases    Leases    Leases    Leases
                                                --------- --------- --------- ---------
                                                             (In millions)
Rental receivables, net........................ $  1,238   $   376  $  1,320   $  406
Estimated residual values......................      755        57       827       57
                                                --------   -------  --------   ------
Subtotal.......................................    1,993       433     2,147      463
Unearned income................................     (615)     (159)     (686)    (178)
                                                --------   -------  --------   ------
 Investment in leases, net of non-recourse debt.$  1,378   $   274  $  1,461   $  285
                                                ========   =======  ========   ======

   Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all leveraged lease receivables and direct financing rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.3 billion at both December 31, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The components of income from investments in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

                                                      Years Ended December 31,
                                     -----------------------------------------------------------
                                            2015                2014                2013
                                     ------------------- ------------------- -------------------
                                                Direct              Direct              Direct
                                     Leveraged Financing Leveraged Financing Leveraged Financing
                                      Leases    Leases    Leases    Leases    Leases    Leases
                                     --------- --------- --------- --------- --------- ---------
                                                            (In millions)
Income from investment in leases....  $   48    $   20    $   51    $   19    $   60    $   17
Less: Income tax expense on leases..      17         7        18         7        21         6
                                      ------    ------    ------    ------    ------    ------
 Investment income after income tax.  $   31    $   13    $   33    $   12    $   39    $   11
                                      ======    ======    ======    ======    ======    ======

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $3.9 billion and $1.0 billion at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014      2013
                                                                        --------  ---------  --------
                                                                                (In millions)
Fixed maturity securities.............................................. $  7,331  $  15,374  $  8,521
Fixed maturity securities with noncredit OTTI losses in AOCI...........      (39)       (66)     (149)
                                                                        --------  ---------  --------
 Total fixed maturity securities.......................................    7,292     15,308     8,372
Equity securities......................................................       27        173        83
Derivatives............................................................    2,208      1,649       361
Other..................................................................      137         87         5
                                                                        --------  ---------  --------
 Subtotal..............................................................    9,664     17,217     8,821
                                                                        --------  ---------  --------
Amounts allocated from:
Future policy benefits.................................................       (7)    (1,964)     (610)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI.......       --         (3)        5
DAC, VOBA and DSI......................................................     (572)      (918)     (721)
Policyholder dividend obligation.......................................   (1,783)    (3,155)   (1,771)
                                                                        --------  ---------  --------
 Subtotal..............................................................   (2,362)   (6,040)    (3,097)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       14         25        51
Deferred income tax benefit (expense)..................................   (2,542)    (3,928)   (2,070)
                                                                        --------  ---------  --------
   Net unrealized investment gains (losses)............................    4,774      7,274     3,705
   Net unrealized investment gains (losses) attributable to
     noncontrolling interests..........................................       (1)        (1)       (1)
                                                                        --------  ---------  --------
     Net unrealized investment gains (losses) attributable to
       Metropolitan Life Insurance Company............................. $  4,773  $   7,273  $  3,704
                                                                        ========  =========  ========

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                           Years Ended December 31,
                                                         ---------------------------
                                                              2015           2014
                                                         ------------  -------------
                                                                (In millions)
Balance at January 1,................................... $        (66) $        (149)
Noncredit OTTI losses and subsequent changes recognized.            5             10
Securities sold with previous noncredit OTTI loss.......          105             41
Subsequent changes in estimated fair value..............          (83)            32
                                                         ------------  -------------
Balance at December 31,................................. $        (39) $         (66)
                                                         ============  =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         ------------------------------
                                                                            2015      2014       2013
                                                                         ---------  --------  ---------
                                                                                  (In millions)
Balance at January 1,................................................... $   7,273  $  3,704  $   6,339
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................        27        83        107
Unrealized investment gains (losses) during the year....................    (7,580)    8,313    (11,205)
Unrealized investment gains (losses) relating to:
 Future policy benefits.................................................     1,957    (1,354)     4,510
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................         3        (8)        (7)
 DAC, VOBA and DSI......................................................       346      (197)       510
 Policyholder dividend obligation.......................................     1,372    (1,384)     2,057
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................       (11)      (26)       (35)
 Deferred income tax benefit (expense)..................................     1,386    (1,858)     1,428
                                                                         ---------  --------  ---------
Net unrealized investment gains (losses)................................     4,773     7,273      3,704
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................        --        --         --
                                                                         ---------  --------  ---------
Balance at December 31,................................................. $   4,773  $  7,273  $   3,704
                                                                         =========  ========  =========
 Change in net unrealized investment gains (losses)..................... $  (2,500) $  3,569  $  (2,635)
 Change in net unrealized investment gains (losses) attributable to
   noncontrolling interests.............................................        --        --         --
                                                                         ---------  --------  ---------
   Change in net unrealized investment gains (losses) attributable to
     Metropolitan Life Insurance Company................................ $  (2,500) $  3,569  $  (2,635)
                                                                         =========  ========  =========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                        -----------------------
                                                           2015        2014
                                                        ----------- -----------
                                                             (In millions)
Securities on loan: (1)
 Amortized cost........................................ $    16,257 $    19,099
 Estimated fair value.................................. $    17,700 $    21,185
Cash collateral on deposit from counterparties (2)..... $    18,053 $    21,635
Security collateral on deposit from counterparties (3). $        22 $        19
Reinvestment portfolio -- estimated fair value......... $    18,138 $    22,046

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                               December 31, 2015
                                     ------------------------------------------------------------------------
                                        Remaining Tenor of Securities Lending Agreements
                                     ---------------------------------------------------
                                     Open (1)      1 Month or Less     1 to 6 Months       Total   % of Total
                                     --------      ---------------     -------------     --------- ----------
                                                                   (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $  6,260             $  7,421          $  4,303     $  17,984      99.6%
U.S. corporate......................        1                   41                --            42       0.3
Agency RMBS.........................       --                    6                21            27       0.1
Foreign corporate...................       --                   --                --            --        --
Foreign government..................       --                   --                --            --        --
                                     --------             --------          --------     ---------    ------
 Total.............................. $  6,261             $  7,468          $  4,324     $  18,053     100.0%
                                     ========             ========          ========     =========    ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


                                                               December 31, 2014
                                     ------------------------------------------------------------------------
                                        Remaining Tenor of Securities Lending Agreements
                                     ---------------------------------------------------
                                     Open (1)      1 Month or Less     1 to 6 Months       Total   % of Total
                                     --------      ---------------     -------------     --------- ----------
                                                              (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $  7,346             $  7,401          $  3,912     $  18,659      86.2%
U.S. corporate......................      109                  148                --           257       1.2
Agency RMBS.........................       --                  387             2,015         2,402      11.1
Foreign corporate...................      152                   89                --           241       1.1
Foreign government..................       22                   54                --            76       0.4
                                     --------             --------          --------     ---------    ------
 Total.............................. $  7,629             $  8,079          $  5,927     $  21,635     100.0%
                                     ========             ========          ========     =========    ======

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $6.1 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. Treasury and agency, agency RMBS, ABS, U.S. and foreign corporate securities) with 66% invested in U.S. Treasury and agency securities, agency RMBS, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                  December 31,
                                                             -----------------------
                                                                2015        2014
                                                             ----------- -----------
                                                                  (In millions)
Invested assets on deposit (regulatory deposits)............ $     1,245 $     1,421
Invested assets pledged as collateral (1)...................      19,011      20,712
                                                             ----------- -----------
 Total invested assets on deposit and pledged as collateral. $    20,256 $    22,133
                                                             =========== ===========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  See "-- Securities Lending" for information regarding securities on loan and
Note 7 for information regarding investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    5,139 $    4,614
     Carrying value (2)............................. $    3,937 $    3,651

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       ------------------------
                                                           2015         2014
                                                       -----------   ----------
                                                            (In millions)
 Contractually required payments (including interest). $     1,401    $     820
 Cash flows expected to be collected (1).............. $     1,222    $     644
 Fair value of investments acquired................... $       905    $     433

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                      Years Ended December 31,
                                                      ------------------------
                                                          2015         2014
                                                      -----------  -----------
                                                            (In millions)
 Accretable yield, January 1,........................ $     1,883  $     2,431
 Investments purchased...............................         317          211
 Accretion recognized in earnings....................        (276)        (217)
 Disposals...........................................         (48)         (47)
 Reclassification (to) from nonaccretable difference.         (92)        (495)
                                                      -----------  -----------
 Accretable yield, December 31,...................... $     1,784  $     1,883
                                                      ===========  ===========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $10.2 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.4 billion at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for only one of the three most recent annual periods: 2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $397.9 billion and $351.0 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $64.1 billion and $32.1 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $23.4 billion, $33.7 billion and $25.0 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Variable Interest Entities

  The Company has invested in certain structured transactions (including consolidated securitization entities ("CSEs")) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Consolidated VIEs

   Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                   December 31,
                                    ---------------------------------------
                                           2015                2014
                                    ------------------- -------------------
                                      Total     Total     Total     Total
                                     Assets  Liabilities Assets  Liabilities
                                    ------- ----------- ------- -----------
                                                 (In millions)
     Fixed maturity securities (1). $   104 $        50 $   163 $        78
     Other investments (2).........      89          13     121          30
                                    ------- ----------- ------- -----------
      Total........................ $   193 $        63 $   284 $       108
                                    ======= =========== ======= ===========

--------

(1)The Company consolidates certain fixed maturity securities purchased in an investment structure which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million for each of the years ended December 31, 2015, 2014 and 2013.

(2)Other investments is comprised of other invested assets, other limited partnership interests, CSEs reported within FVO securities and real estate joint ventures. The Company consolidates CSEs which are entities that

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

   are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2015 and 2014. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was less than $1 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Effective March 31, 2014, as a result of a quarterly reassessment in the first quarter of 2014, the Company deconsolidated an open ended core real estate fund, based on the terms of a revised partnership agreement. At
December 31, 2013, the Company had consolidated this real estate fund. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which has associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. As a result of the deconsolidation in 2014, supplemental disclosures of cash flow information on the consolidated statements of cash flows for the year ended December 31, 2014 includes reductions in redeemable noncontrolling interests, long-term debt and real estate and real estate joint ventures.

Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                        ---------------------------------------------
                                                 2015                   2014
                                        ---------------------- ----------------------
                                                     Maximum                Maximum
                                         Carrying   Exposure    Carrying   Exposure
                                          Amount   to Loss (1)   Amount   to Loss (1)
                                        ---------- ----------- ---------- -----------
                                                        (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and
   ABS) (2)............................ $   37,061 $   37,061  $   44,302 $   44,302
 U.S. and foreign corporate............      1,593      1,593       1,919      1,919
Other limited partnership interests....      2,874      3,672       3,722      4,833
Other invested assets..................      1,564      2,116       1,683      2,003
Real estate joint ventures.............         31         44          52         74
                                        ---------- ----------  ---------- ----------
 Total................................. $   43,123 $   44,486  $   51,678 $   53,131
                                        ========== ==========  ========== ==========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

   credits guaranteed by third parties of $179 million and $212 million at December 31, 2015 and 2014, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

  As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

 Net Investment Income

    The components of net investment income were as follows:

                                                                      Years Ended December 31,
                                                                ------------------------------------
                                                                   2015         2014         2013
                                                                ----------  ------------- ----------
                                                                            (In millions)
Investment income:
 Fixed maturity securities..................................... $    7,930   $    8,260   $    8,279
 Equity securities.............................................         91           86           78
 Trading and FVO securities -- Actively traded and FVO general
   account securities (1)......................................        (15)          23           43
 Mortgage loans................................................      2,514        2,378        2,405
 Policy loans..................................................        435          448          440
 Real estate and real estate joint ventures....................        743          725          699
 Other limited partnership interests...........................        519          721          633
 Cash, cash equivalents and short-term investments.............         25           26           32
 Operating joint venture.......................................          9            2           (4)
 Other.........................................................        202           61           21
                                                                ----------   ----------   ----------
   Subtotal....................................................     12,453       12,730       12,626
 Less: Investment expenses.....................................        876          838          844
                                                                ----------   ----------   ----------
   Subtotal, net...............................................     11,577       11,892       11,782
                                                                ----------   ----------   ----------
FVO CSEs -- interest income:
 Securities....................................................         --            1            3
                                                                ----------   ----------   ----------
   Subtotal....................................................         --            1            3
                                                                ----------   ----------   ----------
     Net investment income..................................... $   11,577   $   11,893   $   11,785
                                                                ==========   ==========   ==========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were ($18) million, ($14) million and $4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company has a trading securities portfolio, principally invested in fixed maturity securities, to support investment strategies that involve the active and frequent purchase and sale of actively traded securities and the execution of short sale agreements. FVO securities include certain fixed maturity and equity securities held-for-investment by the general account to support asset/liability management strategies for certain insurance products and securities held by CSEs.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                                  ----------------------------
                                                                                    2015       2014      2013
                                                                                  --------   -------   -------
                                                                                         (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer.................................................................... $    (21)  $    (6)  $   (12)
     Utility.....................................................................      (15)       --       (48)
     Finance.....................................................................       --        --        (4)
     Communications..............................................................       --        --        (2)
                                                                                  --------   -------   -------
          Total U.S. and foreign corporate securities............................      (36)       (6)      (66)
   RMBS..........................................................................      (17)      (20)      (62)
   State and political subdivision...............................................       (1)       --        --
                                                                                  --------   -------   -------
          OTTI losses on fixed maturity securities recognized in earnings........      (54)      (26)     (128)
 Fixed maturity securities -- net gains (losses) on sales and disposals..........     (114)      (99)      177
                                                                                  --------   -------   -------
       Total gains (losses) on fixed maturity securities.........................     (168)     (125)       49
                                                                                  --------   -------   -------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock..................................................................      (37)       (5)       (2)
   Non-redeemable preferred stock................................................       --       (16)      (17)
                                                                                  --------   -------   -------
          OTTI losses on equity securities recognized in earnings................      (37)      (21)      (19)
 Equity securities -- net gains (losses) on sales and disposals..................       --        42         6
                                                                                  --------   -------   -------
       Total gains (losses) on equity securities.................................      (37)       21       (13)
                                                                                  --------   -------   -------
Trading and FVO securities -- FVO general account securities.....................       --         1        11
Mortgage loans...................................................................      (90)      (36)       31
Real estate and real estate joint ventures.......................................      430       252       (15)
Other limited partnership interests..............................................      (66)      (69)      (41)
Other............................................................................      (18)     (108)        5
                                                                                  --------   -------   -------
       Subtotal..................................................................       51       (64)       27
                                                                                  --------   -------   -------
FVO CSEs:
 Securities......................................................................       --        --         2
 Long-term debt -- related to securities.........................................       --        (1)       (2)
Non-investment portfolio gains (losses)..........................................      208       208        21
                                                                                  --------   -------   -------
       Subtotal..................................................................      208       207        21
                                                                                  --------   -------   -------
          Total net investment gains (losses).................................... $    259   $   143   $    48
                                                                                  ========   =======   =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $125 million, $132 million and less than $1 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                   Years Ended December 31,
                                -------------------------------------------------------------
                                   2015        2014        2013       2015     2014     2013
                                ----------  ----------  ----------  -------  -------  -------
                                     Fixed Maturity Securities          Equity Securities
                                ----------------------------------  -------------------------
                                                        (In millions)
Proceeds....................... $   60,957  $   44,906  $   45,538  $   105  $   128  $   144
                                ==========  ==========  ==========  =======  =======  =======
Gross investment gains......... $      584  $      260  $      556  $    28  $    46  $    25
Gross investment losses........       (698)       (359)       (379)     (28)      (4)     (19)
OTTI losses....................        (54)        (26)       (128)     (37)     (21)     (19)
                                ----------  ----------  ----------  -------  -------  -------
 Net investment gains (losses). $     (168) $     (125) $       49  $   (37) $    21  $   (13)
                                ==========  ==========  ==========  =======  =======  =======

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                     2015         2014
                                                                                 -----------  -----------
                                                                                       (In millions)
Balance at January 1,........................................................... $       263  $       277
Additions:
 Initial impairments -- credit loss OTTI on securities not previously impaired..          14            1
 Additional impairments -- credit loss OTTI on securities previously
   impaired.....................................................................          15           15
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired
   as credit loss OTTI..........................................................        (102)         (30)
 Increase in cash flows -- accretion of previous credit loss OTTI...............          (2)          --
                                                                                 -----------  -----------
Balance at December 31,......................................................... $       188  $       263
                                                                                 ===========  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     -------------------------
                                                                       2015     2014    2013
                                                                     --------- ------- -------
                                                                           (In millions)
Estimated fair value of invested assets transferred to affiliates... $   1,003 $    97 $   781
Amortized cost of invested assets transferred to affiliates......... $     941 $    89 $   688
Net investment gains (losses) recognized on transfers............... $      62 $     8 $    93
Estimated fair value of invested assets transferred from affiliates. $     237 $   882 $   882

   In 2013, prior to the Mergers, the Company transferred invested assets to and from MICC of $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 6 for additional information on the Mergers.

   In July 2014, prior to the Mergers, the Company purchased from certain affiliates MetLife, Inc. affiliated loans with an unpaid principal balance of $400 million and estimated fair value of $437 million, which are included in the table above. The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.9 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $250 million at 7.44% due on September 30, 2016, $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $445 million at 5.64% due on July 15, 2021 and $480 million at 5.86% due on December 16, 2021. The carrying value of these MetLife, Inc. affiliated loans totaled $2.0 billion at both December 31, 2015 and 2014 which are included in other invested assets. Net investment income from these affiliated loans was $95 million, $92 million and $90 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   As a structured settlements assignment company, the Company purchases annuities from affiliates to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate annuity contract values recorded, for which the Company has also recorded an unpaid claim obligation of equal amounts, were $1.3 billion at December 31, 2015. The related net investment income and corresponding policyholder benefits and claims recognized were $63 million for the year ended December 31, 2015.

   The Company had a surplus note outstanding from American Life Insurance Company, an affiliate, which was included in other invested assets, totaling $100 million at both December 31, 2015 and 2014. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

   The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $157 million, $179 million and $172 million for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also earned additional affiliated net investment income of $4 million for each of the years ended December 31, 2015, 2014 and 2013.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

  To a lesser extent, the Company uses exchange-traded interest rate futures in nonqualifying hedging relationships.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

  -----------------------------------------------------------------------------
                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $    5,089 $  2,177    $     11 $    5,632 $  2,031    $     18
  Foreign currency swaps.. Foreign currency exchange rate...      2,133       61         159      2,709       65         101
                                                             ---------- --------    -------- ---------- --------    --------
   Subtotal...............                                        7,222    2,238         170      8,341    2,096         119
                                                             ---------- --------    -------- ---------- --------    --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................      1,960      426          --      2,191      447          --
  Interest rate forwards.. Interest rate....................         70       15          --         70       18          --
  Foreign currency swaps.. Foreign currency exchange rate...     18,743    1,132       1,376     14,895      501         614
                                                             ---------- --------    -------- ---------- --------    --------
   Subtotal...............                                       20,773    1,573       1,376     17,156      966         614
                                                             ---------- --------    -------- ---------- --------    --------
    Total qualifying hedges.............................         27,995    3,811       1,546     25,497    3,062         733
                                                             ---------- --------    -------- ---------- --------    --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     51,489    2,613       1,197     56,394    2,213       1,072
Interest rate floors...... Interest rate....................     13,701      252          10     36,141      319         108
Interest rate caps........ Interest rate....................     55,136       67           2     41,227      134           1
Interest rate futures..... Interest rate....................      2,023       --           2         70       --          --
Interest rate options..... Interest rate....................      2,295      227           4      6,399      379          15
Synthetic GICs............ Interest rate....................      4,216       --          --      4,298       --          --
Foreign currency swaps.... Foreign currency exchange rate...      8,095      600          94      8,774      359         176
Foreign currency forwards. Foreign currency exchange rate...      3,014       83          36      3,985       92          80
Credit default swaps --
 purchased................ Credit...........................        819       28           8        857        8          11
Credit default swaps --
 written.................. Credit...........................      6,577       51          11      7,419      130           5
Equity futures............ Equity market....................      1,452       15          --        954       10          --
Equity index options...... Equity market....................      7,364      326         349      7,698      328         352
Equity variance swaps..... Equity market....................      5,676       62         160      5,678       60         146
TRRs...................... Equity market....................        952       11           9        911       10          33
                                                             ---------- --------    -------- ---------- --------    --------
    Total non-designated or nonqualifying derivatives...        162,809    4,335       1,882    180,805    4,042       1,999
                                                             ---------- --------    -------- ---------- --------    --------
      Total...........................................       $  190,804 $  8,146    $  3,428 $  206,302 $  7,104    $  2,732
                                                             ========== ========    ======== ========== ========    ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                       Years Ended December 31,
                                                   -------------------------------
                                                     2015       2014        2013
                                                   --------- ----------  ---------
                                                            (In millions)
Freestanding derivatives and hedging gains
  (losses) (1).................................... $     463 $    1,207  $  (1,205)
Embedded derivatives gains (losses)...............       418       (170)       135
                                                   --------- ----------  ---------
  Total net derivative gains (losses)............. $     881 $    1,037  $  (1,070)
                                                   ========= ==========  =========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2015      2014      2013
                                                   --------  --------  --------
                                                           (In millions)
Qualifying hedges:
  Net investment income........................... $    227  $    162  $    129
  Interest credited to policyholder account
   balances.......................................       28       106       148
Nonqualifying hedges:
  Net investment income...........................       (5)       (4)       (6)
  Net derivative gains (losses)...................      518       484       450
  Policyholder benefits and claims................        2         8        --
                                                   --------  --------  --------
   Total.......................................... $    770  $    756  $    721
                                                   ========  ========  ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                            Net          Net     Policyholder
                                         Derivative   Investment Benefits and
                                       Gains (Losses) Income (1)  Claims (2)
                                       -------------- ---------- ------------
                                                   (In millions)
   Year Ended December 31, 2015
   Interest rate derivatives..........  $      (243)   $     --    $       --
   Foreign currency exchange rate
     derivatives......................          678          --            --
   Credit derivatives -- purchased....           17          (3)           --
   Credit derivatives -- written......          (57)         --            --
   Equity derivatives.................         (152)        (11)           --
                                        -----------    --------    ----------
     Total............................  $       243    $    (14)   $       --
                                        ===========    ========    ==========
   Year Ended December 31, 2014
   Interest rate derivatives..........  $       314    $     --    $       --
   Foreign currency exchange rate
     derivatives......................          554          --            --
   Credit derivatives -- purchased....           (2)         --            --
   Credit derivatives -- written......           (1)         --            --
   Equity derivatives.................           11         (10)          (10)
                                        -----------    --------    ----------
     Total............................  $       876    $    (10)   $      (10)
                                        ===========    ========    ==========
   Year Ended December 31, 2013
   Interest rate derivatives..........  $    (1,753)   $     --    $       --
   Foreign currency exchange rate
     derivatives......................          (69)         --            --
   Credit derivatives -- purchased....           (6)        (14)           --
   Credit derivatives -- written......          100           1            --
   Equity derivatives.................           --         (22)           --
                                        -----------    --------    ----------
     Total............................  $    (1,728)   $    (35)   $       --
                                        ===========    ========    ==========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative   Net Derivative  Ineffectiveness
                                                               Gains (Losses)   Gains (Losses)   Recognized in
Derivatives in Fair Value      Hedged Items in Fair Value        Recognized     Recognized for  Net Derivative
Hedging Relationships            Hedging Relationships         for Derivatives   Hedged Items   Gains (Losses)
-------------------------  ----------------------------------- ---------------  --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities..........     $         4      $       --      $         4
                           Policyholder liabilities (1).......              (4)             (6)             (10)
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities. .....................              14              (5)               9
                           Foreign-denominated policyholder
                             account balances (2).. ..........            (240)            231               (9)
                                                                   -----------      ----------      -----------
  Total.....................................................       $      (226)     $      220      $        (6)
                                                                   ===========      ==========      ===========
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities..........     $         4      $       (1)     $         3
                           Policyholder liabilities (1).......             649            (635)              14
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities.... ..................              13             (11)               2
                           Foreign-denominated policyholder
                             account balances (2).. ..........            (283)            270             (13)
                                                                   -----------      ----------      -----------
  Total.....................................................       $       383      $     (377)     $         6
                                                                   ===========      ==========      ===========
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities..........     $        34      $      (33)     $         1
                           Policyholder liabilities (1).......            (800)            807                7
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities.......................              13             (12)               1
                           Foreign-denominated policyholder
                             account balances (2).............             (98)            112               14
                                                                   -----------      ----------      -----------
  Total.....................................................       $      (851)     $      874      $        23
                                                                   ===========      ==========      ===========

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (v) interest rate forwards to hedge forecasted fixed-rate borrowings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $14 million and ($14) million for the years ended December 31, 2015 and 2014, respectively, and were not significant for the year ended December 31, 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $2.2 billion and $1.6 billion, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------  ---------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
-                         -------------------- ----------------------------  ---------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ---------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps......      $       76        $       83   $          11   $                 2
Interest rate forwards...              (3)                4               2                    --
Foreign currency swaps...             (92)             (679)             (1)                    7
Credit forwards..........              --                 1               1                    --
                               ----------        ----------   -------------   -------------------
  Total..................      $      (19)       $     (591)  $          13   $                 9
                               ==========        ==========   =============   ===================
Year Ended December 31, 2014
Interest rate swaps......      $      587        $       41   $           9   $                 3
Interest rate forwards...              34                (8)              2                    --
Foreign currency swaps...             (15)             (725)             (2)                    2
Credit forwards..........              --                --               1                    --
                               ----------        ----------   -------------   -------------------
  Total..................      $      606        $     (692)  $          10   $                 5
                               ==========        ==========   =============   ===================
Year Ended December 31, 2013
Interest rate swaps......      $     (511)       $       20   $           8   $                (3)
Interest rate forwards...             (43)                1               2                    --
Foreign currency swaps...            (120)              (15)             (3)                    2
Credit forwards..........              (3)               --               1                    --
                               ----------        ----------   -------------   -------------------
  Total..................      $     (677)       $        6   $           8   $                (1)
                               ==========        ==========   =============   ===================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $93 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $6.6 billion and $7.4 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $40 million and $125 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2015                                   2014
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (In millions)                          (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................  $     2    $        245      2.5       $      5   $        415      2.2
   Credit default swaps referencing
     indices............................        5           1,366      3.3             10          1,566      2.7
                                         ---------- --------------              ---------- --------------
    Subtotal............................        7           1,611      3.2             15          1,981      2.6
                                         ---------- --------------              ---------- --------------
   Baa
   Single name credit default swaps
     (corporate)........................        5             752      2.6             15          1,002      2.8
   Credit default swaps referencing
     indices............................       21           3,452      4.8             59          3,687      4.5
                                         ---------- --------------              ---------- --------------
    Subtotal............................       26           4,204      4.4             74          4,689      4.1
                                         ---------- --------------              ---------- --------------
   Ba
   Single name credit default swaps
     (corporate)........................       (2)             60      2.2             --             60      3.0
   Credit default swaps referencing
     indices............................       (1)            100      1.0             (1)           100      2.0
                                         ---------- --------------              ---------- --------------
    Subtotal............................       (3)            160      1.4             (1)           160      2.4
                                         ---------- --------------              ---------- --------------
   B
   Single name credit default swaps
     (corporate)........................       --              --       --             --             --       --
   Credit default swaps referencing
     indices............................       10             602      4.9             37            589      4.9
                                         ---------- --------------              ---------- --------------
    Subtotal............................       10             602      4.9             37            589      4.9
                                         ---------- --------------              ---------- --------------
      Total.............................  $    40    $      6,577      4.1       $    125   $      7,419      3.8
                                         ========== ==============              ========== ==============

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $6.6 billion and $7.4 billion from the table above were $70 million and $60 million at December 31, 2015 and 2014, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $20 million and $15 million in gross notional amount and ($2) million and $1 million in estimated fair value at December 31, 2015 and 2014, respectively.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                              December 31,
                                                                              --------------------------------------------
                                                                                       2015                   2014
                                                                              ---------------------  ---------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities   Assets   Liabilities
----------------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                              (In millions)
     Gross estimated fair value of derivatives:
      OTC-bilateral (1)...................................................... $   7,368   $   2,667  $   6,497   $   2,092
      OTC-cleared (1)........................................................       909         783        740         682
      Exchange-traded........................................................        15           2         10          --
                                                                              ---------   ---------  ---------   ---------
        Total gross estimated fair value of derivatives (1)..................     8,292       3,452      7,247       2,774
     Amounts offset on the consolidated balance sheets.......................        --          --         --          --
                                                                              ---------   ---------  ---------   ---------
     Estimated fair value of derivatives presented on the consolidated
       balance sheets (1)....................................................     8,292       3,452      7,247       2,774
     Gross amounts not offset on the consolidated balance sheets:
     Gross estimated fair value of derivatives: (2)
      OTC-bilateral..........................................................    (2,117)     (2,117)    (1,742)     (1,742)
      OTC-cleared............................................................      (776)       (776)      (638)       (638)
      Exchange-traded........................................................        --          --         --          --
     Cash collateral: (3), (4)
      OTC-bilateral..........................................................    (3,705)         (3)    (2,470)         (2)
      OTC-cleared............................................................      (119)         --        (97)        (40)
      Exchange-traded........................................................        --          --         --          --
     Securities collateral: (5)
      OTC-bilateral..........................................................    (1,345)       (541)    (2,161)       (333)
      OTC-cleared............................................................        --          --         --          (3)
      Exchange-traded........................................................        --          --         --          --
                                                                              ---------   ---------  ---------   ---------
     Net amount after application of master netting agreements and
       collateral............................................................ $     230   $      15  $     139   $      16
                                                                              =========   =========  =========   =========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $146 million and $143 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $24 million and $42 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $138 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $17 million and $0, respectively, and provided excess cash collateral of $58 million and $31 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $71 million and $243 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $81 million and $57 million, respectively, for its OTC-bilateral derivatives, and $239 million and $155 million, respectively, for its OTC-cleared derivatives, and $15 million and $17 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of Metropolitan Life Insurance Company, or its subsidiaries, as applicable, and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company, or its subsidiaries, as applicable, and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company, or its subsidiaries, as applicable, would be required to provide if there was a one-notch downgrade in such companies' financial strength rating at the reporting date or if such companies' financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                        December 31,
                                              -----------------------------------------------------------------
                                                            2015                             2014
                                              -------------------------------- --------------------------------
                                              Derivatives Derivatives          Derivatives Derivatives
                                              Subject to  Not Subject          Subject to  Not Subject
                                               Financial  to Financial          Financial  to Financial
                                               Strength-   Strength-            Strength-   Strength-
                                              Contingent   Contingent          Contingent   Contingent
                                              Provisions   Provisions   Total  Provisions   Provisions   Total
                                              ----------- ------------ ------- ----------- ------------ -------
                                                                        (In millions)
Estimated fair value of derivatives in a net
  liability position (1).....................  $      547   $        3 $   550  $      334    $       4 $   338
Estimated Fair Value of Collateral Provided
 Fixed maturity securities...................  $      622   $       -- $   622  $      390    $      -- $   390
 Cash........................................  $       --   $        4 $     4  $       --    $       2 $     2
Fair Value of Incremental Collateral
  Provided Upon
 One-notch downgrade in financial strength
   rating....................................  $       --   $       -- $    --  $       --    $      -- $    --
 Downgrade in financial strength rating to a
   level that triggers full overnight
   collateralization or termination of the
   derivative position.......................  $       --   $       -- $    --  $       --    $      -- $    --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                         December 31,
                                                                      -----------------
                                            Balance Sheet Location      2015      2014
                                           -------------------------- --------  -------
                                                                        (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits....... Premiums, reinsurance and
                                             other receivables....... $    712  $   657
  Options embedded in debt or equity
   securities............................. Investments...............     (142)    (150)
                                                                      --------  -------
   Net embedded derivatives within asset host contracts...........    $    570  $   507
                                                                      ========  =======
Net embedded derivatives within liability
  host contracts:
  Direct guaranteed minimum benefits...... Policyholder account
                                             balances................ $   (284) $  (548)
  Assumed guaranteed minimum benefits..... Policyholder account
                                             balances................      126       72
  Funds withheld on ceded reinsurance..... Other liabilities.........      687    1,200
  Other................................... Policyholder account
                                             balances................       (3)       7
                                                                      --------  -------
   Net embedded derivatives within liability host contracts.......    $    526  $   731
                                                                      ========  =======

    The following table presents changes in estimated fair value related to embedded derivatives:

                                                    Years Ended December 31,
                                              ------------------------------------
                                                  2015        2014        2013
                                              ------------ ----------- -----------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....... $        418 $     (170) $       135

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $29 million, $14 million and ($42) million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($4) million, ($9) million and $125 million for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company acquired derivatives from an affiliate. The estimated fair value of freestanding derivative assets and liabilities acquired were $740 million and $754 million, respectively. See Note 6 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                   December 31, 2015
                                                   -------------------------------------------------
                                                         Fair Value Hierarchy
                                                   ---------------------------------
                                                                                             Total Estimated
                                                    Level 1        Level 2       Level 3       Fair Value
                                                   ----------    -----------    ----------   ---------------
                                                                        (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................................... $       --    $    56,848    $    4,709       $    61,557
 U.S. Treasury and agency.........................     23,015         16,678            --            39,693
 Foreign corporate................................         --         23,222         3,573            26,795
 RMBS.............................................         --         20,585         3,330            23,915
 State and political subdivision..................         --          6,941            33             6,974
 CMBS.............................................         --          6,361           218             6,579
 ABS..............................................         --          5,699           868             6,567
 Foreign government...............................         --          3,331           275             3,606
                                                   ----------    -----------    ----------       -----------
   Total fixed maturity securities................     23,015        139,665        13,006           175,686
                                                   ----------    -----------    ----------       -----------
Equity securities.................................        424          1,197           328             1,949
Trading and FVO securities:
 Actively traded securities.......................         --            400             4               404
 FVO general account securities...................         --             --            15                15
 FVO securities held by CSEs......................         --              2            10                12
                                                   ----------    -----------    ----------       -----------
   Total trading and FVO securities...............         --            402            29               431
                                                   ----------    -----------    ----------       -----------
Short-term investments............................      1,513          3,882           200             5,595
Residential mortgage loans -- FVO.................         --             --           314               314
Derivative assets: (1)
 Interest rate....................................         --          5,762            15             5,777
 Foreign currency exchange rate...................         --          1,876            --             1,876
 Credit...........................................         --             72             7                79
 Equity market....................................         15            282           117               414
                                                   ----------    -----------    ----------       -----------
   Total derivative assets........................         15          7,992           139             8,146
                                                   ----------    -----------    ----------       -----------
Net embedded derivatives within asset host
 contracts (2)....................................         --             --           712               712
Separate account assets (3).......................     23,498        110,921         1,520           135,939
                                                   ----------    -----------    ----------       -----------
     Total assets................................. $   48,465    $   264,059    $   16,248       $   328,772
                                                   ==========    ===========    ==========       ===========
Liabilities
Derivative liabilities: (1)
 Interest rate.................................... $        2    $     1,224    $       --       $     1,226
 Foreign currency exchange rate...................         --          1,665            --             1,665
 Credit...........................................         --             17             2                19
 Equity market....................................         --            358           160               518
                                                   ----------    -----------    ----------       -----------
   Total derivative liabilities...................          2          3,264           162             3,428
                                                   ----------    -----------    ----------       -----------
Net embedded derivatives within liability host
 contracts (2)....................................         --             --           526               526
Long-term debt....................................         --             50            36                86
Long-term debt of CSEs -- FVO.....................         --             --            11                11
Trading liabilities (4)...........................        103             50            --               153
                                                   ----------    -----------    ----------       -----------
     Total liabilities............................ $      105    $     3,364    $      735       $     4,204
                                                   ==========    ===========    ==========       ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                            December 31, 2014
                                              ----------------------------------------------
                                                   Fair Value Hierarchy
                                              ------------------------------
                                                                             Total Estimated
                                               Level 1   Level 2    Level 3    Fair Value
                                              --------- ---------- --------- ---------------
                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................. $      -- $   60,420 $   4,937   $      65,357
  U.S. Treasury and agency...................    21,625     17,445        --          39,070
  Foreign corporate..........................        --     26,227     3,591          29,818
  RMBS.......................................        --     24,534     3,629          28,163
  State and political subdivision............        --      6,520        --           6,520
  CMBS.......................................        --      7,464       449           7,913
  ABS........................................        --      6,734     1,492           8,226
  Foreign government.........................        --      3,642       202           3,844
                                              --------- ---------- ---------   -------------
   Total fixed maturity securities...........    21,625    152,986    14,300         188,911
                                              --------- ---------- ---------   -------------
Equity securities............................       584      1,266       215           2,065
Trading and FVO securities:
  Actively traded securities.................        22        627         5             654
  FVO general account securities.............        --         22        14              36
  FVO securities held by CSEs................        --          3        12              15
                                              --------- ---------- ---------   -------------
   Total trading and FVO securities..........        22        652        31             705
                                              --------- ---------- ---------   -------------
Short-term investments (5)...................       860      3,091       230           4,181
Residential mortgage loans -- FVO............        --         --       308             308
Derivative assets: (1)
  Interest rate..............................        --      5,524        17           5,541
  Foreign currency exchange rate.............        --      1,010         7           1,017
  Credit.....................................        --        125        13             138
  Equity market..............................        10        279       119             408
                                              --------- ---------- ---------   -------------
   Total derivative assets...................        10      6,938       156           7,104
                                              --------- ---------- ---------   -------------
Net embedded derivatives within asset host
  contracts (2)..............................        --         --       657             657
Separate account assets (3)..................    26,119    111,601     1,615         139,335
                                              --------- ---------- ---------   -------------
     Total assets............................ $  49,220 $  276,534 $  17,512   $     343,266
                                              ========= ========== =========   =============
Liabilities
Derivative liabilities: (1)
  Interest rate.............................. $      -- $    1,214 $      --   $       1,214
  Foreign currency exchange rate.............        --        971        --             971
  Credit.....................................        --         15         1              16
  Equity market..............................        --        382       149             531
                                              --------- ---------- ---------   -------------
   Total derivative liabilities..............        --      2,582       150           2,732
                                              --------- ---------- ---------   -------------
Net embedded derivatives within liability
  host contracts (2).........................        --          7       724             731
Long-term debt...............................        --         82        35             117
Long-term debt of CSEs -- FVO................        --         --        13              13
Trading liabilities (4)......................       215         24        --             239
                                              --------- ---------- ---------   -------------
     Total liabilities....................... $     215 $    2,695 $     922   $       3,832
                                              ========= ========== =========   =============

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($142) million and ($150) million, respectively.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4)Trading liabilities are presented within other liabilities on the consolidated balance sheets.

(5)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Board of Directors of each of MetLife, Inc. and Metropolitan Life Insurance Company regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments, Long-term Debt, Long-term Debt of CSEs -- FVO and Trading Liabilities

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of FVO securities held by CSEs, long-term debt, long-term debt of CSEs -- FVO and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                     Level 2                   Level 3
         Instrument             Observable Inputs        Unobservable Inputs
   -----------------------------------------------------------------------------
   Fixed Maturity Securities
   -----------------------------------------------------------------------------
     U.S. corporate and Foreign corporate securities
   -----------------------------------------------------------------------------
                             Valuation Techniques:     Valuation Techniques:
                              Principally the market   Principally the market
                              and income approaches.   approach.
                             Key Inputs:               Key Inputs:
                             . quoted prices in        . illiquidity premium
                                markets that are not
                                active
                             . benchmark yields;       . delta spread
                                spreads off benchmark     adjustments to
                                yields; new issuances;    reflect specific
                                issuer rating             credit-related issues
                             . trades of identical     . credit spreads
                                or comparable
                                securities; duration
                             . Privately-placed        . quoted prices in
                                securities are valued     markets that are not
                                using the additional      active for identical
                                key inputs:               or similar securities
                              . market yield curve;       that are less liquid
                                 call provisions          and based on lower
                              . observable prices         levels of trading
                                 and spreads for          activity than
                                 similar public or        securities classified
                                 private securities       in Level 2
                                 that incorporate the  . independent
                                 credit quality and       non-binding broker
                                 industry sector of       quotations
                                 the issuer
                              . delta spread
                                 adjustments to
                                 reflect specific
                                 credit-related issues
   -----------------------------------------------------------------------------
     U.S. Treasury and agency, State and political subdivision and Foreign government securities
   -----------------------------------------------------------------------------
                             Valuation Techniques:     Valuation Techniques:
                             Principally the market    Principally the market
                             approach.                 approach.
                             Key Inputs:               Key Inputs:
                             . quoted prices in        . independent
                                markets that are not      non-binding broker
                                active                    quotations
                             . benchmark U.S.          . quoted prices in
                                Treasury yield or         markets that are not
                                other yields              active for identical
                             . the spread off the         or similar securities
                                U.S. Treasury yield       that are less liquid
                                curve for the             and based on lower
                                identical security        levels of trading
                             . issuer ratings and         activity than
                                issuer spreads;           securities classified
                                broker-dealer quotes      in Level 2
                             . comparable securities
                                that are actively
                                traded
                                                       . credit spreads
   -----------------------------------------------------------------------------
     Structured securities comprised of RMBS, CMBS and ABS
   -----------------------------------------------------------------------------
                             Valuation Techniques:     Valuation Techniques:
                              Principally the market    Principally the market
                              and income approaches.    and income approaches.
                             Key Inputs:               Key Inputs:
                             . quoted prices in        . credit spreads
                                markets that are not
                                active
                             . spreads for actively    . quoted prices in
                                traded securities;        markets that are not
                                spreads off benchmark     active for identical
                                yields                    or similar securities
                             . expected prepayment        that are less liquid
                                speeds and volumes        and based on lower
                             . current and                levels of trading
                                forecasted loss           activity than
                                severity; ratings;        securities classified
                                geographic region         in Level 2
                             . weighted average        . independent
                                coupon and weighted       non-binding broker
                                average maturity          quotations
                             . average delinquency
                                rates; debt-service
                                coverage ratios
                             . issuance-specific
                                information,
                                including, but not
                                limited to:
                              . collateral type;
                                 structure of the
                                 security; vintage of
                                 the loans
                              . payment terms of the
                                 underlying assets
                              . payment priority
                                 within the tranche;
                                 deal performance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                    Level 2                    Level 3
       Instrument              Observable Inputs         Unobservable Inputs
--------------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------------
                           Valuation Techniques:      Valuation Techniques:
                            Principally the market     Principally the market
                            approach.                  and income approaches.
                           Key Input:                 Key Inputs:
                           . quoted prices in
                              markets that are not    . credit ratings;
                              considered active          issuance structures
                                                      . quoted prices in
                                                         markets that are not
                                                         active for identical or
                                                         similar securities that
                                                         are less liquid and
                                                         based on lower levels
                                                         of trading activity
                                                         than securities
                                                         classified in Level 2
                                                      . independent non-binding
                                                         broker quotations
--------------------------------------------------------------------------------
  Trading and FVO securities and Short-term investments
--------------------------------------------------------------------------------
                           . Trading and FVO          . Trading and FVO
                              securities and             securities and
                              short-term investments     short-term investments
                              are of a similar nature    are of a similar nature
                              and class to the fixed     and class to the fixed
                              maturity and equity        maturity and equity
                              securities described       securities described
                              above; accordingly, the    above; accordingly, the
                              valuation techniques and   valuation techniques
                              observable inputs used     and unobservable inputs
                              in their valuation are     used in their valuation
                              also similar to those      are also similar to
                              described above.           those described above.
--------------------------------------------------------------------------------
Mortgage Loans -- FVO
--------------------------------------------------------------------------------
  Residential mortgage loans -- FVO
--------------------------------------------------------------------------------
                           . N/A                      Valuation Techniques:
                                                       Principally the market
                                                       approach, including
                                                       matrix pricing or other
                                                       similar techniques.
                                                      Key Inputs: Inputs that
                                                       are unobservable or
                                                       cannot be derived
                                                       principally from, or
                                                       corroborated by,
                                                       observable market data
--------------------------------------------------------------------------------
Separate Account Assets (1)
--------------------------------------------------------------------------------
  Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
--------------------------------------------------------------------------------
                           Key Input:                 . N/A
                           . quoted prices or
                              reported NAV
                              provided by the
                              fund managers
--------------------------------------------------------------------------------
  Other limited partnership interests
--------------------------------------------------------------------------------
                           . N/A                      Valuation Techniques:
                                                       Valued giving
                                                       consideration to the
                                                       underlying holdings of
                                                       the partnerships and by
                                                       applying a premium or
                                                       discount, if appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask
                                                         spreads; performance
                                                         record of the fund
                                                         manager
                                                      . other relevant
                                                         variables that may
                                                         impact the exit value
                                                         of the particular
                                                         partnership interest
--------------------------------------------------------------------------------

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Other Investments, Long-term Debt of CSEs -- FVO and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

    Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

    Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

             Instrument                            Interest Rate                    Foreign Currency
                                                                                     Exchange Rate
-----------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                     .swap yield curve
 by instrument type                    . basis curves                         .basis curves
                                       . interest rate volatility (1)         .currency spot rates
                                                                              .cross currency basis curves
-----------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)                 .swap yield curve (2)
                                       . basis curves (2)                     .basis curves (2)
                                                                              .cross currency basis
                                                                              .curves (2)
                                                                              .currency correlation

             Instrument                            Interest Rate                        Credit

---------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                     .swap yield curve
 by instrument type                    . basis curves                         .credit curves
                                       . interest rate volatility (1)         .recovery rates

---------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)                 .swap yield curve (2)
                                       . basis curves (2)                     .credit curves (2)
                                                                              .credit spreads
                                                                              .repurchase rates
                                                                              .  independent non-binding
                                                                               broker quotations

             Instrument                            Interest Rate                     Equity Market

----------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                     . swap yield curve
 by instrument type                    . basis curves                         . spot equity index levels
                                       . interest rate volatility (1)         . dividend yield curves
                                                                              . equity volatility (1)
----------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)                 . dividend yield curves (2)
                                       . basis curves (2)                     . equity volatility (1), (2)
                                                                              .  correlation between model
                                                                               inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

  Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt of CSEs -- FVO and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

   Embedded derivatives within funds withheld related to certain ceded reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015, transfers between Levels 1 and 2 were not significant. For assets and liabilities measured at estimated fair value and still held at December 31, 2014, there were no transfers between Levels 1 and 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                      December 31, 2015
                                                                                -----------------------------
                                                          Significant                                 Weighted
                               Valuation Techniques   Unobservable Inputs             Range          Average (1)
                               --------------------- -----------------------    -----------------    -----------
Fixed maturity securities (3)
U.S. corporate and foreign                            Delta spread
 corporate....................  Matrix pricing           adjustments (4)           (65)   -      240      37
                                                      Offered quotes (5)            39    -       96      60
                                Market pricing        Quoted prices (5)             --    -      385     125
                                Consensus pricing     Offered quotes (5)           100    -      119     103
                               ----------------------------------------------------------------------------------
RMBS..........................  Market pricing        Quoted prices (5)             19    -      121      92
                               ----------------------------------------------------------------------------------
ABS...........................  Market pricing        Quoted prices (5)             16    -      103     100
                                Consensus pricing     Offered quotes (5)            97    -      105      99
                               ----------------------------------------------------------------------------------
Derivatives
Interest rate.................  Present value         Swap yield (7)               307    -      307
                                   techniques
                               ----------------------------------------------------------------------------------
Foreign currency exchange       Present value         Correlation (8)               --    -       --
 rate.........................     techniques
                               ----------------------------------------------------------------------------------
Credit........................  Present value         Credit spreads (9)            98    -      100
                                   techniques
                                Consensus pricing     Offered quotes (10)
                               ----------------------------------------------------------------------------------
Equity market.................  Present value         Volatility (12)              17%    -      36%
                                   techniques or
                                   option pricing
                                   models
                                                      Correlation (8)              70%    -      70%
                               ----------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded       Option pricing        Mortality rates:
 guaranteed minimum                techniques            Ages 0 - 40                0%    -    0.09%
 benefits.....................
                                                         Ages 41 - 60            0.04%    -    0.65%
                                                         Ages 61 - 115           0.26%    -     100%
                                                      Lapse rates:
                                                         Durations 1 - 10        0.25%    -     100%
                                                         Durations 11 - 20          3%    -     100%
                                                         Durations 21 - 116         3%    -     100%
                                                      Utilization rates             0%    -      25%
                                                      Withdrawal rates           0.25%    -      10%
                                                      Long-term equity
                                                        volatilities            17.40%    -      25%
                                                      Nonperformance risk        0.04%    -    0.52%
                                                         spread

                                                                                      December 31, 2014
                                                                                -----------------------------
                                                          Significant                                 Weighted
                               Valuation Techniques   Unobservable Inputs             Range          Average (1)
                               --------------------- -----------------------    -----------------    -----------
Fixed maturity securities (3)
U.S. corporate and foreign                            Delta spread
 corporate....................  Matrix pricing           adjustments (4)           (40)   -      240      39
                                                      Offered quotes (5)            64    -      130      96
                                Market pricing        Quoted prices (5)             --    -      590     126
                                Consensus pricing     Offered quotes (5)            98    -      126     101
                               ----------------------------------------------------------------------------------
RMBS..........................  Market pricing        Quoted prices (5)             22    -      120      97
                               ----------------------------------------------------------------------------------
ABS...........................  Market pricing        Quoted prices (5)             15    -      110     100
                                Consensus pricing     Offered quotes (5)            56    -      106      98
                               ----------------------------------------------------------------------------------
Derivatives
Interest rate.................  Present value         Swap yield (7)               290    -      290
                                   techniques
                               ----------------------------------------------------------------------------------
Foreign currency exchange       Present value         Correlation (8)              40%    -      55%
 rate.........................     techniques
                               ----------------------------------------------------------------------------------
Credit........................  Present value         Credit spreads (9)            98    -      100
                                   techniques
                                Consensus pricing     Offered quotes (10)
                               ----------------------------------------------------------------------------------
Equity market.................  Present value         Volatility (12)              15%    -      27%
                                   techniques or
                                   option pricing
                                   models
                                                      Correlation (8)              70%    -      70%
                               ----------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded       Option pricing        Mortality rates:
 guaranteed minimum                techniques            Ages 0 - 40                0%    -    0.10%
 benefits.....................
                                                         Ages 41 - 60            0.04%    -    0.65%
                                                         Ages 61 - 115           0.26%    -     100%
                                                      Lapse rates:
                                                         Durations 1 - 10        0.50%    -     100%
                                                         Durations 11 - 20          3%    -     100%
                                                         Durations 21 - 116         3%    -     100%
                                                      Utilization rates            20%    -      50%
                                                      Withdrawal rates           0.07%    -      10%
                                                      Long-term equity
                                                        volatilities            17.40%    -      25%
                                                      Nonperformance risk
                                                         spread                  0.03%    -    0.46%

                                                                                   Impact of
                                                                                Increase in Input
                                                          Significant             on Estimated
                               Valuation Techniques   Unobservable Inputs        Fair Value (2)
                               --------------------- -----------------------    -----------------
Fixed maturity securities (3)
U.S. corporate and foreign                            Delta spread
 corporate....................  Matrix pricing           adjustments (4)           Decrease
                                                      Offered quotes (5)           Increase
                                Market pricing        Quoted prices (5)            Increase
                                Consensus pricing     Offered quotes (5)           Increase
                               -------------------------------------------------------------------
RMBS..........................  Market pricing        Quoted prices (5)          Increase (6)
                               -------------------------------------------------------------------
ABS...........................  Market pricing        Quoted prices (5)          Increase (6)
                                Consensus pricing     Offered quotes (5)         Increase (6)
                               -------------------------------------------------------------------
Derivatives
Interest rate.................  Present value         Swap yield (7)             Increase (11)
                                   techniques
                               -------------------------------------------------------------------
Foreign currency exchange       Present value         Correlation (8)            Increase (11)
 rate.........................     techniques
                               -------------------------------------------------------------------
Credit........................  Present value         Credit spreads (9)         Decrease (9)
                                   techniques
                                Consensus pricing     Offered quotes (10)
                               -------------------------------------------------------------------
Equity market.................  Present value         Volatility (12)            Increase (11)
                                   techniques or
                                   option pricing
                                   models
                                                      Correlation (8)
                               -------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded       Option pricing        Mortality rates:
 guaranteed minimum                techniques            Ages 0 - 40             Decrease (13)
 benefits.....................
                                                         Ages 41 - 60            Decrease (13)
                                                         Ages 61 - 115           Decrease (13)
                                                      Lapse rates:
                                                         Durations 1 - 10        Decrease (14)
                                                         Durations 11 - 20       Decrease (14)
                                                         Durations 21 - 116      Decrease (14)
                                                      Utilization rates          Increase (15)
                                                      Withdrawal rates                (16)
                                                      Long-term equity           Increase (17)
                                                        volatilities
                                                      Nonperformance risk        Decrease (18)
                                                         spread

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO, long- term debt, and long-term debt of CSEs -- FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ---------------------------------------------------------------------------------------
                                                           Fixed Maturity Securities
                                         -------------------------------------------------------------
                                                          U.S.                    State and                           Trading
                                                        Treasury                  Political   Foreign     Equity      and FVO
                                         Corporate (1) and Agency Structured (2) Subdivision Government Securities Securities (3)
                                         ------------- ---------- -------------- ----------- ---------- ---------- --------------
                                                                              (In millions)
Balance, January 1, 2014................    $ 8,467       $ 62      $   5,469      $    --     $  274     $  328       $  26
Total realized/unrealized gains
 (losses) included in net income (loss)
 (4) (5)................................         (5)        --             12           --        (49)         7          --
Total realized/unrealized gains
 (losses) included in AOCI..............        218         --            103           --         22          2          --
Purchases (6)...........................      1,763         --          2,740           --         --         19           5
Sales (6)...............................     (1,154)        --         (1,306)          --       (115)       (59)         (8)
Issuances (6)...........................         --         --             --           --         --         --          --
Settlements (6).........................         --         --             --           --         --         --          --
Transfers into Level 3 (7)..............        206         --             84           --         70         --          13
Transfers out of Level 3 (7)............       (967)       (62)        (1,532)          --         --        (82)         (5)
                                            -------       ----      ---------      -------     ------     ------       -----
Balance, December 31, 2014..............      8,528         --          5,570           --        202        215          31
Total realized/unrealized gains
 (losses) included in net income (loss)
 (4) (5)................................         38         --            101           --          1         12          (1)
Total realized/unrealized gains
 (losses) included in AOCI..............       (399)        --            (67)          --         (1)       (53)         --
Purchases (6)...........................      1,546         --          1,393           33        120        127          --
Sales (6)...............................     (1,018)        --         (1,205)          --         (1)       (61)         (1)
Issuances (6)...........................         --         --             --           --         --         --          --
Settlements (6).........................         --         --             --           --         --         --          --
Transfers into Level 3 (7)..............        635         --             32           --         --         88          --
Transfers out of Level 3 (7)............     (1,048)        --         (1,408)          --        (46)        --          --
                                            -------       ----      ---------      -------     ------     ------       -----
Balance, December 31, 2015..............    $ 8,282       $ --      $   4,416      $    33     $  275     $  328       $  29
                                            =======       ====      =========      =======     ======     ======       =====
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2013: (8)..............................    $   (39)      $ --      $      31      $    --     $    4     $  (17)      $   5
                                            =======       ====      =========      =======     ======     ======       =====
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2014: (8)..............................    $    (4)      $ --      $      42      $    --     $    1     $   (5)      $  --
                                            =======       ====      =========      =======     ======     ======       =====
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015: (8)..............................    $     7       $ --      $     102      $    --     $    1     $   --       $  --
                                            =======       ====      =========      =======     ======     ======       =====
Gains (Losses) Data for the year ended
 December 31, 2013
Total realized/unrealized gains
 (losses) included in net income (loss)
 (4) (5)................................    $   (56)      $ --      $      31      $    --     $    6     $  (10)      $  11
Total realized/unrealized gains
 (losses) included in AOCI..............    $   (33)      $ (3)     $     115      $    --     $  (45)    $   79       $  --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------
                                 Residential
                                  Mortgage    Separate                                              Long-term
                     Short-term    Loans -    Account         Net          Net Embedded   Long-term  Debt of
                     Investments     FVO     Assets (9) Derivatives (10) Derivatives (11)   Debt    CSEs - FVO
                     ----------- ----------- ---------- ---------------- ---------------- --------- ----------
                                                           (In millions)
Balance, January 1,
 2014...............    $ 175       $ 338      $1,209        $  36            $   48        $ (43)    $ (28)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (4) (5)............       (1)         20         102            1              (144)          --        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       --          --          --           40                --           --        --
Purchases (6).......      230         124         527          111                --           --        --
Sales (6)...........     (156)       (120)       (376)          --                --           --        --
Issuances (6).......       --          --          81         (159)               --          (30)       --
Settlements (6).....       --         (54)        (28)         (23)               29           20        16
Transfers into
 Level 3 (7)........       --          --         144           --                --           --        --
Transfers out of
 Level 3 (7)........      (18)         --         (44)          --                --           18        --
                        -----       -----      ------        -----            ------        -----     -----
Balance,
 December 31, 2014..      230         308       1,615            6               (67)         (35)      (13)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (4) (5)............       --          20          15          (27)              447           --        --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       --          --          --           (2)               --           --        --
Purchases (6).......      200         136         348            3                --           --        --
Sales (6)...........       --        (121)       (344)          --                --           --        --
Issuances (6).......       --          --          98           --                --          (38)       --
Settlements (6).....       --         (29)        (60)          (3)             (194)          37         2
Transfers into
 Level 3 (7)........       --          --           1           --                --           --        --
Transfers out of
 Level 3 (7)........     (230)         --        (153)          --                --           --        --
                        -----       -----      ------        -----            ------        -----     -----
Balance,
 December 31, 2015..    $ 200       $ 314      $1,520        $ (23)           $  186        $ (36)    $ (11)
                        =====       =====      ======        =====            ======        =====     =====
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2013:
 (8)................    $   1       $   1      $   --        $ (29)           $  115        $  --     $  (2)
                        =====       =====      ======        =====            ======        =====     =====
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014:
 (8)................    $  --       $  20      $   --        $   8            $ (115)       $  --     $  (1)
                        =====       =====      ======        =====            ======        =====     =====
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015:
 (8)................    $  --       $  20      $   --        $ (24)           $  461        $  --     $  --
                        =====       =====      ======        =====            ======        =====     =====
Gains (Losses) Data
 for the year ended
 December 31, 2013..
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (4) (5)............    $ (23)      $   1      $   42        $ (35)           $  102        $  --     $  (2)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...    $  19       $  --      $   --        $ (44)           $   --        $  --     $  --

--------

(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, CMBS, and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)Comprised of Actively traded securities, FVO general account securities and FVO securities held by CSEs.

(4)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(5)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(6)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(7)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(8)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(9)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(10)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(11)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value Option

  The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                         December 31,
                                                                      ------------------
                                                                        2015      2014
                                                                      --------  --------
                                                                         (In millions)
Unpaid principal balance............................................. $    436  $    436
Difference between estimated fair value and unpaid principal balance.     (122)     (128)
                                                                      --------  --------
 Carrying value at estimated fair value.............................. $    314  $    308
                                                                      ========  ========
Loans in non-accrual status.......................................... $    122  $    125

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                                                                       Long-term Debt of
                                                              Long-term Debt              CSEs - FVO
                                                         ------------------------- ------------------------
                                                         December 31, December 31, December 31, December 31,
                                                             2015         2014         2015         2014
                                                         ------------ ------------ ------------ ------------
                                                                            (In millions)
Contractual principal balance...........................   $    82      $    115     $    24      $    26
Difference between estimated fair value and contractual
  principal balance.....................................         4             2         (13)         (13)
                                                           -------      --------     -------      -------
 Carrying value at estimated fair value (1).............   $    86      $    117     $    11      $    13
                                                           =======      ========     =======      =======

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                        At December 31,              Years Ended December 31,
                                                   -------------------------------- --------------------------
                                                    2015        2014       2013       2015     2014     2013
                                                    -------    --------   --------  --------- ------  --------
                                                   Carrying Value After Measurement       Gains (Losses)
                                                   -------------------------------- --------------------------
                                                                             (In millions)
Mortgage loans (1)................................ $    40    $     94   $    175   $     (1) $    2  $     24
Other limited partnership interests (2)........... $    57    $    109   $     71   $    (31) $  (70) $    (40)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                December 31, 2015
                                             --------------------------------------------------------
                                                              Fair Value Hierarchy
                                                       -----------------------------------
                                                                                             Total
                                             Carrying                                      Estimated
                                              Value        Level 1     Level 2     Level 3 Fair Value
                                             --------- ----------- ----------- ----------- ----------
                                                                  (In millions)
Assets
Mortgage loans.............................. $  53,408  $      --   $      --   $  54,969  $  54,969
Policy loans................................ $   8,134  $      --   $     330   $   9,539  $   9,869
Real estate joint ventures.................. $      12  $      --   $      --   $      39  $      39
Other limited partnership interests......... $     467  $      --   $      --   $     553  $     553
Other invested assets....................... $   2,372  $      --   $   2,197   $     202  $   2,399
Premiums, reinsurance and other receivables. $  13,879  $      --   $     229   $  14,610  $  14,839
Liabilities
Policyholder account balances............... $  71,331  $      --   $      --   $  73,506  $  73,506
Long-term debt.............................. $   1,618  $      --   $   1,912   $      --  $   1,912
Other liabilities........................... $  19,545  $      --   $     323   $  19,882  $  20,205
Separate account liabilities................ $  60,767  $      --   $  60,767   $      --  $  60,767

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                            December 31, 2014
                                         --------------------------------------------------------
                                                          Fair Value Hierarchy
                                                   -----------------------------------
                                                                                         Total
                                         Carrying                                      Estimated
                                          Value        Level 1     Level 2     Level 3 Fair Value
                                         --------- ----------- ----------- ----------- ----------
                                                              (In millions)
Assets
Mortgage loans.......................... $  48,751  $      --   $      --   $  50,992  $  50,992
Policy loans............................ $   8,491  $      --   $     796   $   9,614  $  10,410
Real estate joint ventures.............. $      30  $      --   $      --   $      54  $      54
Other limited partnership interests..... $     635  $      --   $      --   $     819  $     819
Other invested assets................... $   2,385  $      --   $   2,270   $     220  $   2,490
Premiums, reinsurance and other
 receivables............................ $  13,845  $      --   $      94   $  14,607  $  14,701
Liabilities
Policyholder account balances........... $  73,225  $      --   $      --   $  75,481  $  75,481
Long-term debt.......................... $   1,897  $      --   $   2,029   $     268  $   2,297
Other liabilities....................... $  20,139  $      --   $     609   $  20,133  $  20,742
Separate account liabilities............ $  60,840  $      --   $  60,840   $      --  $  60,840

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

    These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts ("TCA"). The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies.

    Valuations of instruments classified as Level 2 are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Valuations of instruments classified as Level 3 are based primarily on discounted cash flow methodologies that utilize unobservable discount rates that can vary significantly based upon the specific terms of each individual arrangement.

  Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment tests, the Company utilized the qualitative assessment for all of its reporting units and determined it was not more likely than not that the fair value of any of the reporting units was less than its carrying amount, and, therefore no further testing was needed for these reporting units.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                         Group,
                                       Voluntary & Corporate
                                        Worksite    Benefit  Corporate
                                Retail  Benefits    Funding   & Other   Total
                                ------ ----------- --------- --------- ------
                                                (In millions)
  Balance at January 1, 2013
  Goodwill..................... $  37     $  68     $    2    $    4   $  111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net.........    27        68          2         4      101

  Balance at December 31, 2013
  Goodwill.....................    37        68          2         4      111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net.........    27        68          2         4      101
  Balance at December 31, 2014
  Goodwill.....................    37        68          2         4      111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net.........    27        68          2         4      101
  Balance at December 31, 2015
  Goodwill.....................    37        68          2         4      111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net......... $  27     $  68     $    2    $    4   $  101
                                =====     =====     ======    ======   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt


  Long-term and short-term debt outstanding was as follows:

                                       Interest Rates (1)                            December 31,
                                    ------------------------                     ---------------------
                                                       Weighted
                                         Range         Average    Maturity          2015       2014
                                    ---------------    -------- -------------    ---------- ----------
                                                                                     (In millions)
Surplus notes -- affiliated........ 3.00%  -     7.38%  6.59%   2037              $     695 $      883
Surplus notes...................... 7.63%  -     7.88%  7.80%   2024  -     2025        502        701
Mortgage loans -- affiliated....... 2.13%  -     7.26%  4.10%                 --         --        242
Senior notes -- affiliated......... 0.92%  -     2.78%  2.09%   2021  -     2022         50         78
Other notes........................ 1.36%  -     8.00%  3.12%   2016  -     2030        457        110
                                                                                 ---------- ----------
  Total long-term debt (2).........                                                   1,704      2,014
  Total short-term debt............                                                     100        100
                                                                                 ---------- ----------
   Total...........................                                              $    1,804 $    2,114
                                                                                 ========== ==========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2015.

(2)Excludes $11 million and $13 million of long-term debt relating to CSEs -- FVO at December 31, 2015 and 2014, respectively. See Note 10.

  The aggregate maturities of long-term debt at December 31, 2015 for the next five years and thereafter are $20 million in 2016, $0 in each of 2017 through 2019, $350 million in 2020 and $1.3 billion thereafter.

  Mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the insurance department of the state of domicile.

Debt Issuance -- Other Notes

  In December 2015, MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary of Metropolitan Life Insurance Company, entered into a five-year credit agreement (the "MPEH Credit Agreement") and borrowed $350 million under term loans that mature in December 2020. The loans bear interest at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. In connection with the borrowing, $6 million of costs were incurred which have been capitalized and included in other assets. These costs are being amortized over the term of the loans. Additionally, the MPEH Credit Agreement provides for MPEH to borrow up to $100 million on a revolving basis at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. There were no revolving loans outstanding under the MPEH Credit Agreement at December 31, 2015. Term loans and revolving loans borrowed under the MPEH Credit Agreement are non-recourse to Metropolitan Life Insurance Company.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt (continued)


Debt Repayments

  In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to MetLife USA due in January 2016.

  In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the "Superintendent").

  In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.

  During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to MetLife USA due in January 2020.

  In November 2014, a wholly-owned real estate subsidiary of the Company repaid in cash $60 million of its 7.01% mortgage loans issued to MetLife USA due in January 2020. It also repaid in cash $60 million of its 4.67% mortgage loans issued to MetLife USA due in January 2017.

  In September 2014, the Company repaid in cash, at maturity, $217 million of surplus notes issued to MetLife Mexico S.A. The redemption was approved by the Superintendent.

Short-term Debt

  Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                        -------------------------
                                            2015         2014
                                        ------------ ------------
                                              (In millions)
              Commercial paper......... $        100 $        100
              Average daily balance.... $        100 $        109
              Average days outstanding.      68 days      69 days

  During the years ended December 31, 2015, 2014 and 2013, the weighted average interest rate on short-term debt was 0.15%, 0.10% and 0.12%, respectively.

Interest Expense

  Interest expense related to long-term and short-term debt included in other expenses was $122 million, $150 million and $150 million for the years ended December 31, 2015, 2014 and 2013, respectively. These amounts include $67 million, $88 million and $91 million of interest expense related to affiliated debt for the years ended December 31, 2015, 2014 and 2013, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See
Note 8.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt (continued)


Credit and Committed Facilities

  At December 31, 2015, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $4.0 billion unsecured credit facility (the "Credit Facility"), and Missouri Reinsurance, Inc. ("MoRe"), a wholly-owned subsidiary of Metropolitan Life Insurance Company, along with MetLife, Inc., maintained a $210 million committed facility (the "Committed Facility"). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

 Credit Facility

   The Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $4 million, $4 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively, and were included in other expenses.

   Information on the Credit Facility at December 31, 2015 was as follows:

                                                               Letters of
                                                      Maximum    Credit               Unused
Borrower(s)                               Expiration  Capacity Issued (1) Drawdowns Commitments
---------------------------------------- ----------   -------- ---------- --------- -----------
                                                                    (In millions)
MetLife, Inc. and MetLife Funding, Inc.. May 2019 (2) $  4,000   $  484     $  --    $  3,516

--------

(1)MetLife, Inc. and MetLife Funding, are severally liable for their respective obligations under the Credit Facility. MetLife Funding is not an applicant under letters of credit outstanding as of December 31, 2015 and is not responsible for any reimbursement obligations under such letters of credit.

(2)All borrowings under the Credit Facility must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020.

 Committed Facility

   The Committed Facility is used for collateral for certain of its affiliated reinsurance liabilities. Total fees associated with the Committed Facility was $4 million, $4 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. Information on the Committed Facility at December 31, 2015 was as follows:

                                                                     Letters of
                                                            Maximum    Credit               Unused
Account Party/Borrower(s)                      Expiration   Capacity Issued (1) Drawdowns Commitments
--------------------------------------------- ----------    -------- ---------- --------- -----------
                                                                          (In millions)
MetLife, Inc. and Missouri Reinsurance, Inc.. June 2016 (2)  $  210    $  210     $  --      $  --

--------

(1)MoRe had outstanding $210 million in letters of credit at December 31, 2015.

(2)Capacity at December 31, 2015 of $210 million decreases in March 2016 and June 2016 to $200 million and $0, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt (continued)


   In addition to the Committed Facility, see also "-- Debt Issuance -- Other Notes" for information about the undrawn line of credit facility in the amount of $100 million.

Debt and Facility Covenants

  Certain of the Company's debt instruments, as well as the Credit Facility and Committed Facility, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2015.

13. Equity

Stock-Based Compensation Plans

 Overview

   In accordance with a service agreement with an affiliate, the Company was allocated a proportionate share of stock-based compensation expenses. The stock-based compensation expenses recognized by the Company are related to awards under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan (together, the "Stock Plans"), payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.

 Description of Plan -- General Terms

   Under the Stock Plans, awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the Stock Plans with reference to Shares).

   Compensation expense related to awards under the Stock Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the Stock Plans is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the Stock Plans are made in the first quarter of each year.

   The expense related to stock-based compensation included in other expenses was $85 million, $100 million and $122 million for the years ended
 December 31, 2015, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

  The states of domicile of Metropolitan Life Insurance Company and its U.S. insurance subsidiaries impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Metropolitan Life Insurance Company and its U.S. insurance subsidiaries were each in excess of 350% for all periods presented.

  Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective actions commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $31 million and the aggregate actual regulatory capital and surplus was $488 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

  Metropolitan Life Insurance Company and its U.S. insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its U.S. insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Metropolitan Life Insurance Company and its U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.

  New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of MLIC for the years ended December 31, 2015 and 2014 by an amount of $1.2 billion and $2.3 billion, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The tables below present amounts from Metropolitan Life Insurance Company and its U.S. insurance subsidiaries, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

  Statutory net income (loss) was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
Company                                  State of Domicile   2015     2014    2013
---------------------------------------- ----------------- -------- -------- ------
                                                                (In millions)
Metropolitan Life Insurance Company.....     New York      $  3,703 $  1,487 $  369
New England Life Insurance Company......   Massachusetts   $    157 $    303 $  103
General American Life Insurance Company.     Missouri      $    204 $    129 $   60

  Statutory capital and surplus was as follows at:

                                                      December 31,
                                                   -------------------
          Company                                    2015      2014
          ---------------------------------------- --------- ---------
                                                      (In millions)
          Metropolitan Life Insurance Company..... $  14,485 $  12,008
          New England Life Insurance Company...... $     632 $     675
          General American Life Insurance Company. $     984 $     867

Dividend Restrictions

  The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                                2016          2015     2014
                                          ----------------- -------- --------
                                          Permitted Without
 Company                                      Approval      Paid (1) Paid (1)
 ---------------------------------------- ----------------- -------- --------
                                                      (In millions)
 Metropolitan Life Insurance Company (3).     $  3,753      $  1,489  $  821(2)

--------

(1)Reflects all amounts paid, including those requiring regulatory approval.

(2)During December 2014, Metropolitan Life Insurance Company distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million, as calculated on a statutory basis.

(3)As discussed below, the New York Insurance Law was amended, permitting Metropolitan Life Insurance Company to pay dividends without prior regulatory approval under one of two alternative formulations beginning in 2016. The dividend amount that Metropolitan Life Insurance Company may pay during 2016 under the new formulation is reflected in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting Metropolitan Life Insurance Company without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company's insurance subsidiaries without regulatory approval and dividends paid:

                                               2016          2015        2014
                                         ----------------- --------- ---------
                                         Permitted Without
Company                                    Approval (1)    Paid (2)    Paid (2)
---------------------------------------- ----------------- --------- ---------
                                                       (In millions)
New England Life Insurance Company......     $     156     $     199 $     227 (3)
General American Life Insurance Company.     $     136     $      -- $      --

--------

(1)Reflects dividend amounts that may be paid during 2016 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2016, some or all of such dividends may require regulatory approval.

(2)Includes all amounts paid, including those requiring regulatory approval.

(3)During December 2014, New England Life Insurance Company ("NELICO") distributed shares of an affiliate to Metropolitan Life Insurance Company as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis. Also during December 2014, NELICO paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)

amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, unassigned funds (surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  For the years ended December 31, 2015 and 2014, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $159 million and $95 million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, was as follows:

                                         Unrealized                         Foreign    Defined
                                      Investment Gains   Unrealized Gains  Currency    Benefit
                                      (Losses), Net of     (Losses) on    Translation   Plans
                                     Related Offsets (1)   Derivatives    Adjustments Adjustment   Total
                                     ------------------- ---------------- ----------- ---------- ---------
                                                                 (In millions)
Balance at December 31, 2012........      $  5,654           $    685      $     18   $  (2,349) $   4,008
OCI before reclassifications........        (3,321)              (677)           22       1,396     (2,580)
Deferred income tax benefit
  (expense).........................         1,145                237            (9)       (490)       883
                                          --------           --------      --------   ---------  ---------
 AOCI before reclassifications, net
   of income tax....................         3,478                245            31      (1,443)     2,311
Amounts reclassified from AOCI......           (16)               (14)           --        (205)      (235)
Deferred income tax benefit
  (expense).........................             6                  5            --          71         82
                                          --------           --------      --------   ---------  ---------
 Amounts reclassified from AOCI,
   net of income tax................           (10)                (9)           --        (134)      (153)
                                          --------           --------      --------   ---------  ---------
Balance at December 31, 2013........         3,468                236            31      (1,577)     2,158
OCI before reclassifications........         4,095                606           (44)     (1,181)     3,476
Deferred income tax benefit
  (expense).........................        (1,409)              (212)           10         406     (1,205)
                                          --------           --------      --------   ---------  ---------
 AOCI before reclassifications, net
   of income tax....................         6,154                630            (3)     (2,352)     4,429
Amounts reclassified from AOCI......            70                682            --         180        932
Deferred income tax benefit
  (expense).........................           (24)              (239)           --         (64)      (327)
                                          --------           --------      --------   ---------  ---------
 Amounts reclassified from AOCI,
   net of income tax................            46                443            --         116        605
                                          --------           --------      --------   ---------  ---------
Balance at December 31, 2014........         6,200              1,073            (3)     (2,236)     5,034
OCI before reclassifications........        (4,839)               (19)         (101)        113     (4,846)
Deferred income tax benefit
  (expense).........................         1,715                  6            30         (40)     1,711
                                          --------           --------      --------   ---------  ---------
 AOCI before reclassifications, net
   of income tax....................         3,076              1,060           (74)     (2,163)     1,899
Amounts reclassified from AOCI......           405                578            --         229      1,212
Deferred income tax benefit
  (expense).........................          (144)              (202)           --         (80)      (426)
                                          --------           --------      --------   ---------  ---------
 Amounts reclassified from AOCI,
   net of income tax................           261                376            --         149        786
                                          --------           --------      --------   ---------  ---------

Balance at December 31, 2015........      $  3,337           $  1,436      $    (74)  $  (2,014) $   2,685
                                          ========           ========      ========   =========  =========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                     Consolidated Statement of Operations
                                                                                       and Comprehensive Income (Loss)
AOCI Components                                       Amounts Reclassified from AOCI              Locations
--------------------------------------------------    ---------------------------    ------------------------------------
                                                        Years Ended December 31,
                                                      ---------------------------
                                                        2015        2014      2013
                                                      --------    --------  -------
                                                             (In millions)
Net unrealized investment gains (losses):............
  Net unrealized investment gains (losses)........... $   (208)   $   (103) $    (9)    Net investment gains (losses)
  Net unrealized investment gains (losses)...........       31          40       53     Net investment income
  Net unrealized investment gains (losses)...........     (228)         (7)     (28)    Net derivative gains (losses)
                                                      --------    --------  -------
    Net unrealized investment gains (losses),
     before income tax...............................     (405)        (70)      16
    Income tax (expense) benefit.....................      144          24       (6)
                                                      --------    --------  -------
    Net unrealized investment gains (losses), net
     of income tax................................... $   (261)   $    (46) $    10
                                                      ========    ========  =======
Unrealized gains (losses) on derivatives -- cash
 flow hedges:........................................
  Interest rate swaps................................ $     83    $     41  $    20     Net derivative gains (losses)
  Interest rate swaps................................       11           9        8     Net investment income
  Interest rate forwards.............................        4          (8)       1     Net derivative gains (losses)
  Interest rate forwards.............................        2           2        2     Net investment income
  Foreign currency swaps.............................     (679)       (725)     (15)    Net derivative gains (losses)
  Foreign currency swaps.............................       (1)         (2)      (3)    Net investment income
  Credit forwards....................................        1          --       --     Net derivative gains (losses)
  Credit forwards....................................        1           1        1     Net investment income
                                                      --------    --------  -------
    Gains (losses) on cash flow hedges, before
     income tax......................................     (578)       (682)      14
    Income tax (expense) benefit.....................      202         239       (5)
                                                      --------    --------  -------
    Gains (losses) on cash flow hedges, net of
     income tax...................................... $   (376)   $   (443) $     9
                                                      ========    ========  =======
Defined benefit plans adjustment: (1)................
  Amortization of net actuarial gains (losses)....... $   (233)   $   (180) $   274
  Amortization of prior service (costs) credit.......        4          --      (69)
                                                      --------    --------  -------
    Amortization of defined benefit plan items,
     before income tax...............................     (229)       (180)     205
    Income tax (expense) benefit.....................       80          64      (71)
                                                      --------    --------  -------
    Amortization of defined benefit plan items,
     net of income tax............................... $   (149)   $   (116) $   134
                                                      ========    ========  =======
Total reclassifications, net of income tax........... $   (786)   $   (605) $   153
                                                      ========    ========  =======

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 15.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses

  Information on other expenses was as follows:

                                           Years Ended December 31,
                                         ----------------------------
                                           2015      2014      2013
                                         --------  --------  --------
                                                 (In millions)
Compensation............................ $  2,056  $  2,257  $  2,392
Pension, postretirement and
  postemployment benefit costs..........      241       322       364
Commissions.............................      685       828       781
Volume-related costs....................      221        70       253
Affiliated interest costs on ceded and
  assumed reinsurance...................      807     1,009     1,033
Capitalization of DAC...................     (482)     (424)     (562)
Amortization of DAC and VOBA............      742       695       261
Interest expense on debt................      122       151       153
Premium taxes, licenses and fees........      355       328       263
Professional services...................    1,133     1,013       989
Rent and related expenses, net of
  sublease income.......................       87       128       143
Other (1)...............................      291      (306)      (82)
                                         --------  --------  --------
  Total other expenses.................. $  6,258  $  6,071  $  5,988
                                         ========  ========  ========

--------

(1)See Note 16 for information on the charge related to income tax for the year ended December 31, 2015.

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

  Interest expense on debt includes interest expense (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife commenced an enterprise-wide strategic initiative in 2012. This global strategy focuses on leveraging MetLife's scale to improve the value it provides to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in its technology, platforms and functionality to improve its current operations and develop new capabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                           Years Ended December 31,
                               -------------------------------------------------------------------------------
                                          2015                       2014                       2013
                               -------------------------  -------------------------  -------------------------
                                         Lease and                  Lease and                  Lease and
                                           Asset                      Asset                      Asset
                               Severance Impairment Total Severance Impairment Total Severance Impairment Total
                               --------- ---------- ----- --------- ---------- ----- --------- ---------- -----
                                                                (In millions)
Balance at January 1,.........   $ 31       $ 6     $ 37    $ 39       $ 6     $ 45    $ 22       $ --    $ 22
Restructuring charges.........     52         4       56      66         8       74      87         16     103
Cash payments.................    (66)       (6)     (72)    (74)       (8)     (82)    (70)       (10)    (80)
                                 ----       ---     ----    ----       ---     ----    ----       ----    ----
Balance at December 31,.......   $ 17       $ 4     $ 21    $ 31       $ 6     $ 37    $ 39       $  6    $ 45
                                 ====       ===     ====    ====       ===     ====    ====       ====    ====
Total restructuring charges
  incurred since inception of
  initiative..................   $306       $46     $352    $254       $42     $296    $188       $ 34    $222
                                 ====       ===     ====    ====       ===     ====    ====       ====    ====

  Management estimates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2016 to be $5 million.

15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)

  Obligations and Funded Status

                                                                        December 31,
                                                   ------------------------------------------------------
                                                              2015                        2014
                                                   --------------------------  --------------------------
                                                                    Other                       Other
                                                     Pension    Postretirement   Pension    Postretirement
                                                   Benefits (1)    Benefits    Benefits (1)    Benefits
                                                   ------------ -------------- ------------ --------------
                                                                       (In millions)
Change in benefit obligations
Benefit obligations at January 1,................. $    10,262    $    2,129    $    8,130    $    1,861
 Service costs....................................         217            15           183            14
 Interest costs...................................         404            88           413            92
 Plan participants' contributions.................          --            30            --            30
 Net actuarial (gains) losses.....................        (626)         (233)        1,461           264
 Settlements and curtailments.....................          --            --           (13)           (6)
 Change in benefits and other.....................          --           (14)          574           (16)
 Benefits paid....................................        (497)         (109)         (486)         (109)
 Effect of foreign currency translation...........          --            (1)           --            (1)
                                                   -----------    ----------    ----------    ----------
Benefit obligations at December 31,...............       9,760         1,905        10,262         2,129
                                                   -----------    ----------    ----------    ----------
Change in plan assets
Estimated fair value of plan assets at January 1,.       8,750         1,426         7,305         1,352
 Actual return on plan assets.....................        (138)            3         1,018           112
 Change in benefits and other.....................          --            --           523            --
 Plan participants' contributions.................          --            30            --            30
 Employer contributions...........................         375            22           390            41
 Benefits paid....................................        (497)         (109)         (486)         (109)
                                                   -----------    ----------    ----------    ----------
Estimated fair value of plan assets at
  December 31,....................................       8,490         1,372         8,750         1,426
                                                   -----------    ----------    ----------    ----------
 Over (under) funded status at December 31,....... $    (1,270)   $     (533)   $   (1,512)   $     (703)
                                                   ===========    ==========    ==========    ==========
Amounts recognized on the consolidated
  balance sheets
 Other assets..................................... $        --    $       --    $       --    $       --
 Other liabilities................................      (1,270)         (533)       (1,512)         (703)
                                                   -----------    ----------    ----------    ----------
   Net amount recognized.......................... $    (1,270)   $     (533)   $   (1,512)   $     (703)
                                                   ===========    ==========    ==========    ==========
AOCI
 Net actuarial (gains) losses..................... $     2,894    $      221    $    3,034    $      420
 Prior service costs (credit).....................          (1)          (14)           (2)          (10)
                                                   -----------    ----------    ----------    ----------
   AOCI, before income tax........................ $     2,893    $      207    $    3,032    $      410
                                                   ===========    ==========    ==========    ==========
Accumulated benefit obligation.................... $     9,439           N/A    $    9,729           N/A
                                                   ===========                  ==========

--------

(1)Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


  Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                               December 31,
                                     -----------------------------------------------------------------
                                          2015             2014            2015              2014
                                       ----------      -----------       ----------    ----------
                                     PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                         of Plan Assets                  of Plan Assets
                                     -------------------------------- --------------------------------
                                                               (In millions)
Projected benefit obligations....... $    9,759      $    10,241      $    1,832       $    1,981
Accumulated benefit obligations..... $    9,439      $     9,709      $    1,751       $    1,789
Estimated fair value of plan assets. $    8,490      $     8,719      $      646       $      676

 Net Periodic Benefit Costs

   The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                              Years Ended December 31,
                                  --------------------------------------------------------------------------------
                                             2015                       2014                        2013
                                  -------------------------  --------------------------  -------------------------
                                                 Other                       Other                      Other
                                   Pension   Postretirement   Pension    Postretirement   Pension   Postretirement
                                   Benefits     Benefits      Benefits      Benefits      Benefits     Benefits
                                  ---------  --------------  ----------  --------------  ---------  --------------
                                                                    (In millions)
Net periodic benefit costs
 Service costs................... $     217       $      15  $      200        $     14  $     214       $      17
 Interest costs..................       404              88         437              92        366              85
 Settlement and curtailment
   costs.........................        --              --          14               2         --              --
 Expected return on plan
   assets........................      (538)            (80)       (475)            (75)      (453)            (74)
 Amortization of net actuarial
   (gains) losses................       190              43         169              11        219              51
 Amortization of prior service
   costs (credit)................        (1)             (3)          1              (1)         6             (69)
 Allocated to affiliates.........       (59)            (18)        (54)            (11)       (12)             --
                                  ---------       ---------  ----------        --------  ---------       ---------
   Total net periodic benefit
     costs (credit)..............       213              45         292              32        340              10
                                  ---------       ---------  ----------        --------  ---------       ---------
Other changes in plan assets and
  benefit obligations recognized
  in OCI
 Net actuarial (gains) losses....        50            (156)        996             222       (492)           (532)
 Prior service costs (credit)....        --              (7)        (18)            (12)        --              --
 Amortization of net actuarial
   (gains) losses................      (190)            (43)       (169)            (11)      (219)            (55)
 Amortization of prior service
   (costs) credit................         1               3          (1)              1         (6)             75
                                  ---------       ---------  ----------        --------  ---------       ---------
   Total recognized in OCI.......      (139)           (203)        808             200       (717)           (512)
                                  ---------       ---------  ----------        --------  ---------       ---------
     Total recognized in net
       periodic benefit costs
       and OCI................... $      74       $    (158) $    1,100        $    232  $    (377)      $    (502)
                                  =========       =========  ==========        ========  =========       =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


  The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $193 million and ($1) million, and $13 million and ($7) million, respectively.

 Assumptions

    Assumptions used in determining benefit obligations were as follows:

                                    Pension Benefits Other Postretirement Benefits
                                    ---------------- -----------------------------
December 31, 2015
Weighted average discount rate.....      4.50%                   4.60%
Rate of compensation increase......  2.25% - 8.50%                N/A
December 31, 2014
Weighted average discount rate.....      4.10%                   4.10%
Rate of compensation increase......  2.25% - 8.50%                N/A

    Assumptions used in determining net periodic benefit costs were as follows:

                                    Pension Benefits Other Postretirement Benefits
                                    ---------------- -----------------------------
Year Ended December 31, 2015
Weighted average discount rate.....      4.10%                   4.10%
Weighted average expected rate of
  return on plan assets............      6.25%                   5.70%
Rate of compensation increase......  2.25% - 8.50%                N/A
Year Ended December 31, 2014
Weighted average discount rate.....      5.15%                   5.15%
Weighted average expected rate of
  return on plan assets............      6.25%                   5.70%
Rate of compensation increase......  3.50% - 7.50%                N/A
Year Ended December 31, 2013
Weighted average discount rate.....      4.20%                   4.20%
Weighted average expected rate of
  return on plan assets............      6.24%                   5.76%
Rate of compensation increase......  3.50% - 7.50%                N/A

    The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

    The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

    The weighted average expected rate of return on plan assets for use in that plan's valuation in 2016 is currently anticipated to be 6.00% for pension benefits and 5.52% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


    The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                        December 31,
                                                            -------------------------------------
                                                                   2015               2014
                                                            ------------------- -----------------
                                                             Before  Age 65 and Before Age 65 and
                                                             Age 65    older    Age 65   older
                                                            -------- ---------- ------ ----------
Following year.............................................     6.3%    10.3%     6.4%     6.4%
Ultimate rate to which cost increase is assumed to decline.     4.2%     4.6%     4.4%     4.7%
Year in which the ultimate trend rate is reached...........     2086     2091     2094     2089

    Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2015:

                                                          One Percent One Percent
                                                           Increase    Decrease
                                                          ----------- -----------
                                                               (In millions)
Effect on total of service and interest costs components.  $     15   $     (12)
Effect of accumulated postretirement benefit obligations.  $    253   $    (207)

    As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife's demographic experience and reflects the current best estimate of expected mortality rates for MetLife's participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

  Plan Assets

    The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company's insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

    The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)

  medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

    The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

    Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

    The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2015 for the Invested Plans:

                                                        December 31,
                          ----------------------------------------------------------------------------
                                         2015                                    2014
                          -------------------------------------- -------------------------------------
                                            Other Postretirement                  Other Postretirement
                          Pension Benefits      Benefits         Pension Benefits       Benefits
                          ----------------- -------------------- ---------------- --------------------
                                   Actual              Actual         Actual
                          Target Allocation Target   Allocation     Allocation     Actual Allocation
                          ------ ---------- ------   ----------  ---------------- --------------------
Asset Class
Fixed maturity securities  80%         71%   76%           73%            69%                71%
Equity securities........  10%         14%   24%           25%            15%                27%
Alternative
  securities (1).........  10%         15%   --%            2%            16%                 2%
                                  --------            --------       --------           --------
  Total assets...........             100%                100%           100%               100%
                                  ========            ========       ========           ========

--------

(1)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Other postretirement benefits do not include postretirement life's target and actual allocation of plan assets that are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


  Estimated Fair Value

    The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

    The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                   December 31, 2015
                                         ---------------------------------------------------------------------
                                                  Pension Benefits                       Other Postretirement Benefits
                                         -----------------------------------           ---------------------------------
                                           Fair Value Hierarchy                         Fair Value Hierarchy
                                         -------------------------                     -----------------------
                                                                             Total                                    Total
                                                                           Estimated                                Estimated
                                                                             Fair                                     Fair
                                         Level 1     Level 2     Level 3     Value     Level 1   Level 2   Level 3    Value
                                         --------    --------    -------   ---------   -------   -------   -------  ---------
                                                                     (In millions)
Assets
Fixed maturity securities:
 Corporate.............................. $     --    $  2,905    $   78    $  2,983    $   18    $  280     $   1   $    299
 U.S. government bonds..................      994         493        --       1,487       193        12        --        205
 Foreign bonds..........................       --         677        17         694        --        61        --         61
 Federal agencies.......................       --         228        --         228        --        34        --         34
 Municipals.............................       --         302        --         302        --        55        --         55
 Other (1)..............................       --         354         7         361        --        47        --         47
                                         --------    --------    ------    --------    ------    ------     -----   --------
   Total fixed maturity securities......      994       4,959       102       6,055       211       489         1        701
                                         --------    --------    ------    --------    ------    ------     -----   --------
Equity securities:
 Common stock -- domestic...............      751          24        --         775       126        --        --        126
 Common stock -- foreign................      378          --        --         378       111        --        --        111
                                         --------    --------    ------    --------    ------    ------     -----   --------
   Total equity securities..............    1,129          24        --       1,153       237        --        --        237
                                         --------    --------    ------    --------    ------    ------     -----   --------
Other investments.......................       --          84       722         806        --        --        --         --
Short-term investments..................       10         304        --         314         1       431        --        432
Money market securities.................        9          49        --          58        --        --        --         --
Derivative assets.......................       26           3        75         104         2        --        --          2
                                         --------    --------    ------    --------    ------    ------     -----   --------
     Total assets....................... $  2,168    $  5,423    $  899    $  8,490    $  451    $  920     $   1   $  1,372
                                         ========    ========    ======    ========    ======    ======     =====   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


                                                                 December 31, 2014
                                       ---------------------------------------------------------------------
                                                Pension Benefits                      Other Postretirement Benefits
                                       -----------------------------------          ---------------------------------
                                         Fair Value Hierarchy                        Fair Value Hierarchy
                                       -------------------------                    -----------------------
                                                                           Total                                  Total
                                                                         Estimated                              Estimated
                                                                           Fair                                   Fair
                                       Level 1     Level 2     Level 3     Value    Level 1   Level 2   Level 3   Value
                                       --------    --------    -------   ---------  -------   -------   ------- ---------
                                                                          (In millions)
Assets
Fixed maturity securities:
  Corporate........................... $     --    $  2,638    $   80    $  2,718   $   42    $  244     $   3  $    289
  U.S. government bonds...............    1,605         223        --       1,828      169        12        --       181
  Foreign bonds.......................       --         718        17         735       --        68        --        68
  Federal agencies....................       --         254        --         254       --        35        --        35
  Municipals..........................       --         270        --         270       --        74        --        74
  Other (1)...........................       --         188         8         196       --        63        --        63
                                       --------    --------    ------    --------   ------    ------     -----  --------
    Total fixed maturity securities...    1,605       4,291       105       6,001      211       496         3       710
                                       --------    --------    ------    --------   ------    ------     -----  --------
Equity securities:
  Common stock -- domestic............      951          --        --         951      188        --        --       188
  Common stock -- foreign.............      394          --        --         394       80        --        --        80
                                       --------    --------    ------    --------   ------    ------     -----  --------
    Total equity securities...........    1,345          --        --       1,345      268        --        --       268
                                       --------    --------    ------    --------   ------    ------     -----  --------
Other investments.....................       --          24       743         767       --        --        --        --
Short-term investments................      189         273        --         462       14       433        --       447
Money market securities...............       29          56        --          85       --        --        --        --
Derivative assets.....................       11           7        72          90       --         1        --         1
                                       --------    --------    ------    --------   ------    ------     -----  --------
     Total assets..................... $  3,179    $  4,651    $  920    $  8,750   $  493    $  930     $   3  $  1,426
                                       ========    ========    ======    ========   ======    ======     =====  ========

--------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)

    A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                 ----------------------------------------------------------------------
                                                        Pension Benefits
                                 ----------------------------------------------------------------------
                                                                      Equity
                                  Fixed Maturity Securities         Securities
                                 ---------------------------------  ----------
                                                                      Common
                                             Foreign                 Stock -       Other     Derivative
                                 Corporate    Bonds     Other (1)    Domestic   Investments    Assets
                                 ---------   -------    ---------   ----------  -----------  ----------
                                                              (In millions)
Balance, January 1, 2014........  $    55    $    10     $    19    $     139    $     563    $     33
Realized gains (losses).........        3         --          --           --          (13)        (16)
Unrealized gains (losses).......       --         --          --           --          114          19
Purchases, sales, issuances and
  settlements, net..............       11          5          (2)          --         (104)         34
Transfers into and/or out of
  Level 3.......................       11          2          (9)        (139)         183           2
                                  -------     -------    -------    ---------    ---------    --------
Balance, December 31, 2014......  $    80    $    17     $     8    $      --    $     743    $     72
Realized gains (losses).........        1         --          --           --           --         (11)
Unrealized gains (losses).......       (5)        --           1           --           55          (9)
Purchases, sales, issuances and
  settlements, net..............        8          1          (1)          --          (76)         23
Transfers into and/or out of
  Level 3.......................       (6)        (1)         (1)          --           --          --
                                  -------     -------    -------    ---------    ---------    --------
Balance, December 31, 2015......  $    78    $    17     $     7    $      --    $     722    $     75
                                  =======     =======    =======    =========    =========    ========

--------

(1)Other includes ABS and collateralized mortgage obligations.

    Other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant for the years ended December 31, 2015 and 2014.

  Expected Future Contributions and Benefit Payments

    It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2016. The Company expects to make discretionary contributions to the qualified pension plan of $300 million in 2016. For information on employer contributions, see "-- Obligations and Funded Status."

    Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $65 million to fund the benefit payments in 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


    Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2016 to pay postretirement medical claims.

    Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                              Pension Benefits Other Postretirement Benefits
                                              ---------------- -----------------------------
                                                              (In millions)
2016.........................................    $      512              $     84
2017.........................................    $      534              $     85
2018.........................................    $      545              $     88
2019.........................................    $      563              $     90
2020.........................................    $      583              $     93
2021-2025....................................    $    3,202              $    501

  Additional Information

    As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $55 million, $50 million and $49 million for the years ended December 31, 2015, 2014 and 2013, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was ($130) million, $1.2 billion and $20 million for the years ended December 31, 2015, 2014 and 2013, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $72 million, $68 million and $84 million for the years ended December 31, 2015, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax

  The provision for income tax from continuing operations was as follows:

                                            Years Ended December 31,
                                        -------------------------------
                                           2015       2014       2013
                                        ---------- ---------- ---------
                                                 (In millions)
       Current:
         Federal....................... $    1,384 $      901 $     789
         State and local...............         20          3         2
         Foreign.......................         36         74       176
                                        ---------- ---------- ---------
          Subtotal.....................      1,440        978       967
                                        ---------- ---------- ---------
       Deferred:
         Federal.......................        315        538      (411)
         Foreign.......................         27         16       125
                                        ---------- ---------- ---------
          Subtotal.....................        342        554      (286)
                                        ---------- ---------- ---------
            Provision for income tax
              expense (benefit)........ $    1,782 $    1,532 $     681
                                        ========== ========== =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                           Years Ended December 31,
                                          --------------------------
                                            2015     2014     2013
                                          -------- -------- --------
                                                (In millions)
           Income (loss) from continuing
             operations:
             Domestic.................... $  4,467 $  5,335 $  2,540
             Foreign.....................       72       56      282
                                          -------- -------- --------
              Total...................... $  4,539 $  5,391 $  2,822
                                          ======== ======== ========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                           Years Ended December 31,
                                          --------------------------
                                            2015      2014     2013
                                          --------  --------  ------
                                                 (In millions)
           Tax provision at U.S.
             statutory rate.............. $  1,589  $  1,887  $  988
           Tax effect of:
             Dividend received deduction.      (82)      (82)    (66)
             Tax-exempt income...........      (24)      (40)    (42)
             Prior year tax (1)..........      558        11      29
             Low income housing tax
              credits....................     (221)     (205)   (190)
             Other tax credits...........      (68)      (66)    (44)
             Foreign tax rate
              differential...............       (4)       --       2
             Change in valuation
              allowance..................       (1)       --      (4)

             Other, net..................       35        27       8
                                          --------  --------  ------
              Provision for income tax
                expense (benefit)........ $  1,782  $  1,532  $  681
                                          ========  ========  ======

--------

(1)As discussed further below, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                       ------------------
                                                         2015      2014
                                                       --------  --------
                                                          (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables........ $  1,888  $  1,577
      Net operating loss carryforwards................       26        29
      Employee benefits...............................      922     1,015
      Tax credit carryforwards........................      700       979
      Litigation-related and government mandated......      231       259
      Other...........................................      438       309
                                                       --------  --------
        Total gross deferred income tax assets........    4,205     4,168
      Less: Valuation allowance.......................       21        22
                                                       --------  --------
        Total net deferred income tax assets..........    4,184     4,146
                                                       --------  --------
     Deferred income tax liabilities:
      Investments, including derivatives..............    3,025     2,402
      Intangibles.....................................       53        72
      DAC.............................................    1,461     1,568
      Net unrealized investment gains.................    2,528     3,903
      Other...........................................        5        36
                                                       --------  --------
        Total deferred income tax liabilities.........    7,072     7,981
                                                       --------  --------
          Net deferred income tax asset (liability)... $ (2,888) $ (3,835)
                                                       ========  ========

  The Company also has recorded a valuation allowance charge of $1 million related to certain state net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

  The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2015.

                                            Net Operating Loss Carryforwards
                                            --------------------------------
                                              Domestic               State
                                            ------------           ---------
                                                     (In millions)
             Expiration
             2016-2020.....................     $    --               $   31
             2021-2025.....................          --                   50
             2026-2030.....................          --                   41
             2031-2035.....................          14                   12
             Indefinite....................          --                   --
                                                -------               ------
                                                $    14               $  134
                                                =======               ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                              Tax Credit Carryforwards
                                    ---------------------------------------------
                                    General Business
                                        Credits      Foreign Tax Credits  Other
                                    ---------------- ------------------- --------
                                                     (In millions)
Expiration
2016-2020..........................     $     --          $     --       $     --
2021-2025..........................           --               185             --
2026-2030..........................          103                --             --
2031-2035..........................          519                --             --
Indefinite.........................           --                --            123
                                        --------          --------       --------
                                        $    622          $    185       $    123
                                        ========          ========       ========

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to
(from) affiliates included $124 million, ($24) million and $157 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed--in April 2015, the Company received a Statutory Notice of Deficiency (the "Notice") and paid the tax thereon in September 2015 (see additional details below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company's consolidated financial statements.

  The Company recorded a non-cash charge to net income of $792 million, net of tax, during the third quarter of 2015. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company's consideration of recent decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company's action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.

  There has been no change in the Company's position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company's position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002 and will subsequently file a claim for a refund. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                   Years Ended December 31,
                                                                ------------------------------
                                                                   2015       2014      2013
                                                                ----------  --------  --------
                                                                         (In millions)
Balance at January 1,.......................................... $      546  $    532  $    532
Additions for tax positions of prior years (1).................        558        27        50
Reductions for tax positions of prior years....................         --       (13)       (4)
Additions for tax positions of current year....................          4         3         3
Settlements with tax authorities...............................        (33)       (3)      (49)
                                                                ----------  --------  --------
Balance at December 31,........................................ $    1,075  $    546  $    532
                                                                ==========  ========  ========
Unrecognized tax benefits that, if recognized would impact the
  effective rate............................................... $    1,060  $    497  $    491
                                                                ==========  ========  ========

--------

(1)The significant increase in 2015 is related to the non-cash charge discussed above.

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                           Years Ended December 31,
                                           ------------------------
                                             2015    2014    2013
                                           -------- ------- -------
                                                (In millions)
            Interest recognized on the
              consolidated statements of
              operations (1).............. $    382 $    37 $    17

                                                 December 31,
                                               -----------------
                                                 2015     2014
                                               -------- --------
                                                 (In millions)
                Interest included in other
                  liabilities on the
                  consolidated balance sheets
                  (1)......................... $    647 $    265

--------

(1)The significant increase in 2015 is related to the non-cash charge discussed above.

  The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $76 million, $92 million and $53 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $16 million related to a true-up of the 2013 tax return. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return.

17. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

    The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $420 million.

   Matters as to Which an Estimate Cannot Be Made

      For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

   Insurance Company's conduct was not the cause of the plaintiffs' injuries;
   (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                             December 31,
                                                --------------------------------------
                                                    2015         2014         2013
                                                 ---------    ---------    ---------
                                                (In millions, except number of claims)
   Asbestos personal injury claims at year end.    67,787       68,460       67,983
   Number of new claims during the year........     3,856        4,636        5,898
   Settlement payments during the year (1)..... $    56.1    $    46.0    $    37.0

--------

(1)Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

   particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2014, Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims to $690 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2015.

 Regulatory Matters

   The Company receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC"); federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA"). The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

  In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

   In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

 at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform Site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The September 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

  Sales Practices Regulatory Matters.

   Regulatory authorities in a number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO and GALIC. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

 Unclaimed Property Litigation

  West Virginia Lawsuits

   On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. The defendants intend to defend these actions vigorously.

 Total Control Accounts Litigation

   Metropolitan Life Insurance Company is a defendant in a lawsuit related to its use of retained asset accounts, known as TCA, as a settlement option for death benefits.

  Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

    Plaintiff filed this putative class action lawsuit on behalf of all persons for whom Metropolitan Life Insurance Company established a TCA to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the putative class. The court denied Metropolitan Life Insurance Company's motion to dismiss the complaint. The Company intends to defend this action vigorously.

  Reinsurance Litigation

  Robainas, et al. v. Metropolitan Life Ins. Co. (S.D.N.Y., December 16, 2014)

    Plaintiffs filed this putative class action lawsuit on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by Metropolitan Life Insurance Company from 2009 through 2014 (the "Policies"). Two similar actions were subsequently filed, Yale v. Metropolitan Life Ins. Co. (S.D.N.Y., January 12, 2015) and International Association of Machinists and Aerospace Workers District Lodge 15 v. Metropolitan Life Ins. Co. (E.D.N.Y., February 2, 2015). Both of these actions were consolidated with the Robainas action. The consolidated complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuit sought recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for the Policies. On October 9, 2015, the court granted Metropolitan Life Insurance Company's motion to dismiss the consolidated complaint, finding that plaintiffs lacked
  Article III standing because they did not allege any concrete injury as a result of the alleged conduct. Plaintiffs appealed this decision to the Second Circuit Court of Appeals.

  Intoccia v. Metropolitan Life Ins. Co. (S.D.N.Y., April 20, 2015)

    Plaintiffs filed this putative class action on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums for Guaranteed Benefits Insurance Riders attached to variable annuity contracts with Metropolitan Life Insurance Company from 2009 through 2015 (the "Annuities"). The court consolidated Weilert v. Metropolitan Life Ins. Co. (S.D.N.Y., April 30, 2015) with the Intoccia case, and the consolidated, amended complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuits seek recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for Guaranteed Benefits Insurance Riders attached to the Annuities. The Court granted Metropolitan Life Insurance Company's motion to dismiss, adopting the reasoning of the Robainas decision. Plaintiffs appealed this decision to the Second Circuit Court of Appeals.

  Other Litigation

  McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed February 22, 2012)

    This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  law by determining that no dividends were payable with respect to the contracts from and after 1999. On August 8, 2014, the court denied the parties' motions for summary judgment. The court has set a June 6, 2016 trial date.

  Sun Life Assurance Company of Canada Indemnity Claim

    In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that were transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed but subsequently agreed to withdraw the appeal and consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Fehr v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life in May 2013, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

  Fauley v. Metropolitan Life Insurance Co., et al. (Circuit Court of the 19th Judicial Circuit, Lake County, Ill., July 3, 2014).

    Plaintiffs filed this lawsuit against defendants, including Metropolitan Life Insurance Company and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. (S) 227. The court issued a final order certifying a nationwide settlement class and approving a settlement under which Metropolitan Life Insurance Company has agreed to pay up to $23 million to resolve claims as to fax ads sent between August 23, 2008 and August 7, 2014. On March 23, 2016, the intermediate appellate court affirmed the trial court's order.

  Voshall v. Metropolitan Life Ins. Co. (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

    Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.

  Martin v. Metropolitan Life Insurance Company, (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

    Plaintiffs filed this this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiff asserts causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiff seeks declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. The Company intends to defend this action vigorously.

  Lau v. Metropolitan Life Insurance Co. (S.D.N.Y. filed, December 3, 2015)

    This putative class action lawsuit was filed by a single defined contribution plan participant on behalf of all ERISA plans whose assets were invested in Metropolitan Life Insurance Company's "Group Annuity Contract Stable Value Funds" within the past six years. The suit alleges breaches of fiduciary duty under ERISA and challenges the "spread" with respect to the stable value fund group annuity products sold to retirement plans. The allegations focus on the methodology Metropolitan Life Insurance Company uses to establish and reset the crediting rate, the terms under which plan participants are permitted to transfer funds from a stable value option to another investment option, the procedures followed if an employer terminates a contract, and the level of disclosure provided. Plaintiff seeks declaratory and injunctive relief, as well as damages in an unspecified amount. The Company intends to defend this action vigorously.

  Sales Practices Claims

    Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds, other products or the misuse of client assets. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

  Assets and liabilities held for insolvency assessments were as follows:

                                                                         December 31,
                                                                        ---------------
                                                                         2015    2014
                                                                        ------- -------
                                                                         (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments. $    29 $    34
 Premium tax offsets currently available for paid assessments..........      50      65
                                                                        ------- -------
                                                                        $    79 $    99
                                                                        ======= =======
Other Liabilities:
 Insolvency assessments................................................ $    43 $    50
                                                                        ======= =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)


Commitments

 Leases

   The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2016.......     $    241
                           2017.......          202
                           2018.......          189
                           2019.......          160
                           2020.......          154
                           Thereafter.          859
                                           --------
                            Total.....     $  1,805
                                           ========

   Total minimum rentals to be received in the future under non-cancelable subleases were $93 million as of December 31, 2015.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $4.2 billion and $3.9 billion at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.4 billion and $3.6 billion at December 31, 2015 and 2014, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.2 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $4 million and $3 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

18. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2015 and 2014 are summarized in the table below:

                                                                        Three Months Ended
                                                           ---------------------------------------------
                                                           March 31, June 30, September 30, December 31,
                                                           --------- -------- ------------- ------------
                                                                           (In millions)
2015
Total revenues............................................ $  9,862  $  8,833   $  10,772    $   9,304
Total expenses............................................ $  8,170  $  7,945   $   9,637    $   8,480
Income (loss) from continuing operations, net of income
  tax..................................................... $  1,190  $    668   $     268    $     631
Income (loss) from discontinued operations, net of income
  tax..................................................... $     --  $     --   $      --    $      --
Net income (loss)......................................... $  1,190  $    668   $     268    $     631
Less: Net income (loss) attributable to noncontrolling
  interests............................................... $      1  $      6   $      (8)   $       1
Net income (loss) attributable to Metropolitan Life
  Insurance Company....................................... $  1,189  $    662   $     276    $     630
2014
Total revenues............................................ $  9,037  $  9,252   $   9,857    $  10,585
Total expenses............................................ $  7,889  $  8,210   $   8,017    $   9,224
Income (loss) from continuing operations, net of income
  tax..................................................... $    828  $    749   $   1,303    $     979
Income (loss) from discontinued operations, net of income
  tax..................................................... $     (3) $     --   $      --    $      --
Net income (loss)......................................... $    825  $    749   $   1,303    $     979
Less: Net income (loss) attributable to noncontrolling
  interests............................................... $      1  $     --   $      (7)   $       1
Net income (loss) attributable to Metropolitan Life
  Insurance Company....................................... $    824  $    749   $   1,310    $     978

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

19. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion, $2.1 billion and $2.4 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $135 million, $129 million and $127 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $151 million, $177 million and $142 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.5 billion, $1.8 billion and $1.4 billion for the years ended December 31, 2015, 2014 and 2013, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net payables to affiliates, related to the items discussed above, of $282 million and $169 million at December 31, 2015 and 2014, respectively.

  See Notes 6, 8, 9, 12, 13 and 15 for additional information on related party transactions.

20. Subsequent Events

Common Stock Dividend

  On March 15, 2016, Metropolitan Life Insurance Company paid an ordinary cash dividend to MetLife, Inc. of $1.5 billion.

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

20. Subsequent Events (continued)


The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the SEC filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. MetLife expects that the life insurance closed block and the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of the Separation. Metropolitan Life Insurance Company would no longer write new retail life and annuity business post-Separation.

                      Metropolitan Life Insurance Company
            (A Wholly-Owned Subsidiary of MetLife, Inc.) Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                                                                    Amount at
                                                    Cost or       Estimated Fair  Which Shown on
                                               Amortized Cost (1)     Value       Balance Sheet
Types of Investments                           ------------------ -------------- ----------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $         36,183       $ 39,693 $         39,693
   Public utilities...........................             10,186         10,681           10,681
   State and political subdivision securities.              6,070          6,974            6,974
   Foreign government securities..............              3,178          3,606            3,606
   All other corporate bonds..................             75,375         76,682           76,682
                                                 ----------------       -------- ----------------
     Total bonds..............................            130,992        137,636          137,636
 Mortgage-backed and asset-backed securities..             36,407         37,061           37,061
 Redeemable preferred stock...................                962            989              989
                                                 ----------------       -------- ----------------
       Total fixed maturity securities........            168,361        175,686          175,686
                                                 ----------------       -------- ----------------
Trading and fair value option securities......                463            431              431
                                                 ----------------       -------- ----------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....              1,103          1,066            1,066
   Public utilities...........................                195            177              177
 Non-redeemable preferred stock...............                687            706              706
                                                 ----------------       -------- ----------------
       Total equity securities................              1,985          1,949            1,949
                                                 ----------------       -------- ----------------
Mortgage loans held-for-investment............             53,722                          53,722
Policy loans..................................              8,134                           8,134
Real estate and real estate joint ventures....              5,968                           5,968
Real estate acquired in satisfaction of debt..                 40                              40
Other limited partnership interests...........              4,088                           4,088
Short-term investments........................              5,595                           5,595
Other invested assets.........................             16,869                          16,869
                                                 ----------------                ----------------
       Total investments......................   $        265,225                $        272,482
                                                 ================                ================

--------

(1)The Company's trading and FVO securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                              Future Policy Benefits,
                               Other Policy-Related
                       DAC         Balances and       Policyholder Policyholder
                       and     Policyholder Dividend    Account     Dividends       Unearned       Unearned
Segment                VOBA         Obligation          Balances     Payable    Premiums (1), (2) Revenue (1)
-------------------- -------- ----------------------- ------------ ------------ ----------------- -----------
2015
Retail.............. $  5,630       $   64,197         $  30,204      $  624         $   36         $  522
Group, Voluntary &
  Worksite Benefits.      303           21,477             8,193          --            269             --
Corporate Benefit
  Funding...........      105           41,696            56,023          --             --             33
Corporate & Other...        5              528                --          --              3             --
                     --------       ----------         ---------      ------         ------         ------
 Total.............. $  6,043       $  127,898         $  94,420      $  624         $  308         $  555
                     ========       ==========         =========      ======         ======         ======
2014
Retail.............. $  5,544       $   64,965         $  30,058      $  615         $   35         $  527
Group, Voluntary &
  Worksite Benefits.      324           20,500             8,305          --            321             --
Corporate Benefit
  Funding...........      106           40,414            57,539          --             --             41
Corporate & Other...        1              518                --          --             --             --
                     --------       ----------         ---------      ------         ------         ------
 Total.............. $  5,975       $  126,397         $  95,902      $  615         $  356         $  568
                     ========       ==========         =========      ======         ======         ======
2013
Retail.............. $  5,990       $   62,912         $  30,434      $  601         $   36         $  507
Group, Voluntary &
  Worksite Benefits.      333           19,460             8,575          --            236             --
Corporate Benefit
  Funding...........       93           36,452            53,489          --             --             31
Corporate & Other...       --              581                --          --              1             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  6,416       $  119,405         $  92,498      $  601         $  273         $  538
                     ========       ==========         =========      ======         ======         ======

--------

(1)Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                              Policyholder    Amortization of
                                                              Benefits and        DAC and
                                Premiums and                   Claims and          VOBA
                               Universal Life       Net     Interest Credited   Charged to       Other
                             and Investment-Type Investment  to Policyholder       Other       Operating
Segment                      Product Policy Fees   Income   Account Balances     Expenses     Expenses (1)
---------------------------- ------------------- ---------- ----------------- --------------- ------------
2015
Retail......................      $   5,758      $   5,039      $   6,320         $  691        $  2,691
Group, Voluntary & Worksite
  Benefits..................         15,439          1,655         14,125             32           2,234
Corporate Benefit Funding...          3,205          4,850          6,185             20             459
Corporate & Other...........            116             33             80             (1)          1,396
                                  ---------      ---------      ---------         ------        --------
 Total......................      $  24,518      $  11,577      $  26,710         $  742        $  6,780
                                  =========      =========      =========         ======        ========
2014
Retail......................      $   5,640      $   5,150      $   6,170         $  652        $  2,619
Group, Voluntary & Worksite
  Benefits..................         15,097          1,618         13,977             26           2,155
Corporate Benefit Funding...          2,985          4,780          5,805             17             458
Corporate & Other...........            128            345             77             --           1,384
                                  ---------      ---------      ---------         ------        --------
 Total......................      $  23,850      $  11,893      $  26,029         $  695        $  6,616
                                  =========      =========      =========         ======        ========
2013
Retail......................      $   5,456      $   5,077      $   6,059         $  217        $  2,956
Group, Voluntary & Worksite
  Benefits..................         14,420          1,594         13,346             25           2,005
Corporate Benefit Funding...          2,886          4,585          5,813             19             461
Corporate & Other...........             76            529             67             --           1,510
                                  ---------      ---------      ---------         ------        --------
 Total......................      $  22,838      $  11,785      $  25,285         $  261        $  6,932
                                  =========      =========      =========         ======        ========

--------

(1)Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                                                                             Assumed
                             Gross Amount   Ceded     Assumed    Net Amount   to Net
                             ------------ ---------- ---------- ------------ --------
2015
Life insurance in-force..... $  3,035,399 $  361,355 $  811,435 $  3,485,479     23.3%
                             ============ ========== ========== ============
Insurance premium
Life insurance (1).......... $     14,449 $    1,143 $    1,638 $     14,944     11.0%
Accident & health insurance.        7,048         99         41        6,990      0.6%
                             ------------ ---------- ---------- ------------
 Total insurance premium.... $     21,497 $    1,242 $    1,679 $     21,934      7.7%
                             ============ ========== ========== ============
2014
Life insurance in-force..... $  2,935,363 $  372,886 $  830,980 $  3,393,457     24.5%
                             ============ ========== ========== ============
Insurance premium
Life insurance (1).......... $     14,135 $    1,159 $    1,630 $     14,606     11.2%
Accident & health insurance.        6,828         93         43        6,778      0.6%
                             ------------ ---------- ---------- ------------
 Total insurance premium.... $     20,963 $    1,252 $    1,673 $     21,384      7.8%
                             ============ ========== ========== ============
2013
Life insurance in-force..... $  2,940,853 $  401,576 $  844,946 $  3,384,223     25.0%
                             ============ ========== ========== ============
Insurance premium
Life insurance (1).......... $     13,820 $    1,187 $    1,423 $     14,056     10.1%
Accident & health insurance.        6,470         97         46        6,419      0.7%
                             ------------ ---------- ---------- ------------
 Total insurance premium.... $     20,290 $    1,284 $    1,469 $     20,475      7.2%
                             ============ ========== ========== ============

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.9 billion and $277.9 billion, respectively, and life insurance premiums of $36 million and $681 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively.

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                                     PART C



                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS

The financial statements and financial highlights of each of the Investment Divisions of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2015

   (3)   Statements of Operations for the year ended December 31, 2015

   (4) Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014


   (5)   Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2015 and 2014

   (3) Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013

   (5) Consolidated Statements of Equity for the years ended December 31, 2015, 2014 and 2013

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013

   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(B) EXHIBITS


(1) Resolution of the Board of Directors of Metropolitan Life establishing Separate Account E. (1)


(2)            Not applicable.


(3)   (a)      Principal Underwriting Agreement with MetLife Investors
               Distribution Company. (16)


  (b) Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC). (5)


                  (i) Form of Enterprise Selling Agreement 02-10(MetLife Investors Distribution Company Sales Agreement).
                             (18)


                  (ii) Form of Enterprise Selling Agreement 9-12(MetLife Investors Distribution Company Sales Agreement).
                             (25)


  (c)          Participation Agreement--New England Zenith Fund. (3)


  (d)          Participation Agreement--American Funds Insurance Series. (2)



                  (i) Participation Agreement--American Funds Insurance Series - Summary (21)




                  (ii) Amendment No. 4 to Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014. (29)



  (e)          Participation Agreement--Met Investors Series Trust. (4)


                  (i)        First Amendment to the Participation Agreement
                             (17)


                  (ii)       Second Amendment to the Participation Agreement
                             (17)


                  (iii) Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (24)

  (f)          Participation Agreement--Metropolitan Series Fund. (6)


  (i) Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (24)


(4)            Form of Deferred Annuity Contract. (2)


  (a)          ROTH Individual Retirement Annuity Endorsement--Form
               ML-446.2(9/02). (8)


  (b)          401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (8)


  (c)          Individual Retirement Annuity Endorsement. Form ML-408.2(9/02).
               (9)


  (d)          Tax Sheltered Annuity Endorsement. Form ML-398.2(9/02). (8)


  (e)          Guaranteed Minimum Income Benefit Rider--Living Benefit
               ML-560-1(03/03) (19)


                  (i) Guaranteed Minimum Income Benefit Rider--Living Benefit--Form ML-560-8 NY(7/10) (20)


                  (ii)       Guaranteed Minimum Income Benefit--Contract
                      Schedule--Form ML-EGMIB-NY(7/10) (20)


                  (iii) Qualified Distribution Program Endorsement--Form ML-RMD(7/10) (20)


                  (iv) Qualified Distribution Program Endorsement--Form ML-RMD-NY(7/10) (20)


  (f)          Guaranteed Withdrawal Benefit Rider. (10)


  (g)          Guaranteed Minimum Income Benefit Form ML-560-2(5/05). (9)


  (h)          Enhanced Dollar Cost Averaging Rider Form ML-510-1(5/05). (9)


  (i)          Non-Qualified Annuity Endorsement Form ML-NQ(11/04)-I. (10)


  (j)          Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB(11/05) E.
               (11)


  (k) Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ(11/05)-I. (11)


  (l)          Guaranteed Minimum Accumulation Benefit Rider. Form
               ML-670-1(11/05). (11)


  (m)          Guaranteed Withdrawal Benefit Rider. Form
               ML-670-2(11/05)(Enhanced). (11)


  (n)          Lifetime Withdrawal Guarantee Benefit Rider. Form
               MLI-690-1.24(7/04). (12)


  (i) Lifetime Withdrawal Guarantee Benefit Rider - Specifications Form 8028-4(11/05). (12)


  (o)          Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4 4/08).
               (14)


                  (i) Lifetime Guaranteed Withdrawal Benefit - Contract Schedule ML-ELGWB(4-08)). (13)


  (p) Lifetime Guaranteed Withdrawal Benefit Rider(for Florida, New Jersey and Nevada). Form ML-690-5(7/09). (17)


                  (i)        Lifetime Guaranteed Withdrawal Benefit Rider -
                      Contract Schedule(ML-ELGWB(7/09)). (17)


  (q) Lifetime Guaranteed Withdrawal Benefit Rider(for New York). Form ML-690-6-NY(7/09). (17)


                  (i)        Lifetime Guaranteed Withdrawal Benefit Rider -
                      Contract Schedule(ML-ELGWB(7/09)). (17)


  (r) Guaranteed Minimum Income Benefit Rider - Living Benefit - ML-560-4(4/08). (14)


                  (i) Guaranteed Minimum Income Benefit -Contract Schedule(ML-EGMIB(4-08)). (13)


  (s)          Guaranteed Minimum Death Benefit(GMDB)Rider ML-640-1(4/08). (14)


                  (i) Guaranteed Minimum Death Benefit - Contract Schedule(ML-EDB(4-08)). (13)

(5)            Preference Premier VA Application PPS-APP-9-08, MPP(09/08) eF
               (15)



  (a)          Preference Premier VA Application MPP-ADMIN-5-10-NY,
               MPP-NY(05/10) (20)



  (b)          Preference Premier VA Application MPP-ADMIN-7-10-NY,
               MPP-NY(7/10) (20)


  (c) Preference Premier VA form of Application(Target Volatility Rider) PPS-APP-5-11-NY, MPP(05/11) (20)



  (d)          Form of Variable Annuity Application MPP-ADMIN-M-LWG(05/16) (30)


  (e)          Form of Variable Annuity Application-New York
               MPP-APP-PACK-NY(05/16) Fs (30)



(6)   (a)      Amended and Restated Charter of Metropolitan Life. (4)


  (b)          Amended and Restated By-Laws of Metropolitan Life. (7)


(7)   (a)      Automatic Reinsurance Agreement between Metropolitan Life
               Insurance Company and Exeter Reassurance Company, Ltd. effective
               December 1, 2004(Agreement No. 17258) (22)



                  (i)        Amendment No. 1 as of May 1, 2005 (22)




                  (ii)       Amendment No. 2 as of November 1, 2005 (22)




                  (iii)      Amendment No. 3 as of June 12, 2006(22) (22)




                  (iv)       Amendment No. 4 as of February 26, 2007 (22)




                  (v)        Amendment No. 5 as of June 30, 2007 (22)




                  (vi)       Amendment No. 6 as of July 16, 2007 (22)




                  (vii)      Amendment No. 7, as of April 28, 2008 (23)




                  (viii)     Amendment No. 8, as of July 1, 2008 (23)




                  (ix)       Amendment No. 9 as of July 14, 2008 (23)




                  (x) Amendment No. 10 dated October 10, 2008, as of November 10, 2008 (23)




                  (xi)       Amendment no. 11 as of February 20, 2009 (23)




                  (xii)      Amendment No. 12 as of May 4, 2009 (23)




                  (xiii)     Amendment No. 13 as of July 10, 2009 (23)




                  (xiv)      Amendment No. 14 as of July 19, 2010 (23)




                  (xv)       Amendment No. 15 as of December 31, 2010 (23)




                  (xvi)      Amendment No. 16 as of April 29, 2011 (23)




                  (xvii)     Amendment No. 17 as of October 10, 2011(23)




                  (xviii)    Amendment No. 18 as of April 1, 2012 (26)




                  (xix)      Amendment No. 19 as of September 30, 2012 (26)




                  (xx)       Amendment No. 20 as of July 1, 2012 (26)




                  (xxi)      Amendment No. 21 as of February 4, 2013 (28)




                  (xxii)     Amendment No. 22 as of April 29, 2013 (28)




(7)   (b)      Partial Commutation Agreement between Exeter Reassurance
               Company, Ltd. And Metropolitan Life Insurance Company (effective
               November 1, 2014).(27)



(8)            Not applicable.


(9) Opinion and consent of counsel as to the legality of the securities being registered.(15)



(10)           Consent of Independent Registered Public Accounting Firm.(30)



(11)           Not applicable.

(12)           Not applicable.



(13) Powers of Attorney for Steven A. Kandarian, Cheryl W. Grise, Carlos M. Gutierrez, R. Glenn Hubbard, Alfred F. Kelly, Jr., William E. Kennard, James M. Kilts, Catherine R. Kinney, Denise
               M. Morrison, Kenton J. Sicchitano, Lulu C. Wang, John C.R. Hele and Peter M. Carlson. (30)


------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4, on February 27, 1996. As incorporated herein by reference.



2. Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on August 3, 2001. As incorporated herein by reference.

3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 033-57320 for Metropolitan Life Separate Account UL on Form S-6, on
    September 18, 2000. As incorporated herein by reference.


4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.


5. Filed with Post-Effective Amendment No. 13 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 25, 2006. As incorporated herein by reference.


6. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4, on September 10, 2007. As incorporated herein by reference.


7. Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on January 16, 2008. As incorporated herein by reference.


8. Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 10, 2003. As incorporated herein by reference.


9. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 8, 2005. As incorporated herein by reference.


10. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on May 18, 2004. As incorporated herein by reference.


11. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on July 29, 2005. As incorporated herein by reference.


12. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 5, 2006. As incorporated herein by reference.


13. Filed with Post-Effective Amendment No. 18 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on March 31, 2008. As incorporated herein by reference.


14. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on January 17, 2008. As incorporated herein by reference.

15. Filed with Pre-Effective Amendment No.1 to this Registration Statement on December 8, 2008.

16. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6, on February 6, 2008. As incorporated herein by reference.

17. Filed with Post-Effective Amendment No. 2 to this Registration Statement on June 26, 2009.

18. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716 for Metropolitan Life Separate Account E on Form N-4, on April 13, 2010. As incorporated herein by reference.


19. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4, on April 8, 2005. As incorporated herein by reference.
20. Filed with Post-Effective Amendment No 16 to this Registration Statement on April 12,2012. As incorporated herein by reference.


21. Filed with Post-Effective Amendment No. 15 to Registration Statement File No. 333-83716 for Metropolitan Life Separate Account E on Form N-4, on April 12, 2011. As incorporated herein by reference.


22. Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4, on March 31, 2008. As incorporated herein by reference.


23. Filed with Post-Effective Amendment No. 3 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 12, 2012. As incorporated herein by reference.


24. Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 12, 2012. As incorporated herein by reference.


25. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 11, 2013. As incorporated herein by reference.


26. Filed with Post-Effective Amendment No. 12 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 11, 2013. As incorporated herein by reference.


27. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 15, 2015. As incorporated herein by reference.
28. Filed with Post-Effective Amendment No. 13 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 10, 2014. As incorporated herein by reference.
29. Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4, on April 13, 2016. As incorporated herein by reference.

30. Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR


NAME, PRINCIPAL OCCUPATION
AND BUSINESS ADDRESS                      POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------     -------------------------------------------------------------------
Steven A. Kandarian                       Chairman of the Board, President and Chief Executive Officer and a
MetLife, Inc. and Metropolitan Life       Director
Insurance Company
1095 Avenue of the Americas
New York, NY 10036


Cheryl W. Grise                           Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166


Carlos M. Gutierrez                       Director
Co-Chair
Albright Stonebridge Group (ASG)
601 Thirteenth Street, N.W.
Washington, D.C. 20004


R. Glenn Hubbard                          Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902


Alfred F. Kelly, Jr.                      Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166


Edward J. Kelly, III                      Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166


William E. Kennard                        Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, New York 10166


James M. Kilts                            Director
Founding Partner
Centerview Capital
Greenwich Office Park
2nd Floor
Greenwich, CT 06831

Catherine R. Kinney                    Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Denise M. Morrison                       Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place,
Camden, NJ 08103



Kenton J. Sicchitano                   Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Lulu C. Wang                      Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173


Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166




NAME                        POSITION WITH METLIFE
-------------------------   -------------------------------------------------------------
Steven A. Kandarian         Chairman of the Board, President and Chief Executive Officer
Michel A. Khalaf            President, Europe/Middle East/Africa Division
Christopher G. Townsend     President, Asia
Ricardo A. Anzaldua         Executive Vice President and General Counsel
Peter M. Carlson            Executive Vice President and Chief Accounting Officer
Marlene B. Debel            Executive Vice President and Treasurer
Karl R. Erhardt             Executive Vice President and Chief Auditor
Steven J. Goulart           Executive Vice President and Chief Investment Officer
John C.R. Hele              Executive Vice President and Chief Financial Officer
Frans Hijkoop               Executive Vice President and Chief Human Resources Officer
Esther Lee                  Executive Vice President, Global Chief Marketing Officer
Martin J. Lippert           Executive Vice President, Global Technology and Operations
Maria R. Morris             Executive Vice President, Global Employee Benefits
Douglas A. Rayvid           Executive Vice President and Chief Compliance Officer
Rebecca Tadikonda           Executive Vice President and Chief Strategy Officer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS.


As of January 31, 2016, there were 710,449 owners of qualified contracts and 167,385 owners of non-qualified contracts offered by the Registrant (Metropolitan Life Separate Account E).

ITEM 28. INDEMNIFICATION


As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

Met Investors Series Trust
Metropolitan Series Fund
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account

Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account 26
Security Equity Separate Account 27
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


Name and Principal                  Positions and Offices
Business Address                    With Underwriter
Elizabeth M. Forget                 Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                     Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myles J. Lambert                    Chairman, President and Chief Executive Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne III                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                    Vice President and Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

Tyla L. Reynolds                    Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                    Treasurer
1095 Avenue of the Americas
New York, NY 10036



(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $118,054,844       $0                $0            $0


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

(a) Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166

(b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

(d) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

(e) MetLife, One Financial Center, Boston, MA 02111


ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

Item 32. Undertakings.

(a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

(b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.


(c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contract.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on this 13th day of April 2016.

                                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                     (Registrant)

                                     BY: METROPOLITAN LIFE INSURANCE COMPANY
                                     (Depositor)

                                     BY: /s/ Gregory E. Illson
                                         ---------------------------------------
                                         Gregory E. Illson
                                         Vice President

                                     BY: METROPOLITAN LIFE INSURANCE COMPANY
                                     (Depositor)

                                     BY: /s/ Gregory E. Illson
                                         ---------------------------------------
                                         Gregory E. Illson
                                         Vice President

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2016.

            Signature                                  Title
            ---------                                  -----


               *
---------------------------------
Steven A. Kandarian                  Chairman of the Board, President, Chief
                                          Executive Officer and Director


               *
---------------------------------
John C.R. Hele                     Executive Vice President and Chief Financial
                                                      Officer

               *
---------------------------------
Peter M. Carlson                        Executive Vice President and Chief
                                                 Accounting Officer

               *
---------------------------------
Cheryl W. Grise                                      Director


               *
---------------------------------
Carlos M. Gutierrez                                  Director


               *
---------------------------------
R. Glenn Hubbard                                     Director


               *
---------------------------------
Alfred F. Kelly, Jr.                                 Director



---------------------------------
Edward J. Kelly, III                                 Director


               *
---------------------------------
William E. Kennard                                   Director


               *
---------------------------------
James M. Kilts                                       Director

               *
---------------------------------
Catherine R. Kinney                                  Director


               *
---------------------------------
Denise M. Morrison                                   Director


               *
---------------------------------
Kenton J. Sicchitano                                 Director


               *
---------------------------------
Lulu C. Wang                                         Director



By: /s/ Michele H. Abate
    ---------------------------------
    Michele H. Abate
    Attorney-In-Fact
    April 13, 2016

* Metropolitan Life Insurance Company. Executed by Michele H. Abate, Esq., on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



(5)(d) Form of Variable Annuity Application


(5)(e) Form of Variable Annuity Application-New York


(10)   Consent of Independent Registered Public Accounting Firm


(13)   Powers of Attorney